UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis & Bockius, LLP 1111 Pennsylvania Ave, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Item 1.	Schedule of Investments.

Quarterly Report

31 December 2016

SPDR® Index Shares Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

SPDR S&P International Health Care Sector ETF (IRY)	262
SPDR S&P International Industrial Sector ETF (IPN)	265
SPDR S&P International Materials Sector ETF (IRV)	269
SPDR S&P International Technology Sector ETF (IPK)	273
SPDR S&P International Telecommunications Sector ETF (IST)	277
SPDR S&P International Utilities Sector ETF (IPU)	280

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BELGIUM — 2.1%
Anheuser-Busch InBev SA	33,430	$3,545,422

DENMARK — 1.8%
Novo Nordisk A/S Class B	85,607	3,092,978

FRANCE — 15.4%
Air Liquide SA	17,995	2,005,261
AXA SA	96,297	2,436,139
BNP Paribas SA	51,757	3,305,466
L’Oreal SA	11,301	2,066,881
LVMH Moet Hennessy Louis Vuitton SE	12,563	2,403,699
Sanofi	54,329	4,406,640
Schneider Electric SE	27,385	1,909,543
TOTAL SA	117,019	6,013,304
Vinci SA	25,815	1,761,676

		26,308,609

GERMANY — 15.3%
Allianz SE	21,150	3,502,350
BASF SE	42,508	3,959,406
Bayer AG	38,272	4,001,619
Daimler AG	46,126	3,440,627
Deutsche Telekom AG	147,229	2,539,764
SAP SE	45,752	3,996,156
Siemens AG	39,338	4,846,237

		26,286,159

ITALY — 2.1%
Eni SpA	117,566	1,918,322
Intesa Sanpaolo SpA	665,435	1,702,731

		3,621,053

NETHERLANDS — 5.8%
ASML Holding NV	17,141	1,928,175
ING Groep NV	179,489	2,531,155
Royal Dutch Shell PLC Class A	202,244	5,543,039

		10,002,369

SPAIN — 4.4%
Banco Bilbao Vizcaya Argentaria SA	303,907	2,055,981
Banco Santander SA	674,879	3,529,958
Telefonica SA	201,263	1,872,329

		7,458,268

SWITZERLAND — 20.4%
ABB, Ltd. (a)	96,975	2,049,513
Nestle SA	144,033	10,352,350
Novartis AG	121,584	8,864,441
Roche Holding AG	32,515	7,441,323
Syngenta AG	4,285	1,696,967
UBS Group AG	166,831	2,618,148
Zurich Insurance Group AG (a)	6,967	1,922,120

		34,944,862

UNITED KINGDOM — 31.9%
AstraZeneca PLC	58,544	3,210,081
Barclays PLC	784,228	2,165,300
BP PLC	875,452	5,512,607
British American Tobacco PLC	86,287	4,927,466
BT Group PLC	405,884	1,840,115

Diageo PLC	116,450	3,036,108
GlaxoSmithKline PLC	225,637	4,354,985
HSBC Holdings PLC	929,026	7,540,887
Imperial Brands PLC	44,370	1,942,203
Lloyds Banking Group PLC	3,005,927	2,321,792
National Grid PLC	182,316	2,143,752
Prudential PLC	119,364	2,400,433
Reckitt Benckiser Group PLC	31,069	2,643,562
Rio Tinto PLC	55,563	2,168,512
Unilever NV	72,804	3,003,641
Unilever PLC	60,635	2,466,860
Vodafone Group PLC	1,231,570	3,041,295

		54,719,599

TOTAL COMMON STOCKS (Cost $206,986,819)		169,979,319

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $64,284)		64,284

TOTAL INVESTMENTS — 99.2% (Cost $207,051,103)		170,043,603
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,359,598

NET ASSETS — 100.0%		$171,403,201

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

See accompanying Notes to Schedule of Investments

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$3,545,422	$—	$—	$3,545,422
Denmark	3,092,978	—	—	3,092,978
France	26,308,609	—	—	26,308,609
Germany	26,286,159	—	—	26,286,159
Italy	3,621,053	—	—	3,621,053
Netherlands	10,002,369	—	—	10,002,369
Spain	7,458,268	—	—	7,458,268
Switzerland	34,944,862	—	—	34,944,862
United Kingdom	54,719,599	—	—	54,719,599
Short-Term Investment	64,284	—	—	64,284

TOTAL INVESTMENTS	$170,043,603	$—	$—	$170,043,603

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,285	$11,285	74	11,359	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	237,171	172,887	64,284	64,284	21
State Street Navigator Securities Lending Government Money Market Portfolio *	1,459,114	1,459,114	106,374,173	107,833,287	—	—	27,860

TOTAL		$1,470,399				$64,284	$27,881

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BELGIUM — 3.3%
Anheuser-Busch InBev SA	715,395	$75,871,294

FINLAND — 1.2%
Nokia Oyj	5,784,227	27,990,990

FRANCE — 36.4%
Air Liquide SA	385,167	42,920,828
Airbus Group SE	563,376	37,340,836
AXA SA	2,061,200	52,144,604
BNP Paribas SA	1,107,829	70,751,621
Cie de Saint-Gobain	514,714	24,025,799
Danone SA	605,557	38,450,416
Engie SA	1,622,651	20,743,272
Essilor International SA	216,194	24,479,086
L’Oreal SA	241,882	44,238,680
LVMH Moet Hennessy Louis Vuitton SE	268,923	51,453,479
Orange SA	1,983,722	30,202,794
Safran SA	349,657	25,233,344
Sanofi	1,162,892	94,322,487
Schneider Electric SE	586,171	40,873,422
Societe Generale SA	804,727	39,676,491
TOTAL SA (a)	2,504,828	128,716,644
Unibail-Rodamco SE	98,364	23,525,182
Vinci SA	552,544	37,706,886
Vivendi SA	1,010,975	19,252,513

		846,058,384

GERMANY — 33.6%
adidas AG	192,368	30,465,456
Allianz SE	452,710	74,966,849
BASF SE	909,863	84,749,161
Bayer AG	819,193	85,652,661
Bayerische Motoren Werke AG	317,760	29,745,215
Daimler AG	987,314	73,645,644
Deutsche Bank AG (b)	1,366,314	24,859,314
Deutsche Post AG	949,932	31,295,619
Deutsche Telekom AG	3,151,380	54,362,678
E.ON SE	1,981,244	14,001,104
Fresenius SE & Co. KGaA	397,919	31,167,297
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	159,588	30,239,665
SAP SE	979,299	85,535,739
Siemens AG	842,202	103,754,903
Volkswagen AG Preference Shares	181,415	25,516,184

		779,957,489

IRELAND — 1.2%
CRH PLC	822,290	28,582,212

ITALY — 4.8%
Enel SpA	7,694,468	33,988,718
Eni SpA	2,516,464	41,061,098
Intesa Sanpaolo SpA	14,243,395	36,446,332

		111,496,148

LUXEMBOURG — 0.0% (c)
APERAM SA	1	46

NETHERLANDS — 6.5%
ASML Holding NV	366,897	41,271,907
ING Groep NV	3,841,904	54,178,557

Koninklijke Ahold Delhaize NV	1,269,403	26,818,223
Koninklijke Philips NV	939,997	28,752,392

		151,021,079

SPAIN — 10.0%
Banco Bilbao Vizcaya Argentaria SA	6,505,317	44,009,551
Banco Santander SA	14,446,066	75,560,221
Iberdrola SA	5,689,175	37,408,097
Industria de Diseno Textil SA	1,041,069	35,610,329
Telefonica SA	4,307,703	40,074,107

		232,662,305

UNITED KINGDOM — 2.8%
Unilever NV	1,558,334	64,291,476

TOTAL COMMON STOCKS (Cost $2,700,461,639)		2,317,931,423

SHORT-TERM INVESTMENTS — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	141,161	141,161
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	82,678	82,678

TOTAL SHORT-TERM INVESTMENTS (Cost $223,839)		223,839

TOTAL INVESTMENTS — 99.8% (Cost $2,700,685,478)		2,318,155,262
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,371,841

NET ASSETS — 100.0%		$2,322,527,103

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$75,871,294	$—	$—	$75,871,294
Finland	27,990,990	—	—	27,990,990
France	846,058,384	—	—	846,058,384
Germany	779,957,489	—	—	779,957,489
Ireland	28,582,212	—	—	28,582,212
Italy	111,496,148	—	—	111,496,148
Luxembourg	46	—	—	46
Netherlands	151,021,079	—	—	151,021,079
Spain	232,662,305	—	—	232,662,305
United Kingdom	64,291,476	—	—	64,291,476
Short-Term Investments	223,839	—	—	223,839

TOTAL INVESTMENTS	$2,318,155,262	$—	$—	$2,318,155,262

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	225,328	$225,328	—	225,328	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	10,357,867	10,216,706	141,161	141,161	896
State Street Navigator Securities Lending Government Money Market Portfolio *	23,347,306	23,347,306	1,953,096,377	1,976,361,005	82,678	82,678	302,690

TOTAL		$23,572,634				$223,839	$303,586

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRIA — 5.1%
BUWOG AG	4,404	$102,611
IMMOFINANZ AG	42,235	82,546
Raiffeisen Bank International AG (a)	5,646	103,500
Voestalpine AG	5,426	213,414
Wienerberger AG	5,763	100,265

		602,336

BELGIUM — 7.6%
Ackermans & van Haaren NV	1,101	153,405
bpost SA	4,802	113,961
Cofinimmo SA REIT	946	108,410
Colruyt SA	3,131	155,230
Galapagos NV (a)	1,934	124,311
Ontex Group NV	3,120	92,966
Telenet Group Holding NV (a)	2,499	138,960

		887,243

FINLAND — 5.2%
Amer Sports Oyj	5,812	154,972
Kesko Oyj Class B	3,348	167,666
Metso Oyj	5,255	150,207
Outokumpu Oyj (a)	15,071	135,197

		608,042

FRANCE — 23.4%
Bollore SA (a) (b)	232	800
Bollore SA (b)	42,802	151,237
Casino Guichard Perrachon SA	2,713	130,457
Cie Plastic Omnium SA	3,282	104,993
CNP Assurances	7,327	136,016
Dassault Aviation SA	111	124,289
Elior Group (c)	5,884	134,798
Eurazeo SA	2,228	130,612
Eutelsat Communications SA	7,090	137,561
Faurecia	3,609	140,216
Fonciere Des Regions	1,472	128,772
ICADE	1,747	124,913
Imerys SA	1,603	121,853
Ipsen SA	1,767	128,039
JCDecaux SA	3,190	93,975
Lagardere SCA	5,094	141,818
Orpea	1,975	159,901
Rubis SCA	1,998	165,072
SEB SA	1,201	163,095
SFR Group SA (a)	3,687	104,338
Technicolor SA	17,569	95,249
Ubisoft Entertainment SA (a)	3,566	127,130

		2,745,134

GERMANY — 20.4%
Aareal Bank AG	2,935	110,717
Axel Springer SE	2,039	99,209
Bilfinger SE (a)	2,257	87,069
Deutsche EuroShop AG	2,177	88,794
Deutsche Lufthansa AG	11,495	148,766
Duerr AG	1,208	97,280
Fraport AG Frankfurt Airport Services Worldwide	1,824	108,063
Freenet AG	6,280	177,254

Fuchs Petrolub SE Preference Shares	3,408	143,352
Gerresheimer AG	1,540	114,709
HOCHTIEF AG	892	125,178
KION Group AG	3,189	177,800
Rheinmetall AG	2,136	143,963
Sartorius AG Preference Shares	1,676	124,627
Schaeffler AG	8,140	120,671
Software AG	2,650	96,389
STADA Arzneimittel AG	3,057	158,591
Telefonica Deutschland Holding AG	31,099	133,503
Uniper SE (a)	9,574	132,438

		2,388,373

IRELAND — 3.0%
Glanbia PLC	9,220	153,457
Kingspan Group PLC	7,335	199,604

		353,061

ITALY — 14.4%
A2A SpA	76,816	99,657
Azimut Holding SpA	5,565	93,093
Banca Popolare di Milano Scarl	217,880	82,341
Banco Popolare SC	41,066	99,277
BPER Banca	23,603	125,970
Davide Campari-Milano SpA	10,891	106,717
Italgas SpA (a)	24,006	94,647
Mediaset SpA	37,825	163,972
Moncler SpA	7,828	136,481
Poste Italiane SpA (c)	22,609	150,354
Recordati SpA	4,997	141,884
Saipem SpA (a)	282,137	159,208
Unione di Banche Italiane SpA	44,220	121,826
UnipolSai SpA	49,941	106,931

		1,682,358

LUXEMBOURG — 2.9%
Eurofins Scientific SE	475	202,907
RTL Group SA (a)	1,889	138,932

		341,839

NETHERLANDS — 10.3%
Aalberts Industries NV	4,703	152,882
ASM International NV	2,566	115,391
Boskalis Westminster	4,147	144,300
Delta Lloyd NV	20,304	113,867
Euronext NV (c)	2,288	94,612
IMCD Group NV	2,579	110,141
Koninklijke Vopak NV	3,250	153,829
PostNL NV (a)	20,620	88,996
SBM Offshore NV	8,897	139,964
Wereldhave NV	1,975	89,075

		1,203,057

SPAIN — 6.2%
Bolsas y Mercados Espanoles SHMSF SA	3,690	108,957
Cellnex Telecom SA (c)	7,498	108,070
Mapfre SA	48,748	149,109
Mediaset Espana Comunicacion SA	8,221	96,683
Merlin Properties Socimi SA	16,423	178,938
Viscofan SA	1,821	89,985

		731,742

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 1.4%
Dialog Semiconductor PLC (a)	3,818	$161,746

TOTAL COMMON STOCKS (Cost $12,212,594)		11,704,931

SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f) (Cost $518)		518

TOTAL INVESTMENTS — 99.9% (Cost $12,213,112)		11,705,449
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		6,900

NET ASSETS — 100.0%		$11,712,349

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.2% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$602,336	$—	$—	$602,336
Belgium	887,243	—	—	887,243
Finland	608,042	—	—	608,042
France	2,745,134	—	—	2,745,134
Germany	2,388,373	—	—	2,388,373
Ireland	353,061	—	—	353,061
Italy	1,682,358	—	—	1,682,358
Luxembourg	341,839	—	—	341,839
Netherlands	1,203,057	—	—	1,203,057
Spain	731,742	—	—	731,742
United Kingdom	161,746	—	—	161,746
Short-Term Investment	518	—	—	518

TOTAL INVESTMENTS	$11,705,449	$—	$—	$11,705,449

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	906	$906	—	906	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	47,092	46,574	518	518	5

TOTAL		$906				$518	$5

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX 50 Currency Hedged ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUND AND EXCHANGE TRADED PRODUCTS — 99.0%
UNITED STATES — 99.0%
SPDR EURO STOXX 50 ETF (a) (Cost $14,838,790)	422,824	$14,147,691

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $53,104)		53,104

TOTAL INVESTMENTS — 99.4% (Cost $14,891,894)		14,200,795
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		79,687

NET ASSETS — 100.0%		$14,280,482

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX 50 Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

At December 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America, N.A.	EUR 2,738,549	USD 2,910,612	01/05/2017	$21,920
Bank of America, N.A.	EUR 1,050,000	USD 1,109,270	02/03/2017	121
Bank of Montreal	EUR 2,738,549	USD 2,910,722	01/05/2017	22,030
Goldman Sachs Capital Markets L.P.	USD 2,643,415	EUR 2,505,749	01/05/2017	(287)
Goldman Sachs Capital Markets L.P.	EUR 2,738,549	USD 2,910,667	01/05/2017	21,975
Goldman Sachs Capital Markets L.P.	USD 155,268	EUR 144,000	01/09/2017	(3,330)
Goldman Sachs Capital Markets L.P.	EUR 2,505,749	USD 2,647,361	02/03/2017	457
HSBC Bank USA	EUR 2,738,549	USD 2,910,612	01/05/2017	21,920
Royal Bank of Canada	USD 2,643,716	EUR 2,505,749	01/05/2017	(587)
Royal Bank of Canada	USD 819,287	EUR 786,000	01/05/2017	9,806
Royal Bank of Canada	EUR 5,000	USD 5,308	01/05/2017	34
Royal Bank of Canada	EUR 403,000	USD 428,335	01/05/2017	3,240
Royal Bank of Canada	EUR 2,505,749	USD 2,647,264	02/03/2017	360
Societe Generale	USD 2,643,440	EUR 2,505,749	01/05/2017	(312)
Societe Generale	EUR 2,505,749	USD 2,647,023	02/03/2017	119
UBS	USD 2,643,653	EUR 2,505,749	01/05/2017	(525)
UBS	EUR 2,505,749	USD 2,646,850	02/03/2017	(54)
Westpac Banking Corp.	USD 2,643,869	EUR 2,505,752	01/05/2017	(737)
Westpac Banking Corp.	USD 819,300	EUR 786,000	01/05/2017	9,793
Westpac Banking Corp.	EUR 2,738,552	USD 2,910,698	01/05/2017	22,003
Westpac Banking Corp.	EUR 2,505,752	USD 2,647,503	02/03/2017	595

				$128,541

EUR — Euro

USD — U.S. dollar

At December 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
EURO STOXX 50	03/17/2017	4	138,257	4,012

EUR — Euro

USD — U.S. Dollar

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Fund and Exchange Traded Products	$14,147,691	$—	$—	$14,147,691
Short-Term Investment	53,104	—	—	53,104

TOTAL INVESTMENTS	$14,200,795	$—	$—	$14,200,795

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	134,372	—	134,372
Futures Contracts (b)	4,012	—	—	4,012

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$14,204,807	$134,372	$—	$14,339,179

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(5,831)	—	(5,831)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(5,831)	$—	$(5,831)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX 50 Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
SPDR EURO STOXX 50 ETF	445,149	$14,583,049	31,258	53,583	422,824	$14,147,691	$49,263	$153,240
State Street Institutional Liquid Reserves Fund, Premier Class	70,339	70,339	—	70,339	—	—	3	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	112,032	58,928	53,104	53,104	51	—

TOTAL		$14,653,388				$14,200,795	$49,317	$153,240

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUND AND EXCHANGE TRADED PRODUCTS — 99.0%
UNITED STATES — 99.0%
SPDR S&P International Dividend ETF (a) (Cost $2,042,111)	57,716	$2,081,239

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $1,374)		1,374

TOTAL INVESTMENTS — 99.1% (Cost $2,043,485)		2,082,613
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		18,247

NET ASSETS — 100.0%		$2,100,860

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

At December 31, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America, N.A.	TRY 159,000	USD 46,010	01/05/2017	$826
Bank of America, N.A.	CAD 379,000	USD 281,990	01/05/2017	(632)
Bank of America, N.A.	USD 13,417	HKD 104,000	02/03/2017	(1)
Bank of America, N.A.	USD 697	NZD 1,000	02/03/2017	(0)
Bank of America, N.A.	CZK 8,000	USD 313	02/03/2017	(0)
Bank of America, N.A.	CHF 1,000	USD 986	02/03/2017	(0)
Bank of America, N.A.	SEK 21,000	USD 2,316	02/03/2017	(0)
Bank of America, N.A.	TRY 14,000	USD 3,954	02/03/2017	(1)
Bank of America, N.A.	NOK 43,000	USD 4,997	02/03/2017	(1)
Bank of America, N.A.	ZAR 77,000	USD 5,599	02/03/2017	(1)
Bank of America, N.A.	GBP 8,000	USD 9,892	02/03/2017	(0)
Bank of America, N.A.	EUR 30,000	USD 31,693	02/03/2017	3
Bank of America, N.A.	CAD 49,000	USD 36,556	02/03/2017	2
Bank of America, N.A.	AUD 53,000	USD 38,346	02/03/2017	(2)
Bank of Montreal	EUR 391,000	USD 415,582	01/05/2017	3,145
Goldman Sachs Capital Markets L.P.	USD 249,624	GBP 202,000	01/05/2017	(16)
Goldman Sachs Capital Markets L.P.	USD 39,861	SEK 362,000	01/05/2017	(9)
Goldman Sachs Capital Markets L.P.	USD 18,701	CHF 19,000	01/05/2017	(5)
Goldman Sachs Capital Markets L.P.	USD 15,228	SGD 22,000	01/05/2017	0
Goldman Sachs Capital Markets L.P.	USD 6,559	CZK 168,000	01/05/2017	0
Goldman Sachs Capital Markets L.P.	CZK 181,000	USD 7,125	01/05/2017	59
Goldman Sachs Capital Markets L.P.	SGD 22,000	USD 15,359	01/05/2017	131
Goldman Sachs Capital Markets L.P.	CHF 19,000	USD 18,701	01/05/2017	5
Goldman Sachs Capital Markets L.P.	SEK 364,000	USD 39,518	01/05/2017	(554)
Goldman Sachs Capital Markets L.P.	GBP 211,000	USD 263,923	01/05/2017	3,194
Goldman Sachs Capital Markets L.P.	CZK 168,000	USD 6,565	02/03/2017	(4)
Goldman Sachs Capital Markets L.P.	SGD 22,000	USD 15,225	02/03/2017	(2)
Goldman Sachs Capital Markets L.P.	CHF 19,000	USD 18,732	02/03/2017	(4)
Goldman Sachs Capital Markets L.P.	SEK 362,000	USD 39,925	02/03/2017	1
Goldman Sachs Capital Markets L.P.	GBP 202,000	USD 249,774	02/03/2017	(7)
HSBC Bank USA	AUD 635,000	USD 468,770	01/05/2017	8,982
Royal Bank of Canada	USD 269,196	CAD 361,000	01/05/2017	3
Royal Bank of Canada	USD 45,187	TRY 159,000	01/05/2017	(4)
Royal Bank of Canada	USD 14,880	EUR 14,000	01/05/2017	(113)
Royal Bank of Canada	USD 10,188	AUD 14,000	01/05/2017	(51)
Royal Bank of Canada	USD 8,339	EUR 8,000	01/05/2017	100
Royal Bank of Canada	USD 8,185	CAD 11,000	01/05/2017	18
Royal Bank of Canada	USD 6,255	GBP 5,000	01/05/2017	(76)
Royal Bank of Canada	USD 5,239	CAD 7,000	01/05/2017	(19)
Royal Bank of Canada	USD 4,977	GBP 4,000	01/05/2017	(35)
Royal Bank of Canada	USD 4,635	HKD 36,000	01/05/2017	8
Royal Bank of Canada	USD 2,401	ZAR 34,000	01/05/2017	85
Royal Bank of Canada	USD 1,057	NOK 9,000	01/05/2017	(12)
Royal Bank of Canada	USD 853	SEK 8,000	01/05/2017	27
Royal Bank of Canada	USD 853	TRY 3,000	01/05/2017	(0)
Royal Bank of Canada	USD 693	NZD 1,000	01/05/2017	4
Royal Bank of Canada	USD 575	NOK 5,000	01/05/2017	6
Royal Bank of Canada	USD 394	CZK 10,000	01/05/2017	(4)
Royal Bank of Canada	USD 116	CZK 3,000	01/05/2017	1
Royal Bank of Canada	SEK 6,000	USD 651	01/05/2017	(9)
Royal Bank of Canada	TRY 3,000	USD 868	01/05/2017	16
Royal Bank of Canada	NZD 3,000	USD 2,124	01/05/2017	32
Royal Bank of Canada	ZAR 32,000	USD 2,265	01/05/2017	(75)
Royal Bank of Canada	HKD 133,000	USD 17,150	01/05/2017	(5)
Royal Bank of Canada	AUD 27,000	USD 19,930	01/05/2017	380
Royal Bank of Canada	TRY 159,000	USD 44,899	02/03/2017	(13)

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Royal Bank of Canada	CAD 361,000	USD 269,311	02/03/2017	$8
Societe Generale	USD 389,277	EUR 369,000	01/05/2017	(46)
Societe Generale	USD 23,233	THB 832,000	01/05/2017	(0)
Societe Generale	USD 504	THB 18,000	01/05/2017	(2)
Societe Generale	USD 503	THB 18,000	01/05/2017	(0)
Societe Generale	THB 868,000	USD 24,319	01/05/2017	81
Societe Generale	THB 28,000	USD 781	02/03/2017	(0)
Societe Generale	THB 832,000	USD 23,220	02/03/2017	(9)
Societe Generale	EUR 369,000	USD 389,804	02/03/2017	18
UBS	USD 469,207	AUD 648,000	01/05/2017	(5)
UBS	AUD 648,000	USD 468,864	02/03/2017	9
Westpac Banking Corp.	USD 215,010	HKD 1,667,000	01/05/2017	—
Westpac Banking Corp.	USD 113,402	ZAR 1,551,000	01/05/2017	(3)
Westpac Banking Corp.	USD 53,692	NZD 77,000	01/05/2017	—
Westpac Banking Corp.	USD 28,931	NOK 249,000	01/05/2017	(2)
Westpac Banking Corp.	NOK 263,000	USD 30,899	01/05/2017	344
Westpac Banking Corp.	NZD 75,000	USD 53,097	01/05/2017	800
Westpac Banking Corp.	ZAR 1,553,000	USD 109,954	01/05/2017	(3,591)
Westpac Banking Corp.	HKD 1,570,000	USD 202,445	01/05/2017	(55)
Westpac Banking Corp.	NOK 249,000	USD 28,934	02/03/2017	(4)
Westpac Banking Corp.	NZD 77,000	USD 53,638	02/03/2017	(1)
Westpac Banking Corp.	ZAR 1,551,000	USD 112,777	02/03/2017	(15)
Westpac Banking Corp.	HKD 1,667,000	USD 215,043	02/03/2017	(7)

				$12,893

AUD — Australian dollar

CAD — Canadian dollar

CHF — Swiss franc

CZK — Czech koruna

EUR — Euro

GBP — British pound

HKD — Hong Kong dollar

NOK — Norwegian krone

NZD — New Zealand dollar

SEK — Swedish krona

SGD — Singapore dollar

THB — Thai baht

TRY — Turkish New lira

USD — U.S. dollar

ZAR — South African rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Fund and Exchange Traded Products	$2,081,239	$—	$—	$2,081,239
Short-Term Investment	1,374	—	—	1,374

TOTAL INVESTMENTS	$2,082,613	$—	$—	$2,082,613

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	18,288	—	18,288

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,082,613	$18,288	$—	$2,100,901

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	$—	$(5,395)	$—	$(5,395)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(5,395)	$—	$(5,395)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
SPDR S&P International Dividend ETF	55,446	$2,039,858	2,430	160	57,716	$2,081,239	$45,951	$21
State Street Institutional Liquid Reserves Fund, Premier Class	107	107	—	107	—	—	—	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	15,740	14,366	1,374	1,374	1	—

TOTAL		$2,039,965				$2,082,613	$45,952	$21

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CHINA — 42.8%
21Vianet Group, Inc. ADR (a)	8,308	$58,239
500.com, Ltd. Class A, ADR (a) (b)	1,514	23,210
51job, Inc. ADR (a)	2,475	83,655
58.com, Inc. ADR (a)	3,785	105,980
A8 New Media Group, Ltd. (a)	355,789	20,650
AAC Technologies Holdings, Inc.	71,000	645,151
Agile Group Holdings, Ltd.	495,598	252,492
Agricultural Bank of China, Ltd. Class H	2,478,000	1,016,366
Air China, Ltd. Class H	349,414	223,083
Alibaba Group Holding, Ltd. ADR (a)	121,633	10,680,594
Aluminum Corp. of China, Ltd. Class H (a) (b)	640,304	264,276
Angang Steel Co., Ltd. Class H (a)	361,244	214,795
Anhui Conch Cement Co., Ltd. Class H (b)	217,750	592,601
Anhui Expressway Co., Ltd. Class H	32,000	24,640
ANTA Sports Products, Ltd.	96,000	286,645
Autohome, Inc. ADR (a)	4,464	112,850
AVIC International Holding HK, Ltd. (a)	480,000	28,479
AviChina Industry & Technology Co., Ltd. Class H	403,000	277,567
BAIC Motor Corp., Ltd. Class H (c)	182,000	161,973
Baidu, Inc. ADR (a)	30,248	4,973,074
Bank of China, Ltd. Class H	8,353,466	3,706,355
Bank of Communications Co., Ltd. Class H	2,281,630	1,650,935
BBMG Corp. Class H	221,000	76,392
Beijing Capital International Airport Co., Ltd. Class H	102,000	103,143
Beijing Capital Land, Ltd. Class H	114,000	42,788
Beijing Enterprises Holdings, Ltd.	68,000	321,444
Beijing Enterprises Water Group, Ltd. (b)	412,000	274,201
Belle International Holdings, Ltd.	533,000	299,734
Biostime International Holdings, Ltd. (a) (b)	22,500	69,504
Bitauto Holdings, Ltd. ADR (a)	2,320	43,941
Boer Power Holdings, Ltd. (b)	47,000	18,732
Boyaa Interactive International, Ltd. (a) (b)	88,200	40,385
Brilliance China Automotive Holdings, Ltd. (b)	346,000	476,617
Byd Co., Ltd. Class H (b)	85,800	452,065
BYD Electronic International Co., Ltd.	102,000	80,251
C.banner International Holdings, Ltd. (a)	168,000	50,054
CAR, Inc. (a) (b)	165,043	160,931
CGN Power Co., Ltd. Class H (c)	1,169,000	321,156
Changshouhua Food Co., Ltd.	69,000	33,819
Chanjet Information Technology Co., Ltd. Class H (a)	23,300	28,850
China Aerospace International Holdings, Ltd.	276,000	34,886
China Agri-Industries Holdings, Ltd. (a)	247,000	96,530
China Animal Healthcare, Ltd. (a) (b)	305,700	—
China Assurance Finance Group, Ltd. (a)	133,500	17,908
China Biologic Products, Inc. (a)	720	77,414
China Cinda Asset Management Co., Ltd. Class H	996,600	361,201
China CITIC Bank Corp., Ltd. Class H	1,206,341	767,077

China Coal Energy Co., Ltd. Class H (a) (b)	593,000	281,465
China Communications Construction Co., Ltd. Class H	536,000	616,668
China Conch Venture Holdings, Ltd.	134,100	238,687
China Construction Bank Corp. Class H	10,081,148	7,762,581
China Dongxiang Group Co., Ltd.	437,000	78,910
China Eastern Airlines Corp., Ltd. Class H (b)	174,000	79,671
China Everbright International, Ltd.	254,000	287,968
China Everbright, Ltd.	112,000	213,219
China Evergrande Group (b)	499,000	310,863
China Fangda Group Co., Ltd. Class B	77,700	73,459
China Fire Safety Enterprise Group, Ltd. (a)	374,227	13,274
China Galaxy Securities Co., Ltd. Class H	318,100	286,789
China Harmony New Energy Auto Holding, Ltd.	65,500	23,486
China Hongqiao Group, Ltd. (b)	106,000	93,242
China Huarong Energy Co., Ltd. (a)	151,100	8,673
China Huishan Dairy Holdings Co., Ltd. (b)	549,000	213,138
China Huiyuan Juice Group, Ltd. (a)	125,500	41,924
China International Marine Containers Group Co., Ltd. Class H	76,000	109,788
China Lesso Group Holdings, Ltd.	126,000	81,745
China Life Insurance Co., Ltd. Class H	855,708	2,229,455
China Lilang, Ltd.	75,000	42,273
China Lodging Group, Ltd. ADR	3,584	185,795
China Longyuan Power Group Corp., Ltd. Class H	438,000	342,349
China Machinery Engineering Corp. Class H	78,000	49,497
China Medical System Holdings, Ltd.	145,000	229,661
China Mengniu Dairy Co., Ltd.	358,780	691,354
China Merchants Bank Co., Ltd. Class H	566,760	1,328,969
China Merchants Port Holdings Co., Ltd.	313,252	777,357
China Minsheng Banking Corp., Ltd. Class H	791,100	845,878
China Mobile, Ltd.	637,636	6,760,308
China Modern Dairy Holdings, Ltd. (a) (b)	308,000	75,876
China Molybdenum Co., Ltd. Class H	375,000	91,414
China National Building Material Co., Ltd. Class H	378,000	183,804
China Oilfield Services, Ltd. Class H	262,557	243,825
China Overseas Land & Investment, Ltd.	629,084	1,667,410
China Pacific Insurance Group Co., Ltd. Class H	264,800	923,862
China Petroleum & Chemical Corp. Class H	2,881,726	2,044,265
China Power International Development, Ltd.	248,000	89,883
China Railway Construction Corp., Ltd. Class H	220,000	283,188
China Railway Group, Ltd. Class H	556,000	457,528

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

China Resources Beer Holdings Co., Ltd. (a)	289,357	$574,747
China Resources Gas Group, Ltd.	80,000	224,941
China Resources Land, Ltd.	388,767	874,496
China Resources Phoenix Healthcare Holdings Co., Ltd. (b)	66,500	85,085
China Resources Power Holdings Co., Ltd.	280,437	445,623
China Shengmu Organic Milk, Ltd. (a) (b) (c)	309,000	85,688
China Shenhua Energy Co., Ltd. Class H	432,040	813,577
China Silver Group, Ltd.	80,000	15,374
China Singyes Solar Technologies Holdings, Ltd. (b)	63,600	30,352
China South City Holdings, Ltd.	350,000	73,132
China Southern Airlines Co., Ltd. Class H	202,000	104,997
China State Construction International Holdings, Ltd.	196,000	293,249
China Taiping Insurance Holdings Co., Ltd. (a)	109,341	225,645
China Telecom Corp., Ltd. Class H	1,993,320	920,411
China Travel International Investment Hong Kong, Ltd. (b)	238,000	65,385
China Unicom Hong Kong, Ltd.	684,172	796,847
China Vanke Co., Ltd. Class H	125,000	285,368
China Yurun Food Group, Ltd. (a) (b)	175,659	26,055
Chinasoft International, Ltd. (a)	180,000	84,508
Chongqing Changan Automobile Co., Ltd. Class B	86,300	123,442
Chongqing Rural Commercial Bank Co., Ltd. Class H	177,000	103,874
CITIC Dameng Holdings, Ltd. (a)	204,000	13,419
CITIC Resources Holdings, Ltd. (a)	314,000	38,475
CITIC Securities Co., Ltd. Class H	189,500	385,201
CITIC Telecom International Holdings, Ltd.	176,000	52,892
CITIC, Ltd.	539,000	771,673
CNOOC, Ltd.	1,747,249	2,185,991
Cogobuy Group (a) (b) (c)	60,000	90,544
Colour Life Services Group Co., Ltd.	79,000	59,099
Consun Pharmaceutical Group, Ltd.	158,400	78,861
Coolpad Group, Ltd. (a)	437,400	45,133
COSCO SHIPPING Development Co., Ltd. Class H (a) (b)	1,112,339	229,551
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	523,215	292,207
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	24,000	8,389
COSCO SHIPPING Ports, Ltd.	36,796	36,971
Cosmo Lady China Holdings Co., Ltd. (b) (c)	90,000	34,825
Country Garden Holdings Co., Ltd. (b)	655,333	366,837
Credit China Fintech Holdings, Ltd. (a) (b)	1,960,000	235,104
CRRC Corp., Ltd. Class H	449,000	403,067
CSG Holding Co., Ltd. Class B	100,000	78,678
CSPC Pharmaceutical Group, Ltd.	256,000	273,396
CT Environmental Group, Ltd. (b)	348,000	70,021
Ctrip.com International, Ltd. ADR (a)	33,435	1,337,400

Datang International Power Generation Co., Ltd. Class H	338,000	88,498
Dazhong Transportation Group Co., Ltd. Class B	95,550	68,700
Dongfang Electric Corp., Ltd. Class H	11,600	10,249
Dongfeng Motor Group Co., Ltd. Class H	424,468	414,441
Fang Holdings, Ltd. ADR (a)	23,552	77,251
Fanhua, Inc. ADR (a)	7,572	62,696
Far East Horizon, Ltd.	134,000	114,934
FIH Mobile, Ltd.	286,000	90,376
First Tractor Co., Ltd. Class H	64,000	35,908
Fufeng Group, Ltd.	98,000	48,158
Future Land Holdings Co., Ltd. Class A	139,621	236,067
Geely Automobile Holdings, Ltd. (b)	520,000	496,985
GF Securities Co., Ltd. Class H (b)	97,200	202,846
Golden Eagle Retail Group, Ltd. (b)	84,000	119,611
GOME Electrical Appliances Holding, Ltd. (b)	1,400,322	169,776
Goodbaby International Holdings, Ltd.	225,000	107,666
Great Wall Motor Co., Ltd. Class H	319,000	297,887
Greentown China Holdings, Ltd. (a)	91,500	74,114
Guangdong Investment, Ltd.	316,000	417,358
Guangshen Railway Co., Ltd. Class H	62,500	37,727
Guangzhou Automobile Group Co., Ltd. Class H	412,032	498,489
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	82,000	212,056
Guangzhou R&F Properties Co., Ltd. Class H	346,976	419,782
Guotai Junan International Holdings, Ltd.	249,000	76,757
Haitian International Holdings, Ltd.	61,000	119,747
Haitong Securities Co., Ltd. Class H	299,600	513,943
Hengan International Group Co., Ltd.	78,500	576,614
HNA Holding Group Co., Ltd. (a)	403,400	14,829
Huadian Fuxin Energy Corp., Ltd. Class H	200,000	44,369
Huadian Power International Corp., Ltd. Class H	200,000	90,544
Huaneng Power International, Inc. Class H	540,472	358,309
Huaneng Renewables Corp., Ltd. Class H	350,000	113,760
Huatai Securities Co., Ltd. Class H (c)	65,200	124,460
Huishang Bank Corp., Ltd. Class H	593,000	302,116
Huiyin Smart Community Co., Ltd. (a)	212,000	18,320
Industrial & Commercial Bank of China, Ltd. Class H	8,659,138	5,193,372
Inner Mongolia Yitai Coal Co., Ltd. Class B	181,081	168,043
Intime Retail Group Co., Ltd. (b)	153,500	139,183
JD.com, Inc. ADR (a)	89,404	2,274,438
Jiangsu Expressway Co., Ltd. Class H	332,299	420,027
Jiangxi Copper Co., Ltd. Class H	243,578	339,928
JinkoSolar Holding Co., Ltd. ADR (a)	2,904	44,228
Jumei International Holding, Ltd. ADR (a)	2,235	11,197
Kama Co., Ltd. Class B (a)	106,649	121,580
Kangda International Environmental Co., Ltd. (c)	210,000	54,713

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Kingdee International Software Group Co., Ltd. (a) (b)	210,000	$79,090
Kingsoft Corp., Ltd. (b)	95,000	194,824
Konka Group Co., Ltd. Class B (a)	338,000	123,810
Kunlun Energy Co., Ltd.	366,000	273,798
KWG Property Holding, Ltd.	141,000	80,019
Lao Feng Xiang Co., Ltd. Class B	52,979	181,983
Launch Tech Co., Ltd. Class H (a)	23,500	26,916
Lenovo Group, Ltd. (b)	915,703	555,104
Leyou Technologies Holdings, Ltd. (a) (b)	210,800	43,502
Li Ning Co., Ltd. (a)	265,874	167,004
Lifetech Scientific Corp. (a)	248,000	59,496
Livzon Pharmaceutical Group, Inc. Class H	16,790	98,317
Luoyang Glass Co., Ltd. Class H (a) (b)	52,153	34,306
Luthai Textile Co., Ltd. Class B	44,400	53,316
Luye Pharma Group, Ltd. (b)	183,000	108,575
Maanshan Iron & Steel Co., Ltd. Class H (a) (b)	648,971	189,171
Metallurgical Corp. of China, Ltd. Class H	394,000	153,471
Minth Group, Ltd.	80,000	249,189
MOBI Development Co., Ltd.	437,000	69,328
Nanjing Panda Electronics Co., Ltd. Class H	29,000	26,968
NetEase, Inc. ADR	9,490	2,043,577
New China Life Insurance Co., Ltd. Class H	70,400	323,254
New Oriental Education & Technology Group, Inc. ADR (a)	12,781	538,080
Noah Holdings, Ltd. ADS (a) (b)	2,268	49,737
Ourgame International Holdings, Ltd. (a) (b)	40,000	16,303
People’s Insurance Co. Group of China, Ltd. Class H	497,000	196,155
PetroChina Co., Ltd. Class H	2,279,208	1,699,157
PICC Property & Casualty Co., Ltd. Class H	498,289	776,372
Ping An Insurance Group Co. of China, Ltd. Class H	544,228	2,723,544
Poly Culture Group Corp., Ltd. Class H	29,000	70,769
Poly Property Group Co., Ltd. (a) (b)	251,000	83,201
Qunar Cayman Islands, Ltd. ADR (a)	4,427	133,385
Renhe Commercial Holdings Co., Ltd. (a) (b)	1,878,000	48,203
Semiconductor Manufacturing International Corp. (a) (b)	525,883	826,149
Shandong Airlines Co., Ltd. Class B	21,300	45,522
Shandong Chenming Paper Holdings, Ltd. Class H	46,900	48,333
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	54,000	73,689
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	212,000	141,640
Shang Gong Group Co., Ltd. Class B (a)	145,200	166,690
Shanghai Baosight Software Co., Ltd. Class B	34,000	53,414
Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H	291,000	28,150

Shanghai Electric Group Co., Ltd. Class H (a) (b)	418,418	187,267
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,000	101,088
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	172,000	143,756
Shanghai Haixin Group Co. Class B	85,000	70,380
Shanghai Highly Group Co., Ltd. Class B	137,300	115,332
Shanghai Industrial Holdings, Ltd.	44,000	119,177
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	13,500	20,007
Shanghai Jinjiang International Travel Co., Ltd. Class B	26,574	96,995
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	37,400	55,576
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	139,153	203,720
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	48,184	105,234
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	62,600	143,558
Shanghai Prime Machinery Co., Ltd. Class H	552,000	97,540
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	10,400	17,420
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B (a)	103,000	51,294
Shengjing Bank Co., Ltd. Class H (c)	16,500	16,813
Shenzhen Expressway Co., Ltd. Class H	29,000	24,799
Shenzhen Investment, Ltd.	282,731	113,411
Shenzhou International Group Holdings, Ltd. (b)	50,000	316,323
Shunfeng International Clean Energy, Ltd. (a)	200,700	12,555
SINA Corp. (a)	9,090	552,581
Sino-Ocean Group Holding, Ltd.	759,211	339,792
Sinopec Oilfield Service Corp. Class H (a)	178,000	34,667
Sinopec Shanghai Petrochemical Co., Ltd. Class H	550,878	298,419
Sinopharm Group Co., Ltd. Class H	107,600	443,409
Sinotrans, Ltd. Class H	214,000	95,502
SITC International Holdings Co., Ltd.	175,000	106,537
Sohu.com, Inc. (a)	3,639	123,326
SPT Energy Group, Inc. (a)	222,000	18,612
Sun King Power Electronics Group	139,300	26,591
Sunac China Holdings, Ltd. (b)	253,000	210,476
Sunny Optical Technology Group Co., Ltd.	114,800	502,694
Synertone Communication Corp. (a)	416,920	8,604
TAL Education Group ADR (a)	5,663	397,259
TCL Multimedia Technology Holdings, Ltd. (a) (b)	126,000	62,568
Tencent Holdings, Ltd.	609,770	14,919,532
Tian Ge Interactive Holdings, Ltd. (c)	77,000	47,671
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	31,145	27,252
Tianneng Power International, Ltd. (b)	90,000	82,650
Tingyi Cayman Islands Holding Corp.	350,383	426,164

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Tong Ren Tang Technologies Co., Ltd. Class H	128,000	$237,405
TravelSky Technology, Ltd. Class H	92,000	193,418
Trina Solar, Ltd. ADR (a)	11,093	103,165
Tsingtao Brewery Co., Ltd. Class H (b)	80,000	302,329
TUS International, Ltd. (a)	169,400	14,857
Uni-President China Holdings, Ltd. (b)	174,000	122,760
Universal Health International Group Holding, Ltd. (a)	215,000	9,844
Vipshop Holdings, Ltd. ADR (a) (b)	33,439	368,163
Want Want China Holdings, Ltd. (b)	983,000	630,132
Weibo Corp. ADR (a) (b)	957	38,854
Weichai Power Co., Ltd. Class H	25,000	38,500
West China Cement, Ltd. (a)	356,000	39,948
Wisdom Sports Group (a) (b)	136,000	44,029
Xiamen International Port Co., Ltd. Class H	122,000	22,817
Xinchen China Power Holdings, Ltd. (a)	225,000	33,374
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	24,200	40,889
Xinyi Solar Holdings, Ltd. (b)	247,200	80,347
Yangzijiang Shipbuilding Holdings, Ltd.	251,500	141,879
Yantai Changyu Pioneer Wine Co., Ltd. Class B	27,053	72,403
Yanzhou Coal Mining Co., Ltd. Class H (b)	348,882	238,043
Yestar International Holdings Co., Ltd. (b)	345,000	167,313
YY, Inc. ADR (a)	3,206	126,381
Zhejiang Expressway Co., Ltd. Class H	200,000	190,890
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	50,000	26,118
Zhuzhou CRRC Times Electric Co., Ltd.	72,000	365,426
Zijin Mining Group Co., Ltd. Class H	910,685	293,650
ZTE Corp. Class H	87,840	152,723

		126,460,435

HONG KONG — 2.1%
Alibaba Pictures Group, Ltd. (a) (b)	1,100,107	178,783
Asia Resources Holdings, Ltd. (a)	370,638	11,234
AVIC Joy Holdings HK, Ltd. (a)	544,428	10,182
Beijing Enterprises Clean Energy Group, Ltd. (a)	1,636,600	42,007
Beijing Enterprises Medical & Health Group, Ltd. (a)	368,500	19,962
BEP International Holdings, Ltd.	960,000	55,100
Carnival Group International Holdings, Ltd. (a) (b)	980,000	126,400
CCT Land Holdings, Ltd. (a)	9,773,000	13,866
Chia Tai Enterprises International, Ltd. (a) (b)	11,700	3,350
China All Access Holdings, Ltd. (b)	168,000	54,172
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	405,600	22,234
China Chengtong Development Group, Ltd. (a)	322,074	24,094
China Fiber Optic Network System Group, Ltd. (a) (d)	686,800	62,008
China Finance Investment Holdings, Ltd. (a)	528,750	13,708

China Financial International Investments, Ltd. (a)	510,000	29,272
China Gas Holdings, Ltd. (b)	270,000	366,354
China High Speed Transmission Equipment Group Co., Ltd.	8,000	9,338
China Jicheng Holdings, Ltd. (a) (b) (c)	2,131,500	51,960
China Minsheng Drawin Technology Group, Ltd. (a)	521,658	14,668
China National Culture Group, Ltd. (a)	1,539,300	7,544
China NT Pharma Group Co., Ltd.	90,000	17,180
China Nuclear Energy Technology Corp., Ltd. (a)	96,000	17,211
China Ocean Industry Group, Ltd. (a)	1,557,800	43,400
China Oil Gangran Energy Group Holdings, Ltd. (a)	545,750	7,884
China Overseas Property Holdings, Ltd. (b)	232,361	39,860
China Public Procurement, Ltd. (a)	1,172,000	10,582
China Soft Power Technology Holdings, Ltd. (a)	266,000	5,627
Citychamp Watch & Jewellery Group, Ltd.	420,000	102,926
Comba Telecom Systems Holdings, Ltd.	321,847	57,286
CP Pokphand Co., Ltd. (b)	770,000	95,342
Dawnrays Pharmaceutical Holdings, Ltd.	104,000	62,509
Digital China Holdings, Ltd. (b)	133,000	100,696
Essex Bio-technology, Ltd.	55,696	23,922
EVA Precision Industrial Holdings, Ltd.	368,000	40,820
Fullshare Holdings, Ltd.	591,100	275,989
GCL-Poly Energy Holdings, Ltd. (a) (b)	826,000	99,080
Global Bio-Chem Technology Group Co., Ltd. (a)	463,200	13,024
Haier Electronics Group Co., Ltd.	129,000	202,988
Hanergy Thin Film Power Group, Ltd. (a) (b)	5,962,000	—
Hi Sun Technology China, Ltd. (a) (b)	270,000	41,441
Hua Han Health Industry Holdings, Ltd. (b) (d)	890,400	60,867
Huabao International Holdings, Ltd. (a)	237,000	100,569
Huajun Holdings, Ltd. (a)	126,900	13,421
Imperial Pacific International Holdings, Ltd. (a) (b)	6,556,300	89,637
Joy City Property, Ltd.	414,000	52,330
Kingboard Chemical Holdings, Ltd.	109,200	330,988
Lee & Man Paper Manufacturing, Ltd.	205,000	159,174
Millennium Pacific Group Holdings, Ltd. (a)	87,000	1,414
Munsun Capital Group, Ltd. (a) (b)	442,200	12,833
National Agricultural Holdings, Ltd. (a) (b)	112,000	26,147
NetDragon Websoft Holdings, Ltd. (b)	49,000	135,880
Newtree Group Holdings, Ltd. (a)	282,000	17,277
Nine Dragons Paper Holdings, Ltd.	168,000	152,330
North Mining Shares Co., Ltd. (a) (b)	2,290,000	55,233
Qianhai Health Holdings, Ltd. (a)	726,374	13,585
Shimao Property Holdings, Ltd.	145,500	190,293
SIM Technology Group, Ltd. (a)	388,500	15,283
Sino Biopharmaceutical, Ltd.	576,000	405,636
Sino-I Technology, Ltd. (a)	1,511,000	23,192
Skyworth Digital Holdings, Ltd.	230,835	131,597
SSY Group, Ltd. (b)	466,691	148,678

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Sun Art Retail Group, Ltd.	209,500	$183,745
Suncorp Technologies, Ltd. (a)	1,540,000	10,925
Tack Fiori International Group, Ltd. (a)	276,000	5,482
Tech Pro Technology Development, Ltd. (a) (b)	1,524,800	36,187
Tibet Water Resources, Ltd. (b)	309,000	133,513
United Energy Group, Ltd. (a) (b)	986,000	49,598
United Laboratories International Holdings, Ltd. (a)	106,000	72,187
Victory City International Holdings, Ltd.	807,915	26,572
Vinda International Holdings, Ltd.	39,000	72,938
Vision Values Holdings, Ltd. (a)	320,000	12,588
Wasion Group Holdings, Ltd. (b)	68,000	36,574
WH Group, Ltd. (c)	824,000	666,372
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	40,250	7,787
Xinyi Glass Holdings, Ltd.	298,000	243,684
Yuhua Energy Holdings, Ltd. (a)	4,000	629

		6,069,148

INDIA — 17.4%
Adani Ports & Special Economic Zone, Ltd.	102,017	403,514
Adani Power, Ltd. (a)	79,989	35,416
Adani Transmissions, Ltd. (a)	44,133	36,902
AIA Engineering, Ltd.	8,671	165,588
Ajanta Pharma, Ltd.	3,425	89,967
Alembic Pharmaceuticals, Ltd.	10,112	88,664
Apollo Hospitals Enterprise, Ltd.	28,291	491,831
Apollo Tyres, Ltd.	48,149	131,174
Arvind SmartSpaces, Ltd. (a)	4,506	4,545
Arvind, Ltd.	28,465	148,029
Asian Paints, Ltd.	27,039	354,989
Aurobindo Pharma, Ltd.	34,618	341,385
Axis Bank, Ltd.	130,689	866,414
Bajaj Auto, Ltd.	6,099	236,537
Bajaj Finance, Ltd.	14,828	184,001
Bharat Electronics, Ltd.	9,086	184,083
Bharat Financial Inclusion, Ltd. (a)	27,781	240,643
Bharat Forge, Ltd.	13,738	183,501
Bharat Heavy Electricals, Ltd.	155,941	278,474
Bharat Petroleum Corp., Ltd.	30,098	281,822
Bharti Airtel, Ltd.	196,962	887,011
Bharti Infratel, Ltd.	48,673	246,305
Biocon, Ltd.	23,143	323,889
Bosch, Ltd.	728	225,790
Britannia Industries, Ltd.	2,478	105,382
Cadila Healthcare, Ltd.	26,873	141,215
Cipla, Ltd.	89,938	753,746
Coal India, Ltd.	137,066	605,861
Dabur India, Ltd.	35,864	146,981
DCB Bank, Ltd. (a)	73,808	117,395
DLF, Ltd.	66,174	108,616
Dr Reddy’s Laboratories, Ltd.	9,173	413,630
Eicher Motors, Ltd.	862	276,915
Emami, Ltd.	5,473	76,732
Escorts, Ltd.	49,332	215,659
GAIL India, Ltd.	46,460	300,652
Gillette India, Ltd.	936	59,359
Glenmark Pharmaceuticals, Ltd.	14,565	190,663
Godrej Consumer Products, Ltd.	15,973	355,362
Godrej Industries, Ltd.	18,836	119,366

Gujarat Mineral Development Corp., Ltd.	45,423	61,238
Gujarat Pipavav Port, Ltd.	38,016	73,657
Havells India, Ltd.	36,122	182,153
HCL Technologies, Ltd.	50,774	619,395
HDFC Bank, Ltd.	166,681	2,962,290
Hero MotoCorp, Ltd.	12,162	545,408
Hindalco Industries, Ltd.	113,806	259,991
Hindustan Unilever, Ltd.	112,091	1,364,762
Hindustan Zinc, Ltd.	152,025	572,082
Housing Development & Infrastructure, Ltd. (a)	66,397	58,600
Housing Development Finance Corp., Ltd.	187,037	3,479,489
ICICI Bank, Ltd.	529	1,990
ICICI Bank, Ltd. ADR	180,723	1,353,615
Idea Cellular, Ltd.	199,719	218,199
IDFC, Ltd. (a)	147,262	116,625
Indiabulls Housing Finance, Ltd.	59,988	574,734
Indian Hotels Co., Ltd.	322,490	468,269
Indian Oil Corp., Ltd.	109,434	524,113
IndusInd Bank, Ltd.	25,484	415,997
Infosys, Ltd. ADR (b)	235,257	3,488,861
ITC, Ltd. GDR (a)	298,066	1,058,134
Jaiprakash Associates, Ltd. (a)	317,666	37,678
Jindal Steel & Power, Ltd. (a)	59,026	60,183
JSW Steel, Ltd.	15,001	359,719
Jubilant Foodworks, Ltd.	5,251	66,030
Just Dial, Ltd. (a)	5,965	29,790
Kotak Mahindra Bank, Ltd.	71,947	762,933
KPIT Technologies, Ltd.	53,568	106,039
Larsen & Toubro, Ltd. GDR	31,491	626,671
LIC Housing Finance, Ltd.	38,112	314,296
Lupin, Ltd.	16,785	367,739
Mahindra & Mahindra Financial Services, Ltd.	37,928	151,025
Mahindra & Mahindra, Ltd.	57,739	1,007,859
Marico, Ltd.	52,753	202,439
Marksans Pharma, Ltd.	101,699	59,713
Max Financial Services, Ltd.	15,573	125,913
Max India, Ltd. (a)	20,880	43,055
Max Ventures & Industries, Ltd. (a)	4,176	3,812
Mindtree, Ltd.	13,446	103,346
Motherson Sumi Systems, Ltd.	41,041	197,404
NCC, Ltd.	78,222	92,894
Nestle India, Ltd.	2,171	192,833
NTPC, Ltd.	138,900	337,171
Oil & Natural Gas Corp., Ltd.	364,024	1,026,315
Page Industries, Ltd.	788	158,492
PI Industries, Ltd.	9,351	114,507
Power Finance Corp., Ltd.	83,393	149,842
Power Grid Corp. of India, Ltd.	88,816	240,132
Rajesh Exports, Ltd.	25,907	176,047
Reliance Capital, Ltd.	34,404	218,554
Reliance Communications, Ltd. (a)	193,397	97,026
Reliance Industries, Ltd. GDR (c)	96,502	3,071,176
Reliance Infrastructure, Ltd.	62,852	432,657
Rural Electrification Corp., Ltd.	78,016	143,514
Shriram City Union Finance, Ltd.	7,644	204,339
Shriram Transport Finance Co., Ltd.	18,430	231,753
Siemens, Ltd.	28,187	462,031

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Sintex Industries, Ltd.	116,914	$129,196
State Bank of India	173,701	640,342
Steel Authority of India, Ltd. (a)	211,639	153,732
Strides Shasun, Ltd.	7,016	109,804
Sun Pharma Advanced Research Co., Ltd. (a)	12,448	55,903
Sun Pharmaceutical Industries, Ltd.	117,903	1,094,429
Suzlon Energy, Ltd. (a)	333,166	67,743
Tata Consultancy Services, Ltd.	61,692	2,150,221
Tata Motors, Ltd.	191,632	1,332,699
Tata Steel, Ltd.	35,312	203,563
Tech Mahindra, Ltd.	51,943	374,170
Torrent Pharmaceuticals, Ltd.	4,761	92,396
UltraTech Cement, Ltd.	6,338	303,518
United Breweries, Ltd.	7,694	88,373
United Spirits, Ltd. (a)	9,248	264,727
UPL, Ltd.	29,365	279,934
Vakrangee, Ltd.	89,519	361,004
Vedanta, Ltd.	125,545	399,831
Wipro, Ltd. ADR (b)	84,572	818,657
WNS Holdings, Ltd. ADR (a)	8,731	240,539
Wockhardt, Ltd.	4,517	43,776
Yes Bank, Ltd.	22,008	374,999
Zee Entertainment Enterprises, Ltd.	154,067	1,028,438

		51,400,531

INDONESIA — 4.3%
Ace Hardware Indonesia Tbk PT	1,991,000	123,398
Adaro Energy Tbk PT	2,412,700	303,546
AKR Corporindo Tbk PT	110,600	49,256
Astra International Tbk PT	2,567,400	1,576,933
Bank Central Asia Tbk PT	1,855,296	2,134,503
Bank Mandiri Persero Tbk PT	1,212,505	1,041,733
Bank Negara Indonesia Persero Tbk PT	464,500	190,489
Bank Rakyat Indonesia Persero Tbk PT	1,477,696	1,280,542
Charoen Pokphand Indonesia Tbk PT	312,900	71,765
Ciputra Surya Tbk PT	389,106	79,135
Citra Marga Nusaphala Persada Tbk PT (a)	299,744	39,825
Garda Tujuh Buana Tbk PT (a)	127,500	—
Garuda Indonesia Persero Tbk PT (a)	2,922,700	73,325
Gudang Garam Tbk PT	83,200	394,617
Indocement Tunggal Prakarsa Tbk PT	237,025	270,936
Indosat Tbk PT (a)	640,348	306,568
Intiland Development Tbk PT	1,053,600	39,102
Kalbe Farma Tbk PT	844,400	94,954
Kawasan Industri Jababeka Tbk PT (a)	5,500,284	119,212
Lippo Cikarang Tbk PT (a)	274,300	102,818
Lippo Karawaci Tbk PT	1,385,400	74,039
Matahari Department Store Tbk PT	78,800	88,465
Matahari Putra Prima Tbk PT	380,600	41,810
Media Nusantara Citra Tbk PT	387,200	50,439
Metropolitan Land Tbk PT	1,761,212	46,277
Modernland Realty Tbk PT (a)	4,774,300	121,196
Pakuwon Jati Tbk PT	1,906,800	79,966
Pembangunan Perumahan Persero Tbk PT	650,876	184,067
Perusahaan Gas Negara Persero Tbk	1,504,540	301,522
Semen Indonesia Persero Tbk PT	463,600	315,719
Summarecon Agung Tbk PT	722,200	71,027
Surya Semesta Internusa Tbk PT	1,148,100	36,985

Telekomunikasi Indonesia Persero Tbk PT	7,234,870	2,137,301
Tiga Pilar Sejahtera Food Tbk (a)	763,000	110,153
Tower Bersama Infrastructure Tbk PT	273,600	101,134
Unilever Indonesia Tbk PT	55,500	159,837
United Tractors Tbk PT	236,045	372,311
Wijaya Karya Persero Tbk PT	615,257	107,776

		12,692,681

MALAYSIA — 4.3%
7-Eleven Malaysia Holdings Bhd Class B	224,500	71,063
AEON Credit Service M Bhd	37,900	121,321
AirAsia Bhd	205,400	104,852
Alliance Financial Group Bhd	608,410	504,522
APM Automotive Holdings Bhd	64,000	49,363
Astro Malaysia Holdings Bhd	208,700	120,959
Axiata Group Bhd	410,505	431,918
Bermaz Auto Bhd	241,180	114,515
British American Tobacco Malaysia Bhd	12,700	126,264
Bursa Malaysia Bhd	204,034	402,519
Cahya Mata Sarawak Bhd	203,400	181,364
Carlsberg Brewery Malaysia Bhd Class B	166,703	517,277
CB Industrial Product Holding Bhd	189,800	83,350
CIMB Group Holdings Bhd	343,991	345,831
Coastal Contracts Bhd	96,700	29,963
Dialog Group Bhd	533,200	183,042
Eastern & Oriental Bhd	491,741	158,944
Eco World Development Group Bhd (a)	280,000	83,638
Genting Bhd	417,000	743,647
Genting Malaysia Bhd	462,100	471,783
IJM Corp. Bhd	929,780	663,240
Inari Amertron Bhd	179,754	133,032
IOI Corp. Bhd	590,996	579,666
IOI Properties Group Bhd	407,613	190,813
Karex Bhd	351,625	184,983
KNM Group Bhd (a)	761,200	57,692
Kuala Lumpur Kepong Bhd	44,900	240,214
Land & General Bhd	1,009,000	68,601
Landmarks Bhd (a)	1,490,000	229,180
Lingkaran Trans Kota Holdings Bhd	49,400	64,751
Malayan Banking Bhd	427,750	781,888
Maxis Bhd	312,400	416,441
Media Prima Bhd	254,100	65,139
MKH Bhd	135,900	86,036
Muhibbah Engineering M Bhd	257,300	127,904
Nam Cheong, Ltd. (a)	320,400	13,750
Oldtown Bhd	171,200	72,892
OSK Holdings Bhd	726,125	226,611
Padini Holdings Bhd	180,300	102,489
PPB Group Bhd	89,400	316,069
Press Metal Bhd	412,840	146,325
Prestariang Bhd	166,600	76,504
Public Bank Bhd	160,220	704,311
Salcon Bhd	546,800	67,649
SapuraKencana Petroleum Bhd (a)	181,000	65,363
Silverlake Axis, Ltd.	188,600	69,190
Sime Darby Bhd	316,288	571,095
TA Enterprise Bhd	616,100	61,802
Tambun Indah Land Bhd	348,700	108,046

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Telekom Malaysia Bhd	120,909	$160,368
Tenaga Nasional Bhd	279,150	864,954
TSH Resources Bhd	177,400	73,554
UEM Edgenta Bhd	75,700	58,218
Uzma Bhd (a)	112,700	42,708
Wah Seong Corp. Bhd	578,200	103,756
Yinson Holdings Bhd	130,600	84,136

		12,725,505

PHILIPPINES — 2.3%
ABS-CBN Holdings Corp.	155,400	137,543
Alliance Global Group, Inc.	662,900	170,417
Ayala Land, Inc.	1,348,488	868,023
BDO Unibank, Inc.	140,650	317,161
Belle Corp.	1,207,200	77,708
Bloomberry Resorts Corp. (a)	380,400	47,060
Cebu Air, Inc.	52,520	98,252
Cosco Capital, Inc.	1,520,600	259,997
D&L Industries, Inc.	1,345,500	308,548
DoubleDragon Properties Corp. (a)	435,170	336,143
First Gen Corp.	984,470	435,672
First Philippine Holdings Corp.	357,807	488,712
Globe Telecom, Inc.	1,995	60,557
GMA Holdings, Inc.	147,800	17,393
GT Capital Holdings, Inc.	5,895	150,599
JG Summit Holdings, Inc.	286,360	389,686
Jollibee Foods Corp.	37,700	147,122
LT Group, Inc.	452,000	114,199
Metro Pacific Investments Corp.	1,078,500	144,487
Nickel Asia Corp.	588,984	94,545
Pepsi-Cola Products Philippines, Inc.	984,000	64,132
Philex Mining Corp.	757,500	131,044
PLDT, Inc.	18,494	507,806
Puregold Price Club, Inc.	282,100	221,311
Robinsons Retail Holdings, Inc.	143,240	213,942
SM Investments Corp.	15,300	201,589
SM Prime Holdings, Inc.	874,700	498,823
Universal Robina Corp.	79,960	262,981

		6,765,452

SINGAPORE — 0.0% (e)
SIIC Environment Holdings, Ltd. (a) (b)	132,199	53,531

TAIWAN — 22.1%
Acer, Inc.	614,395	249,731
Advanced Semiconductor Engineering, Inc	869,636	891,789
Advantech Co., Ltd.	39,000	307,968
Airtac International Group	11,900	94,893
Asia Cement Corp.	791,073	646,771
Asustek Computer, Inc.	117,138	963,156
AU Optronics Corp. ADR	141,033	499,257
Catcher Technology Co., Ltd.	117,539	816,927
Cathay Financial Holding Co., Ltd.	1,139,604	1,704,332
Center Laboratories, Inc. (a)	45,088	86,178
Chang Hwa Commercial Bank, Ltd.	1,718,887	914,670
China Development Financial Holding Corp.	2,829,272	707,559
China Life Insurance Co., Ltd.	210,800	209,629
China Steel Chemical Corp.	18,877	69,700
China Steel Corp.	1,702,625	1,302,234
Chlitina Holding, Ltd.	41,000	191,458

Chunghwa Telecom Co., Ltd.	367,268	1,156,651
Coland Holdings, Ltd.	100,411	157,647
Compal Electronics, Inc.	881,431	504,589
CTBC Financial Holding Co., Ltd.	2,592,515	1,419,774
Delta Electronics, Inc.	281,787	1,394,552
E.Sun Financial Holding Co., Ltd.	365,839	208,295
Eclat Textile Co., Ltd.	39,574	414,416
eMemory Technology, Inc.	16,000	194,607
Epistar Corp. (a)	189,170	135,880
Everlight Electronics Co., Ltd.	141,996	203,109
Far Eastern New Century Corp.	1,013,170	760,766
Far EasTone Telecommunications Co., Ltd.	143,000	321,682
Feng TAY Enterprise Co., Ltd.	40,902	152,927
Firich Enterprises Co., Ltd.	27,239	50,964
First Financial Holding Co., Ltd.	2,137,508	1,140,747
Formosa Chemicals & Fibre Corp.	593,691	1,773,944
Formosa Petrochemical Corp.	185,000	642,899
Formosa Plastics Corp.	779,137	2,156,413
Foxconn Technology Co., Ltd.	211,519	559,824
Fubon Financial Holding Co., Ltd.	955,998	1,512,796
Giant Manufacturing Co., Ltd.	40,000	227,125
Himax Technologies, Inc. ADR (b)	16,722	101,001
Hiwin Technologies Corp.	25,112	115,318
Hon Hai Precision Industry Co., Ltd.	1,698,950	4,438,598
Hotai Motor Co., Ltd.	36,000	412,175
HTC Corp. (a)	102,710	251,764
Hua Nan Financial Holdings Co., Ltd.	2,054,488	1,035,882
Innolux Corp.	844,753	304,047
Inventec Corp.	325,000	222,858
King Yuan Electronics Co., Ltd.	721,898	564,455
Largan Precision Co., Ltd.	12,710	1,494,645
Lite-On Technology Corp.	480,891	725,164
Macronix International (a)	1,264,374	181,639
Makalot Industrial Co., Ltd.	40,682	156,523
MediaTek, Inc.	194,219	1,304,676
Medigen Biotechnology Corp. (a)	14,000	34,447
Mega Financial Holding Co., Ltd.	1,619,148	1,155,494
Merry Electronics Co., Ltd.	41,000	154,566
MIN AIK Technology Co., Ltd.	32,000	29,886
Motech Industries, Inc. (a)	115,507	101,426
Nan Ya Plastics Corp.	807,759	1,784,493
Novatek Microelectronics Corp.	138,062	456,223
PChome Online, Inc.	18,792	165,011
Pegatron Corp.	304,630	727,808
Pou Chen Corp.	205,000	255,701
Powertech Technology, Inc.	202,518	546,684
President Chain Store Corp.	48,000	344,038
ProMOS Technologies, Inc. (a)	1,135,850	—
Quanta Computer, Inc.	483,194	904,049
Radiant Opto-Electronics Corp.	41,000	71,495
Realtek Semiconductor Corp.	141,161	446,754
Shin Kong Financial Holding Co., Ltd. (a)	2,205,980	540,732
Silicon Motion Technology Corp. ADR	3,179	135,044
Siliconware Precision Industries Co., Ltd.	371,763	551,952
SinoPac Financial Holdings Co., Ltd.	2,736,459	770,953
Synnex Technology International Corp.	195,000	196,640
Tainan Enterprises Co., Ltd.	472,830	436,461
Taishin Financial Holding Co., Ltd.	2,547,376	932,670

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Taiwan Cement Corp.	671,216	$732,050
Taiwan FU Hsing Industrial Co., Ltd.	183,000	237,345
Taiwan Mobile Co., Ltd.	250,200	807,372
Taiwan Paiho, Ltd.	25,000	74,002
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	393,206	11,304,672
Tatung Co., Ltd. (a)	710,107	210,196
Teco Electric and Machinery Co., Ltd.	150,000	129,852
TPK Holding Co., Ltd. (a)	20,000	36,923
Tripod Technology Corp.	344,361	777,855
Uni-President Enterprises Corp.	743,971	1,232,680
United Integrated Services Co., Ltd.	481,194	736,072
United Microelectronics Corp. ADR (b)	431,892	755,811
Walsin Lihwa Corp.	472,000	173,546
Wistron Corp.	692,373	535,999
Yageo Corp.	169,354	307,926
Yuanta Financial Holding Co., Ltd.	1,547,383	576,146

		65,425,578

THAILAND — 4.6%
Advanced Info Service PCL (d)	160,502	658,851
Airports of Thailand PCL (d)	33,100	367,875
Bangkok Expressway & Metro PCL (d)	4,070,132	846,748
Bank of Ayudhya PCL NVDR	161,100	179,947
BEC World PCL (d)	114,600	53,123
Bumrungrad Hospital PCL (d)	33,600	169,827
Central Plaza Hotel PCL (d)	46,700	51,838
Charoen Pokphand Foods PCL (d)	222,900	183,621
Chularat Hospital PCL (d)	1,851,700	147,886
CP ALL PCL (d)	708,500	1,236,544
E for L Aim PCL (d)	2,723,400	20,534
Electricity Generating PCL (d)	169,899	944,134
Energy Absolute PCL (d)	218,100	181,189
Gunkul Engineering PCL (d)	1,078,460	170,154
Hana Microelectronics PCL (d)	99,000	109,200
Ichitan Group PCL (d)	128,400	36,573
Indorama Ventures PCL (d)	159,700	149,396
IRPC PCL (d)	2,863,939	383,879
Jasmine International PCL (d)	588,925	129,920
Kasikornbank PCL	54,054	267,927
KCE Electronics PCL (d)	151,300	515,452
MC Group PCL (d)	285,600	120,427
Mega Lifesciences PCL (d)	218,000	153,712
Minor International PCL (d)	305,586	311,470
Nok Airlines PCL (a) (d)	377,100	77,925
PTT Exploration & Production PCL (d)	295,732	794,856
PTT Global Chemical PCL NVDR	74,800	131,593
PTT PCL (d)	105,755	1,098,585
Raimon Land PCL (d)	3,183,700	124,466
Siam Cement PCL NVDR	47,200	653,752
Siam Commercial Bank PCL (d)	227,097	963,928
SNC Former PCL (d)	39,000	16,336
Somboon Advance Technology PCL (d)	158,700	65,145
Srisawad Power 1979 PCL (d)	237,911	274,049
Superblock PCL NVDR (a)	973,500	41,321
SVI PCL (d)	926,100	131,892
Thai Beverage PCL	940,500	553,350
Thai Oil PCL (d)	369,564	745,619
Thai Union Group PCL (d)	206,600	121,154
TMB Bank PCL (d)	1,902,900	111,590

True Corp. PCL NVDR	1,371,183	273,773

		13,569,561

TOTAL COMMON STOCKS (Cost $313,868,118)		295,162,422

WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
CB Industrial Product Holding Bhd (expiring 11/6/19) (a)	38,233	2,684
Eastern & Oriental Bhd (expiring 7/21/19) (a)	179,431	5,200

		7,884

THAILAND — 0.0% (e)
Raimon Land PCL (expiring 6/14/18) (a)	1,943,475	11,397

TOTAL WARRANTS (Cost $4,897)		19,281

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (f) (g)	159,555	159,555
State Street Navigator Securities Lending Government Money Market Portfolio (g) (h)	6,080,584	6,080,584

TOTAL SHORT-TERM INVESTMENTS (Cost $6,240,139)		6,240,139

TOTAL INVESTMENTS — 102.0% (Cost $320,113,154)		301,421,842
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(5,844,138)

NET ASSETS — 100.0%		$295,577,704

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $11,590,773 representing 3.9% of net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The rate shown is the annualized seven-day yield at December 31, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
China	$126,460,435	$—	$0	(a)	$126,460,435
Hong Kong	5,946,273	122,875	0	(a)	6,069,148
India	51,400,531	—	—		51,400,531
Indonesia	12,692,681	—	0	(a)	12,692,681
Malaysia	12,725,505	—	—		12,725,505
Philippines	6,765,452	—	—		6,765,452
Singapore	53,531	—	—		53,531
Taiwan	65,425,578	—	0	(a)	65,425,578
Thailand	2,101,663	11,467,898	—		13,569,561
Warrants
Malaysia	7,884	—	—		7,884
Thailand	11,397	—	—		11,397
Short-Term Investments	6,240,139	—	—		6,240,139

TOTAL INVESTMENTS	$289,831,069	$11,590,773	$0		$301,421,842

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	931,229	$931,229	—	931,229	—	$—	$33
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	6,907,445	6,747,889	159,555	159,555	650
State Street Navigator Securities Lending Government Money Market Portfolio *	7,123,753	7,123,753	53,932,867	54,976,036	6,080,584	6,080,584	33,188

TOTAL		$8,054,982				$6,240,139	$33,871

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Russia ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AGRICULTURAL PRODUCTS — 0.3%
Ros Agro PLC GDR	7,000	$93,100

ALUMINUM — 0.5%
United Co. RUSAL PLC	351,000	148,492

DATA PROCESSING & OUTSOURCED SERVICES — 0.4%
QIWI PLC ADR	9,158	116,948

DIVERSIFIED BANKS — 18.5%
Sberbank of Russia PJSC ADR	394,553	4,567,689
VTB Bank PJSC GDR	454,121	1,083,987

		5,651,676

DIVERSIFIED METALS & MINING — 4.4%
MMC Norilsk Nickel PJSC ADR	79,495	1,334,721

ELECTRIC UTILITIES — 1.3%
RusHydro PJSC ADR (a)	1,612	2,305
RusHydro PJSC ADR (a)	270,198	393,138

		395,443

FERTILIZERS & AGRICULTURAL CHEMICALS — 1.6%
PhosAgro PJSC GDR	18,600	283,650
Uralkali PJSC (b)	71,505	193,276

		476,926

FOOD RETAIL — 6.1%
Magnit PJSC GDR	29,404	1,298,187
X5 Retail Group NV GDR (b)	17,376	563,851

		1,862,038

HOMEBUILDING — 1.1%
PIK Group PJSC GDR (b)	68,635	324,300

HYPERMARKETS & SUPER CENTERS — 1.5%
Lenta, Ltd. GDR (b)	49,306	404,309
O’Key Group SA GDR	16,178	42,063

		446,372

INTEGRATED OIL & GAS — 35.8%
Gazprom Neft PJSC ADR	14,833	260,319
Gazprom PJSC ADR	864,386	4,365,149
Lukoil PJSC ADR	65,316	3,664,228
Rosneft Oil Co. PJSC GDR	189,688	1,232,972
Surgutneftegas OJSC ADR (a)	106,139	544,493
Surgutneftegas OJSC ADR (a)	167,006	842,545

		10,909,706

INTEGRATED TELECOMMUNICATION SERVICES — 1.5%
Rostelecom PJSC ADR	54,020	446,205

INTERNET SOFTWARE & SERVICES — 3.6%
Mail.Ru Group, Ltd. GDR (b)	18,737	343,824
Yandex NV Class A (b)	36,982	744,448

		1,088,272

IT CONSULTING & OTHER SERVICES — 0.6%
Luxoft Holding, Inc. (b)	3,034	170,511

OIL & GAS EQUIPMENT & SERVICES — 0.2%
TMK PJSC GDR	14,858	75,776

OIL & GAS EXPLORATION & PRODUCTION — 9.8%
Exillon Energy PLC (b)	31,722	54,484
Novatek PJSC GDR	10,827	1,405,345
Tatneft PJSC ADR	37,373	1,540,515

		3,000,344

PRECIOUS METALS & MINERALS — 1.4%
Polymetal International PLC	40,620	429,142

RAILROADS — 0.6%
Globaltrans Investment PLC GDR	30,819	195,084

REAL ESTATE DEVELOPMENT — 0.9%
Etalon Group, Ltd. GDR	27,917	89,195
LSR Group PJSC GDR	50,711	174,953

		264,148

REGIONAL BANKS — 0.4%
TCS Group Holding PLC GDR	13,100	138,205

STEEL — 4.2%
Evraz PLC (b)	38,453	105,387
Magnitogorsk Iron & Steel Works OJSC GDR	31,928	222,857
Mechel PJSC ADR (b)	18,155	104,028
Novolipetsk Steel PJSC GDR	15,521	288,691
Severstal PJSC GDR	37,364	567,933

		1,288,896

WIRELESS TELECOMMUNICATION SERVICES — 4.8%
MegaFon PJSC GDR	20,987	198,327
Mobile TeleSystems PJSC ADR	86,784	790,602
Sistema PJSC FC GDR	32,370	291,330
VimpelCom, Ltd. ADR	51,163	196,978

		1,477,237

TOTAL COMMON STOCKS (Cost $36,346,937)		30,333,542

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $29,074)	29,074	29,074

TOTAL INVESTMENTS — 99.6% (Cost $36,376,011)		30,362,616
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		112,995

NET ASSETS — 100.0%		$30,475,611

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	Non-income producing security
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR S&P Russia ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Agricultural Products	$93,100	$—	$—	$93,100
Aluminum	148,492	—	—	148,492
Data Processing & Outsourced Services	116,948	—	—	116,948
Diversified Banks	5,651,676	—	—	5,651,676
Diversified Metals & Mining	1,334,721	—	—	1,334,721
Electric Utilities	395,443	—	—	395,443
Fertilizers & Agricultural Chemicals	476,926	—	—	476,926
Food Retail	1,862,038	—	—	1,862,038
Homebuilding	324,300	—	—	324,300
Hypermarkets & Super Centers	446,372	—	—	446,372
Integrated Oil & Gas	10,909,706	—	—	10,909,706
Integrated Telecommunication Services	446,205	—	—	446,205
Internet Software & Services	1,088,272	—	—	1,088,272
IT Consulting & Other Services	170,511	—	—	170,511
Oil & Gas Equipment & Services	75,776	—	—	75,776
Oil & Gas Exploration & Production	3,000,344	—	—	3,000,344
Precious Metals & Minerals	429,142	—	—	429,142
Railroads	195,084	—	—	195,084
Real Estate Development	264,148	—	—	264,148
Regional Banks	138,205	—	—	138,205
Steel	1,288,896	—	—	1,288,896
Wireless Telecommunication Services	1,477,237	—	—	1,477,237
Short-Term Investment	29,074	—	—	29,074

TOTAL INVESTMENTS	$30,362,616	$—	$—	$30,362,616

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	135,882	$135,882	43	135,925	—	$—	$4
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	665,011	635,937	29,074	29,074	91

TOTAL		$135,882				$29,074	$95

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.2%
AviChina Industry & Technology Co., Ltd. Class H	1,728,000	$1,190,164

AIR FREIGHT & LOGISTICS — 0.1%
Sinotrans, Ltd. Class H	864,000	385,577

AIRLINES — 0.3%
Air China, Ltd. Class H	1,666,000	1,063,658
China Eastern Airlines Corp., Ltd. Class H (a)	1,516,000	694,144
China Southern Airlines Co., Ltd. Class H	1,210,000	628,944
Shandong Airlines Co., Ltd. Class B	106,000	226,543

		2,613,289

AUTO COMPONENTS — 0.3%
Minth Group, Ltd.	644,000	2,005,972
Xinchen China Power Holdings, Ltd. (b)	730,000	108,278
Xinyi Glass Holdings, Ltd.	190,000	155,369

		2,269,619

AUTOMOBILES — 2.2%
BAIC Motor Corp., Ltd. Class H (c)	924,900	823,125
Brilliance China Automotive Holdings, Ltd. (a)	1,472,000	2,027,687
Byd Co., Ltd. Class H (a)	429,000	2,260,326
Chongqing Changan Automobile Co., Ltd. Class B	727,300	1,040,320
Dongfeng Motor Group Co., Ltd. Class H	2,149,300	2,098,528
Geely Automobile Holdings, Ltd. (a)	3,750,000	3,584,027
Great Wall Motor Co., Ltd. Class H	2,362,500	2,206,136
Guangzhou Automobile Group Co., Ltd. Class H	1,718,637	2,079,260
Qingling Motors Co., Ltd. Class H	2,508,000	760,181

		16,879,590

BANKS — 17.2%
Agricultural Bank of China, Ltd. Class H	17,011,000	6,977,161
Bank of China, Ltd. Class H	47,663,700	21,147,937
Bank of Chongqing Co., Ltd. Class H	1,884,500	1,596,921
Bank of Communications Co., Ltd. Class H	14,649,824	10,600,274
China CITIC Bank Corp., Ltd. Class H	7,175,471	4,562,671
China Construction Bank Corp. Class H	58,573,623	45,102,252
China Merchants Bank Co., Ltd. Class H	2,611,735	6,124,136
China Minsheng Banking Corp., Ltd. Class H	4,657,300	4,979,784
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,863,000	1,093,317
Harbin Bank Co., Ltd. Class H (a) (c)	3,836,000	1,133,016
Huishang Bank Corp., Ltd. Class H (a)	1,737,000	884,950
Industrial & Commercial Bank of China, Ltd. Class H	48,408,789	29,033,473
Shengjing Bank Co., Ltd. Class H (a) (c)	589,000	600,156

		133,836,048

BEVERAGES — 0.2%
Tibet Water Resources, Ltd	1,489,000	643,371
Tsingtao Brewery Co., Ltd. Class H (a)	213,000	804,950

		1,448,321

BIOTECHNOLOGY — 0.3%
3SBio, Inc. (b) (c)	545,000	530,720
BeiGene, Ltd. ADR (b)	19,458	590,745
China Biologic Products, Inc. (b)	11,003	1,183,042
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	15,500	75,769

		2,380,276

BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd.	380,000	246,532

CAPITAL MARKETS — 2.3%
Central China Securities Co., Ltd. Class H	384,000	210,000
China Cinda Asset Management Co., Ltd. Class H	8,686,200	3,148,169
China Everbright, Ltd.	648,000	1,233,625
China Financial International Investments, Ltd. (a) (b)	4,250,000	243,933
China Galaxy Securities Co., Ltd. Class H	2,096,500	1,890,140
China Huarong Asset Management Co., Ltd. (a) (b) (c)	1,230,000	442,620
CITIC Securities Co., Ltd. Class H (a)	1,394,500	2,834,631
GF Securities Co., Ltd. Class H (a)	1,074,000	2,241,324
Guotai Junan International Holdings, Ltd.	1,827,000	563,194
Haitong Securities Co., Ltd. Class H	2,015,000	3,456,595
Huatai Securities Co., Ltd. Class H (c)	711,000	1,357,229
Noah Holdings, Ltd. ADS (a) (b)	15,498	339,871
Shenwan Hongyuan HK, Ltd.	535,000	233,234

		18,194,565

CHEMICALS — 0.4%
China BlueChemical, Ltd. Class H	2,034,000	564,042
China Lumena New Materials Corp. (a) (b) (e)	3,564,548	—
Fufeng Group, Ltd. (a)	595,000	292,391
Huabao International Holdings, Ltd. (b)	1,378,000	584,745
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,801,999	1,517,886
Yingde Gases Group Co., Ltd.	1,117,000	413,482

		3,372,546

COMMERCIAL SERVICES & SUPPLIES — 0.6%
China Everbright International, Ltd.	1,933,000	2,191,505
China Evergrande Group (a)	3,114,600	1,940,311
Dongjiang Environmental Co., Ltd. Class H (a)	158,400	275,811
Yestar International Holdings Co., Ltd. (a)	732,500	355,236

		4,762,863

COMMUNICATIONS EQUIPMENT — 0.4%
BYD Electronic International Co., Ltd.	517,000	406,764
China All Access Holdings, Ltd. (a)	1,328,000	428,213

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

China Fiber Optic Network System Group, Ltd. (b) (f)	1,131,600	$102,167
Comba Telecom Systems Holdings, Ltd.	1,468,310	261,348
Shanghai Potevio Co., Ltd. Class B (b)	264,700	363,698
Suncorp Technologies, Ltd. (b)	8,100,000	57,461
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (c)	327,000	616,619
ZTE Corp. Class H	680,197	1,182,623

		3,418,893

CONSTRUCTION & ENGINEERING — 1.4%
China Communications Construction Co., Ltd. Class H	3,002,394	3,454,254
China Machinery Engineering Corp. Class H	485,000	307,772
China Railway Construction Corp., Ltd. Class H	1,211,875	1,559,948
China Railway Group, Ltd. Class H	2,688,000	2,211,932
China Singyes Solar Technologies Holdings, Ltd. (a)	392,000	187,072
China State Construction International Holdings, Ltd.	1,052,000	1,573,967
Concord New Energy Group, Ltd.	3,700,000	193,276
Metallurgical Corp. of China, Ltd. Class H	1,714,000	667,636
Sinopec Engineering Group Co., Ltd. Class H	1,082,500	903,346

		11,059,203

CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class H (a)	1,019,000	2,773,183
BBMG Corp. Class H	1,301,000	449,711
China National Building Material Co., Ltd. Class H (a)	2,740,000	1,332,336
China Resources Cement Holdings, Ltd	817,163	317,247
China Shanshui Cement Group, Ltd. (a) (b) (e)	1,896,000	91,705
CSG Holding Co., Ltd. Class B	388,000	305,269

		5,269,451

CONSUMER FINANCE — 0.3%
China Financial Services Holdings, Ltd.	3,140,000	263,248
Credit China Fintech Holdings, Ltd. (a) (b)	15,838,900	1,899,896

		2,163,144

CONTAINERS & PACKAGING — 0.1%
AMVIG Holdings, Ltd.	1,290,000	462,547
Beijing Enterprises Clean Energy Group, Ltd. (b)	8,720,000	223,816
Greatview Aseptic Packaging Co., Ltd.	482,000	247,430

		933,793

DISTRIBUTORS — 0.1%
Qianhai Health Holdings, Ltd. (b)	1,610,000	30,110
Xinhua Winshare Publishing and Media Co., Ltd. Class H	623,000	580,963

		611,073

DIVERSIFIED CONSUMER SERVICES — 0.9%
China Maple Leaf Educational Systems, Ltd. (a)	176,000	116,680
Fu Shou Yuan International Group, Ltd. (a)	723,000	428,029
New Oriental Education & Technology Group, Inc. ADR (b)	92,822	3,907,806
TAL Education Group ADR (b)	38,629	2,709,825

		7,162,340

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,161,000	995,808

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
China Communications Services Corp., Ltd. Class H	2,179,600	1,388,755
China Telecom Corp., Ltd. Class H	9,422,951	4,351,027
China Unicom Hong Kong, Ltd.	3,855,805	4,490,809
CITIC Telecom International Holdings, Ltd.	1,223,000	367,540

		10,598,131

ELECTRICAL EQUIPMENT — 0.5%
Boer Power Holdings, Ltd. (a)	198,000	78,913
Dongfang Electric Corp., Ltd. Class H	252,600	223,175
Shanghai Electric Group Co., Ltd. Class H (a) (b)	2,122,000	949,722
Tech Pro Technology Development, Ltd. (a) (b)	4,435,396	105,262
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (a)	281,400	475,464
Zhuzhou CRRC Times Electric Co., Ltd.	430,000	2,182,403

		4,014,939

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
AAC Technologies Holdings, Inc.	481,745	4,377,438
Anxin-China Holdings, Ltd. (b) (e)	3,068,000	—
AVIC International Holdings, Ltd. Class H	622,030	312,092
Digital China Holdings, Ltd. (a)	757,000	573,134
Dongxu Optoelectronic Technology Co., Ltd. Class B	1,410,700	1,133,560
Ju Teng International Holdings, Ltd.	1,102,000	341,126
Kingboard Chemical Holdings, Ltd.	644,999	1,955,009
Sunny Optical Technology Group Co., Ltd. (a)	429,000	1,878,533
Wasion Group Holdings, Ltd. (a)	378,000	203,306

		10,774,198

ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (a) (b)	908,000	127,654
China Oilfield Services, Ltd. Class H	1,257,900	1,168,155
Hilong Holding, Ltd. (a)	658,000	190,954
Sinopec Oilfield Service Corp. Class H (a) (b)	1,360,000	264,873

		1,751,636

FOOD & STAPLES RETAILING — 0.4%
China Resources Beer Holdings Co., Ltd. (b)	1,053,667	2,092,888
Sun Art Retail Group, Ltd.	1,439,000	1,262,093

		3,354,981

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

FOOD PRODUCTS — 2.3%
Biostime International Holdings, Ltd. (a) (b)	163,000	$503,518
China Agri-Industries Holdings, Ltd. (b)	1,640,600	641,161
China Huishan Dairy Holdings Co., Ltd. (a)	2,918,000	1,132,853
China Huiyuan Juice Group, Ltd. (b)	743,000	248,205
China Mengniu Dairy Co., Ltd.	1,929,220	3,717,527
China Milk Products Group, Ltd. (e)	15,000	—
China Modern Dairy Holdings, Ltd. (a) (b)	2,203,000	542,712
China Yurun Food Group, Ltd. (a) (b)	1,117,000	165,681
CP Pokphand Co., Ltd. (a)	3,364,000	416,533
Imperial Pacific International Holdings, Ltd. (a) (b)	30,710,300	419,867
Shenguan Holdings Group, Ltd.	1,482,000	112,777
Tingyi Cayman Islands Holding Corp. (a)	1,505,844	1,831,528
Uni-President China Holdings, Ltd. (a)	1,240,400	875,127
Want Want China Holdings, Ltd. (a)	4,718,933	3,024,976
WH Group, Ltd. (c)	4,821,106	3,898,846
YuanShengTai Dairy Farm, Ltd. (b)	2,424,000	159,450

		17,690,761

GAS UTILITIES — 0.5%
China Gas Holdings, Ltd. (a)	1,504,000	2,040,729
China Oil & Gas Group, Ltd. (b)	1,736,000	136,585
China Resources Gas Group, Ltd.	645,000	1,813,585

		3,990,899

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,692,000	1,130,452

HEALTH CARE PROVIDERS & SERVICES — 0.7%
China Resources Phoenix Healthcare Holdings Co., Ltd. (a)	429,000	548,897
Huayi Tencent Entertainment Co., Ltd. (a) (b)	1,310,000	79,413
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	709,500	1,627,069
Sinopharm Group Co., Ltd. Class H	771,600	3,179,691
Universal Health International Group Holding, Ltd. (b)	662,000	30,311

		5,465,381

HOTELS, RESTAURANTS & LEISURE — 1.0%
Ajisen China Holdings, Ltd.	481,000	196,044
China Lodging Group, Ltd. ADR	18,558	962,047
China Travel International Investment Hong Kong, Ltd. (a)	3,034,000	833,522
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,240,187	327,916
Yum China Holdings, Inc. (b)	202,133	5,279,714

		7,599,243

HOUSEHOLD DURABLES — 0.3%
Haier Electronics Group Co., Ltd.	941,000	1,480,714
Hisense Kelon Electrical Holdings Co., Ltd. Class H	292,000	238,401
Skyworth Digital Holdings, Ltd.	1,677,001	956,043

		2,675,158

HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd. (a)	434,000	811,670

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.4%
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,238,000	384,822
CGN Power Co., Ltd. Class H (c)	7,946,000	2,182,981
China Datang Corp. Renewable Power Co., Ltd. Class H (b)	2,033,000	186,173
China Longyuan Power Group Corp., Ltd. Class H	2,365,000	1,848,526
China Power International Development, Ltd.	2,419,000	876,726
China Resources Power Holdings Co., Ltd.	1,262,092	2,005,504
Datang International Power Generation Co., Ltd. Class H	3,036,287	794,988
Huadian Fuxin Energy Corp., Ltd. Class H	1,940,000	430,380
Huadian Power International Corp., Ltd. Class H	1,034,000	468,112
Huaneng Power International, Inc. Class H	2,732,129	1,811,282

		10,989,494

INDUSTRIAL CONGLOMERATES — 1.2%
Beijing Enterprises Holdings, Ltd.	429,500	2,030,294
CITIC, Ltd.	4,281,000	6,129,006
Shanghai Industrial Holdings, Ltd.	320,000	866,744

		9,026,044

INSURANCE — 5.8%
China Life Insurance Co., Ltd. Class H	4,777,040	12,446,065
China Pacific Insurance Group Co., Ltd. Class H	1,584,000	5,526,425
China Taiping Insurance Holdings Co., Ltd. (b)	796,691	1,644,113
Fanhua, Inc. ADR (b)	27,282	225,895
New China Life Insurance Co., Ltd. Class H	419,400	1,925,751
People’s Insurance Co. Group of China, Ltd. Class H	4,944,000	1,951,290
PICC Property & Casualty Co., Ltd. Class H	2,998,858	4,672,450
Ping An Insurance Group Co. of China, Ltd. Class H	3,311,100	16,570,127

		44,962,116

INTERNET & CATALOG RETAIL — 3.4%
Ctrip.com International, Ltd. ADR (b)	210,147	8,405,880
JD.com, Inc. ADR (b)	572,811	14,572,312
Qunar Cayman Islands, Ltd. ADR (b)	32,702	985,311
Vipshop Holdings, Ltd. ADR (b)	212,419	2,338,733

		26,302,236

INTERNET SOFTWARE & SERVICES — 24.5%
21Vianet Group, Inc. ADR (b)	41,317	289,632
58.com, Inc. ADR (a) (b)	37,145	1,040,060
Alibaba Group Holding, Ltd. ADR (b)	685,343	60,179,969
Autohome, Inc. ADR (b)	11,268	284,855
Baidu, Inc. ADR (b)	174,474	28,685,270
Baozun, Inc. ADR (b)	14,827	178,962

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Bitauto Holdings, Ltd. ADR (a) (b)	19,668	$372,512
Fang Holdings, Ltd. ADR (b)	120,848	396,382
Momo, Inc. ADR (a) (b)	39,235	721,139
NetEase, Inc. ADR	48,738	10,495,241
Phoenix New Media, Ltd. ADR (b)	38,576	121,129
SINA Corp. (b)	48,543	2,950,929
Sohu.com, Inc. (b)	28,154	954,139
Tencent Holdings, Ltd	3,399,715	83,182,440
Tian Ge Interactive Holdings, Ltd. (c)	128,000	79,245
Weibo Corp. ADR (a) (b)	4,329	175,757
YY, Inc. ADR (b)	18,705	737,351

		190,845,012

IT SERVICES — 0.3%
AGTech Holdings, Ltd. (a) (b)	1,532,000	280,588
Chinasoft International, Ltd. (b)	586,000	275,119
Hi Sun Technology China, Ltd. (a) (b)	1,455,000	223,322
TravelSky Technology, Ltd. Class H	860,000	1,808,039

		2,587,068

MACHINERY — 1.3%
China Conch Venture Holdings, Ltd.	738,000	1,313,582
China Huarong Energy Co., Ltd. (b)	567,900	32,595
China International Marine Containers Group Co., Ltd. Class H	544,200	786,137
CIMC Enric Holdings, Ltd. (a)	614,000	289,057
CRRC Corp., Ltd. Class H	2,790,950	2,505,435
First Tractor Co., Ltd. Class H	376,000	210,960
Haitian International Holdings, Ltd.	635,000	1,246,551
Lonking Holdings, Ltd.	2,338,000	500,581
Weichai Power Co., Ltd. Class H	1,076,840	1,658,354
Yangzijiang Shipbuilding Holdings, Ltd.	1,881,800	1,061,582
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H (a)	905,600	398,302

		10,003,136

MARINE — 0.2%
COSCO SHIPPING Development Co., Ltd. Class H (a) (b)	2,210,500	456,176
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	863,800	482,418
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	1,489,175	520,519
SITC International Holdings Co., Ltd.	710,000	432,237

		1,891,350

MEDIA — 0.2%
Alibaba Pictures Group, Ltd. (a) (b)	6,300,000	1,023,842
Poly Culture Group Corp., Ltd. Class H	97,200	237,197
Wisdom Sports Group (a) (b)	406,000	131,438

		1,392,477

METALS & MINING — 1.2%
Aluminum Corp. of China, Ltd. Class H (a) (b)	3,666,000	1,513,088
Angang Steel Co., Ltd. Class H (b)	1,075,720	639,620
China Hongqiao Group, Ltd. (a)	449,000	394,959
China Metal Recycling Holdings, Ltd. (a) (e)	268,085	—
China Molybdenum Co., Ltd. Class H (a)	3,831,000	933,890

China Zhongwang Holdings, Ltd. (a)	852,400	362,810
Jiangxi Copper Co., Ltd. Class H	981,000	1,369,046
Maanshan Iron & Steel Co., Ltd. Class H (b)	1,840,000	536,350
MMG, Ltd. (a) (b)	1,232,000	316,217
Munsun Capital Group, Ltd. (a) (b)	4,050,000	117,533
Shougang Fushan Resources Group, Ltd.	2,748,000	538,744
Zhaojin Mining Industry Co., Ltd. Class H (a)	777,500	668,880
Zijin Mining Group Co., Ltd. Class H	5,166,750	1,666,016

		9,057,153

MULTILINE RETAIL — 0.2%
Golden Eagle Retail Group, Ltd. (a)	543,120	773,369
Intime Retail Group Co., Ltd. (a)	702,000	636,523
Parkson Retail Group, Ltd. (a)	1,692,500	185,554

		1,595,446

OIL, GAS & CONSUMABLE FUELS — 5.6%
China Coal Energy Co., Ltd. Class H (a) (b)	1,874,013	889,492
China Petroleum & Chemical Corp. Class H	16,026,640	11,369,124
China Shenhua Energy Co., Ltd. Class H	2,356,200	4,436,973
China Suntien Green Energy Corp., Ltd. Class H (a)	995,000	128,335
CNOOC, Ltd.	10,464,174	13,091,774
Kunlun Energy Co., Ltd. (a)	2,579,400	1,929,605
NewOcean Energy Holdings, Ltd. (a)	754,000	200,337
PetroChina Co., Ltd. Class H	13,448,930	10,026,224
Sinopec Kantons Holdings, Ltd.	1,072,000	489,463
Yanzhou Coal Mining Co., Ltd. Class H (a)	1,299,900	886,926

		43,448,253

PAPER & FOREST PRODUCTS — 0.4%
Lee & Man Paper Manufacturing, Ltd.	2,044,000	1,587,081
Nine Dragons Paper Holdings, Ltd.	1,616,000	1,465,273

		3,052,354

PERSONAL PRODUCTS — 0.5%
Hengan International Group Co., Ltd.	535,500	3,933,463

PHARMACEUTICALS — 1.4%
China Animal Healthcare, Ltd. (a) (b) (e)	763,600	—
China Medical System Holdings, Ltd.	843,300	1,335,680
China Shineway Pharmaceutical Group, Ltd.	312,000	354,127
Consun Pharmaceutical Group, Ltd.	615,000	306,185
CSPC Pharmaceutical Group, Ltd.	1,934,000	2,065,421
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	204,000	527,553
Hua Han Health Industry Holdings, Ltd. (a) (f)	3,728,400	254,871
Luye Pharma Group, Ltd. (a)	1,102,000	653,825
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	198,000	270,192
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	216,000	661,666

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (a)	545,000	$455,505
Sihuan Pharmaceutical Holdings Group, Ltd	1,375,000	383,070
Sino Biopharmaceutical, Ltd	3,436,000	2,419,734
SSY Group, Ltd. (a)	1,934,332	616,240
Tong Ren Tang Technologies Co., Ltd. Class H	427,000	791,970

		11,096,039

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.9%
Agile Group Holdings, Ltd. (a)	1,488,747	758,472
Beijing Capital Land, Ltd. Class H	868,000	325,788
Carnival Group International Holdings, Ltd. (a) (b)	7,276,800	938,560
China Jinmao Holdings Group, Ltd.	1,658,000	446,943
China Overseas Land & Investment, Ltd.	2,969,862	7,871,725
China Overseas Property Holdings, Ltd. (a)	1,002,620	171,993
China Resources Land, Ltd.	1,926,555	4,333,609
China South City Holdings, Ltd. (a)	2,224,000	464,699
China Vanke Co., Ltd. Class H	891,464	2,035,162
Colour Life Services Group Co., Ltd.	300,000	224,425
Country Garden Holdings Co., Ltd. (a)	6,112,500	3,421,609
Fullshare Holdings, Ltd.	2,842,500	1,327,183
Future Land Holdings Co., Ltd. Class A	588,294	994,670
Greentown China Holdings, Ltd. (a) (b)	391,500	317,112
Guangzhou R&F Properties Co., Ltd. Class H	991,024	1,198,971
Hopson Development Holdings, Ltd.	414,000	368,978
Hydoo International Holding, Ltd. (a)	1,278,000	95,605
KWG Property Holding, Ltd.	753,592	427,672
Longfor Properties Co., Ltd.	916,000	1,162,552
Poly Property Group Co., Ltd. (a) (b)	1,331,000	441,197
Redco Properties Group, Ltd. (a) (b) (c)	394,200	160,158
Renhe Commercial Holdings Co., Ltd. (a) (b)	9,069,000	232,774
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	297,650	442,308
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	779,960	1,141,861
Shenzhen Investment, Ltd.	1,873,458	751,495
Shimao Property Holdings, Ltd.	1,184,441	1,549,078
Shui On Land, Ltd.	3,132,500	674,729
Sino-Ocean Group Holding, Ltd.	3,498,712	1,565,884
SOHO China, Ltd.	961,500	473,734
Sunac China Holdings, Ltd. (a)	1,273,300	1,059,284
Yanlord Land Group, Ltd.	420,600	384,296
Yuexiu Property Co., Ltd.	6,506,000	889,491
Yuzhou Properties Co., Ltd.	2,599,840	905,383
Zall Group, Ltd. (a) (b)	660,000	510,760

		38,068,160

ROAD & RAIL — 0.3%
CAR, Inc. (a) (b)	821,300	800,839
Dazhong Transportation Group Co., Ltd. Class B	372,000	267,468
Guangshen Railway Co., Ltd. Class H	1,494,000	901,817

		1,970,124

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
China Soft Power Technology Holdings, Ltd. (b)	2,163,000	45,753
GCL-Poly Energy Holdings, Ltd. (a) (b)	7,308,000	876,604
Hanergy Thin Film Power Group, Ltd. (a) (b) (e)	17,589,376	—
JinkoSolar Holding Co., Ltd. ADR (b)	14,174	215,870
Semiconductor Manufacturing International Corp. (a) (b)	2,264,600	3,557,628
Shunfeng International Clean Energy, Ltd. (b)	664,000	41,537
Trina Solar, Ltd. ADR (b)	56,702	527,329
Xinyi Solar Holdings, Ltd. (a)	2,596,000	843,776

		6,108,497

SOFTWARE — 0.4%
Boyaa Interactive International, Ltd. (a) (b)	296,000	135,532
Cheetah Mobile, Inc. ADR (a) (b)	15,107	144,423
Kingdee International Software Group Co., Ltd. (a) (b)	1,080,000	406,751
Kingsoft Corp., Ltd. (a)	525,000	1,076,659
NetDragon Websoft Holdings, Ltd. (a)	214,000	593,436
Shanghai Baosight Software Co., Ltd. Class B	345,500	542,781
V1 Group, Ltd. (b)	2,046,000	93,682

		2,993,264

SPECIALTY RETAIL — 0.3%
Baoxin Auto Group, Ltd. (b)	150,574	37,094
BEP International Holdings, Ltd.	5,880,000	337,489
China Harmony New Energy Auto Holding, Ltd. (a)	326,000	116,892
GOME Electrical Appliances Holding, Ltd. (a)	7,246,279	878,546
Hengdeli Holdings, Ltd. (b)	2,720,895	393,054
Zhongsheng Group Holdings, Ltd.	546,500	488,478

		2,251,553

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Coolpad Group, Ltd. (b)	2,825,400	291,536
Huaneng Renewables Corp., Ltd. Class H	2,554,000	830,124
Lenovo Group, Ltd. (a)	4,718,000	2,860,076

		3,981,736

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
ANTA Sports Products, Ltd.	634,000	1,893,050
Belle International Holdings, Ltd.	3,863,000	2,172,366
Bosideng International Holdings, Ltd.	3,390,000	292,952
China Dongxiang Group Co., Ltd.	3,181,000	574,399
China Jicheng Holdings, Ltd. (a) (b) (c)	9,755,000	237,800
Cosmo Lady China Holdings Co., Ltd. (a) (c)	298,000	115,308
Lao Feng Xiang Co., Ltd. Class B	172,911	593,949
Li Ning Co., Ltd. (b)	1,406,707	883,597
Shenzhou International Group Holdings, Ltd. (a)	429,000	2,714,052

		9,477,473

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
CITIC Resources Holdings, Ltd. (a) (b)	1,914,000	$234,524

TRANSPORTATION INFRASTRUCTURE — 1.4%
Anhui Expressway Co., Ltd. Class H	648,000	498,966
Beijing Capital International Airport Co., Ltd. Class H	1,469,939	1,486,405
China Merchants Port Holdings Co., Ltd.	842,838	2,091,563
COSCO SHIPPING International Hong Kong Co., Ltd.	642,000	293,958
COSCO SHIPPING Ports, Ltd.	1,101,349	1,106,584
Dalian Port PDA Co., Ltd. Class H	1,242,200	219,500
HNA Infrastructure Co., Ltd. (a)	411,000	408,182
Jiangsu Expressway Co., Ltd. Class H	830,795	1,050,127
Qingdao Port International Co., Ltd. Class H (c)	897,000	426,914
Shenzhen Expressway Co., Ltd. Class H	652,000	557,549
Shenzhen International Holdings, Ltd.	722,408	1,052,890
Sichuan Expressway Co., Ltd. Class H	852,000	327,475
Xiamen International Port Co., Ltd. Class H	1,035,000	193,566
Yuexiu Transport Infrastructure, Ltd.	400,000	250,737
Zhejiang Expressway Co., Ltd. Class H	866,000	826,554

		10,790,970

WATER UTILITIES — 0.7%
Beijing Enterprises Water Group, Ltd. (a)	3,436,000	2,286,782
CT Environmental Group, Ltd. (a)	1,844,400	371,109
Guangdong Investment, Ltd.	2,144,000	2,831,695
Kangda International Environmental Co., Ltd. (a) (c)	785,000	204,523

		5,694,109

WIRELESS TELECOMMUNICATION SERVICES — 4.8%
China Mobile, Ltd.	3,527,004	37,393,799

TOTAL COMMON STOCKS (Cost $868,285,826)		778,196,394

SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (g) (h)	197,453	197,453
State Street Navigator Securities Lending Government Money Market Portfolio (h) (i)	23,897,505	23,897,505

TOTAL SHORT-TERM INVESTMENTS (Cost $24,094,958)		24,094,958

TOTAL INVESTMENTS — 103.1% (Cost $892,380,784)		802,291,352
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(24,042,078)

NET ASSETS — 100.0%		$778,249,274

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.7% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $91,705, representing 0.0% of the Fund’s net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $357,038 representing 0.0% of net assets.
(g)	The rate shown is the annualized seven-day yield at December 31, 2016.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,190,164	$—	$—		$1,190,164
Air Freight & Logistics	385,577	—	—		385,577
Airlines	2,613,289	—	—		2,613,289
Auto Components	2,269,619	—	—		2,269,619
Automobiles	16,879,590	—	—		16,879,590
Banks	133,836,048	—	—		133,836,048
Beverages	1,448,321	—	—		1,448,321
Biotechnology	2,380,276	—	—		2,380,276
Building Products	246,532	—	—		246,532
Capital Markets	18,194,565	—	—		18,194,565
Chemicals	3,372,546	—	0	(a)	3,372,546
Commercial Services & Supplies	4,762,863	—	—		4,762,863
Communications Equipment	3,316,726	102,167	—		3,418,893
Construction & Engineering	11,059,203	—	—		11,059,203
Construction Materials	5,177,746	—	91,705		5,269,451
Consumer Finance	2,163,144	—	—		2,163,144
Containers & Packaging	933,793	—	—		933,793
Distributors	611,073	—	—		611,073
Diversified Consumer Services	7,162,340	—	—		7,162,340
Diversified Financial Services	995,808	—	—		995,808
Diversified Telecommunication Services	10,598,131	—	—		10,598,131
Electrical Equipment	4,014,939	—	—		4,014,939
Electronic Equipment, Instruments & Components	10,774,198	—	0	(a)	10,774,198
Energy Equipment & Services	1,751,636	—	—		1,751,636
Food & Staples Retailing	3,354,981	—	—		3,354,981
Food Products	17,690,761	—	0	(a)	17,690,761
Gas Utilities	3,990,899	—	—		3,990,899
Health Care Equipment & Supplies	1,130,452	—	—		1,130,452
Health Care Providers & Services	5,465,381	—	—		5,465,381
Hotels, Restaurants & Leisure	7,599,243	—	—		7,599,243
Household Durables	2,675,158	—	—		2,675,158
Household Products	811,670	—	—		811,670
Independent Power Producers & Energy Traders	10,989,494	—	—		10,989,494
Industrial Conglomerates	9,026,044	—	—		9,026,044
Insurance	44,962,116	—	—		44,962,116
Internet & Catalog Retail	26,302,236	—	—		26,302,236
Internet Software & Services	190,845,012	—	—		190,845,012
IT Services	2,587,068	—	—		2,587,068
Machinery	10,003,136	—	—		10,003,136
Marine	1,891,350	—	—		1,891,350
Media	1,392,477	—	—		1,392,477
Metals & Mining	9,057,153	—	0	(a)	9,057,153
Multiline Retail	1,595,446	—	—		1,595,446
Oil, Gas & Consumable Fuels	43,448,253	—	—		43,448,253
Paper & Forest Products	3,052,354	—	—		3,052,354
Personal Products	3,933,463	—	—		3,933,463
Pharmaceuticals	10,841,168	254,871	0	(a)	11,096,039
Real Estate Management & Development	38,068,160	—	—		38,068,160
Road & Rail	1,970,124	—	—		1,970,124
Semiconductors & Semiconductor Equipment	6,108,497	—	0	(a)	6,108,497
Software	2,993,264	—	—		2,993,264

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Specialty Retail	$2,251,553	$—	$—	$2,251,553
Technology Hardware, Storage & Peripherals	3,981,736	—	—	3,981,736
Textiles, Apparel & Luxury Goods	9,477,473	—	—	9,477,473
Trading Companies & Distributors	234,524	—	—	234,524
Transportation Infrastructure	10,790,970	—	—	10,790,970
Water Utilities	5,694,109	—	—	5,694,109
Wireless Telecommunication Services	37,393,799	—	—	37,393,799
Short-Term Investments	24,094,958	—	—	24,094,958

TOTAL INVESTMENTS	$801,842,609	$357,038	$91,705	$802,291,352

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,571,854	$1,571,854	—	1,571,854	—	$—	$36
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	48,034,055	47,836,602	197,453	197,453	2,174
State Street Navigator Securities Lending Government Money Market Portfolio *	32,855,648	32,855,648	152,157,942	161,116,085	23,897,505	23,897,505	193,611

TOTAL		$34,427,502				$24,094,958	$195,821

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
AVIC Aero-Engine Controls Co., Ltd. Class A	700	$2,492
AVIC Aircraft Co., Ltd. Class A	1,400	4,283
Avic Aviation Engine Corp. PLC Class A	800	3,769
AVIC Helicopter Co., Ltd. Class A	400	2,787
Changchun UP Optotech Co., Ltd. Class A	300	2,089
China Avionics Systems Co., Ltd. Class A	800	2,136
China Spacesat Co., Ltd. Class A	700	3,147
Sichuan Chengfa Aero-Science & Technology Co., Ltd. Class A	400	2,029

		22,732

AIR FREIGHT & LOGISTICS — 0.5%
Citic Offshore Helicopter Co., Ltd. Class A	1,300	2,190
Jiangsu Aucksun Co., Ltd. Class A	4,700	6,033
Sinotrans Air Transportation Development Co., Ltd. Class A	1,100	2,618

		10,841

AIRLINES — 1.0%
Air China, Ltd. Class A	3,000	3,108
China Eastern Airlines Corp., Ltd. Class A	4,300	4,374
China Southern Airlines Co., Ltd. Class A	4,700	4,748
Hainan Airlines Co., Ltd. Class A (a)	11,900	5,582
Spring Airlines Co., Ltd. Class A	700	3,701

		21,513

AUTO COMPONENTS — 1.9%
Anhui Zhongding Sealing Parts Co., Ltd. Class A (b)	1,500	5,271
China Shipbuilding Industry Group Power Co., Ltd. Class A (a)	1,000	4,395
Fangda Special Steel Technology Co., Ltd. Class A	2,400	2,338
Fuyao Glass Industry Group Co., Ltd. Class A	2,500	6,702
Greatoo Intelligent Equipment, Inc	5,100	2,502
Huayu Automotive Systems Co., Ltd. Class A	1,700	3,902
Sailun Jinyu Group Co., Ltd. Class A	5,940	3,479
Wanxiang Qianchao Co., Ltd. Class A	1,300	2,480
Weifu High-Technology Group Co., Ltd. Class A	1,000	3,229
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	800	1,888
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	1,100	3,128

		39,314

AUTOMOBILES — 1.1%
Anhui Jianghuai Automobile Group Corp., Ltd Class A	1,400	2,329
Beiqi Foton Motor Co., Ltd. Class A	10,600	4,713
Byd Co., Ltd. Class A	700	5,004
Chongqing Changan Automobile Co., Ltd. Class A	2,200	4,730
FAW CAR Co., Ltd. Class A	1,500	2,346
Haima Automobile Group Co., Ltd. Class A	4,100	3,162

		22,284

BANKS — 10.3%
Agricultural Bank of China, Ltd. Class A	38,400	17,129
Bank of Beijing Co., Ltd. Class A	2,280	3,202

Bank of China, Ltd. Class A	37,100	18,365
Bank of Communications Co., Ltd. Class A	12,800	10,628
Bank of Nanjing Co., Ltd. Class A	3,960	6,177
Bank of Ningbo Co., Ltd. Class A	3,000	7,183
China CITIC Bank Corp., Ltd. Class A	3,200	2,952
China Everbright Bank Co., Ltd. Class A	20,300	11,421
China Merchants Bank Co., Ltd. Class A	10,300	26,085
China Minsheng Banking Corp., Ltd. Class A	14,500	18,945
Huaxia Bank Co., Ltd. Class A	6,100	9,524
Industrial & Commercial Bank of China, Ltd. Class A	15,600	9,899
Industrial Bank Co., Ltd. Class A	14,400	33,444
Ping An Bank Co., Ltd. Class A	8,520	11,156
Shanghai Pudong Development Bank Co., Ltd. Class A	12,540	29,250

		215,360

BEVERAGES — 4.0%
Beijing Yanjing Brewery Co., Ltd. Class A	3,200	3,200
Chongqing Brewery Co., Ltd. Class A	2,200	5,841
Hainan Yedao Co., Ltd. Class A (a)	1,400	2,486
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	750	2,520
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	500	5,080
Kweichow Moutai Co., Ltd. Class A	1,000	48,083
Luzhou Laojiao Co., Ltd. Class A	1,400	6,648
Qinghai Huzhu Barley Wine Co., Ltd. Class A	1,100	3,047
Tsingtao Brewery Co., Ltd. Class A	700	2,965
Zhejiang Guyuelongshan Shaoxing Wine Co., Ltd. Class A (a)	2,100	3,094

		82,964

BIOTECHNOLOGY — 0.8%
Beijing SL Pharmaceutical Co., Ltd. Class A	600	2,306
Chengzhi Co., Ltd. Class A	900	2,020
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	660	2,203
Hualan Biological Engineering, Inc. Class A	800	4,116
Shanghai RAAS Blood Products Co., Ltd. Class A	1,620	5,383

		16,028

BUILDING PRODUCTS — 0.3%
Zhejiang Dun’An Artificial Environment Co., Ltd. Class A (a)	1,400	1,918
Zhejiang Goldensea Environment Technology Co., Ltd. Class A	1,000	3,354

		5,272

CAPITAL MARKETS — 5.5%
China Merchants Securities Co., Ltd. Class A	3,700	8,694
CITIC Securities Co., Ltd. Class A	3,600	8,319
Dongxing Securities Co., Ltd. Class A	1,800	5,196
Everbright Securities Co., Ltd. Class A	2,100	4,832
GF Securities Co., Ltd. Class A	3,100	7,521
Guosen Securities Co., Ltd. Class A	2,300	5,146
Haitong Securities Co., Ltd. Class A	3,600	8,159
Huatai Securities Co., Ltd. Class A	3,000	7,710
Industrial Securities Co., Ltd. Class A	5,590	6,153
Northeast Securities Co., Ltd. Class A	3,600	6,403

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Orient Securities Co., Ltd. Class A	2,200	$4,916
Pacific Securities Co., Ltd. Class A	11,505	8,526
Sealand Securities Co., Ltd. Class A (b)	4,950	4,832
Shanxi Securities Co., Ltd. Class A	2,700	4,670
Shenwan Hongyuan Group Co., Ltd. Class A (b)	8,910	7,955
Sinolink Securities Co., Ltd. Class A	2,600	4,875
Southwest Securities Co., Ltd. Class A	5,500	5,643
Western Securities Co., Ltd. Class A	1,800	5,380

		114,930

CHEMICALS — 5.1%
Anhui Sierte Fertilizer Industry, Ltd. Co. Class A	1,300	1,882
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd. Class A (a)	4,100	2,732
Befar Group Co., Ltd. Class A	5,520	5,790
China Hainan Rubber Industry Group Co., Ltd. Class A (a)	3,200	3,205
Do-Fluoride Chemicals Co., Ltd. Class A	400	1,571
Hubei Biocause Pharmaceutical Co., Ltd. Class A	2,700	2,972
Hubei Kaile Science & Technology Co., Ltd. Class A	1,400	3,119
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	4,400	2,944
Jiangsu Huifeng Agrochemical Co., Ltd. Class A	3,040	2,165
Jiangsu Protruly Vision Technology Group Co., Ltd. Class A (a)	1,500	2,858
Jiangsu Yangnong Chemical Co., Ltd. Class A	700	3,815
Jilin Gpro Titanium Industry Co., Ltd. Class A	2,800	2,341
Kangde Xin Composite Material Group Co., Ltd. Class A	1,599	4,397
Kingenta Ecological Engineering Group Co., Ltd. Class A	2,200	2,501
Kingfa Sci & Tech Co., Ltd. Class A	3,000	3,359
Luxi Chemical Group Co., Ltd. Class A (a)	3,600	2,896
Nanjing Redsun Co., Ltd. Class A	1,500	3,717
Qinghai Salt Lake Industry Co., Ltd. Class A	1,100	3,018
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	2,340	4,461
Shanghai 3F New Materials Co. Class A (a) (b)	1,600	3,217
Shanghai Chlor-Alkali Chemical Co., Ltd. Class A (a)	1,500	3,149
Shanghai Pret Composites Co., Ltd. Class A	900	3,867
Shanghai Yahong Moulding Co., Ltd. Class A (a)	200	2,316
Shanxi Yongdong Chemistry Industry Co., Ltd. Class A	1,100	5,013
Shenzhen Noposion Agrochemicals Co., Ltd. Class A	1,000	1,594
Sinoma Science & Technology Co., Ltd. Class A	900	2,269
Sinopec Shanghai Petrochemical Co., Ltd. Class A	3,500	3,243
Tianqi Lithium Industries, Inc. Class A	100	467
Tongkun Group Co., Ltd. Class A	1,500	3,100
Wanhua Chemical Group Co., Ltd. Class A	1,400	4,337

Xinjiang Xuefeng Sci-Tech Group Co., Ltd. Class A	1,200	1,426
Yueyang Xingchang Petrochemical Class A	735	2,771
Zhejiang Huafeng Spandex Co., Ltd. Class A	3,200	2,528
Zhejiang Longsheng Group Co., Ltd. Class A	2,500	3,313
Zhejiang Shenghua Biok Biology Co., Ltd. Class A (a)	3,000	4,511

		106,864

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Beijing GeoEnviron Engineering & Technology, Inc. Class A	400	1,802
Eternal Asia Supply Chain Management, Ltd. Class A	1,600	2,500
Jiangsu Flowers King Horticulture Co., Ltd. Class A (a)	200	1,530
Jihua Group Corp., Ltd. Class A	2,300	3,048
Shaanxi Jinye Science Technology & Education Group Co., Ltd. Class A	2,000	3,592
Shanghai Jielong Industry Group Corp., Ltd. Class A	1,200	1,494
Shenzhen Comix Group Co., Ltd. Class A (a)	1,400	4,371
Shenzhen ESUN Display Co., Ltd. Class A	200	1,336
Tungkong, Inc. Class A	600	2,586

		22,259

COMMUNICATIONS EQUIPMENT — 1.2%
Addsino Co., Ltd. Class A (b)	1,000	2,104
Bus Online Co., Ltd. (a)	600	2,534
Fiberhome Telecommunication Technologies Co., Ltd. Class A	1,100	3,990
Guangzhou Haige Communications Group, Inc. Co. Class A	1,600	2,682
Shenzhen Coship Electronics Co., Ltd. Class A (a)	2,200	3,546
Shenzhen Keybridge Communications Co., Ltd. Class A (b)	1,200	2,235
Tianjin Xinmao Science & Technology Co., Ltd. Class A (a)	3,000	3,091
ZTE Corp. Class A	2,000	4,590

		24,772

CONSTRUCTION & ENGINEERING — 3.6%
Changjiang & Jinggong Steel Building Group Co., Ltd. Class A	2,500	1,540
Changshu Fengfan Power Equipment Co., Ltd. Class A (b)	3,300	3,824
China Gezhouba Group Co., Ltd. Class A	4,400	5,819
China National Chemical Engineering Co., Ltd. Class A	4,200	4,092
China Railway Construction Corp., Ltd. Class A	1,500	2,581
China Railway Group, Ltd. Class A	4,900	6,247
China State Construction Engineering Corp., Ltd. Class A	13,600	17,339
East China Engineering Science and Technology Co., Ltd. Class A	1,000	1,945
Jiangsu Zhongtai Bridge Steel Structure Co., Ltd. Class A (a) (b)	1,300	3,903
Metallurgical Corp. of China, Ltd. Class A	11,600	7,778

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Power Construction Corp. of China, Ltd. Class A	5,300	$5,537
Shandong Longquan Pipeline Engineering Co., Ltd. Class A	1,000	1,728
Shandong Qixing Iron Tower Co., Ltd. Class A (a)	700	2,878
Shanghai Construction Group Co., Ltd. Class A	4,320	2,940
Shanghai Tunnel Engineering Co., Ltd. Class A	1,900	3,010
Shenzhen Tagen Group Co., Ltd. Class A	1,400	1,946
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	1,950	2,747

		75,854

CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class A	1,700	4,149
Anhui Xinli Finance Co., Ltd. Class A	700	3,244
Arcplus Group PLC Class A (a)	700	2,103
Shandong Jinjing Science & Technology Co., Ltd. Class A (a)	4,700	3,131
Xishui Strong Year Co., Ltd. Inner Mongolia Class A	800	2,208

		14,835

CONTAINERS & PACKAGING — 1.0%
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. Class A	1,800	2,852
Kee Ever Bright Decorative Technology Co., Ltd. Class A (a) (b)	400	4,448
Org Packaging Co., Ltd. Class A	2,880	3,580
Shanghai Zi Jiang Enterprise Group Co., Ltd. Class A	3,400	2,647
Shenzhen Beauty Star Co., Ltd. Class A (a)	2,700	5,299
Zhejiang Great Southeast Co., Ltd. Class A	4,000	2,435

		21,261

DISTRIBUTORS — 0.1%
Shanghai Shenhua Holdings Co., Ltd. Class A (a)	2,900	1,657

DIVERSIFIED CONSUMER SERVICES — 0.6%
But One Information Corp. Xi an Class A (a)	1,300	11,005
Zhejiang Yasha Decoration Co., Ltd. Class A	1,200	1,827

		12,832

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Avic Capital Co., Ltd. Class A	4,200	3,699
Bohai Financial Investment Holding Co., Ltd. Class A (a)	2,900	2,983

		6,682

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
263 Network Communications Co., Ltd. Class A	1,700	2,573
Dr Peng Telecom & Media Group Co., Ltd. Class A	1,000	3,156

		5,729

ELECTRIC UTILITIES — 0.2%
Xinjiang Tianfu Energy Co., Ltd. Class A	3,200	3,440

ELECTRICAL EQUIPMENT — 4.0%
Anhui Xinlong Electrical Co., Ltd	1,100	2,186
Beijing Sifang Automation Co., Ltd. Class A	1,200	1,680
China XD Electric Co., Ltd. Class A	3,700	2,971
Citychamp Dartong Co., Ltd. Class A	2,100	2,164
Dongfang Electric Corp., Ltd. Class A (b)	1,400	2,030
Dongfang Electronics Co., Ltd. Class A (a) (b)	5,600	4,025
Fangda Carbon New Material Co., Ltd. Class A (a)	1,800	2,398
Genimous Investment Co., Ltd. Class A (a) (b)	1,400	3,766
Guangdong Nan Yang Cable Group Holding Co., Ltd. Class A	1,800	4,393
Henan Tong-DA Cable Co., Ltd. Class A (a)	1,300	2,003
Jiangsu SINOJIT Wind Energy Technology Co., Ltd. Class A	6,300	4,868
Jiangsu Zongyi Co., Ltd. Class A (a)	1,200	1,787
Luxshare Precision Industry Co., Ltd. Class A	1,200	3,583
Nanjing Kangni Mechanical & Electrical Co., Ltd. Class A (b)	1,750	3,691
NARI Technology Co., Ltd. Class A (b)	1,600	3,827
Shanghai Electric Group Co., Ltd. Class A (a) (b)	2,700	3,086
Shanghai Welltech Automation Co., Ltd. Class A (a)	900	3,870
Shenzhen Center Power Tech Co., Ltd. Class A	600	1,757
Shenzhen Hifuture Electric Co., Ltd. Class A (a)	2,500	5,706
Shenzhen Invt Electric Co., Ltd. Class A	1,700	1,981
Shenzhen Moso Power Supply Technology Co., Ltd. Class A	1,600	3,500
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	800	1,625
Sieyuan Electric Co., Ltd. Class A	2,520	4,779
TBEA Co., Ltd. Class A	2,000	2,628
Tongling Jingda Special Magnet Wire Co., Ltd. Class A (b)	6,000	3,562
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	1,700	4,186
Zhejiang Wanma Co., Ltd. Class A	800	1,730

		83,782

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Accelink Technologies Co., Ltd. Class A	400	4,518
Beijing SDL Technology Co., Ltd. Class A	700	1,733
China Security & Fire Co., Ltd. Class A (b)	1,000	2,405
Dongxu Optoelectronic Technology Co., Ltd. Class A	2,100	3,403
Fujian Torch Electron Technology Co., Ltd. Class A	600	6,531
GoerTek, Inc. Class A	1,000	3,816
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	3,300	11,306
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	2,200	4,403
IRICO Display Devices Co., Ltd. Class A (a)	1,500	1,940
Ningbo Yunsheng Group Co., Ltd. Class A	900	2,550
Shen Zhen Mindata Holding Co., Ltd. Class A (a)	1,400	2,548

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	2,700	$2,661
Shenzhen Infinova, Ltd. Class A (a)	2,210	2,341
Shenzhen Mason Technologies Co., Ltd. Class A	2,400	3,813
Shenzhen Sunlord Electronics Co., Ltd. Class A	1,900	4,733
Tatwah Smartech Co., Ltd. Class A (a)	1,000	2,350
TDG Holdings Co., Ltd. Class A (a)	1,700	2,556
Unigroup Guoxin Co., Ltd. Class A	400	1,896
WUS Printed Circuit Kunshan Co., Ltd. Class A (a)	3,400	2,339
Zhejiang Dahua Technology Co., Ltd. Class A	1,750	3,445

		71,287

ENERGY EQUIPMENT & SERVICES — 0.8%
Beijing New Oriental Star Petrochemical Engineering Co., Ltd. Class A	200	1,161
Cangzhou Mingzhu Plastic Co., Ltd. Class A	1,900	5,569
Offshore Oil Engineering Co., Ltd. Class A	3,100	3,292
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	900	2,629
Zhejiang Kingland Pipeline & Technologies Co., Ltd. Class A	2,300	3,621

		16,272

FOOD & STAPLES RETAILING — 0.3%
Shenzhen Agricultural Products Co., Ltd. Class A	1,300	2,314
Yonghui Superstores Co., Ltd. Class A	5,600	3,956

		6,270

FOOD PRODUCTS — 3.0%
Angel Yeast Co., Ltd. Class A	1,500	3,846
Baotou Huazi Industry Co., Ltd. Class A	1,500	3,004
Beijing Dabeinong Technology Group Co., Ltd. Class A	3,450	3,525
Bright Dairy & Food Co., Ltd. Class A	1,100	2,067
COFCO Tunhe Co., Ltd. Class A	1,300	2,331
Gansu Yasheng Industrial Group Co., Ltd. Class A	2,800	2,305
Henan Shuanghui Investment & Development Co., Ltd. Class A	2,600	7,830
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	6,080	3,097
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	3,800	9,624
Jonjee High-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,400	2,836
Lotus Health Group Co. Class A (a)	3,000	2,219
MeiHua Holdings Group Co., Ltd. Class A	2,800	2,627
Qiaqia Food Co., Ltd. Class A	1,500	3,466
Shandong Delisi Food Co., Ltd. Class A (a)	2,800	4,952
Shanghai Maling Aquarius Co., Ltd. Class A (a)	1,400	2,307
Xinjiang Guannong Fruit & Antler Group Co., Ltd. Class A	1,800	2,101
Yuan Longping High-tech Agriculture Co., Ltd. Class A	1,400	4,317

		62,454

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	400	1,785

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Huadong Medicine Co., Ltd. Class A	300	3,111
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	1,200	3,378

		6,489

HOTELS, RESTAURANTS & LEISURE — 0.6%
China High-Speed Railway Technology Co., Ltd. Class A (a)	3,300	4,426
China International Travel Service Corp., Ltd. Class A	600	3,747
Shenzhen Overseas Chinese Town Co., Ltd. Class A	4,200	4,200

		12,373

HOUSEHOLD DURABLES — 2.1%
Anhui Deli Household Glass Co., Ltd. Class A (a) (b)	4,200	9,176
Guangdong Homa Appliances Co., Ltd. Class A	200	2,042
Guangzhou Holike Creative Home Co., Ltd. Class A	600	2,795
Hisense Electric Co., Ltd. Class A	1,600	3,941
Leo Group Co., Ltd. Class A	900	2,066
Markor International Home Furnishings Co., Ltd. Class A	1,100	2,241
Midea Group Co., Ltd. Class A	3,600	14,593
NavInfo Co., Ltd. Class A	900	2,506
TCL Corp. Class A	9,700	4,606

		43,966

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.7%
An Hui Wenergy Co., Ltd. Class A	2,210	2,420
China National Nuclear Power Co., Ltd. Class A	7,000	7,111
China Yangtze Power Co., Ltd. Class A	3,900	7,105
Datang Huayin Electric Power Co., Ltd. Class A (a)	2,100	1,590
GD Power Development Co., Ltd. Class A	11,100	5,063
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	1,800	2,401
Huadian Power International Corp., Ltd. Class A	4,300	3,063
Huaneng Power International, Inc. Class A	2,900	2,942
Hubei Energy Group Co., Ltd. Class A	3,200	2,109
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	5,600	2,482
SDIC Power Holdings Co., Ltd. Class A	4,000	3,839
Shanghai Electric Power Co., Ltd. Class A	1,600	2,795
Shanxi Zhangze Electric Power Co., Ltd. Class A (a)	4,200	2,327
Shenergy Co., Ltd. Class A	3,900	3,294
Shenzhen Energy Group Co., Ltd. Class A	2,700	2,669
Sichuan Chuantou Energy Co., Ltd. Class A	3,800	4,757

		55,967

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.1%
China Baoan Group Co., Ltd. Class A	2,025	$3,019

INSURANCE — 2.2%
China Life Insurance Co., Ltd. Class A	600	2,080
China Pacific Insurance Group Co., Ltd. Class A	3,300	13,187
New China Life Insurance Co., Ltd. Class A	700	4,410
Ping An Insurance Group Co. of China, Ltd. Class A	5,200	26,510

		46,187

INTERNET SOFTWARE & SERVICES — 0.4%
Dawning Information Industry Co., Ltd. Class A	400	1,601
Focus Technology Co., Ltd. Class A	300	2,603
People.cn Co., Ltd. Class A	900	2,287
Shanghai DZH, Ltd. Class A (a)	1,800	1,963

		8,454

IT SERVICES — 0.8%
BOE Technology Group Co., Ltd. Class A	18,800	7,737
DHC Software Co., Ltd. Class A	1,200	4,023
Fujian Rongji Software Co., Ltd. Class A (a)	2,300	4,488

		16,248

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A	900	2,940

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Shanghai Runda Medical Technology Co., Ltd. Class A	600	2,638

MACHINERY — 5.0%
Anhui Ankai Automobile Co., Ltd. Class A	2,500	2,392
Anhui Heli Co., Ltd. Class A	1,900	3,478
China CSSC Holdings, Ltd. Class A	800	3,178
China First Heavy Industries Class A (a)	3,800	2,958
China Shipbuilding Industry Co., Ltd. Class A (a)	9,200	9,386
CRRC Corp., Ltd. Class A	11,800	16,589
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	700	3,336
Geron Co., Ltd. Class A	100	691
Han’s Laser Technology Industry Group Co., Ltd. Class A	900	2,927
Hefei Meiya Optoelectronic Technology, Inc. Class A	500	1,522
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,200	2,773
Jiangsu Nonghua Intelligent Agriculture Technology Co., Ltd. Class A	1,900	1,739
Linzhou Heavy Machinery Group Co., Ltd. Class A (a)	2,210	2,070
Mesnac Co., Ltd. Class A	1,300	2,123
Nanxing Furniture Machinery & Equipment Co., Ltd. Class A	300	1,771
North Navigation Control Technology Co., Ltd. Class A	1,200	2,252
Sanlux Co., Ltd. Class A	2,000	4,328
Sany Heavy Industry Co., Ltd. Class A	3,900	3,423
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	800	2,247

Shantui Construction Machinery Co., Ltd. Class A (a)	3,200	2,546
Sunward Intelligent Equipment Co., Ltd. Class A (a)	2,600	3,349
Suzhou Thvow Technology Co., Ltd. Class A	2,600	3,741
Taiyuan Heavy Industry Co., Ltd. Class A (a)	4,600	2,668
Tian Di Science & Technology Co., Ltd. Class A	3,000	2,146
Tianjin Benefo Tejing Electric Co., Ltd. Class A	1,100	2,061
Weihai Guangtai Airport Equipment Co., Ltd. Class A	700	2,156
Wuxi Hongsheng Heat Exchanger Manufacturing Co., Ltd. Class A (a)	200	1,372
XCMG Construction Machinery Co., Ltd. Class A (a)	4,400	2,140
Xiamen XGMA Machinery Co., Ltd. Class A (a)	2,000	1,853
Zhejiang Jinggong Science & Technology Co., Ltd. Class A (a)	1,700	2,740
Zhengzhou Yutong Bus Co., Ltd. Class A	1,500	4,228
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	4,700	3,071

		103,254

MEDIA — 2.1%
Beijing Gehua CATV Network Co., Ltd. Class A	1,000	2,204
China South Publishing & Media Group Co., Ltd. Class A	1,300	3,117
China Television Media, Ltd. Class A	700	2,208
Chinese Universe Publishing and Media Co., Ltd. Class A	1,000	2,907
CITIC Guoan Information Industry Co., Ltd. Class A	4,000	5,284
Contemporary Eastern Investment Co., Ltd. Class A (a)	2,600	5,185
Guangdong Advertising Group Co., Ltd. Class A (b)	1,430	2,607
Huawen Media Investment Corp. Class A	1,700	2,762
Jiangsu Broadcasting Cable Information Network Corp., Ltd. Class A	1,430	2,325
Jiangsu Phoenix Publishing & Media Corp., Ltd. Class A	1,500	2,260
Jishi Media Co., Ltd. Class A	3,500	2,110
Shanghai Oriental Pearl Media Co., Ltd. Class A	1,500	5,029
Shenzhen Topway Video Communication Co., Ltd. Class A	1,680	3,542
Wanda Cinema Line Co., Ltd. Class A	200	1,556

		43,096

METALS & MINING — 5.4%
Advanced Technology & Materials Co., Ltd. Class A (a)	2,100	3,185
Aluminum Corp. of China, Ltd. Class A (a)	7,100	4,311
Anhui Xinke New Materials Co., Ltd. Class A	4,500	3,134
Anyang Iron & Steel, Inc. Class A (a)	12,900	5,550
Baoshan Iron & Steel Co., Ltd. Class A	4,400	4,020

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Beijing Kingee Culture Development Co., Ltd. Class A	700	$1,680
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	2,400	4,237
Hunan Gold Corp., Ltd. Class A (a)	4,800	7,909
Hunan Valin Steel Co., Ltd. Class A (a)	7,700	6,714
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	27,000	10,840
Jiangxi Ganfeng Lithium Co., Ltd. Class A	400	1,526
Maanshan Iron & Steel Co., Ltd. Class A (a)	7,400	3,014
Ningxia Xinri Hengli Steel Wire Co., Ltd. Class A (a)	1,100	1,931
Shandong Gold Mining Co., Ltd. Class A	1,600	8,406
Shandong Humon Smelting Co., Ltd. Class A (a)	3,100	5,130
Shandong Iron and Steel Co., Ltd. Class A (a)	7,200	2,590
Shanghai Prosolar Resources Development Co., Ltd. Class A (a)	2,300	3,435
Shanxi Taigang Stainless Steel Co., Ltd. Class A (a)	4,600	2,608
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	1,700	2,728
Tongling Nonferrous Metals Group Co., Ltd. Class A (a)	10,600	4,698
Western Mining Co., Ltd. Class A (b)	5,700	6,333
Wuhan Iron & Steel Co., Ltd. Class A (a)	7,600	3,729
Zhongjin Gold Corp., Ltd. Class A (a)	4,130	7,185
Zhongnan Red Culture Group Co., Ltd. Class A	1,300	2,808
Zijin Mining Group Co., Ltd. Class A	10,400	4,998

		112,699

MULTILINE RETAIL — 1.7%
Beijing Capital Retailing Group Co., Ltd. Class A	1,800	2,468
Changchun Sinoenergy Corp. Class A (a)	2,800	5,560
Chengdu Hongqi Chain Co., Ltd. Class A (a)	2,800	3,256
Dalian Friendship Group Class A (a)	4,200	8,521
Hunan Friendship & Apollo Cmmericial Co., Ltd. Class A	2,000	4,133
Rainbow Department Store Co., Ltd. Class A	1,700	3,674
Shanghai Yimin Commerce Group Co., Ltd. Class A	3,100	3,230
Wuhan Department Store Group Co., Ltd. Class A (a)	1,600	4,494

		35,336

OIL, GAS & CONSUMABLE FUELS — 2.3%
China Merchants Energy Shipping Co., Ltd. Class A	4,000	2,843
China Petroleum & Chemical Corp. Class A	4,700	3,659
China Shenhua Energy Co., Ltd. Class A	1,900	4,424
Guanghui Energy Co., Ltd. Class A (a)	4,600	3,091
Jizhong Energy Resources Co., Ltd. Class A	4,100	3,976
Oriental Energy Co., Ltd. Class A	1,400	2,496
PetroChina Co., Ltd. Class A	4,500	5,148
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	6,800	7,867
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	7,000	8,521

Wintime Energy Co., Ltd. Class A	6,200	3,578
Yang Quan Coal Industry Group Co., Ltd. Class A (a)	3,400	3,293

		48,896

PAPER & FOREST PRODUCTS — 0.6%
DeHua TB New Decoration Materials Co., Ltd. Class A	1,950	3,246
Guangdong Weihua Corp. Class A (a)	3,000	4,995
Sichuan Guodong Construction Co., Ltd. Class A (a)	5,200	5,163

		13,404

PHARMACEUTICALS — 5.2%
Beijing Tongrentang Co., Ltd. Class A	1,000	4,515
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,000	3,559
Dong-E-E-Jiao Co., Ltd. Class A	700	5,426
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	1,900	3,376
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	600	2,070
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	800	2,180
Harbin Gloria Pharmaceuticals Co., Ltd. Class A	2,400	2,856
Harbin Pharmaceutical Group Co., Ltd. Class A	2,210	2,729
Huapont Life Sciences Co., Ltd. Class A	1,500	1,958
Humanwell Healthcare Group Co., Ltd. Class A	1,000	2,871
Jiangsu Hengrui Medicine Co., Ltd. Class A	1,200	7,857
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	1,100	4,905
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	1,400	2,000
Kangmei Pharmaceutical Co., Ltd. Class A	2,600	6,678
Renhe Pharmacy Co., Ltd. Class A (a)	1,800	1,826
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	1,100	3,663
Shenzhen Hepalink Pharmaceutical Co., Ltd. Class A	1,280	3,356
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	800	3,366
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	900	2,233
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,100	2,552
Tasly Pharmaceutical Group Co., Ltd. Class A	600	3,582
Tianjin Lisheng Pharmaceutical Co., Ltd. Class A	900	5,349
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	960	3,029
Yabao Pharmaceutical Group Co., Ltd. Class A	1,500	2,133
Yifan Pharmaceutical Co., Ltd. Class A	900	1,980
Yunnan Baiyao Group Co., Ltd. Class A	600	6,575
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	600	3,953

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	1,800	$7,589
Zhongzhu Holding Co., Ltd. Class A	1,000	3,597

		107,763

REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.1%
Beijing Capital Development Co., Ltd. Class A	1,600	2,719
Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	3,200	3,900
Beijing Urban Construction Investment & Development Co., Ltd. Class A	1,500	2,877
China Fortune Land Development Co., Ltd. Class A	1,400	4,815
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	2,721	6,417
China Vanke Co., Ltd. Class A	5,600	16,559
Chongqing Dima Industry Co., Ltd. Class A	3,600	3,844
Gemdale Corp. Class A	2,700	5,035
Guangdong Shirongzhaoye Co., Ltd. Class A (a)	1,900	2,616
Hainan Haide Industry Co., Ltd. Class A (a)	1,000	5,408
Hubei Fuxing Science And Technology Co., Ltd. Class A	1,700	3,116
Hunan Tianrun Digital Entertainment & Cultural Media Co., Ltd. Class A (a) (b)	5,200	12,720
Jinke Properties Group Co., Ltd. Class A	4,100	3,091
Lushang Property Co., Ltd. Class A (a)	3,200	2,505
Myhome Real Estate Development Group Co., Ltd. Class A	3,600	1,912
Oceanwide Holdings Co., Ltd. Class A	2,600	3,476
Poly Real Estate Group Co., Ltd. Class A	1,700	2,233
RiseSun Real Estate Development Co., Ltd. Class A	2,600	2,937
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	1,440	4,586
Shanghai SMI Holding Co., Ltd. Class A (a) (b)	1,800	4,869
Shanghai Wanye Enterprises Co., Ltd. Class A	2,200	3,913
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	1,300	3,315
Shenzhen World Union Properties Consultancy, Inc. Class A	2,100	2,297
Shenzhen Zhenye Group Co., Ltd. Class A	2,100	2,856
Thaihot Group Co., Ltd. Class A	800	2,036
Xinhu Zhongbao Co., Ltd. Class A	15,100	9,039
Zhejiang China Commodities City Group Co., Ltd. Class A	4,100	5,103
Zhongtian Urban Development Group Co., Ltd. Class A (b)	3,000	2,749

		126,943

ROAD & RAIL — 0.5%
Daqin Railway Co., Ltd. Class A	7,400	7,539
Guangshen Railway Co., Ltd. Class A	4,300	3,137

		10,676

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
EGing Photovoltaic Technology Co., Ltd. Class A (b)	3,600	3,803
Hangzhou Silan Microelectronics Co., Ltd. Class A	4,200	3,759

Sanan Optoelectronics Co., Ltd. Class A	2,240	4,316
Shanghai Belling Co., Ltd. Class A (b)	1,300	2,520
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A (b)	1,800	2,110
Xi’an LONGi Silicon Materials Corp. Class A	1,800	3,468

		19,976

SOFTWARE — 1.3%
Beijing Shiji Information Technology Co., Ltd. Class A	600	2,104
Glodon Co., Ltd. Class A	1,000	2,101
Hangzhou Liaison Interactive Information Technology Co., Ltd. Class A	1,000	2,010
Hundsun Technologies, Inc. Class A	400	2,713
Iflytek Co., Ltd. Class A	900	3,508
Inspur Software Co., Ltd. Class A	500	1,661
Neusoft Corp. Class A	1,200	3,395
Shanghai 2345 Network Holding Group Co., Ltd. Class A	1,200	1,955
Sinodata Co., Ltd. Class A	300	1,863
Wisesoft Co., Ltd. Class A	500	1,794
Yonyou Network Technology Co., Ltd. Class A	1,100	3,296

		26,400

SPECIALTY RETAIL — 0.7%
Jiangsu Hongtu High Technology Co., Ltd. Class A	1,500	2,638
Pang Da Automobile Trade Co., Ltd. Class A (a)	5,700	2,272
Shanghai Yuyuan Tourist Mart Co., Ltd. Class A (b)	1,500	2,430
Suning Commerce Group Co., Ltd. Class A	4,300	7,085

		14,425

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
GRG Banking Equipment Co., Ltd. Class A	1,350	2,580
Guangzhou KingTeller Technology Co., Ltd. Class A (a)	2,700	2,976
Inspur Electronic Information Industry Co., Ltd. Class A	800	2,440
Tsinghua Tongfang Co., Ltd. Class A	2,100	4,185

		12,181

TEXTILES,APPAREL & LUXURY GOODS — 1.7%
Anhui Huamao Textile Co. Class A	4,300	3,688
Bros Eastern Co., Ltd. Class A	3,000	2,694
Gansu Gangtai Holding Group Co., Ltd. Class A (b)	1,300	2,981
Huafu Top Dyed Melange Yarn Co., Ltd. Class A	2,500	4,123
Huasi Holding Co., Ltd. Class A	1,000	1,991
Jiangsu Huaxicun Co., Ltd. Class A	2,000	2,817
Jiangsu Sunshine Co., Ltd. Class A (a)	3,300	2,061
Luthai Textile Co., Ltd. Class A	1,300	2,396
Yantai Tayho Advanced Materials Co., Ltd. Class A (a)	1,200	2,134
Youngor Group Co., Ltd. Class A	1,900	3,822
Zhejiang Hangmin Co., Ltd. Class A	1,700	3,019
Zhejiang Ming Jewelry Co., Ltd. Class A	1,500	2,497

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Zhejiang Weixing Industrial Development Co., Ltd. Class A	1,000	$2,062

		36,285

TRADING COMPANIES & DISTRIBUTORS — 1.0%
CMST Development Co., Ltd. Class A	2,700	3,524
Shandong Hiking International Co., Ltd. Class A (a) (b)	1,800	5,297
Shanghai Lansheng Corp. Class A	600	2,359
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	700	1,988
Sinochem International Corp. Class A	2,100	3,524
Tianjin Teda Co., Ltd. Class A	4,500	3,574

		20,266

TRANSPORTATION INFRASTRUCTURE — 1.8%
Dalian Port PDA Co., Ltd. Class A	7,130	2,873
Fujian Expressway Development Co., Ltd. Class A	9,700	4,829
Henan Zhongyuan Expressway Co., Ltd. Class A	4,400	2,843
Hubei Chutian Expressway Co., Ltd. Class A	6,400	5,673
Jiangxi Ganyue Expressway Co., Ltd. Class A	4,000	2,895
Shanghai International Port Group Co., Ltd. Class A	3,700	2,726
Shenzhen Chiwan Wharf Holdings, Ltd. Class A	1,500	4,107
TangShan Port Group Co., Ltd. Class A	5,040	2,908
Xiandai Investment Co., Ltd. Class A	3,200	3,716
Yingkou Port Liability Co., Ltd. Class A	5,100	2,547
Zhangjiagang Freetrade Science and Technology Co., Ltd. Class A	3,600	3,253

		38,370

WATER UTILITIES — 0.6%
Beijing Capital Co., Ltd. Class A	4,600	2,720
Chengdu Xingrong Environment Co., Ltd. Class A	3,600	2,984

Guangdong Golden Dragon Development, Inc. Class A	900	3,036
Tus-Sound Environmental Resources Co., Ltd. Class A	700	3,322

		12,062

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
China United Network Communications, Ltd. Class A	11,100	11,676

TOTAL COMMON STOCKS (Cost $2,457,615)		2,081,262

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e) (Cost $634)	634	634

TOTAL INVESTMENTS — 99.9% (Cost $2,458,249)		2,081,896
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,067

NET ASSETS — 100.0%		$2,083,963

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $121,776 representing 5.8% of net assets.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$22,732	$—	$—	$22,732
Air Freight & Logistics	10,841	—	—	10,841
Airlines	21,513	—	—	21,513
Auto Components	34,043	5,271	—	39,314
Automobiles	22,284	—	—	22,284
Banks	215,360	—	—	215,360
Beverages	82,964	—	—	82,964
Biotechnology	16,028	—	—	16,028
Building Products	5,272	—	—	5,272
Capital Markets	102,143	12,787	—	114,930
Chemicals	103,647	3,217	—	106,864
Commercial Services & Supplies	22,259	—	—	22,259

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Communications Equipment	$20,433	$4,339	$—	$24,772
Construction & Engineering	68,127	7,727	—	75,854
Construction Materials	14,835	—	—	14,835
Containers & Packaging	16,813	4,448	—	21,261
Distributors	1,657	—	—	1,657
Diversified Consumer Services	12,832	—	—	12,832
Diversified Financial Services	6,682	—	—	6,682
Diversified Telecommunication Services	5,729	—	—	5,729
Electric Utilities	3,440	—	—	3,440
Electrical Equipment	59,795	23,987	—	83,782
Electronic Equipment, Instruments & Components	68,882	2,405	—	71,287
Energy Equipment & Services	16,272	—	—	16,272
Food & Staples Retailing	6,270	—	—	6,270
Food Products	62,454	—	—	62,454
Health Care Equipment & Supplies	1,785	—	—	1,785
Health Care Providers & Services	6,489	—	—	6,489
Hotels, Restaurants & Leisure	12,373	—	—	12,373
Household Durables	34,790	9,176	—	43,966
Independent Power Producers & Energy Traders	55,967	—	—	55,967
Industrial Conglomerates	3,019	—	—	3,019
Insurance	46,187	—	—	46,187
Internet Software & Services	8,454	—	—	8,454
IT Services	16,248	—	—	16,248
Leisure Equipment & Products	2,940	—	—	2,940
Life Sciences Tools & Services	2,638	—	—	2,638
Machinery	103,254	—	—	103,254
Media	40,489	2,607	—	43,096
Metals & Mining	106,366	6,333	—	112,699
Multiline Retail	35,336	—	—	35,336
Oil, Gas & Consumable Fuels	48,896	—	—	48,896
Paper & Forest Products	13,404	—	—	13,404
Pharmaceuticals	107,763	—	—	107,763
Real Estate Management & Development	106,605	20,338	—	126,943
Road & Rail	10,676	—	—	10,676
Semiconductors & Semiconductor Equipment	11,543	8,433	—	19,976
Software	26,400	—	—	26,400
Specialty Retail	11,995	2,430	—	14,425
Technology Hardware, Storage & Peripherals	12,181	—	—	12,181
Textiles, Apparel & Luxury Goods	33,304	2,981	—	36,285
Trading Companies & Distributors	14,969	5,297	—	20,266
Transportation Infrastructure	38,370	—	—	38,370
Water Utilities	12,062	—	—	12,062
Wireless Telecommunication Services	11,676	—	—	11,676
Short-Term Investment	634	—	—	634

TOTAL INVESTMENTS	$1,960,120	$121,776	$—	$2,081,896

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	338	$338	1	339	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,125	491	634	634	—

TOTAL		$338				$634	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 8.4%
Ambev SA ADR	347,825	$1,707,821
B2W Cia Digital (a)	5,295	16,594
Banco Bradesco SA Preference Shares ADR	269,636	2,348,530
Banco do Brasil SA	64,377	555,612
Banco Pan SA Preference Shares	27,571	10,928
Banco Santander Brasil SA	1,521	13,800
BB Seguridade Participacoes SA	42,702	371,299
BM&FBovespa SA	136,626	692,638
BR Malls Participacoes SA (a)	65,412	240,168
Bradespar SA Preference Shares	35,567	162,279
Brasil Brokers Participacoes SA (a)	12,534	6,085
Braskem SA Preference Shares ADR (b)	13,759	291,828
BRF SA ADR	39,146	577,795
CCR SA	38,371	188,159
Centrais Eletricas Brasileiras SA ADR (a)	44,072	305,860
Cia Brasileira de Distribuicao ADR (b)	17,409	288,119
Cia de Saneamento Basico do Estado de Sao Paulo	55,992	495,287
Cia Energetica de Minas Gerais ADR	98,310	224,147
Cia Energetica de Sao Paulo Class B, Preference Shares	3,959	16,409
Cia Hering	3,160	14,680
Cia Siderurgica Nacional SA ADR (a)	112,685	363,973
Cielo SA	66,144	566,798
Cosan Logistica SA (a)	3,776	5,789
Cosan SA Industria e Comercio	14,062	164,828
CPFL Energia SA	10,342	80,106
Cyrela Brazil Realty SA Empreendimentos e Participacoes	39,614	124,999
Duratex SA (a)	30,270	63,243
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	2,460	8,533
Embraer SA	60,509	297,460
Engie Brasil Energia SA	19,695	221,372
Estacio Participacoes SA	17,041	82,726
Eternit SA (a)	14,713	5,967
Fibria Celulose SA ADR (b)	21,679	208,335
GAEC Educacao SA	2,030	8,501
Gafisa SA	8,720	4,983
Gerdau SA ADR (b)	83,914	263,490
Hypermarcas SA	3,676	29,512
Itau Unibanco Holding SA Preference Shares ADR	267,811	2,753,097
Itausa — Investimentos Itau SA	33,151	81,790
Itausa — Investimentos Itau SA Preference Shares	359,168	913,728
JBS SA	27,954	97,912
Kepler Weber SA	1,549	8,567
Klabin SA	11,537	62,812
Kroton Educacional SA	84,431	345,797
Log-in Logistica Intermodal SA (a)	1,975	1,560
Lojas Americanas SA Preference Shares	68,060	355,492
Lojas Renner SA	97,464	693,840
Magnesita Refratarios SA (a)	3,738	27,277
Marcopolo SA Preference Shares	28,780	24,229
Metalurgica Gerdau SA Preference Shares (a)	111,784	164,858

Mills Estruturas e Servicos de Engenharia SA (a)	6,332	7,607
MMX Mineracao e Metalicos SA (a)	3,164	5,395
MRV Engenharia e Participacoes SA	6,982	23,469
Natura Cosmeticos SA	21,651	153,134
Oi SA ADR (a)	197	782
PDG Realty SA Empreendimentos e Participacoes (a)	2,673	977
Petroleo Brasileiro SA ADR (a)	75,077	759,029
Petroleo Brasileiro SA Preference Shares ADR (a)	168,565	1,485,058
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	2,291	5,821
Prumo Logistica SA (a)	2,783	6,541
Qualicorp SA	6,107	36,120
Raia Drogasil SA	4,686	88,099
Restoque Comercio e Confeccoes de Roupas SA (a)	8,213	7,974
Rodobens Negocios Imobiliarios SA	6,970	11,671
Rossi Residencial SA (a)	9,065	7,520
Rumo Logistica Operadora Multimodal SA (a)	4,676	8,821
Suzano Papel e Celulose SA Class A, Preference Shares	6,196	27,033
T4F Entretenimento SA	11,276	19,401
Telefonica Brasil SA ADR	15,575	208,394
Telefonica Brasil SA Preference Shares	50,787	687,833
Tim Participacoes SA ADR	17,449	205,898
TOTVS SA	4,412	32,588
Ultrapar Participacoes SA	20,683	434,987
Usinas Siderurgicas de Minas Gerais SA ADR (b)	60,436	75,545
Vale SA ADR	100,937	769,140
Vale SA Preference Shares ADR	146,645	1,010,384
WEG SA	91,417	435,359

		23,074,192

CHILE — 1.7%
AntarChile SA	23,597	236,046
Empresas COPEC SA	57,985	555,657
Empresas Iansa SA	565,617	15,200
Enel Americas SA ADR	70,663	580,142
Enel Chile SA ADR	49,809	226,631
Enel Generacion Chile SA ADR	12,963	252,001
Enjoy SA	260,001	18,978
Latam Airlines Group SA ADR (a)	38,538	315,241
Multiexport Foods SA (a)	260,404	73,870
Parque Arauco SA	390,625	892,019
SACI Falabella	144,373	1,142,314
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,714	48,849
Tech Pack SA (a) (c)	1,480	778
Vina Concha y Toro SA ADR (b)	8,514	275,768

		4,633,494

CHINA — 28.4%
21Vianet Group, Inc. ADR (a)	994	6,968
3SBio, Inc. (a) (d)	44,000	42,847
500.com, Ltd. Class A, ADR (a)	568	8,707
58.com, Inc. ADR (a)	710	19,880

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

AAC Technologies Holdings, Inc.	74,992	$681,424
Agile Group Holdings, Ltd.	310,999	158,445
Agricultural Bank of China, Ltd. Class H	1,702,000	698,085
Air China, Ltd. Class H	207,744	132,634
Alibaba Group Holding, Ltd. ADR (a)	73,843	6,484,154
Aluminum Corp. of China, Ltd. Class H (a) (b)	480,000	198,113
Angang Steel Co., Ltd. Class H (a)	98,640	58,651
Anhui Conch Cement Co., Ltd. Class H (b)	166,135	452,132
Anhui Expressway Co., Ltd. Class H	8,000	6,160
ANTA Sports Products, Ltd.	47,000	140,336
Anton Oilfield Services Group (a) (b)	70,000	9,841
Autohome, Inc. ADR (a)	2,132	53,897
AVIC International Holding HK, Ltd. (a)	214,000	12,697
AVIC International Holdings, Ltd. Class H	94,000	47,163
AviChina Industry & Technology Co., Ltd. Class H	150,000	103,313
BAIC Motor Corp., Ltd. Class H (d)	6,500	5,785
Baidu, Inc. ADR (a)	19,261	3,166,701
BAIOO Family Interactive, Ltd. (d)	198,000	9,960
Bank of China, Ltd. Class H	4,865,900	2,158,954
Bank of Communications Co., Ltd. Class H	1,380,864	999,161
Baoxin Auto Group, Ltd. (a)	3,158	778
BBMG Corp. Class H	48,000	16,592
Beijing Capital International Airport Co., Ltd. Class H	288,000	291,226
Beijing Capital Land, Ltd. Class H	28,000	10,509
Beijing Enterprises Holdings, Ltd.	39,500	186,721
Beijing Enterprises Water Group, Ltd. (b)	312,000	207,647
Beijing Jingneng Clean Energy Co., Ltd. Class H	76,000	23,624
Belle International Holdings, Ltd.	346,000	194,574
Biostime International Holdings, Ltd. (a) (b)	5,000	15,445
Bitauto Holdings, Ltd. ADR (a)	1,278	24,205
BOE Technology Group Co., Ltd. Class B	52,000	14,956
Boer Power Holdings, Ltd. (b)	7,000	2,790
Boyaa Interactive International, Ltd. (a) (b)	34,000	15,568
Brilliance China Automotive Holdings, Ltd. (b)	206,000	283,766
Byd Co., Ltd. Class H (b)	41,000	216,022
BYD Electronic International Co., Ltd.	39,500	31,078
C.banner International Holdings, Ltd. (a)	12,000	3,575
Cabbeen Fashion, Ltd.	58,000	15,111
CAR, Inc. (a) (b)	49,000	47,779
CGN Mining Co., Ltd. (a)	175,000	13,317
CGN Power Co., Ltd. Class H (d)	636,000	174,726
Changyou.com, Ltd. ADR (a)	426	9,040
Chanjet Information Technology Co., Ltd. Class H (a)	2,600	3,219
Chaowei Power Holdings, Ltd.	45,000	38,481
Cheetah Mobile, Inc. ADR (a) (b)	710	6,788
China Aerospace International Holdings, Ltd.	104,000	13,146

China Agri-Industries Holdings, Ltd. (a)	88,000	34,391
China Aircraft Leasing Group Holdings, Ltd.	6,500	7,118
China Aoyuan Property Group, Ltd.	56,000	12,857
China Biologic Products, Inc. (a)	1,073	115,369
China Child Care Corp., Ltd. (a)	95,000	6,004
China Cinda Asset Management Co., Ltd. Class H	794,000	287,772
China CITIC Bank Corp., Ltd. Class H	741,000	471,180
China Coal Energy Co., Ltd. Class H (a) (b)	480,000	227,830
China Communications Construction Co., Ltd. Class H	339,241	390,297
China Communications Services Corp., Ltd. Class H	92,000	58,619
China Conch Venture Holdings, Ltd.	101,700	181,018
China Construction Bank Corp. Class H	6,485,280	4,993,728
China Datang Corp. Renewable Power Co., Ltd. Class H (a)	132,000	12,088
China Distance Education Holdings, Ltd. ADR	852	9,525
China Dongxiang Group Co., Ltd.	52,000	9,390
China Eastern Airlines Corp., Ltd. Class H (b)	84,000	38,462
China Electronics Corp. Holdings Co., Ltd.	74,000	14,889
China Energine International Holdings, Ltd. (a)	168,000	12,568
China Everbright International, Ltd.	178,000	201,804
China Everbright, Ltd.	24,000	45,690
China Evergrande Group (b)	277,000	172,563
China Fangda Group Co., Ltd. Class B	156,400	147,864
China Financial Services Holdings, Ltd.	122,000	10,228
China Foods, Ltd.	16,000	6,789
China Galaxy Securities Co., Ltd. Class H	193,900	174,814
China Hanking Holdings, Ltd. (a)	61,000	8,576
China Harmony New Energy Auto Holding, Ltd. (b)	7,000	2,510
China Hongqiao Group, Ltd. (b)	23,500	20,672
China Huarong Energy Co., Ltd. (a)	68,400	3,926
China Huishan Dairy Holdings Co., Ltd. (b)	298,600	115,925
China Huiyuan Juice Group, Ltd. (a)	29,500	9,855
China International Marine Containers Group Co., Ltd. Class H	13,900	20,080
China Lesso Group Holdings, Ltd.	47,000	30,492
China Life Insurance Co., Ltd. Class H	513,260	1,337,244
China Lodging Group, Ltd. ADR	1,278	66,252
China Longyuan Power Group Corp., Ltd. Class H	151,000	118,024
China Machinery Engineering Corp. Class H	14,000	8,884
China Medical System Holdings, Ltd.	103,000	163,139
China Mengniu Dairy Co., Ltd.	276,620	533,035
China Merchants Bank Co., Ltd. Class H	337,923	792,380
China Merchants China Direct Investments, Ltd.	4,000	5,943
China Merchants Port Holdings Co., Ltd.	109,826	272,541

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

China Minsheng Banking Corp., Ltd. Class H	409,400	$437,748
China Mobile, Ltd.	381,366	4,043,297
China Modern Dairy Holdings, Ltd. (a) (b)	146,000	35,967
China Molybdenum Co., Ltd. Class H	132,000	32,178
China National Accord Medicines Corp., Ltd. Class B	4,200	25,184
China National Building Material Co., Ltd. Class H (b)	96,000	46,680
China National Materials Co., Ltd.	56,000	13,073
China Oilfield Services, Ltd. Class H	201,723	187,331
China Overseas Grand Oceans Group, Ltd. (a)	43,000	14,032
China Overseas Land & Investment, Ltd.	387,200	1,026,287
China Pacific Insurance Group Co., Ltd. Class H	163,800	571,483
China Petroleum & Chemical Corp. Class H	1,899,200	1,347,272
China Power International Development, Ltd.	480,000	173,968
China Power New Energy Development Co., Ltd. (b)	19,500	10,287
China Railway Construction Corp., Ltd. Class H	172,490	222,032
China Railway Group, Ltd. Class H	392,487	322,974
China Rare Earth Holdings, Ltd. (a)	109,200	8,592
China Resources Beer Holdings Co., Ltd. (a)	118,625	235,624
China Resources Gas Group, Ltd.	24,000	67,482
China Resources Land, Ltd.	218,222	490,870
China Resources Power Holdings Co., Ltd.	198,432	315,315
China Sanjiang Fine Chemicals Co., Ltd.	43,000	8,652
China Shenhua Energy Co., Ltd. Class H	329,056	619,647
China Singyes Solar Technologies Holdings, Ltd. (b)	9,600	4,581
China South City Holdings, Ltd. (b)	106,000	22,148
China Southern Airlines Co., Ltd. Class H	96,000	49,900
China State Construction International Holdings, Ltd.	82,000	122,686
China Taiping Insurance Holdings Co., Ltd. (a)	76,035	156,912
China Telecom Corp., Ltd. Class H	1,251,615	577,930
China Travel International Investment Hong Kong, Ltd. (b)	490,000	134,616
China Unicom Hong Kong, Ltd.	389,668	453,842
China Vanke Co., Ltd. Class H	76,800	175,330
China Yurun Food Group, Ltd. (a) (b)	12,000	1,780
China ZhengTong Auto Services Holdings, Ltd.	23,000	6,704
ChinaCache International Holdings, Ltd. ADR (a)	1,278	3,272
Chinasoft International, Ltd. (a)	82,000	38,498
Chongqing Changan Automobile Co., Ltd. Class B	70,300	100,556
Chongqing Machinery & Electric Co., Ltd. Class H	78,000	9,054
CIFI Holdings Group Co., Ltd.	26,000	7,009

CIMC Enric Holdings, Ltd. (b)	10,000	4,708
CITIC Resources Holdings, Ltd. (a) (b)	102,000	12,498
CITIC Securities Co., Ltd. Class H	113,000	229,698
CITIC Telecom International Holdings, Ltd.	50,000	15,026
CITIC, Ltd.	433,000	619,916
CNOOC, Ltd.	1,242,603	1,554,626
Cogobuy Group (a) (b) (d)	34,000	51,308
Colour Life Services Group Co., Ltd.	39,000	29,175
Comtec Solar Systems Group, Ltd. (a)	176,000	7,605
Coolpad Group, Ltd. (a)	241,600	24,929
COSCO SHIPPING Development Co., Ltd. Class H (a) (b)	570,117	117,654
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	176,000	98,293
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	289,425	101,164
COSCO SHIPPING Ports, Ltd.	196,295	197,228
Cosmo Lady China Holdings Co., Ltd. (b) (d)	41,000	15,865
Country Garden Holdings Co., Ltd. (b)	375,466	210,176
Credit China Fintech Holdings, Ltd. (a) (b)	289,618	34,740
CRRC Corp., Ltd. Class H	281,000	252,254
CSG Holding Co., Ltd. Class B	10,000	7,868
Ctrip.com International, Ltd. ADR (a)	22,425	897,000
Daqo New Energy Corp. ADR (a)	852	16,444
Datang International Power Generation Co., Ltd. Class H	576,000	150,814
Dazhong Transportation Group Co., Ltd. Class B	99,450	71,505
Dongfang Electric Corp., Ltd. Class H	19,200	16,963
Dongfeng Motor Group Co., Ltd. Class H	380,000	371,023
E-Commodities Holdings, Ltd. (a)	6,500	880
Fang Holdings, Ltd. ADR (a)	11,792	38,678
Fanhua, Inc. ADR (a)	2,700	22,356
Fantasia Holdings Group Co., Ltd.	72,000	9,194
Far East Horizon, Ltd.	143,000	122,653
Fufeng Group, Ltd.	41,000	20,148
Future Land Holdings Co., Ltd. Class A	59,871	101,228
Geely Automobile Holdings, Ltd. (b)	200,000	191,148
GF Securities Co., Ltd. Class H (b)	112,400	234,567
Goldpac Group, Ltd.	34,000	9,034
GOME Electrical Appliances Holding, Ltd. (b)	722,000	87,536
Goodbaby International Holdings, Ltd.	37,000	17,705
Great Wall Motor Co., Ltd. Class H	232,250	216,878
Greatview Aseptic Packaging Co., Ltd.	10,000	5,133
Greentown China Holdings, Ltd. (a)	42,500	34,425
Guangdong Electric Power Development Co., Ltd. Class B	135,940	63,647
Guangdong Investment, Ltd.	386,000	509,811
Guangshen Railway Co., Ltd. Class H	384,000	231,792
Guangzhou Automobile Group Co., Ltd. Class H	212,636	257,254
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	15,516
Guangzhou R&F Properties Co., Ltd. Class H	172,800	209,059

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Guodian Technology & Environment Group Corp., Ltd. Class H (a)	43,000	$2,995
Guotai Junan International Holdings, Ltd.	135,000	41,615
Haichang Ocean Park Holdings, Ltd. (a) (d)	56,000	13,218
Haitian International Holdings, Ltd.	5,000	9,815
Haitong Securities Co., Ltd. Class H	172,800	296,427
Hangzhou Steam Turbine Co., Ltd. Class B (a)	29,400	32,080
Harbin Electric Co., Ltd. Class H	96,000	44,823
Hengan International Group Co., Ltd.	50,000	367,270
HNA Infrastructure Co., Ltd.	35,000	34,760
Honghua Group, Ltd. (a)	14,000	1,372
Honworld Group, Ltd. (b) (d)	20,000	12,253
Hopson Development Holdings, Ltd.	26,000	23,173
Huadian Fuxin Energy Corp., Ltd. Class H	68,000	15,085
Huadian Power International Corp., Ltd. Class H	265,308	120,110
Huaneng Power International, Inc. Class H	384,000	254,575
Huaneng Renewables Corp., Ltd. Class H	188,000	61,105
Huangshan Tourism Development Co., Ltd. Class B	65,832	88,544
Huatai Securities Co., Ltd. Class H (d)	47,400	90,482
Huayi Tencent Entertainment Co., Ltd. (a) (b)	110,000	6,668
Industrial & Commercial Bank of China, Ltd. Class H	5,242,590	3,144,276
Inner Mongolia Yitai Coal Co., Ltd. Class B	35,436	32,885
Intime Retail Group Co., Ltd. (b)	100,500	91,126
JA Solar Holdings Co., Ltd. ADR (a)	1,563	7,440
JD.com, Inc. ADR (a) (b)	57,391	1,460,027
Jiangnan Group, Ltd.	74,000	10,404
Jiangsu Expressway Co., Ltd. Class H	266,000	336,225
Jiangxi Copper Co., Ltd. Class H	98,000	136,765
JinkoSolar Holding Co., Ltd. ADR (a)	994	15,139
Jumei International Holding, Ltd. ADR (a)	568	2,846
Kama Co., Ltd. Class B (a)	8,900	10,146
Kingdee International Software Group Co., Ltd. (a) (b)	110,000	41,428
Kingsoft Corp., Ltd. (b)	45,000	92,285
Konka Group Co., Ltd. Class B (a)	1,005,700	368,391
Kunlun Energy Co., Ltd. (b)	480,000	359,080
KWG Property Holding, Ltd.	94,412	53,580
Lao Feng Xiang Co., Ltd. Class B	12,830	44,071
Lenovo Group, Ltd. (b)	672,000	407,370
Li Ning Co., Ltd. (a)	138,333	86,891
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	5,114
Lifetech Scientific Corp. (a)	94,000	22,551
Livzon Pharmaceutical Group, Inc. Class H	5,420	31,738
Luye Pharma Group, Ltd. (b)	44,000	26,106
Maanshan Iron & Steel Co., Ltd. Class H (a) (b)	288,000	83,950

Metallurgical Corp. of China, Ltd. Class H	98,000	38,173
Minth Group, Ltd.	18,000	56,068
MOBI Development Co., Ltd.	138,000	21,893
Momo, Inc. ADR (a) (b)	1,136	20,880
NetEase, Inc. ADR	6,613	1,424,043
New China Life Insurance Co., Ltd. Class H	46,100	211,677
New Oriental Education & Technology Group, Inc. ADR (a)	7,906	332,843
Noah Holdings, Ltd. ADS (a) (b)	852	18,684
NQ Mobile, Inc. Class A, ADR (a) (b)	2,561	8,246
Ourgame International Holdings, Ltd. (a) (b)	35,000	14,265
Ozner Water International Holding, Ltd. (a) (b) (d)	53,000	12,646
Pacific Online, Ltd.	34,000	8,814
Parkson Retail Group, Ltd. (b)	119,634	13,116
People’s Insurance Co. Group of China, Ltd. Class H	343,000	135,375
PetroChina Co., Ltd. Class H	1,478,970	1,102,577
PICC Property & Casualty Co., Ltd. Class H	487,506	759,572
Ping An Insurance Group Co. of China, Ltd. Class H	333,000	1,666,471
Poly Culture Group Corp., Ltd. Class H	4,200	10,249
Poly Property Group Co., Ltd. (a)	60,000	19,889
PW Medtech Group, Ltd. (a)	38,000	9,900
Qunar Cayman Islands, Ltd. ADR (a) (b)	2,132	64,237
ReneSola, Ltd. ADR (a) (b)	11,794	7,536
Renhe Commercial Holdings Co., Ltd. (a) (b)	1,049,000	26,925
Semiconductor Manufacturing International Corp. (a) (b)	175,900	276,334
Shandong Airlines Co., Ltd. Class B	3,800	8,121
Shandong Chenming Paper Holdings, Ltd. Class B	18,800	18,671
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	8,000	10,917
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	152,000	101,554
Shanghai Baosight Software Co., Ltd. Class B	5,200	8,169
Shanghai Electric Group Co., Ltd. Class H (a) (b)	402,077	179,954
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	18,500	56,670
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	12,073
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	6,686
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	91,348	60,655
Shanghai Huayi Group Corp., Ltd. Class B	200	202
Shanghai Industrial Urban Development Group, Ltd.	26,000	6,338
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	28,000	7,403

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	52,582	$77,927
Shanghai Jinjiang International Travel Co., Ltd. Class B	3,200	11,680
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	69,966	103,969
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	33,040	48,371
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	19,300	44,260
Shanghai Prime Machinery Co., Ltd. Class H	76,000	13,429
Shengjing Bank Co., Ltd. Class H (d)	41,300	42,082
Shenwan Hongyuan HK, Ltd.	10,000	4,360
Shenzhen Expressway Co., Ltd. Class H	164,482	140,655
Shenzhen International Holdings, Ltd.	47,310	68,953
Shenzhen Investment, Ltd.	122,870	49,286
Shenzhou International Group Holdings, Ltd. (b)	34,000	215,100
Shougang Concord International Enterprises Co., Ltd. (a)	260,000	8,551
Shunfeng International Clean Energy, Ltd. (a)	78,000	4,879
Silver Grant International Industries, Ltd. (a)	82,000	8,990
SINA Corp. (a)	5,552	337,506
Sino-Ocean Group Holding, Ltd.	370,480	165,812
Sinofert Holdings, Ltd. (b)	70,000	9,480
SinoMedia Holding, Ltd. (b)	35,000	8,126
Sinopec Oilfield Service Corp. Class H (a)	88,000	17,139
Sinopec Shanghai Petrochemical Co., Ltd. Class H	382,600	207,260
Sinopharm Group Co., Ltd. Class H	60,400	248,903
Sinosoft Technology Group, Ltd. (b)	48,600	15,358
Sinotrans, Ltd. Class H	434,300	193,815
Sinovac Biotech, Ltd. (a)	7,635	45,046
SITC International Holdings Co., Ltd.	39,000	23,743
SOHO China, Ltd.	30,000	14,781
SPT Energy Group, Inc. (a)	20,000	1,677
Sunac China Holdings, Ltd. (b)	96,000	79,864
Sunny Optical Technology Group Co., Ltd.	44,000	192,670
Synertone Communication Corp. (a)	54,400	1,123
TCL Multimedia Technology Holdings, Ltd. (a) (b)	24,000	11,918
Tencent Holdings, Ltd.	382,467	9,358,002
Tian Ge Interactive Holdings, Ltd. (b) (d)	41,000	25,383
Tiangong International Co., Ltd.	82,000	10,471
Tianneng Power International, Ltd. (b)	70,000	64,284
Tingyi Cayman Islands Holding Corp.	268,000	325,963
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	18,547
TravelSky Technology, Ltd. Class H	189,841	399,116
Trigiant Group, Ltd.	22,000	3,206
Trina Solar, Ltd. ADR (a)	5,112	47,542
Uni-President China Holdings, Ltd. (b)	42,000	29,632
Universal Health International Group Holding, Ltd. (a)	39,000	1,786
V1 Group, Ltd. (a)	298,200	13,654
Vipshop Holdings, Ltd. ADR (a) (b)	19,482	214,497

Want Want China Holdings, Ltd. (b)	530,000	339,746
Weibo Corp. ADR (a) (b)	414	16,808
Weiqiao Textile Co. Class H	120,500	75,379
West China Cement, Ltd. (a) (b)	114,000	12,792
Wisdom Sports Group (a) (b)	45,000	14,568
Xiamen International Port Co., Ltd. Class H	26,000	4,863
Xinchen China Power Holdings, Ltd. (a)	51,000	7,565
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	7,200	12,165
Xinyi Solar Holdings, Ltd. (b)	186,000	60,455
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (d)	6,500	12,257
Yanzhou Coal Mining Co., Ltd. Class H (b)	288,000	196,503
Yestar International Holdings Co., Ltd. (b)	22,500	10,912
Yingde Gases Group Co., Ltd.	29,500	10,920
Yingli Green Energy Holding Co., Ltd. ADR (a) (b)	1,405	3,653
Yuexiu Property Co., Ltd.	672,000	91,875
Yuexiu Transport Infrastructure, Ltd.	1,258	789
YY, Inc. ADR (a)	1,702	67,093
Zhaojin Mining Industry Co., Ltd. Class H (b)	21,500	18,496
Zhejiang Expressway Co., Ltd. Class H	311,862	297,657
Zhuzhou CRRC Times Electric Co., Ltd.	45,500	230,929
Zijin Mining Group Co., Ltd. Class H	509,000	164,127
ZTE Corp. Class H	96,927	168,522

		78,167,841

COLOMBIA — 0.6%
Almacenes Exito SA	9,835	48,815
Avianca Holdings SA Preference Shares	147,130	176,438
Banco Davivienda SA Preference Shares	16,541	165,300
Banco de Bogota SA	5,307	106,423
Bancolombia SA	15,376	129,175
Bancolombia SA ADR	5,540	203,207
Bolsa de Valores de Colombia	10,033,968	72,531
Celsia SA ESP	9,777	13,109
Cementos Argos SA	10,937	43,209
Cementos Argos SA Preference Shares	13,060	47,768
Cemex Latam Holdings SA (a)	3,814	14,356
Constructora Conconcreto SA	29,688	10,977
Corp. Financiera Colombiana SA	5,121	63,253
Ecopetrol SA (a)	147,941	68,007
Empresa de Telecomunicaciones de Bogota	291,427	58,247
Grupo Argos SA	4,021	25,824
Grupo Argos SA Preference Shares	16,738	101,142
Grupo Aval Acciones y Valores SA	399,674	157,100
Grupo de Inversiones Suramericana SA	6,019	76,591
Grupo de Inversiones Suramericana SA Preference Shares	6,012	74,099
Grupo Nutresa SA	5,556	46,084
Interconexion Electrica SA ESP	22,418	74,527

		1,776,182

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

CZECH REPUBLIC — 0.3%
CEZ A/S	20,184	$338,791
Komercni banka A/S	10,658	368,192
Unipetrol A/S	14,384	103,200

		810,183

EGYPT — 0.4%
Commercial International Bank Egypt SAE	191,833	773,258
Egypt Kuwait Holding Co. SAE	75,190	43,610
Egyptian Financial Group-Hermes Holding Co. (a)	91,738	129,182
Global Telecom Holding SAE (a)	70,496	27,957
Global Telecom Holding SAE GDR (a)	40,362	75,073
Orascom Telecom Media And Technology Holding SAE (a)	50,881	2,358

		1,051,438

GREECE — 0.2%
Alpha Bank AE (a)	4,815	9,650
Diana Shipping, Inc. (a)	3,443	10,398
DryShips, Inc. (a)	10	37
Ellaktor SA (a)	259	298
Eurobank Ergasias SA (a)	4,400	2,993
FF Group (a)	1,233	25,009
Fourlis Holdings SA (a)	128	551
Frigoglass SAIC (a)	221	21
GEK Terna Holding Real Estate Construction SA (a)	316	760
Grivalia Properties REIC AE	6,678	53,954
Hellenic Exchanges—Athens Stock Exchange SA	12,669	65,343
Hellenic Telecommunications Organization SA	10,579	99,643
Intralot SA-Integrated Lottery Systems & Services (a)	28,471	30,330
JUMBO SA	4,341	68,955
Marfin Investment Group Holdings SA (a)	4,610	729
Mytilineos Holdings SA (a)	103	668
National Bank of Greece SA (a)	3,002	785
OPAP SA	13,055	115,666
Piraeus Bank SA (a)	609	134
Public Power Corp. SA (a)	4,456	13,583
Terna Energy SA	166	492
Titan Cement Co. SA	2,091	49,182

		549,181

HONG KONG — 1.2%
AGTech Holdings, Ltd. (a)	56,000	10,256
Alibaba Pictures Group, Ltd. (a) (b)	832,400	135,277
AMVIG Holdings, Ltd.	72,000	25,817
Asian Citrus Holdings, Ltd. (a)	51,000	3,947
Beijing Enterprises Clean Energy Group, Ltd. (a)	978,000	25,102
BEP International Holdings, Ltd.	530,000	30,420
Bosideng International Holdings, Ltd.	100,000	8,642
Carnival Group International Holdings, Ltd. (a) (b)	380,000	49,012
CGN Meiya Power Holdings Co., Ltd. (a) (d)	24,000	3,560

Chia Tai Enterprises International, Ltd. (a)	2,300	659
China All Access Holdings, Ltd. (b)	28,000	9,029
China Animation Characters Co., Ltd. (b)	35,000	15,123
China Chengtong Development Group, Ltd. (a)	308,000	23,041
China Fiber Optic Network System Group, Ltd. (a) (c)	88,800	8,017
China Financial International Investments, Ltd. (a)	350,000	20,089
China Financial Leasing Group, Ltd. (a)	80,000	2,466
China Gas Holdings, Ltd. (b)	168,000	227,954
China High Speed Transmission Equipment Group Co., Ltd.	2,000	2,335
China Jicheng Holdings, Ltd. (a) (b) (d)	1,389,000	33,860
China National Culture Group, Ltd. (a)	380,000	1,862
China NT Pharma Group Co., Ltd.	171,100	32,661
China Ocean Industry Group, Ltd. (a)	435,000	12,119
China Oil & Gas Group, Ltd. (a)	132,000	10,385
China Overseas Property Holdings, Ltd. (b)	62,066	10,647
China Public Procurement, Ltd. (a)	552,000	4,984
China Soft Power Technology Holdings, Ltd. (a)	168,000	3,554
China Vanguard Group, Ltd. (a)	70,000	2,934
Citychamp Watch & Jewellery Group, Ltd.	98,000	24,016
Comba Telecom Systems Holdings, Ltd.	90,117	16,040
Concord New Energy Group, Ltd.	120,000	6,268
CP Pokphand Co., Ltd.	314,000	38,880
Digital China Holdings, Ltd. (b)	58,000	43,912
Essex Bio-technology, Ltd.	59,000	25,341
Eternity Investment, Ltd. (a)	40,574	1,256
Feiyu Technology International Co., Ltd. (d)	19,500	2,892
First Shanghai Investments, Ltd.	40,000	6,088
Fullshare Holdings, Ltd.	474,500	221,547
GCL-Poly Energy Holdings, Ltd. (a) (b)	523,000	62,734
Global Bio-Chem Technology Group Co., Ltd. (a)	218,000	6,130
Golden Meditech Holdings, Ltd. (a) (c)	44,000	5,959
Haier Electronics Group Co., Ltd.	42,000	66,089
Hanergy Thin Film Power Group, Ltd. (a) (e)	856,000	—
Hengdeli Holdings, Ltd. (a)	1,289,600	186,292
Hi Sun Technology China, Ltd. (a) (b)	135,000	20,721
Hua Han Health Industry Holdings, Ltd. (b) (c)	283,600	19,387
Hua Hong Semiconductor, Ltd. (d)	7,000	7,819
Huabao International Holdings, Ltd. (a)	90,000	38,191
Imperial Pacific International Holdings, Ltd. (a) (b)	1,970,000	26,934
Joy City Property, Ltd.	212,000	26,797
Ju Teng International Holdings, Ltd.	74,500	23,062
Kingboard Chemical Holdings, Ltd.	93,340	282,916
Kingboard Laminates Holdings, Ltd.	51,500	50,616
Lee & Man Paper Manufacturing, Ltd.	46,000	35,717
Millennium Pacific Group Holdings, Ltd. (a)	174,000	2,828
Munsun Capital Group, Ltd. (a) (b)	262,000	7,603

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

National Agricultural Holdings, Ltd. (a) (b)	68,000	$15,875
Neo Telemedia, Ltd. (a)	732,000	40,126
NetDragon Websoft Holdings, Ltd. (b)	19,500	54,075
NewOcean Energy Holdings, Ltd. (b)	22,000	5,845
Newtree Group Holdings, Ltd. (a)	35,000	2,144
Nine Dragons Paper Holdings, Ltd.	144,000	130,569
Portico International Holdings, Ltd. (a)	22,500	8,619
Pou Sheng International Holdings, Ltd.	108,000	31,063
Qianhai Health Holdings, Ltd. (a)	59,221	1,108
Real Nutriceutical Group, Ltd.	91,000	6,925
Shimao Property Holdings, Ltd.	144,000	188,331
SIM Technology Group, Ltd. (a)	290,000	11,408
Sino Biopharmaceutical, Ltd.	282,000	198,593
Skyworth Digital Holdings, Ltd.	95,194	54,269
Solargiga Energy Holdings, Ltd. (a)	627,000	13,991
SSY Group, Ltd.	23,740	7,563
Sun Art Retail Group, Ltd.	77,000	67,534
Suncorp Technologies, Ltd. (a)	880,000	6,243
Tack Fiori International Group, Ltd. (a)	44,000	874
Tech Pro Technology Development, Ltd. (a)	268,000	6,360
Tibet Water Resources, Ltd. (b)	37,000	15,987
United Laboratories International Holdings, Ltd. (a)	12,000	8,172
Universal Medical Financial & Technical Advisory Services Co., Ltd. (d)	51,600	42,661
Vision Values Holdings, Ltd. (a)	60,000	2,360
Wanda Hotel Development Co., Ltd. (a)	54,000	4,875
Wasion Group Holdings, Ltd. (b)	24,000	12,908
WH Group, Ltd. (d)	461,000	372,812
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	2,370
Xinyi Glass Holdings, Ltd.	158,000	129,202
Yip’s Chemical Holdings, Ltd.	10,000	4,024

		3,416,673

HUNGARY — 0.6%
MOL Hungarian Oil & Gas PLC	6,756	476,074
OTP Bank PLC	27,285	782,680
Richter Gedeon Nyrt	23,364	495,472

		1,754,226

INDIA — 11.5%
Adani Enterprises, Ltd.	896	1,011
Adani Ports & Special Economic Zone, Ltd.	56,287	222,635
Adani Power, Ltd. (a)	2,134	945
Adani Transmissions, Ltd. (a)	1,081	904
AIA Engineering, Ltd.	841	16,060
Alok Industries, Ltd. (a)	314,485	15,986
Amtek Auto, Ltd. (a)	10,256	4,881
Anant Raj, Ltd.	78,092	45,449
Apollo Hospitals Enterprise, Ltd.	6,968	121,137
Ashok Leyland, Ltd.	41,916	49,469
Aurobindo Pharma, Ltd.	22,743	224,280
Axis Bank, Ltd.	87,331	578,968
Bajaj Hindusthan Sugar, Ltd. (a)	119,225	24,593
Balrampur Chini Mills, Ltd.	59,386	109,593
BF Investment, Ltd. (a)	13,406	27,624
Bharat Financial Inclusion, Ltd. (a)	3,585	31,054

Bharat Forge, Ltd.	1,548	20,677
Bharat Heavy Electricals, Ltd.	90,648	161,876
Bharti Airtel, Ltd.	148,045	666,715
Bharti Infratel, Ltd.	24,088	121,895
Biocon, Ltd.	2,858	39,998
Bosch, Ltd.	102	31,635
Britannia Industries, Ltd.	5,820	247,507
Cipla, Ltd.	61,879	518,591
Coal India, Ltd.	39,699	175,478
CORE Education & Technologies, Ltd. (a) (c)	9,253	239
DCB Bank, Ltd. (a)	164,248	261,243
Dewan Housing Finance Corp., Ltd.	45,841	164,567
Dr Reddy’s Laboratories, Ltd. ADR (b)	17,343	785,291
Educomp Solutions, Ltd. (a)	20,695	3,125
Eicher Motors, Ltd.	644	206,883
Era Infra Engineering, Ltd. (a) (c)	2,941	65
Fortis Healthcare, Ltd. (a)	32,340	86,175
GAIL India, Ltd.	68,069	440,488
Gammon India, Ltd. (a)	50,890	8,960
Gateway Distriparks, Ltd.	19,350	69,836
Gitanjali Gems, Ltd.	1,763	1,466
Glenmark Pharmaceuticals, Ltd.	5,252	68,751
Godrej Consumer Products, Ltd.	4,985	110,905
Godrej Industries, Ltd.	33,295	210,994
Grasim Industries, Ltd. GDR	200	2,538
GRUH Finance, Ltd.	54,400	259,256
GTL Infrastructure, Ltd. (a)	346,309	22,451
GTL, Ltd. (a)	2,132	525
Gujarat NRE Coke, Ltd. (a)	15,903	715
Gujarat Pipavav Port, Ltd.	3,684	7,138
GVK Power & Infrastructure, Ltd. (a)	155,679	12,386
HCL Technologies, Ltd.	35,856	437,409
HDFC Bank, Ltd.	50,852	903,752
Hero MotoCorp, Ltd.	19,817	888,699
Hindalco Industries, Ltd.	63,070	144,084
Hindustan Construction Co., Ltd. (a)	19,358	11,323
Hindustan Unilever, Ltd.	85,135	1,036,560
Housing Development & Infrastructure, Ltd. (a)	16,359	14,438
Housing Development Finance Corp., Ltd.	129,525	2,409,581
ICICI Bank, Ltd. ADR	177,699	1,330,966
Idea Cellular, Ltd.	27,156	29,669
IDFC Bank, Ltd.	20	18
IDFC, Ltd. (a)	18	14
Indiabulls Housing Finance, Ltd.	10,245	98,155
Indiabulls Real Estate, Ltd. (a)	23,501	24,671
Indian Hotels Co., Ltd.	85,103	123,573
Infosys, Ltd. ADR (b)	183,808	2,725,873
IRB Infrastructure Developers, Ltd.	5,095	14,714
ITC, Ltd.	168,222	598,952
ITC, Ltd. GDR	55,989	199,349
IVRCL, Ltd. (a)	14,391	933
Jain Irrigation Systems, Ltd.	13,489	17,510
Jaiprakash Associates, Ltd. (a)	72,186	8,562
Jet Airways India, Ltd. (a)	17,600	90,139
Jindal Steel & Power, Ltd. (a)	6,668	6,799
Kotak Mahindra Bank, Ltd.	38,003	402,987
Lanco Infratech, Ltd. (a)	33,609	1,783

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Larsen & Toubro, Ltd. GDR	41,374	$823,343
LIC Housing Finance, Ltd.	19,580	161,469
Lupin, Ltd.	11,906	260,846
Magma Fincorp, Ltd.	9,681	14,392
Mahanagar Telephone Nigam, Ltd. (a)	63,625	19,124
Mahindra & Mahindra Financial Services, Ltd.	17,648	70,272
Mahindra & Mahindra, Ltd. GDR	46,606	820,266
Marico, Ltd.	14,177	54,404
Marksans Pharma, Ltd.	13,877	8,148
Maruti Suzuki India, Ltd.	14,093	1,104,588
Mindtree, Ltd.	3,695	28,400
Monnet Ispat & Energy, Ltd. (a)	5,609	1,884
MRF, Ltd.	180	129,704
NCC, Ltd.	22,242	26,414
NTPC, Ltd.	124,368	301,895
Oil & Natural Gas Corp., Ltd.	265,707	749,124
OnMobile Global, Ltd.	4,953	5,977
Opto Circuits India, Ltd. (a)	4,623	651
Page Industries, Ltd.	226	45,456
PS IT Infrastructure & Services, Ltd. (a)	111	152
PTC India, Ltd.	56,944	61,626
Punj Lloyd, Ltd. (a)	9,064	2,504
Rajesh Exports, Ltd.	9,268	62,979
RattanIndia Infrastructure, Ltd. (a)	53,294	2,356
REI Agro, Ltd. (a)	1,316,531	7,759
Reliance Capital, Ltd.	7,834	49,766
Reliance Communications, Ltd. (a)	96,360	48,343
Reliance Industries, Ltd. GDR (d)	64,161	2,041,924
Reliance Infrastructure, Ltd.	23,032	158,546
Rolta India, Ltd. (a)	6,386	5,707
Ruchi Soya Industries, Ltd. (a)	38,035	10,620
SE Investments, Ltd.	10,341	27,647
Sharda Cropchem, Ltd.	2,466	16,140
Shree Renuka Sugars, Ltd. (a)	86,038	17,557
Shriram Transport Finance Co., Ltd.	8,135	102,296
Siemens, Ltd.	20,993	344,110
Sintex Industries, Ltd.	59,137	65,350
State Bank of India GDR	11,152	409,836
Strides Shasun, Ltd.	2,334	36,528
Sun Pharma Advanced Research Co., Ltd. (a)	2,557	11,483
Sun Pharmaceutical Industries, Ltd.	73,535	682,585
Sun TV Network, Ltd.	6,968	50,553
Suzlon Energy, Ltd. (a)	398,686	81,065
Symphony, Ltd.	1,038	17,616
Tata Communications, Ltd.	15,656	144,772
Tata Consultancy Services, Ltd.	42,685	1,487,749
Tata Elxsi, Ltd.	1,333	27,599
Tata Motors, Ltd. ADR	33,589	1,155,126
Tata Power Co., Ltd.	225,943	252,675
Tata Steel, Ltd.	32,668	188,321
Tech Mahindra, Ltd.	30,028	216,306
UltraTech Cement, Ltd.	1,688	80,836
Unitech, Ltd. (a)	132,704	7,821
United Breweries, Ltd.	4,908	56,373
United Spirits, Ltd. (a)	4,388	125,608
UPL, Ltd.	12,911	123,080
Vedanta, Ltd.	42,980	136,881
Videocon Industries, Ltd. (a)	25,243	38,792

VST Industries, Ltd.	1,827	64,746
Welspun India, Ltd.	15,725	15,489
Wipro, Ltd. ADR (b)	73,822	714,597
Wockhardt, Ltd.	2,141	20,749
Zee Entertainment Enterprises, Ltd.	38,426	256,504

		31,758,900

INDONESIA — 3.1%
Alam Sutera Realty Tbk PT (a)	619,700	16,191
Astra International Tbk PT	2,061,088	1,265,949
Bank Central Asia Tbk PT	1,360,287	1,564,999
Bank Danamon Indonesia Tbk PT	414,818	114,231
Bank Mandiri Persero Tbk PT	1,027,449	882,740
Bank Negara Indonesia Persero Tbk PT	166,600	68,322
Bank Rakyat Indonesia Persero Tbk PT	1,031,265	893,674
Barito Pacific Tbk PT (a)	802,700	87,286
Bekasi Fajar Industrial Estate Tbk PT	386,200	7,281
Bumi Resources Tbk PT (a)	1,115,100	23,010
Bumi Serpong Damai Tbk PT	328,000	42,727
Charoen Pokphand Indonesia Tbk PT	358,600	82,247
Ciputra Development Tbk PT	514,052	50,938
Citra Marga Nusaphala Persada Tbk PT (a)	116,913	15,533
Garuda Indonesia Persero Tbk PT (a)	1,099,100	27,574
Global Mediacom Tbk PT	52,900	2,415
Indocement Tunggal Prakarsa Tbk PT	43,400	49,609
Indofood Sukses Makmur Tbk PT	904,551	532,089
Indosat Tbk PT (a)	218,000	104,368
Japfa Comfeed Indonesia Tbk PT	94,500	10,206
Kalbe Farma Tbk PT	4,531,467	509,569
Kawasan Industri Jababeka Tbk PT (a)	420,749	9,119
Lippo Cikarang Tbk PT (a)	15,300	5,735
Lippo Karawaci Tbk PT	1,061,700	56,740
Matahari Putra Prima Tbk PT	53,100	5,833
Mayora Indah Tbk PT	760,075	92,806
Medco Energi Internasional Tbk PT (a)	567,400	55,592
Media Nusantara Citra Tbk PT	70,300	9,158
Modernland Realty Tbk PT (a)	664,300	16,863
Pakuwon Jati Tbk PT	468,000	19,627
Perusahaan Gas Negara Persero Tbk	1,244,300	249,368
Semen Indonesia Persero Tbk PT	70,500	48,012
Sigmagold Inti Perkasa Tbk PT (a) (c)	1,065,400	3,954
Summarecon Agung Tbk PT	361,500	35,553
Telekomunikasi Indonesia Persero Tbk PT	3,149,400	930,385
Tiga Pilar Sejahtera Food Tbk (a)	510,400	73,685
Unilever Indonesia Tbk PT	52,100	150,045
United Tractors Tbk PT	218,815	345,134
XL Axiata Tbk PT (a)	67,125	11,509

		8,470,076

MALAYSIA — 2.8%
Aeon Co. M Bhd	670,890	384,349
AEON Credit Service M Bhd	9,300	29,770
AirAsia Bhd	104,200	53,192
Alliance Financial Group Bhd	400,400	332,030
Axiata Group Bhd	124,523	131,018
Berjaya Sports Toto Bhd	192,514	127,027
Bintulu Port Holdings Bhd (c)	94	132
British American Tobacco Malaysia Bhd	4,200	41,757
Bursa Malaysia Bhd	81,493	160,770

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Capitaland Malaysia Mall Trust REIT	130,700	$44,577
Carlsberg Brewery Malaysia Bhd Class B	204,476	634,486
CIMB Group Holdings Bhd	143,250	144,016
Dialog Group Bhd	1,404,567	482,174
DiGi.Com Bhd	514,800	554,276
Felda Global Ventures Holdings Bhd	36,500	12,612
Genting Bhd	311,000	554,614
Genting Malaysia Bhd	91,100	93,009
Guan Chong Bhd	81,100	19,525
Hap Seng Plantations Holdings Bhd	10,700	6,011
IHH Healthcare Bhd	96,600	136,739
IOI Corp. Bhd	492,060	482,627
IOI Properties Group Bhd	356,250	166,769
Iskandar Waterfront City Bhd (a)	33,200	5,958
KLCCP Stapled Group	51,900	96,025
KNM Group Bhd (a)	422,321	32,008
KPJ Healthcare Bhd	36,820	34,308
Lingkaran Trans Kota Holdings Bhd	33,400	43,779
Magnum Bhd	296,260	143,309
Malayan Banking Bhd	238,959	436,795
Malaysian Resources Corp. Bhd	548,200	162,529
MPHB Capital Bhd (a)	147,530	41,108
Naim Holdings Bhd (a)	87	37
OSK Holdings Bhd	573,906	179,106
Pavilion Real Estate Investment Trust	123,800	52,434
Pos Malaysia Bhd	97,600	85,068
Public Bank Bhd	95,600	420,248
SapuraKencana Petroleum Bhd (a)	51,800	18,706
Sime Darby Bhd	112,724	203,536
SP Setia Bhd Group	30,172	21,052
SP Setia Bhd Group Series RCPs, Preference Shares (a)	10,257	2,378
Sunway Real Estate Investment Trust	128,600	49,307
TA Enterprise Bhd	506,600	50,818
TA Global Bhd	368,956	20,150
Telekom Malaysia Bhd	65,527	86,912
Tenaga Nasional Bhd	99,200	307,374
UEM Edgenta Bhd	66,100	50,835
UEM Sunrise Bhd	410,088	95,986
UMW Holdings Bhd	28,900	29,441
Unisem M Bhd	28,600	15,046
United Plantations Bhd	5,900	35,405
VS Industry Bhd	129,800	40,798
WCT Holdings Bhd	737,195	284,295

		7,636,231

MEXICO — 4.0%
Alfa SAB de CV Class A	389,741	486,195
America Movil SAB de CV Series L	2,216,887	1,402,133
Axtel SAB de CV (a) (b)	157,632	26,933
Cemex SAB de CV Series CPO (a)	1,102,490	885,139
Coca-Cola Femsa SAB de CV Series L	57,633	367,509
Consorcio ARA SAB de CV Series	156,624	49,341
Desarrolladora Homex SAB de CV Class C1 (a)	3,309	180
El Puerto de Liverpool SAB de CV Series C1	32,621	236,802
Fibra Uno Administracion SA de CV REIT	134,150	206,810

Fomento Economico Mexicano SAB de CV	191,382	1,464,709
Grupo Aeroportuario del Sureste SAB de CV Class B	42,369	614,244
Grupo Bimbo SAB de CV Series A	267,913	611,343
Grupo Elektra SAB de CV (b)	4,871	62,276
Grupo Financiero Banorte SAB de CV Series O	150,814	748,891
Grupo Financiero Inbursa SAB de CV Series O (b)	120,891	184,081
Grupo Mexico SAB de CV Series B	298,388	817,321
Grupo Televisa SAB Series CPO	179,278	752,913
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	154,339	208,267
Industrias CH SAB de CV Series B (a) (b)	41,900	269,483
Industrias Penoles SAB de CV	14,528	272,246
Kimberly-Clark de Mexico SAB de CV Class A	238,680	432,605
Sare Holding SAB de CV Class B (a)	175,652	1,219
Telesites SAB de CV (a)	111,846	61,022
TV Azteca SAB de CV	360,327	56,844
Urbi Desarrollos Urbanos SAB de CV (a)	9,741	3,546
Wal-Mart de Mexico SAB de CV	465,997	838,055

		11,060,107

NETHERLANDS — 0.4%
Steinhoff International Holdings NV	199,776	1,041,319
VimpelCom, Ltd. ADR	40,044	154,169

		1,195,488

PERU — 0.9%
Cia de Minas Buenaventura SAA ADR (f)	25,275	285,102
Cia de Minas Buenaventura SAA ADR (f)	5,932	68,218
Credicorp, Ltd.	6,982	1,102,178
Southern Copper Corp. (b)	19,967	637,746
Southern Copper Corp.	4,688	151,376
Volcan Cia Minera SAA Class B	444,672	95,490

		2,340,110

PHILIPPINES — 1.5%
Alliance Global Group, Inc.	194,900	50,104
Ayala Land, Inc.	1,253,980	807,188
Bank of the Philippine Islands	452,217	807,782
BDO Unibank, Inc.	320,234	722,117
Bloomberry Resorts Corp. (a)	76,200	9,427
Cebu Air, Inc.	135,990	254,404
Cebu Holdings, Inc.	691,000	68,110
D&L Industries, Inc.	206,900	47,446
DoubleDragon Properties Corp. (a)	137,140	105,933
East West Banking Corp.	78,000	29,090
Filinvest Land, Inc.	5,769,000	177,552
First Philippine Holdings Corp.	38,080	52,012
Global Ferronickel Holdings, Inc. (a)	146,333	8,419
GMA Holdings, Inc.	334,600	39,375
GT Capital Holdings, Inc.	910	23,248
JG Summit Holdings, Inc.	45,360	61,727
Megawide Construction Corp. (a)	434,988	129,501
Megaworld Corp.	624,300	44,833
Nickel Asia Corp.	52,200	8,379

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

PLDT, Inc.	9,620	$264,145
Puregold Price Club, Inc.	29,800	23,378
San Miguel Corp.	13,200	24,508
SM Investments Corp.	15,570	205,146
SM Prime Holdings, Inc.	291,790	166,402
Top Frontier Investment Holdings, Inc. (a)	1,511	7,963
Universal Robina Corp.	21,790	71,665
Vista Land & Lifescapes, Inc.	99,200	9,878

		4,219,732

POLAND — 1.0%
Asseco Poland SA	8,100	104,706
Bank Pekao SA	14,776	445,301
Bank Zachodni WBK SA	2,185	165,407
Bioton SA (a)	102	200
Eurocash SA	760	7,163
Getin Holding SA (a)	28,998	7,225
Getin Noble Bank SA (a)	26,910	8,510
Globe Trade Centre SA (a)	25,110	49,326
Grupa Lotos SA (a)	15,701	143,872
KGHM Polska Miedz SA	15,827	350,641
LPP SA	43	58,444
mBank SA (a)	2,395	192,349
Orange Polska SA	96,902	127,909
Orbis SA	7,589	132,716
PGE Polska Grupa Energetyczna SA	55,140	138,038
Polimex-Mostostal SA (a)	1,424	1,276
Polski Koncern Naftowy Orlen SA	20,941	427,920
Powszechna Kasa Oszczednosci Bank Polski SA (a)	43,812	295,348
Powszechny Zaklad Ubezpieczen SA	28,179	224,187

		2,880,538

QATAR — 0.8%
Aamal Co. (a)	4,588	17,173
Industries Qatar QSC	4,187	135,105
Mannai Corp. QSC	2,745	60,306
Masraf Al Rayan QSC	29,798	307,685
Mazaya Qatar Real Estate Development QSC (a)	16,285	64,355
Medicare Group	2,226	38,451
National Leasing	23,946	100,745
Ooredoo QSC	7,645	213,726
Qatar Electricity & Water Co. QSC	723	45,071
Qatar Insurance Co. SAQ	6,341	147,667
Qatar National Bank SAQ	17,013	761,086
Qatari Investors Group QSC	7,383	118,610
Vodafone Qatar QSC (a)	29,655	76,308

		2,086,288

RUSSIA — 5.0%
Evraz PLC (a)	18,259	50,042
Gazprom PJSC ADR	462,963	2,337,963
LSR Group PJSC GDR	11,027	38,043
Lukoil PJSC ADR	37,752	2,117,887
Magnit PJSC GDR	12,953	571,875
Mail.Ru Group, Ltd. GDR (a)	3,249	59,619
Mechel PJSC ADR (a)	13,900	79,647
MMC Norilsk Nickel PJSC ADR	55,258	927,782
Mobile TeleSystems PJSC ADR	70,323	640,642
Novatek PJSC GDR (f)	7,296	947,021

Novolipetsk Steel PJSC GDR	2,983	55,484
Novorossiysk Commercial Sea Port PJSC GDR	4,641	37,036
Polymetal International PLC	10,064	106,324
Rosneft Oil Co. PJSC GDR	113,180	735,670
Rostelecom PJSC ADR	8,368	69,090
Sberbank of Russia PJSC ADR	146,504	1,696,322
Severstal PJSC GDR	42,375	644,100
Sistema PJSC FC GDR	12,237	110,133
Surgutneftegas OJSC ADR	163,498	824,847
Tatneft PJSC ADR (f)	11,204	461,829
Tatneft PJSC ADR (f)	12,997	541,845
TMK PAO GDR	1,907	9,726
TMK PJSC GDR	2,287	11,664
VTB Bank PJSC GDR	186,225	444,519
X5 Retail Group NV GDR (a)	3,395	110,168
Yandex NV Class A (a)	9,350	188,215

		13,817,493

SOUTH AFRICA — 7.1%
Adbee Rf, Ltd. (a)	1,451	3,565
Adcock Ingram Holdings, Ltd.	8,214	28,982
Adcorp Holdings, Ltd.	47,423	48,550
African Bank Investments, Ltd. (a) (e)	183,473	—
African Rainbow Minerals, Ltd.	10,113	72,843
Allied Electronics Corp., Ltd. (a)	56,380	33,807
Anglo American Platinum, Ltd. (a)	2,764	53,443
AngloGold Ashanti, Ltd. (a)	24,348	271,665
ArcelorMittal South Africa, Ltd. (a)	14,597	12,275
Aspen Pharmacare Holdings, Ltd.	24,250	502,875
Aveng, Ltd. (a)	54,571	31,685
Barclays Africa Group, Ltd.	32,801	404,622
Barloworld, Ltd.	23,341	201,236
Bid Corp., Ltd.	9,355	167,706
Bidvest Group, Ltd.	34,221	453,569
Coronation Fund Managers, Ltd.	49,305	254,151
Discovery, Ltd.	33,617	281,473
FirstRand, Ltd.	258,816	1,006,307
Foschini Group, Ltd.	22,435	261,066
Gold Fields, Ltd.	54,290	173,053
Grindrod, Ltd.	91,829	90,318
Group Five, Ltd.	26,095	46,866
Growthpoint Properties, Ltd. REIT	72,705	137,648
Harmony Gold Mining Co., Ltd.	21,984	50,688
Impala Platinum Holdings, Ltd. (a)	39,033	121,994
Imperial Holdings, Ltd.	18,021	240,421
Investec, Ltd.	19,893	132,014
Invicta Holdings, Ltd.	37,223	187,000
Kumba Iron Ore, Ltd. (a) (b)	3,872	45,020
Lewis Group, Ltd. (b)	23,589	72,777
Massmart Holdings, Ltd.	15,356	141,668
Mediclinic International PLC	11,960	113,697
MMI Holdings, Ltd.	87,310	150,614
Mr. Price Group, Ltd.	16,006	186,746
MTN Group, Ltd.	98,865	912,161
Murray & Roberts Holdings, Ltd.	65,367	55,066
Naspers, Ltd. Class N	28,404	4,183,416
Nedbank Group, Ltd.	26,532	462,016
Netcare, Ltd.	205,385	478,205
Northam Platinum, Ltd. (a)	27,467	81,346

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

PPC, Ltd.	28,117	$11,370
PSG Group, Ltd.	22,316	356,681
Rand Merchant Investment Holdings, Ltd.	108,336	315,303
Remgro, Ltd.	46,350	756,005
RMB Holdings, Ltd.	88,303	428,762
Sanlam, Ltd.	139,046	639,561
Sappi, Ltd. (a)	27,728	182,386
Sasol, Ltd.	32,636	951,993
Shoprite Holdings, Ltd.	46,551	583,666
Sibanye Gold, Ltd.	61,551	114,280
Standard Bank Group, Ltd.	89,462	992,750
Sun International, Ltd.	16,236	103,293
Telkom SA SOC, Ltd.	26,283	142,207
Tiger Brands, Ltd.	19,190	558,271
Trans Hex Group, Ltd. (a)	104	33
Truworths International, Ltd.	39,484	230,032
Vodacom Group, Ltd.	34,388	383,234
Wilson Bayly Holmes-Ovcon, Ltd.	22,603	254,542
Woolworths Holdings, Ltd.	80,067	415,821
Zambezi Platinum RF, Ltd. Series ZPLP, Preference Shares (a)	7,050	25,932

		19,598,676

TAIWAN — 14.3%
Acer, Inc.	272,701	110,844
Adlink Technology, Inc.	50,665	96,051
Advanced Ceramic X Corp.	4,000	29,477
Advanced Semiconductor Engineering, Inc.	582,184	597,015
Advanced Wireless Semiconductor Co.	13,000	20,693
Advancetek Enterprise Co., Ltd.	266,694	146,467
Advantech Co., Ltd.	5,000	39,483
AGV Products Corp. (a)	486,415	111,986
Airmate Cayman International Co., Ltd. (a)	11,000	8,925
APCB, Inc. (a)	94,000	79,770
Asustek Computer, Inc.	51,340	422,138
AU Optronics Corp. ADR	100,111	354,393
Audix Corp.	60,600	66,938
Bank of Kaohsiung Co., Ltd.	153,390	43,025
Basso Industry Corp.	249,900	724,988
Biostar Microtech International Corp. (a)	189,000	48,849
C Sun Manufacturing, Ltd. (a)	92,000	59,090
Carnival Industrial Corp. (a)	191,000	30,402
Catcher Technology Co., Ltd.	53,000	368,364
Cathay Financial Holding Co., Ltd.	484,541	724,654
Cathay No 1 REIT	133,000	66,647
Center Laboratories, Inc. (a)	59,238	113,223
Chailease Holding Co., Ltd.	50,608	86,521
Champion Building Materials Co., Ltd. (a)	136,000	29,623
Chang Hwa Commercial Bank, Ltd.	769,396	409,418
Chang Wah Electromaterials, Inc.	7,431	30,896
Charoen Pokphand Enterprise	441,060	613,781
Chen Full International Co., Ltd.	12,000	17,891
Cheng Loong Corp.	50,000	20,091
Cheng Shin Rubber Industry Co., Ltd.	38,850	73,291
China Airlines, Ltd.	186,000	53,672
China Chemical & Pharmaceutical Co., Ltd.	145,000	81,883

China Development Financial Holding Corp.	1,165,945	291,586
China Steel Chemical Corp.	56,595	208,967
China Steel Corp.	752,451	575,504
Chipbond Technology Corp.	36,000	51,326
Chlitina Holding, Ltd.	2,000	9,339
Chong Hong Construction Co., Ltd.	7,717	15,229
Chung Hwa Pulp Corp.	187,794	53,665
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	54,000	45,323
Chunghwa Telecom Co., Ltd.	239,457	754,131
CMC Magnetics Corp. (a)	225,933	24,466
Coland Holdings, Ltd.	11,938	18,743
Compal Electronics, Inc.	481,774	275,799
Coxon Precise Industrial Co., Ltd.	10,000	10,270
CTBC Financial Holding Co., Ltd.	1,322,527	724,273
Da-Li Development Co., Ltd.	130,536	78,980
Delta Electronics, Inc.	191,167	946,078
Dimerco Express Corp.	251,000	160,044
E.Sun Financial Holding Co., Ltd.	152,800	86,999
Eclat Textile Co., Ltd.	8,681	90,907
Elan Microelectronics Corp.	2,000	2,150
Elite Advanced Laser Corp.	9,600	38,425
Elite Material Co., Ltd.	13,000	36,303
Elite Semiconductor Memory Technology, Inc.	149,750	154,494
Epistar Corp. (a)	55,180	39,636
Etron Technology, Inc. (a)	12,445	4,827
Eva Airways Corp.	125,021	56,636
Excelsior Medical Co., Ltd.	42,344	59,386
Far Eastern New Century Corp.	525,850	394,848
Feng TAY Enterprise Co., Ltd.	15,747	58,876
Flytech Technology Co., Ltd.	8,854	25,851
Formosa Chemicals & Fibre Corp.	249,243	744,736
Formosa Plastics Corp.	391,714	1,084,144
Founding Construction & Development Co., Ltd.	413,677	205,369
Foxconn Technology Co., Ltd.	131,223	347,306
Fubon Financial Holding Co., Ltd.	614,903	973,038
Fullerton Technology Co., Ltd.	47,000	34,781
Fwusow Industry Co., Ltd.	187,627	92,565
Giant Manufacturing Co., Ltd.	42,302	240,196
Grape King Bio, Ltd.	43,664	253,348
Great Wall Enterprise Co., Ltd.	49,300	44,514
HannStar Display Corp. (a)	129,500	31,582
Himax Technologies, Inc. ADR (b)	4,848	29,282
Hiwin Technologies Corp.	9,361	42,987
Hocheng Corp.	279,000	81,374
Hon Hai Precision Industry Co., Ltd.	984,495	2,572,046
Hong TAI Electric Industrial	181,000	49,590
Hota Industrial Manufacturing Co., Ltd.	9,000	34,906
Hotai Motor Co., Ltd.	42,433	485,829
HTC Corp. (a)	89,198	218,643
Hua Nan Financial Holdings Co., Ltd.	784,984	395,792
Hung Sheng Construction, Ltd.	99,000	57,442
Ibase Technology, Inc.	149,290	289,973
Innolux Corp.	375,820	135,267
Iron Force Industrial Co., Ltd.	6,000	30,252
Janfusun Fancyworld Corp. (a)	562,112	48,138
KEE TAI Properties Co., Ltd.	97,000	29,224

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Kenda Rubber Industrial Co., Ltd.	4,766	$7,187
Kerry TJ Logistics Co., Ltd.	88,000	121,779
Kindom Construction Corp.	56,000	33,969
Kung Long Batteries Industrial Co., Ltd.	9,000	43,982
Kuoyang Construction Co., Ltd.	57,225	21,218
Kwong Fong Industries Corp.	32,974	26,038
Land Mark Optoelectronics Corp.	2,600	21,701
Largan Precision Co., Ltd.	4,000	470,384
Leofoo Development Co., Ltd.	186,645	47,198
Li Cheng Enterprise Co., Ltd.	7,440	24,816
Lite-On Technology Corp.	250,265	377,389
Long Bon International Co., Ltd.	11,000	5,717
Long Chen Paper Co., Ltd.	1,368,932	694,469
Makalot Industrial Co., Ltd.	4,139	15,925
MediaTek, Inc.	88,329	593,355
Medigen Biotechnology Corp. (a)	5,248	12,913
Mega Financial Holding Co., Ltd.	562,333	401,305
Merida Industry Co., Ltd.	2,100	9,383
Merry Electronics Co., Ltd.	13,356	50,351
Mosel Vitelic, Inc. (a)	3,758	338
Namchow Chemical Industrial Co., Ltd.	87,000	164,935
Nan Ya Plastics Corp.	386,486	853,821
Nanya Technology Corp.	3,982	5,968
National Petroleum Co., Ltd.	435,003	537,191
Neo Solar Power Corp. (a)	34,938	16,369
New Era Electronics Co., Ltd.	41,000	27,351
Newmax Technology Co., Ltd. (a)	39,185	25,532
Nexcom International Co., Ltd.	105,638	108,165
Novatek Microelectronics Corp.	48,225	159,358
OBI Pharma, Inc. (a)	3,000	26,529
Pacific Hospital Supply Co., Ltd.	38,000	99,277
Pan Jit International, Inc.	9,000	4,608
Parade Technologies, Ltd.	4,000	39,468
PChome Online, Inc.	3,314	29,100
Pegatron Corp.	89,686	214,274
Phytohealth Corp. (a)	9,000	8,531
Pihsiang Machinery Manufacturing Co., Ltd.	41,000	79,764
Portwell, Inc.	42,000	51,866
Pou Chen Corp.	327,462	408,451
Powertech Technology, Inc.	101,285	273,412
Precision Silicon Corp. (a)	909	550
Promate Electronic Co., Ltd.	91,000	86,118
ProMOS Technologies, Inc. (a) (e)	130,950	—
Quanta Computer, Inc.	335,664	628,023
Radiant Opto-Electronics Corp.	14,000	24,413
Sampo Corp.	327,000	185,674
Sesoda Corp.	133,880	110,705
Shih Wei Navigation Co., Ltd. (a)	177,321	48,582
Shin Kong Financial Holding Co., Ltd. (a)	428,663	105,074
Silicon Motion Technology Corp. ADR	1,336	56,753
Siliconware Precision Industries Co., Ltd.	180,473	267,946
Sinbon Electronics Co., Ltd.	109,068	237,568
Sinon Corp.	182,000	86,400
SinoPac Financial Holdings Co., Ltd.	1,147,273	323,226
Sinphar Pharmaceutical Co., Ltd.	124,524	93,309
Solar Applied Materials Technology Co. (a) (c)	147,250	39,978

Solartech Energy Corp. (a)	10,041	4,704
Stark Technology, Inc.	87,000	74,234
Supreme Electronics Co., Ltd.	240,818	186,055
Ta Ya Electric Wire & Cable (a)	567,000	96,233
Tainan Enterprises Co., Ltd.	57,000	52,616
Taishin Financial Holding Co., Ltd.	1,050,938	384,780
Taisun Enterprise Co., Ltd. (a)	232,000	107,257
Taiwan Acceptance Corp.	9,000	21,558
Taiwan Cement Corp.	429,533	468,463
Taiwan Chinsan Electronic Industrial Co., Ltd.	45,000	83,775
Taiwan Cogeneration Corp.	59,000	40,823
Taiwan Fire & Marine Insurance Co., Ltd.	40,000	23,954
Taiwan FU Hsing Industrial Co., Ltd.	50,000	64,848
Taiwan Land Development Corp.	300,750	94,716
Taiwan Mobile Co., Ltd.	4,000	12,908
Taiwan Paiho, Ltd.	60,433	178,886
Taiwan Pulp & Paper Corp. (a)	455,000	158,118
Taiwan Sakura Corp.	113,200	116,786
Taiwan Semiconductor Manufacturing Co., Ltd.	1,010,500	5,690,706
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,596	1,052,135
Taiwan TEA Corp.	149,913	65,121
Taiwan Union Technology Corp.	189,000	218,445
Taiyen Biotech Co., Ltd.	81,500	74,093
Tatung Co., Ltd. (a)	245,885	72,784
TPK Holding Co., Ltd. (a)	8,000	14,769
Transasia Airways Corp. (a)	361,784	7,858
Tripod Technology Corp.	101,320	228,865
TrueLight Corp.	9,100	16,264
Tung Thih Electronic Co., Ltd.	5,000	44,913
Uni-President Enterprises Corp.	182,993	303,200
United Microelectronics Corp. ADR (b)	366,316	641,053
Unity Opto Technology Co., Ltd.	12,759	5,166
Ve Wong Corp.	89,000	63,514
Visual Photonics Epitaxy Co., Ltd.	136,151	209,112
Wei Chuan Foods Corp. (a)	47,000	25,520
Wei Mon Industry Co., Ltd. (a) (e)	240,450	—
Weikeng Industrial Co., Ltd.	102,526	54,080
Winbond Electronics Corp.	57,000	17,633
Wistron Corp.	237,871	184,147
Zeng Hsing Industrial Co., Ltd.	40,350	200,942
Zenitron Corp.	199,000	104,968

		39,399,582

THAILAND — 3.3%
Advanced Info Service PCL (c)	153,915	631,812
Airports of Thailand PCL (c)	24,500	272,294
Bangkok Dusit Medical Services PCL (c)	70,500	45,477
Bangkok Expressway & Metro PCL (c)	4,578,008	952,407
Bangkok Land PCL (c)	992,800	47,685
Bank of Ayudhya PCL	30,100	33,621
Banpu PCL (c)	358,960	192,458
BEC World PCL (c)	38,200	17,708
Big C Supercenter PCL (c)	300	1,759
BTS Group Holdings PCL (c)	46,500	11,102
Bumrungrad Hospital PCL (c)	10,700	54,082
Central Pattana PCL (c)	74,000	117,787

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Central Plaza Hotel PCL (c)	54,900	$60,940
CH Karnchang PCL (c)	9,448	8,179
Charoen Pokphand Foods PCL (c)	27,900	22,984
CP ALL PCL (c)	256,700	448,018
Electricity Generating PCL (c)	114,474	636,135
IRPC PCL (c)	1,290,258	172,945
Jasmine International PCL (c)	390,241	86,089
Kasikornbank PCL	81,900	405,949
Krung Thai Bank PCL (c)	63,000	31,139
Land & Houses PCL (c)	97,300	26,492
Minor International PCL (c)	12,928	13,177
Pruksa Holding PCL (c)	37,700	23,687
PTT Exploration & Production PCL (c)	162,230	436,035
PTT Global Chemical PCL (c)	32,100	56,472
PTT PCL (c)	81,436	845,958
Quality Houses PCL (c)	348,483	25,107
Sansiri PCL (c)	361,833	16,773
Siam Cement PCL	55,923	777,695
Siam Commercial Bank PCL (c)	165,402	702,060
Siam Future Development PCL (c)	253,913	43,606
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	124,266	58,992
Thai Airways International PCL (a) (c)	89,400	56,670
Thai Beverage PCL	570,000	335,364
Thai Oil PCL (c)	159,295	321,388
Thaicom PCL (c)	56,800	30,771
TICON Industrial Connection PCL (c)	158,480	73,464
Tisco Financial Group PCL NVDR (c)	205,218	345,272
TMB Bank PCL (c)	6,453,717	378,459
Total Access Communication PCL (c)	10,200	10,752
True Corp. PCL (c)	718,510	143,459
TTCL PCL (c)	10,000	5,445
U City PCL (a) (c)	11,807,300	9,892

		8,987,560

TURKEY — 1.3%
Akbank TAS	146,082	324,756
Anadolu Efes Biracilik Ve Malt Sanayii A/S	31,399	157,370
Aselsan Elektronik Sanayi Ve Ticaret A/S	8,673	31,338
BIM Birlesik Magazalar A/S	5,721	79,693
Coca-Cola Icecek A/S	658	6,192
Dogan Sirketler Grubu Holding A/S (a)	210,361	45,450
Eregli Demir ve Celik Fabrikalari TAS	216,011	315,640
Haci Omer Sabanci Holding A/S	77,927	202,704
KOC Holding A/S	116,954	458,826
Migros Ticaret A/S (a)	1,225	6,122
Tupras Turkiye Petrol Rafinerileri A/S	15,970	321,207
Turk Hava Yollari AO (a)	38,365	54,642
Turkcell Iletisim Hizmetleri A/S (a)	67,158	186,147
Turkiye Garanti Bankasi A/S	289,836	627,857
Turkiye Halk Bankasi A/S	14,940	39,669
Turkiye Is Bankasi Class C	182,481	268,721
Turkiye Vakiflar Bankasi TAO Class D	25,505	31,540
Ulker Biskuvi Sanayi A/S	40,328	185,268
Yapi ve Kredi Bankasi A/S (a)	117,392	114,469

		3,457,611

UNITED ARAB EMIRATES — 0.9%
Abu Dhabi Commercial Bank PJSC	131,742	247,494
Agthia Group PJSC	9,305	17,987
Air Arabia PJSC	304,350	110,209
Ajman Bank PJSC (a)	128,509	46,535
Al Waha Capital PJSC	59,463	31,246
Aldar Properties PJSC	255,333	182,833
Arabtec Holding PJSC (a)	162,255	57,871
Bank of Sharjah (a)	56,009	21,654
DAMAC Properties Dubai Co. PJSC	211,603	145,758
Depa, Ltd. (a) (c)	36,714	12,850
Deyaar Development PJSC (a)	200,659	33,763
DP World, Ltd.	10,425	182,542
Dubai Financial Market PJSC	120,945	41,161
Dubai Investments PJSC	97,933	63,459
Emaar Malls PJSC	64,530	46,031
Emaar Properties PJSC	220,477	428,000
Eshraq Properties Co. PJSC (a)	148,329	42,000
First Gulf Bank PJSC	41,861	146,455
Gulf General Investment Co. (a)	122,375	16,926
Gulf Pharmaceutical Industries PSC	22,887	13,522
Invest bank PSC	17,827	10,969
National Bank of Abu Dhabi PJSC	82,297	223,841
National Central Cooling Co. PJSC	229,478	125,582
Orascom Construction, Ltd. (a)	1,044	5,470
RAK Properties PJSC	234,196	42,084
Ras Al Khaimah Ceramics	21,607	14,413
SHUAA Capital PSC (a)	316,263	127,439
Union National Bank PJSC	45,236	55,915
Union Properties PJSC (a)	90,687	27,901

		2,521,910

UNITED KINGDOM — 0.0% (g)
Tiso Blackstar Group SE	195	143

UNITED STATES — 0.0%
GasLog, Ltd.	1,611	25,937

TOTAL COMMON STOCKS (Cost $311,093,833)		274,689,792

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
KNM Group Bhd (expiring 11/15/17) (a)	66,712	520
VS Industry Bhd (expiring 1/6/19) (a)	19,500	1,087

		1,607

SOUTH AFRICA — 0.0% (g)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a)	335	74

TOTAL WARRANTS (Cost $—)		1,681

SHORT-TERM INVESTMENT — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (h) (i) (Cost $3,583,026)		3,583,026

TOTAL INVESTMENTS — 101.0% (Cost $314,676,859)		278,274,499
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(2,677,577)

NET ASSETS — 100.0%		$275,596,922

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $7,453,502 representing 2.7% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

At December 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
MSCI Taiwan Index Futures	01/23/2017	13	446,940	6,297

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$23,074,192	$—	$—		$23,074,192
Chile	4,632,716	778	—		4,633,494
China	78,167,841	—	—		78,167,841
Colombia	1,776,182	—	—		1,776,182
Czech Republic	810,183	—	—		810,183
Egypt	1,051,438	—	—		1,051,438
Greece	549,181	—	—		549,181
Hong Kong	3,383,310	33,363	0	(a)	3,416,673
Hungary	1,754,226	—	—		1,754,226
India	31,758,596	304	—		31,758,900
Indonesia	8,466,122	3,954	—		8,470,076
Malaysia	7,636,099	132	—		7,636,231
Mexico	11,060,107	—	—		11,060,107
Netherlands	1,195,488	—	—		1,195,488
Peru	2,340,110	—	—		2,340,110
Philippines	4,219,732	—	—		4,219,732
Poland	2,880,538	—	—		2,880,538
Qatar	2,086,288	—	—		2,086,288
Russia	13,817,493	—	—		13,817,493
South Africa	19,598,676	—	0	(a)	19,598,676
Taiwan	39,359,604	39,978	0	(a)	39,399,582
Thailand	1,625,417	7,362,143	—		8,987,560
Turkey	3,457,611	—	—		3,457,611
United Arab Emirates	2,509,060	12,850	—		2,521,910
United Kingdom	143	—	—		143
United States	25,937	—	—		25,937
Warrants
Malaysia	1,607	—	—		1,607
South Africa	74	—	—		74
Short-Term Investment	3,583,026	—	—		3,583,026

TOTAL INVESTMENTS	$270,820,997	$7,453,502	$0		$278,274,499

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	6,297	—	—		6,297

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$270,827,294	$7,453,502	$0		$278,280,796

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,745,114	$1,745,114	7,075,600	8,820,714	—	$—	$937
State Street Navigator Securities Lending Government Money Market Portfolio *	3,656,112	3,656,112	44,796,419	44,869,505	3,583,026	3,583,026	13,692

TOTAL		$5,401,226				$3,583,026	$14,629

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 15.3%
Banco Bradesco SA Preference Shares	371,729	$3,312,177
BB Seguridade Participacoes SA	311,296	2,706,756
BR Malls Participacoes SA (a)	677,085	2,485,994
BTG Pactual Group	691,728	3,092,341
CCR SA	2,267,469	11,118,937
CETIP SA — Mercados Organizados	100,405	1,375,876
Cia Energetica de Minas Gerais ADR (b)	2,202,654	5,022,051
Grendene SA	114,489	618,403
Itausa — Investimentos Itau SA Preference Shares	1,308,481	3,328,793
Multiplus SA	128,190	1,331,251
Porto Seguro SA	258,017	2,132,503
Smiles SA	470,256	6,462,823
Transmissora Alianca de Energia Eletrica SA	388,638	2,476,527

		45,464,432

CHILE — 1.6%
Aguas Andinas SA Class A	1,628,506	847,897
Banco de Chile ADR	19,273	1,357,783
Banco Santander Chile	25,836,790	1,437,295
Itau CorpBanca	115,620,748	969,800

		4,612,775

CHINA — 10.2%
Agile Group Holdings, Ltd. (b)	3,017,951	1,537,557
Agricultural Bank of China, Ltd. Class H	5,146,000	2,110,662
Bank of China, Ltd. Class H	4,457,536	1,977,767
China Construction Bank Corp. Class H	3,043,000	2,343,139
China Evergrande Group (b)	3,010,508	1,875,464
China South City Holdings, Ltd. (b)	10,924,000	2,282,541
CIFI Holdings Group Co., Ltd.	3,642,506	981,902
Country Garden Holdings Co., Ltd. (b)	4,373,000	2,447,885
Huaneng Power International, Inc. Class H	10,664,000	7,069,766
Industrial & Commercial Bank of China, Ltd. Class H	3,423,000	2,052,966
Jiangsu Expressway Co., Ltd. Class H	1,606,000	2,029,988
KWG Property Holding, Ltd.	2,398,500	1,361,176
Shenzhen Investment, Ltd.	2,921,716	1,171,980
SOHO China, Ltd.	2,075,500	1,022,605

		30,265,398

CZECH REPUBLIC — 0.5%
Komercni banka A/S	41,593	1,436,875

HONG KONG — 1.2%
Seaspan Corp. (b)	96,292	880,109
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	364,000	70,423
Xinyi Glass Holdings, Ltd.	3,264,000	2,669,078

		3,619,610

INDIA — 0.7%
Indiabulls Housing Finance, Ltd.	62,198	595,907
NMDC, Ltd.	765,024	1,390,953

		1,986,860

INDONESIA — 0.5%
Indocement Tunggal Prakarsa Tbk PT	832,400	951,491
Media Nusantara Citra Tbk PT	3,717,600	484,274

		1,435,765

MALAYSIA — 1.4%
British American Tobacco Malaysia Bhd	98,100	975,314
Malayan Banking Bhd	910,358	1,664,052
Sunway Real Estate Investment Trust	1,365,400	523,515
YTL Corp. Bhd	2,794,300	965,485

		4,128,366

MEXICO — 0.4%
Concentradora Fibra Danhos SA de CV REIT	258,467	393,820
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (a)	682,609	707,741

		1,101,561

POLAND — 1.4%
Bank Handlowy w Warszawie SA	24,042	439,971
Energa SA	600,641	1,309,401
Powszechny Zaklad Ubezpieczen SA	289,391	2,302,344

		4,051,716

RUSSIA — 6.9%
Mobile TeleSystems PJSC ADR	1,065,802	9,709,456
Moscow Exchange MICEX-RTS PJSC (a)	951,060	1,948,276
Novolipetsk Steel PJSC GDR	176,054	3,274,605
Surgutneftegas OJSC Preference Shares	9,765,030	5,122,168
Unipro PJSC	11,593,880	551,544

		20,606,049

SOUTH AFRICA — 16.9%
Barclays Africa Group, Ltd.	228,448	2,818,054
Coronation Fund Managers, Ltd.	837,492	4,316,988
Foschini Group, Ltd.	516,315	6,008,132
Growthpoint Properties, Ltd. REIT	1,069,674	2,025,145
Hyprop Investments, Ltd.	247,379	2,122,123
Liberty Holdings, Ltd.	224,077	1,818,834
MMI Holdings, Ltd.	1,448,057	2,497,965
MTN Group, Ltd.	1,184,844	10,931,756
Nedbank Group, Ltd.	147,610	2,570,411
Redefine Properties, Ltd. REIT	3,919,354	3,207,135
Standard Bank Group, Ltd.	242,591	2,692,006
Vodacom Group, Ltd.	826,193	9,207,445

		50,215,994

SOUTH KOREA — 2.7%
SK Telecom Co., Ltd.	42,606	7,901,759

TAIWAN — 27.8%
Asustek Computer, Inc.	519,000	4,267,430
Cheng Shin Rubber Industry Co., Ltd.	1,955,000	3,688,107
China Development Financial Holding Corp.	8,565,000	2,141,981
Far Eastern New Century Corp.	2,632,615	1,976,769
Far EasTone Telecommunications Co., Ltd.	1,766,000	3,972,664
Fubon Financial Holding Co., Ltd.	1,579,000	2,498,650

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Highwealth Construction Corp.	2,153,000	$3,032,865
Innolux Corp.	16,767,000	6,034,851
Inventec Corp.	4,045,000	2,773,729
MediaTek, Inc.	915,000	6,146,560
Mega Financial Holding Co., Ltd.	2,789,019	1,990,364
Micro-Star International Co., Ltd.	1,946,000	4,443,998
Novatek Microelectronics Corp.	1,409,000	4,656,009
Pegatron Corp.	1,851,000	4,422,321
Realtek Semiconductor Corp.	2,263,000	7,162,059
Ruentex Development Co., Ltd. (a)	1,757,217	2,006,441
Ruentex Industries, Ltd.	1,049,000	1,747,845
Siliconware Precision Industries Co., Ltd.	2,416,000	3,587,005
Taiwan Cement Corp.	3,425,000	3,735,417
Taiwan Mobile Co., Ltd.	1,263,200	4,076,229
Transcend Information, Inc.	264,000	697,906
Vanguard International Semiconductor Corp.	1,828,000	3,187,614
Wan Hai Lines, Ltd.	3,384,000	1,711,477
WPG Holdings, Ltd.	1,497,000	1,765,056
Yulon Nissan Motor Co., Ltd.	105,648	644,135

		82,367,482

THAILAND — 5.1%
Advanced Info Service PCL NVDR (c)	1,896,375	7,784,508
BEC World PCL NVDR	653,300	302,838
BTS Group Holdings PCL NVDR	11,017,009	2,630,386
Krung Thai Bank PCL NVDR	2,899,300	1,433,032
Land & Houses PCL NVDR	5,403,814	1,478,823
Pruksa Holding PCL NVDR	1,648,000	1,035,450
TTW PCL NVDR	1,436,432	429,199

		15,094,236

TURKEY — 7.2%
Eregli Demir ve Celik Fabrikalari TAS	7,746,945	11,320,019
Tofas Turk Otomobil Fabrikasi A/S	490,888	3,438,560
Turkcell Iletisim Hizmetleri A/S (a)	2,384,127	6,608,266

		21,366,845

TOTAL COMMON STOCKS (Cost $303,266,658)		295,655,723

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	76,720	76,720
State Street Navigator Securities Lending Government Money Market Portfolio (e) (f)	1,363,846	1,363,846

TOTAL SHORT-TERM INVESTMENTS (Cost $1,440,566)		1,440,566

TOTAL INVESTMENTS — 100.3%
(Cost $304,707,224)		297,096,289
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(908,730)

NET ASSETS — 100.0%		$296,187,559

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $123 representing 0.0% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$45,464,432	$—	$—	$45,464,432
Chile	4,612,775	—	—	4,612,775
China.	30,265,398	—	—	30,265,398
Czech Republic	1,436,875	—	—	1,436,875
Hong Kong	3,619,610	—	—	3,619,610
India	1,986,860	—	—	1,986,860
Indonesia	1,435,765	—	—	1,435,765
Malaysia	4,128,366	—	—	4,128,366
Mexico	1,101,561	—	—	1,101,561

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Poland	$4,051,716	$—	$—	$4,051,716
Russia	20,606,049	—	—	20,606,049
South Africa	50,215,994	—	—	50,215,994
South Korea	7,901,759	—	—	7,901,759
Taiwan	82,367,482	—	—	82,367,482
Thailand	15,094,113	123	—	15,094,236
Turkey	21,366,845	—	—	21,366,845
Short-Term Investments	1,440,566	—	—	1,440,566

TOTAL INVESTMENTS	$297,096,166	$123	$—	$297,096,289

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	294,049	$294,049	—	294,049	—	$—	$30
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	5,770,579	5,693,859	76,720	76,720	403
State Street Navigator Securities Lending Government Money Market Portfolio *	5,451,073	5,451,073	115,356,136	119,443,363	1,363,846	1,363,846	5,574

TOTAL		$5,745,122				$1,440,566	$6,007

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CYPRUS — 0.2%
Globaltrans Investment PLC GDR	8,804	$55,729

CZECH REPUBLIC — 1.9%
CEZ A/S	15,017	252,062
Komercni banka A/S	8,072	278,856
Moneta Money Bank A/S (a)	32,020	103,492
O2 Czech Republic A/S	4,565	46,295

		680,705

GREECE — 5.3%
Aegean Airlines SA	4,777	31,894
Aegean Marine Petroleum Network, Inc.	3,198	32,460
Alpha Bank AE (a)	136,693	273,936
Athens Water Supply & Sewage Co. SA	4,446	26,167
Costamare, Inc.	2,338	13,093
Diana Shipping, Inc. (a)	7,385	22,303
Ellaktor SA (a)	17,817	20,484
Eurobank Ergasias SA (a)	195,504	133,004
FF Group (a)	3,463	70,239
Fourlis Holdings SA (a)	6,594	28,376
GEK Terna Holding Real Estate Construction SA (a)	12,569	30,226
Grivalia Properties REIC AE	5,571	45,010
Hellenic Exchanges — Athens Stock Exchange SA	6,532	33,690
Hellenic Petroleum SA (a)	8,486	39,562
Hellenic Telecommunications Organization SA	24,160	227,561
JUMBO SA	9,926	157,670
LAMDA Development SA (a)	4,154	21,031
Metka Industrial — Construction SA	4,025	27,085
Motor Oil Hellas Corinth Refineries SA	7,162	98,959
Mytilineos Holdings SA (a)	11,987	77,756
National Bank of Greece SA (a)	281,968	73,757
OPAP SA	21,359	189,239
Public Power Corp. SA (a)	15,824	48,235
StealthGas, Inc. (a)	883	2,984
Terna Energy SA	8,614	25,531
Titan Cement Co. SA	5,231	123,038
Tsakos Energy Navigation, Ltd	7,098	33,290

		1,906,580

HUNGARY — 3.9%
Magyar Telekom Telecommunications PLC	72,887	123,954
MOL Hungarian Oil & Gas PLC	6,249	440,348
OTP Bank PLC	19,252	552,250
Richter Gedeon Nyrt	13,724	291,040

		1,407,592

LUXEMBOURG — 0.0% (b)
O’Key Group SA GDR	4,097	10,652

MONACO — 0.0% (b)
Navios Maritime Holdings, Inc. (a)	4,660	6,571

NETHERLANDS — 0.3%
VimpelCom, Ltd. ADR	23,374	89,990

POLAND — 14.9%
Alior Bank SA (a)	8,191	106,334
AmRest Holdings SE (a)	293	20,777

Asseco Poland SA	12,237	158,184
Bank Handlowy w Warszawie SA	3,300	60,390
Bank Millennium SA (a)	60,006	74,607
Bank Pekao SA	15,103	455,156
Bank Zachodni WBK SA	3,096	234,371
Budimex SA	1,039	49,271
CCC SA	2,224	108,448
CD Projekt SA (a)	6,376	79,733
Ciech SA	2,604	36,375
Cyfrowy Polsat SA (a)	16,914	99,678
Enea SA (a)	12,711	28,928
Energa SA	20,087	43,790
Eurocash SA	7,675	72,332
Getin Noble Bank SA (a)	45,193	14,291
Globe Trade Centre SA (a)	39,471	77,537
Grupa Azoty SA	2,643	39,680
Grupa Kety SA	318	29,558
Grupa Lotos SA (a)	8,646	79,225
ING Bank Slaski SA	2,747	106,213
Inter Cars SA	400	26,596
Jastrzebska Spolka Weglowa SA (a)	1,915	30,691
KGHM Polska Miedz SA	15,933	352,989
KRUK SA	1,506	85,505
LPP SA	146	198,439
Lubelski Wegiel Bogdanka SA (a)	1,384	23,043
mBank SA (a)	1,771	142,234
Netia SA	89,117	98,205
Orange Polska SA	90,037	118,847
PGE Polska Grupa Energetyczna SA	77,692	194,495
Polski Koncern Naftowy Orlen SA	32,972	673,768
Polskie Gornictwo Naftowe i Gazownictwo SA	186,167	251,089
Powszechna Kasa Oszczednosci Bank Polski SA (a)	83,577	563,414
Powszechny Zaklad Ubezpieczen SA	56,707	451,151
Synthos SA	61,723	67,426
Tauron Polska Energia SA (a)	170,653	116,513

		5,369,283

RUSSIA — 57.9%
Aeroflot-Russian Airlines PJSC (a)	54,000	135,620
Alrosa PJSC	266,292	422,926
Bashneft PJSC	2,837	167,077
Bashneft PJSC Preference Shares	3,666	73,658
Etalon Group, Ltd. GDR	10,643	34,004
Evraz PLC (a)	49,849	136,620
Gazprom Neft PJSC ADR	4,929	86,360
Gazprom PJSC ADR	611,782	3,089,499
Inter RAO UES PJSC	2,000,000	125,270
Lenta, Ltd. GDR (a)	14,606	119,769
LSR Group PJSC GDR	21,999	75,897
Lukoil PJSC ADR	44,596	2,501,836
Magnit PJSC GDR	23,456	1,035,582
Mail.Ru Group, Ltd. GDR (a)	10,880	199,648
Mechel PJSC ADR (a)	7,939	45,490
MegaFon PJSC GDR	10,794	102,003
MMC Norilsk Nickel PJSC ADR	66,246	1,112,270
Mobile TeleSystems PJSC ADR	57,245	521,502
Moscow Exchange MICEX-RTS PJSC (a)	138,069	282,839
Novatek PJSC GDR	6,425	833,965

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Novolipetsk Steel PJSC GDR	9,715	$180,699
PhosAgro PJSC GDR	9,769	148,977
PIK Group PJSC GDR (a)	39,362	185,985
Polymetal International PLC	24,375	257,517
QIWI PLC ADR (c)	3,161	40,366
Ros Agro PLC GDR	2,267	30,151
Rosneft Oil Co. PJSC GDR	103,568	673,192
Rostelecom PJSC ADR	22,232	183,612
RusHydro PJSC ADR (d)	5,150	7,493
RusHydro PJSC ADR (d)	93,589	133,832
Sberbank of Russia PJSC (a)	765,590	2,171,087
Sberbank of Russia PJSC ADR	68,373	791,418
Sberbank of Russia PJSC Preference Shares	96,889	206,337
Severstal PJSC GDR	16,181	245,951
Sistema PJSC FC GDR	19,803	178,227
Surgutneftegas OJSC ADR	93,430	471,354
Surgutneftegas OJSC Preference Shares	864,285	453,354
Tatneft PJSC ADR (d)	1,672	68,920
Tatneft PJSC ADR (d)	23,210	967,625
TCS Group Holding PLC GDR	8,427	88,905
TMK PJSC GDR	4,968	25,337
Transneft PJSC Preference Shares	174	564,240
Unipro PJSC	1,001,977	47,666
United Co. RUSAL PLC	119,819	50,690
Uralkali PJSC (a)	44,705	120,837
VTB Bank PJSC GDR	259,351	619,071
X5 Retail Group NV GDR (a)	11,217	363,992
Yandex NV Class A (a)	22,723	457,414

		20,836,084

TURKEY — 14.8%
Akbank TAS	232,137	516,065
Anadolu Efes Biracilik Ve Malt Sanayii A/S	26,081	130,716
Arcelik A/S	27,604	166,365
Aselsan Elektronik Sanayi Ve Ticaret A/S	14,590	52,717
BIM Birlesik Magazalar A/S	20,867	290,676
Coca-Cola Icecek A/S	5,214	49,063
Dogan Sirketler Grubu Holding A/S (a)	204,313	44,143
Dogus Otomotiv Servis ve Ticaret A/S	22,467	56,078
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	218,860	186,034
Enka Insaat ve Sanayi A/S	128,893	197,136
Eregli Demir ve Celik Fabrikalari TAS	213,382	311,799
Ford Otomotiv Sanayi A/S	7,528	65,444
Haci Omer Sabanci Holding A/S	132,203	343,887
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	86,767	28,367
KOC Holding A/S	97,107	380,963
Kombassan Holdings A/S (a)	12,274	5,478
Koza Altin Isletmeleri A/S (a)	3,028	14,066
Petkim Petrokimya Holding A/S	64,194	67,523
TAV Havalimanlari Holding A/S	11,886	47,408
Tekfen Holding A/S	21,779	39,997
Tofas Turk Otomobil Fabrikasi A/S	12,623	88,421
Tupras Turkiye Petrol Rafinerileri A/S	14,750	296,669
Turk Hava Yollari AO (a)	118,865	169,295
Turk Telekomunikasyon A/S	31,790	47,718
Turk Traktor ve Ziraat Makineleri A/S	1,309	27,910

Turkcell Iletisim Hizmetleri A/S (a)	95,308	264,172
Turkiye Garanti Bankasi A/S	245,240	531,251
Turkiye Halk Bankasi A/S	61,286	162,728
Turkiye Is Bankasi Class C	155,531	229,034
Turkiye Sinai Kalkinma Bankasi A/S	92,434	37,051
Turkiye Sise ve Cam Fabrikalari A/S	73,340	79,853
Turkiye Vakiflar Bankasi TAO Class D	106,210	131,343
Ulker Biskuvi Sanayi A/S	17,504	80,414
Vestel Elektronik Sanayi ve Ticaret A/S (a)	24,259	43,793
Yapi ve Kredi Bankasi A/S (a)	113,971	111,133
Yazicilar Holding A/S Class A	10,298	38,497

		5,333,207

UNITED STATES — 0.5%
GasLog, Ltd	3,740	60,214
Luxoft Holding, Inc. (a) (c)	1,962	110,264
Navios Maritime Acquisition Corp.	6,801	11,562

		182,040

TOTAL COMMON STOCKS (Cost $62,760,132)		35,878,433

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f)	8,487	8,487
State Street Navigator Securities Lending Government Money Market Portfolio (f) (g)	31,403	31,403

TOTAL SHORT-TERM INVESTMENTS (Cost $39,890)		39,890

TOTAL INVESTMENTS — 99.8%
(Cost $62,800,022)		35,918,323
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		65,534

NET ASSETS — 100.0%		$35,983,857

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2016.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Cyprus.	$55,729	$—	$—	$55,729
Czech Republic	680,705	—	—	680,705
Greece	1,906,580	—	—	1,906,580
Hungary	1,407,592	—	—	1,407,592
Luxembourg.	10,652	—	—	10,652
Monaco	6,571	—	—	6,571
Netherlands	89,990	—	—	89,990
Poland	5,369,283	—	—	5,369,283
Russia	20,836,084	—	—	20,836,084
Turkey	5,333,207	—	—	5,333,207
United States	182,040	—	—	182,040
Short-Term Investments	39,890	—	—	39,890

TOTAL INVESTMENTS	$35,918,323	$—	$—	$35,918,323

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	470	$470	5	475	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	730,418	721,931	8,487	8,487	84
State Street Navigator Securities Lending Government Money Market Portfolio *	79,890	79,890	4,372,179	4,420,666	31,403	31,403	420

TOTAL		$80,360				$39,890	$504

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BRAZIL — 54.9%
AES Tiete Energia SA	14,574	$62,690
Alpargatas SA Preference Shares	2,484	7,640
Ambev SA ADR	184,219	904,515
Arezzo Industria e Comercio SA	3,031	23,338
B2W Cia Digital (a)	6,208	19,455
Banco Bradesco SA	21,802	195,198
Banco Bradesco SA Preference Shares ADR	126,427	1,101,179
Banco do Brasil SA	29,417	253,886
Banco do Brasil SA ADR	16,728	139,177
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	7,500	23,781
Banco Santander Brasil SA ADR (b)	18,724	166,456
BB Seguridade Participacoes SA	27,875	242,376
BM&FBovespa SA	74,207	376,199
BR Malls Participacoes SA (a)	20,901	76,740
BR Properties SA	2,370	5,461
Bradespar SA Preference Shares	15,411	70,315
Braskem SA Preference Shares ADR (b)	4,402	93,366
BRF SA	10,368	153,703
BRF SA ADR	19,404	286,403
BTG Pactual Group	11,685	52,237
CCR SA	43,193	211,805
Centrais Eletricas Brasileiras SA (a)	2,373	16,631
Centrais Eletricas Brasileiras SA ADR (a) (b)	17,266	119,826
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	4,300	34,205
CETIP SA — Mercados Organizados	10,120	138,677
Cia Brasileira de Distribuicao ADR (b)	7,514	124,357
Cia de Saneamento Basico do Estado de Sao Paulo	22,177	196,170
Cia de Saneamento de Minas Gerais-COPASA	3,982	44,656
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	1,628	32,448
Cia Energetica de Minas Gerais ADR	41,366	94,314
Cia Energetica de Sao Paulo Class B, Preference Shares	15,268	63,282
Cia Hering	6,165	28,640
Cia Paranaense de Energia Preference Shares	8,355	70,235
Cia Siderurgica Nacional SA ADR (a) (b)	30,713	99,203
Cielo SA	38,744	332,003
Cosan Logistica SA (a)	3,423	5,248
Cosan SA Industria e Comercio	9,898	116,020
Cosan, Ltd.	6,933	52,934
CPFL Energia SA ADR (b)	13,839	213,121
CVC Brasil Operadora e Agencia de Viagens SA	3,623	26,382
Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,741	65,447
Dimed SA Distribuidora da Medicamentos	100	20,555
Duratex SA (a)	31,100	64,977
EDP — Energias do Brasil SA	3,936	16,205
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	2,736	9,491

Embraer SA	29,559	145,311
Engie Brasil Energia SA	8,384	94,236
Equatorial Energia SA	7,173	119,892
Estacio Participacoes SA	12,939	62,813
Fibria Celulose SA ADR (b)	10,644	102,289
Fleury SA	2,308	25,280
Gafisa SA	14,598	8,342
Gerdau SA ADR (b)	28,581	89,744
Gerdau SA Preference Shares	5,560	18,450
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	9,475	13,450
GP Investments, Ltd. (a)	5,113	10,934
Hypermarcas SA	15,071	120,996
Iguatemi Empresa de Shopping Centers SA	2,900	23,763
Itau Unibanco Holding SA Preference Shares ADR	148,109	1,522,561
Itausa — Investimentos Itau SA	42,474	104,792
Itausa — Investimentos Itau SA Preference Shares	162,381	413,099
JBS SA	33,163	116,158
Kepler Weber SA	3,580	19,799
Klabin SA	25,576	139,247
Kroton Educacional SA	61,041	250,000
Linx SA	6,489	34,591
Localiza Rent a Car SA	6,268	65,902
Lojas Americanas SA Preference Shares	32,753	171,076
Lojas Renner SA	35,994	256,239
M Dias Branco SA	1,866	65,938
Marcopolo SA Preference Shares	26,200	22,057
Marfrig Global Foods SA (a)	7,353	14,933
Metalurgica Gerdau SA Preference Shares (a)	32,970	48,624
Minerva SA (a)	2,561	9,560
MRV Engenharia e Participacoes SA	12,340	41,478
Multiplan Empreendimentos Imobiliarios SA	3,826	69,803
Multiplus SA	1,026	10,655
Natura Cosmeticos SA	10,292	72,794
Odontoprev SA	11,243	43,525
Oi SA (a)	24	19
Oi SA ADR (a)	231	147
Ouro Fino Saude Animal Participacoes SA	1,044	8,981
Petroleo Brasileiro SA ADR (a)	53,881	544,737
Petroleo Brasileiro SA Preference Shares ADR (a)	94,655	833,911
Porto Seguro SA	3,848	31,804
Prumo Logistica SA (a)	7,519	17,673
Qualicorp SA	6,815	40,307
Raia Drogasil SA	8,674	163,076
Rumo Logistica Operadora Multimodal SA (a)	8,128	15,333
Sao Martinho SA	4,620	27,680
Smiles SA	2,934	40,323
Sul America SA	5,557	30,733
Suzano Papel e Celulose SA Class A, Preference Shares	20,252	88,358
Telefonica Brasil SA Preference Shares	20,019	271,127

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Tim Participacoes SA	10,552	$25,386
Tim Participacoes SA ADR	6,865	81,007
TOTVS SA	6,406	47,316
Transmissora Alianca de Energia Eletrica SA	4,959	31,600
Ultrapar Participacoes SA ADR	20,379	422,660
Usinas Siderurgicas de Minas Gerais SA ADR (b)	20,678	25,848
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares (a)	9,212	11,605
Vale SA ADR	47,907	365,051
Vale SA Preference Shares ADR	94,356	650,113
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,026	7,764
WEG SA	25,092	119,497

		14,681,334

CHILE — 10.6%
Aguas Andinas SA Class A	24,365	12,686
AntarChile SA	11,127	111,306
Banco de Chile ADR	2,682	188,947
Banco de Credito e Inversiones	4,791	242,445
Banco Santander Chile ADR	3,073	67,206
Banmedica SA	11,902	22,962
CAP SA	7,675	54,623
Cencosud SA	72,958	204,773
Cia Cervecerias Unidas SA	5,130	53,576
Coca-Cola Embonor SA Class B, Preference Shares	5,682	11,419
Colbun SA	70,804	13,931
Embotelladora Andina SA Class B, Preference Shares	13,372	49,736
Embotelladora Andina SA Preference Shares	3,252	11,114
Empresa Nacional de Telecomunicaciones SA (a)	954	10,123
Empresas CMPC SA	83,933	171,604
Empresas COPEC SA	30,771	294,872
Enel Americas SA ADR	33,799	277,492
Enel Chile SA ADR	21,715	98,803
Enel Generacion Chile SA ADR	7,193	139,832
Engie Energia Chile SA	3,392	5,368
Forus SA	2,826	9,514
Grupo Security SA	56,327	19,005
Inversiones Aguas Metropolitanas SA	6,124	8,833
Latam Airlines Group SA ADR (a) (b)	17,483	143,011
Parque Arauco SA	4,823	11,014
Ripley Corp. SA	43,405	25,878
SACI Falabella	53,151	420,543
Sigdo Koppers SA	8,526	10,693
Sociedad Matriz SAAM SA	69,198	5,332
Sociedad Quimica y Minera de Chile SA ADR	3,293	94,344
SONDA SA	15,970	28,355
Vina Concha y Toro SA	12,770	20,494

		2,839,834

COLOMBIA — 4.9%
Almacenes Exito SA	10,127	50,264
Banco Davivienda SA Preference Shares	5,826	58,221

Banco de Bogota SA	3,497	70,126
Bancolombia SA	10,237	86,002
Bancolombia SA ADR	5,826	213,698
Celsia SA ESP	10,626	14,247
Cementos Argos SA	13,309	52,580
Cemex Latam Holdings SA (a)	5,479	20,624
Corp. Financiera Colombiana SA	4,208	51,976
Ecopetrol SA ADR (a)	9,313	84,283
Empresa de Energia de Bogota SA ESP	88,125	53,133
Empresa de Telecomunicaciones de Bogota	50,202	10,034
Grupo Argos SA	14,920	95,822
Grupo Argos SA Preference Shares	4,526	27,349
Grupo Aval Acciones y Valores SA Preference Shares	217,409	87,992
Grupo de Inversiones Suramericana SA	10,867	138,281
Grupo de Inversiones Suramericana SA Preference Shares	3,491	43,027
Grupo Nutresa SA	12,223	101,383
Interconexion Electrica SA ESP	15,515	51,579
Odinsa SA (a)	750	2,328

		1,312,949

LUXEMBOURG — 0.1%
Ternium SA ADR	1,436	34,679

MEXICO — 24.7%
Alfa SAB de CV Class A	171,023	213,348
Alsea SAB de CV	19,335	55,683
America Movil SAB de CV Series L	1,086,470	687,169
Arca Continental SAB de CV	13,445	70,529
Asesor de Activos Prisma SAPI de CV (a)	17,784	9,850
Axtel SAB de CV (a) (b)	42,321	7,231
Banregio Grupo Financiero SAB de CV	1,735	9,725
Bolsa Mexicana de Valores SAB de CV	5,585	7,398
Cemex SAB de CV Series CPO (a)	601,202	482,677
Coca-Cola Femsa SAB de CV Series L	20,454	130,429
Concentradora Fibra Danhos SA de CV REIT	32,836	50,031
Concentradora Fibra Hotelera Mexicana SA de CV	17,442	11,878
Concentradora Hipotecaria SAPI de CV REIT	22,787	25,705
Consorcio ARA SAB de CV Series	12,905	4,065
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	28,738	43,257
Corp. Inmobiliaria Vesta SAB de CV	10,772	13,030
El Puerto de Liverpool SAB de CV Series C1	12,600	91,466
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	14,877	9,265
Fibra Uno Administracion SA de CV REIT	84,909	130,899
Fomento Economico Mexicano SAB de CV	92,125	705,063
Genomma Lab Internacional SAB de CV Class B (a)	33,979	35,494
Gentera SAB de CV	30,361	49,193
Gruma SAB de CV Class B	10,843	138,475
Grupo Aeromexico SAB de CV (a) (b)	18,057	34,271

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Grupo Aeroportuario del Centro Norte SAB de CV	5,557	$24,109
Grupo Aeroportuario del Pacifico SAB de CV Class B	13,407	110,945
Grupo Aeroportuario del Sureste SAB de CV Class B	15,293	221,710
Grupo Bimbo SAB de CV Series A	48,209	110,007
Grupo Carso SAB de CV Series A1	26,392	107,136
Grupo Comercial Chedraui SA de CV	3,163	5,699
Grupo Elektra SAB de CV	3,103	39,672
Grupo Financiero Banorte SAB de CV Series O	113,694	564,565
Grupo Financiero Inbursa SAB de CV Series O (b)	136,939	208,518
Grupo Financiero Santander Mexico SAB de CV Class B	61,361	88,848
Grupo GICSA SA de CV (a)	38,046	18,652
Grupo Herdez SAB de CV	7,353	13,441
Grupo Industrial Maseca SAB de CV Class B	6,327	7,368
Grupo Lala SAB de CV	11,179	16,393
Grupo Mexico SAB de CV Series B	156,329	428,204
Grupo Rotoplas SAB de CV (b)	2,801	3,621
Grupo Televisa SAB ADR	713	14,895
Grupo Televisa SAB Series CPO	88,922	373,445
Hoteles City Express SAB de CV (a)	13,081	10,883
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	43,194	58,287
Industrias Bachoco SAB de CV Series B	2,394	9,848
Industrias Penoles SAB de CV	4,356	81,629
Infraestructura Energetica Nova SAB de CV	3,452	15,136
Kimberly-Clark de Mexico SAB de CV Class A	85,344	154,685
La Comer SAB de CV (a) (b)	17,884	13,586
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (a)	14,790	15,334
Medica Sur SAB de CV Series B	6,412	13,165
Megacable Holdings SAB de CV	8,945	30,137
Mexichem SAB de CV	38,850	88,820
Minera Frisco SAB de CV (a)	31,399	23,807
Nemak SAB de CV (b) (c)	76,861	69,095
OHL Mexico SAB de CV	20,308	20,099
PLA Administradora Industrial S de RL de CV (a)	15,556	19,723
Prologis Property Mexico SA de CV REIT	3,101	4,471
Promotora y Operadora de Infraestructura SAB de CV	11,260	94,544
Telesites SAB de CV (a)	48,466	26,443
TV Azteca SAB de CV	162,952	25,707
Unifin Financiera SAPI de CV SOFOM ENR (b)	3,848	9,601
Vitro SAB de CV Series A	8,990	28,120
Wal-Mart de Mexico SAB de CV	233,716	420,318

		6,606,797

PERU — 4.3%
Alicorp SAA	33,725	73,428
Cementos Pacasmayo SAA	4,032	7,576

Cia de Minas Buenaventura SAA ADR	8,519	96,094
Cia Minera Milpo SAA	47,655	48,610
Credicorp, Ltd.	2,878	454,321
Ferreycorp SAA	28,877	14,555
Grana y Montero SAA	12,703	17,807
InRetail Peru Corp. (a) (c)	2,515	48,741
Intercorp Financial Services, Inc. Series INC	1,865	59,680
Southern Copper Corp. (b)	8,983	286,917
Volcan Cia Minera SAA Class B	152,696	32,790

		1,140,519

TOTAL COMMON STOCKS (Cost $46,444,094)		26,616,112

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	10,955	10,955
State Street Navigator Securities Lending Government Money Market Portfolio (e) (f)	677,931	677,931

TOTAL SHORT-TERM INVESTMENTS (Cost $688,886)		688,886

TOTAL INVESTMENTS — 102.1% (Cost $47,132,980)		27,304,998
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(563,841)

NET ASSETS — 100.0%		$26,741,157

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$14,681,334	$—	$—	$14,681,334
Chile	2,839,834	—	—	2,839,834
Colombia	1,312,949	—	—	1,312,949
Luxembourg.	34,679	—	—	34,679
Mexico	6,606,797	—	—	6,606,797
Peru	1,140,519	—	—	1,140,519
Short-Term Investments	688,886	—	—	688,886

TOTAL INVESTMENTS	$27,304,998	$—	$—	$27,304,998

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45,840	$45,840	19	45,859	—	$—	$1
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	172,121	161,166	10,955	10,955	38
State Street Navigator Securities Lending Government Money Market Portfolio *	1,152,332	1,152,332	3,247,150	3,721,550	677,931	677,931	2,003

TOTAL		$1,198,172				$688,886	$2,042

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
EGYPT — 2.5%
Arab Cotton Ginning	20,497	$5,404
Commercial International Bank Egypt SAE	77,145	310,963
Eastern Tobacco	2,042	31,298
Egypt Kuwait Holding Co. SAE	66,180	38,384
Egyptian Financial Group-Hermes Holding Co. (a)	38,857	54,717
ElSewedy Electric Co.	7,416	30,331
Ezz Steel (a)	20,799	20,374
Global Telecom Holding SAE GDR (a)	40,547	75,417
Juhayna Food Industries	55,409	18,918
Palm Hills Developments SAE	93,216	15,939
Sidi Kerir Petrochemicals Co.	14,896	14,083
Six of October Development & Investment (a)	33,784	28,063
Talaat Moustafa Group	108,031	54,403
Telecom Egypt Co.	33,172	21,499

		719,793

NETHERLANDS — 4.1%
Steinhoff International Holdings NV	223,638	1,165,698

QATAR — 9.9%
Aamal Co. (a)	11,933	44,666
Al Khalij Commercial Bank PQSC	6,995	32,656
Al Meera Consumer Goods Co. QSC	540	26,026
Barwa Real Estate Co.	7,568	69,104
Commercial Bank QSC	11,604	103,567
Doha Bank QSC	7,245	69,438
Gulf International Services QSC	3,614	30,866
Industries Qatar QSC	9,096	293,508
Mannai Corp. QSC	267	5,866
Masraf Al Rayan QSC	25,985	268,313
Medicare Group	546	9,431
Ooredoo QSC	8,414	235,224
Qatar Electricity & Water Co. QSC	2,140	133,405
Qatar First Bank (a)	8,322	23,539
Qatar Gas Transport Co., Ltd.	15,424	97,803
Qatar Industrial Manufacturing Co. QSC	2,142	26,176
Qatar Insurance Co. SAQ	7,969	185,580
Qatar International Islamic Bank QSC	2,944	50,773
Qatar Islamic Bank SAQ	4,595	131,109
Qatar National Bank SAQ	14,855	664,547
Qatar National Cement Co. QSC	1,155	27,278
Qatar Navigation QSC	3,241	85,088
Qatari Investors Group QSC	2,899	46,573
Salam International Investment, Ltd. QSC	4,975	15,097
United Development Co. QSC	11,381	64,541
Vodafone Qatar QSC (a)	31,342	80,649

		2,820,823

SOUTH AFRICA — 71.9%
Adcock Ingram Holdings, Ltd.	11,596	40,915
Adcorp Holdings, Ltd.	5,759	5,896
Advtech, Ltd.	30,827	38,706
AECI, Ltd.	9,641	71,276
African Bank Investments, Ltd. (a) (b)	258,160	—
African Oxygen, Ltd.	10,592	14,716
African Rainbow Minerals, Ltd.	7,952	57,278
Afrimat, Ltd.	10,194	21,037

Alexander Forbes Group Holdings, Ltd.	43,833	25,482
Allied Electronics Corp., Ltd. (a)	21,786	13,064
Anglo American Platinum, Ltd. (a)	4,577	88,498
AngloGold Ashanti, Ltd. (a)	28,084	313,350
ArcelorMittal South Africa, Ltd. (a)	21,870	18,392
Arrowhead Properties, Ltd. Class A	48,826	31,063
Ascendis Health, Ltd.	20,575	38,367
Aspen Pharmacare Holdings, Ltd.	20,660	428,429
Assore, Ltd.	2,475	42,879
Astral Foods, Ltd.	4,298	40,623
Attacq, Ltd. (a)	52,451	64,782
Aveng, Ltd. (a)	39,681	23,040
AVI, Ltd.	20,286	135,527
Balwin Properties, Ltd.	19,532	10,669
Barclays Africa Group, Ltd.	22,770	280,883
Barloworld, Ltd.	13,729	118,366
Bid Corp., Ltd.	19,988	358,322
Bidvest Group, Ltd.	19,988	264,923
Blue Label Telecoms, Ltd.	25,675	34,171
Brait SE (a)	19,934	127,636
Capevin Holdings, Ltd.	32,914	22,384
Capitec Bank Holdings, Ltd.	4,215	214,218
Cashbuild, Ltd.	1,406	35,368
City Lodge Hotels, Ltd.	2,634	28,484
Clicks Group, Ltd.	16,273	137,443
Clover Industries, Ltd.	10,746	14,891
Consolidated Infrastructure Group, Ltd. (a)	2,902	5,089
Coronation Fund Managers, Ltd.	21,767	112,201
Curro Holdings, Ltd. (a)	9,083	33,343
DataTec, Ltd.	14,715	53,243
Delta Property Fund, Ltd. REIT	22,743	12,972
Discovery, Ltd.	28,200	236,117
Distell Group, Ltd.	2,512	26,635
Emira Property Fund, Ltd.	22,713	23,734
EOH Holdings, Ltd.	6,918	82,783
Exxaro Resources, Ltd.	10,583	69,263
Famous Brands, Ltd.	4,398	50,335
FirstRand, Ltd.	228,815	889,659
Foschini Group, Ltd.	12,661	147,330
Gold Fields, Ltd.	51,244	163,344
Grindrod, Ltd.	38,925	38,285
Group Five, Ltd.	10,925	19,621
Growthpoint Properties, Ltd. REIT	165,214	312,789
Harmony Gold Mining Co., Ltd.	27,633	63,712
Hosken Consolidated Investments, Ltd.	4,627	45,881
Hudaco Industries, Ltd.	2,479	20,709
Hyprop Investments, Ltd.	13,856	118,863
Impala Platinum Holdings, Ltd. (a)	42,780	133,705
Imperial Holdings, Ltd.	13,259	176,890
Investec, Ltd.	17,527	116,313
Invicta Holdings, Ltd.	1,412	7,094
Italtile, Ltd.	20,548	20,931
JSE, Ltd.	5,935	71,294
KAP Industrial Holdings, Ltd.	51,931	28,405
Kumba Iron Ore, Ltd. (a) (c)	3,771	43,846
Lewis Group, Ltd. (c)	8,844	27,285
Liberty Holdings, Ltd.	7,109	57,704
Life Healthcare Group Holdings, Ltd.	74,912	178,584
Massmart Holdings, Ltd.	6,516	60,114

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Mediclinic International PLC	24,105	$229,152
Metair Investments, Ltd.	3,314	5,331
MMI Holdings, Ltd.	63,492	109,527
Mondi, Ltd.	8,743	179,009
Mpact, Ltd.	14,114	29,157
Mr. Price Group, Ltd.	16,964	197,924
MTN Group, Ltd.	107,475	991,599
Murray & Roberts Holdings, Ltd.	42,276	35,614
Nampak, Ltd.	40,145	54,486
Naspers, Ltd. Class N	30,193	4,446,904
Nedbank Group, Ltd.	13,495	234,996
Netcare, Ltd.	111,187	258,881
Northam Platinum, Ltd. (a)	22,455	66,503
Oceana Group, Ltd.	3,178	27,887
Octodec Investments, Ltd.	7,199	11,608
Omnia Holdings, Ltd.	4,962	67,128
Peregrine Holdings, Ltd.	5,077	11,142
Pick n Pay Stores, Ltd.	24,729	115,227
Pioneer Foods Group, Ltd.	9,093	102,380
PPC, Ltd.	38,575	15,599
PSG Group, Ltd.	5,305	84,791
Rand Merchant Investment Holdings, Ltd.	55,497	161,520
Raubex Group, Ltd.	13,518	24,318
Redefine Properties, Ltd. REIT	314,207	257,110
Remgro, Ltd.	34,822	567,974
Resilient REIT, Ltd.	24,698	206,632
Reunert, Ltd.	11,425	56,887
Rhodes Food Group Pty, Ltd. (c)	4,827	9,513
RMB Holdings, Ltd.	55,822	271,048
Royal Bafokeng Platinum, Ltd. (a)	1,681	4,377
SA Corporate Real Estate, Ltd.	111,118	45,666
Sanlam, Ltd.	111,870	514,561
Santam, Ltd.	991	16,957
Sappi, Ltd. (a)	34,176	224,799
Sasol, Ltd.	35,277	1,029,031
Shoprite Holdings, Ltd.	26,730	335,146
Sibanye Gold, Ltd.	44,387	82,412
SPAR Group, Ltd.	11,145	161,841
Standard Bank Group, Ltd.	84,749	940,450
Sun International, Ltd.	8,257	52,531
Super Group, Ltd. (a)	13,760	38,870
Telkom SA SOC, Ltd.	21,697	117,394
Tiger Brands, Ltd. (c)	12,893	375,080
Tongaat Hulett, Ltd.	8,851	84,652
Transaction Capital, Ltd.	11,500	12,160
Trencor, Ltd.	9,543	19,888
Truworths International, Ltd.	27,902	162,556
Tsogo Sun Holdings, Ltd.	29,924	60,395
Vodacom Group, Ltd.	35,781	398,759
Vukile Property Fund, Ltd. REIT	19,555	26,712
Wilson Bayly Holmes-Ovcon, Ltd.	3,334	37,546
Woolworths Holdings, Ltd.	57,869	300,538
Zeder Investments, Ltd.	38,275	19,732

		20,501,051

UNITED ARAB EMIRATES — 11.6%
Abu Dhabi Commercial Bank PJSC	129,751	243,753
Agthia Group PJSC	12,016	23,228
Air Arabia PJSC	177,883	64,414
Ajman Bank PJSC (a)	31,498	11,406

Al Waha Capital PJSC	74,120	38,948
Aldar Properties PJSC	244,657	175,188
Arabtec Holding PJSC (a)	175,915	62,743
Bank of Sharjah (a)	21,577	8,342
DAMAC Properties Dubai Co. PJSC	117,728	81,095
Dana Gas PJSC (a)	265,336	39,010
Deyaar Development PJSC (a)	112,263	18,889
DP World, Ltd.	11,985	209,857
Dubai Financial Market PJSC	124,465	42,359
Dubai Investments PJSC	110,256	71,445
Dubai Islamic Bank PJSC	96,113	145,757
DXB Entertainments PJSC (a)	213,989	75,740
Emaar Malls PJSC	146,779	104,702
Emaar Properties PJSC	247,619	480,689
Emirates Telecommunications Group Co. PJSC	121,035	619,526
Eshraq Properties Co. PJSC (a)	88,540	25,071
First Gulf Bank PJSC	81,228	284,184
National Bank of Abu Dhabi PJSC	94,038	255,776
National Bank of Ras Al-Khaimah PSC	43,496	58,620
Orascom Construction, Ltd. (a)	2,551	13,367
RAK Properties PJSC	76,164	13,686
Ras Al Khaimah Ceramics	28,686	19,135
Union National Bank PJSC	85,614	105,826
Union Properties PJSC (a)	77,169	23,742

		3,316,498

UNITED KINGDOM — 0.0% (d)
Pan African Resources PLC	68,312	12,888

TOTAL COMMON STOCKS (Cost $37,081,702)		28,536,751

WARRANTS — 0.0% (d)
SOUTH AFRICA — 0.0% (d)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a) (Cost $0)	888	195

RIGHTS — 0.0% (d)
QATAR — 0.0% (d)
Commercial Bank QSC (expiring 1/22/17) (a) (f) (Cost $0)	2,089	4,016

SHORT-TERM INVESTMENT — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (g) (h) (Cost $342,569)		342,569

TOTAL INVESTMENTS — 101.2% (Cost $37,424,271)		28,883,531

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(352,645)

NET ASSETS — 100.0%		$28,530,886

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $ 0, representing 0.0% of the Fund’s net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2016.
(d)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $4,016 representing 0.0% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Egypt	$719,793	$—	$—		$719,793
Netherlands	1,165,698	—	—		1,165,698
Qatar	2,820,823	—	—		2,820,823
South Africa	20,501,051	—	0	(a)	20,501,051
United Arab Emirates	3,316,498	—	—		3,316,498
United Kingdom	12,888	—	—		12,888
Warrants
South Africa	195	—	—		195
Rights
Qatar	—	4,016	—		4,016
Short-Term Investment	342,569	—	—		342,569

TOTAL INVESTMENTS	$28,879,515	$4,016	$0		$28,883,531

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	52,544	$52,544	—	52,544	—	$—	$1
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	471,981	471,981	—	—	56
State Street Navigator Securities Lending Government Money Market Portfolio *	846,193	846,193	16,726,368	17,229,992	342,569	342,569	989

TOTAL		$898,737				$342,569	$1,046

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 6.1%
Abacus Property Group	9,277	$20,287
AGL Energy, Ltd.	22,913	366,502
Alumina, Ltd. (a)	225,495	298,804
Amcor, Ltd.	62,564	677,274
AMP, Ltd.	126,782	462,686
Ansell, Ltd.	19,974	357,385
APA Group	88,091	546,652
Aristocrat Leisure, Ltd.	40,531	454,902
Arrium, Ltd. (a) (b) (c)	163,093	2,598
Australia & New Zealand Banking Group, Ltd.	93,947	2,069,382
BHP Billiton PLC	64,168	1,035,913
BHP Billiton, Ltd.	107,274	1,946,588
Billabong International, Ltd. (b)	19,627	17,836
BlueScope Steel, Ltd.	28,839	193,788
Brambles, Ltd.	91,214	818,996
BWP Trust	139,060	301,073
Caltex Australia, Ltd.	9,194	202,784
carsales.com, Ltd.	12,363	101,606
Challenger, Ltd.	22,660	184,427
Coca-Cola Amatil, Ltd.	21,508	157,608
Cochlear, Ltd.	1,890	167,716
Commonwealth Bank of Australia	57,316	3,420,222
Computershare, Ltd.	58,483	527,650
CSL, Ltd.	20,132	1,463,735
CSR, Ltd.	81,436	272,431
Dexus Property Group REIT	15,956	111,147
DUET Group	58,497	116,060
Fairfax Media, Ltd.	83,689	53,933
Fortescue Metals Group, Ltd. (a)	58,354	248,877
Goodman Group	60,153	310,560
GPT Group	60,077	218,814
GWA Group, Ltd.	74,709	160,126
Harvey Norman Holdings, Ltd.	19,952	74,259
Healthscope, Ltd.	70,559	117,000
Iluka Resources, Ltd.	18,030	94,914
Incitec Pivot, Ltd.	57,049	148,713
Infigen Energy (a) (b)	53,458	34,838
Ingenia Communities Group	48,051	93,595
Insurance Australia Group, Ltd.	144,962	628,752
LendLease Group	56,981	603,220
Macquarie Group, Ltd.	15,315	966,125
Medibank Pvt, Ltd.	93,764	191,462
Mirvac Group REIT	61,373	94,657
National Australia Bank, Ltd.	83,557	1,855,646
Newcrest Mining, Ltd.	29,643	434,656
Oil Search, Ltd.	39,822	206,748
Orica, Ltd.	10,396	133,090
Origin Energy, Ltd.	76,675	365,879
Orora, Ltd.	64,200	138,997
OZ Minerals, Ltd.	16,313	93,198
Perpetual, Ltd.	10,344	365,217
QBE Insurance Group, Ltd.	46,020	413,873
Ramsay Health Care, Ltd.	4,386	216,914
REA Group, Ltd.	1,792	71,666
Santos, Ltd.	85,439	248,703
Scentre Group REIT	177,985	597,998

SEEK, Ltd.	12,064	129,985
Sonic Healthcare, Ltd.	13,727	212,710
South32, Ltd. (d)	64,168	128,052
South32, Ltd. (d)	107,723	214,506
Stockland REIT	80,357	266,494
Suncorp Group, Ltd.	43,800	428,794
Sydney Airport	37,810	163,995
Tatts Group, Ltd. (a)	122,152	396,257
Telstra Corp., Ltd.	147,657	545,284
TPG Telecom, Ltd. (a)	12,344	60,959
Transurban Group Stapled Security	68,049	508,510
Treasury Wine Estates, Ltd.	42,634	329,705
Vicinity Centres REIT	111,233	240,826
Wesfarmers, Ltd.	40,280	1,229,086
Westfield Corp.	68,731	466,825
Westpac Banking Corp.	111,909	2,641,685
Woodside Petroleum, Ltd.	31,489	710,485
Woolworths, Ltd.	55,029	960,300
WorleyParsons, Ltd.	16,858	118,651

		35,231,591

AUSTRIA — 0.2%
ANDRITZ AG	1,217	61,223
Erste Group Bank AG (b)	12,006	352,357
OMV AG	11,927	422,185
Voestalpine AG	10,624	417,859

		1,253,624

BELGIUM — 1.1%
Ackermans & van Haaren NV	746	103,942
Aedifica SA	1,960	146,944
Ageas	15,744	624,551
Anheuser-Busch InBev SA	30,172	3,199,895
Bekaert SA	3,342	135,658
Colruyt SA	2,148	106,495
Gimv NV	624	34,652
Groupe Bruxelles Lambert SA	2,742	230,560
KBC Group NV	11,501	713,648
Proximus SADP	4,831	139,413
Solvay SA	2,516	295,495
UCB SA	7,935	509,783
Umicore SA	3,433	196,075

		6,437,111

CANADA — 8.5%
AGF Management, Ltd. Class B	22,576	105,553
Agnico Eagle Mines, Ltd.	7,766	326,901
Agrium, Inc. (a)	8,296	834,889
Alamos Gold, Inc. Class A	8,321	57,457
Algonquin Power & Utilities Corp. (a)	9,044	76,814
Alimentation Couche-Tard, Inc. Class B	14,292	648,818
AltaGas, Ltd. (a)	4,932	124,675
Amaya, Inc. (a) (b)	6,280	89,022
ARC Resources, Ltd.	12,652	218,029
Atco, Ltd. Class I	2,516	83,788
Athabasca Oil Corp. (b)	11,627	17,774
Avigilon Corp. (a) (b)	2,307	22,054
B2Gold Corp. (b)	37,668	89,602
Badger Daylighting, Ltd. (a)	2,240	53,618
Bank of Montreal (a)	20,462	1,473,484

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Bank of Nova Scotia	40,606	$2,263,677
Barrick Gold Corp.	40,874	654,996
BCE, Inc.	9,286	401,824
BlackBerry, Ltd. (a) (b)	21,909	150,956
Bombardier, Inc. Class B (a) (b)	81,404	131,116
Brookfield Asset Management, Inc. Class A	36,918	1,219,542
CAE, Inc.	9,789	137,085
Cameco Corp. (a)	22,620	236,818
Canadian Energy Services & Technology Corp.	10,624	60,684
Canadian Imperial Bank of Commerce	15,067	1,230,931
Canadian National Railway Co.	27,182	1,831,524
Canadian Natural Resources, Ltd.	44,269	1,412,528
Canadian Pacific Railway, Ltd.	6,754	964,764
Canadian Solar, Inc. (a) (b)	1,538	18,733
Canadian Tire Corp., Ltd. Class A	2,834	294,315
Canadian Utilities, Ltd. Class A (a)	3,960	106,866
Canadian Western Bank (a)	15,033	340,107
CCL Industries, Inc. Class B	836	164,451
Cenovus Energy, Inc. (a)	26,069	394,617
CGI Group, Inc. Class A (b)	14,404	692,140
CI Financial Corp. (a)	8,176	176,012
Cineplex, Inc. (a)	2,148	82,041
Constellation Software, Inc.	695	316,195
Crescent Point Energy Corp. (a)	24,120	328,243
CT Real Estate Investment Trust	9,890	110,622
Detour Gold Corp. (b)	6,549	89,319
DH Corp.	3,612	60,009
Dollarama, Inc.	3,825	280,604
ECN Capital Corp. (a)	14,005	34,463
Eldorado Gold Corp. (b)	22,397	72,149
Element Fleet Management Corp. (a)	13,061	121,353
Emera, Inc.	4,950	167,541
Empire Co., Ltd. Class A	5,465	64,062
Enbridge Income Fund Holdings, Inc. (a)	3,268	84,731
Enbridge, Inc.	29,992	1,263,598
Encana Corp.	31,988	375,922
Enerplus Corp.	5,316	50,502
Exchange Income Corp.	4,848	150,929
Fairfax Financial Holdings, Ltd.	1,284	620,912
Finning International, Inc.	4,705	92,237
Firm Capital Mortgage Investment Corp.	19,727	202,411
First Capital Realty, Inc.	4,572	70,470
First Majestic Silver Corp. (a) (b)	9,324	71,335
First Quantum Minerals, Ltd.	22,677	225,747
Fortis, Inc.	8,462	261,612
Franco-Nevada Corp. (a)	5,780	346,011
George Weston, Ltd.	1,590	134,677
Gildan Activewear, Inc. (a)	7,875	200,185
Goldcorp, Inc.	31,786	433,278
Gran Tierra Energy, Inc. (b)	16,947	51,307
Great-West Lifeco, Inc.	10,281	269,627
H&R Real Estate Investment Trust	4,572	76,265
Home Capital Group, Inc. (a)	2,299	53,727
Husky Energy, Inc. (b)	20,250	245,981
Hydro One, Ltd. (e)	5,635	99,081
IAMGOLD Corp. (b)	28,623	110,774
Imperial Oil, Ltd.	8,360	291,186

Industrial Alliance Insurance & Financial Services, Inc.	3,435	136,754
Innergex Renewable Energy, Inc. (a)	17,103	178,931
Intact Financial Corp.	4,786	342,966
Inter Pipeline, Ltd.	11,402	252,008
K-Bro Linen, Inc. (a)	4,705	147,881
Keyera Corp. (a)	5,817	175,501
Kinross Gold Corp. (b)	37,198	116,222
Linamar Corp.	1,705	73,347
Loblaw Cos., Ltd.	7,921	418,421
Lundin Mining Corp. (b)	25,041	119,505
MacDonald Dettwiler & Associates, Ltd.	1,538	76,714
Magna International, Inc.	13,300	578,196
Manulife Financial Corp.	70,445	1,255,986
Methanex Corp.	2,842	124,802
Metro, Inc.	8,334	249,576
National Bank of Canada (a)	12,684	515,759
New Gold, Inc. (b)	20,260	71,157
Onex Corp.	2,750	187,387
Open Text Corp.	3,700	228,779
Pan American Silver Corp.	5,040	76,105
Parex Resources, Inc. (b)	12,330	155,383
Pembina Pipeline Corp. (a)	10,434	326,468
Pengrowth Energy Corp.	15,560	22,393
Penn West Petroleum, Ltd. (b)	17,309	30,590
Peyto Exploration & Development Corp. (a)	4,480	110,943
Potash Corp. of Saskatchewan, Inc.	36,319	657,834
Power Corp. of Canada	12,652	283,504
Power Financial Corp. (a)	10,543	263,840
PrairieSky Royalty, Ltd. (a)	6,960	165,767
Precision Drilling Corp.	10,479	57,199
Pure Industrial Real Estate Trust	28,509	118,836
Quebecor, Inc. Class B	2,800	77,921
Redknee Solutions, Inc. (a) (b)	16,175	18,816
Restaurant Brands International, Inc.	7,744	369,284
Richelieu Hardware, Ltd.	1,824	34,765
Richmont Mines, Inc. (b)	5,025	32,674
RioCan Real Estate Investment Trust	5,280	104,848
Ritchie Bros Auctioneers, Inc.	3,612	122,685
Rogers Communications, Inc. Class B (a)	19,110	738,009
Royal Bank of Canada	53,888	3,651,469
Russel Metals, Inc.	2,013	38,397
Saputo, Inc.	8,909	315,623
Secure Energy Services, Inc.	6,475	56,539
SEMAFO, Inc. (b)	15,636	51,535
Seven Generations Energy, Ltd. Class A (b)	5,905	137,866
Shaw Communications, Inc. Class B	27,630	555,052
Sherritt International Corp. (b)	31,884	31,621
Shopify, Inc. Class A (b)	1,956	84,159
Silver Wheaton Corp.	13,516	261,441
Sirius XM Canada Holdings, Inc. (a)	426	1,614
SNC-Lavalin Group, Inc.	6,743	290,577
Stantec, Inc. (a)	2,608	65,966
Sun Life Financial, Inc.	26,191	1,006,783
Suncor Energy, Inc.	65,213	2,134,783
Teck Resources, Ltd. Class B	19,910	398,927
TELUS Corp.	15,955	508,614

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

TMX Group, Ltd.	1,662	$88,637
Toromont Industries, Ltd.	2,608	82,360
Toronto-Dominion Bank	66,718	3,294,483
Tourmaline Oil Corp. (b)	4,313	115,491
TransCanada Corp. (a)	30,062	1,357,111
Trinidad Drilling, Ltd.	7,704	19,187
Turquoise Hill Resources, Ltd. (b)	32,282	103,751
Veresen, Inc. (a)	10,356	101,239
Vermilion Energy, Inc. (a)	3,790	159,649
Waste Connections, Inc.	5,794	455,121
West Fraser Timber Co., Ltd. (a)	1,392	49,834
Whitecap Resources, Inc. (a)	12,222	110,823
Yamana Gold, Inc.	39,629	111,406
Yellow Pages, Ltd. (b)	3,820	50,390

		49,323,474

CHILE — 0.0% (f)
Antofagasta PLC (a)	11,651	97,177

CHINA — 0.1%
APT Satellite Holdings, Ltd.	122,000	58,694
Bloomage BioTechnology Corp., Ltd. (a)	24,147	36,377
China Everbright Water, Ltd.	82,997	28,725
China New Town Development Co., Ltd. (b)	1,443,800	69,956
Chong Hing Bank, Ltd.	1,385	2,676
ENN Energy Holdings, Ltd.	38,000	156,349
HC International, Inc. (a) (b)	60,000	44,034
Sino Grandness Food Industry Group, Ltd. (a)	171,000	28,407

		425,218

DENMARK — 1.4%
AP Moller — Maersk A/S Class B	441	705,019
Carlsberg A/S Class B	1,831	158,307
Chr Hansen Holding A/S	3,272	181,526
Coloplast A/S Class B	2,935	198,302
Danske Bank A/S	33,948	1,031,507
DONG Energy A/S (b) (e)	6,999	265,681
DSV A/S	5,955	265,416
FLSmidth & Co. A/S	6,235	259,145
Genmab A/S (b)	1,831	304,667
GN Store Nord A/S	19,282	400,161
ISS A/S	6,223	210,448
Jyske Bank A/S	1,610	76,897
Novo Nordisk A/S Class B	66,431	2,400,150
Novozymes A/S Class B	7,417	256,192
Pandora A/S	4,154	544,474
SimCorp A/S	8,728	426,152
TDC A/S (b)	8,856	45,552
Vestas Wind Systems A/S	9,154	596,022

		8,325,618

EGYPT — 0.0% (f)
Integrated Diagnostics Holdings PLC (e)	9,791	33,045

FINLAND — 1.0%
Amer Sports Oyj	4,571	121,881
Caverion Corp. (a)	8,890	74,264
Elisa Oyj	5,169	168,630
Fortum Oyj	15,214	233,804
Kemira Oyj	14,454	184,926

Kesko Oyj Class B	2,544	127,402
Kone Oyj Class B	13,002	583,799
Konecranes Oyj	2,337	83,266
Lassila & Tikanoja Oyj	1,268	25,679
Metso Oyj	9,331	266,715
Neste Oyj	8,284	318,921
Nokia Oyj (d)	134,203	649,434
Nokia Oyj (d)	72,079	347,132
Sampo Oyj Class A	18,392	826,202
Sanoma Oyj	12,725	110,662
Stockmann Oyj Abp Class B (a) (b)	13,317	99,165
Stora Enso Oyj Class R	28,241	304,127
Tikkurila Oyj	6,239	123,781
UPM-Kymmene Oyj	23,427	576,723
Valmet Oyj	9,132	134,655
Wartsila Oyj Abp	6,814	306,744
YIT Oyj	13,165	105,393

		5,773,305

FRANCE — 7.8%
Accor SA	11,789	440,552
Air Liquide SA	12,585	1,402,401
Airbus Group SE	21,181	1,403,887
Albioma SA	10,797	188,360
Alstom SA (b)	10,666	294,468
Arkema SA	1,484	145,474
Atos SE	2,799	295,963
AXA SA	65,729	1,662,824
BNP Paribas SA	34,609	2,210,308
Bollore SA (d)	17,990	63,566
Bollore SA (b) (d)	109	376
Bourbon Corp. (a)	12,771	165,010
Bouygues SA	10,949	393,167
Bureau Veritas SA	7,562	146,839
Cap Gemini SA	5,318	449,574
Carrefour SA.	29,857	720,844
Casino Guichard Perrachon SA	4,710	226,485
CGG SA (a) (b)	1,432	20,708
Christian Dior SE	1,941	407,918
Cie de Saint-Gobain	22,239	1,038,071
Cie Generale des Etablissements Michelin	6,579	733,473
Cie Plastic Omnium SA	2,421	77,449
Credit Agricole SA	40,473	502,875
Danone SA	20,651	1,311,255
Dassault Systemes SE	3,499	267,160
Edenred	12,306	244,474
Electricite de France SA (a)	10,850	110,778
Engie SA	55,040	703,608
Essilor International SA	6,827	773,004
Eutelsat Communications SA	2,897	56,208
Faurecia	1,870	72,653
Gecina SA REIT	1,264	175,250
Groupe Eurotunnel SE	13,759	131,104
Groupe Fnac SA (b) (d)	48	3,252
Groupe Fnac SA (b) (d)	1,233	82,120
Hermes International	919	378,033
Iliad SA	741	142,754
Ingenico Group SA	1,714	137,161
Kering	3,910	879,665

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Klepierre REIT	6,425	$253,078
L’Oreal SA	8,835	1,615,865
Lagardere SCA	10,482	291,820
Legrand SA	9,240	525,791
LVMH Moet Hennessy Louis Vuitton SE	8,357	1,598,959
Natixis SA	15,782	89,223
Nexans SA (b)	3,289	170,713
Orange SA	70,470	1,072,928
Pernod Ricard SA	7,063	766,946
Peugeot SA (b)	16,353	267,263
Publicis Groupe SA	11,050	763,984
Renault SA	8,624	768,717
Rexel SA	9,992	164,778
Safran SA	11,538	832,651
Sanofi	40,607	3,293,645
Schneider Electric SE (d)	18,253	1,272,773
Schneider Electric SE (d)	2,000	138,162
SCOR SE	6,166	213,513
SFR Group SA (b)	7,336	207,601
Societe BIC SA	935	127,367
Societe Generale SA	28,077	1,384,316
Sodexo SA	3,411	392,875
Suez Environment Co.	12,134	179,369
Technicolor SA	15,990	86,688
Technip SA	5,417	387,438
Teleperformance	1,940	195,004
Television Francaise 1 (a)	4,008	39,954
Thales SA	3,419	332,238
TOTAL SA	88,966	4,571,733
Ubisoft Entertainment SA (b)	5,350	190,730
Unibail-Rodamco SE	3,282	784,938
Valeo SA	12,954	746,149
Vallourec SA (b)	16,788	115,982
Veolia Environnement SA	28,955	493,989
Vinci SA	15,871	1,083,074
Vivendi SA	42,595	811,158
Zodiac Aerospace	4,059	93,395

		44,783,878

GERMANY — 7.3%
Aareal Bank AG	1,707	64,393
adidas AG	9,822	1,555,517
Allianz SE	15,248	2,525,004
Axel Springer SE	2,074	100,912
BASF SE	29,512	2,748,894
Bayer AG	28,162	2,944,544
Bayerische Motoren Werke AG	9,022	844,541
Bayerische Motoren Werke AG Preference Shares	1,839	141,015
Beiersdorf AG	3,387	287,939
Bilfinger SE (a) (b)	4,524	174,525
Brenntag AG	5,262	293,045
Commerzbank AG	31,076	237,505
Continental AG	3,724	721,553
Covestro AG (e)	2,830	194,559
Daimler AG	33,137	2,471,752
Deutsche Bank AG (b)	39,084	711,111
Deutsche Boerse AG (b)	9,189	751,525
Deutsche EuroShop AG	2,138	87,203

Deutsche Lufthansa AG	6,069	78,544
Deutsche Post AG	40,206	1,324,591
Deutsche Telekom AG	113,970	1,966,032
Deutsche Wohnen AG	11,449	360,343
DMG Mori AG	2,412	109,802
E.ON SE	68,578	484,629
Evonik Industries AG	4,131	123,657
Fraport AG Frankfurt Airport Services Worldwide	1,756	104,035
Freenet AG	4,374	123,457
Fresenius Medical Care AG & Co. KGaA	7,335	622,409
Fresenius SE & Co. KGaA	13,452	1,053,638
Fuchs Petrolub SE Preference Shares	2,375	99,901
GEA Group AG	5,996	241,777
Gerresheimer AG	1,427	106,292
Hamborner REIT AG	16,695	159,133
Hannover Rueck SE	2,050	222,278
HeidelbergCement AG	4,811	449,744
Henkel AG & Co. KGaA	4,247	443,383
Henkel AG & Co. KGaA Preference Shares	6,691	799,243
HOCHTIEF AG	3,302	463,384
HUGO BOSS AG	2,204	135,133
Infineon Technologies AG	38,399	668,677
KION Group AG	2,601	145,016
KS AG (a)	7,143	170,948
KUKA AG (b)	1,161	140,641
Lanxess AG	3,121	205,248
LEG Immobilien AG	1,982	154,280
Linde AG	6,130	1,009,283
MAN SE	3,192	317,587
Merck KGaA	7,058	738,115
METRO AG	5,515	183,728
MorphoSys AG (a) (b)	727	37,382
MTU Aero Engines AG	1,281	148,355
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,006	948,566
Norma Group SE	1,671	71,469
OSRAM Licht AG	2,690	141,367
Porsche Automobil Holding SE Preference Shares	5,924	323,289
ProSiebenSat.1 Media SE	7,558	291,848
Puma SE (a)	1,340	352,847
Rheinmetall AG	1,457	98,200
RWE AG (b)	18,298	228,027
Salzgitter AG	3,471	122,828
SAP SE	32,196	2,812,122
Sartorius AG Preference Shares	1,582	117,637
Siemens AG	27,269	3,359,399
STADA Arzneimittel AG	2,654	137,684
Symrise AG	4,156	253,500
Telefonica Deutschland Holding AG	17,220	73,923
ThyssenKrupp AG	17,547	419,014
TUI AG	16,177	232,473
Uniper SE (b)	6,856	94,839
United Internet AG	4,184	163,703
Volkswagen AG Preference Shares	4,645	653,323
Volkswagen AG	1,298	187,220
Vonovia SE	15,064	491,042

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Wirecard AG (a)	4,576	$197,357
Zalando SE (b) (e)	3,770	144,304

		42,162,183

HONG KONG — 2.9%
AIA Group, Ltd.	419,200	2,365,490
Bank of East Asia, Ltd. (a)	45,438	174,059
BOC Hong Kong Holdings, Ltd.	129,500	463,505
Cheung Kong Infrastructure Holdings, Ltd.	26,000	206,910
Cheung Kong Property Holdings, Ltd.	105,348	646,098
China Water Industry Group, Ltd. (b)	640,000	106,486
Ching Lee Holdings, Ltd. (b)	60,000	2,631
CK Hutchison Holdings, Ltd.	105,348	1,194,365
CLP Holdings, Ltd.	66,000	606,528
Dah Sing Banking Group, Ltd.	99,725	183,420
Dah Sing Financial Holdings, Ltd.	50,085	338,825
Esprit Holdings, Ltd. (a) (b)	120,019	94,273
Galaxy Entertainment Group, Ltd.	83,000	361,840
Hang Lung Group, Ltd.	99,000	344,763
Hang Lung Properties, Ltd.	178,000	377,436
Hang Seng Bank, Ltd.	26,200	487,629
Henderson Land Development Co., Ltd.	57,641	306,674
HKT Trust & HKT, Ltd.	82,900	101,685
Hong Kong & China Gas Co., Ltd.	276,097	489,294
Hong Kong Exchanges & Clearing, Ltd.	40,730	962,414
Hongkong Land Holdings, Ltd.	75,400	477,282
Hopewell Highway Infrastructure, Ltd.	6,975	3,662
Hopewell Holdings, Ltd.	116,500	402,701
Hysan Development Co., Ltd.	26,841	110,955
Jardine Matheson Holdings, Ltd.	9,105	503,051
Jardine Strategic Holdings, Ltd.	4,000	132,800
Li & Fung, Ltd.	336,000	147,780
Link REIT	83,351	541,830
Major Holdings, Ltd. (a) (e)	160,000	24,764
Melco Crown Entertainment, Ltd.	4,952	78,737
Melco International Development, Ltd. (a)	34,000	46,221
MTR Corp., Ltd.	48,679	236,704
New World Development Co., Ltd.	472,663	499,905
Noble Group, Ltd. (a) (b)	159,600	18,780
Pacific Basin Shipping, Ltd. (b)	868,000	139,943
Power Assets Holdings, Ltd.	44,000	387,894
Sands China, Ltd.	86,000	373,809
Sino Land Co., Ltd.	276,753	414,782
SJM Holdings, Ltd.	57,000	44,699
Sun Hung Kai Properties, Ltd.	56,509	714,275
Sundart Holdings, Ltd.	82,000	47,594
Swire Pacific, Ltd. Class A	25,500	243,549
Techtronic Industries Co., Ltd.	42,000	150,597
Wharf Holdings, Ltd.	56,000	372,339
Wheelock & Co., Ltd.	110,000	619,297

		16,548,275

IRELAND — 0.7%
Bank of Ireland (b)	918,468	226,688
C&C Group PLC	13,607	55,255
CRH PLC	27,062	940,656
Experian PLC	37,638	732,026
Glanbia PLC	4,163	69,289

Green REIT PLC	22,388	32,398
Greencore Group PLC	29,820	90,828
IFG Group PLC	17,528	32,538
Irish Bank Resolution Corp., Ltd. (b) (g)	5,635	—
James Hardie Industries PLC	14,184	225,646
Kerry Group PLC Class A	5,149	368,758
Kingspan Group PLC	4,816	131,056
Paddy Power Betfair PLC	2,832	303,186
Ryanair Holdings PLC (a) (b)	4,185	348,443
Smurfit Kappa Group PLC	6,479	148,941
UDG Healthcare PLC	8,266	68,280

		3,773,988

ISRAEL — 0.6%
Bank Hapoalim BM	36,523	217,412
Bank Leumi Le-Israel BM (b)	47,834	197,120
Bezeq The Israeli Telecommunication Corp., Ltd.	71,864	136,683
Check Point Software Technologies, Ltd. (a) (b)	4,879	412,080
Evogene, Ltd. (b)	5,695	29,003
Israel Chemicals, Ltd.	14,877	61,075
Mazor Robotics, Ltd. (b)	5,263	59,007
Nice-Systems, Ltd.	2,113	144,174
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	5,461	220,645
Reit 1, Ltd.	51,083	140,959
Shufersal, Ltd.	78,576	293,793
Strauss Group, Ltd.	22,465	355,714
Teva Pharmaceutical Industries, Ltd. ADR	36,323	1,316,709

		3,584,374

ITALY — 1.8%
A2A SpA	49,483	64,196
Assicurazioni Generali SpA	46,567	693,526
Atlantia SpA	13,783	323,607
Azimut Holding SpA (a)	3,310	55,371
Banca Generali SpA	2,430	58,079
Banca IFIS SpA	6,498	178,198
Banca Monte dei Paschi di Siena SpA (a) (b) (c)	1,210	19,246
Banca Popolare di Milano Scarl (a)	207,219	78,312
Banca Popolare di Sondrio SCPA	24,762	81,696
Banco Popolare SC	8,731	21,107
BI Esse SpA	386	7,793
BPER Banca	17,973	95,923
Brembo SpA	2,980	180,731
Cairo Communication SpA	17,187	69,068
Credito Valtellinese SC	51,100	20,077
Davide Campari-Milano SpA	8,693	85,179
Enel SpA	240,106	1,060,619
Eni SpA	88,531	1,444,559
Esprinet SpA	13,519	100,955
Falck Renewables SpA	3,975	3,872
Ferrari NV	3,613	210,738
Immobiliare Grande Distribuzione SIIQ SpA	131,727	100,592
Interpump Group SpA	6,673	109,446
Intesa Sanpaolo SpA	457,159	1,169,789

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Iren SpA	100,658	$165,199
Italgas SpA (b)	14,014	55,252
Leonardo-Finmeccanica SpA (b)	26,181	368,376
Luxottica Group SpA	4,753	256,176
Mediaset SpA	24,342	105,523
Mediobanca SpA	14,115	115,455
Prada SpA (a)	16,300	55,292
Prysmian SpA	6,102	157,040
Recordati SpA	5,265	149,494
Reply SpA	1,300	161,799
Saipem SpA (b)	332,595	187,680
Salvatore Ferragamo SpA	2,274	53,798
Snam SpA	72,701	300,131
Societa Cattolica di Assicurazioni S.c.r.l	16,890	99,228
Sogefi SpA (b)	12,908	33,165
Telecom Italia RSP/Milano (b) (d)	205,161	148,662
Telecom Italia SpA/Milano (b) (d)	486,445	429,446
Terna Rete Elettrica Nazionale SpA	47,679	218,860
UniCredit SpA (a)	183,678	529,670
Unione di Banche Italiane SpA (a)	29,654	81,697
Unipol Gruppo Finanziario SpA	12,250	44,240
UnipolSai SpA (a)	31,126	66,645
Yoox Net-A-Porter Group SpA (b)	2,420	68,764
Zignago Vetro SpA	13,253	77,162

		10,161,433

JAPAN — 23.0%
Acom Co., Ltd. (b)	19,000	83,243
Activia Properties, Inc.	20	94,483
Aderans Co., Ltd.	400	2,119
Advance Residence Investment Corp.	38	100,673
Advantest Corp.	16,800	283,469
Aeon Co., Ltd.	44,620	633,521
AEON Financial Service Co., Ltd.	3,500	62,327
AEON REIT Investment Corp.	58	63,602
Aisin Seiki Co., Ltd.	5,500	239,079
Ajinomoto Co., Inc.	17,400	351,178
Akita Bank, Ltd.	111,550	361,520
Alconix Corp.	20,800	297,461
Alfresa Holdings Corp.	6,600	109,439
Alps Electric Co., Ltd.	5,600	135,685
ANA Holdings, Inc.	36,000	97,165
Aomori Bank, Ltd.	10,101	33,949
Aoyama Trading Co., Ltd.	2,100	73,280
Aozora Bank, Ltd.	51,000	180,589
Asahi Glass Co., Ltd.	51,000	348,060
Asahi Group Holdings, Ltd.	27,036	855,342
Asahi Kasei Corp.	76,550	669,119
Asics Corp.	6,000	120,118
Astellas Pharma, Inc.	101,100	1,407,261
Atom Corp. (a)	36,500	225,318
Awa Bank, Ltd.	11,550	70,705
Bandai Namco Holdings, Inc.	7,000	193,553
Bank of Iwate, Ltd.	7,555	305,089
Bank of Kyoto, Ltd.	16,000	119,072
Bank of Okinawa, Ltd.	11,100	404,943
Bridgestone Corp.	24,865	898,368
Brother Industries, Ltd.	5,800	104,876
Calbee, Inc.	3,700	116,106
Can Do Co., Ltd. (a)	5,300	80,112

Canon, Inc.	44,416	1,254,775
Casio Computer Co., Ltd.	26,300	372,735
Central Japan Railway Co.	5,900	972,753
Chiba Bank, Ltd.	35,550	218,539
Chubu Electric Power Co., Inc.	16,965	237,526
Chugai Pharmaceutical Co., Ltd.	13,280	381,999
Chugoku Electric Power Co., Inc.	5,300	62,299
COLOPL, Inc. (a)	2,000	17,010
Colowide Co., Ltd.	2,400	39,981
Concordia Financial Group, Ltd.	42,100	203,073
COOKPAD, Inc. (a) (b)	5,500	50,692
Credit Saison Co., Ltd.	20,200	359,715
CyberAgent, Inc.	5,800	143,614
Dai Nippon Printing Co., Ltd.	27,000	267,373
Dai-ichi Life Holdings, Inc.	39,900	665,713
Daicel Corp.	8,700	96,223
Daifuku Co., Ltd.	5,300	113,284
Daiichi Sankyo Co., Ltd.	33,465	686,171
Daiken Medical Co., Ltd.	10,400	71,690
Daikin Industries, Ltd.	15,010	1,381,509
Daisan Bank, Ltd.	765	11,931
Daishi Bank, Ltd.	15,176	68,311
Daito Trust Construction Co., Ltd.	5,355	807,141
Daiwa House Industry Co., Ltd.	23,800	652,161
Daiwa House REIT Investment Corp.	51	129,255
Daiwa Securities Group, Inc.	79,550	491,275
DeNA Co., Ltd.	5,400	118,246
Denso Corp.	15,010	651,568
Dentsu, Inc.	6,600	311,227
Don Quijote Holdings Co., Ltd.	3,400	126,077
Dowa Holdings Co., Ltd.	22,000	168,629
East Japan Railway Co.	14,000	1,212,329
Ebara Corp.	3,800	108,492
Eighteenth Bank, Ltd.	8,251	24,689
Eisai Co., Ltd.	11,251	647,076
Electric Power Development Co., Ltd.	5,500	126,849
euglena Co., Ltd. (a) (b)	5,000	55,215
F@N Communications, Inc.	5,200	33,036
FamilyMart UNY Holdings Co., Ltd.	3,800	253,475
FANUC Corp.	6,255	1,062,655
Fast Retailing Co., Ltd.	2,600	932,465
Feed One Co., Ltd.	166,900	221,799
Financial Products Group Co., Ltd. (a)	9,800	84,779
Foster Electric Co., Ltd.	12,800	242,864
Frontier Real Estate Investment Corp.	20	85,652
Fuji Heavy Industries, Ltd.	22,500	920,564
FUJIFILM Holdings Corp.	22,310	848,329
Fujitsu, Ltd.	72,513	403,800
Fukuoka Corp. REIT	10	15,844
Fukuoka Financial Group, Inc.	111,550	496,373
Furukawa Electric Co., Ltd.	8,055	236,191
GLP J — REIT	125	144,253
GMO internet, Inc.	3,500	44,832
GS Yuasa Corp.	17,000	70,836
GungHo Online Entertainment, Inc. (a) (b)	13,300	28,394
Gurunavi, Inc.	5,200	103,657
Hamamatsu Photonics KK	5,600	147,640
Hankyu Hanshin Holdings, Inc.	10,300	331,161
Hankyu REIT, Inc.	148	185,389

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Heiwa Real Estate REIT, Inc.	317	$227,487
Hino Motors, Ltd.	6,300	64,277
Hirose Electric Co., Ltd.	900	111,810
Hisamitsu Pharmaceutical Co., Inc.	3,300	165,516
Hitachi Metals, Ltd.	8,300	112,721
Hitachi, Ltd.	185,475	1,005,017
Hokkoku Bank, Ltd.	111,550	397,863
Honda Motor Co., Ltd.	63,275	1,852,652
Hoshizaki Corp.	2,000	158,614
Hoya Corp.	13,406	564,469
Hulic Co., Ltd.	11,800	105,116
Hyakugo Bank, Ltd.	10,550	42,965
Ibiden Co., Ltd.	11,600	156,444
Ichigo Office REIT Investment (a)	441	287,358
IHI Corp. (b)	45,000	117,289
Iida Group Holdings Co., Ltd.	5,000	95,040
Industrial & Infrastructure Fund Investment Corp.	40	191,023
Infomart Corp. (a)	18,800	110,252
Inpex Corp.	27,300	274,088
Intage Holdings, Inc.	7,800	132,346
Iriso Electronics Co., Ltd.	2,200	126,189
Isetan Mitsukoshi Holdings, Ltd.	14,100	152,321
Isuzu Motors, Ltd.	48,300	613,300
ITOCHU Corp.	83,650	1,113,086
Iwatani Corp.	14,000	74,660
J Front Retailing Co., Ltd.	5,100	68,869
Jafco Co., Ltd.	2,100	69,049
Japan Airlines Co., Ltd.	4,000	117,117
Japan Airport Terminal Co., Ltd.	4,800	173,876
Japan Excellent, Inc.	54	68,660
Japan Exchange Group, Inc.	21,600	309,273
Japan Hotel REIT Investment Corp.	126	84,911
Japan Logistics Fund, Inc.	37	78,165
Japan Post Bank Co., Ltd.	14,000	168,406
Japan Post Holdings Co., Ltd.	5,000	62,546
Japan Prime Realty Investment Corp.	29	114,498
Japan Real Estate Investment Corp.	35	191,152
Japan Retail Fund Investment Corp. REIT	47	95,342
Japan Tissue Engineering Co., Ltd. (b)	2,200	27,331
Japan Tobacco, Inc.	30,700	1,011,796
JFE Holdings, Inc.	22,310	340,479
JGC Corp.	6,500	118,369
JSR Corp.	17,700	279,685
JTEKT Corp.	7,500	120,247
JX Holdings, Inc.	82,500	349,919
Kajima Corp.	72,475	502,699
Kakaku.com, Inc.	8,900	147,577
Kaken Pharmaceutical Co., Ltd.	2,000	106,315
Kansai Electric Power Co., Inc. (b)	40,400	442,673
Kansai Paint Co., Ltd.	9,000	166,134
Kao Corp.	17,500	831,376
Kawai Musical Instruments Manufacturing Co., Ltd.	6,500	128,846
Kawasaki Heavy Industries, Ltd.	46,000	144,742
KDDI Corp.	62,700	1,590,952
Keikyu Corp.	24,000	278,819
Keio Corp.	26,000	214,224

Keisei Electric Railway Co., Ltd.	6,700	162,969
Kenedix Office Investment Corp. REIT	42	241,986
Kenedix, Inc. (a)	10,500	37,450
Keyence Corp.	2,000	1,375,230
Kikkoman Corp.	8,000	256,527
Kintetsu Group Holdings Co., Ltd.	52,101	199,229
Kirin Holdings Co., Ltd.	34,000	554,302
Kiyo Bank, Ltd.	25,600	410,882
KNT-CT Holdings Co., Ltd. (a) (b)	96,000	119,347
Kobe Steel, Ltd. (b)	12,799	122,575
Koito Manufacturing Co., Ltd.	5,000	265,358
Komatsu, Ltd.	40,520	919,764
Konami Holdings Corp.	4,300	174,013
Konica Minolta, Inc.	39,475	392,939
Kubota Corp.	52,650	753,175
Kuraray Co., Ltd.	12,400	186,688
Kurita Water Industries, Ltd.	11,910	262,840
Kyocera Corp.	19,000	946,783
Kyoritsu Maintenance Co., Ltd.	600	35,032
Kyoto Kimono Yuzen Co., Ltd. (a)	16,500	133,969
Kyowa Hakko Kirin Co., Ltd.	6,700	92,830
Kyushu Electric Power Co., Inc.	14,900	161,986
Kyushu Financial Group, Inc.	6,500	44,193
Lawson, Inc.	3,000	211,172
Leopalace21 Corp.	1,600	8,862
Lion Corp.	10,000	164,616
LIXIL Group Corp.	6,800	154,732
M3, Inc.	5,700	143,923
Makita Corp.	5,600	375,942
Marubeni Corp.	113,550	645,269
Matsuya Co., Ltd.	20,200	177,346
Mazda Motor Corp.	16,400	268,846
MCUBS MidCity Investment Corp.	85	245,595
Mebuki Financial Group, Inc.	36,200	134,390
Medipal Holdings Corp.	24,599	388,699
MEIJI Holdings Co., Ltd.	5,200	408,385
Meiko Network Japan Co., Ltd.	20,100	186,981
Milbon Co., Ltd.	9,100	345,244
Minebea Co., Ltd.	14,100	132,495
MISUMI Group, Inc.	9,000	148,463
Mitsubishi Chemical Holdings Corp.	51,300	333,394
Mitsubishi Corp.	65,138	1,390,608
Mitsubishi Electric Corp.	95,350	1,332,129
Mitsubishi Estate Co., Ltd.	56,925	1,135,962
Mitsubishi Gas Chemical Co., Inc.	6,700	114,601
Mitsubishi Heavy Industries, Ltd.	169,101	772,180
Mitsubishi Logistics Corp.	9,000	127,552
Mitsubishi Materials Corp.	5,700	175,445
Mitsubishi Motors Corp.	33,300	190,147
Mitsubishi Tanabe Pharma Corp.	7,700	151,379
Mitsubishi UFJ Financial Group, Inc.	457,024	2,822,040
Mitsui & Co., Ltd.	79,426	1,094,333
Mitsui Chemicals, Inc.	81,550	367,075
Mitsui Fudosan Co., Ltd.	43,000	997,256
Mitsui OSK Lines, Ltd.	88,550	245,983
Mizuho Financial Group, Inc.	860,900	1,548,564
Mori Hills Investment Corp. REIT	52	70,397
MS&AD Insurance Group Holdings, Inc.	22,599	702,180
Murata Manufacturing Co., Ltd.	7,100	952,673

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Musashino Bank, Ltd.	11,155	$321,829
Nabtesco Corp.	5,200	121,223
Nachi-Fujikoshi Corp.	15,000	65,203
Nagoya Railroad Co., Ltd.	40,000	193,767
Nanto Bank, Ltd.	10,955	417,968
NEC Corp.	71,000	188,708
NGK Insulators, Ltd.	10,500	204,085
NGK Spark Plug Co., Ltd.	5,200	115,828
NH Foods, Ltd.	9,000	243,452
NHK Spring Co., Ltd.	7,300	69,723
Nidec Corp.	10,300	890,603
Nikon Corp.	22,000	342,727
Nintendo Co., Ltd.	3,800	799,520
Nippon Accommodations Fund, Inc.	11	48,193
Nippon Building Fund, Inc.	38	210,794
Nippon Express Co., Ltd.	41,000	221,109
Nippon Paint Holdings Co., Ltd.	6,700	182,960
Nippon Paper Industries Co., Ltd.	4,200	71,299
Nippon Prologis, Inc. REIT	10	20,483
Nippon Steel & Sumitomo Metal Corp.	26,200	585,617
Nippon Suisan Kaisha, Ltd.	71,200	343,074
Nippon Telegraph & Telephone Corp.	15,000	631,714
Nippon Yusen KK	111,550	207,539
Nissan Chemical Industries, Ltd.	5,900	197,535
Nissan Motor Co., Ltd.	89,141	898,403
Nissei ASB Machine Co., Ltd.	4,300	86,933
Nisshin Seifun Group, Inc.	8,200	123,315
Nissin Foods Holdings Co., Ltd.	4,100	215,836
Nitori Holdings Co., Ltd.	1,700	194,727
Nitto Denko Corp.	6,400	492,147
Nomura Holdings, Inc.	144,285	852,461
Nomura Real Estate Master Fund, Inc.	55	83,371
Nomura Research Institute, Ltd.	3,630	110,797
NSK, Ltd.	14,800	171,811
NTT Data Corp.	7,800	377,845
NTT DOCOMO, Inc.	38,100	869,896
Obayashi Corp.	24,150	231,282
Odakyu Electric Railway Co., Ltd.	13,199	261,751
Ogaki Kyoritsu Bank, Ltd.	111,550	435,163
Oji Holdings Corp.	23,000	93,865
Oki Electric Industry Co., Ltd.	3,600	50,681
Olympus Corp.	12,000	415,656
Omron Corp.	6,300	242,256
Ono Pharmaceutical Co., Ltd.	17,300	379,047
Oriental Land Co., Ltd.	9,000	509,744
ORIX Corp.	44,500	695,915
Orix JREIT, Inc. REIT	59	93,330
Osaka Gas Co., Ltd.	60,000	231,286
Otsuka Holdings Co., Ltd.	18,100	790,357
Panasonic Corp.	89,450	912,254
Pigeon Corp.	7,100	181,951
Rakuten, Inc. (b)	24,400	239,638
Raysum Co., Ltd.	3,300	22,041
Recruit Holdings Co., Ltd.	17,000	683,586
Renesas Electronics Corp. (a) (b)	7,500	59,673
Resona Holdings, Inc.	74,600	383,442
Ricoh Co., Ltd.	20,600	174,500
Ringer Hut Co., Ltd.	900	17,508
Riso Kyoiku Co., Ltd.	16,706	85,080

Rock Field Co., Ltd. (a)	19,400	263,468
Rohm Co., Ltd.	5,700	328,898
Rohto Pharmaceutical Co., Ltd. (a)	5,901	92,991
Ryohin Keikaku Co., Ltd.	1,000	196,425
San-In Godo Bank, Ltd.	5,250	43,887
Sanrio Co., Ltd.	3,900	73,763
Santen Pharmaceutical Co., Ltd.	14,900	182,681
Sawai Pharmaceutical Co., Ltd.	1,600	86,149
SBI Holdings, Inc.	6,100	77,770
Secom Co., Ltd.	11,348	831,677
Sega Sammy Holdings, Inc.	5,300	79,022
Seibu Holdings, Inc.	7,000	125,794
Seiko Epson Corp.	15,200	322,545
Seino Holdings Co., Ltd.	6,200	68,998
Sekisui Chemical Co., Ltd.	14,000	223,741
Sekisui House SI Residential Investment Corp.	124	138,103
Sekisui House, Ltd.	22,000	366,965
Seria Co., Ltd.	1,900	129,507
Seven & i Holdings Co., Ltd.	33,328	1,272,428
Sharp Corp. (b)	58,000	134,265
Shiga Bank, Ltd.	11,550	62,981
Shikoku Bank, Ltd.	9,101	22,317
Shikoku Electric Power Co., Inc. (b)	6,300	63,953
Shimadzu Corp.	12,000	191,572
Shimano, Inc.	3,700	581,798
Shimizu Corp.	31,513	288,828
Shin-Etsu Chemical Co., Ltd.	13,717	1,066,335
Shinsei Bank, Ltd.	52,000	87,384
Shionogi & Co., Ltd.	10,900	523,249
Shiseido Co., Ltd.	14,800	375,409
Shizuoka Bank, Ltd.	27,000	227,325
SMC Corp.	3,100	741,677
SMS Co., Ltd.	6,000	133,288
SoftBank Group Corp.	31,136	2,072,886
Sohgo Security Services Co., Ltd.	3,800	146,448
Sompo Holdings, Inc.	23,000	780,898
Sony Corp.	42,620	1,196,729
Square Enix Holdings Co., Ltd.	3,400	87,598
Stanley Electric Co., Ltd.	18,373	503,294
Start Today Co., Ltd.	7,300	126,366
Starts Proceed Investment Corp.	51	66,070
Sumitomo Chemical Co., Ltd.	111,550	531,760
Sumitomo Corp.	60,775	716,732
Sumitomo Dainippon Pharma Co., Ltd.	5,300	91,336
Sumitomo Electric Industries, Ltd.	37,520	542,526
Sumitomo Heavy Industries, Ltd.	24,000	154,945
Sumitomo Metal Mining Co., Ltd.	24,000	310,096
Sumitomo Mitsui Financial Group, Inc.	47,000	1,797,231
Sumitomo Mitsui Trust Holdings, Inc.	18,255	654,698
Sumitomo Precision Products Co., Ltd.	46,000	139,615
Sumitomo Realty & Development Co., Ltd.	20,000	532,602
Sun Corp.	3,000	18,262
Sun Frontier Fudousan Co., Ltd.	3,100	27,376
Suntory Beverage & Food, Ltd.	5,000	208,128
Suruga Bank, Ltd.	5,900	131,977
Suzuki Motor Corp.	16,400	578,468
Sysmex Corp.	5,800	336,657

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

T&D Holdings, Inc.	33,700	$446,550
Tadano, Ltd.	5,200	65,627
Taiheiyo Cement Corp.	23,000	72,963
Taisei Corp.	56,438	395,818
Taisho Pharmaceutical Holdings Co., Ltd.	2,100	174,647
Taiyo Yuden Co., Ltd.	16,400	197,275
Takeda Pharmaceutical Co., Ltd.	30,065	1,246,318
Takeuchi Manufacturing Co., Ltd.	13,600	303,634
TDK Corp.	8,255	569,042
Teijin, Ltd.	23,110	469,392
Temp Holdings Co., Ltd.	5,700	88,602
Terumo Corp.	22,600	836,104
THK Co., Ltd.	5,400	119,727
Tobu Railway Co., Ltd.	47,000	233,721
Toho Bank, Ltd.	12,101	45,339
Toho Co., Ltd.	5,400	153,016
Toho Gas Co., Ltd.	22,000	179,380
Tohoku Electric Power Co., Inc.	16,800	212,746
Tokio Marine Holdings, Inc.	28,865	1,186,921
Tokyo Dome Corp.	27,400	270,629
Tokyo Electric Power Co. Holdings, Inc. (b)	44,975	182,005
Tokyo Electron, Ltd.	7,655	724,907
Tokyo Gas Co., Ltd.	113,475	514,570
Tokyo Tatemono Co., Ltd.	5,300	71,024
Tokyu Corp.	50,550	372,293
Tokyu Fudosan Holdings Corp.	15,500	91,696
Toppan Printing Co., Ltd.	28,000	267,913
Toray Industries, Inc.	93,550	758,923
Toshiba Corp. (b)	180,513	438,147
TOTO, Ltd.	4,000	158,614
Toyo Suisan Kaisha, Ltd.	3,000	108,930
Toyo Tire & Rubber Co., Ltd.	5,300	66,117
Toyota Industries Corp.	6,000	286,535
Toyota Motor Corp.	93,188	5,495,324
Toyota Tsusho Corp.	5,400	140,978
Trend Micro, Inc. (b)	4,500	160,308
Tsuruha Holdings, Inc.	1,500	142,753
Unicharm Corp.	13,800	302,598
United Urban Investment Corp.	55	83,890
Usen Corp.	26,930	97,898
USS Co., Ltd.	6,810	108,717
Warabeya Nichiyo Holdings Co., Ltd.	11,400	241,322
West Japan Railway Co.	5,300	325,948
Yahoo! Japan Corp.	38,400	147,825
Yakult Honsha Co., Ltd.	4,200	195,173
Yamada Denki Co., Ltd.	60,080	324,520
Yamagata Bank, Ltd. (a)	98,176	415,818
Yamaha Corp.	7,000	214,258
Yamaha Motor Co., Ltd.	8,100	178,758
Yamanashi Chuo Bank, Ltd.	7,550	36,056
Yamato Holdings Co., Ltd.	12,000	244,506
Yamazaki Baking Co., Ltd. (a)	6,200	120,029
Yaskawa Electric Corp.	6,900	107,551
Yokogawa Electric Corp.	6,600	95,801
Zenrin Co., Ltd.	21,100	384,607

		132,886,987

JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	4,724	110,498

LUXEMBOURG — 0.2%
APERAM SA	1,530	70,142
ArcelorMittal (b)	62,830	464,950
Millicom International Cellular SA	1,993	85,406
RTL Group SA	1,284	93,690
SES SA	11,416	251,959
Tenaris SA	12,696	227,247

		1,193,394

MACAU — 0.0% (f)
MGM China Holdings, Ltd.	21,600	44,798
Wynn Macau, Ltd. (a)	34,800	55,388

		100,186

MALTA — 0.0% (f)
Catena Media PLC (a) (b)	7,063	68,029

MEXICO — 0.0% (f)
Fresnillo PLC	6,712	101,266

NETHERLANDS — 3.5%
Aegon NV	76,809	423,543
AerCap Holdings NV (b)	2,774	115,426
Akzo Nobel NV	12,126	759,592
Altice NV Class A (b)	10,624	211,003
ASML Holding NV	17,526	1,971,484
Constellium NV Class A (b)	2,746	16,201
EXOR NV	3,268	141,255
Fugro NV (b)	4,508	69,159
Gemalto NV	2,440	141,342
Heineken Holding NV	3,245	226,375
Heineken NV	7,361	553,264
ING Groep NV	139,955	1,973,646
Koninklijke Ahold Delhaize NV	54,085	1,142,634
Koninklijke DSM NV	9,616	577,715
Koninklijke KPN NV	155,225	460,718
Koninklijke Philips NV	43,506	1,330,751
NN Group NV	10,004	339,713
NXP Semiconductors NV (b)	11,648	1,141,620
OCI NV (b)	1,354	23,678
PostNL NV (b)	26,729	115,363
Randstad Holding NV	2,170	117,942
Royal Dutch Shell PLC Class A	167,109	4,630,497
Royal Dutch Shell PLC Class B	110,537	3,215,211
SBM Offshore NV	14,115	222,051
Wolters Kluwer NV	10,268	372,775

		20,292,958

NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a) (b)	95,910	142,450
Air New Zealand, Ltd.	42,501	65,051
Auckland International Airport, Ltd.	17,831	77,710
Fisher & Paykel Healthcare Corp., Ltd.	82,352	489,253
Fletcher Building, Ltd.	12,055	89,103
Goodman Property Trust	78,663	66,919
Infratil, Ltd.	33,617	64,463
Investore Property, Ltd. (a)	13,732	13,118
Kiwi Property Group, Ltd.	82,419	79,597
Property for Industry, Ltd. (a)	79,835	87,957
Steel & Tube Holdings, Ltd. (a)	50,217	82,989

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Stride Property Group (a)	51,889	$64,043
Vital Healthcare Property Trust	69,523	97,926
Xero, Ltd. (b)	3,631	44,308

		1,464,887

NORWAY — 0.7%
Akastor ASA (a) (b)	4,705	8,855
Aker Solutions ASA (b)	4,705	22,613
DNB ASA	40,719	607,400
DNO ASA (a) (b)	26,997	26,597
Marine Harvest ASA (b)	11,659	210,893
Norsk Hydro ASA	68,271	327,566
Orkla ASA	65,407	594,215
Schibsted ASA Class A	2,375	54,659
Schibsted ASA Class B	2,277	48,409
Statoil ASA	38,270	704,250
Storebrand ASA (b)	37,856	201,953
Telenor ASA	34,700	520,034
TGS Nopec Geophysical Co. ASA	3,839	85,497
Yara International ASA	11,440	451,875

		3,864,816

PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (a) (b)	20,521	23,181
EDP — Energias de Portugal SA	116,289	354,966
Galp Energia SGPS SA	14,181	212,246
Mota-Engil SGPS SA (a)	18,338	31,141
NOS SGPS SA	43,491	258,627
Pharol SGPS SA	50,301	10,982

		891,143

SINGAPORE — 1.1%
AIMS AMP Capital Industrial REIT	98,798	89,586
Ascendas REIT	71,915	112,997
Ascendas Hospitality Trust (a)	140,600	68,611
Cache Logistics Trust	114,000	63,916
CapitaLand, Ltd.	220,000	459,888
City Developments, Ltd.	16,600	95,139
ComfortDelGro Corp., Ltd.	72,000	123,098
COSCO Corp. Singapore, Ltd. (a) (b) (c)	416,200	80,665
Croesus Retail Trust	251,796	145,532
DBS Group Holdings, Ltd.	61,940	743,434
Genting Singapore PLC	447,300	280,201
Global Logistic Properties, Ltd.	60,000	91,368
IGG, Inc.	52,000	35,010
InterOil Corp. (b)	1,650	78,507
Jardine Cycle & Carriage, Ltd.	3,333	95,120
Keppel REIT	29,309	20,693
Keppel Corp., Ltd.	116,175	465,601
Lippo Malls Indonesia Retail Trust	661,300	169,365
Oversea-Chinese Banking Corp., Ltd.	101,237	625,067
Sembcorp Industries, Ltd.	29,600	58,393
Singapore Airlines, Ltd.	39,456	264,096
Singapore Exchange, Ltd.	27,700	137,283
Singapore Press Holdings, Ltd. (a)	54,000	131,944
Singapore Telecommunications, Ltd.	263,400	665,474
Soilbuild Business Space REIT	187,700	83,151
United Overseas Bank, Ltd.	39,638	559,712
UOL Group, Ltd.	21,428	88,845
Wilmar International, Ltd.	109,000	270,859

		6,103,555

SOUTH AFRICA — 0.1%
Investec PLC	19,167	126,945
Lonmin PLC (a) (b)	7,336	12,826
Mondi PLC	24,566	505,714

		645,485

SOUTH KOREA — 4.3%
Advanced Process Systems Corp. (b)	3,120	77,109
Amorepacific Corp.	892	237,438
Asiana Airlines, Inc. (b)	27,032	94,449
BNK Financial Group, Inc.	11,587	83,271
Celltrion, Inc. (a) (b)	3,153	280,371
CJ CGV Co., Ltd. (a)	3,939	229,596
CMG Pharmaceutical Co., Ltd. (b)	10,372	27,308
Coway Co., Ltd.	1,362	99,573
Crown Confectionery Co., Ltd.	4,250	98,878
CUROCOM Co., Ltd. (a) (b)	13,207	34,499
Dae Han Flour Mills Co., Ltd.	1,486	221,461
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b) (c)	3,626	13,450
Digitech Systems Co., Ltd. (b) (g)	19,094	—
DIO Corp. (b)	1,440	47,153
Dongkuk Industries Co., Ltd.	52,942	199,880
Dongwon F&B Co., Ltd.	779	127,705
Dongwon Industries Co., Ltd. (a)	862	259,428
DY Corp.	9,568	56,166
E-MART, Inc.	618	93,636
Eyegene, Inc. (b)	2,700	25,149
Genic Co., Ltd. (b)	5,875	73,936
GS Home Shopping, Inc.	764	108,799
Hana Financial Group, Inc.	8,687	224,763
Hana Tour Service, Inc.	2,686	146,998
Hancom, Inc.	6,352	87,039
Hankook Shell Oil Co., Ltd.	304	111,502
Hankook Tire Co., Ltd.	1,528	73,376
Hanssem Co., Ltd.	1,594	262,631
Harim Co., Ltd. (a)	24,391	99,256
Hotel Shilla Co., Ltd.	3,213	128,089
HS Industries Co., Ltd.	6,915	59,829
Huons Co., Ltd. (b)	1,836	96,984
Huons Global Co., Ltd.	1,786	50,720
Hyundai Elevator Co., Ltd. (b)	2,188	103,983
Hyundai Engineering Plastics Co., Ltd.	37,550	290,999
Hyundai Glovis Co., Ltd.	513	65,622
Hyundai Heavy Industries Co., Ltd. (b)	1,331	160,342
Hyundai Hy Communications & Network Co., Ltd.	37,343	127,847
Hyundai Mobis Co., Ltd.	2,027	443,060
Hyundai Motor Co.	5,133	620,482
Hyundai Motor Co. Preference Shares	911	74,974
Hyundai Steel Co.	1,906	89,950
Infinitt Healthcare Co., Ltd. (b)	12,985	73,752
Interpark Holdings Corp.	9,621	39,988
Jeil Pharmaceutical Co.	605	40,423
Jenax, Inc. (a) (b)	13,411	249,832
JoyCity Corp. (b)	3,186	54,076
Kangstem Biotech Co., Ltd. (b)	2,785	24,903
Kangwon Land, Inc.	3,137	92,853
KB Capital Co., Ltd.	3,940	87,425
KB Financial Group, Inc.	19,266	682,716

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

KCC Corp.	178	$52,981
Kia Motors Corp.	7,406	240,674
KIWOOM Securities Co., Ltd.	5,864	349,568
Koh Young Technology, Inc.	9,843	368,359
Korea Electric Power Corp. ADR (a) (b)	25,515	471,517
Korea Zinc Co., Ltd.	500	196,639
Korean Air Lines Co., Ltd. (b)	2,633	59,623
KT Corp. ADR (a) (b)	23,972	337,765
KT&G Corp.	3,603	301,294
Ktis Corp.	22,635	69,341
KyungDong City Gas Co., Ltd.	1,400	88,905
LabGenomics Co., Ltd. (b)	3,535	30,439
LG Chem, Ltd.	1,486	321,118
LG Chem, Ltd. Preference Shares	639	94,966
LG Display Co., Ltd.	7,391	192,455
LG Display Co., Ltd. ADR (a) (b)	33,334	428,342
LG Electronics, Inc.	4,180	178,579
LG Household & Health Care, Ltd.	346	245,506
LG Uplus Corp.	8,424	79,860
Lotte Chemical Corp.	491	150,007
Lotte Food Co., Ltd.	323	173,561
Lotte Shopping Co., Ltd.	202	37,045
Medy-Tox, Inc.	609	179,806
Modetour Network, Inc.	9,112	218,407
Muhak Co., Ltd. (a)	8,355	158,066
Multicampus Co., Ltd.	4,638	122,689
NAVER Corp.	1,063	682,087
NCSoft Corp.	553	113,320
Nexon GT Co., Ltd. (a) (b)	8,103	57,026
NHN Entertainment Corp. (b)	523	21,781
OCI Co., Ltd. (a) (b)	612	39,878
Orientbio, Inc. (a) (b)	19,767	27,413
Orion Corp.	105	56,942
Ottogi Corp.	279	152,921
POSCO ADR	16,396	861,610
S-1 Corp.	1,301	94,467
Sajo Industries Co., Ltd. (a) (b)	5,119	270,826
Samchuly Bicycle Co., Ltd.	5,512	58,187
Samsung C&T Corp.	3,140	326,271
Samsung Electronics Co., Ltd. GDR	8,392	6,268,824
Samsung Engineering Co., Ltd. (b)	5,446	46,443
Samsung Fire & Marine Insurance Co., Ltd.	941	209,189
Samsung Heavy Industries Co., Ltd. (b)	9,546	73,109
Samsung Life Insurance Co., Ltd.	2,730	254,285
Samsung SDI Co., Ltd.	1,060	95,662
Samsung SDS Co., Ltd.	1,275	147,262
Shinhan Financial Group Co., Ltd.	14,119	528,966
Shinsegae Food Co., Ltd.	1,942	237,163
SK Bioland Co., Ltd. (a)	9,239	137,308
SK Holdings Co., Ltd.	858	163,033
SK Hynix, Inc.	17,360	642,484
SK Innovation Co., Ltd.	4,058	492,215
SK Telecom Co., Ltd. ADR	19,984	417,666
Woori Bank	7,328	77,357
Youlchon Chemical Co., Ltd.	7,854	91,363
Yungjin Pharmaceutical Co., Ltd. (a) (b)	5,497	40,142

		24,986,381

SPAIN — 2.4%
Abertis Infraestructuras SA	16,553	232,121
Acciona SA	900	66,383
Acerinox SA (a)	4,834	64,269
ACS Actividades de Construccion y Servicios SA	6,610	209,296
Aena SA (e)	2,495	341,187
Amadeus IT Group SA Class A	15,230	693,476
Atresmedia Corp. de Medios de Comunicacion SA	7,786	85,326
Banco Bilbao Vizcaya Argentaria SA	228,041	1,542,735
Banco de Sabadell SA	163,055	227,532
Banco Popular Espanol SA (a)	126,431	122,418
Banco Santander SA	496,227	2,595,518
Bankia SA	101,761	104,220
Bankinter SA	27,954	217,006
Bolsas y Mercados Espanoles SHMSF SA (a)	2,499	73,790
CaixaBank SA	82,408	272,928
Cellnex Telecom SA (a) (e)	5,084	73,276
Distribuidora Internacional de Alimentacion SA	26,136	128,600
Ebro Foods SA	3,505	73,587
Enagas SA (a)	7,723	196,518
Faes Farma SA	9,238	32,739
Ferrovial SA	15,194	272,360
Gamesa Corp. Tecnologica SA	7,596	154,389
Gas Natural SDG SA	12,261	231,617
Grifols SA	13,961	278,015
Grifols SA Class B, Preference Shares	8,843	141,819
Iberdrola SA	162,922	1,071,263
Indra Sistemas SA (b)	17,028	186,967
Industria de Diseno Textil SA	38,197	1,306,549
Inmobiliaria Colonial SA	9,967	69,205
Let’s GOWEX SA (a) (b) (g)	4,019	—
Mapfre SA (a)	32,772	100,242
Mediaset Espana Comunicacion SA	6,838	80,418
Merlin Properties Socimi SA	10,741	117,029
NH Hotel Group SA (b)	28,959	117,444
Pharma Mar SA (a) (b)	35,961	102,790
Red Electrica Corp. SA	14,753	278,926
Repsol SA	46,822	662,753
Sacyr SA (a) (b)	17,115	40,076
Telefonica SA	158,338	1,473,002
Viscofan SA (a)	1,441	71,207

		14,108,996

SWEDEN — 2.7%
AddLife AB (b)	1,610	24,412
AddTech AB Class B	6,681	104,797
Alfa Laval AB	28,366	470,862
Assa Abloy AB Class B	33,760	628,406
Atlas Copco AB Class A	22,214	678,553
Atlas Copco AB Class B	13,612	372,492
Bilia AB Class A	5,122	118,118
BillerudKorsnas AB	6,039	101,707
Boliden AB	25,624	671,020
Castellum AB	9,078	124,809
Electrolux AB Series B	16,443	409,600
Elekta AB Class B (a)	8,887	78,847

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Getinge AB Class B	3,033	$48,777
Hennes & Mauritz AB Class B	34,719	968,430
Hexagon AB Class B	6,870	246,151
Hexpol AB	10,652	98,903
Husqvarna AB Class B	14,006	109,232
ICA Gruppen AB (a)	2,626	80,330
Industrivarden AB Class A	6,600	130,916
Industrivarden AB Class C	5,578	104,258
Investor AB Class A	4,566	169,279
Investor AB Class B	12,645	473,947
JM AB	2,819	81,672
Karo Pharma AB (a) (b)	39,986	123,683
Kinnevik AB Class B	10,985	263,966
KNOW IT AB	13,038	128,807
Lagercrantz Group AB Class B	17,344	159,415
Lundin Petroleum AB (b)	7,761	169,237
NetEnt AB (b)	48,383	374,406
Nibe Industrier AB Class B	12,842	101,497
Nordea Bank AB	108,583	1,210,781
Opus Group AB	50,157	35,887
Orexo AB (a) (b)	3,755	15,541
Qliro Group AB (a) (b)	39,193	37,318
SAAB AB Class B	3,391	127,098
Sandvik AB	52,417	650,265
Securitas AB Class B	10,900	172,056
Skandinaviska Enskilda Banken AB Class A	59,167	622,307
Skanska AB Class B	13,620	322,487
SKF AB Class A	8,939	165,111
SKF AB Class B	12,441	229,522
Svenska Cellulosa AB SCA Class B	16,776	475,141
Svenska Handelsbanken AB Class A	50,692	706,427
Swedbank AB Class A	35,073	850,514
Swedish Match AB	5,386	171,814
Swedish Orphan Biovitrum AB (a) (b)	7,502	88,112
Tele2 AB Class B	29,887	240,324
Telefonaktiebolaget LM Ericsson Class B	128,609	757,390
Telia Co. AB	86,300	348,730
Tethys Oil AB	10,504	91,054
Trelleborg AB Class B	8,251	162,848
Volvo AB Class A	9,704	114,509
Volvo AB Class B	53,926	631,588

		15,843,353

SWITZERLAND — 7.4%
ABB, Ltd.	68,199	1,441,348
Actelion, Ltd. (b)	3,657	793,396
Adecco Group AG	10,205	669,221
Aryzta AG (b)	1,272	56,131
Baloise Holding AG	1,714	216,369
Chocoladefabriken Lindt & Spruengli AG (d)	42	217,986
Chocoladefabriken Lindt & Spruengli AG (d)	5	304,521
Cie Financiere Richemont SA	17,772	1,179,438
Clariant AG.	9,722	168,068
Coca-Cola HBC AG (b)	5,925	129,586
Comet Holding AG (b)	167	165,135
Credit Suisse Group AG	56,643	814,241

Galenica AG	133	150,359
Geberit AG	1,302	522,927
Givaudan SA	310	569,154
Glencore PLC (b)	387,941	1,329,502
Julius Baer Group, Ltd. (b)	11,216	499,139
Kuehne + Nagel International AG	4,113	544,704
LafargeHolcim, Ltd. (b) (d)	19,786	1,044,442
LafargeHolcim, Ltd. (d)	345	18,163
Leonteq AG (b)	1,564	52,321
Logitech International SA	5,722	143,001
Lonza Group AG (b)	1,811	314,143
Meyer Burger Technology AG (a) (b)	4,258	2,807
Nestle SA	101,629	7,304,569
Novartis AG	93,382	6,808,291
Partners Group Holding AG (a)	384	180,316
PSP Swiss Property AG	1,332	115,330
Roche Holding AG (d)	24,854	5,688,041
Roche Holding AG (d)	910	213,096
Schindler Holding AG	1,511	267,010
SGS SA	386	786,926
Sika AG	63	303,238
Sonova Holding AG	1,933	234,695
STMicroelectronics NV	27,816	316,860
Sulzer AG	2,858	295,262
Swatch Group AG (d)	2,005	624,769
Swatch Group AG (d)	1,984	121,517
Swiss Life Holding AG (b)	1,089	308,801
Swiss Prime Site AG (b)	2,383	195,428
Swiss Re AG	11,905	1,130,351
Swisscom AG	859	385,487
Syngenta AG	4,182	1,656,176
Temenos Group AG (b)	3,277	228,602
u-blox Holding AG (b)	610	114,756
UBS Group AG	130,840	2,053,326
Wolseley PLC	12,239	750,409
Zurich Insurance Group AG	5,787	1,596,571

		43,025,929

UNITED KINGDOM — 13.5%
3i Group PLC	70,492	613,208
Aberdeen Asset Management PLC	38,064	121,018
Admiral Group PLC	8,354	188,594
Afren PLC (a) (b) (g)	55,933	—
Aggreko PLC	7,376	83,668
Amec Foster Wheeler PLC	30,968	179,848
Anglo American PLC (b)	52,795	756,739
Ashtead Group PLC	14,894	290,779
Associated British Foods PLC	12,130	411,432
AstraZeneca PLC	46,097	2,527,588
Auto Trader Group PLC (e)	25,326	127,993
Aviva PLC	172,866	1,038,959
Avon Rubber PLC	15,603	200,703
Babcock International Group PLC	17,586	207,088
BAE Systems PLC	106,245	776,531
Balfour Beatty PLC	91,198	303,020
Barclays PLC	469,464	1,296,218
Barratt Developments PLC	54,670	312,365
BBA Aviation PLC	39,923	139,754
Bellway PLC	3,458	105,796
Berkeley Group Holdings PLC	3,609	125,222

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Big Yellow Group PLC REIT	9,466	$80,181
Booker Group PLC	56,531	122,591
BP PLC	650,672	4,097,197
British American Tobacco PLC	66,096	3,774,448
British Land Co. PLC REIT	58,691	456,523
Britvic PLC	7,336	51,397
BT Group PLC	320,483	1,452,941
BTG PLC (b)	12,835	93,571
Bunzl PLC	11,283	294,033
Burberry Group PLC	18,637	344,741
Cairn Energy PLC (b)	14,858	43,310
Capita PLC	31,654	207,691
Capital & Counties Properties PLC (a)	25,384	93,188
Carnival PLC	10,790	549,972
Centamin PLC	77,252	132,207
Centrica PLC	225,053	651,001
CNH Industrial NV	33,788	294,547
Cobham PLC	42,419	85,803
Coca-Cola European Partners PLC	7,837	246,082
Compass Group PLC	59,057	1,095,336
Concentric AB	5,623	70,407
Croda International PLC	2,472	97,623
CYBG PLC (a) (b)	25,058	87,456
Daily Mail & General Trust PLC Class A	7,712	74,043
DCC PLC	2,899	216,362
Derwent London PLC	3,823	130,946
Diageo PLC	92,242	2,404,952
Dialog Semiconductor PLC (b)	2,651	112,307
Direct Line Insurance Group PLC	48,618	221,916
Dixons Carphone PLC	34,484	151,096
Drax Group PLC	13,045	60,914
DS Smith PLC	18,738	94,490
easyJet PLC	8,521	105,816
Fiat Chrysler Automobiles NV	36,250	331,304
Firstgroup PLC (b)	117,478	150,387
Foxtons Group PLC	12,365	15,584
G4S PLC	123,109	357,481
GKN PLC	58,243	238,718
GlaxoSmithKline PLC	176,701	3,410,479
Grafton Group PLC	7,362	50,033
Great Portland Estates PLC REIT	11,704	96,679
Greene King PLC	10,430	89,957
Halma PLC	12,862	142,639
Hammerson PLC	25,834	182,912
Hansteen Holdings PLC	44,949	63,039
Hargreaves Lansdown PLC	6,679	100,108
Hays PLC	46,968	86,590
Henderson Group PLC	36,668	106,748
Hiscox, Ltd.	9,940	124,912
HomeServe PLC	13,591	104,121
Howden Joinery Group PLC	20,172	95,664
HSBC Holdings PLC	672,996	5,462,696
IG Group Holdings PLC	12,271	74,919
IMI PLC	7,836	100,698
Imperial Brands PLC	32,449	1,420,386
Inchcape PLC	14,079	122,125
Indivior PLC	27,298	99,910
Informa PLC	26,813	225,294
Inmarsat PLC	10,406	96,629

InterContinental Hotels Group PLC	7,351	330,449
International Consolidated Airlines Group SA	22,976	125,173
International Personal Finance PLC	11,374	24,216
Intertek Group PLC	5,686	244,572
Intu Properties PLC (a)	27,942	97,123
IP Group PLC (b)	23,747	52,465
ITV PLC	123,346	314,579
J Sainsbury PLC	83,022	255,747
John Wood Group PLC	12,009	129,989
Johnson Matthey PLC	6,697	263,315
Keller Group PLC	3,401	35,469
Kingfisher PLC	131,929	571,052
Land Securities Group PLC REIT	44,331	583,929
Legal & General Group PLC	199,048	608,981
Lloyds Banking Group PLC	1,987,739	1,535,338
London Stock Exchange Group PLC	8,114	292,159
Man Group PLC	92,846	135,720
Marks & Spencer Group PLC	84,597	365,863
Meggitt PLC	21,289	120,638
Micro Focus International PLC	7,624	205,275
National Grid PLC	145,210	1,707,443
NEX Group PLC	30,974	177,776
Next PLC	7,207	443,752
Ocado Group PLC (a) (b)	13,453	43,902
Old Mutual PLC	253,882	650,319
Ophir Energy PLC (b)	19,956	23,796
Pearson PLC	40,175	406,322
Pennon Group PLC	14,009	143,155
Persimmon PLC	17,882	392,423
Petrofac, Ltd.	8,049	86,428
Provident Financial PLC	2,237	78,751
Prudential PLC	85,930	1,728,069
Randgold Resources, Ltd.	5,828	461,968
Reckitt Benckiser Group PLC	22,317	1,898,883
RELX NV	35,636	601,017
RELX PLC	41,193	737,543
Rentokil Initial PLC	62,270	170,969
Rightmove PLC	3,465	167,108
Rio Tinto PLC	39,784	1,552,689
Rio Tinto, Ltd.	15,696	680,792
Rolls-Royce Holdings PLC (b)	73,419	606,011
Royal Bank of Scotland Group PLC (b)	59,197	164,288
Royal Mail PLC	15,406	87,967
RSA Insurance Group PLC	49,770	360,380
Sage Group PLC	37,774	305,724
Schroders PLC	3,842	142,326
Seadrill, Ltd. (a) (b)	6,620	22,934
Segro PLC	26,151	148,028
Serco Group PLC (b)	60,963	107,946
Severn Trent PLC	8,025	220,335
Shaftesbury PLC	9,382	105,379
Sky PLC	44,952	550,450
Smith & Nephew PLC	32,219	486,097
Smiths Group PLC	33,165	580,281
Spirax-Sarco Engineering PLC	2,444	126,354
Sports Direct International PLC (b)	5,274	18,156
SSE PLC	48,187	924,691
St James’s Place PLC	17,626	220,845

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Standard Chartered PLC (b)	97,898	$802,741
Standard Life PLC	113,950	523,784
TalkTalk Telecom Group PLC (a)	14,643	30,614
Tate & Lyle PLC	30,667	268,098
Taylor Wimpey PLC	82,940	157,314
Telecom Plus PLC	2,118	30,777
Tesco PLC (b)	319,797	817,382
Thomas Cook Group PLC (b)	36,099	38,896
TP ICAP PLC	25,311	135,517
Travis Perkins PLC	5,385	96,616
Trinity Mirror PLC	15,899	20,824
Tullow Oil PLC (a) (b)	41,610	160,776
UBM PLC	13,249	119,755
Unilever NV	67,382	2,779,948
Unilever PLC	49,385	2,009,167
United Utilities Group PLC	23,922	266,328
Victrex PLC	3,200	76,353
Vodafone Group PLC	968,478	2,391,604
Weir Group PLC	3,865	90,262
Whitbread PLC	6,363	296,886
William Hill PLC	48,450	173,735
Wm Morrison Supermarkets PLC	132,796	378,554
Workspace Group PLC	7,943	77,733
Worldpay Group PLC (e)	48,010	160,114
WPP PLC	45,183	1,013,879
Xaar PLC	5,983	29,572

		77,722,201

UNITED STATES — 0.7%
Argonaut Gold, Inc. (b)	11,861	18,751
Flex, Ltd. (b)	46,438	667,314
ICON PLC (b)	2,052	154,310
Mobileye NV (a) (b)	4,650	177,258
QIAGEN NV (b)	8,157	229,544
REC Silicon ASA (a) (b)	102,215	13,537
Shire PLC	30,471	1,763,595
Stratasys, Ltd. (a) (b)	1,589	26,282
Tahoe Resources, Inc.	4,848	45,731
Thomson Reuters Corp. (a)	14,366	629,467
Valeant Pharmaceuticals International, Inc. (a) (b)	11,411	165,670

		3,891,459

TOTAL COMMON STOCKS (Cost $628,804,945)		575,215,817

WARRANTS — 0.0% (f)
FRANCE — 0.0% (f)
Peugeot SA (expiring 4/29/17) (b) (Cost $16,146)	12,469	41,954

RIGHTS — 0.0% (f)
ITALY — 0.0% (f)
Credito Valtellinese (expiring 1/5/17) (b) (c)	49,248	—

SPAIN — 0.0% (f)
Faes Farma SA (expiring 1/5/17) (b)	9,238	887
Repsol SA (expiring 1/6/17) (b)	46,822	17,383

		18,270

TOTAL RIGHTS (Cost $17,194)		18,270

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (h) (i)	22,237	22,237
State Street Navigator Securities Lending Government Money Market Portfolio (i) (j)	9,060,171	9,060,171

TOTAL SHORT-TERM INVESTMENTS (Cost $9,082,408)		9,082,408

TOTAL INVESTMENTS — 101.2% (Cost $637,920,693)		584,358,449
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(6,942,677)

NET ASSETS — 100.0%		$577,415,772

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $115,959 representing 0.0% of net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(h)	The rate shown is the annualized seven-day yield at December 31, 2016.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$35,228,993	$2,598		$—		$35,231,591
Austria.	1,253,624	—		—		1,253,624
Belgium	6,437,111	—		—		6,437,111
Canada	49,323,474	—		—		49,323,474
Chile	97,177	—		—		97,177
China.	425,218	—		—		425,218
Denmark	8,325,618	—		—		8,325,618
Egypt.	33,045	—		—		33,045
Finland	5,773,305	—		—		5,773,305
France	44,783,878	—		—		44,783,878
Germany	42,162,183	—		—		42,162,183
Hong Kong	16,548,275	—		—		16,548,275
Ireland	3,773,988	—		0	(b)	3,773,988
Israel	3,584,374	—		—		3,584,374
Italy.	10,142,187	19,246		—		10,161,433
Japan	132,886,987	—		—		132,886,987
Jordan	110,498	—		—		110,498
Luxembourg	1,193,394	—		—		1,193,394
Macau	100,186	—		—		100,186
Malta	68,029	—		—		68,029
Mexico	101,266	—		—		101,266
Netherlands	20,292,958	—		—		20,292,958
New Zealand	1,464,887	—		—		1,464,887
Norway	3,864,816	—		—		3,864,816
Portugal	891,143	—		—		891,143
Singapore.	6,022,890	80,665		—		6,103,555
South Africa	645,485	—		—		645,485
South Korea	24,972,931	13,450		0	(b)	24,986,381
Spain	14,108,996	—		0	(b)	14,108,996
Sweden	15,843,353	—		—		15,843,353
Switzerland	43,025,929	—		—		43,025,929
United Kingdom	77,722,201	—		0	(b)	77,722,201
United States	3,891,459	—		—		3,891,459
Warrants
France	41,954	—		—		41,954
Rights
Italy.	—	0	(a)	—		—
Spain	18,270	—		—		18,270
Short-Term Investments	9,082,408	—		—		9,082,408

TOTAL INVESTMENTS	$584,242,490	$115,959		$0		$584,358,449

(a)	Fund held Level 2 securities that were valued at $0 at December 31, 2016.
(b)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	365,689	$365,689	1,564	367,253	—	$—	$15
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	10,365,971	10,343,734	22,237	22,237	1,084
State Street Navigator Securities Lending Government Money Market Portfolio *	27,460,160	27,460,160	235,273,080	253,673,069	9,060,171	9,060,171	66,222

TOTAL		$27,825,849				$9,082,408	$67,321

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 6.7%
Abacus Property Group	139,204	$304,409
Aconex, Ltd. (a) (b)	109,862	403,324
Acrux, Ltd. (b)	53,301	11,965
AET&D Holdings NO. 1 Pty, Ltd. (a) (b) (c)	110,316	—
Ainsworth Game Technology, Ltd.	62,651	95,721
ALE Property Group (a)	72,970	222,446
Altium, Ltd.	57,418	336,353
AP Eagers, Ltd.	32,749	218,639
APN News & Media, Ltd. (b)	83,166	171,026
APN Outdoor Group, Ltd.	87,551	374,668
ARB Corp., Ltd. (a)	15,515	198,287
Ardent Leisure Group	247,094	418,674
Arrium, Ltd. (b) (d)	1,727,582	27,521
Asaleo Care, Ltd.	181,152	194,135
Aspen Group	208,553	169,890
Astro Japan Property Group	31,208	150,275
Atlas Iron, Ltd. (b)	4,122	81
Ausdrill, Ltd. (b)	551	503
Austal, Ltd.	144,798	182,436
Austbrokers Holdings, Ltd.	25,931	197,155
Australian Agricultural Co., Ltd. (b)	175,478	215,373
Australian Pharmaceutical Industries, Ltd.	68,855	102,707
Automotive Holdings Group, Ltd.	63,352	181,199
Aveo Group	174,110	422,345
AWE, Ltd. (b)	274,559	123,261
BC Iron, Ltd. (b)	237	27
Beach Energy, Ltd.	1,160,452	714,241
Beadell Resources, Ltd. (b)	499,496	97,655
Bega Cheese, Ltd. (a)	53,215	163,380
Bellamy’s Australia, Ltd. (a) (d)	34,697	167,829
Billabong International, Ltd. (b)	59,814	54,356
Bradken, Ltd. (b)	85,432	199,193
Breville Group, Ltd.	24,394	152,968
Brickworks, Ltd.	15,859	156,061
Brookside Energy, Ltd. (b)	71,817	572
Burson Group, Ltd.	93,094	399,063
Buru Energy, Ltd. (b)	804	119
BWP Trust	154,689	334,911
Cabcharge Australia, Ltd.	56,473	158,661
Cardno, Ltd. (b)	95,379	65,265
Cash Converters International, Ltd.	30,630	7,430
Central Petroleum, Ltd. (b)	1,459	211
Charter Hall Group	118,803	407,760
Charter Hall Retail REIT	228,387	699,536
Cleanaway Waste Management, Ltd.	685,174	610,245
Collins Foods, Ltd.	31,766	151,122
Cooper Energy, Ltd. (b)	1,213	312
Corporate Travel Management, Ltd. (a)	46,337	614,684
Cover-More Group, Ltd.	135,245	189,007
Credit Corp. Group, Ltd.	25,418	330,189
Cromwell Property Group	443,037	315,991
CSG, Ltd.	202,146	106,853
CSR, Ltd.	309,435	1,035,166
Data#3, Ltd.	523	581
Decmil Group, Ltd.	31,464	23,580
Downer EDI, Ltd.	217,253	958,035

DuluxGroup, Ltd.	76,122	343,948
Eclipx Group, Ltd.	127,664	346,656
Emeco Holdings, Ltd. (b)	2,362	116
ERM Power, Ltd. (a)	134,956	125,572
Estia Health, Ltd. (a)	91,990	173,186
Event Hospitality & Entertainment, Ltd.	48,664	485,222
Evolution Mining, Ltd.	3,399	5,218
Fairfax Media, Ltd.	973,955	627,664
Fleetwood Corp., Ltd. (b)	2,323	3,314
FlexiGroup, Ltd.	103,005	168,564
Folkestone Education Trust	121,809	224,033
G8 Education, Ltd. (a)	158,801	412,806
Galaxy Resources, Ltd. (a) (b)	752,572	286,092
Gateway Lifestyle (a)	154,699	241,958
GDI Property Group	201,506	144,451
GrainCorp, Ltd. Class A	61,587	426,329
Greencross, Ltd.	47,803	237,453
Greenland Minerals & Energy, Ltd. (b)	6,429	321
GUD Holdings, Ltd.	42,250	320,311
GWA Group, Ltd.	123,787	265,317
Hansen Technologies, Ltd.	90,065	255,647
Horizon Oil, Ltd. (b)	4,041	164
Hotel Property Investments	77,478	159,329
Icon Energy, Ltd. (b)	1,681	37
Imdex, Ltd. (b)	746	311
Independence Group NL	237,670	743,458
Industria REIT	91,889	139,727
Infigen Energy (a) (b)	888,840	579,248
Infomedia, Ltd.	333,701	176,392
Ingenia Communities Group	54,815	106,770
Intrepid Mines, Ltd. (b)	96	85
InvoCare, Ltd. (a)	190,863	1,916,888
IOOF Holdings, Ltd. (a)	98,123	654,378
IRESS, Ltd.	50,027	429,985
iSelect, Ltd.	151,757	207,687
iSentia Group, Ltd.	88,269	183,438
Jacana Minerals, Ltd. (b) (c)	12,051	—
Japara Healthcare, Ltd. (a)	120,570	197,309
JB Hi-Fi, Ltd.	11,164	226,671
Karoon Gas Australia, Ltd.	122,426	159,124
Kingsgate Consolidated, Ltd. (a) (b)	104,425	21,550
Liquefied Natural Gas, Ltd. (a)	220,471	107,759
Lynas Corp., Ltd. (b)	742,884	39,268
MACA, Ltd.	27,564	34,230
Mantra Group, Ltd.	134,780	300,590
McMillan Shakespeare, Ltd.	38,721	304,772
Medusa Mining, Ltd. (b)	94,490	34,210
Melbourne IT, Ltd.	530	718
Mesoblast, Ltd. (a) (b)	107,278	111,082
Metals X, Ltd. (a) (b)	178,683	72,455
Metcash, Ltd. (b)	415,080	685,275
Mincor Resources NL (b)	662	101
Mineral Deposits, Ltd. (b)	86	30
Mineral Resources, Ltd.	79,685	699,323
MMA Offshore, Ltd. (b)	99,270	19,408
Monadelphous Group, Ltd.	69,206	562,758
Mount Gibson Iron, Ltd. (b)	488,612	123,831
Myer Holdings, Ltd. (a)	416,091	415,782
MYOB Group, Ltd. (a)	107,548	285,024
Nanosonics, Ltd. (b)	144,515	325,441

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Navitas, Ltd.	134,682	$485,666
New South Resources, Ltd. (b)	201,816	218,472
NEXTDC, Ltd. (b)	175,988	463,856
nib holdings, Ltd.	202,239	695,596
Nine Entertainment Co. Holdings, Ltd.	221,528	170,835
NRW Holdings, Ltd. (b)	474	228
Nufarm, Ltd.	114,402	758,800
OM Holdings, Ltd. (b)	1,236	134
oOh!media, Ltd.	84,136	278,417
Orocobre, Ltd. (a) (b)	85,631	280,884
OZ Minerals, Ltd.	104,780	598,624
OzForex Group, Ltd. (a)	117,743	143,233
Pact Group Holdings, Ltd.	61,374	299,976
Paladin Energy, Ltd. (a)	734,937	45,766
Peet, Ltd.	215,868	151,621
Perpetual, Ltd.	18,144	640,612
Perseus Mining, Ltd. (a) (b)	288,893	70,078
Pilbara Minerals, Ltd. (a) (b)	468,063	169,462
Primary Health Care, Ltd.	162,842	481,089
Programmed Maintenance Services, Ltd.	253,971	354,008
Qube Holdings, Ltd.	920	1,625
RCG Corp., Ltd.	180,740	194,348
RCR Tomlinson, Ltd.	46,613	92,819
Regis Resources, Ltd.	195,073	419,519
Reject Shop, Ltd.	18,695	114,794
Reliance Worldwide Corp., Ltd. (b)	176,092	408,026
Resapp Health, Ltd. (b)	348,146	92,014
Resolute Mining, Ltd.	336,928	317,160
Retail Food Group, Ltd. (a)	72,445	368,251
Ridley Corp., Ltd.	50,487	45,697
Sandfire Resources NL	52,863	215,888
Saracen Mineral Holdings, Ltd. (b)	252,696	181,147
Select Harvests, Ltd. (a)	29,839	143,467
Senex Energy, Ltd. (a) (b)	557,863	107,046
Seven West Media, Ltd.	445,089	259,443
SG Fleet Group, Ltd.	68,860	166,039
Shopping Centres Australasia Property Group	271,620	434,663
Sigma Pharmaceuticals, Ltd.	956,514	893,469
Silver Chef, Ltd.	9,734	62,449
Silver Lake Resources, Ltd. (a) (b)	266,319	123,419
Sino Gas & Energy Holdings, Ltd. (b)	607,943	50,624
Sirtex Medical, Ltd.	30,986	317,932
Slater & Gordon, Ltd. (a) (b)	145,813	23,756
Southern Cross Media Group, Ltd.	464,030	519,126
Spotless Group Holdings, Ltd.	459,564	329,443
St. Barbara, Ltd. (b)	255,815	377,881
Starpharma Holdings, Ltd. (b)	129,124	67,787
Steadfast Group, Ltd.	227,596	364,213
Strandline Resources, Ltd. (b)	48,532	281
Structural Monitoring Systems PLC (b)	60,120	77,053
Sundance Energy Australia, Ltd. (a) (b)	179,566	28,605
Sundance Resources, Ltd. (b)	11,454	25
Sunland Group, Ltd.	26,844	31,295
Super Retail Group, Ltd.	50,063	375,194
Syrah Resources, Ltd. (a) (b)	96,027	212,076
Tap Oil, Ltd. (b)	696	44
Tassal Group, Ltd.	40,146	120,639
Technology One, Ltd.	120,069	491,222

Ten Network Holdings, Ltd. (b)	55,704	37,310
TFS Corp., Ltd. (a)	140,217	168,542
Tiger Resources, Ltd. (b)	2,364	62
Tox Free Solutions, Ltd.	37,483	70,296
Village Roadshow, Ltd.	7,180	23,708
Virgin Australia Holdings, Ltd. (b)	487,085	82,884
Virtus Health, Ltd.	15,719	71,024
Vista Group International, Ltd. (b)	78,060	304,815
Vita Group, Ltd.	67,819	158,618
Viva Energy REIT (a) (b)	151,845	263,882
Webjet, Ltd.	58,473	448,807
Western Areas, Ltd. (a) (b)	107,625	239,249
Westgold Resources, Ltd. (b)	89,339	106,739
Whitehaven Coal, Ltd.	259,656	490,724
WorleyParsons, Ltd.	90,947	640,108
WPP AUNZ, Ltd.	570,421	499,781

		45,898,567

AUSTRIA — 0.6%
CA Immobilien Anlagen AG	21,398	394,177
Conwert Immobilien Invest SE (b)	24,126	412,749
DO & Co. AG	3,869	256,496
POLYTEC Holding AG	3,243	35,523
Porr AG	7,427	304,885
RHI AG	12,221	312,585
S IMMO AG (b)	28,663	302,323
Schoeller-Bleckmann Oilfield Equipment AG	4,589	370,424
Semperit AG Holding (a)	4,903	133,190
Wienerberger AG	49,162	855,325
Zumtobel Group AG	21,522	385,679

		3,763,356

BELGIUM — 1.3%
Ablynx NV (a) (b)	30,728	350,518
Aedifica SA	5,725	429,213
AGFA-Gevaert NV (b)	168,461	652,634
Barco NV	16,675	1,407,740
Befimmo SA	2,881	162,147
Deceuninck NV	20,482	48,867
Econocom Group SA	23,081	339,365
Euronav NV	58,369	466,599
EVS Broadcast Equipment SA	14,774	517,351
Fagron (a) (b)	14,530	148,857
Ion Beam Applications	10,707	470,249
Kinepolis Group NV	3,225	144,567
Lotus Bakeries	170	448,269
MDxHealth (b)	48,386	244,254
Nyrstar NV (b)	51,922	426,891
Orange Belgium SA (b)	20,738	434,296
Recticel SA	28,047	196,132
Retail Estates NV REIT (a)	4,151	329,246
Rezidor Hotel Group AB	47,566	185,874
Tessenderlo Chemie NV (b)	36,342	1,333,944
ThromboGenics NV (b)	15,486	41,308
Warehouses De Pauw CVA	4,186	374,805

		9,153,126

CANADA — 9.2%
Advantage Oil & Gas, Ltd. (b)	126,833	862,546
Aecon Group, Inc.	26,960	306,581

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Africa Oil Corp. (a) (b)	144,596	$286,809
AG Growth International, Inc.	6,056	237,173
AGF Management, Ltd. Class B	10,858	50,766
AGT Food & Ingredients, Inc.	10,285	281,006
Aimia, Inc.	57,366	379,859
Air Canada (b)	99,038	1,009,544
Alaris Royalty Corp. (a)	12,968	231,597
Altius Minerals Corp.	3,155	29,831
Altus Group, Ltd.	8,997	207,708
Arbutus Biopharma Corp. (b) (e)	614	1,504
Arbutus Biopharma Corp. (b) (d) (e)	11,276	27,626
Artis Real Estate Investment Trust	16,201	153,427
Asanko Gold, Inc. (b)	81,153	249,320
Atrium Mortgage Investment Corp. (a)	33,164	300,468
ATS Automation Tooling Systems, Inc. (b)	31,951	298,294
AutoCanada, Inc.	8,550	147,404
Avigilon Corp. (a) (b)	14,613	139,696
Badger Daylighting, Ltd. (a)	14,387	344,374
Ballard Power Systems, Inc. (a) (b)	67,940	112,469
Baytex Energy Corp. (a) (b)	89,356	437,102
Bellatrix Exploration, Ltd. (a) (b)	91,442	87,279
Birchcliff Energy, Ltd. (b)	95,232	665,392
Bird Construction, Inc. (a)	18,307	123,680
Black Diamond Group, Ltd. (a)	11,626	39,185
Boardwalk Real Estate Investment Trust	4,282	155,340
Bonavista Energy Corp.	89,148	319,751
Bonterra Energy Corp. (a)	9,317	202,104
Boyd Group Income Fund	1,467	93,596
Calfrac Well Services, Ltd. (a)	39,181	139,071
Callidus Capital Corp. (a)	12,750	175,508
Canaccord Genuity Group, Inc. (a)	45,833	163,024
Canacol Energy, Ltd. (b)	38,694	132,149
Canadian Energy Services & Technology Corp.	80,222	458,223
Canadian Solar, Inc. (a) (b)	16,279	198,278
Canadian Western Bank (a)	18,012	407,505
Canam Group, Inc. (a)	11,258	75,722
Canexus Corp.	86,554	105,203
Canfor Corp. (b)	29,988	341,461
Canyon Services Group, Inc.	24,520	128,538
Capital Power Corp. (a)	16,407	284,206
Capstone Mining Corp. (b)	197,547	185,608
Cara Operations, Ltd.	8,604	160,076
Cardinal Energy, Ltd. (a)	43,372	342,500
Cascades, Inc.	24,242	218,730
Celestica, Inc. (b)	104,167	1,235,820
Centerra Gold, Inc.	80,405	377,128
Colliers International Group, Inc.	28,614	1,055,969
Colossus Minerals, Inc. (b) (c)	390	—
Computer Modelling Group, Ltd.	39,426	267,828
Continental Gold, Inc. (b)	54,282	178,100
Corus Entertainment, Inc. Class B (a)	83,484	784,384
Crew Energy, Inc. (a) (b)	65,866	368,856
Dalradian Resources, Inc. (a) (b)	104,232	90,937
Delphi Energy Corp. (a) (b)	63,345	79,828
Denison Mines Corp. (a) (b)	264,231	137,923
Descartes Systems Group, Inc. (b)	39,740	848,407
DHX Media, Ltd. (a)	61,677	324,701

DirectCash Payments, Inc. (a)	2,146	30,373
DIRTT Environmental Solutions (b)	26,917	125,849
Dominion Diamond Corp.	43,705	423,998
Dorel Industries, Inc. Class B	14,086	407,544
DREAM Unlimited Corp. Class A (b)	78,586	396,138
Dundee Corp. Class A (a) (b)	59,385	263,481
Dundee Precious Metals, Inc. (a) (b)	55,804	93,627
Endeavour Mining Corp. (b)	21,771	325,660
Endeavour Silver Corp. (b)	58,497	207,196
EnerCare, Inc. (a)	26,109	347,328
Enerflex, Ltd.	39,607	503,560
Enerplus Corp. (a)	104,119	989,132
Enghouse Systems, Ltd.	10,932	456,013
Ensign Energy Services, Inc.	53,234	372,346
Entertainment One, Ltd.	136,419	388,208
Equitable Group, Inc.	6,262	282,317
Exchange Income Corp.	12,136	377,822
Extendicare, Inc. (a)	43,532	320,716
Firm Capital Mortgage Investment Corp.	29,528	302,976
FirstService Corp.	28,552	1,357,074
Fortuna Silver Mines, Inc. (b)	72,794	411,995
Freehold Royalties, Ltd.	23,121	244,305
GASFRAC Energy Services, Inc. (b) (c)	21,904	—
Gibson Energy, Inc. (a)	59,747	845,605
Gluskin Sheff + Associates, Inc.	12,196	158,606
GMP Capital, Inc.	97,235	319,754
Gran Tierra Energy, Inc. (b)	145,027	439,066
Granite Oil Corp.	9,388	41,233
Granite Real Estate Investment Trust	23,465	784,412
Great Canadian Gaming Corp. (b)	27,683	515,657
Guardian Capital Group, Ltd. Class A	114,613	2,140,901
Guyana Goldfields, Inc. (b)	75,214	343,246
Heroux-Devtek, Inc. (b)	4,599	50,412
High Liner Foods, Inc.	5,353	79,633
Home Capital Group, Inc. (a)	21,433	500,884
Horizon North Logistics, Inc. (a)	70,741	103,391
HudBay Minerals, Inc.	84,077	481,497
IAMGOLD Corp. (b)	160,810	622,351
Imperial Metals Corp. (a) (b)	22,446	101,430
Innergex Renewable Energy, Inc. (a)	54,762	572,917
Interfor Corp. (b)	26,527	297,305
InterRent Real Estate Investment Trust	7,739	43,051
Intertain Group, Ltd. (b)	39,349	275,227
Intertape Polymer Group, Inc.	17,672	331,815
Ivanhoe Mines, Ltd. Class A (b)	163,854	310,346
Just Energy Group, Inc. (a)	75,529	413,395
Kelt Exploration, Ltd. (b)	56,190	283,663
Kinaxis, Inc. (b)	11,345	528,737
Kirkland Lake Gold, Ltd. (b)	40,368	211,315
Klondex Mines, Ltd. (b)	61,637	287,261
Knight Therapeutics, Inc. (b)	21,432	171,641
Labrador Iron Ore Royalty Corp. (a)	24,234	336,480
Laurentian Bank of Canada	3,260	140,338
Lightstream Resources, Ltd. (b) (c)	64,736	—
Liquor Stores N.A., Ltd. (a)	15,464	121,424
Lucara Diamond Corp.	107,724	244,197
MAG Silver Corp. (b)	49,664	547,358

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Major Drilling Group International, Inc. (a) (b)	95,476	$499,789
Martinrea International, Inc. (a)	64,752	414,764
MCAN Mortgage Corp.	25,964	277,249
Medical Facilities Corp.	15,621	204,661
MEG Energy Corp. (b)	63,774	438,935
Morguard Corp.	1,730	226,917
Morneau Shepell, Inc. (a)	18,452	264,042
Mountain Province Diamonds, Inc. (a) (b)	40,380	202,344
MTY Food Group, Inc. (a)	9,224	347,761
Mullen Group, Ltd.	33,619	497,122
Nevsun Resources, Ltd.	103,494	320,272
Newalta Corp. (a)	20,183	34,916
NexGen Energy, Ltd. (a) (b)	142,598	247,756
North American Palladium, Ltd. (b)	234	935
North West Co., Inc. (a)	27,403	562,343
Novadaq Technologies, Inc. (b)	21,981	155,845
Novagold Resources, Inc. (a) (b)	110,849	507,522
NuVista Energy, Ltd. (b)	97,771	505,970
Nymox Pharmaceutical Corp. (b)	42	112
OneREIT	8,770	23,412
Osisko Gold Royalties, Ltd.	33,632	328,282
Painted Pony Petroleum, Ltd. (b)	46,879	322,303
Paramount Resources, Ltd. Class A (b)	26,268	353,949
Parex Resources, Inc. (b)	56,972	717,965
Pason Systems, Inc.	37,171	544,378
Pengrowth Energy Corp.	223,278	321,335
Penn West Petroleum, Ltd. (b)	180,148	318,371
Pizza Pizza Royalty Corp.	21,290	280,364
Poseidon Concepts Corp. (b) (c)	43,064	—
Precision Drilling Corp.	134,325	733,201
Premier Gold Mines, Ltd. (a) (b)	91,366	174,413
Premium Brands Holdings Corp. (a)	11,396	586,010
Pretium Resources, Inc. (b)	58,275	483,217
Primero Mining Corp. (a) (b)	53,285	42,118
ProMetic Life Sciences, Inc. (b) (e)	3,753	6,271
ProMetic Life Sciences, Inc. (a) (b) (e)	227,628	378,517
Pure Technologies, Ltd.	31,684	113,406
Raging River Exploration, Inc. (b)	81,017	637,962
Redknee Solutions, Inc. (a) (b)	30,728	35,745
Reitmans Canada, Ltd. Class A	25,774	112,048
Richelieu Hardware, Ltd.	24,254	462,274
Richmont Mines, Inc. (b)	25,489	165,739
RMP Energy, Inc. (a) (b)	52,169	29,565
Rogers Sugar, Inc. (a)	9,138	46,404
Rubicon Minerals Corp. (b)	1,094	1,526
Russel Metals, Inc.	16,017	305,518
Sandstorm Gold, Ltd. (b)	61,253	240,709
Sandvine Corp.	35,427	74,233
Seabridge Gold, Inc. (a) (b)	22,661	186,553
Secure Energy Services, Inc.	58,022	506,646
SEMAFO, Inc. (b)	132,493	436,687
ShawCor, Ltd.	30,760	822,071
Sherritt International Corp. (b)	152,178	150,924
Sienna Senior Living, Inc.	35,568	432,317
Sierra Wireless, Inc. (b)	16,108	252,481
Silver Standard Resources, Inc. (b)	44,160	395,482
Silvercorp Metals, Inc.	98,890	230,809
SilverCrest Metals, Inc. (b)	3,995	7,031

Sirius XM Canada Holdings, Inc. (a)	40,544	153,584
Sleep Country Canada Holdings, Inc. (f)	15,773	338,501
Solium Capital, Inc. (a) (b)	30,270	190,507
Southern Pacific Resource Corp. (b) (c)	281,142	—
Spartan Energy Corp. (b)	119,099	295,738
Stornoway Diamond Corp. (b)	143,482	106,992
Stuart Olson, Inc.	5,183	22,532
SunOpta, Inc. (b)	31,210	220,031
Sunshine Oilsands, Ltd. (b)	1,664,000	70,825
Superior Plus Corp. (a)	56,841	540,414
Surge Energy, Inc. (a)	106,419	262,665
Teranga Gold Corp. (a) (b)	79,214	48,436
TFI International, Inc.	24,482	636,946
Timmins Gold Corp. (b)	45,265	14,008
TORC Oil & Gas, Ltd.	31,358	193,379
Torex Gold Resources, Inc. (b)	36,679	568,626
Total Energy Services, Inc.	10,634	115,614
TransAlta Corp.	105,068	582,122
Transcontinental, Inc. Class A	38,734	640,921
TransGlobe Energy Corp.	49,314	83,474
Trevali Mining Corp. (b)	171,299	144,341
Tricon Capital Group, Inc. (a)	35,675	251,658
Trinidad Drilling, Ltd.	93,945	233,978
Twin Butte Energy, Ltd. (b) (c)	83,708	—
Uni-Select, Inc.	57,516	1,264,790
Wajax Corp. (a)	5,249	90,259
Western Energy Services Corp.	16,921	39,115
Western Forest Products, Inc.	178,023	250,896
Westshore Terminals Investment Corp.	17,330	334,569
Wi-LAN, Inc.	84,076	137,300
Yellow Pages, Ltd. (b)	11,412	150,538

		63,271,570

CHINA — 0.2%
APT Satellite Holdings, Ltd.	134,000	64,467
Beijing Properties Holdings, Ltd. (b)	1,234,000	59,685
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	117,599
Bloomage BioTechnology Corp., Ltd. (a)	62,500	94,155
China Everbright Water, Ltd.	152,964	52,940
China Gold International Resources Corp., Ltd. (a) (b)	119,204	175,999
China Merchants Land, Ltd.	212,000	30,625
China New Town Development Co., Ltd. (b)	424,900	20,588
China Traditional Chinese Medicine Holdings Co., Ltd.	990,316	458,554
Chong Hing Bank, Ltd.	57,000	110,131
Daphne International Holdings, Ltd. (b)	550,000	55,332
Greenland Hong Kong Holdings, Ltd. (b)	183,000	45,554
HC International, Inc. (a) (b)	168,000	123,294
ISDN Holdings, Ltd.	1,762	274
Nam Tai Property, Inc. (a)	5,184	38,362
Sino Grandness Food Industry Group, Ltd. (a)	173,000	28,740

		1,476,299

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

DENMARK — 0.9%
ALK-Abello A/S	2,207	$288,024
Amagerbanken A/S (b) (c)	308,573	—
Bang & Olufsen A/S (b)	32,396	367,638
Bavarian Nordic A/S (a) (b)	16,000	565,142
D/S Norden A/S (b)	14,458	226,626
FLSmidth & Co. A/S	20,578	855,282
Forward Pharma A/S ADR (b)	2,500	37,525
H+H International A/S Class B (b)	28,947	310,020
IC Group A/S	25,100	526,956
Matas A/S	13,243	181,281
NKT Holding A/S	10,973	776,564
NNIT A/S (a) (f)	7,364	213,100
OW Bunker A/S (b) (c)	9,828	—
Per Aarsleff Holding A/S Class B	10,987	274,303
Santa Fe Group A/S (b)	35,168	279,366
Scandinavian Tobacco Group A/S Class A (f)	16,919	285,361
Schouw & Co.	3,029	226,008
Solar A/S Class B	1,395	71,436
Spar Nord Bank A/S	31,421	361,030
United International Enterprises	1,230	216,529

		6,062,191

FAEROE ISLANDS — 0.1%
Bakkafrost P/F	20,118	801,195

FINLAND — 1.1%
BasWare Oyj (b)	4,231	161,994
Caverion Corp. (a)	31,029	259,204
Cramo Oyj	14,926	374,531
Fiskars Oyj Abp	22,223	412,539
Kemira Oyj	30,200	386,382
Konecranes Oyj	18,457	657,613
Lassila & Tikanoja Oyj	67,559	1,368,151
Metsa Board Oyj (a)	87,867	629,745
Oriola-KD Oyj Class B	33,228	151,054
Outotec Oyj (a) (b)	54,687	287,944
PKC Group Oyj	13,404	223,520
Raisio Oyj Class V	33,248	125,194
Ramirent Oyj	32,386	252,436
Sanoma Oyj	32,601	283,512
Sponda Oyj	48,501	223,860
Stockmann Oyj Abp Class B (a) (b)	10,073	75,009
Talvivaara Mining Co. PLC (a) (b) (c)	572,382	—
Tikkurila Oyj	9,410	186,693
Uponor Oyj	24,222	421,800
Valmet Oyj	49,060	723,409
YIT Oyj	45,722	366,030

		7,570,620

FRANCE — 2.1%
AB Science SA (b)	13,050	188,298
Advanced Accelerator Applications SA ADR (b)	13,207	353,419
Air France-KLM (b)	40,825	222,793
Akka Technologies	6,761	246,952
Albioma SA	11,111	193,838
Assystem	2,195	61,283
Beneteau SA	12,289	178,225
Bonduelle SCA	4,653	122,743

Bourbon Corp. (a)	8,170	105,562
Cellectis SA (b)	13,842	236,664
CGG SA (a) (b)	10,411	150,549
Cie des Alpes	4,365	87,015
Coface SA (b)	32,768	214,285
DBV Technologies SA (a) (b)	10,184	712,703
Direct Energie	8,389	315,884
Eramet (b)	3,951	236,454
Esker SA	8,817	416,628
Etablissements Maurel et Prom (b)	59,355	264,192
Europcar Groupe SA (b) (f)	21,837	221,896
Faiveley Transport SA	2,187	230,997
Flamel Technologies SA ADR (b)	19,923	207,000
Fonciere de Paris SIIC	4,091	550,117
Gaztransport Et Technigaz SA	11,282	489,018
Genfit (b)	9,533	211,254
GL Events	28,177	505,235
Groupe Fnac SA (b) (e)	2,378	161,101
Groupe Fnac SA (b) (e)	13,261	883,212
Guerbet	2,848	213,850
Haulotte Group SA	3,055	45,305
ID Logistics Group (b)	1,181	168,164
Innate Pharma SA (a) (b)	24,950	384,477
Interparfums SA	1,928	55,719
IPSOS	14,018	441,273
Jacquet Metal Service	28,667	598,985
Kaufman & Broad SA	7,245	258,288
Le Noble Age	6,988	260,550
LISI	7,275	235,187
Maisons du Monde SA (b) (f)	18,517	489,149
Marie Brizard Wine & Spirits SA (a) (b)	13,503	254,367
Mersen SA	30,296	649,320
Naturex (b)	3,326	298,188
Neopost SA	10,908	341,935
Nicox (b)	16,718	150,430
Parrot SA (a) (b)	9,091	99,531
Pierre & Vacances SA (a) (b)	1,006	40,247
Rallye SA	9,509	184,746
Rothschild & Co.	8,265	224,040
Sequana SA (b)	24,808	44,221
SOITEC (b)	196,034	303,947
Solocal Group (a) (b)	19,763	64,286
Solutions 30 SE (b)	19,985	287,520
Trigano SA	3,057	239,667
Valneva SE (a) (b)	51,357	167,382
Virbac SA (b)	1,774	312,852

		14,580,943

GERMANY — 2.8%
ADO Properties SA (f)	9,004	303,998
ADVA Optical Networking SE (b)	11,548	94,007
AIXTRON SE (b)	44,249	144,635
Amadeus Fire AG	3,008	232,939
AURELIUS SE & Co. KGaA	9,589	562,541
BayWa AG	2,197	71,349
Bertrandt AG	2,690	274,308
bet-at-home.com AG	1,697	143,175
Bilfinger SE (a) (b)	16,156	623,258
Biotest AG Preference Shares	10,197	144,013

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Borussia Dortmund GmbH & Co. KGaA	37,804	$209,776
BRAAS Monier Building Group SA	9,079	241,078
CANCOM SE	8,402	398,923
Capital Stage AG	61,261	410,306
Cewe Stiftung & Co. KGaA	3,039	271,079
Deutsche Pfandbriefbank AG (f)	34,488	331,751
Deutz AG	34,031	191,854
DIC Asset AG	77,464	743,517
Draegerwerk AG & Co. KGaA	2,174	149,299
Draegerwerk AG & Co. KGaA Preference Shares	1,430	119,894
Elmos Semiconductor AG	9,664	145,048
ElringKlinger AG (a)	7,988	133,752
Evotec AG (b)	47,425	372,260
GFK SE	4,213	192,788
Grammer AG	7,127	357,443
Hamborner REIT AG	43,253	412,278
Hamburger Hafen und Logistik AG	6,666	124,448
Heidelberger Druckmaschinen AG (a) (b)	110,295	294,673
HELMA Eigenheimbau AG	2,443	133,914
Hornbach Holding AG & Co. KGaA	2,429	160,637
Indus Holding AG	26,649	1,451,499
Isra Vision AG	499	53,158
Jenoptik AG	81,080	1,404,652
Kloeckner & Co. SE (b)	53,197	668,265
Koenig & Bauer AG (b)	8,282	373,440
Kontron AG (b)	64,188	192,952
KSB AG Preference Shares	246	92,111
Leoni AG	10,444	372,830
LPKF Laser & Electronics AG (a) (b)	12,432	91,133
MLP AG	62,741	276,285
MorphoSys AG (a) (b)	10,013	514,859
Norma Group SE	11,926	510,076
PATRIZIA Immobilien AG (b)	51,632	859,633
Pfeiffer Vacuum Technology AG	2,059	192,893
QSC AG	19,317	39,017
RIB Software AG (a)	15,884	208,667
SAF-Holland SA	15,132	217,621
Salzgitter AG	8,647	305,990
Schaltbau Holding AG (a)	2,356	76,438
SGL Carbon SE (b)	22,413	197,631
SLM Solutions Group AG (a) (b)	5,500	188,537
SMA Solar Technology AG (a)	3,406	90,225
STRATEC Biomedical AG	2,850	137,631
Surteco SE	7,934	198,038
Suss MicroTec AG (b)	4,008	27,056
Takkt AG	15,658	355,244
Tele Columbus AG (b) (f)	26,982	224,828
TLG Immobilien AG	20,884	394,290
Vossloh AG (b)	3,961	249,043
Wacker Neuson SE	9,268	150,688
Washtec AG	5,787	302,140
XING AG	1,591	294,424
Zeal Network SE	4,261	165,794
zooplus AG (b)	2,535	324,866

		19,190,895

GREECE — 0.0% (g)
Fourlis Holdings SA (b)	130	559
TT Hellenic Postbank SA (b) (c)	129,076	—

		559

HONG KONG — 3.6%
13 Holdings, Ltd. (a) (b)	417,000	122,091
Allied Properties HK, Ltd.	2,538,391	566,404
Cafe de Coral Holdings, Ltd.	177,191	574,780
Century Sunshine Group Holdings, Ltd.	787,698	28,447
China Baoli Technologies Holdings, Ltd. (a) (b)	8,025,000	238,065
China Cord Blood Corp. (a) (b)	19,391	118,673
China Household Holdings, Ltd. (b)	700,000	18,960
China Innovationpay Group, Ltd. (b)	2,288,000	171,161
China Innovative Finance Group, Ltd. (b)	4,722,000	341,064
China LNG Group, Ltd. (a)	7,710,000	179,993
China LotSynergy Holdings, Ltd. (a) (b) (d)	4,480,000	144,457
China Ocean Resources Co., Ltd. (a) (b)	26,593	28,183
China Oceanwide Holdings, Ltd. (b)	759,000	75,380
China Regenerative Medicine International, Ltd. (a) (b)	5,733,056	188,559
China Resources and Transportation Group, Ltd. (b)	289,999	5,237
China Ruifeng Renewable Energy Holdings, Ltd. (b)	427,200	50,141
China Sandi Holdings, Ltd. (b)	309	11
China Smarter Energy Group Holdings, Ltd. (a) (b)	1,314,000	142,363
China Strategic Holdings, Ltd. (a) (b)	8,616,667	196,714
China Water Industry Group, Ltd. (b)	440,000	73,209
Chow Sang Sang Holdings International, Ltd.	241,939	449,356
CK Life Sciences Int’l Holdings, Inc.	2,556,000	227,474
Common Splendor International Health Industry Group, Ltd. (b)	2,170,000	184,725
Culturecom Holdings, Ltd. (b)	375,000	44,498
Digital Domain Holdings, Ltd. (a) (b)	4,499,996	281,498
Emperor Entertainment Hotel, Ltd.	100,000	23,603
Enerchina Holdings, Ltd. (a) (b)	2,229,000	89,124
Esprit Holdings, Ltd. (a) (b)	905,035	710,893
EverChina International Holdings Co., Ltd. (b)	1,040,000	46,949
Fairwood Holdings, Ltd.	148,500	542,044
FDG Electric Vehicles, Ltd. (a) (b)	7,087,493	315,380
Freeman FinTech Corp., Ltd. (b)	4,620,000	297,943
G-Resources Group, Ltd.	13,207,790	241,902
GCL New Energy Holdings, Ltd. (a) (b)	3,502,000	205,518
Giordano International, Ltd.	1,316,000	711,200
Global Brands Group Holding, Ltd. (b)	2,590,000	344,079
Global Sources, Ltd. (b)	7,572	67,012
Goldin Properties Holdings, Ltd. (b)	3,676	3,404
Haier Healthwise Holdings, Ltd. (a) (b)	2,728,000	74,946
Hanison Construction Holdings, Ltd.	4,000	722
Hao Tian Development Group, Ltd. (b)	1,017,600	38,062
Heng Tai Consumables Group, Ltd. (b)	324,000	10,155
HKBN, Ltd.	514,913	565,178
HKR International, Ltd. (b)	2,564,459	1,177,518

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Honbridge Holdings, Ltd. (a) (b)	1,304,000	$109,323
Hopewell Highway Infrastructure, Ltd. (a)	556,000	291,871
Huarong International Financial Holdings, Ltd. (b)	341,000	134,145
Hybrid Kinetic Group, Ltd. (b)	8,259,000	214,114
Imagi International Holdings, Ltd. (b)	1,613,600	31,218
International Housewares Retail Co., Ltd.	65,000	13,582
iOne Holdings, Ltd. (a) (b)	1,320,000	35,753
K Wah International Holdings, Ltd.	1,553,670	721,412
Kingston Financial Group, Ltd.	4,860	2,100
Kingwell Group, Ltd. (b)	59,111	1,258
Kong Sun Holdings, Ltd. (b)	3,925,000	172,124
L&A International Holdings, Ltd. (b)	1,717,584	2,437
Landing International Development, Ltd. (b)	5,283,500	68,146
Lee’s Pharmaceutical Holdings, Ltd.	208,000	168,479
Loudong General Nice Resources China Holdings, Ltd. (b)	1,095,000	66,379
Luk Fook Holdings International, Ltd. (a)	182,000	475,355
Major Holdings, Ltd. (f)	720,000	111,439
Mason Financial Holdings, Ltd. (a) (b)	3,660,000	87,332
Mei Ah Entertainment Group, Ltd. (b)	1,840,000	123,408
Melco International Development, Ltd. (a)	338,000	459,493
Midland Holdings, Ltd. (b)	745,790	190,460
Midland IC&I, Ltd. (b)	3,648,950	21,179
Nan Hai Corp., Ltd. (b) (d)	9,500,000	318,580
NetMind Financial Holdings, Ltd. (b)	13,852,000	107,198
New Focus Auto Tech Holdings, Ltd. (b)	696,000	43,987
Noble Century Investment Holdings, Ltd. (b)	2,040,000	236,807
Noble Group, Ltd. (a) (b)	4,090,900	481,382
Pacific Basin Shipping, Ltd. (b)	3,017,000	486,415
Pacific Textiles Holdings, Ltd.	2,054	2,231
PAX Global Technology, Ltd. (a)	365,000	241,979
Peace Map Holding, Ltd. (b)	1,560,000	23,139
Peace Mark Holdings, Ltd. (b) (c)	504,228	—
Phoenix Satellite Television Holdings, Ltd.	996,000	168,288
Pico Far East Holdings, Ltd.	202,000	62,008
Playmates Toys, Ltd.	272,000	50,168
Prosperity REIT	564,000	222,599
Road King Infrastructure, Ltd.	1,143,482	949,811
SEA Holdings, Ltd.	110,000	263,893
Shun Tak Holdings, Ltd. (b)	1,228,749	424,737
Sincere Watch Hong Kong, Ltd. (b)	1,070,499	27,615
Sino Oil And Gas Holdings, Ltd. (a) (b)	6,540,000	161,957
Sinolink Worldwide Holdings, Ltd. (b)	672,000	76,274
Skyway Securities Group, Ltd. (b)	1,630,000	43,099
SmarTone Telecommunications Holdings, Ltd.	224,630	301,896
SMI Holdings Group, Ltd. (a)	2,888,409	264,508
Sparkle Roll Group, Ltd. (b)	7,180	458
Spring Real Estate Investment Trust (a)	245,000	101,752
Stella International Holdings, Ltd. (a)	214,500	345,827
Summit Ascent Holdings, Ltd. (a) (b)	548,000	137,121

Sun Hung Kai & Co., Ltd.	329,000	203,685
SUNeVision Holdings, Ltd.	133,000	56,952
Sunlight Real Estate Investment Trust	154,000	88,787
Superb Summit International Group, Ltd. (a) (b) (c)	1,685,500	—
TCC International Holdings, Ltd.	174,000	40,621
Television Broadcasts, Ltd.	168,916	555,562
Texhong Textile Group, Ltd.	212,500	287,786
Texwinca Holdings, Ltd.	726,850	475,307
Tongda Group Holdings, Ltd. (a)	1,060,000	273,437
Tou Rong Chang Fu Group, Ltd. (b)	2,268,000	52,362
Town Health International Medical Group, Ltd. (a) (d)	1,816,000	292,784
Trinity, Ltd. (a) (b)	594,000	44,436
Truly International Holdings, Ltd. (a)	726,000	282,791
United Photovoltaics Group, Ltd. (a) (b)	2,090,000	196,785
Value Partners Group, Ltd. (a)	400,000	317,806
Varitronix International, Ltd. (a)	106,000	44,297
Vitasoy International Holdings, Ltd.	560,000	1,125,323
Viva China Holdings, Ltd. (b)	1,744,000	168,706
VST Holdings, Ltd. (a)	122,000	42,801
Wang On Properties, Ltd. (b)	1,672,000	245,846
WLS Holdings, Ltd. (b)	6,570,000	194,901
Yanchang Petroleum International, Ltd. (b)	4,140,000	119,077
Yin He Holdings, Ltd. (b)	760,000	98,025
Yuexiu Real Estate Investment Trust	1,058,000	558,124
Yunfeng Financial Group, Ltd. (b)	284,000	204,031
Yuxing InfoTech Investment Holdings, Ltd. (b)	340,000	64,026
Zhongyu Gas Holdings, Ltd. (b)	700	185

		24,996,254

INDIA — 0.1%
Ascendas India Trust	579,600	407,208

IRELAND — 0.9%
Amarin Corp. PLC ADR (a) (b)	100,949	310,923
C&C Group PLC	150,731	612,086
Cairn Homes PLC (b)	358,428	510,370
Dalata Hotel Group PLC (b)	76,585	355,019
Datalex PLC	66,805	239,573
FBD Holdings PLC (b)	9,857	71,633
Fly Leasing, Ltd. ADR (b)	22,960	305,368
Fyffes PLC	145,305	346,369
Green REIT PLC	301,673	436,556
Greencore Group PLC	287,698	876,292
Hibernia REIT PLC	359,192	466,374
IFG Group PLC	14,553	27,016
Irish Continental Group PLC	73,015	346,557
Irish Residential Properties REIT PLC	336,758	415,579
Kenmare Resources PLC (b)	6,164	19,117
Origin Enterprises PLC	56,702	369,664
Paddy Power Betfair PLC	38	4,120
Tarsus Group PLC	83,488	292,206
Total Produce PLC	131,659	272,874
Trinity Biotech PLC ADR (b)	29,805	206,251

		6,483,947

ISRAEL — 1.8%
Africa Israel Properties, Ltd.	2,443	41,882
Airport City, Ltd. (b)	34,273	341,869

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Allot Communications, Ltd. (b)	10,226	$49,421
Alony Hetz Properties & Investments, Ltd.	31,944	257,302
Caesarstone, Ltd. (a) (b)	11,639	333,457
Cellcom Israel, Ltd. (b)	31,511	253,814
Ceragon Networks, Ltd. (b)	46,012	120,552
Compugen, Ltd. (b)	28,690	146,929
CyberArk Software, Ltd. (b)	13,801	627,946
Delek Automotive Systems, Ltd.	19,618	173,362
Delta-Galil Industries, Ltd.	5,324	154,519
Electra, Ltd.	2,071	332,499
Enzymotec, Ltd. (b)	14,581	95,506
Evogene, Ltd. (b)	20,015	101,930
Harel Insurance Investments & Financial Services, Ltd.	40,427	185,924
IDI Insurance Co., Ltd.	6,573	318,347
Inrom Construction Industries, Ltd.	70,199	231,647
Israel Corp., Ltd. (b)	1,401	232,975
Israel Discount Bank, Ltd. Class A (b)	428,517	891,739
Ituran Location and Control, Ltd.	13,044	345,666
Jerusalem Oil Exploration (b)	5,290	226,244
Matrix IT, Ltd.	11,282	90,112
Mazor Robotics, Ltd. (b)	14,497	162,536
Melisron, Ltd.	8,267	352,276
Migdal Insurance & Financial Holding, Ltd. (b)	239,722	196,205
Norstar Holdings, Inc.	6,573	100,064
Nova Measuring Instruments, Ltd. (b)	25,243	337,719
Oil Refineries, Ltd. (b)	489,969	172,504
Orbotech, Ltd. (b)	24,076	804,379
Partner Communications Co., Ltd. (b)	53,110	254,879
Paz Oil Co., Ltd.	3,088	453,333
Radware, Ltd. (a) (b)	25,690	374,560
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,430	178,989
Reit 1, Ltd.	114,477	315,889
Sarine Technologies, Ltd. (a)	105,100	130,948
Shikun & Binui, Ltd.	71,728	137,356
Shufersal, Ltd.	56,546	211,424
SodaStream International, Ltd. (b)	10,811	426,710
Strauss Group, Ltd.	18,336	290,335
Syneron Medical, Ltd. (b)	34,376	288,758
Tower Semiconductor, Ltd. (b)	36,206	693,047
Wix.com, Ltd. (b)	13,338	594,208

		12,029,761

ITALY — 1.6%
Anima Holding SpA (f)	83,840	456,300
Ascopiave SpA	36,314	104,335
Astaldi SpA (a)	91,198	519,432
Banca Carige SpA (a) (b)	118,208	39,648
Banca IFIS SpA	9,214	252,680
Banca Monte dei Paschi di Siena SpA (a) (b) (d)	10,689	170,015
Banca Popolare dell’Etruria e del Lazio SC (a) (b) (c)	46,016	—
Banca Popolare di Milano Scarl (a)	1,651,153	623,999
Banca Popolare di Sondrio SCPA	123,548	407,617
BasicNet SpA	25,359	89,657
Beni Stabili SpA SIIQ	347,204	198,854

BPER Banca	181,859	970,588
Brunello Cucinelli SpA (a)	4,150	89,033
Cairo Communication SpA	34,162	137,283
Cerved Information Solutions SpA	76,816	639,261
CIR-Compagnie Industriali Riunite SpA	47,568	51,828
Credito Valtellinese SC	386,654	151,914
Danieli & C Officine Meccaniche SpA	16,660	266,042
Datalogic SpA	7,560	149,032
Ei Towers SpA (b)	16,962	916,002
ERG SpA	15,906	171,124
Esprinet SpA	42,313	315,978
Gruppo Editoriale L’Espresso SpA (b)	25,933	20,214
Immobiliare Grande Distribuzione SIIQ SpA	150,166	114,673
Interpump Group SpA	98,443	1,614,599
Italmobiliare SpA	2,833	133,419
Maire Tecnimont SpA	61,402	167,091
MARR SpA	12,027	220,093
Massimo Zanetti Beverage Group SpA (f)	10,636	77,911
OVS SpA (f)	30,402	153,278
Piaggio & C SpA	17,264	28,880
Reply SpA	2,228	277,298
Safilo Group SpA (b)	6,428	53,968
Salini Impregilo SpA	86,584	274,156
Saras SpA	147,159	266,971
Societa Cattolica di Assicurazioni S.c.r.l	48,113	282,662
Unipol Gruppo Finanziario SpA	139,814	504,933
Vittoria Assicurazioni SpA	5,421	57,979

		10,968,747

JAPAN — 33.5%
3-D Matrix, Ltd. (a) (b)	8,300	45,828
77 Bank, Ltd.	95,000	459,382
A/S One Corp.	3,800	158,503
Access Co., Ltd. (a) (b)	6,600	40,573
Accordia Golf Co., Ltd.	36,900	380,279
Achilles Corp.	3,100	41,675
Adastria Co., Ltd.	21,800	566,331
ADEKA Corp.	40,200	548,017
Advanced Media, Inc. (b)	3,900	27,051
Adways, Inc. (a)	8,100	34,307
AEON REIT Investment Corp.	359	393,673
Ahresty Corp.	8,100	91,184
Ai Holdings Corp.	19,800	394,523
Aica Kogyo Co., Ltd.	25,100	663,896
Aichi Steel Corp.	3,200	134,711
Aiful Corp. (b)	94,476	280,265
Akatsuki, Inc. (a) (b)	2,300	74,540
Alpine Electronics, Inc.	20,900	272,909
Amano Corp.	29,800	524,537
Amiyaki Tei Co., Ltd.	1,700	56,844
AnGes MG, Inc. (a) (b)	46,800	100,313
Anritsu Corp.	61,900	334,351
AOKI Holdings, Inc.	9,800	120,825
Aoyama Trading Co., Ltd.	15,100	526,917
Arcs Co., Ltd.	24,400	550,823
Argo Graphics, Inc.	8,200	165,357

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Ariake Japan Co., Ltd.	7,100	$381,069
Arisawa Manufacturing Co., Ltd.	12,300	67,914
Artnature, Inc.	14,300	86,804
Asahi Diamond Industrial Co., Ltd.	28,600	209,164
Asahi Holdings, Inc.	47,973	835,368
Asatsu-DK, Inc.	3,400	82,468
Asia Pile Holdings Corp.	6,600	30,217
ASKA Pharmaceutical Co., Ltd.	11,000	160,895
Asukanet Co., Ltd.	5,200	45,074
Ateam, Inc. (a)	6,400	126,425
Atom Corp.	13,600	83,954
Autobacs Seven Co., Ltd.	41,300	621,085
Avex Group Holdings, Inc.	18,900	272,558
Awa Bank, Ltd.	226,000	1,383,496
Axial Retailing, Inc.	3,800	130,973
Bank of Iwate, Ltd.	1,800	72,688
Bank of Nagoya, Ltd. (a)	18,660	664,743
Bank of Okinawa, Ltd.	28,000	1,021,477
Bank of the Ryukyus, Ltd.	81,220	1,068,217
Benefit One, Inc.	8,000	198,843
Bic Camera, Inc.	60,100	551,353
Broadleaf Co., Ltd.	27,200	147,386
Broccoli Co., Ltd. (a)	18,000	107,103
Bunka Shutter Co., Ltd.	39,400	304,701
C Uyemura & Co., Ltd.	1,400	61,217
Can Do Co., Ltd.	22,200	335,565
Capcom Co., Ltd.	23,600	556,437
Central Glass Co., Ltd.	277,345	1,295,949
Chiome Bioscience, Inc. (a) (b)	6,600	26,143
Chiyoda Co., Ltd.	18,500	440,948
Chiyoda Corp.	58,500	406,267
Chiyoda Integre Co., Ltd.	5,600	113,071
Chudenko Corp.	4,600	101,793
Chugoku Marine Paints, Ltd.	33,600	248,035
Citizen Watch Co., Ltd.	107,800	646,051
CKD Corp.	23,700	269,644
Clarion Co., Ltd.	59,000	211,952
Cocokara fine, Inc.	13,300	489,763
Colowide Co., Ltd.	28,200	469,778
Comforia Residential REIT, Inc.	108	243,066
COOKPAD, Inc. (a) (b)	20,166	185,866
Cosmo Energy Holdings Co., Ltd.	33,500	471,904
Create Restaurants Holdings, Inc.	14,200	124,182
CROOZ, Inc. (a)	2,300	54,209
D.Western Therapeutics Institute, Inc. (b)	9,300	32,532
Daibiru Corp.	5,600	48,061
Daido Metal Co., Ltd.	26,500	265,148
Daido Steel Co., Ltd.	145,000	601,706
Daihen Corp.	48,000	297,132
Daiichikosho Co., Ltd.	180	7,130
Daikyo, Inc.	107,000	214,670
Daikyonishikawa Corp.	17,800	229,225
Daio Paper Corp. (a)	46,800	496,348
Daiseki Co., Ltd.	5,700	117,094
Daishi Bank, Ltd.	173,000	778,711
Daishinku Corp.	1,800	22,038
Daito Bank, Ltd.	41,000	58,705
Daito Pharmaceutical Co., Ltd.	2,900	56,043
DCM Holdings Co., Ltd.	73,093	650,495

Denka Co., Ltd.	159,000	703,425
Densan System Co., Ltd.	15,200	228,323
Denyo Co., Ltd.	3,800	51,607
Descente, Ltd.	10,500	121,173
Digital Garage, Inc.	16,500	285,905
Dip Corp.	14,800	306,824
DMG Mori Co., Ltd.	46,700	567,759
Doutor Nichires Holdings Co., Ltd.	68,772	1,268,303
DTS Corp.	52,062	1,111,454
Dunlop Sports Co., Ltd. (a)	2,600	23,094
Duskin Co., Ltd.	6,400	131,858
Dynam Japan Holdings Co., Ltd.	102,800	157,518
Eagle Industry Co., Ltd.	12,900	171,764
Earth Chemical Co., Ltd.	10,600	431,689
EDION Corp. (a)	102,300	961,296
Ehime Bank, Ltd. (a)	89,940	1,062,608
Eighteenth Bank, Ltd.	295,730	884,895
Eizo Corp.	5,900	176,036
Elecom Co., Ltd.	8,600	144,593
en-japan, Inc.	12,600	226,321
Enplas Corp.	5,300	156,771
EPS Holdings, Inc.	18,500	216,033
euglena Co., Ltd. (a) (b)	32,700	361,106
Exedy Corp.	7,000	197,454
F@N Communications, Inc.	13,700	87,038
Fancl Corp.	7,900	110,675
FCC Co., Ltd.	43,528	784,836
Feed One Co., Ltd.	47,800	63,523
Ferrotec Corp.	10,400	135,266
Fields Corp.	3,500	40,721
Financial Products Group Co., Ltd. (a)	26,600	230,114
Foster Electric Co., Ltd.	13,400	254,248
Fudo Tetra Corp.	82,600	145,179
Fuji Kyuko Co., Ltd. (a)	27,000	250,474
Fuji Machine Manufacturing Co., Ltd. (a)	39,200	449,354
Fuji Oil Holdings, Inc.	41,300	813,005
Fuji Pharma Co., Ltd.	3,500	81,022
Fuji Seal International, Inc.	17,800	380,922
Fujibo Holdings, Inc.	7,200	204,947
Fujicco Co., Ltd.	10,000	207,056
Fujikura, Ltd.	121,000	658,765
Fujimori Kogyo Co., Ltd.	7,500	187,187
Fujita Kanko, Inc. (a)	44,000	132,790
Fujitec Co., Ltd.	36,200	424,896
Fujiya Co., Ltd. (b)	68,000	124,765
Fukuda Corp.	20,000	192,567
Fukuda Denshi Co., Ltd.	4,900	270,974
Fukuoka Corp. REIT	985	1,560,664
Fukuyama Transporting Co., Ltd. (a)	97,000	551,387
Furukawa Co., Ltd.	159,387	291,074
Furukawa Electric Co., Ltd.	34,400	1,008,685
Fuso Pharmaceutical Industries, Ltd.	2,200	52,494
Futaba Corp.	12,100	203,543
Fuyo General Lease Co., Ltd.	9,600	460,102
Genki Sushi Co., Ltd.	5,000	90,410
Global One Real Estate Investment Corp.	52	195,276
GLOBERIDE, Inc.	6,800	112,697
GMO internet, Inc.	30,200	386,838

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

GMO Payment Gateway, Inc. (a)	6,200	$276,418
GNI Group, Ltd. (a) (b)	46,000	85,978
Goldwin, Inc.	4,000	179,020
Gree, Inc.	46,400	245,456
GS Yuasa Corp.	163,000	679,196
Gulliver International Co., Ltd. (a)	29,600	163,436
Gunma Bank, Ltd.	138,500	759,978
Gurunavi, Inc.	12,200	243,195
H2O Retailing Corp.	27,400	419,099
Hankyu REIT, Inc.	85	106,473
Hanwa Co., Ltd.	88,000	577,185
Happinet Corp.	3,700	40,542
Hazama Ando Corp.	92,000	608,154
Hearts United Group Co., Ltd. (a)	2,600	37,629
Heiwa Real Estate Co., Ltd.	14,800	201,758
Heiwa Real Estate REIT, Inc.	182	130,607
Heiwado Co., Ltd.	18,500	438,093
HI-LEX Corp.	6,800	171,873
Hibiya Engineering, Ltd.	7,500	106,936
Hiramatsu, Inc.	15,300	88,152
Hirano Tecseed Co., Ltd.	28	279
Hirata Corp. (a)	3,400	193,561
HIS Co., Ltd. (a)	15,700	413,920
Hitachi Kokusai Electric, Inc.	20,772	435,084
Hitachi Maxell, Ltd.	12,100	207,070
Hitachi Zosen Corp.	153,000	801,500
Hogy Medical Co., Ltd.	5,400	333,811
Hokkaido Electric Power Co., Inc.	78,200	612,137
Hokkaido Gas Co., Ltd. (d)	12,000	28,396
Hokkoku Bank, Ltd.	144,000	513,602
Hokuetsu Bank, Ltd.	35,700	809,896
Hokuetsu Kishu Paper Co., Ltd.	47,900	272,693
Hokuhoku Financial Group, Inc.	43,200	747,069
Hokuriku Electric Industry Co., Ltd.	33,000	37,913
Hokuto Corp.	5,000	90,410
Horiba, Ltd.	17,813	826,239
Hoshino Resorts REIT, Inc.	54	282,420
Hosiden Corp.	68,000	551,533
Hulic, Inc. REIT	227	381,658
Hyakujushi Bank, Ltd.	150,000	510,567
Ibiden Co., Ltd.	45,100	608,242
IBJ Leasing Co., Ltd.	12,200	273,215
Ichigo Office REIT Investment	402	261,945
Iino Kaiun Kaisha, Ltd.	110,880	438,253
Imasen Electric Industrial	9,500	81,614
Imperial Hotel, Ltd.	10,900	194,104
Inaba Denki Sangyo Co., Ltd.	3,000	103,528
Inabata & Co., Ltd.	3,400	37,575
Industrial & Infrastructure Fund Investment Corp.	143	682,908
Infomart Corp. (a)	43,000	252,171
Intage Holdings, Inc.	4,000	67,870
Internet Initiative Japan, Inc.	15,400	232,911
Invesco Office J-REIT, Inc.	289	238,861
Iriso Electronics Co., Ltd.	3,300	189,283
Iseki & Co., Ltd.	56,000	108,029
Ishihara Sangyo Kaisha, Ltd. (b)	8,400	66,114
Itfor, Inc.	36,800	199,405
Itoki Corp.	27,800	176,141

Iwasaki Electric Co., Ltd.	27,000	43,289
Iwatani Corp.	246,000	1,311,888
Iyo Bank, Ltd.	101,200	699,337
J Trust Co., Ltd.	39,200	397,260
Jaccs Co., Ltd.	75,000	333,090
Jafco Co., Ltd.	10,800	355,108
Japan Asset Marketing Co., Ltd. (a) (b)	54,100	77,461
Japan Aviation Electronics Industry, Ltd. (a)	21,000	296,360
Japan Cash Machine Co., Ltd. (a)	3,200	41,127
Japan Communications, Inc. (a) (b)	57,100	80,288
Japan Display, Inc. (a) (b)	108,910	310,945
Japan Excellent, Inc.	669	850,625
Japan Lifeline Co., Ltd.	9,600	191,860
Japan Logistics Fund, Inc.	864	1,825,263
Japan Petroleum Exploration Co., Ltd.	15,100	336,476
Japan Rental Housing Investments, Inc.	547	367,684
Japan Securities Finance Co., Ltd.	25,000	136,537
Japan Steel Works, Ltd.	29,600	525,839
Japan Tissue Engineering Co., Ltd. (b)	2,800	34,785
JCR Pharmaceuticals Co., Ltd.	3,800	92,886
Jeol, Ltd.	41,000	179,277
JIG-SAW, Inc. (a) (b)	2,300	122,262
Jin Co., Ltd. (a)	6,600	305,003
Joban Kosan Co., Ltd.	8,000	109,538
Joyful Honda Co., Ltd.	13,300	358,627
Juki Corp.	32,100	290,905
Juroku Bank, Ltd.	83,000	291,765
Justsystems Corp.	7,700	74,666
JVC Kenwood Corp. (a)	75,300	205,948
K’s Holdings Corp. (a)	43,600	765,201
Kadokawa Dwango (b)	22,600	327,272
Kaga Electronics Co., Ltd.	6,400	104,037
Kameda Seika Co., Ltd.	8,400	384,584
Kanamoto Co., Ltd.	16,800	445,801
Kandenko Co., Ltd. (a)	38,000	343,722
Kanematsu Corp.	553,498	934,875
Kansai Super Market, Ltd. (a)	12,700	163,766
Kanto Denka Kogyo Co., Ltd.	24,000	216,882
Kasai Kogyo Co., Ltd.	8,000	95,134
Katakura Industries Co., Ltd.	74,674	875,204
Kato Sangyo Co., Ltd.	14,500	340,262
KAWADA TECHNOLOGIES, Inc.	1,300	88,275
Kawai Musical Instruments Manufacturing Co., Ltd.	9,300	184,349
Keihin Corp.	12,700	223,000
Keiyo Bank, Ltd.	139,000	631,629
Kenedix Residential Investment Corp.	106	287,641
Kenedix Retail REIT Corp.	150	342,607
Kenedix, Inc. (a)	101,200	360,948
Key Coffee, Inc.	6,100	113,857
Kintetsu World Express, Inc.	14,000	194,573
Kissei Pharmaceutical Co., Ltd.	7,900	197,305
Kitano Construction Corp.	15,000	41,411
Kito Corp.	14,900	161,602
Kitz Corp.	176,700	968,074
Kiyo Bank, Ltd.	82,560	1,325,094
KLab, Inc. (a) (b)	15,400	87,672
Koei Tecmo Holdings Co., Ltd.	22,100	389,760

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Kokuyo Co., Ltd.	32,117	$370,364
Komeri Co., Ltd.	10,300	233,138
Komori Corp.	71,736	941,637
Kotobuki Spirits Co., Ltd.	21,600	517,615
Kourakuen Holdings Corp. (a)	8,000	112,282
Kumagai Gumi Co., Ltd.	163,000	419,257
Kurabo Industries, Ltd.	506,600	994,653
Kureha Corp.	3,500	131,886
Kuroda Electric Co., Ltd.	6,500	128,791
Kusuri no Aoki Holdings Co., Ltd.	6,600	294,251
KYB Corp.	227,832	1,107,564
Kyoei Steel, Ltd.	4,000	76,375
Kyokuto Kaihatsu Kogyo Co., Ltd.	15,700	211,469
Kyokuyo Co., Ltd.	2,200	51,494
KYORIN Holdings, Inc.	30,200	649,131
Kyoritsu Maintenance Co., Ltd. (a)	6,000	350,324
Kyosan Electric Manufacturing Co., Ltd.	12,000	40,537
Kyoto Kimono Yuzen Co., Ltd. (a)	17,900	145,336
Kyowa Exeo Corp.	65,680	947,175
Kyushu Financial Group, Inc.	1,000	6,799
LAC Co., Ltd.	6,900	61,229
LaSalle Logiport REIT	300	284,734
Lasertec Corp.	4,900	95,912
Leopalace21 Corp.	125,500	695,100
Life Corp.	13,500	381,382
Lintec Corp.	12,600	275,799
Maeda Corp.	74,000	647,147
Maeda Road Construction Co., Ltd.	16,000	268,187
Makino Milling Machine Co., Ltd.	134,000	1,051,228
Mandom Corp.	8,800	380,263
Mani, Inc.	10,900	260,456
Marudai Food Co., Ltd.	346,656	1,465,267
Maruha Nichiro Corp.	34,120	922,953
Marusan Securities Co., Ltd.	58,338	492,673
Maruwa Co., Ltd.	1,900	63,043
Marvelous, Inc. (a)	19,100	126,913
Matsuya Co., Ltd.	27,600	242,315
MCJ Co., Ltd.	19,000	187,011
MCUBS MidCity Investment Corp.	71	205,144
Mebuki Financial Group, Inc.	114,583	425,382
Medinet Co., Ltd. (b)	13,800	16,446
Meidensha Corp.	125,000	430,831
Meitec Corp.	12,400	475,758
Melco Holdings, Inc.	4,000	109,058
Michinoku Bank, Ltd. (a)	501,200	958,268
Micronics Japan Co., Ltd.	16,700	165,804
Minato Bank, Ltd.	56,180	1,006,698
Mirait Holdings Corp.	41,660	377,185
Mitani Corp. (a)	4,400	120,718
Mitsuba Corp.	18,000	292,759
Mitsubishi Kakoki Kaisha, Ltd. (a)	16,000	29,494
Mitsubishi Nichiyu Forklift Co., Ltd.	10,900	79,156
Mitsubishi Pencil Co., Ltd.	14,100	743,473
Mitsubishi Shokuhin Co., Ltd.	1,200	35,753
Mitsui Engineering & Shipbuilding Co., Ltd.	292,000	453,140
Mitsui Fudosan Logistics Park, Inc. REIT REIT (b)	65	185,579

Mitsui Mining & Smelting Co., Ltd.	250,000	634,458
Mitsui Sugar Co., Ltd.	2,200	47,288
Mitsui-Soko Holdings Co., Ltd.	234,000	690,153
Mitsumi Electric Co., Ltd. (a) (b)	55,500	305,492
Miyaji Engineering Group, Inc. (a)	26,000	42,800
Miyazaki Bank, Ltd.	275,800	853,636
Miyoshi Oil & Fat Co., Ltd.	30,000	37,296
Mizuno Corp.	39,000	190,260
Mochida Pharmaceutical Co., Ltd.	3,100	215,553
Modec, Inc.	9,000	144,142
Monex Group, Inc.	91,200	254,126
Monogatari Corp. (a)	1,400	50,174
Morinaga Milk Industry Co., Ltd.	97,000	700,253
Morita Holdings Corp.	20,700	294,434
MOS Food Services, Inc.	4,700	141,441
Musashi Seimitsu Industry Co., Ltd.	6,100	158,992
Musashino Bank, Ltd.	32,780	945,726
Nachi-Fujikoshi Corp.	84,000	365,139
Nagase & Co., Ltd.	58,200	762,461
Nakanishi, Inc.	25,380	983,561
Namura Shipbuilding Co., Ltd.	18,000	123,308
NanoCarrier Co., Ltd. (b)	10,800	82,318
Nanto Bank, Ltd.	12,600	480,730
NEC Networks & System Integration Corp.	12,800	231,670
NET One Systems Co., Ltd.	116,700	748,417
Neturen Co., Ltd.	103,683	800,057
Next Co., Ltd. (a)	27,100	184,020
Nichi-iko Pharmaceutical Co., Ltd.	25,500	365,551
Nichias Corp.	48,000	464,217
Nichicon Corp.	10,900	95,323
Nichiha Corp.	7,500	185,836
NichiiGakkan Co., Ltd.	6,700	48,425
Nichireki Co., Ltd.	11,000	86,861
Nihon Dempa Kogyo Co., Ltd.	25,100	191,529
Nihon Nohyaku Co., Ltd.	12,100	66,914
Nihon Parkerizing Co., Ltd.	41,200	484,290
Nihon Trim Co., Ltd.	1,500	58,066
Nihon Unisys, Ltd.	30,500	384,404
Nikkiso Co., Ltd.	62,840	598,579
Nikkon Holdings Co., Ltd.	130,080	2,721,269
Nippon Beet Sugar Manufacturing Co., Ltd.	3,300	65,669
Nippon Carbon Co., Ltd. (a)	163,712	318,623
Nippon Chemi-Con Corp.	69,000	150,855
Nippon Chemiphar Co., Ltd.	1,300	60,745
Nippon Coke & Engineering Co., Ltd.	34,000	31,191
Nippon Concrete Industries Co., Ltd. (a)	31,300	91,242
Nippon Densetsu Kogyo Co., Ltd.	23,100	370,361
Nippon Flour Mills Co., Ltd.	28,000	390,346
Nippon Gas Co., Ltd.	30,600	881,519
Nippon Kayaku Co., Ltd.	61,000	754,688
Nippon Koei Co., Ltd.	3,400	75,501
Nippon Light Metal Holdings Co., Ltd.	233,500	494,487
Nippon Parking Development Co., Ltd.	41,900	59,634
NIPPON REIT Investment Corp.	52	127,063
Nippon Seiki Co., Ltd.	53,200	1,134,836
Nippon Sheet Glass Co., Ltd. (b)	41,200	300,606

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Nippon Signal Co., Ltd.	31,500	$267,643
Nippon Soda Co., Ltd.	64,000	301,247
Nippon Steel & Sumikin Bussan Corp.	3,600	139,512
Nippon Suisan Kaisha, Ltd.	119,199	574,355
Nippon Thompson Co., Ltd.	138,200	585,337
Nippon Yakin Kogyo Co., Ltd. (a)	76,100	124,620
Nishi-Nippon Financial Holdings, Inc. (b)	49,400	517,994
Nishi-Nippon Railroad Co., Ltd.	148,000	677,601
Nishimatsu Construction Co., Ltd.	124,000	601,740
Nishimatsuya Chain Co., Ltd.	23,153	278,308
Nishio Rent All Co., Ltd.	7,000	215,458
Nissan Shatai Co., Ltd.	21,100	205,690
Nissha Printing Co., Ltd. (a)	23,300	562,548
Nisshin Oillio Group, Ltd.	24,000	110,704
Nisshin Steel Co., Ltd.	51,900	641,213
Nisshinbo Holdings, Inc.	49,000	473,889
Nissin Electric Co., Ltd.	21,900	242,217
Nissin Kogyo Co., Ltd.	12,800	202,917
Nitto Boseki Co., Ltd.	134,153	525,639
Nitto Kogyo Corp.	8,500	116,239
NOF Corp.	201,600	1,944,528
Nohmi Bosai, Ltd.	16,300	241,073
Nojima Corp.	9,800	105,869
Nomura Co., Ltd.	20,500	297,389
Noritsu Koki Co., Ltd.	9,800	70,915
Noritz Corp.	13,800	233,323
North Pacific Bank, Ltd.	145,600	601,699
NS Solutions Corp.	13,100	236,313
NS United Kaiun Kaisha, Ltd.	19,000	32,580
NSD Co., Ltd.	19,000	299,250
NTN Corp.	204,000	827,299
NuFlare Technology, Inc. (a)	1,000	60,874
Obara Group, Inc.	3,500	156,342
Oenon Holdings, Inc.	97,000	215,398
Ogaki Kyoritsu Bank, Ltd.	95,000	370,601
Ohsho Food Service Corp.	6,800	256,818
Oiles Corp.	10,900	196,534
Oita Bank, Ltd. (a)	246,800	924,693
Okabe Co., Ltd.	20,600	169,731
Okamoto Industries, Inc.	31,800	293,912
Okamura Corp.	56,500	509,123
Okasan Securities Group, Inc.	88,682	548,964
Oki Electric Industry Co., Ltd.	51,900	730,654
Okinawa Electric Power Co., Inc.	16,300	367,409
OKUMA Corp.	68,000	650,062
Okumura Corp.	84,000	473,889
OncoTherapy Science, Inc. (a) (b)	20,700	47,741
Onward Holdings Co., Ltd.	17,000	119,372
Open House Co., Ltd.	13,000	309,856
Orient Corp. (b)	1,600	2,908
OSAKA Titanium Technologies Co., Ltd. (a) (b)	8,500	118,644
Osaki Electric Co., Ltd.	9,000	93,908
OSG Corp. (a)	46,240	912,629
Otsuka Kagu, Ltd. (a)	7,200	65,990
Outsourcing, Inc. (a)	6,000	187,508
Pacific Industrial Co., Ltd. (a)	29,200	372,026
Pacific Metals Co., Ltd. (b)	74,000	236,018

Pal Co., Ltd. (a)	5,700	135,664
PALTAC Corp.	10,000	236,807
PanaHome Corp.	28,000	227,102
Paramount Bed Holdings Co., Ltd.	5,600	224,221
Pasona Group, Inc. (a)	12,500	86,059
Penta-Ocean Construction Co., Ltd.	115,100	557,564
Pilot Corp.	14,366	594,914
Piolax, Inc.	5,300	353,076
Pioneer Corp. (b)	165,100	334,064
Poletowin Pitcrew Holdings, Inc.	2,800	23,790
Premier Investment Corp.	1,625	1,925,451
Qol Co., Ltd.	8,600	103,228
Raito Kogyo Co., Ltd.	14,400	148,155
Relia, Inc.	22,500	222,618
Rengo Co., Ltd.	210,400	1,147,292
ReproCELL, Inc. (a) (b)	20,900	77,052
Riso Kagaku Corp.	9,200	155,785
Rock Field Co., Ltd. (a)	10,600	143,957
Rohto Pharmaceutical Co., Ltd. (a)	46,200	728,046
Roland DG Corp.	4,400	115,248
Round One Corp.	22,000	152,784
Ryobi, Ltd.	37,000	145,608
Ryosan Co., Ltd.	10,000	302,654
S Foods, Inc.	5,700	148,322
Sagami Chain Co., Ltd.	21,100	233,912
Saibu Gas Co., Ltd. (a)	110,000	237,665
Saizeriya Co., Ltd.	8,400	189,267
Sakai Chemical Industry Co., Ltd.	266,765	894,287
Sakata Seed Corp.	14,700	416,543
San-A Co., Ltd.	10,200	494,980
San-Ai Oil Co., Ltd.	17,600	126,302
San-In Godo Bank, Ltd.	47,500	397,072
Sanden Holdings Corp.	56,000	178,608
Sangetsu Co., Ltd.	16,200	281,540
Sanken Electric Co., Ltd. (b)	68,000	298,504
Sankyo Tateyama, Inc.	4,400	59,944
Sankyu, Inc.	247,000	1,497,226
Sanrio Co., Ltd.	17,500	330,990
Sanyo Electric Railway Co., Ltd.	39,000	203,635
Sanyo Shokai, Ltd. (a)	206,000	310,850
Sanyo Special Steel Co., Ltd.	172,937	821,427
Sapporo Holdings, Ltd.	46,000	1,187,122
Sato Holdings Corp.	36,140	725,372
Seika Corp.	22,000	64,320
Seikagaku Corp.	20,500	304,420
Seiko Holdings Corp.	59,000	209,423
Seino Holdings Co., Ltd.	700	7,790
Seiren Co., Ltd.	66,180	815,370
Sekisui House Reit, Inc.	261	335,886
Sekisui House SI Residential Investment Corp.	269	299,594
Senko Co., Ltd.	43,200	292,235
Senshu Ikeda Holdings, Inc.	102,360	473,032
Senshukai Co., Ltd.	17,000	103,194
Septeni Holdings Co., Ltd.	36,500	125,177
Shibuya Kogyo Co., Ltd.	10,900	228,869
Shiga Bank, Ltd.	127,000	692,519
Shima Seiki Manufacturing, Ltd.	29,945	1,015,411
Shimachu Co., Ltd.	40,360	1,077,905

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Shindengen Electric Manufacturing Co., Ltd.	41,000	$152,913
Shinkawa, Ltd. (b)	9,200	64,365
Shinkin Central Bank Class A, Preference Shares	339	675,471
Shinko Electric Industries Co., Ltd.	26,400	178,814
Shinmaywa Industries, Ltd.	26,000	234,286
Shinsho Corp.	4,000	83,337
Ship Healthcare Holdings, Inc.	13,600	349,809
Shizuoka Gas Co., Ltd.	26,300	186,029
SHO-BOND Holdings Co., Ltd.	12,300	513,577
Shochiku Co., Ltd.	195,600	2,176,781
Shoei Co., Ltd.	5,600	100,635
Showa Corp.	22,400	156,330
Showa Denko KK	53,500	767,857
SIA Reit, Inc.	48	162,970
Sinanen Holdings Co., Ltd.	2,800	51,254
Sinfonia Technology Co., Ltd.	329,400	742,763
Sinko Industries, Ltd.	12,600	151,133
SK Kaken Co., Ltd.	4,000	356,668
Skylark Co., Ltd.	203	2,687
SMK Corp.	124,343	443,492
SMS Co., Ltd.	9,200	204,374
Sodick Co., Ltd.	24,000	199,186
Sogo Medical Co., Ltd.	2,200	81,013
Sotetsu Holdings, Inc.	1,792	8,865
St Marc Holdings Co., Ltd.	3,000	91,439
Star Micronics Co., Ltd.	18,100	247,055
Starts Corp., Inc.	13,600	230,641
Starts Proceed Investment Corp.	68	88,094
Sumitomo Bakelite Co., Ltd.	54,000	303,254
Sumitomo Mitsui Construction Co., Ltd.	361,600	381,333
Sumitomo Osaka Cement Co., Ltd.	183,793	694,926
Sumitomo Real Estate Sales Co., Ltd.	3,700	86,445
Sumitomo Seika Chemicals Co., Ltd.	2,400	94,346
Sumitomo Warehouse Co., Ltd.	48,000	254,332
Sun Corp.	10,000	60,874
Sun Frontier Fudousan Co., Ltd.	5,800	51,220
SWCC Showa Holdings Co., Ltd. (b)	45,000	33,180
T RAD Co., Ltd.	15,000	37,424
Tabuchi Electric Co., Ltd.	15,700	53,574
Tachi-S Co., Ltd.	18,400	309,519
Tadano, Ltd.	31,400	396,286
Taikisha, Ltd.	13,000	317,658
Taiko Pharmaceutical Co., Ltd. (a)	4,200	66,726
Taiyo Holdings Co., Ltd.	4,600	179,252
Taiyo Yuden Co., Ltd.	58,800	707,304
Takaoka Toko Co., Ltd.	1,900	35,301
Takara Bio, Inc.	23,000	309,598
Takara Holdings, Inc.	87,400	806,297
Takara Leben Co., Ltd.	36,900	215,449
Takara Standard Co., Ltd.	27,500	451,515
Takasago International Corp.	46,100	1,221,323
Takasago Thermal Engineering Co., Ltd.	32,200	415,217
Takashima & Co., Ltd.	36,000	58,645
Takata Corp. (a) (b)	15,300	112,420
Takeuchi Manufacturing Co., Ltd.	20,000	446,521

Takuma Co., Ltd.	34,400	294,642
Tamron Co., Ltd.	5,400	89,865
Tamura Corp.	49,000	185,690
Tanseisha Co., Ltd.	21,500	147,837
TechnoPro Holdings, Inc.	14,300	459,768
Teikoku Electric Manufacturing Co., Ltd.	3,600	31,359
Teikoku Sen-I Co., Ltd. (a)	13,100	171,844
Tekken Corp. (a)	72,000	211,737
TKC Corp.	3,700	101,037
Toa Corp. (e)	17,400	156,643
Toa Corp. (e)	8,000	136,974
Toagosei Co., Ltd.	201,500	1,988,481
Tobishima Corp.	99,900	157,599
TOC Co., Ltd.	138,360	1,106,785
Tochigi Bank, Ltd.	136,500	671,762
Toda Corp.	225,000	1,190,252
Toei Co., Ltd.	127,400	1,106,496
Toho Bank, Ltd.	90,000	337,206
Toho Holdings Co., Ltd.	66,919	1,337,978
Toho Zinc Co., Ltd.	53,000	206,302
Tokai Carbon Co., Ltd.	125,000	405,110
Tokai Corp.	1,600	54,666
TOKAI Holdings Corp. (a)	56,800	397,383
Tokai Rika Co., Ltd.	17,400	349,835
Tokai Tokyo Financial Holdings, Inc.	78,200	417,031
Tokuyama Corp. (b)	217,000	826,064
Tokyo Dome Corp.	40,300	398,042
Tokyo Ohka Kogyo Co., Ltd.	16,800	567,514
Tokyo Seimitsu Co., Ltd.	21,100	626,840
Tokyo Steel Manufacturing Co., Ltd.	50,900	391,455
Tokyo Tekko Co., Ltd.	9,000	36,344
Tokyo TY Financial Group, Inc.	17,000	593,947
Tokyotokeiba Co., Ltd.	73,000	167,737
Tokyu Construction Co., Ltd.	36,400	293,984
Tokyu REIT, Inc.	286	363,155
Tomoe Engineering Co., Ltd.	2,800	40,547
TOMONY Holdings, Inc.	165,880	860,440
Tomy Co., Ltd.	52,200	555,410
Topcon Corp.	42,100	636,003
Topre Corp.	22,900	574,488
Topy Industries, Ltd.	26,798	692,725
Toridoll Holdings Corp.	10,200	220,642
Torii Pharmaceutical Co., Ltd.	3,700	82,004
Torishima Pump Manufacturing Co., Ltd. (a)	5,600	54,495
Toshiba Machine Co., Ltd.	51,000	205,076
Toshiba Plant Systems & Services Corp.	10,900	143,919
Toshiba TEC Corp. (b)	54,000	259,270
Totetsu Kogyo Co., Ltd.	13,000	337,720
Towa Pharmaceutical Co., Ltd.	2,800	109,950
Toyo Construction Co., Ltd.	35,800	125,846
Toyo Corp.	135,768	1,207,111
Toyo Engineering Corp.	58,000	155,151
Toyo Ink SC Holdings Co., Ltd.	60,000	275,218
Toyo Tire & Rubber Co., Ltd.	42,500	530,180
Toyo Wharf & Warehouse Co., Ltd.	31,000	48,905
Toyobo Co., Ltd.	389,788	581,499

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

TPR Co., Ltd.	15,000	$423,115
Trusco Nakayama Corp.	20,400	428,167
TS Tech Co., Ltd.	20,500	529,044
TSI Holdings Co., Ltd.	64,800	389,461
Tsubakimoto Chain Co.	62,000	504,994
Tsukui Corp.	27,600	187,415
Tsumura & Co.	27,100	748,163
Tsurumi Manufacturing Co., Ltd.	10,900	158,124
UACJ Corp.	126,000	346,774
Ube Industries, Ltd.	313,000	657,478
Ulvac, Inc.	33,800	1,037,459
UMN Pharma, Inc. (a) (b)	4,600	40,622
Unipres Corp.	16,100	321,213
United Arrows, Ltd.	12,400	342,865
United Super Markets Holdings, Inc.	10,800	91,208
UNITED, Inc. (a)	3,700	55,356
Unitika, Ltd. (b)	1,039,000	748,283
Unizo Holdings Co., Ltd.	6,900	182,505
Usen Corp.	45,510	165,441
Ushio, Inc.	41,600	531,792
UT Group Co., Ltd. (b)	12,100	99,800
V Technology Co., Ltd.	1,936	216,946
Valor Holdings Co., Ltd.	31,300	818,494
VT Holdings Co., Ltd.	21,400	105,867
W-Scope Corp. (a)	9,400	141,038
Wacoal Holdings Corp.	72,000	841,394
Wacom Co., Ltd. (a)	71,300	187,061
Wakachiku Construction Co., Ltd.	38,000	50,174
Wakita & Co., Ltd.	10,900	91,118
WirelessGate, Inc.	4,300	62,748
Xebio Holdings Co., Ltd.	8,000	123,874
YAMABIKO Corp.	20,700	288,932
Yamato Kogyo Co., Ltd.	12,500	350,988
Yamazen Corp.	45,900	384,484
Yaoko Co., Ltd.	9,000	358,812
Yodogawa Steel Works, Ltd.	39,700	1,039,855
Yokogawa Bridge Holdings Corp.	16,600	193,988
Yondoshi Holdings, Inc.	12,900	272,964
Yonex Co., Ltd. (a)	6,300	293,300
Yorozu Corp.	12,900	186,032
Yoshinoya Holdings Co., Ltd.	30,300	416,695
Yushin Precision Equipment Co., Ltd.	1,400	34,725
Zenrin Co., Ltd.	49,677	905,503
ZERIA Pharmaceutical Co., Ltd.	17,900	276,860
Zojirushi Corp. (a)	22,900	308,056

		229,573,874

LUXEMBOURG — 0.1%
Stabilus SA (b)	9,404	506,259

MACAU — 0.1%
Macau Legend Development, Ltd. (a) (b)	2,901,740	587,598

NETHERLANDS — 1.5%
Accell Group	11,508	265,945
AMG Advanced Metallurgical Group NV	11,339	176,766
Amsterdam Commodities NV	15,074	332,295
Arcadis NV	28,448	399,974
Basic-Fit NV (b) (f)	22,820	385,832

BE Semiconductor Industries NV	13,113	437,611
Beter Bed Holding NV	12,128	216,185
BinckBank NV (a)	40,041	232,198
Constellium NV Class A (b)	30,560	180,304
Corbion NV	38,376	1,029,332
Delta Lloyd NV	167,549	939,632
Flow Traders (f)	18,709	645,970
ForFarmers NV (b)	9,513	66,725
Fugro NV (b)	28,555	438,072
Heijmans NV (b)	22,362	130,196
Intertrust NV (f)	13,749	242,469
Kendrion NV	11,031	311,235
Koninklijke BAM Groep NV	140,957	652,681
NSI NV	48,273	182,534
PostNL NV (b)	155,012	669,038
Refresco Gerber NV (f)	25,305	385,143
Sligro Food Group NV	9,226	321,906
TKH Group NV	15,748	624,378
Van Lanschot NV	12,365	260,514
Vastned Retail NV	5,403	210,058
Wessanen	29,114	408,723

		10,145,716

NEW ZEALAND — 1.4%
a2 Milk Co., Ltd. (a) (b)	349,274	518,759
Air New Zealand, Ltd.	232,218	355,427
Argosy Property, Ltd.	346,214	243,829
Chorus, Ltd. (a)	146,925	406,730
EBOS Group, Ltd.	29,969	348,986
Freightways, Ltd.	78,133	367,754
Genesis Energy, Ltd.	180,994	265,035
Goodman Property Trust	361,916	307,884
Heartland New Zealand, Ltd.	246,395	257,717
Infratil, Ltd.	299,818	574,924
Investore Property, Ltd. (a)	165,195	157,811
Kathmandu Holdings, Ltd.	75,600	102,796
Kiwi Property Group, Ltd.	498,887	481,805
Mainfreight, Ltd.	57,104	824,644
Metlifecare, Ltd.	64,632	250,127
NZX, Ltd. (a)	240,195	175,862
Port of Tauranga, Ltd. (a)	115,840	310,985
Precinct Properties New Zealand, Ltd.	261,098	218,476
Property for Industry, Ltd. (a)	217,175	239,269
Restaurant Brands New Zealand, Ltd.	140,144	496,430
Skellerup Holdings, Ltd.	144,286	152,928
SKY Network Television, Ltd.	147,590	468,261
SKYCITY Entertainment Group, Ltd.	6,933	18,999
Steel & Tube Holdings, Ltd.	15,674	25,903
Stride Property Group (a)	254,292	313,853
Summerset Group Holdings, Ltd. (a)	60,300	196,781
TOWER, Ltd.	131,381	76,496
Trade Me Group, Ltd.	198,798	694,495
Vital Healthcare Property Trust	214,630	302,316
Warehouse Group, Ltd. (a)	62,117	123,445
Xero, Ltd. (b)	35,240	430,025

		9,708,752

NORWAY — 1.7%
AF Gruppen ASA	13,016	233,625
Aker Solutions ASA (b)	56,054	269,405

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Atea ASA (b)	39,334	$363,286
Austevoll Seafood ASA	34,364	334,350
Avance Gas Holding, Ltd. (f)	12,853	39,570
Borregaard ASA	52,816	518,484
BW LPG, Ltd. (f)	27,299	115,219
BW Offshore, Ltd. (b)	49,435	159,084
DNO ASA (a) (b)	232,891	229,436
Ekornes ASA	45,160	558,749
Europris ASA (b) (f)	35,448	151,961
Frontline, Ltd.	13,823	99,565
Hexagon Composites ASA (b)	50,872	158,980
Hoegh LNG Holdings, Ltd.	19,738	221,281
Kongsberg Automotive ASA (b)	198,649	130,853
Kongsberg Gruppen ASA	12,542	181,405
Kvaerner ASA (b)	105,650	148,514
Nordic Semiconductor ASA (a) (b)	79,758	325,233
Norwegian Air Shuttle ASA (a) (b)	8,251	275,107
Norwegian Finans Holding ASA (b)	51,889	444,580
Petroleum Geo-Services ASA (b)	102,137	346,480
Prosafe SE (b)	1,144	4,917
Protector Forsikring ASA (a)	54,809	437,761
Scatec Solar ASA (a) (f)	90,187	403,383
SpareBank 1 SMN	30,451	229,063
Spectrum ASA (b)	20,341	66,167
Stolt-Nielsen, Ltd.	13,497	166,210
Storebrand ASA (b)	143,479	765,426
TGS Nopec Geophysical Co. ASA	36,374	810,076
Thin Film Electronics ASA (a) (b)	278,130	118,261
Tomra Systems ASA	112,033	1,177,897
Treasure ASA (b)	21,081	40,900
Veidekke ASA	104,138	1,494,132
Wilh Wilhelmsen ASA	21,081	82,779
XXL ASA (f)	29,477	335,600

		11,437,739

PERU — 0.0% (g)
Hochschild Mining PLC	81,706	213,530

PORTUGAL — 0.3%
Altri SGPS SA	192,297	783,717
Banco Comercial Portugues SA Class R (a) (b)	222,428	251,263
CTT-Correios de Portugal SA	58,802	399,728
Mota-Engil SGPS SA (a)	45,159	76,687
Pharol SGPS SA (a)	233,324	50,942
REN — Redes Energeticas Nacionais SGPS SA	80,754	229,803
Sonae SGPS SA	391,699	361,088

		2,153,228

SINGAPORE — 1.8%
AIMS AMP Capital Industrial REIT	239,058	216,769
Ascendas Hospitality Trust (a)	495,200	241,653
Ascott Residence Trust	402,400	314,745
Boustead Singapore, Ltd.	303,850	169,308
Cache Logistics Trust	478,700	268,393
Cambridge Industrial Trust	1,002,255	374,623
CapitaLand Retail China Trust	322,547	305,869
CDL Hospitality Trusts	391,700	363,313
China Yuchai International, Ltd.	21,071	290,990
Cordlife Group, Ltd. (a) (b)	240,100	162,870

COSCO Corp. Singapore, Ltd. (a) (b) (d)	4,000	775
Croesus Retail Trust	232,360	134,298
CWT, Ltd.	182,800	244,206
Delfi, Ltd. (a)	179,100	275,214
Ezion Holdings, Ltd. (a) (b)	648,440	172,804
Ezra Holdings, Ltd. (a) (b)	1,432,095	48,572
Far East Hospitality Trust	406,400	168,782
First Real Estate Investment Trust	547,862	479,716
Frasers Centrepoint Trust	255,100	335,495
Frasers Commercial Trust	302,945	264,214
GL, Ltd.	392,700	206,584
Haw Par Corp., Ltd.	67,686	425,878
Hyflux, Ltd. (a)	301,700	107,549
IGG, Inc.	428,000	288,162
International Healthway Corp., Ltd. (b)	145,700	5,043
Interra Resources, Ltd. (b)	7,000	368
Jaya Holdings, Ltd.	49	6
Keppel DC REIT	293,466	240,712
Keppel Infrastructure Trust (d)	777,938	255,777
Lian Beng Group, Ltd.	120,600	38,817
Lippo Malls Indonesia Retail Trust	1,184,200	303,284
Manulife US Real Estate Investment Trust (a) (b)	301,000	248,325
Mapletree Logistics Trust	488,000	344,542
Metro Holdings, Ltd.	323,400	222,733
OUE Commercial Real Estate Investment Trust	118,500	57,007
OUE Hospitality Trust	334,233	152,692
OUE, Ltd.	86,400	104,957
Pan-United Corp., Ltd.	700	291
Parkway Life Real Estate Investment Trust	242,300	395,811
Raffles Medical Group, Ltd. (a)	456,049	451,409
Religare Health Trust	443,700	281,017
Rowsley, Ltd. (a) (b)	1,583,200	134,792
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	387,429	101,906
Saizen REIT (d)	367	13
Sinarmas Land, Ltd. (a)	569,100	167,417
Soilbuild Business Space REIT	272,810	120,854
Stamford Land Corp., Ltd.	582	193
Starhill Global REIT	716,500	367,004
Super Group, Ltd.	237,000	209,981
Swiber Holdings, Ltd. (a) (b) (c)	100,100	—
Tat Hong Holdings, Ltd. (b)	708	169
Technics Oil & Gas, Ltd. (b) (d)	1,254	62
UMS Holdings, Ltd.	318,400	134,439
United Engineers, Ltd.	276,200	489,425
Venture Corp., Ltd.	75,300	514,961
Wing Tai Holdings, Ltd. (a)	540,699	595,080
XP Power, Ltd.	9,161	196,511
Yoma Strategic Holdings, Ltd. (a)	701,433	284,030

		12,280,410

SOUTH AFRICA — 0.1%
Great Basin Gold, Ltd. (b) (c)	266,255	—
Lonmin PLC (b)	98,676	172,529
Petra Diamonds, Ltd. (b)	168,682	326,613

		499,142

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SOUTH KOREA — 8.8%
Able C&C Co., Ltd.	9,335	$159,989
Actoz Soft Co., Ltd. (b)	1,017	11,241
Advanced Process Systems Corp. (a) (b)	6,177	152,661
AeroSpace Technology of Korea, Inc. (a) (b)	4,189	60,695
AfreecaTV Co., Ltd. (a)	3,062	62,492
Ahnlab, Inc.	2,107	100,832
AJ Rent A Car Co., Ltd. (b)	2,816	19,468
AK Holdings, Inc.	1,855	86,008
Amicogen, Inc.	5,896	217,475
Asiana Airlines, Inc. (b)	41,965	146,624
Barun Electronics Co., Ltd. (a) (b)	155,096	214,448
Binex Co., Ltd. (b)	14,494	203,406
Binggrae Co., Ltd.	3,900	206,011
Boryung Pharmaceutical Co., Ltd.	3,477	178,485
Bukwang Pharmaceutical Co., Ltd.	11,374	248,612
Byucksan Corp.	27,797	107,248
Cell Biotech Co., Ltd.	1,527	61,507
Celltrion Pharm, Inc. (a) (b)	7,988	158,067
Chabiotech Co., Ltd. (a) (b)	26,061	274,031
Cheil Worldwide, Inc.	42,397	552,867
Choa Pharmaceutical Co. (a) (b)	17,144	65,720
Chong Kun Dang Pharmaceutical Corp.	3,334	288,461
Chongkundang Holdings Corp.	1,901	108,444
CJ CGV Co., Ltd.	6,592	384,233
CJ Freshway Corp.	1,638	52,891
CNK International Co., Ltd. (b) (c)	16,071	—
Com2uSCorp.	6,861	495,346
Corentec Co., Ltd. (b)	2,647	31,011
Cosmax BTI, Inc.	6,219	192,574
Cosmax, Inc.	4,979	492,623
Crown Confectionery Co., Ltd.	2,668	62,072
CrucialTec Co., Ltd. (a) (b)	6,028	40,227
CrystalGenomics, Inc. (b)	11,677	164,356
CTC BIO, Inc. (b)	6,185	53,769
Curoholdings Co., Ltd. (b)	50,509	107,266
D.I Corp.	8,830	34,397
Dae Han Flour Mills Co., Ltd.	465	69,300
Dae Hwa Pharmaceutical Co., Ltd. (a)	8,632	166,880
Daeduck GDS Co., Ltd.	3,214	34,327
Daesang Corp.	15,590	340,765
Daesang Holdings Co., Ltd.	4,725	40,294
Daewon Pharmaceutical Co., Ltd.	9,051	146,878
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b) (d)	50,853	188,625
Daewoong Pharmaceutical Co., Ltd. (a)	1,663	94,592
Daou Technology, Inc.	17,660	263,189
DGB Financial Group, Inc.	39,503	319,543
Digital Power Communications Co., Ltd.	13,230	40,310
DIO Corp. (a) (b)	8,744	286,327
Dong-A Socio Holdings Co., Ltd.	4,045	524,129
Dong-A ST Co., Ltd. (a)	4,260	372,106
Dongbu HiTek Co., Ltd. (b)	24,501	322,542
DongKook Pharmaceutical Co., Ltd.	3,073	146,043
Dongkuk Steel Mill Co., Ltd. (b)	49,958	457,059
Dongsung Finetec Co., Ltd.	4,202	20,005

Dongwha Pharm Co., Ltd.	30,084	202,254
Dongwon F&B Co., Ltd.	388	63,607
Dongwon Industries Co., Ltd.	1,079	324,736
Doosan Infracore Co., Ltd. (a) (b)	54,841	400,478
Eo Technics Co., Ltd. (a)	4,866	361,787
Eugene Investment & Securities Co., Ltd. (a) (b)	107,319	216,362
Eugene Technology Co., Ltd.	3,716	54,611
Eusu Holdings Co., Ltd.	6,280	29,741
Fila Korea, Ltd.	6,640	387,581
Finetex EnE, Inc. (a) (b)	39,851	215,125
Gamevil, Inc. (a) (b)	3,140	126,609
GemVax & Kael Co., Ltd. (a) (b)	12,543	151,102
Genexine Co., Ltd. (b)	7,511	268,339
Genic Co., Ltd. (a) (b)	3,045	38,321
GNCO Co., Ltd. (b)	756	4,801
GOLFZON Co., Ltd.	2,124	114,835
GOLFZONYUWONHOLDINGS Co., Ltd.	10,345	66,466
Grand Korea Leisure Co., Ltd.	13,664	231,354
Green Cross Cell Corp. (b)	1,693	38,127
Green Cross Corp.	3,777	490,966
Green Cross Holdings Corp.	12,739	251,025
GS Engineering & Construction Corp. (a) (b)	24,369	534,673
GS Home Shopping, Inc.	2,384	339,500
Halla Holdings Corp.	2,516	126,237
Hana Tour Service, Inc. (a)	4,423	242,060
Hanall Biopharma Co., Ltd. (a) (b)	15,322	166,819
Hancom, Inc.	5,968	81,777
Hanil Cement Co., Ltd.	1,616	101,686
Hanjin Heavy Industries & Construction Co., Ltd. (b)	35,205	98,083
Hanjin Kal Corp.	21,741	276,308
Hanjin Shipping Co., Ltd. (b)	1,732	526
Hanjin Transportation Co., Ltd.	3,902	93,043
Hankook Shell Oil Co., Ltd.	284	104,166
Hankook Tire Worldwide Co., Ltd.	13,346	229,284
Hanmi Pharm Co., Ltd.	450	113,823
Hanmi Semiconductor Co., Ltd.	5,321	68,065
Hansae Co., Ltd. (a)	10,094	214,366
Hansol Chemical Co., Ltd.	2,571	177,318
Hansol Holdings Co., Ltd. (b)	45,535	252,595
Hansol Paper Co., Ltd.	28,431	463,728
Hansol Technics Co., Ltd. (b)	12,127	155,127
Hanwha Investment & Securities Co., Ltd. (b)	238,284	411,345
Harim Co., Ltd. (a)	11,868	48,295
Heung-A Shipping Co., Ltd. (a)	45,983	50,635
Hite Jinro Co., Ltd.	31,042	542,297
HLB, Inc. (a) (b)	15,951	173,668
Homecast Co., Ltd. (a) (b)	13,772	200,685
Hugel, Inc. (b)	1,063	282,604
Humax Co., Ltd.	30,961	352,470
Humedix Co., Ltd.	1,399	38,861
Huons Co., Ltd. (b)	2,200	116,211
Huons Global Co., Ltd.	1,984	56,343
Hwa Shin Co., Ltd.	3,188	17,051
Hyundai BNG Steel Co., Ltd. (b)	2,428	24,927

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Hyundai C&F, Inc.	1,612	$21,955
Hyundai Corp.	2,293	41,577
Hyundai Elevator Co., Ltd. (b)	7,753	368,457
Hyundai Engineering Plastics Co., Ltd.	4,916	38,097
Hyundai Greenfood Co., Ltd.	32,923	419,783
Hyundai Home Shopping Network Corp.	3,795	350,342
Hyundai Hy Communications & Network Co., Ltd.	7,342	25,136
Hyundai IBT Co., Ltd. (a) (b)	43,527	191,003
Hyundai Livart Furniture Co., Ltd.	12,939	253,895
Hyundai Merchant Marine Co., Ltd. (a) (b)	64,148	359,033
Hyundai Mipo Dockyard Co., Ltd. (a) (b)	3,733	207,698
Hyundai Rotem Co., Ltd. (a) (b)	23,394	351,549
i-SENS, Inc.	2,484	60,465
Il Dong Pharmaceutical Co., Ltd. (e)	2,571	54,920
Il Dong Pharmaceutical Co., Ltd. (e)	6,988	109,929
Ilyang Pharmaceutical Co., Ltd. (a) (b)	8,017	276,460
iMarketKorea, Inc.	7,661	65,967
InBody Co., Ltd.	2,515	56,222
Innocean Worldwide, Inc.	5,567	263,186
Innox Corp. (a) (b)	3,439	68,336
Inscobee, Inc. (b)	21,623	30,524
Interojo Co., Ltd.	3,365	105,870
Interpark Holdings Corp.	31,076	129,162
iNtRON Biotechnology, Inc. (a) (b)	4,537	114,946
IS Dongseo Co., Ltd.	5,992	221,016
JB Financial Group Co., Ltd.	193,615	926,556
Jeil Pharmaceutical Co. (a)	4,714	314,969
Jeju Air Co., Ltd.	4,875	101,310
Jenax, Inc. (a) (b)	6,848	127,571
JoyCity Corp. (b)	1,450	24,611
Jusung Engineering Co., Ltd. (b)	7,678	65,795
JW Holdings Corp.	25,237	185,548
JW Pharmaceutical Corp. (a)	5,730	250,017
JYP Entertainment Corp. (b)	11,871	48,406
KB Financial Group, Inc.	10,584	375,058
KB Insurance Co., Ltd.	38,695	837,783
Kginicis Co., Ltd.	16,038	160,672
KGMobilians Co., Ltd.	31,476	240,018
KH Vatec Co., Ltd.	5,750	64,508
KIWOOM Securities Co., Ltd.	6,659	396,960
Koh Young Technology, Inc.	2,762	103,363
Kolao Holdings (a)	15,372	102,073
Kolon Corp.	3,781	183,446
Kolon Industries, Inc.	8,734	535,118
Kolon Life Science, Inc.	1,916	186,238
Komipharm International Co., Ltd. (b)	13,499	391,178
KONA I Co., Ltd. (a)	5,824	58,346
Korea Electric Terminal Co., Ltd.	2,450	159,641
Korea Kolmar Co., Ltd. (a)	8,603	468,685
Korea Kolmar Holdings Co., Ltd.	2,002	55,860
Korea Line Corp. (b)	3,728	53,090
Korea Petrochemical Ind Co., Ltd.	1,358	309,761
Korea Real Estate Investment & Trust Co., Ltd. (a)	50,483	119,332
Korea United Pharm, Inc.	6,687	102,425

Korean Air Lines Co., Ltd. (b)	15,130	342,611
Korean Reinsurance Co.	89,647	846,147
Kortek Corp.	7,628	88,103
KT Hitel Co., Ltd. (b)	61,105	330,872
KT Skylife Co., Ltd.	14,361	205,701
Ktis Corp.	13,097	40,122
Kumho Industrial Co., Ltd. (b)	16,313	130,742
Kumho Petrochemical Co., Ltd.	9,443	641,104
Kumho Tire Co., Inc. (a) (b)	61,367	430,860
Kwang Dong Pharmaceutical Co., Ltd.	16,634	117,339
KyungDong City Gas Co., Ltd.	504	32,006
Kyungdong Pharm Co., Ltd.	6,635	101,354
Leaders Cosmetics Co., Ltd. (a) (b)	7,081	128,980
LEENO Industrial, Inc.	3,314	118,945
LF Corp.	12,183	217,373
LG Hausys, Ltd.	3,744	296,656
LG Innotek Co., Ltd.	6,111	447,270
LG International Corp.	36,703	888,858
LG Life Sciences, Ltd. (b)	4,958	277,086
LIG Nex1 Co., Ltd.	5,061	337,316
Lock&Lock Co., Ltd.	3,271	39,269
Loen Entertainment, Inc. (b)	3,874	243,448
Lotte Chilsung Beverage Co., Ltd.	382	461,765
LOTTE Fine Chemical Co., Ltd.	14,151	359,106
Lotte Food Co., Ltd.	724	389,035
LOTTE Himart Co., Ltd.	4,066	142,064
LS Corp.	11,988	588,581
LS Industrial Systems Co., Ltd.	10,877	357,974
Lumens Co., Ltd. (b)	14,146	44,916
Lutronic Corp.	2,944	85,068
Macrogen, Inc. (b)	3,237	88,175
Maeil Dairy Industry Co., Ltd.	1,435	47,703
Magnachip Semiconductor Corp. (a) (b)	23,236	144,063
Medipost Co., Ltd. (a) (b)	4,146	186,395
MegaStudy Co., Ltd.	3,785	105,452
Melfas, Inc. (b)	23,625	142,008
Meritz Financial Group, Inc.	31,593	290,348
Meritz Fire & Marine Insurance Co., Ltd.	52,689	667,446
Meritz Securities Co., Ltd.	150,871	432,202
Minwise Co., Ltd. (a)	18,695	464,357
Mirae Corp. (a) (b)	218,756	51,257
Modetour Network, Inc.	2,934	70,326
Muhak Co., Ltd.	5,863	110,920
Naturalendo Tech Co., Ltd. (a) (b)	10,338	150,217
Naturecell Co., Ltd. (b)	35,429	136,547
Neowiz Games Corp. (a) (b)	11,269	105,898
NEPES Corp.	5,686	38,980
Nexen Tire Corp.	25,671	276,307
NH Investment & Securities Co., Ltd.	3	24
NHN Entertainment Corp. (a) (b)	10,316	429,620
NHN KCP Corp. (a)	6,608	70,030
NICE Holdings Co., Ltd.	5,190	75,628
NongShim Co., Ltd.	2,713	746,872
OCI Co., Ltd. (a) (b)	7,428	484,007
Opto Device Technology Co., Ltd.	5,771	40,279
Osstem Implant Co., Ltd. (b)	7,342	368,984
Pan Ocean Co., Ltd. (b)	97,972	323,248
Paradise Co., Ltd. (a)	23,943	240,857

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Partron Co., Ltd.	23,506	$201,430
Paru Co., Ltd. (a) (b)	96,572	321,827
Pharmicell Co., Ltd. (b)	58,406	250,975
Poongsan Corp.	18,031	604,616
Posco ICT Co., Ltd. (b)	7,578	36,265
Power Logics Co., Ltd. (b)	14,830	48,132
Qurient Co., Ltd. (b)	6,113	177,651
Redrover Co., Ltd. (b)	13,989	66,250
S&T Dynamics Co., Ltd.	7,075	54,477
S-Energy Co., Ltd.	35	226
Sajo Industries Co., Ltd. (b)	1,175	62,165
Sam Yung Trading Co., Ltd.	5,403	78,956
Samchully Co., Ltd.	472	39,666
Samchuly Bicycle Co., Ltd.	5,035	53,151
Samho International Co., Ltd. (b)	4,764	66,660
Samjin Pharmaceutical Co., Ltd.	9,734	280,060
Samkwang Glass	935	51,867
Samsung Pharmaceutical Co., Ltd. (b)	34,365	119,074
Samyang Holdings Corp.	3,810	376,962
Schnell Biopharmaceuticals, Inc. (a) (b)	38,830	125,865
SeAH Steel Corp.	633	48,531
Sebang Co., Ltd.	2,549	31,973
Seegene, Inc. (a) (b)	13,287	384,485
Seobu T&D	4,383	66,772
Seohan Co., Ltd.	143,287	271,080
Seoul Semiconductor Co., Ltd.	22,861	294,327
SEOWONINTECH Co., Ltd.	2,851	25,375
Seoyon Co., Ltd.	4,205	37,252
Seoyon E-Hwa Co., Ltd.	3,348	38,808
SFA Engineering Corp.	14,864	793,780
Shinsegae Information & Communication Co., Ltd.	6,884	417,212
Shinsegae, Inc.	3,144	458,142
Silicon Works Co., Ltd.	1,781	40,993
Silla Co., Ltd.	1,542	18,448
Sindoh Co., Ltd.	794	36,091
SK Bioland Co., Ltd.	3,785	56,252
SK Chemicals Co., Ltd.	7,817	433,631
SK Materials Co., Ltd.	2,858	424,512
SK Networks Co., Ltd.	67,884	388,936
SKC Co., Ltd.	13,605	371,721
SM Culture & Contents Co., Ltd. (a) (b)	98,470	164,687
SM Entertainment Co. (a) (b)	8,796	188,621
Soulbrain Co., Ltd.	7,300	365,060
SPC Samlip Co., Ltd.	1,545	216,822
Suheung Co., Ltd.	1,457	44,815
SundayToz Corp. (b)	3,305	56,096
Sungshin Cement Co., Ltd. (b)	6,881	39,823
Sungwoo Hitech Co., Ltd.	27,191	173,124
Suprema HQ, Inc. (b)	1,710	11,963
Suprema, Inc. (b)	1,653	28,056
Synopex, Inc. (b)	28,800	40,179
Taekwang Industrial Co., Ltd.	510	399,876
Taihan Electric Wire Co., Ltd. (b)	136,166	209,131
TBH Global Co., Ltd. (b)	1,922	13,845
Tera Semicon Co., Ltd. (b)	2,536	57,951
Tongyang Life Insurance Co., Ltd.	7,489	78,747
Tongyang, Inc.	128,864	318,479
Tovis Co., Ltd.	7,205	50,527

Value Added Technologies Co., Ltd.	3,503	104,846
Viatron Technologies, Inc. (a)	10,890	228,566
Vieworks Co., Ltd.	6,392	316,478
ViroMed Co., Ltd. (a) (b)	7,534	645,611
Wave Electronics Co., Ltd. (b)	6,302	103,572
Webzen, Inc. (a) (b)	12,218	151,233
WeMade Entertainment Co., Ltd. (b)	5,419	100,053
Whanin Pharmaceutical Co., Ltd.	8,368	109,814
Wins Co., Ltd.	3,841	36,731
WiSoL Co., Ltd.	5,721	73,182
Wonik Holdings Co., Ltd. (a) (b)	101,019	563,726
Wonik IPS Co., Ltd. (b)	16,343	354,518
Woojeon Co., Ltd. (b)	7,776	2,446
Woongjin Thinkbig Co., Ltd. (b)	7,889	60,810
YG Entertainment, Inc. (a)	6,606	155,059
Young Poong Corp.	258	227,283
Youngone Corp.	9,876	250,620
Yuanta Securities Korea Co., Ltd. (a) (b)	72,414	187,960
Yuhan Corp.	26	4,295
Yungjin Pharmaceutical Co., Ltd. (a) (b)	51,525	376,263

		60,139,425

SPAIN — 1.1%
Applus Services SA	52,549	534,861
Axiare Patrimonio SOCIMI SA	21,432	312,407
Baron de Ley (b)	949	119,614
Codere SA (b)	576,365	462,020
Construcciones y Auxiliar de Ferrocarriles SA	21,966	887,359
Euskaltel SA (a) (b) (f)	30,730	272,913
Faes Farma SA	252,291	894,109
Hispania Activos Inmobiliarios SOCIMI SA	31,402	370,792
Lar Espana Real Estate Socimi SA	24,505	181,702
Let’s GOWEX SA (a) (b) (c)	9,561	—
NH Hotel Group SA (b)	55,848	226,492
Obrascon Huarte Lain SA (a)	47,139	163,827
Parques Reunidos Servicios Centrales SAU (b) (f)	12,629	203,470
Pharma Mar SA (a) (b)	171,135	489,168
Promotora de Informaciones SA Class A (b)	44,101	244,207
Sacyr SA (a) (b)	113,741	266,330
Saeta Yield SA	13,451	115,358
Talgo SA (a) (b) (f)	36,126	172,153
Telepizza Group SA (b) (f)	32,129	153,005
Tubacex SA	156,046	449,329
Vidrala SA	20,906	1,080,480

		7,599,596

SWEDEN — 3.1%
Acando AB	85,686	244,289
AddLife AB (b)	14,706	222,987
AddTech AB Class B	25,210	395,441
AF AB Class B	28,872	530,747
Attendo AB (f)	28,528	247,295
Avanza Bank Holding AB	9,852	400,170
B&B Tools AB Class B	13,009	273,509

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Beijer Alma AB	8,804	$225,803
Beijer Ref AB	15,310	364,018
Betsson AB (b)	49,395	477,932
Bilia AB Class A	12,815	295,527
BioGaia AB Class B	3,802	125,553
Bonava AB Class B (b)	37,014	575,301
Bravida Holding AB (f)	36,717	223,303
Bufab AB	22,517	192,710
Bure Equity AB	21,866	249,117
Byggmax Group AB	26,806	185,895
Capio AB (f)	27,126	143,623
Cellavision AB	18,434	174,507
Clas Ohlson AB Class B	13,265	195,662
Cloetta AB Class B	106,946	337,863
Com Hem Holding AB	40,329	385,773
Duni AB	13,293	182,906
Eltel AB (f)	21,665	149,050
Evolution Gaming Group AB (a) (f)	9,969	284,763
Haldex AB	46,513	596,478
Hemfosa Fastigheter AB	55,397	518,322
HIQ International AB (b)	31,263	211,641
Hoist Finance AB (f)	16,847	157,165
Industrial & Financial Systems Class B (d)	9,979	435,536
Infant Bacterial Theraoeutic AB (b)	1,167	5,652
Investment AB Oresund	15,104	253,546
Inwido AB	30,098	313,086
JM AB	24,283	703,530
KNOW IT AB	22,808	225,328
Kungsleden AB	66,451	422,423
Lagercrantz Group AB Class B	22,501	206,815
LeoVegas AB (b) (f)	66,803	268,400
Lindab International AB	20,231	162,679
Medivir AB Class B (b)	10,951	118,134
Modern Times Group MTG AB Class B	19,582	581,989
Munksjo Oyj (b)	18,978	316,269
Mycronic AB	29,676	320,129
NetEnt AB (b)	75,344	583,040
New Wave Group AB Class B	92,291	561,288
Nobia AB	51,298	479,122
Nolato AB Class B	11,753	340,250
Nordnet AB Class B	50,662	208,011
Opus Group AB	83,777	59,942
Orexo AB (a) (b)	7,601	31,460
Qliro Group AB (a) (b)	92,702	88,267
Ratos AB Class B	53,887	255,893
RaySearch Laboratories AB	13,752	279,291
Recipharm AB Class B	9,903	131,901
Sagax AB Class B	34,953	314,533
Sagax AB Class D (b)	2,310	7,196
SAS AB (b)	44,862	68,889
Scandi Standard AB	28,164	176,711
Sectra AB Class B (b)	14,811	210,722
SkiStar AB	10,497	176,210
Starbreeze AB (b)	109,800	233,267
Systemair AB	11,425	153,430
Tethys Oil AB	30,271	262,405
Thule Group AB (f)	26,813	420,586

Tobii AB (b) (d)	38,710	290,817
Vitrolife AB	8,235	350,807
Vostok New Ventures, Ltd. SDR (a) (b)	20,916	171,526
Wihlborgs Fastigheter AB	119,893	2,235,638

		20,992,068

SWITZERLAND — 2.5%
APG SGA SA	293	128,864
Arbonia AG (b)	19,626	316,689
Ascom Holding AG	20,321	319,906
Autoneum Holding AG	1,372	360,768
Bachem Holding AG Class B	3,505	311,410
Basilea Pharmaceutica, Ltd. (a) (b)	8,362	601,429
Bell AG	799	344,922
Bobst Group SA	2,674	186,274
Bossard Holding AG Class A (b)	1,939	273,580
Burckhardt Compression Holding AG	1,331	350,642
Burkhalter Holding AG	2,627	354,626
Comet Holding AG (b)	331	327,304
Conzzeta AG	183	129,640
EFG International AG (b)	40,080	242,921
Evolva Holding SA (a) (b)	207,242	148,853
GAM Holding AG (b)	64,869	753,140
Gurit Holding AG	64	50,943
HBM Healthcare Investments AG Class A (b)	2,933	285,696
Huber + Suhner AG	6,067	337,271
Implenia AG	4,831	357,685
Inficon Holding AG (b)	907	327,514
Interroll Holding AG	386	421,567
Intershop Holding AG	244	120,277
Kardex AG (b)	3,926	367,936
Komax Holding AG	2,133	527,295
Kudelski SA (b)	49,230	854,931
Lastminute.com NV (a) (b)	1,513	21,437
LEM Holding SA	264	247,285
Leonteq AG (b)	3,524	117,889
LifeWatch AG (b)	11,988	120,900
Metall Zug AG	63	200,774
Meyer Burger Technology AG (a) (b)	36,690	24,187
Mobilezone Holding AG	13,829	197,295
Mobimo Holding AG (b)	2,985	748,196
Myriad Group AG (b)	26,529	63,167
Newron Pharmaceuticals SpA (b)	3,337	66,159
Orascom Development Holding AG (b)	5,126	25,772
Oriflame Holding AG (b)	19,104	578,508
Orior AG (b)	5,547	407,968
Phoenix Mecano AG	432	199,349
Rieter Holding AG (b)	1,416	246,739
Santhera Pharmaceutical Holding AG (a) (b)	2,064	107,632
Schmolz + Bickenbach AG (b)	178,150	119,193
Schweiter Technologies AG	325	367,738
Siegfried Holding AG (b)	1,680	352,083
Swissquote Group Holding SA (b)	5,321	124,864
Tecan Group AG	4,498	703,234
u-blox Holding AG (b)	2,753	517,906
Valiant Holding AG	6,377	636,226
Valora Holding AG	5,849	1,664,607
Vaudoise Assurances Holding SA	428	202,977

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Wizz Air Holdings PLC (b) (f)	20,027	$443,207
Zehnder Group AG (b)	2,469	78,101

		17,385,476

UNITED ARAB EMIRATES — 0.0% (g)
Lamprell PLC (b)	112,133	127,473

UNITED KINGDOM — 10.0%
4imprint Group PLC	7,902	173,313
888 Holdings PLC	74,913	200,869
A.G.Barr PLC	44,419	275,255
Aldermore Group PLC (b)	58,657	171,631
Allied Minds PLC (a) (b)	86,881	504,566
AO World PLC (a) (b)	81,962	183,715
Arrow Global Group PLC	65,527	241,286
Ascential PLC	58,561	195,302
Assura PLC	843,464	594,069
AVEVA Group PLC	25,050	581,607
Avon Rubber PLC	16,363	210,479
Big Yellow Group PLC REIT	55,955	473,960
Bloomsbury Publishing PLC	20,229	42,431
Bodycote PLC	47,061	374,492
Bovis Homes Group PLC	55,321	560,530
Brammer PLC	53,669	109,587
Brewin Dolphin Holdings PLC	105,399	397,351
Cairn Energy PLC (b)	240,995	702,476
Cape PLC	37,128	66,981
Card Factory PLC	95,955	299,974
Carillion PLC (a)	147,008	428,877
Chemring Group PLC (b)	265,977	558,712
Chesnara PLC	50,248	226,780
Cineworld Group PLC	418	2,918
Circassia Pharmaceuticals PLC (b)	85,127	98,876
Clarkson PLC	11,665	313,213
CMC Markets PLC (f)	35,852	48,332
Coats Group PLC (b)	552,129	371,820
Communisis PLC	49,808	26,695
Computacenter PLC	31,231	308,725
Concentric AB	21,649	271,071
Connect Group PLC	67,853	128,069
Consort Medical PLC	24,343	318,842
Costain Group PLC	48,965	214,031
Countryside Properties PLC (b) (f)	120,717	371,120
Countrywide PLC	64,723	140,956
Cranswick PLC	20,471	592,661
Crest Nicholson Holdings PLC	103,858	581,344
Daejan Holdings PLC	2,150	164,446
Dairy Crest Group PLC (a)	61,568	471,294
De La Rue PLC	35,905	272,851
Debenhams PLC	443,800	314,222
Dechra Pharmaceuticals PLC	27,477	456,654
Devro PLC	59,626	139,802
DFS Furniture PLC	73,622	206,504
Dialight PLC (b)	11,947	116,622
Dignity PLC	14,366	438,636
Diploma PLC	46,148	592,466
Domino’s Pizza Group PLC	2,034	9,068
Doric Nimrod Air Three, Ltd. Preference Shares (d)	85,438	105,835
Drax Group PLC	156,391	730,271

e2v technologies PLC	99,231	334,738
Electrocomponents PLC	166,764	982,297
Elementis PLC	138,141	473,505
Empiric Student Property PLC	349,049	457,180
EnQuest PLC (a) (b)	412,340	213,993
Enterprise Inns PLC (b)	415,342	623,559
Essentra PLC	103,014	586,803
esure Group PLC	108,499	270,144
Euromoney Institutional Investor PLC	15,926	225,324
Exova Group PLC	54,756	128,553
F&C Commercial Property Trust, Ltd.	270,549	455,990
FDM Group Holdings PLC	38,632	269,706
Fenner PLC	158,924	462,953
Ferroglobe PLC	20,201	218,777
Fidessa Group PLC	18,242	515,957
Findel PLC (b)	29,060	67,148
Firstgroup PLC (b)	368,741	472,037
Flybe Group PLC (b)	116,386	63,277
Forterra PLC (f)	97,845	210,672
Foxtons Group PLC	91,515	115,342
Fuller Smith & Turner PLC Class A	19,147	230,675
Galliford Try PLC	31,282	499,018
Games Workshop Group PLC	5,877	51,814
Gem Diamonds, Ltd.	92,655	125,938
Genel Energy PLC (a) (b)	60,215	61,012
Genus PLC	32,271	716,167
Go-Ahead Group PLC	16,854	466,703
Gocompare.Com Group PLC (b)	108,499	95,187
Grafton Group PLC	85,187	578,937
Grainger PLC	164,011	481,926
Greene King PLC	425	3,666
Greggs PLC	49,137	588,946
Halfords Group PLC	82,469	372,455
Hansteen Holdings PLC	165,863	232,617
Headlam Group PLC	18,681	112,588
Helical Bar PLC	39,416	143,556
Hill & Smith Holdings PLC	25,411	376,475
Hilton Food Group PLC	29,631	227,370
Hunting PLC	62,187	482,179
Huntsworth PLC	1,638	769
Ibstock PLC (f)	94,898	218,457
Imagination Technologies Group PLC (b)	83,567	260,214
Indivior PLC	1,763	6,453
Intelligent Energy Holdings PLC (b)	46,141	4,347
International Personal Finance PLC	84,089	179,028
Interserve PLC	90,331	381,453
IP Group PLC (b)	210,061	464,096
ITE Group PLC	273,878	522,009
Ithaca Energy, Inc. (b)	152,147	191,737
J D Wetherspoon PLC (a)	125,287	1,374,720
James Fisher & Sons PLC	19,031	366,844
JD Sports Fashion PLC	652	2,561
John Laing Group PLC (f)	127,771	427,540
John Menzies PLC	26,955	198,509
Johnston Press PLC (b)	27,350	4,520
JRP Group PLC	249,736	461,336
KCOM Group PLC	209,143	244,860
Keller Group PLC	53,545	558,414

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Kier Group PLC	37,195	$631,031
Laird PLC	192,147	363,262
Lancashire Holdings, Ltd.	58,287	499,835
Lavendon Group PLC	76,209	248,602
LondonMetric Property PLC	212,062	407,463
Lookers PLC	124,836	180,862
Low & Bonar PLC	85,133	68,902
LSL Property Services PLC	38,618	109,991
Luxfer Holdings PLC ADR	8,547	93,077
Marshalls PLC	98,932	357,567
Marston’s PLC	141,343	237,525
McBride PLC (b)	140,526	314,290
McCarthy & Stone PLC (f)	220,377	438,417
McColl’s Retail Group PLC	59,554	136,873
McKay Securities PLC	51,493	110,712
Mears Group PLC	32,770	184,645
Micro Focus International PLC	180	4,846
Millennium & Copthorne Hotels PLC	31,890	181,420
Mitchells & Butlers PLC	47,941	148,629
Mitie Group PLC	246,123	682,449
Moneysupermarket.com Group PLC	2,093	7,606
Morgan Advanced Materials PLC	170,723	602,062
Morgan Sindall Group PLC	62,951	579,501
Mothercare PLC (b)	57,342	80,066
Mucklow A & J Group PLC	28,585	164,243
N Brown Group PLC	68,011	186,984
NCC Group PLC	122,685	274,009
NewRiver REIT PLC	88,491	372,863
NMC Health PLC	125	2,385
Northgate PLC	46,449	282,956
Novae Group PLC	25,404	215,809
On the Beach Group PLC (b) (f)	34,269	117,400
OneSavings Bank PLC	57,434	239,873
Ophir Energy PLC (b)	258,624	308,384
Oxford Instruments PLC	22,515	203,647
Pagegroup PLC	125,517	605,646
Paragon Group of Cos. PLC	124,775	639,531
PayPoint PLC	72,080	896,000
Pendragon PLC	499,725	192,964
Petropavlovsk PLC (b)	972,032	83,476
Pets at Home Group PLC	137,168	405,085
Photo-Me International PLC	100,360	203,376
Polypipe Group PLC	69,101	276,561
Premier Foods PLC (b)	430,422	248,640
Premier Oil PLC (b)	218,186	199,505
Primary Health Properties PLC	272,798	375,005
PZ Cussons PLC	103,273	426,598
QinetiQ Group PLC	141,039	457,994
Rank Group PLC	56,765	136,776
Rathbone Brothers PLC	18,326	449,041
Raven Russia, Ltd. (a) (b)	149,926	83,134
Redefine International PLC	327,391	158,539
Redrow PLC	90,865	481,670
Renishaw PLC	174	5,435
Restaurant Group PLC	82,019	328,870
Ricardo PLC	28,340	337,051
Robert Walters PLC	45,673	192,799
RPC Group PLC	850	11,186
RPS Group PLC	193,815	532,859

Safestore Holdings PLC	75,549	326,732
Sanne Group PLC	52,078	376,448
Savills PLC	53,507	463,142
Schroder Real Estate Investment Trust, Ltd.	232,861	164,009
SDL PLC	44,430	243,069
Seadrill, Ltd. (a) (b)	147,225	510,037
Senior PLC	402,095	965,377
Serco Group PLC (b)	358,895	635,490
Shanks Group PLC	534,896	608,068
Shawbrook Group PLC (b) (f)	57,085	191,790
SIG PLC	300,259	382,887
Soco International PLC	95,878	188,962
Softcat PLC	55,501	202,242
Sophos Group PLC (f)	115,677	373,921
Speedy Hire PLC	178,744	112,641
Spire Healthcare Group PLC (f)	81,296	339,231
Spirent Communications PLC	321,649	392,477
SSP Group PLC	1,244	5,952
ST Modwen Properties PLC	68,292	256,446
Stagecoach Group PLC	139,506	372,687
Stallergenes Greer PLC (b)	405	13,200
SThree PLC	55,256	211,744
Stobart Group, Ltd.	110,587	243,573
Stock Spirits Group PLC	85,909	191,872
SuperGroup PLC	22,945	467,241
SVG Capital PLC (b)	25,880	226,409
Synthomer PLC	122,047	576,989
Ted Baker PLC	10,252	356,474
Telecom Plus PLC	28,928	420,360
Thomas Cook Group PLC (b)	276,967	298,428
Topps Tiles PLC	95,738	103,511
TORM PLC	10,985	98,949
TP ICAP PLC	212,243	1,136,364
Trinity Mirror PLC	100,842	132,082
Tritax Big Box REIT PLC	416,248	717,500
Tyman PLC	59,771	203,473
U & I Group PLC	52,574	110,437
Ultra Electronics Holdings PLC	16,552	396,982
UNITE Group PLC	54,641	409,154
Urban & Civic PLC	35,499	99,024
Vectura Group PLC (b)	270,443	458,151
Vesuvius PLC	74,784	365,284
Victrex PLC	28,427	678,279
Virgin Money Holdings UK PLC	88,355	330,475
Vitec Group PLC	25,917	207,678
Volution Group PLC	79,656	158,713
Wilmington PLC	20,872	70,053
Wincanton PLC	200,098	608,237
Workspace Group PLC	42,880	419,638
Xaar PLC	29,929	147,927
Zoopla Property Group PLC (f)	135,098	533,020

		68,513,394

UNITED STATES — 0.7%
Alacer Gold Corp. (b)	109,895	183,561
Argonaut Gold, Inc. (b)	64,049	101,252
Atlantic Power Corp. (a)	58,083	146,393
Boart Longyear, Ltd. (b)	2,516	228
DHT Holdings, Inc. (a)	58,416	241,842

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Eros International PLC (a) (b)	12,086	$157,722
Ferroglobe Representation & Warranty Insurance Trust (c)	19,857	—
Globant SA (b)	11,499	383,492
Golar LNG, Ltd.	36,583	839,214
MDC Partners, Inc. Class A	25,962	170,051
Mitel Networks Corp. (b)	36,867	250,696
Nordic American Tankers, Ltd. (a)	45,849	385,132
Ormat Technologies, Inc.	1	42
Oxford Immunotec Global PLC (b)	15,287	228,541
REC Silicon ASA (a) (b)	870,672	115,311
Ship Finance International, Ltd. (a)	32,636	484,645
Sims Metal Management, Ltd.	52,743	489,993
Stratasys, Ltd. (a) (b)	19,414	321,107
Vail Resorts, Inc.	1,803	290,842

		4,790,064

TOTAL COMMON STOCKS (Cost $774,958,021)		683,308,982

WARRANTS — 0.0% (g)
HONG KONG — 0.0% (g)
Skyway Securities Group, Ltd. (expiring 2/13/17) (b)	346,000	4,507

SINGAPORE — 0.0% (g)
Ezion Holdings, Ltd. (expiring 4/24/20) (a) (b)	115,305	6,625

TOTAL WARRANTS (Cost $—)		11,132

RIGHTS — 0.0% (g)
AUSTRALIA — 0.0% (g)
Corporate Travel Management, Ltd. (expiring 1/17/17) (a) (b) (c)	2,168	—
Estia Health, Ltd. (expiring 1/11/17) (b) (c)	30,138	—

		—

HONG KONG — 0.0% (g)
Enerchina Holdings, Ltd. (expiring 1/25/17) (b) (d)	1,096,500	6,364
Heng Tai Consumables Group, Ltd. (expiring 1/3/17) (b) (d)	324,000	126

		6,490

ITALY — 0.0% (g)
Credito Valtellinese (expiring 1/5/17) (b) (d)	380,054	—

NORWAY — 0.0% (g)
Petroleum Geo-Services ASA (expiring 1/5/17) (b) (d)	11,257	8,762

SINGAPORE — 0.0% (g)
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (expiring 1/18/17) (b) (d)	162,720	13,741

SPAIN — 0.0% (g)
Faes Farma SA (expiring 1/5/17) (b)	247,983	23,802

TOTAL RIGHTS (Cost $23,245)		52,795

SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (h) (i)	811,643	811,643
State Street Navigator Securities Lending Government Money Market Portfolio (i) (j)	44,938,434	44,938,434

TOTAL SHORT-TERM INVESTMENTS (Cost $45,750,077)		45,750,077

TOTAL INVESTMENTS — 106.4% (Cost $820,731,343)		729,122,986
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(43,590,617)

NET ASSETS — 100.0%		$685,532,369

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $2,218,848 representing 0.3% of net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount is less than 0.05% of net assets.
(h)	The rate shown is the annualized seven-day yield at December 31, 2016.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$45,703,217	$195,350		$0	(b)	$45,898,567
Austria	3,763,356	—		—		3,763,356
Belgium	9,153,126	—		—		9,153,126
Canada	63,243,944	27,626		0	(b)	63,271,570
China	1,476,299	—		—		1,476,299
Denmark	6,062,191	—		0	(b)	6,062,191
Faeroe Islands	801,195	—		—		801,195
Finland	7,570,620	—		0	(b)	7,570,620
France	14,580,943	—		—		14,580,943
Germany	19,190,895	—		—		19,190,895
Greece	559	—		0	(b)	559
Hong Kong	24,240,433	755,821		0	(b)	24,996,254
India	407,208	—		—		407,208
Ireland	6,483,947	—		—		6,483,947
Israel	12,029,761	—		—		12,029,761
Italy	10,798,732	170,015		0	(b)	10,968,747
Japan	229,545,478	28,396		—		229,573,874
Luxembourg	506,259	—		—		506,259
Macau	587,598	—		—		587,598
Netherlands	10,145,716	—		—		10,145,716
New Zealand	9,708,752	—		—		9,708,752
Norway	11,437,739	—		—		11,437,739
Peru	213,530	—		—		213,530
Portugal	2,153,228	—		—		2,153,228
Singapore	12,023,783	256,627		0	(b)	12,280,410
South Africa	499,142	—		0	(b)	499,142
South Korea	59,950,800	188,625		0	(b)	60,139,425
Spain	7,599,596	—		0	(b)	7,599,596
Sweden	20,530,508	461,560		—		20,992,068
Switzerland	17,385,476	—		—		17,385,476
United Arab Emirates	127,473	—		—		127,473
United Kingdom	68,407,559	105,835		—		68,513,394
United States	4,790,064	—		0	(b)	4,790,064
Warrants
Hong Kong	4,507	—		—		4,507
Singapore	6,625	—		—		6,625
Rights
Australia	—	—		0	(b)	—
Hong Kong	—	6,490		—		6,490
Italy	—	0	(a)	—		—
Norway	—	8,762		—		8,762
Singapore	—	13,741		—		13,741
Spain	23,802	—		—		23,802
Short-Term Investments	45,750,077	—		—		45,750,077

TOTAL INVESTMENTS	$726,904,138	$2,218,848		$0		$729,122,986

(a)	Fund held Level 2 securities that were valued at $0 at December 31, 2016.
(b)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,225,573	$3,225,573	470,553	3,696,126	—	$—	$141
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	32,771,480	31,959,837	811,643	811,643	3,328
State Street Navigator Securities Lending Government Money Market Portfolio *	77,010,646	77,010,646	178,876,856	210,949,068	44,938,434	44,938,434	368,658

TOTAL		$80,236,219				$45,750,077	$372,127

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 15.4%
Astro Japan Property Group	541,811	$2,608,963
BGP Holdings PLC (a) (b)	32,410,441	—
BWP Trust	4,444,041	9,621,609
Charter Hall Retail REIT	3,029,653	9,279,653
Dexus Property Group REIT	8,853,800	61,674,159
Gateway Lifestyle (c)	2,602,506	4,070,464
Goodman Group	14,686,558	75,824,231
GPT Group	16,550,187	60,279,460
Investa Office Fund REIT	5,654,879	19,326,970
Scentre Group REIT	49,113,714	165,013,402
Westfield Corp.	17,632,299	119,759,573

		527,458,484

AUSTRIA — 1.3%
BUWOG AG	650,958	15,166,948
CA Immobilien Anlagen AG	672,695	12,391,854
IMMOFINANZ AG (c)	8,087,442	15,806,515

		43,365,317

BELGIUM — 1.0%
Befimmo SA	209,402	11,785,450
Cofinimmo SA REIT	186,315	21,351,435

		33,136,885

BRAZIL — 0.5%
BR Malls Participacoes SA (b)	4,879,212	17,914,580

CANADA — 3.9%
Artis Real Estate Investment Trust	673,390	6,377,132
Boardwalk Real Estate Investment Trust	207,241	7,518,194
Canadian Apartment Properties	609,990	14,268,958
Canadian Real Estate Investment Trust	329,882	11,389,237
Crombie Real Estate Investment Trust	392,493	3,974,539
Dream Office Real Estate Investment Trust	488,885	7,127,029
First Capital Realty, Inc.	1,276,215	19,670,679
H&R Real Estate Investment Trust	1,283,420	21,408,676
RioCan Real Estate Investment Trust	1,468,472	29,160,292
Smart Real Estate Investment Trust REIT	585,680	14,102,090

		134,996,826

FRANCE — 11.5%
Fonciere Des Regions	453,624	39,683,464
Gecina SA REIT	371,918	51,565,271
Klepierre REIT	1,913,334	75,365,532
Mercialys SA (c)	507,319	10,297,898
Unibail-Rodamco SE	916,201	219,122,803

		396,034,968

GERMANY — 1.3%
LEG Immobilien AG	579,668	45,121,674

HONG KONG — 8.2%
Champion REIT	19,727,174	10,686,512
Hang Lung Properties, Ltd.	19,077,755	40,453,015
Hongkong Land Holdings, Ltd.	10,869,400	68,803,302
Hysan Development Co., Ltd.	5,680,846	23,483,502

Link REIT	20,574,355	133,745,315
Prosperity REIT	10,791,000	4,258,974

		281,430,620

ITALY — 0.2%
Beni Stabili SpA SIIQ	9,351,862	5,356,085
Immobiliare Grande Distribuzione SIIQ SpA	3,269,844	2,496,980

		7,853,065

JAPAN — 25.2%
Activia Properties, Inc. (c)	6,104	28,836,147
Aeon Mall Co., Ltd.	1,046,940	14,756,886
AEON REIT Investment Corp. (c)	9,886	10,840,823
Daibiru Corp.	523,200	4,490,275
Daiwa Office Investment Corp. (c)	3,033	15,342,479
Frontier Real Estate Investment Corp.	4,279	18,325,207
Fukuoka Corp. REIT	6,877	10,896,125
Global One Real Estate Investment Corp.	1,777	6,673,177
Hankyu REIT, Inc. (c)	5,484	6,869,399
Heiwa Real Estate Co., Ltd.	305,000	4,157,843
Hoshino Resorts REIT, Inc. (c)	1,493	7,808,377
Hulic Co., Ltd.	4,460,490	39,734,635
Hulic, Inc. REIT (c)	8,760	14,728,306
Ichigo Hotel Real Estate Investment Corp.	2,459	2,717,581
Japan Excellent, Inc.	12,012	15,273,114
Japan Prime Realty Investment Corp. (c)	8,031	31,708,111
Japan Real Estate Investment Corp.	11,471	62,648,665
Japan Rental Housing Investments, Inc.	15,080	10,136,511
Japan Retail Fund Investment Corp. REIT	23,524	47,719,624
Kenedix Office Investment Corp. REIT	3,729	21,484,872
Kenedix Residential Investment Corp.	3,218	8,732,344
Kenedix Retail REIT Corp.	3,680	8,405,299
Leopalace21 Corp.	2,461,200	13,631,716
MCUBS MidCity Investment Corp.	2,308	6,668,633
Mitsui Fudosan Co., Ltd.	9,136,000	211,882,197
Mori Hills Investment Corp. REIT	12,886	17,445,016
Mori Trust Sogo REIT, Inc.	8,879	14,037,704
Nippon Building Fund, Inc. (c)	13,014	72,191,520
NTT Urban Development Corp.	997,031	8,796,201
Orix JREIT, Inc. REIT	23,263	36,798,761
Premier Investment Corp.	10,295	12,198,474
Tokyu Fudosan Holdings Corp.	4,724,300	27,948,446
Tokyu REIT, Inc.	8,980	11,402,563
United Urban Investment Corp.	27,216	41,511,779

		866,798,810

NETHERLANDS — 1.4%
Atrium European Real Estate, Ltd.	1,570,616	6,510,466
Eurocommercial Properties NV	444,299	17,144,622
Vastned Retail NV	174,698	6,791,923
Wereldhave NV	370,747	16,721,101

		47,168,112

See accompanying Notes to Schedule of Investments

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

NEW ZEALAND — 0.9%
Argosy Property, Ltd. (c)	7,512,833	$5,291,085
Goodman Property Trust (c)	9,290,389	7,903,390
Kiwi Property Group, Ltd.	12,208,838	11,790,813
Precinct Properties New Zealand, Ltd.	9,232,565	7,725,441

		32,710,729

PHILIPPINES — 2.0%
Robinsons Land Corp.	14,664,300	7,669,536
SM Prime Holdings, Inc.	106,520,400	60,746,358

		68,415,894

SINGAPORE — 7.1%
Ascendas REIT (c)	21,731,128	34,145,262
Cambridge Industrial Trust	10,336,679	3,863,644
CapitaLand Commercial Trust	19,653,905	20,134,131
CapitaLand Mall Trust REIT (c)	24,816,740	32,380,117
CapitaLand, Ltd.	23,832,265	49,818,952
Frasers Commercial Trust	5,318,964	4,638,953
Global Logistic Properties, Ltd. (c)	27,220,884	41,452,166
GuocoLand, Ltd. (c)	2,520,466	3,140,333
Keppel REIT (c)	16,352,656	11,545,448
Mapletree Logistics Trust	14,019,798	9,898,383
Starhill Global REIT	12,409,424	6,356,319
Suntec Real Estate Investment Trust (c)	23,376,491	26,698,422

		244,072,130

SOUTH AFRICA — 1.9%
Growthpoint Properties, Ltd. REIT	21,393,598	40,503,126
Hyprop Investments, Ltd.	1,967,147	16,875,029
SA Corporate Real Estate, Ltd.	16,419,380	6,747,855

		64,126,010

SPAIN — 0.0%(d)
Martinsa Fadesa SA (b)	35,998	—
SWEDEN — 1.9%
Castellum AB	2,517,987	34,618,649
Fabege AB	1,294,802	21,222,290
Kungsleden AB	1,438,341	9,143,407

		64,984,346

SWITZERLAND — 2.5%
PSP Swiss Property AG	371,984	32,207,991
Swiss Prime Site AG (b)	659,056	54,048,623

		86,256,614

THAILAND — 0.6%
Central Pattana PCL NVDR	12,401,151	19,652,485

UNITED KINGDOM — 12.9%
Big Yellow Group PLC REIT	1,365,001	11,562,073
British Land Co. PLC REIT	9,436,230	73,398,898
Capital & Counties Properties PLC (c)	6,933,119	25,452,274
Derwent London PLC	1,021,412	34,985,612
Grainger PLC	3,829,653	11,252,955
Great Portland Estates PLC REIT	3,168,920	26,176,283
Hammerson PLC	7,231,027	51,197,634
Intu Properties PLC (c)	8,302,344	28,857,968
Land Securities Group PLC REIT	7,387,911	97,313,737

Segro PLC	7,638,022	43,235,102
Shaftesbury PLC	2,560,443	28,759,033
Workspace Group PLC	1,080,936	10,578,411

		442,769,980

TOTAL COMMON STOCKS (Cost $3,464,211,984)		3,424,267,529

SHORT-TERM INVESTMENT — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio (e) (f) (Cost $81,103,310)		81,103,310

TOTAL INVESTMENTS — 102.1% (Cost $3,545,315,294)		3,505,370,839
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(72,444,385)

NET ASSETS — 100.0%		$3,432,926,454

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2016.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$527,458,484	$—	$0	(a)	$527,458,484
Austria	43,365,317	—	—		43,365,317
Belgium	33,136,885	—	—		33,136,885
Brazil	17,914,580	—	—		17,914,580
Canada	134,996,826	—	—		134,996,826
France	396,034,968	—	—		396,034,968
Germany	45,121,674	—	—		45,121,674
Hong Kong	281,430,620	—	—		281,430,620
Italy	7,853,065	—	—		7,853,065
Japan	866,798,810	—	—		866,798,810
Netherlands	47,168,112	—	—		47,168,112
New Zealand	32,710,729	—	—		32,710,729
Philippines	68,415,894	—	—		68,415,894
Singapore	244,072,130	—	—		244,072,130
South Africa	64,126,010	—	—		64,126,010
Spain	—	—	0	(a)	—
Sweden	64,984,346	—	—		64,984,346
Switzerland.	86,256,614	—	—		86,256,614
Thailand	19,652,485	—	—		19,652,485
United Kingdom	442,769,980	—	—		442,769,980
Short-Term Investment	81,103,310	—	—		81,103,310

TOTAL INVESTMENTS	$3,505,370,839	$—	$0		$3,505,370,839

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,657,995	$1,657,995	4,425	1,662,420	—	$—	$11
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	243,259,666	243,259,666	—	—	26,367
State Street Navigator Securities Lending Government Money Market Portfolio *	113,855,927	113,855,927	2,176,886,440	2,209,639,057	81,103,310	81,103,310	149,287

TOTAL		$115,513,922				$81,103,310	$175,665

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 7.9%
Macquarie Atlas Roads Group	157,360	$575,419
Qube Holdings, Ltd. (a)	420,322	742,626
Sydney Airport	378,766	1,642,844
Transurban Group Stapled Security	600,382	4,486,481

		7,447,370

BRAZIL — 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	18,429	159,964
CPFL Energia SA ADR (a)	17,357	267,298
Ultrapar Participacoes SA ADR	34,798	721,710

		1,148,972

CANADA — 9.2%
AltaGas, Ltd. (a)	13,426	339,392
Enbridge, Inc. (a)	75,992	3,201,632
Inter Pipeline, Ltd.	27,712	612,493
Pembina Pipeline Corp. (a)	31,838	996,176
TransCanada Corp. (a)	65,084	2,938,135
Veresen, Inc. (a)	25,672	250,967
Westshore Terminals Investment Corp.	19,547	377,370

		8,716,165

CHILE — 0.2%
Enel Americas SA ADR	21,025	172,615

CHINA — 3.4%
Beijing Capital International Airport Co., Ltd. Class H	500,000	505,601
Beijing Enterprises Water Group, Ltd. (a)	270,000	179,695
China Merchants Port Holdings Co., Ltd.	256,022	635,337
China Resources Power Holdings Co., Ltd.	96,389	153,165
COSCO SHIPPING Ports, Ltd.	552,394	555,020
Guangdong Investment, Ltd.	154,000	203,396
Jiangsu Expressway Co., Ltd. Class H	426,000	538,465
Shenzhen International Holdings, Ltd.	321,572	468,682

		3,239,361

FRANCE — 4.4%
Aeroports de Paris	11,278	1,210,959
Engie SA	85,890	1,097,981
Groupe Eurotunnel SE	190,086	1,811,255

		4,120,195

GERMANY — 1.6%
E.ON SE	107,641	760,680
Fraport AG Frankfurt Airport Services Worldwide	12,744	755,022

		1,515,702

HONG KONG — 1.2%
China Gas Holdings, Ltd. (a)	126,000	170,965
CLP Holdings, Ltd.	104,500	960,336

		1,131,301

ITALY — 6.2%
Atlantia SpA	162,645	3,818,698
Enel SpA	410,589	1,813,692
Societa Iniziative Autostradali e Servizi SpA	23,690	202,395

		5,834,785

JAPAN — 2.9%
Japan Airport Terminal Co., Ltd. (a)	23,800	862,134
Kamigumi Co., Ltd.	87,000	830,951
Mitsubishi Logistics Corp.	57,000	807,828
Sumitomo Warehouse Co., Ltd.	53,000	280,825

		2,781,738

MEXICO — 2.2%
Grupo Aeroportuario del Pacifico SAB de CV ADR	12,845	1,059,969
Grupo Aeroportuario del Sureste SAB de CV ADR	6,984	1,004,928

		2,064,897

NETHERLANDS — 0.3%
Koninklijke Vopak NV	5,466	258,716

NEW ZEALAND — 1.7%
Auckland International Airport, Ltd.	320,891	1,398,483
Z Energy, Ltd.	32,895	166,528

		1,565,011

SINGAPORE — 1.6%
Hutchison Port Holdings Trust	1,826,828	794,670
SATS, Ltd.	219,017	735,262

		1,529,932

SPAIN — 8.9%
Abertis Infraestructuras SA	202,043	2,833,229
Aena SA (b)	25,418	3,475,869
Iberdrola SA	318,152	2,091,949

		8,401,047

SWITZERLAND — 1.3%
Flughafen Zuerich AG	6,468	1,202,150

UNITED KINGDOM — 5.7%
BBA Aviation PLC	310,154	1,085,723
Centrica PLC	290,978	841,699
National Grid PLC	208,617	2,453,011
SSE PLC	53,546	1,027,528

		5,407,961

UNITED STATES — 39.7%
American Electric Power Co., Inc.	26,202	1,649,678
Cheniere Energy, Inc. (a) (c)	19,119	792,100
Consolidated Edison, Inc.	16,147	1,189,711
Dominion Resources, Inc. (a)	33,250	2,546,618
Duke Energy Corp.	36,663	2,845,782
Edison International	17,320	1,246,867
Eversource Energy	16,853	930,791
Exelon Corp.	49,100	1,742,559
Kinder Morgan, Inc.	156,201	3,234,923
Macquarie Infrastructure Corp.	25,902	2,116,193
NextEra Energy, Inc.	24,896	2,974,076
ONEOK, Inc.	17,135	983,720
PG&E Corp.	26,535	1,612,532
PPL Corp.	36,050	1,227,503
Public Service Enterprise Group, Inc.	26,875	1,179,275
Sempra Energy	13,269	1,335,392
Southern Co.	52,061	2,560,881
Spectra Energy Corp.	57,005	2,342,336
Targa Resources Corp.	13,703	768,327
WEC Energy Group, Inc.	16,771	983,619
Wesco Aircraft Holdings, Inc. (c)	20,553	307,267

See accompanying Notes to Schedule of Investments

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Williams Cos., Inc.	55,548	$1,729,765
Xcel Energy, Inc.	26,979	1,098,045

		37,397,960

TOTAL COMMON STOCKS (Cost $98,720,537)		93,935,878

SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	47,773	47,773
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	4,274,480	4,274,480

TOTAL SHORT-TERM INVESTMENTS (Cost $4,322,253)		4,322,253

TOTAL INVESTMENTS — 104.2% (Cost $103,042,790)		98,258,131
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(3,986,493)

NET ASSETS — 100.0%		$94,271,638

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 3.7% of net assets as of December 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$7,447,370	$—	$—	$7,447,370
Brazil	1,148,972	—	—	1,148,972
Canada	8,716,165	—	—	8,716,165
Chile	172,615	—	—	172,615
China	3,239,361	—	—	3,239,361
France	4,120,195	—	—	4,120,195
Germany	1,515,702	—	—	1,515,702
Hong Kong	1,131,301	—	—	1,131,301
Italy	5,834,785	—	—	5,834,785
Japan	2,781,738	—	—	2,781,738
Mexico	2,064,897	—	—	2,064,897
Netherlands	258,716	—	—	258,716
New Zealand	1,565,011	—	—	1,565,011
Singapore	1,529,932	—	—	1,529,932
Spain	8,401,047	—	—	8,401,047
Switzerland	1,202,150	—	—	1,202,150
United Kingdom	5,407,961	—	—	5,407,961
United States	37,397,960	—	—	37,397,960
Short-Term Investments	4,322,253	—	—	4,322,253

TOTAL INVESTMENTS	$98,258,131	$—	$—	$98,258,131

See accompanying Notes to Schedule of Investments

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	196,058	$196,058	12,263	208,321	—	$—	$5
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,815,146	1,767,373	47,773	47,773	200
State Street Navigator Securities Lending Government Money Market Portfolio *	4,958,497	4,958,497	8,591,115	9,275,132	4,274,480	4,274,480	10,700

TOTAL		$5,154,555				$4,322,253	$10,905

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 8.8%
Amcor, Ltd.	1,384,990	$14,992,922
BHP Billiton, Ltd.	2,195,914	39,846,929
Newcrest Mining, Ltd.	521,824	7,651,517
South32, Ltd.	3,637,920	7,244,098
Woodside Petroleum, Ltd.	191,560	4,322,159

		74,057,625

AUSTRIA — 0.3%
Voestalpine AG	75,998	2,989,125

BRAZIL — 1.6%
Fibria Celulose SA ADR (a)	270,888	2,603,233
Petroleo Brasileiro SA ADR (b)	393,581	3,979,104
Vale SA ADR	879,711	6,703,398

		13,285,735

CANADA — 11.2%
Agrium, Inc. (a)	165,283	16,633,678
Barrick Gold Corp.	796,963	12,735,469
Canadian Natural Resources, Ltd.	288,905	9,218,333
Franco-Nevada Corp. (a)	121,510	7,274,019
Goldcorp, Inc.	583,376	7,952,062
Imperial Oil, Ltd. (a)	67,278	2,343,354
Potash Corp. of Saskatchewan, Inc.	1,005,850	18,195,826
Silver Wheaton Corp. (a)	300,824	5,818,854
Suncor Energy, Inc.	437,634	14,326,187

		94,497,782

CHILE — 0.3%
Antofagasta PLC (a)	265,114	2,211,219

CHINA — 0.6%
CNOOC, Ltd.	4,243,000	5,308,436

COLOMBIA — 0.1%
Ecopetrol SA ADR (a) (b)	65,482	592,612

FINLAND — 2.7%
Stora Enso Oyj Class R	680,641	7,329,821
UPM-Kymmene Oyj	637,783	15,700,855

		23,030,676

FRANCE — 4.0%
TOTAL SA	651,256	33,466,364

GERMANY — 1.5%
KS AG (a)	228,654	5,472,211
ThyssenKrupp AG	297,903	7,113,786

		12,585,997

IRELAND — 0.8%
Smurfit Kappa Group PLC	282,404	6,491,981

ISRAEL — 0.3%
Israel Chemicals, Ltd.	615,511	2,526,879

ITALY — 1.4%
Eni SpA	705,305	11,508,449

JAPAN — 3.5%
JFE Holdings, Inc.	395,000	6,028,208
Nippon Steel & Sumitomo Metal Corp.	617,400	13,799,990
Oji Holdings Corp.	1,128,000	4,603,489
Sumitomo Metal Mining Co., Ltd.	378,000	4,884,006

		29,315,693

LUXEMBOURG — 1.1%
ArcelorMittal (b)	1,291,989	9,560,881

MEXICO — 0.2%
Fresnillo PLC	127,027	1,916,492

NETHERLANDS — 3.9%
OCI NV (b)	75,070	1,312,806
Royal Dutch Shell PLC Class A	1,136,882	31,502,363

		32,815,169

NORWAY — 2.1%
Norsk Hydro ASA	941,583	4,517,743
Statoil ASA	274,902	5,058,782
Yara International ASA	210,435	8,312,081

		17,888,606

PERU — 0.5%
Southern Copper Corp. (a)	134,104	4,283,282

RUSSIA — 3.5%
Gazprom PJSC ADR	1,582,796	7,993,120
Lukoil PJSC ADR	113,699	6,378,514
MMC Norilsk Nickel PJSC ADR	465,230	7,811,212
Novatek PJSC GDR	17,469	2,267,476
Novolipetsk Steel PJSC GDR	56,894	1,058,228
Rosneft Oil Co. PJSC GDR	307,763	2,000,459
Severstal PJSC GDR	121,554	1,847,621

		29,356,630

SINGAPORE — 1.6%
Golden Agri-Resources, Ltd.	8,146,777	2,424,804
Wilmar International, Ltd.	4,455,476	11,071,612

		13,496,416

SOUTH AFRICA — 1.1%
Mondi PLC	438,990	9,037,013

SOUTH KOREA — 1.8%
Korea Zinc Co., Ltd.	8,442	3,320,045
POSCO	4,195	894,364
POSCO ADR	209,435	11,005,809

		15,220,218

SPAIN — 0.5%
Repsol SA	301,923	4,273,643

SWITZERLAND — 8.3%
Glencore PLC (b)	8,295,005	28,427,595
Syngenta AG	105,041	41,598,861

		70,026,456

UNITED KINGDOM — 6.8%
Anglo American PLC (b)	963,587	13,811,607
BP PLC	4,930,628	31,047,522
Rio Tinto, Ltd.	290,131	12,584,021

		57,443,150

UNITED STATES — 31.1%
Alcoa Corp.	100,777	2,829,818
Anadarko Petroleum Corp.	55,235	3,851,536
Archer-Daniels-Midland Co.	320,558	14,633,473
Avery Dennison Corp.	49,209	3,455,456
Baker Hughes, Inc.	43,285	2,812,226
Bunge, Ltd.	76,596	5,533,295
CF Industries Holdings, Inc. (a)	128,691	4,051,193

See accompanying Notes to Schedule of Investments

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Chevron Corp.	189,891	$22,350,171
ConocoPhillips	124,355	6,235,160
Devon Energy Corp.	53,063	2,423,387
EOG Resources, Inc.	55,246	5,585,370
Exxon Mobil Corp.	417,279	37,663,602
FMC Corp.	73,848	4,176,843
Freeport-McMoRan, Inc. (b)	835,751	11,023,556
Halliburton Co.	86,386	4,672,619
Ingredion, Inc.	39,844	4,978,906
International Paper Co.	226,601	12,023,449
Monsanto Co.	240,970	25,352,454
Mosaic Co.	193,618	5,678,816
Newmont Mining Corp.	362,885	12,363,492
Nucor Corp.	218,240	12,989,645
Occidental Petroleum Corp.	76,701	5,463,412
Packaging Corp. of America	51,983	4,409,198
Phillips 66	44,582	3,852,331
Pioneer Natural Resources Co.	17,230	3,102,606
Rayonier, Inc.	67,648	1,799,437
Schlumberger, Ltd.	140,062	11,758,205
Sealed Air Corp.	108,013	4,897,309
Valero Energy Corp.	46,831	3,199,494
WestRock Co.	138,181	7,015,449
Weyerhaeuser Co. REIT	412,653	12,416,729

		262,598,637

TOTAL COMMON STOCKS (Cost $853,018,111)		839,785,166

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 1/6/17) (b) (Cost $104,002)	298,240	110,728

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	1,530,643	1,530,643
State Street Navigator Securities Lending Government Money Market Portfolio (e) (f)	16,798,198	16,798,198

TOTAL SHORT-TERM INVESTMENTS (Cost $18,328,841)		18,328,841

TOTAL INVESTMENTS — 101.8% (Cost $871,450,954)		858,224,735
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(15,188,132)

NET ASSETS — 100.0%		$843,036,603

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$74,057,625	$—	$—	$74,057,625
Austria	2,989,125	—	—	2,989,125
Brazil	13,285,735	—	—	13,285,735
Canada	94,497,782	—	—	94,497,782
Chile	2,211,219	—	—	2,211,219
China	5,308,436	—	—	5,308,436
Colombia	592,612	—	—	592,612
Finland	23,030,676	—	—	23,030,676
France	33,466,364	—	—	33,466,364
Germany	12,585,997	—	—	12,585,997
Ireland	6,491,981	—	—	6,491,981
Israel	2,526,879	—	—	2,526,879
Italy	11,508,449	—	—	11,508,449
Japan	29,315,693	—	—	29,315,693
Luxembourg	9,560,881	—	—	9,560,881
Mexico	1,916,492	—	—	1,916,492

See accompanying Notes to Schedule of Investments

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Netherlands	$32,815,169	$—	$—	$32,815,169
Norway	17,888,606	—	—	17,888,606
Peru	4,283,282	—	—	4,283,282
Russia	29,356,630	—	—	29,356,630
Singapore	13,496,416	—	—	13,496,416
South Africa	9,037,013	—	—	9,037,013
South Korea	15,220,218	—	—	15,220,218
Spain	4,273,643	—	—	4,273,643
Switzerland	70,026,456	—	—	70,026,456
United Kingdom	57,443,150	—	—	57,443,150
United States	262,598,637	—	—	262,598,637
Rights
Spain	110,728	—	—	110,728
Short-Term Investments	18,328,841	—	—	18,328,841

TOTAL INVESTMENTS	$858,224,735	$—	$—	$858,224,735

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,166,082	$2,166,082	707	2,166,789	—	$—	$65
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	16,297,246	14,766,603	1,530,643	1,530,643	2,435
State Street Navigator Securities Lending Government Money Market Portfolio *	19,577,508	19,577,508	575,205,716	577,985,026	16,798,198	16,798,198	63,978

TOTAL		$21,743,590				$18,328,841	$66,478

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P North American Natural Resources ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
CANADA — 35.0%
Agnico Eagle Mines, Ltd.	483,418	$20,348,940
Agrium, Inc.	158,111	15,911,905
ARC Resources, Ltd.	130,962	2,256,837
Barrick Gold Corp.	2,508,723	40,201,676
Cameco Corp.	147,399	1,543,180
Canadian Natural Resources, Ltd.	410,270	13,090,827
Cenovus Energy, Inc.	310,309	4,697,269
Crescent Point Energy Corp.	201,441	2,741,358
Detour Gold Corp. (a)	376,486	5,134,729
Eldorado Gold Corp. (a)	1,542,654	4,969,438
Encana Corp.	356,454	4,189,042
First Quantum Minerals, Ltd.	1,483,943	14,772,484
Franco-Nevada Corp.	382,691	22,909,238
Goldcorp, Inc.	1,837,197	25,043,034
Husky Energy, Inc. (a)	112,325	1,364,434
Imperial Oil, Ltd.	94,741	3,299,916
Kinross Gold Corp. (a)	2,679,663	8,372,386
Lundin Mining Corp. (a)	1,348,287	6,434,538
Peyto Exploration & Development Corp.	61,306	1,518,193
Potash Corp. of Saskatchewan, Inc.	960,429	17,395,936
PrairieSky Royalty, Ltd.	75,798	1,805,293
Seven Generations Energy, Ltd. Class A (a)	92,053	2,149,196
Silver Wheaton Corp.	947,714	18,331,681
Suncor Energy, Inc.	619,911	20,293,123
Teck Resources, Ltd. Class B	1,000,937	20,055,313
Tourmaline Oil Corp. (a)	80,319	2,150,744
Vermilion Energy, Inc.	43,443	1,829,980
West Fraser Timber Co., Ltd.	79,809	2,857,187
Whitecap Resources, Inc.	136,930	1,241,616
Yamana Gold, Inc.	2,039,765	5,734,249

		292,643,742

UNITED STATES — 65.0%
Alcoa Corp.	314,634	8,834,923
Anadarko Petroleum Corp.	203,237	14,171,716
Antero Resources Corp. (a)	52,630	1,244,699
Apache Corp.	141,370	8,972,754
Archer-Daniels-Midland Co.	665,572	30,383,362
Bunge, Ltd.	159,499	11,522,208
Cabot Oil & Gas Corp.	173,263	4,047,424
CF Industries Holdings, Inc.	266,743	8,397,070
Chevron Corp.	702,671	82,704,377
Cimarex Energy Co.	35,365	4,806,103

Concho Resources, Inc. (a)	52,941	7,019,977
ConocoPhillips	461,347	23,131,939
Continental Resources, Inc. (a)	32,086	1,653,712
Devon Energy Corp.	194,982	8,904,828
EOG Resources, Inc.	205,123	20,737,935
EQT Corp.	64,320	4,206,528
Exxon Mobil Corp.	953,161	86,032,312
FMC Corp.	153,116	8,660,241
Freeport-McMoRan, Inc. (a)	2,630,671	34,698,550
Hess Corp.	100,301	6,247,749
Ingredion, Inc.	82,580	10,319,197
Marathon Oil Corp.	315,542	5,462,032
Monsanto Co.	500,633	52,671,598
Mosaic Co.	400,654	11,751,182
Newmont Mining Corp.	1,142,245	38,916,287
Noble Energy, Inc.	160,077	6,092,531
Occidental Petroleum Corp.	284,544	20,268,069
Pioneer Natural Resources Co.	63,167	11,374,482
Range Resources Corp.	69,979	2,404,478
Southwestern Energy Co. (a)	183,814	1,988,867
Tahoe Resources, Inc.	669,398	6,314,369

		543,941,499

TOTAL COMMON STOCKS (Cost $633,828,955)		836,585,241

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $222,388)		222,388

TOTAL INVESTMENTS — 100.0% (Cost $634,051,343)		836,807,629
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		106,261

NET ASSETS — 100.0%		$836,913,890

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Canada	$292,643,742	$—	$—	$292,643,742
United States	543,941,499	—	—	543,941,499
Short-Term Investment	222,388	—	—	222,388

TOTAL INVESTMENTS	$836,807,629	$—	$—	$836,807,629

See accompanying Notes to Schedule of Investments

SPDR S&P North American Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,657,077	$2,657,077	1,335	2,658,412	—	$—	$98
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	37,713,954	37,491,566	222,388	222,388	4,908

TOTAL		$2,657,077				$222,388	$5,006

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 5.3%
Alumina, Ltd. (a)	423,213	$560,801
Amcor, Ltd.	124,457	1,347,283
AMP, Ltd.	207,066	755,680
Australia & New Zealand Banking Group, Ltd.	192,071	4,230,770
BHP Billiton PLC	112,627	1,818,223
BHP Billiton, Ltd.	188,708	3,424,284
Boral, Ltd.	287,390	1,125,816
Brambles, Ltd.	141,568	1,271,116
Coca-Cola Amatil, Ltd.	116,806	855,942
Commonwealth Bank of Australia	111,996	6,683,145
CSL, Ltd.	39,734	2,888,935
Fortescue Metals Group, Ltd. (a)	159,445	680,025
Insurance Australia Group, Ltd.	220,728	957,376
LendLease Group	110,105	1,165,609
Macquarie Group, Ltd.	31,183	1,967,135
Medibank Pvt, Ltd.	170,939	349,051
National Australia Bank, Ltd.	156,639	3,478,661
Newcrest Mining, Ltd.	46,066	675,467
Origin Energy, Ltd.	174,025	830,416
Qantas Airways, Ltd.	53,546	129,113
QBE Insurance Group, Ltd.	68,559	616,573
Santos, Ltd.	141,523	411,957
Scentre Group REIT	165,052	554,546
Sonic Healthcare, Ltd.	69,421	1,075,730
South32, Ltd. (b)	126,453	252,346
South32, Ltd. (b)	226,088	450,203
Suncorp Group, Ltd.	146,471	1,433,926
Sydney Airport	58,181	252,352
Telstra Corp., Ltd.	249,556	921,588
Transurban Group Stapled Security	113,188	845,821
Vicinity Centres REIT	361,599	782,883
Wesfarmers, Ltd.	73,461	2,241,557
Westfield Corp.	109,009	740,395
Westpac Banking Corp.	212,705	5,021,041
Woodside Petroleum, Ltd.	49,225	1,110,661
Woolworths, Ltd.	88,921	1,551,743

		53,458,170

AUSTRIA — 0.2%
Erste Group Bank AG (c)	39,180	1,149,871
OMV AG	18,308	648,056
Raiffeisen Bank International AG (c)	30,094	551,670

		2,349,597

BELGIUM — 1.0%
Ageas	28,959	1,148,779
Anheuser-Busch InBev SA	49,899	5,292,044
KBC Group NV	23,708	1,471,103
Solvay SA	9,191	1,079,450
UCB SA	12,274	788,541

		9,779,917

BRAZIL — 1.7%
Ambev SA ADR	365,172	1,792,995
Banco Bradesco SA Preference Shares ADR	235,708	2,053,017
Banco do Brasil SA	48,466	418,290
BB Seguridade Participacoes SA	42,060	365,717

BM&FBovespa SA	116,906	592,666
Braskem SA Class A, Preference Shares	25,989	273,489
BRF SA	32,447	481,018
Cia Energetica de Minas Gerais ADR	147,209	335,637
Cia Siderurgica Nacional SA ADR (a) (c)	115,683	373,656
Cielo SA	52,105	446,495
EDP — Energias do Brasil SA	119,007	489,966
Embraer SA	45,137	221,892
Fibria Celulose SA	8,318	81,501
Gerdau SA ADR (a)	84,416	265,066
Itau Unibanco Holding SA Preference Shares ADR	233,940	2,404,903
JBS SA	28,867	101,110
Kroton Educacional SA	85,384	349,700
Lojas Renner SA	73,103	520,416
Natura Cosmeticos SA	21,606	152,816
Odontoprev SA	141,722	548,652
Petroleo Brasileiro SA Preference Shares ADR (c)	211,943	1,867,218
Porto Seguro SA	8,350	69,012
Qualicorp SA	64,141	379,363
Raia Drogasil SA	23,384	439,631
Sul America SA	38,300	211,817
Tim Participacoes SA ADR	18,783	221,639
Vale SA ADR	38,542	293,690
Vale SA Preference Shares ADR	190,152	1,310,147

		17,061,519

CANADA — 6.9%
Agnico Eagle Mines, Ltd.	10,323	434,535
Agrium, Inc. (a)	13,547	1,363,337
Alimentation Couche-Tard, Inc. Class B	18,467	838,351
Bank of Montreal (a)	43,963	3,165,808
Bank of Nova Scotia	68,909	3,841,495
Barrick Gold Corp.	74,241	1,189,694
BlackBerry, Ltd. (a) (c)	36,861	253,977
Bombardier, Inc. Class B (a) (c)	131,368	211,592
Brookfield Asset Management, Inc. Class A	68,590	2,265,790
CAE, Inc.	41,530	581,584
Cameco Corp. (a)	30,603	320,395
Canadian Imperial Bank of Commerce	27,213	2,223,225
Canadian National Railway Co. (a)	51,173	3,448,039
Canadian Natural Resources, Ltd.	78,433	2,502,627
Canadian Pacific Railway, Ltd.	10,058	1,436,718
Canadian Tire Corp., Ltd. Class A	8,947	929,159
Cenovus Energy, Inc. (a)	59,439	899,751
CGI Group, Inc. Class A (c)	9,542	458,511
Constellation Software, Inc.	1,123	510,917
Crescent Point Energy Corp. (a)	33,484	455,675
Eldorado Gold Corp. (c)	64,857	208,928
Enbridge, Inc.	62,403	2,629,111
Encana Corp.	59,754	702,228
Fairfax Financial Holdings, Ltd.	1,009	487,928
First Quantum Minerals, Ltd.	45,552	453,465
Franco-Nevada Corp. (a)	10,323	617,971
Gildan Activewear, Inc. (a)	39,508	1,004,308

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Goldcorp, Inc.	54,783	$746,753
Husky Energy, Inc. (c)	31,566	383,438
IGM Financial, Inc. (a)	15,753	448,726
Imperial Oil, Ltd. (a)	34,730	1,209,678
Kinross Gold Corp. (c)	93,647	292,592
Loblaw Cos., Ltd.	30,944	1,634,595
Magna International, Inc.	13,405	582,761
Manulife Financial Corp.	108,810	1,940,008
National Bank of Canada	33,274	1,352,993
Onex Corp.	29,572	2,015,055
Open Text Corp.	7,880	487,237
Potash Corp. of Saskatchewan, Inc.	62,071	1,124,272
PrairieSky Royalty, Ltd. (a)	1,543	36,750
Restaurant Brands International, Inc.	9,673	461,272
Rogers Communications, Inc. Class B (a)	36,860	1,423,496
Royal Bank of Canada	87,036	5,897,589
Shaw Communications, Inc. Class B	39,498	793,465
Silver Wheaton Corp.	24,706	477,889
SNC-Lavalin Group, Inc.	20,646	889,700
Sun Life Financial, Inc. (a)	43,931	1,688,709
Suncor Energy, Inc.	92,694	3,034,388
Teck Resources, Ltd. Class B	33,146	664,131
TELUS Corp.	25,855	824,206
Toronto-Dominion Bank	109,915	5,427,517
TransCanada Corp. (a)	46,445	2,096,701
Turquoise Hill Resources, Ltd. (c)	13,958	44,860
West Fraser Timber Co., Ltd. (a)	5,437	194,646
Yamana Gold, Inc.	81,945	230,366

		69,838,912

CHILE — 0.3%
Embotelladora Andina SA Class B, Preference Shares	19,493	72,502
Enel Americas SA ADR	156,048	1,281,158
Enel Chile SA ADR	118,881	540,909
Enel Generacion Chile SA ADR	38,561	749,626
Sociedad Quimica y Minera de Chile SA ADR	9,048	259,225

		2,903,420

CHINA — 5.9%
58.com, Inc. ADR (a) (c)	2,540	71,120
AAC Technologies Holdings, Inc.	67,000	608,804
Agricultural Bank of China, Ltd. Class H	1,791,000	734,589
Air China, Ltd. Class H	64,000	40,861
Alibaba Group Holding, Ltd. ADR (c)	59,451	5,220,392
Alibaba Health Information Technology, Ltd. (c)	84,000	42,254
Anhui Conch Cement Co., Ltd. Class H	8,500	23,133
ANTA Sports Products, Ltd.	29,000	86,591
AviChina Industry & Technology Co., Ltd. Class H	489,000	336,800
Baidu, Inc. ADR (c)	15,912	2,616,092
Bank of China, Ltd. Class H	4,897,436	2,172,946
Bank of Communications Co., Ltd. Class H	986,710	713,961
Beijing Enterprises Water Group, Ltd. (a)	342,000	227,613

Belle International Holdings, Ltd.	474,000	266,555
Brilliance China Automotive Holdings, Ltd. (a)	244,000	336,111
Byd Co., Ltd. Class H (a)	24,500	129,086
CGN Power Co., Ltd. Class H (d)	151,400	41,594
China CITIC Bank Corp., Ltd. Class H	472,000	300,131
China Coal Energy Co., Ltd. Class H (a) (c)	40,000	18,986
China Communications Construction Co., Ltd. Class H	298,000	342,849
China Conch Venture Holdings, Ltd.	16,000	28,479
China Construction Bank Corp. Class H	3,999,720	3,079,823
China Everbright Bank Co., Ltd. Class H	36,000	16,391
China Everbright International, Ltd.	26,000	29,477
China Everbright, Ltd.	44,000	83,765
China Evergrande Group (a)	201,000	125,217
China Galaxy Securities Co., Ltd. Class H	160,500	144,702
China Huishan Dairy Holdings Co., Ltd. (a)	1,274,000	494,604
China Life Insurance Co., Ltd. Class H	500,000	1,302,696
China Mengniu Dairy Co., Ltd.	360,000	693,705
China Merchants Bank Co., Ltd. Class H	378,014	886,387
China Merchants Port Holdings Co., Ltd.	334,421	829,890
China Minsheng Banking Corp., Ltd. Class H	257,000	274,795
China Mobile, Ltd.	403,500	4,277,964
China Oilfield Services, Ltd. Class H	100,000	92,865
China Overseas Land & Investment, Ltd.	320,000	848,171
China Pacific Insurance Group Co., Ltd. Class H	160,200	558,922
China Petroleum & Chemical Corp. Class H	2,017,800	1,431,405
China Railway Construction Corp., Ltd. Class H	105,500	135,802
China Railway Group, Ltd. Class H	213,000	175,276
China Resources Beer Holdings Co., Ltd. (c)	321,670	638,930
China Resources Land, Ltd.	52,000	116,969
China Shenhua Energy Co., Ltd. Class H	157,500	296,589
China Southern Airlines Co., Ltd. Class H	110,000	57,177
China Taiping Insurance Holdings Co., Ltd. (c)	117,400	242,276
China Telecom Corp., Ltd. Class H	1,540,000	711,092
China Unicom Hong Kong, Ltd.	632,000	736,083
China Vanke Co., Ltd. Class H	59,700	136,292
CITIC Securities Co., Ltd. Class H	95,000	193,109
CITIC, Ltd.	320,000	458,136
CNOOC, Ltd.	1,286,217	1,609,192
COSCO SHIPPING Ports, Ltd.	424,041	426,056
CRRC Corp., Ltd. Class H	265,000	237,890
CSPC Pharmaceutical Group, Ltd.	358,000	382,327

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Ctrip.com International, Ltd. ADR (c)	8,560	$342,400
ENN Energy Holdings, Ltd.	38,000	156,349
Fosun International, Ltd.	72,000	101,966
Geely Automobile Holdings, Ltd. (a)	700,000	669,018
GF Securities Co., Ltd. Class H (a)	120,400	251,262
GOME Electrical Appliances Holding, Ltd. (a)	1,290,000	156,401
Great Wall Motor Co., Ltd. Class H	217,500	203,105
Guangzhou Automobile Group Co., Ltd. Class H	104,000	125,822
Haitong Securities Co., Ltd. Class H	124,800	214,086
Hengan International Group Co., Ltd.	79,500	583,959
Huaneng Power International, Inc. Class H	696,000	461,418
Huaneng Renewables Corp., Ltd. Class H	748,000	243,122
Huatai Securities Co., Ltd. Class H (d)	127,800	243,958
Industrial & Commercial Bank of China, Ltd. Class H	4,319,045	2,590,374
JD.com, Inc. ADR (a) (c)	40,478	1,029,760
Jiangsu Expressway Co., Ltd. Class H	14,000	17,696
Kingsoft Corp., Ltd. (a)	115,000	235,840
Lenovo Group, Ltd. (a)	368,000	223,084
NetEase, Inc. ADR	2,994	644,728
New China Life Insurance Co., Ltd. Class H	58,900	270,450
PetroChina Co., Ltd. Class H	1,230,000	916,969
PICC Property & Casualty Co., Ltd. Class H	357,610	557,184
Ping An Insurance Group Co. of China, Ltd. Class H	318,000	1,591,405
Qunar Cayman Islands, Ltd. ADR (a) (c)	4,669	140,677
Semiconductor Manufacturing International Corp. (a) (c)	88,900	139,660
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	124,000	82,846
Shanghai Electric Group Co., Ltd. Class H (a) (c)	252,000	112,785
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	69,740	102,099
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	26,300	60,313
Sinopec Shanghai Petrochemical Co., Ltd. Class H	244,000	132,179
Sinopharm Group Co., Ltd. Class H	52,800	217,584
Sinotrans, Ltd. Class H	56,000	24,991
Sunac China Holdings, Ltd. (a)	123,300	102,576
Tencent Holdings, Ltd.	335,900	8,218,625
Tingyi Cayman Islands Holding Corp.	316,000	384,344
TravelSky Technology, Ltd. Class H	56,000	117,733
Tsingtao Brewery Co., Ltd. Class H (a)	8,000	30,233
Vipshop Holdings, Ltd. ADR (c)	15,232	167,704
Want Want China Holdings, Ltd. (a)	158,000	101,283
Yanzhou Coal Mining Co., Ltd. Class H (a)	314,000	214,243
YY, Inc. ADR (c)	2,335	92,046
Zhuzhou CRRC Times Electric Co., Ltd.	64,500	327,360

Zijin Mining Group Co., Ltd. Class H	1,230,000	396,613
ZTE Corp. Class H	31,000	53,898

		59,133,070

COLOMBIA — 0.1%
Bancolombia SA ADR	20,364	746,951
Cementos Argos SA	90,614	357,989
Corp. Financiera Colombiana SA	13,773	170,121

		1,275,061

DENMARK — 1.1%
AP Moller — Maersk A/S Class B	795	1,270,954
Danske Bank A/S	53,544	1,626,930
DSV A/S	38,187	1,702,003
Novo Nordisk A/S Class B	125,000	4,516,246
Novozymes A/S Class B	11,628	401,645
Pandora A/S	6,475	848,692
Vestas Wind Systems A/S	16,067	1,046,131

		11,412,601

EGYPT — 0.1%
Commercial International Bank Egypt SAE	120,430	485,440
Global Telecom Holding SAE (c)	964,904	382,662

		868,102

FINLAND — 0.7%
Elisa Oyj	8,385	273,547
Fortum Oyj	9,278	142,582
Kone Oyj Class B	26,077	1,170,876
Metso Oyj	20,819	595,085
Neste Oyj	7,529	289,854
Nokia Oyj (b)	167,288	809,539
Nokia Oyj (b)	88,633	426,855
Sampo Oyj Class A	26,321	1,182,387
Stora Enso Oyj Class R	55,484	597,507
UPM-Kymmene Oyj	49,539	1,219,544
Wartsila Oyj Abp	8,716	392,366

		7,100,142

FRANCE — 6.9%
Accor SA	19,259	719,705
Air Liquide SA	26,549	2,958,470
Airbus Group SE	37,712	2,499,570
Alstom SA (c)	16,854	465,307
AXA SA	107,090	2,709,182
BNP Paribas SA	61,969	3,957,657
Bouygues SA	19,085	685,322
Cap Gemini SA	12,402	1,048,443
Carrefour SA	51,908	1,253,227
Cie de Saint-Gobain	13,360	623,617
Cie Generale des Etablissements Michelin	11,091	1,236,503
Credit Agricole SA	63,536	789,432
Danone SA	42,624	2,706,451
Engie SA	74,122	947,544
Essilor International SA	23,369	2,646,011
Hermes International	809	332,784
Kering	7,111	1,599,820
L’Oreal SA	18,317	3,350,063
Lagardere SCA	14,314	398,504

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Legrand SA	15,878	$903,518
LVMH Moet Hennessy Louis Vuitton SE	16,849	3,223,747
Orange SA	141,252	2,150,606
Pernod Ricard SA	14,665	1,592,421
Peugeot SA (c)	2,573	42,051
Publicis Groupe SA	19,998	1,382,639
Renault SA	13,935	1,242,123
Safran SA	10,735	774,702
Sanofi	73,451	5,957,631
Schneider Electric SE	38,488	2,683,750
SFR Group SA (c)	2,731	77,284
Societe Generale SA	45,124	2,224,807
Sodexo SA	11,154	1,284,703
Technip SA	12,642	904,189
TOTAL SA	134,742	6,924,043
Unibail-Rodamco SE	5,577	1,333,821
Valeo SA	6,417	369,618
Veolia Environnement SA	33,906	578,456
Vinci SA	40,260	2,747,436
Vivendi SA	94,707	1,803,554
Zodiac Aerospace	12,224	281,266

		69,409,977

GERMANY — 6.5%
adidas AG	16,659	2,638,298
Allianz SE	32,101	5,315,789
BASF SE	57,360	5,342,795
Bayer AG	52,462	5,485,288
Bayerische Motoren Werke AG	20,807	1,947,724
Commerzbank AG	47,250	361,118
Continental AG	6,668	1,291,975
Daimler AG	58,106	4,334,238
Deutsche Bank AG (c)	72,877	1,325,956
Deutsche Boerse AG (c)	19,102	1,562,263
Deutsche Lufthansa AG	29,443	381,045
Deutsche Post AG	78,572	2,588,564
Deutsche Telekom AG	213,623	3,685,090
E.ON SE	136,491	964,558
Fresenius Medical Care AG & Co. KGaA	22,118	1,876,815
Fresenius SE & Co. KGaA	23,938	1,874,961
Henkel AG & Co. KGaA Preference Shares	5,570	665,339
KS AG (a)	4,657	111,453
Linde AG	10,050	1,654,697
MAN SE	3,563	354,499
Merck KGaA	16,239	1,698,250
METRO AG	14,473	482,157
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,272	2,893,828
OSRAM Licht AG	5,917	310,956
RWE AG (c)	35,205	438,720
SAP SE	67,632	5,907,239
Siemens AG	53,675	6,612,481
ThyssenKrupp AG	28,818	688,160
TUI AG	22,993	330,423
Volkswagen AG Preference Shares	8,481	1,192,860
Volkswagen AG	4,500	649,067
Vonovia SE	18,271	595,581

		65,562,187

GREECE — 0.1%
Alpha Bank AE (c)	78,920	158,158
Eurobank Ergasias SA (c)	102,060	69,433
Hellenic Telecommunications Organization SA	2,795	26,326
JUMBO SA	21,957	348,777
National Bank of Greece SA (c)	371,792	97,252
OPAP SA	31,585	279,840
Piraeus Bank SA (c)	499,429	110,095

		1,089,881

HONG KONG — 2.4%
AIA Group, Ltd.	764,600	4,314,537
Alibaba Pictures Group, Ltd. (c)	510,000	82,882
Bank of East Asia, Ltd. (a)	277,691	1,063,751
BOC Hong Kong Holdings, Ltd.	132,500	474,243
Cheung Kong Property Holdings, Ltd.	189,032	1,159,332
CK Hutchison Holdings, Ltd.	218,032	2,471,900
Galaxy Entertainment Group, Ltd.	139,000	605,973
Hanergy Thin Film Power Group, Ltd. (c) (e)	448,000	—
Hang Lung Properties, Ltd.	320,000	678,537
Hang Seng Bank, Ltd.	47,700	887,782
Henderson Land Development Co., Ltd.	160,694	854,959
Hong Kong & China Gas Co., Ltd.	1,018,048	1,804,167
Hong Kong Exchanges & Clearing, Ltd.	84,883	2,005,709
Li & Fung, Ltd.	640,000	281,486
Link REIT	257,786	1,675,759
New World Development Co., Ltd.	684,073	723,499
Sands China, Ltd.	191,600	832,813
Shangri-La Asia, Ltd.	318,333	335,859
Sino Biopharmaceutical, Ltd.	604,000	425,355
SJM Holdings, Ltd.	38,000	29,800
Sun Art Retail Group, Ltd.	187,000	164,011
Sun Hung Kai Properties, Ltd.	147,185	1,860,422
Swire Pacific, Ltd. Class A	90,506	864,419
Techtronic Industries Co., Ltd.	137,500	493,025
WH Group, Ltd. (d)	180,601	146,053

		24,236,273

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	9,884	696,495
OTP Bank PLC	19,604	562,347

		1,258,842

INDIA — 1.7%
ACC, Ltd.	19,865	389,588
Adani Ports & Special Economic Zone, Ltd.	26,258	103,860
Ambuja Cements, Ltd.	102,284	310,906
Apollo Hospitals Enterprise, Ltd.	20,176	350,754
Aurobindo Pharma, Ltd.	22,972	226,538
Axis Bank, Ltd.	60,705	402,449
Bajaj Auto, Ltd.	4,696	182,125
Bharat Forge, Ltd.	4,000	53,429
Bharat Heavy Electricals, Ltd.	55,997	99,998
Bharti Airtel, Ltd.	25,266	113,784
Bharti Infratel, Ltd.	54,832	277,472
Bosch, Ltd.	106	32,876

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Dabur India, Ltd.	48,302	$197,955
Dr Reddy’s Laboratories, Ltd. ADR (a)	15,724	711,983
Eicher Motors, Ltd.	645	207,204
Glenmark Pharmaceuticals, Ltd.	15,839	207,340
Godrej Consumer Products, Ltd.	10,422	231,865
HCL Technologies, Ltd.	32,990	402,447
Hindustan Unilever, Ltd.	36,674	446,524
Housing Development Finance Corp., Ltd.	76,342	1,420,206
ICICI Bank, Ltd. ADR	82,602	618,689
Idea Cellular, Ltd.	21,575	23,571
Indiabulls Housing Finance, Ltd.	19,279	184,709
Infosys, Ltd. ADR (a)	137,251	2,035,432
ITC, Ltd.	118,931	423,452
LIC Housing Finance, Ltd.	26,963	222,354
Lupin, Ltd.	8,712	190,869
Mahindra & Mahindra Financial Services, Ltd.	89,347	355,769
Mahindra & Mahindra, Ltd. GDR	27,849	490,142
Marico, Ltd.	76,106	292,056
Motherson Sumi Systems, Ltd.	10,218	49,148
Nestle India, Ltd.	2,979	264,601
Power Finance Corp., Ltd.	50,072	89,970
Reliance Industries, Ltd. GDR (d)	57,140	1,802,767
Shree Cement, Ltd.	1,600	347,332
Shriram Transport Finance Co., Ltd.	21,819	274,369
Siemens, Ltd.	26,255	430,362
State Bank of India	7,906	29,145
Sun Pharmaceutical Industries, Ltd.	34,208	317,534
Tata Consultancy Services, Ltd.	10,331	360,078
Tata Motors, Ltd. ADR	31,904	1,097,179
Tech Mahindra, Ltd.	7,018	50,554
United Spirits, Ltd. (c)	2,252	64,464
UPL, Ltd.	17,113	163,137
Vedanta, Ltd.	30,607	97,476
Zee Entertainment Enterprises, Ltd.	69,020	460,727

		17,105,189

INDONESIA — 0.6%
Astra International Tbk PT	1,714,700	1,053,193
Bank Central Asia Tbk PT	559,000	643,125
Bank Danamon Indonesia Tbk PT	13,400	3,690
Bank Mandiri Persero Tbk PT	648,700	557,335
Bank Rakyat Indonesia Persero Tbk PT	1,229,300	1,065,287
Bumi Serpong Damai Tbk PT	161,500	21,038
Charoen Pokphand Indonesia Tbk PT	1,643,100	376,855
Gudang Garam Tbk PT	78,000	369,954
Matahari Department Store Tbk PT	172,300	193,434
Summarecon Agung Tbk PT	457,100	44,955
Surya Citra Media Tbk PT	28,300	5,882
Telekomunikasi Indonesia Persero Tbk PT	4,403,200	1,300,778

		5,635,526

IRELAND — 0.6%
Bank of Ireland (c)	1,799,404	444,114
CRH PLC	56,847	1,975,961
Experian PLC	61,055	1,187,466
James Hardie Industries PLC	92,921	1,478,231
Kerry Group PLC Class A	13,855	992,261

		6,078,033

ISRAEL — 0.5%
Bank Hapoalim BM	185,134	1,102,054
Bank Leumi Le-Israel BM (c)	180,292	742,970
Nice-Systems, Ltd.	8,447	576,353
Teva Pharmaceutical Industries, Ltd. ADR	60,105	2,178,806

		4,600,183

ITALY — 1.3%
Assicurazioni Generali SpA	74,559	1,110,412
Atlantia SpA	56,274	1,321,242
Enel SpA	425,631	1,880,137
Eni SpA	146,691	2,393,554
Ferrari NV	12,112	706,465
Intesa Sanpaolo SpA	767,840	1,964,767
Leonardo-Finmeccanica SpA (c)	61,432	864,371
Mediobanca SpA	50,990	417,077
Saipem SpA (c)	352,654	199,000
Snam SpA	144,096	594,870
Telecom Italia SpA/Milano (c)	1,050,211	927,153
UniCredit SpA (a)	242,168	698,337

		13,077,385

JAPAN — 16.9%
Acom Co., Ltd. (c)	35,600	155,970
Aeon Co., Ltd.	47,500	674,412
Aisin Seiki Co., Ltd.	31,700	1,377,965
Ajinomoto Co., Inc.	20,800	419,799
Alps Electric Co., Ltd.	6,100	147,800
Asahi Glass Co., Ltd.	134,000	914,511
Asahi Group Holdings, Ltd.	47,900	1,515,420
Asahi Kasei Corp.	130,000	1,136,323
Astellas Pharma, Inc.	192,400	2,678,110
Bridgestone Corp.	47,900	1,730,618
Canon, Inc.	63,600	1,796,733
Central Japan Railway Co.	12,000	1,978,480
Chiba Bank, Ltd.	151,000	928,255
Chubu Electric Power Co., Inc.	63,800	893,260
Concordia Financial Group, Ltd.	160,000	771,775
Credit Saison Co., Ltd.	47,400	844,085
Dai-ichi Life Holdings, Inc.	45,100	752,472
Daiichi Sankyo Co., Ltd.	63,900	1,310,214
Daikin Industries, Ltd.	30,800	2,834,809
Daiwa Securities Group, Inc.	158,000	975,757
Denso Corp.	32,000	1,389,086
Dentsu, Inc.	2,200	103,742
East Japan Railway Co.	26,100	2,260,128
Eisai Co., Ltd.	16,000	920,204
Electric Power Development Co., Ltd.	16,000	369,014
FANUC Corp.	13,600	2,310,490
Fast Retailing Co., Ltd.	1,900	681,416
Fuji Heavy Industries, Ltd.	19,700	806,005
FUJIFILM Holdings Corp.	47,600	1,809,971
Fujitsu, Ltd.	160,000	890,985
Hitachi, Ltd.	319,000	1,728,538
Honda Motor Co., Ltd.	111,800	3,273,434
Hoya Corp.	32,000	1,347,383
Inpex Corp.	63,200	634,520
ITOCHU Corp.	156,200	2,078,470
Japan Real Estate Investment Corp.	199	1,086,835

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Japan Retail Fund Investment Corp. REIT	587	$1,190,759
Japan Tobacco, Inc.	63,900	2,105,985
JFE Holdings, Inc.	34,600	528,040
JSR Corp.	32,000	505,646
JX Holdings, Inc.	259,308	1,099,839
Kajima Corp.	160,000	1,109,787
Kamigumi Co., Ltd.	142,000	1,356,265
Kansai Electric Power Co., Inc. (c)	79,400	870,006
Kao Corp.	29,900	1,420,465
KDDI Corp.	96,000	2,435,907
Keikyu Corp.	114,423	1,329,302
Keyence Corp.	1,200	825,138
Kintetsu Group Holdings Co., Ltd.	319,000	1,219,823
Kobe Steel, Ltd. (c)	32,000	306,460
Komatsu, Ltd.	79,800	1,811,382
Konica Minolta, Inc.	80,000	796,330
Kose Corp.	2,200	183,153
Kubota Corp.	101,800	1,456,281
Kyocera Corp.	31,800	1,584,615
LIXIL Group Corp.	31,700	721,326
Makita Corp.	15,800	1,060,694
Marubeni Corp.	159,000	903,547
Marui Group Co., Ltd.	62,900	920,567
Mazda Motor Corp.	11,500	188,520
Mebuki Financial Group, Inc.	188,000	697,938
MEIJI Holdings Co., Ltd.	3,200	251,314
Mitsubishi Chemical Holdings Corp.	160,000	1,039,825
Mitsubishi Corp.	111,800	2,386,779
Mitsubishi Electric Corp.	159,000	2,221,379
Mitsubishi Estate Co., Ltd.	139,618	2,786,135
Mitsubishi Heavy Industries, Ltd.	319,000	1,456,676
Mitsubishi UFJ Financial Group, Inc.	664,000	4,100,080
Mitsui & Co., Ltd.	156,100	2,150,750
Mitsui Chemicals, Inc.	160,000	720,196
Mitsui Fudosan Co., Ltd.	26,000	602,992
Mizuho Financial Group, Inc.	920,200	1,655,232
MS&AD Insurance Group Holdings, Inc.	47,900	1,488,315
Murata Manufacturing Co., Ltd.	13,800	1,851,674
NEC Corp.	156,000	414,627
Nidec Corp.	20,900	1,807,146
Nintendo Co., Ltd.	5,200	1,094,080
Nippon Steel & Sumitomo Metal Corp.	53,500	1,195,820
Nippon Telegraph & Telephone Corp.	49,100	2,067,812
Nippon Yusen KK	160,000	297,681
Nissan Motor Co., Ltd.	159,700	1,609,528
Nitori Holdings Co., Ltd.	3,100	355,091
Nitto Denko Corp.	15,900	1,222,678
Nomura Holdings, Inc.	176,300	1,041,611
NTT Data Corp.	16,000	775,068
NTT DOCOMO, Inc.	101,700	2,322,005
Obayashi Corp.	116,400	1,114,749
Ono Pharmaceutical Co., Ltd.	21,000	460,115
Oriental Land Co., Ltd.	5,800	328,502
ORIX Corp.	127,500	1,993,913
Osaka Gas Co., Ltd.	319,000	1,229,669
Panasonic Corp.	161,200	1,643,995
Rakuten, Inc. (c)	35,700	350,618

Resona Holdings, Inc.	47,900	246,204
Rohm Co., Ltd.	15,800	911,682
Ryohin Keikaku Co., Ltd.	1,300	255,352
Secom Co., Ltd.	16,000	1,172,615
Seven & i Holdings Co., Ltd.	63,900	2,439,634
Shin-Etsu Chemical Co., Ltd.	29,500	2,293,278
Shionogi & Co., Ltd.	14,200	681,663
Shiseido Co., Ltd.	17,200	436,286
Shizuoka Bank, Ltd.	115,000	968,234
SoftBank Group Corp.	61,300	4,081,061
Sompo Holdings, Inc.	42,400	1,439,568
Sony Corp.	79,600	2,235,092
Sumitomo Chemical Co., Ltd.	160,000	762,721
Sumitomo Corp.	79,900	942,277
Sumitomo Electric Industries, Ltd.	63,900	923,971
Sumitomo Mitsui Financial Group, Inc.	52,200	1,996,073
Sumitomo Mitsui Trust Holdings, Inc.	15,900	570,238
T&D Holdings, Inc.	31,700	420,048
Takeda Pharmaceutical Co., Ltd.	63,900	2,648,918
TDK Corp.	16,000	1,102,928
Teijin, Ltd.	54,400	1,104,931
Terumo Corp.	45,300	1,675,908
Tohoku Electric Power Co., Inc.	32,100	406,496
Tokio Marine Holdings, Inc.	47,900	1,969,635
Tokyo Electric Power Co. Holdings, Inc. (c)	111,700	452,029
Tokyo Electron, Ltd.	16,000	1,515,154
Tokyo Gas Co., Ltd.	285,000	1,292,378
Tokyu Corp.	160,000	1,178,377
Toppan Printing Co., Ltd.	160,000	1,530,930
Toray Industries, Inc.	160,000	1,297,998
Toshiba Corp. (c)	200,000	485,446
Toyota Motor Corp.	160,100	9,441,144
Toyota Tsusho Corp.	47,900	1,250,529
West Japan Railway Co.	16,600	1,020,893
Yahoo! Japan Corp.	207,700	799,565
Yakult Honsha Co., Ltd.	900	41,823
Yamada Denki Co., Ltd.	96,300	520,161
Yamaha Corp.	31,900	976,405
Yamaha Motor Co., Ltd.	48,000	1,059,305

		170,737,769

LUXEMBOURG — 0.1%
ArcelorMittal (c)	93,753	693,784

MACAU — 0.0%(f)
MGM China Holdings, Ltd.	46,000	95,404
Wynn Macau, Ltd. (a)	48,800	77,670

		173,074

MALAYSIA — 0.5%
AirAsia Bhd	440,300	224,763
Alliance Financial Group Bhd	539,400	447,296
AMMB Holdings Bhd	171,500	164,772
Astro Malaysia Holdings Bhd	85,100	49,322
Berjaya Sports Toto Bhd	812,040	535,809
British American Tobacco Malaysia Bhd	31,100	309,198
CIMB Group Holdings Bhd	322,137	323,860
Dialog Group Bhd	732,100	251,323
Felda Global Ventures Holdings Bhd	544,500	188,135

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Gamuda Bhd	46,566	$49,618
Genting Bhd	152,300	271,601
Genting Malaysia Bhd	382,900	390,923
Genting Plantations Bhd	169,400	407,829
Hong Leong Financial Group Bhd	28,239	89,514
IOI Properties Group Bhd	406,000	190,058
Lafarge Malaysia Bhd	155,900	249,871
Malaysia Airports Holdings Bhd	125,900	170,074
Petronas Chemicals Group Bhd	17,700	27,540
PPB Group Bhd	90,500	319,958
RHB Capital Bhd	92,810	97,444
SapuraKencana Petroleum Bhd (c)	124,600	44,996
Tenaga Nasional Bhd	114,700	355,401
UMW Holdings Bhd	33,600	34,229
Westports Holdings Bhd	128,500	123,172

		5,316,706

MEXICO — 0.9%
America Movil SAB de CV Series L	2,297,550	1,453,150
Cemex SAB de CV Series CPO (c)	1,305,065	1,047,777
Fomento Economico Mexicano SAB de CV	216,140	1,654,190
Fresnillo PLC	17,497	263,982
Gentera SAB de CV (a)	207,352	335,966
Grupo Financiero Banorte SAB de CV Series O	303,954	1,509,332
Grupo Mexico SAB de CV Series B	187,549	513,719
Grupo Televisa SAB Series CPO	261,345	1,097,569
Industrias Penoles SAB de CV	13,500	252,982
Kimberly-Clark de Mexico SAB de CV Class A	188,177	341,069
Wal-Mart de Mexico SAB de CV	241,406	434,148

		8,903,884

NETHERLANDS — 3.2%
Akzo Nobel NV	21,741	1,361,891
Altice NV Class A (c)	20,256	402,303
Altice NV Class B (c)	3,633	72,538
ASML Holding NV	25,069	2,819,989
Heineken NV	20,357	1,530,062
ING Groep NV	196,913	2,776,869
Koninklijke Ahold Delhaize NV	109,907	2,321,966
Koninklijke DSM NV	17,691	1,062,850
Koninklijke KPN NV	383,697	1,138,838
Koninklijke Philips NV	79,361	2,427,474
NXP Semiconductors NV (c)	12,348	1,210,228
Royal Dutch Shell PLC Class A	256,453	7,106,169
Royal Dutch Shell PLC Class B	221,477	6,442,143
Steinhoff International Holdings NV	169,881	885,493
Wolters Kluwer NV	29,525	1,071,890

		32,630,703

NEW ZEALAND — 0.1%
Mercury NZ, Ltd.	191,859	395,998
Meridian Energy, Ltd.	186,141	337,470
Spark New Zealand, Ltd.	136,056	323,513

		1,056,981

NORWAY — 0.5%
DNB ASA	89,894	1,340,938
Norsk Hydro ASA	141,256	677,750

Statoil ASA	70,627	1,299,687
Telenor ASA	62,160	931,566
Yara International ASA	15,915	628,635

		4,878,576

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	15,699	177,085
Credicorp, Ltd.	6,010	948,738

		1,125,823

PHILIPPINES — 0.3%
Alliance Global Group, Inc.	495,100	127,279
Ayala Land, Inc.	433,600	279,109
BDO Unibank, Inc.	27,500	62,012
DMCI Holdings, Inc.	1,169,750	312,012
Energy Development Corp.	1,647,800	170,705
Globe Telecom, Inc.	2,305	69,967
GT Capital Holdings, Inc.	6,620	169,121
JG Summit Holdings, Inc.	206,540	281,065
Jollibee Foods Corp.	88,730	346,263
Megaworld Corp.	1,410,000	101,256
Metro Pacific Investments Corp.	3,084,100	413,178
PLDT, Inc. ADR	13,082	360,409
SM Prime Holdings, Inc.	459,000	261,758
Universal Robina Corp.	52,280	171,944

		3,126,078

POLAND — 0.2%
Alior Bank SA (c)	46,679	605,978
Bank Millennium SA (c)	106,188	132,026
Bank Zachodni WBK SA	3,029	229,299
CCC SA	6,334	308,863
Eurocash SA	20,051	188,967
Grupa Azoty SA	9,860	148,031
LPP SA	48	65,241
Orange Polska SA	76,760	101,322
Polski Koncern Naftowy Orlen SA	14,801	302,452
Powszechna Kasa Oszczednosci Bank Polski SA (c)	40,090	270,257

		2,352,436

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	135,419	413,359
Jeronimo Martins SGPS SA	17,164	266,849

		680,208

QATAR — 0.0% (f)
Commercial Bank QSC	8,359	74,605

RUSSIA — 0.9%
Gazprom PJSC ADR	375,272	1,895,124
Lukoil PJSC ADR	41,784	2,344,918
MMC Norilsk Nickel PJSC ADR	31,197	527,853
Mobile TeleSystems PJSC ADR	74,938	682,685
RusHydro PJSC ADR (b)	56,018	80,106
RusHydro PJSC ADR (b)	87,992	128,028
Sberbank of Russia PJSC ADR	98,788	1,143,471
Surgutneftegas OJSC ADR	102,903	527,892
Tatneft PJSC ADR	44,443	1,831,941

		9,162,018

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 1.0%
CapitaLand, Ltd.	319,000	$666,837
DBS Group Holdings, Ltd.	169,671	2,036,475
Singapore Exchange, Ltd.	319,000	1,580,979
Singapore Press Holdings, Ltd. (a)	479,000	1,170,395
Singapore Telecommunications, Ltd.	777,700	1,964,840
United Overseas Bank, Ltd.	163,765	2,312,457

		9,731,983

SOUTH AFRICA — 1.5%
Anglo American Platinum, Ltd. (c)	5,941	114,871
AngloGold Ashanti, Ltd. (c)	33,379	372,429
Aspen Pharmacare Holdings, Ltd.	19,967	414,058
Bid Corp., Ltd.	18,586	333,189
Bidvest Group, Ltd.	18,629	246,911
Brait SE (c)	26,079	166,982
Capitec Bank Holdings, Ltd. (a)	4,125	209,643
Coronation Fund Managers, Ltd.	37,135	191,418
Discovery, Ltd.	61,043	511,110
FirstRand, Ltd.	258,908	1,006,665
Foschini Group, Ltd.	24,778	288,331
Gold Fields, Ltd.	38,985	124,267
Impala Platinum Holdings, Ltd. (c)	48,117	150,385
Imperial Holdings, Ltd.	17,317	231,028
Massmart Holdings, Ltd.	21,392	197,354
Mr. Price Group, Ltd.	23,715	276,689
MTN Group, Ltd.	100,714	929,220
Naspers, Ltd. Class N	27,364	4,030,242
Pioneer Foods Group, Ltd.	24,331	273,948
PSG Group, Ltd.	13,035	208,341
Rand Merchant Investment Holdings, Ltd.	28,018	81,544
Remgro, Ltd.	31,056	506,548
Resilient REIT, Ltd.	39,659	331,802
Sanlam, Ltd.	191,181	879,363
Sasol, Ltd.	34,936	1,019,084
Sibanye Gold, Ltd.	50,183	93,173
Standard Bank Group, Ltd.	104,859	1,163,609
Truworths International, Ltd.	46,368	270,138
Woolworths Holdings, Ltd.	37,777	196,192

		14,818,534

SOUTH KOREA — 3.3%
Amorepacific Corp.	337	89,705
Amorepacific Corp. Preference Shares	1,709	290,776
AMOREPACIFIC Group	439	48,342
BGF retail Co., Ltd.	1,852	125,429
Celltrion, Inc. (a) (c)	7,065	628,234
CJ CheilJedang Corp.	1,938	573,634
CJ Corp.	638	98,780
Coway Co., Ltd.	2,582	188,765
E-MART, Inc.	2,250	340,909
Hana Financial Group, Inc.	37,931	981,407
Hanmi Pharm Co., Ltd.	272	68,799
Hanmi Science Co., Ltd.	1,398	70,722
Hanssem Co., Ltd.	962	158,501
Hotel Shilla Co., Ltd.	770	30,697
Hyundai Department Store Co., Ltd.	3,781	341,223
Hyundai Development Co. — Engineering & Construction	9,507	353,817

Hyundai Heavy Industries Co., Ltd. (c)	4,401	530,175
Hyundai Mobis Co., Ltd.	5,269	1,151,694
Hyundai Motor Co.	11,623	1,404,999
Hyundai Steel Co.	5,363	253,097
KB Financial Group, Inc.	38,253	1,355,546
Kia Motors Corp.	23,096	750,553
Korea Aerospace Industries, Ltd.	3,673	203,751
Korea Electric Power Corp. ADR (a) (c)	38,610	713,513
Korea Zinc Co., Ltd.	2,003	787,734
KT Corp. ADR (a) (c)	31,517	444,074
KT&G Corp.	11,167	933,819
LG Chem, Ltd. Preference Shares	461	68,513
LG Electronics, Inc.	12,539	535,695
LG Household & Health Care, Ltd.	1,093	775,543
Lotte Chemical Corp.	2,214	676,408
NAVER Corp.	2,315	1,485,449
NCSoft Corp.	1,939	397,336
POSCO ADR	23,051	1,211,330
Samsung C&T Corp.	3,659	380,199
Samsung Electronics Co., Ltd. GDR	11,949	8,925,903
Samsung Electronics Co., Ltd. Preference Shares	428	507,803
Samsung Fire & Marine Insurance Co., Ltd.	3,904	867,879
Samsung Heavy Industries Co., Ltd. (c)	17,543	134,354
Samsung SDS Co., Ltd.	1,172	135,365
Samsung Securities Co., Ltd.	19,372	508,439
Shinhan Financial Group Co., Ltd.	33,965	1,272,492
SK Holdings Co., Ltd.	3,541	672,843
SK Hynix, Inc.	28,454	1,053,067
SK Innovation Co., Ltd.	5,058	613,510
SK Telecom Co., Ltd. ADR	15,633	326,730

		33,467,553

SPAIN — 2.2%
Abertis Infraestructuras SA	74,310	1,042,042
ACS Actividades de Construccion y Servicios SA	34,915	1,105,534
Aena SA (d)	801	109,535
Amadeus IT Group SA Class A	19,578	891,456
Banco Bilbao Vizcaya Argentaria SA	360,686	2,440,101
Banco de Sabadell SA	191,163	266,755
Banco Popular Espanol SA (a)	224,545	217,418
Banco Santander SA	824,074	4,310,323
Distribuidora Internacional de Alimentacion SA	63,670	313,282
Ferrovial SA	79,210	1,419,877
Gas Natural SDG SA	26,744	505,210
Iberdrola SA	383,955	2,524,624
Industria de Diseno Textil SA	76,343	2,611,354
Mapfre SA (a)	182,919	559,508
Repsol SA	76,856	1,087,877
Telefonica SA	286,477	2,665,065

		22,069,961

SWEDEN — 2.0%
Assa Abloy AB Class B	100,052	1,862,360
Atlas Copco AB Class B	69,408	1,899,349
Hennes & Mauritz AB Class B	68,538	1,911,755

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Husqvarna AB Class B	160,108	$1,248,668
Nordea Bank AB	173,038	1,929,501
Sandvik AB	86,412	1,071,993
Securitas AB Class B	52,106	822,491
Skandinaviska Enskilda Banken AB Class A	93,249	980,774
Skanska AB Class B	51,951	1,230,066
SKF AB Class B	42,541	784,831
Svenska Handelsbanken AB Class A	114,523	1,595,955
Swedbank AB Class A	56,805	1,377,512
Tele2 AB Class B (a)	71,532	575,195
Telefonaktiebolaget LM Ericsson Class B	218,507	1,286,807
Telia Co. AB	126,049	509,352
Volvo AB Class B	89,673	1,050,262

		20,136,871

SWITZERLAND — 6.5%
ABB, Ltd. (c)	152,260	3,217,932
Actelion, Ltd. (c)	4,566	990,607
Adecco Group AG	12,913	846,806
Aryzta AG (c)	5,287	233,307
Cie Financiere Richemont SA	32,649	2,166,749
Coca-Cola HBC AG (c)	10,308	225,446
Credit Suisse Group AG (c)	99,886	1,435,858
Geberit AG	3,515	1,411,741
Givaudan SA	926	1,700,119
Glencore PLC (c)	663,919	2,275,299
Julius Baer Group, Ltd. (c)	9,986	444,401
Kuehne + Nagel International AG	7,487	991,539
LafargeHolcim, Ltd. (c)	21,229	1,120,614
Lonza Group AG (c)	2,748	476,679
Nestle SA	187,692	13,490,334
Novartis AG	141,734	10,333,536
Roche Holding AG	41,359	9,465,345
SGS SA	639	1,302,709
Sika AG	113	543,903
Sonova Holding AG	1,891	229,595
Swatch Group AG	3,652	1,137,982
Swiss Re AG	21,798	2,069,668
Syngenta AG	6,216	2,461,691
UBS Group AG	215,188	3,377,034
Wolseley PLC	15,932	976,838
Zurich Insurance Group AG (c)	10,160	2,803,034

		65,728,766

TAIWAN — 2.6%
Advanced Semiconductor Engineering, Inc. ADR	176,997	892,065
Advantech Co., Ltd.	26,000	205,312
Asia Pacific Telecom Co., Ltd. (c)	48,000	15,415
Asustek Computer, Inc.	11,000	90,446
AU Optronics Corp. ADR	213,176	754,643
Catcher Technology Co., Ltd.	32,000	222,408
Cathay Financial Holding Co., Ltd.	190,000	284,154
Chicony Electronics Co., Ltd.	122,852	285,888
China Airlines, Ltd.	630,000	181,793
China Development Financial Holding Corp.	372,000	93,032
China Life Insurance Co., Ltd.	216,336	215,134

Chunghwa Telecom Co., Ltd. ADR	57,100	1,801,505
Compal Electronics, Inc.	199,000	113,921
CTBC Financial Holding Co., Ltd.	456,558	250,031
Delta Electronics, Inc.	59,785	295,874
E.Sun Financial Holding Co., Ltd.	601,772	342,627
Eclat Textile Co., Ltd.	15,344	160,681
Eva Airways Corp.	416,250	188,565
Feng TAY Enterprise Co., Ltd.	34,036	127,256
Formosa Plastics Corp.	258,000	714,065
Foxconn Technology Co., Ltd.	24,240	64,156
Fubon Financial Holding Co., Ltd.	282,000	446,244
Giant Manufacturing Co., Ltd.	17,000	96,528
Highwealth Construction Corp.	125,400	176,647
Hiwin Technologies Corp.	6,303	28,944
Hon Hai Precision Industry Co., Ltd. GDR	715,204	3,633,236
Hotai Motor Co., Ltd.	7,000	80,145
HTC Corp. (c)	51,000	125,012
Innolux Corp.	196,000	70,545
Largan Precision Co., Ltd.	5,000	587,980
MediaTek, Inc.	61,000	409,771
Mega Financial Holding Co., Ltd.	25,948	18,518
Merida Industry Co., Ltd.	28,000	125,105
OBI Pharma, Inc. (c)	8,000	70,744
Pegatron Corp.	48,000	114,679
Phison Electronics Corp.	18,000	142,698
Pou Chen Corp.	106,000	132,216
Powertech Technology, Inc.	123,000	332,030
President Chain Store Corp.	35,000	250,861
Ruentex Development Co., Ltd. (c)	35,158	40,144
Siliconware Precision Industries Co., Ltd. ADR	87,581	639,341
Standard Foods Corp.	196,060	465,984
Taishin Financial Holding Co., Ltd.	671,687	245,925
Taiwan Business Bank	1,539,100	389,204
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	289,728	8,329,680
Teco Electric and Machinery Co., Ltd.	316,000	273,555
Transcend Information, Inc.	106,000	280,220
Uni-President Enterprises Corp.	292,000	483,813
United Microelectronics Corp. ADR (a)	653,530	1,143,677
Zhen Ding Technology Holding, Ltd.	21,000	41,571

		26,473,988

THAILAND — 0.5%
Bangkok Bank PCL	160,276	722,821
BEC World PCL (g)	65,900	30,548
Bumrungrad Hospital PCL (g)	62,700	316,910
Central Pattana PCL (g)	191,000	304,017
CP ALL PCL NVDR	288,400	503,344
Delta Electronics Thailand PCL (g)	59,000	134,276
Indorama Ventures PCL (g)	35,400	33,116
IRPC PCL (g)	4,061,300	544,372
Kasikornbank PCL	51,000	252,789
Minor International PCL (g)	172,000	175,312
PTT PCL (g)	91,262	948,031
Siam Commercial Bank PCL NVDR	92,200	392,636
Thai Union Group PCL (g)	191,800	112,476
TMB Bank PCL (g)	972,600	57,035

		4,527,683

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

TURKEY — 0.3%
Akbank TAS	401,272	$892,070
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	732,264	622,433
Turkiye Garanti Bankasi A/S	307,498	666,117
Turkiye Is Bankasi Class C	531,632	782,879

		2,963,499

UNITED ARAB EMIRATES — 0.0% (f)
Abu Dhabi Commercial Bank PJSC	57,172	107,405

UNITED KINGDOM — 11.5%
3i Group PLC	188,489	1,639,661
Anglo American PLC (c)	83,460	1,196,277
AstraZeneca PLC	71,459	3,918,236
BAE Systems PLC	199,359	1,457,088
Barclays PLC	950,768	2,625,126
Barratt Developments PLC	35,877	204,988
Berkeley Group Holdings PLC	3,154	109,434
BP PLC	1,108,801	6,981,975
British American Tobacco PLC	106,931	6,106,353
British Land Co. PLC REIT	173,559	1,350,014
BT Group PLC	452,767	2,052,663
Burberry Group PLC	42,561	787,279
Capita PLC	40,081	262,983
Centrica PLC	490,589	1,419,105
CNH Industrial NV	53,716	468,270
Cobham PLC	94,231	190,607
Compass Group PLC	158,019	2,930,794
Diageo PLC	180,875	4,715,810
Fiat Chrysler Automobiles NV	97,825	894,063
G4S PLC	94,278	273,762
GlaxoSmithKline PLC	275,377	5,315,009
Hammerson PLC	154,932	1,096,961
HSBC Holdings PLC	1,143,625	9,282,783
Imperial Brands PLC	73,193	3,203,869
InterContinental Hotels Group PLC	11,272	506,709
ITV PLC	42,785	109,118
J Sainsbury PLC	160,486	494,373
Land Securities Group PLC REIT	86,224	1,135,745
Legal & General Group PLC	72,780	222,668
Lloyds Banking Group PLC	3,248,335	2,509,028
Marks & Spencer Group PLC	134,526	581,794
National Grid PLC	338,265	3,977,469
NEX Group PLC	99,970	573,789
Next PLC	13,622	838,739
Old Mutual PLC	471,498	1,207,743
Pearson PLC	72,324	731,470
Persimmon PLC	11,727	257,351
Prudential PLC	110,212	2,216,385
Randgold Resources, Ltd.	4,486	355,591
Reckitt Benckiser Group PLC	53,260	4,531,724
RELX NV	97,897	1,651,077
RELX PLC	105,297	1,885,297
Rio Tinto PLC	71,809	2,802,561
Rio Tinto, Ltd.	25,153	1,090,976
Rolls-Royce Holdings PLC (c)	117,924	973,361
Royal Bank of Scotland Group PLC (c)	176,901	490,948
RSA Insurance Group PLC	74,802	541,634
Sage Group PLC	145,413	1,176,901

Severn Trent PLC	47,568	1,306,033
Sky PLC	93,949	1,150,432
Smith & Nephew PLC	100,261	1,512,666
Smiths Group PLC	24,026	420,378
SSE PLC	99,210	1,903,804
Standard Chartered PLC (c)	164,164	1,346,107
Standard Life PLC	208,641	959,043
Taylor Wimpey PLC	142,170	269,657
Tesco PLC (c)	586,349	1,498,673
TP ICAP PLC	81,694	437,395
Unilever NV	112,279	4,632,244
Unilever PLC	91,259	3,712,759
United Utilities Group PLC	70,480	784,668
Vodafone Group PLC	1,701,294	4,201,253
Whitbread PLC	10,305	480,812
WPP PLC	103,853	2,330,398

		116,291,883

UNITED STATES — 0.4%
Mobileye NV (a) (c)	6,886	262,494
Shire PLC	40,790	2,360,837
Thomson Reuters Corp. (a)	32,447	1,421,711
Valeant Pharmaceuticals International, Inc. (a) (c)	22,714	329,773

		4,374,815

TOTAL COMMON STOCKS (Cost $1,109,364,548)		1,004,839,573

RIGHTS — 0.0% (f)
QATAR — 0.0% (f)
Commercial Bank QSC (expiring 1/22/17) (c) (g)	1,505	2,893

SPAIN — 0.0% (f)
Repsol SA (expiring 1/6/17) (c)	76,856	28,535

TOTAL RIGHTS (Cost $26,801)		31,428

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (h) (i)	521,953	521,953
State Street Navigator Securities Lending Government Money Market Portfolio (i) (j)	8,883,226	8,883,226

TOTAL SHORT-TERM INVESTMENTS (Cost $9,405,179)		9,405,179

TOTAL INVESTMENTS — 100.5%
(Cost $1,118,796,528)		1,014,276,180
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(5,082,922)

NET ASSETS — 100.0%		$1,009,193,258

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $2,658,986 representing 0.3% of net assets.
(h)	The rate shown is the annualized seven-day yield at December 31, 2016.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$53,458,170	$—	$—		$53,458,170
Austria	2,349,597	—	—		2,349,597
Belgium	9,779,917	—	—		9,779,917
Brazil	17,061,519	—	—		17,061,519
Canada	69,838,912	—	—		69,838,912
Chile	2,903,420	—	—		2,903,420
China	59,133,070	—	—		59,133,070
Colombia	1,275,061	—	—		1,275,061
Denmark	11,412,601	—	—		11,412,601
Egypt	868,102	—	—		868,102
Finland	7,100,142	—	—		7,100,142
France	69,409,977	—	—		69,409,977
Germany	65,562,187	—	—		65,562,187
Greece	1,089,881	—	—		1,089,881
Hong Kong	24,236,273	—	0	(a)	24,236,273
Hungary	1,258,842	—	—		1,258,842
India	17,105,189	—	—		17,105,189
Indonesia	5,635,526	—	—		5,635,526
Ireland	6,078,033	—	—		6,078,033
Israel	4,600,183	—	—		4,600,183
Italy	13,077,385	—	—		13,077,385
Japan	170,737,769	—	—		170,737,769
Luxembourg	693,784	—	—		693,784
Macau	173,074	—	—		173,074
Malaysia	5,316,706	—	—		5,316,706
Mexico	8,903,884	—	—		8,903,884
Netherlands	32,630,703	—	—		32,630,703
New Zealand	1,056,981	—	—		1,056,981
Norway	4,878,576	—	—		4,878,576
Peru	1,125,823	—	—		1,125,823
Philippines	3,126,078	—	—		3,126,078
Poland	2,352,436	—	—		2,352,436
Portugal	680,208	—	—		680,208

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Qatar	$74,605	$—	$—	$74,605
Russia	9,162,018	—	—	9,162,018
Singapore	9,731,983	—	—	9,731,983
South Africa	14,818,534	—	—	14,818,534
South Korea	33,467,553	—	—	33,467,553
Spain	22,069,961	—	—	22,069,961
Sweden	20,136,871	—	—	20,136,871
Switzerland	65,728,766	—	—	65,728,766
Taiwan	26,473,988	—	—	26,473,988
Thailand	1,871,590	2,656,093	—	4,527,683
Turkey	2,963,499	—	—	2,963,499
United Arab Emirates	107,405	—	—	107,405
United Kingdom	116,291,883	—	—	116,291,883
United States	4,374,815	—	—	4,374,815
Rights
Qatar	—	2,893	—	2,893
Spain	28,535	—	—	28,535
Short-Term Investments	9,405,179	—	—	9,405,179

TOTAL INVESTMENTS	$1,011,617,194	$2,658,986	$0	$1,014,276,180

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	809,652	$809,652	17,127,958	17,415,657	521,953	$521,953	$1,773
State Street Navigator Securities Lending Government Money Market Portfolio *	23,136,429	23,136,429	279,931,282	294,184,485	8,883,226	8,883,226	47,188

TOTAL		$23,946,081				$9,405,179	$48,961

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 2.5%
Alumina, Ltd. (a)	38,096	$50,481
Amcor, Ltd.	3,286	35,572
AMP, Ltd.	11,552	42,159
Australia & New Zealand Banking Group, Ltd.	2,586	56,962
BHP Billiton PLC	753	12,156
BHP Billiton, Ltd.	3,209	58,230
Boral, Ltd.	15,160	59,388
Brambles, Ltd.	7,707	69,200
Coca-Cola Amatil, Ltd.	3,769	27,619
Commonwealth Bank of Australia	851	50,782
CSL, Ltd.	1,470	106,879
Fortescue Metals Group, Ltd. (a)	5,731	24,442
Iluka Resources, Ltd.	1,526	8,033
Insurance Australia Group, Ltd.	17,614	76,398
LendLease Group	9,091	96,240
Macquarie Group, Ltd.	1,542	97,275
National Australia Bank, Ltd.	3,443	76,463
Newcrest Mining, Ltd.	1,809	26,525
Origin Energy, Ltd.	5,729	27,338
Orora, Ltd.	1,383	2,994
OZ Minerals, Ltd.	5,542	31,662
QBE Insurance Group, Ltd.	2,696	24,246
Santos, Ltd.	6,720	19,561
Scentre Group REIT	8,043	27,023
Shopping Centres Australasia Property Group	79,615	127,405
Sonic Healthcare, Ltd.	4,068	63,037
South32, Ltd. (b)	2,960	5,907
South32, Ltd. (b)	2,743	5,462
Suncorp Group, Ltd.	5,821	56,987
Sydney Airport	865	3,752
Transurban Group Stapled Security	5,686	42,490
Vicinity Centres REIT	29,906	64,748
Wesfarmers, Ltd.	3,520	107,408
Westfield Corp.	6,455	43,843
Westpac Banking Corp.	3,889	91,802
Woodside Petroleum, Ltd.	1,489	33,596
Woolworths, Ltd.	1,304	22,756

		1,776,821

AUSTRIA — 0.1%
OMV AG	1,548	54,795

BELGIUM — 0.3%
Anheuser-Busch InBev SA	900	95,450
Solvay SA	522	61,307
UCB SA	1,361	87,437

		244,194

BRAZIL — 0.6%
Ambev SA ADR	11,720	57,545
Banco Bradesco SA Preference Shares ADR	8,599	74,897
Cia Energetica de Minas Gerais ADR	6,560	14,957
Cia Siderurgica Nacional SA ADR (c)	5,755	18,589
Gerdau SA ADR	5,201	16,331
Itau Unibanco Holding SA Preference Shares ADR	7,471	76,802
Petroleo Brasileiro SA Preference Shares ADR (c)	8,681	76,480

Tim Participacoes SA ADR	1,980	23,364
Vale SA Preference Shares ADR	6,916	47,651

		406,616

CANADA — 3.3%
Agrium, Inc. (a)	384	38,645
Bank of Montreal (a)	845	60,849
Bank of Nova Scotia	1,066	59,427
Barrick Gold Corp.	1,648	26,409
Brookfield Asset Management, Inc. Class A	2,455	81,098
Cameco Corp. (a)	2,195	22,980
Canadian Imperial Bank of Commerce (a)	384	31,372
Canadian National Railway Co. (a)	1,663	112,053
Canadian Natural Resources, Ltd.	1,663	53,063
Canadian Pacific Railway, Ltd.	351	50,138
Canadian Tire Corp., Ltd. Class A	406	42,164
Cenovus Energy, Inc. (a)	2,107	31,894
Eldorado Gold Corp. (c)	2,265	7,296
Enbridge, Inc. (a)	1,881	79,249
Encana Corp.	3,087	36,278
Enerplus Corp. (a)	2,426	23,047
First Majestic Silver Corp. (a) (c)	7,419	56,761
First Quantum Minerals, Ltd.	1,175	11,697
Goldcorp, Inc.	1,615	22,014
IAMGOLD Corp. (c)	2,437	9,431
IGM Financial, Inc. (a)	649	18,487
Imperial Oil, Ltd. (a)	1,208	42,076
Just Energy Group, Inc. (a)	14,764	80,808
Kinross Gold Corp. (c)	3,570	11,154
Loblaw Cos., Ltd.	1,352	71,418
Manulife Financial Corp.	4,329	77,183
National Bank of Canada	2,282	92,791
Onex Corp.	1,437	97,918
Penn West Petroleum, Ltd. (c)	1,599	2,826
Potash Corp. of Saskatchewan, Inc.	1,229	22,260
PrairieSky Royalty, Ltd. (a)	24	572
Rogers Communications, Inc. Class B (a)	2,287	88,322
Royal Bank of Canada	2,002	135,656
Shaw Communications, Inc. Class B (a)	1,526	30,655
Silver Wheaton Corp. (a)	1,077	20,832
SNC-Lavalin Group, Inc.	956	41,197
Sun Life Financial, Inc.	2,359	90,680
Suncor Energy, Inc.	3,362	110,057
Teck Resources, Ltd. Class B	1,197	23,984
TELUS Corp.	3,231	102,998
TMX Group, Ltd.	20	1,067
Toronto-Dominion Bank	3,200	158,014
TransAlta Corp.	3,745	20,749
TransCanada Corp. (a)	1,472	66,452
Trilogy Energy Corp. (c)	10,000	56,299
Yamana Gold, Inc.	3,296	9,266

		2,329,586

CHILE — 0.0% (d)
Enel Americas SA ADR	1,141	9,370
Enel Chile SA ADR	632	2,876
Enel Generacion Chile SA ADR	284	5,521
Sociedad Quimica y Minera de Chile SA ADR	140	4,011

		21,778

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

CHINA — 2.9%
Agricultural Bank of China, Ltd. Class H	77,000	$31,582
Alibaba Group Holding, Ltd. ADR (c)	1,500	131,715
Bank of China, Ltd. Class H	153,000	67,885
Bank of Communications Co., Ltd. Class H	55,000	39,797
Baozun, Inc. ADR (c)	16,368	197,562
Biostime International Holdings, Ltd. (a) (c)	28,000	86,494
China Construction Bank Corp. Class H	120,000	92,401
China Life Insurance Co., Ltd. Class H	21,000	54,713
China Merchants Bank Co., Ltd. Class H	26,674	62,547
China Mobile, Ltd.	10,500	111,322
China Overseas Land & Investment, Ltd.	22,000	58,312
China Petroleum & Chemical Corp. Class H	65,200	46,252
China Pioneer Pharma Holdings, Ltd. (a)	330,000	119,177
China Shenhua Energy Co., Ltd. Class H	10,500	19,773
China Telecom Corp., Ltd. Class H	66,000	30,475
China Unicom Hong Kong, Ltd.	22,000	25,623
CITIC, Ltd.	22,000	31,497
CNOOC, Ltd.	33,000	41,286
COSCO SHIPPING Ports, Ltd.	20,824	20,923
Hengan International Group Co., Ltd.	5,500	40,400
Huaneng Power International, Inc. Class H	44,000	29,170
Industrial & Commercial Bank of China, Ltd. Class H	121,000	72,571
PetroChina Co., Ltd. Class H	44,000	32,802
PICC Property & Casualty Co., Ltd. Class H	23,859	37,174
Ping An Insurance Group Co. of China, Ltd. Class H	11,000	55,049
Shandong Xinhua Pharmaceutical Co., Ltd. Class H	192,000	129,764
Sheen Tai Holdings Grp Co., Ltd.	964,000	89,522
Tencent Holdings, Ltd.	11,000	269,142
Yanzhou Coal Mining Co., Ltd. Class H (a)	22,000	15,011

		2,039,941

COLOMBIA — 0.0% (d)
Bancolombia SA ADR	238	8,730

DENMARK — 0.6%
AP Moller — Maersk A/S Class B	55	87,928
Danske Bank A/S	1,870	56,820
DSV A/S	2,804	124,975
Novo Nordisk A/S Class B	4,165	150,481

		420,204

FINLAND — 0.4%
Fortum Oyj	1,459	22,421
Metso Oyj	867	24,782
Nokia Oyj	9,044	43,766
Sampo Oyj Class A	1,022	45,910
UPM-Kymmene Oyj	3,329	81,953
Valmet Oyj	164	2,418
Wartsila Oyj Abp	989	44,522

		265,772

FRANCE — 3.1%
Accor SA	1,776	66,369
Airbus Group SE	749	49,644
Alstom SA (c)	1,350	37,271
AXA SA	3,516	88,948
BNP Paribas SA	1,866	119,172
Bouygues SA	1,069	38,387

Cap Gemini SA	1,317	111,337
Carrefour SA	2,147	51,835
Credit Agricole SA	3,820	47,463
Danone SA	1,026	65,147
Engie SA	1,793	22,921
Essilor International SA	678	76,768
Groupe Fnac SA (c)	1,084	73,437
Hermes International	12	4,936
Kering	230	51,745
LVMH Moet Hennessy Louis Vuitton SE	362	69,262
Orange SA	5,121	77,969
Pernod Ricard SA	491	53,316
Publicis Groupe SA	864	59,736
Renault SA	1,240	110,530
Sanofi	1,637	132,777
Schneider Electric SE	1,186	82,699
Societe Generale SA	1,493	73,611
Sodexo SA	1,044	120,247
Technip SA	589	42,127
TOTAL SA (a)	2,766	142,138
Unibail-Rodamco SE	395	94,470
Vallourec SA (a) (c)	1,161	8,021
Veolia Environnement SA	3,146	53,673
Vinci SA	1,515	103,387
Vivendi SA	3,858	73,470

		2,202,813

GERMANY — 2.9%
adidas AG	900	142,534
Allianz SE	845	139,928
BASF SE	1,361	126,770
Bayer AG	1,604	167,710
Commerzbank AG	1,515	11,579
CompuGroup Medical SE	2,769	113,743
Daimler AG	1,881	140,307
Deutsche Bank AG (c)	2,327	42,338
Deutsche Boerse AG (c)	649	53,079
Deutsche Lufthansa AG	3,890	50,343
Deutsche Post AG	3,231	106,446
Deutsche Telekom AG	5,333	91,997
E.ON SE	3,340	23,603
Fresenius Medical Care AG & Co. KGaA	362	30,717
Linde AG	230	37,869
MAN SE	307	30,545
Merck KGaA	1,142	119,429
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	491	93,037
OSRAM Licht AG	15	788
RWE AG (c)	1,120	13,957
Salzgitter AG	1,186	41,969
SAP SE	1,663	145,253
Siemens AG	1,323	162,987
ThyssenKrupp AG	2,085	49,789
Uniper SE (c)	303	4,191
Volkswagen AG Preference Shares	362	50,916
Volkswagen AG	395	56,974

		2,048,798

HONG KONG — 1.3%
AIA Group, Ltd.	15,400	86,900
Bank of East Asia, Ltd. (a)	14,706	56,334

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Cheung Kong Property Holdings, Ltd.	17,420	$106,837
CK Hutchison Holdings, Ltd.	10,420	118,135
Global Brands Group Holding, Ltd. (c)	8,000	1,063
Hang Lung Properties, Ltd.	11,000	23,325
Henderson Land Development Co., Ltd.	12,915	68,713
Hong Kong Exchanges & Clearing, Ltd.	3,406	80,481
Li & Fung, Ltd.	22,000	9,676
Link REIT	11,058	71,884
New World Development Co., Ltd.	36,132	38,214
Sands China, Ltd.	8,800	38,250
Shangri-La Asia, Ltd.	22,000	23,211
Sun Hung Kai Properties, Ltd.	11,253	142,238
Swire Pacific, Ltd. Class A	5,500	52,530

		917,791

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	252	17,758
Richter Gedeon Nyrt	2,052	43,516

		61,274

INDIA — 0.7%
Dr Reddy’s Laboratories, Ltd. ADR	2,342	106,046
ICICI Bank, Ltd. ADR	7,306	54,722
Infosys, Ltd. ADR	10,222	151,592
Mahindra & Mahindra, Ltd. GDR	1,581	27,826
Reliance Industries, Ltd. GDR (e)	1,815	57,263
Tata Motors, Ltd. ADR	2,183	75,073

		472,522

INDONESIA — 0.5%
Astra International Tbk PT	55,700	34,212
Bank Central Asia Tbk PT	50,200	57,755
Bank Mandiri Persero Tbk PT	50,200	43,130
Bank Rakyat Indonesia Persero Tbk PT	58,800	50,955
Gudang Garam Tbk PT	5,500	26,086
Telekomunikasi Indonesia Persero Tbk PT	369,100	109,038

		321,176

IRELAND — 0.3%
CRH PLC	1,795	62,393
Experian PLC	4,233	82,328
Prothena Corp. PLC (c)	1,662	81,754

		226,475

ISRAEL — 0.3%
Bank Hapoalim BM	7,627	45,402
Bank Leumi Le-Israel BM (c)	34,733	143,132
Teva Pharmaceutical Industries, Ltd. ADR	1,306	47,342

		235,876

ITALY — 0.6%
Assicurazioni Generali SpA	3,164	47,122
Banca Monte dei Paschi di Siena SpA (a) (c) (f)	90	1,431
Enel SpA	13,937	61,564
Eni SpA	4,798	78,289
Intesa Sanpaolo SpA	25,145	64,342
Italgas SpA (c)	1,578	6,221
Mediaset SpA	12,367	53,611
Saipem SpA (c)	14,431	8,143
Snam SpA	7,893	32,585
Telecom Italia SpA/Milano (c)	58,753	51,869

UniCredit SpA (a)	8,792	25,353

		430,530

JAPAN — 8.2%
Aisin Seiki Co., Ltd.	1,100	47,816
Asahi Group Holdings, Ltd.	1,100	34,801
Asahi Kasei Corp.	11,000	96,150
Astellas Pharma, Inc.	5,500	76,557
Bridgestone Corp.	1,100	39,743
Canon, Inc. (a)	1,100	31,076
Credit Saison Co., Ltd.	2,200	39,177
Daiichi Sankyo Co., Ltd.	3,300	67,664
Daikin Industries, Ltd.	1,100	101,243
Daiwa Securities Group, Inc.	11,000	67,932
Denso Corp.	2,200	95,500
Eisai Co., Ltd.	1,100	63,264
FUJIFILM Holdings Corp.	2,200	83,654
Fujitsu, Ltd.	10,000	55,687
Hitachi, Ltd.	11,000	59,605
Hokuhoku Financial Group, Inc.	2,200	38,045
Honda Motor Co., Ltd.	2,200	64,415
Hoya Corp.	2,200	92,633
ITOCHU Corp.	3,300	43,911
Japan Tobacco, Inc.	2,200	72,507
JFE Holdings, Inc. (a)	2,200	33,575
JSR Corp.	2,200	34,763
JX Holdings, Inc.	5,500	23,328
Kajima Corp.	11,000	76,298
Kamigumi Co., Ltd.	11,000	105,063
Kansai Electric Power Co., Inc. (c)	2,200	24,106
KDDI Corp.	6,600	167,469
Kobe Steel, Ltd. (a) (c)	3,300	31,604
Komatsu, Ltd.	2,200	49,938
Konica Minolta, Inc.	5,500	54,748
Kyocera Corp.	2,200	109,627
Makita Corp.	1,100	73,846
Marubeni Corp.	11,000	62,510
Marui Group Co., Ltd.	3,900	57,078
Mebuki Financial Group, Inc.	11,700	43,435
Mitsubishi Chemical Holdings Corp.	5,500	35,744
Mitsubishi Corp.	2,200	46,967
Mitsubishi Electric Corp.	11,000	153,680
Mitsubishi Heavy Industries, Ltd.	11,000	50,230
Mitsubishi UFJ Financial Group, Inc.	19,700	121,644
Mitsui & Co., Ltd.	2,200	30,312
Mizuho Financial Group, Inc.	40,600	73,030
MS&AD Insurance Group Holdings, Inc.	2,200	68,357
Murata Manufacturing Co., Ltd.	1,100	147,597
NEC Corp.	2,000	5,316
Nintendo Co., Ltd.	400	84,160
Nippon Steel & Sumitomo Metal Corp.	3,200	71,526
Nippon Yusen KK	22,000	40,931
Nissan Motor Co., Ltd.	4,400	44,345
Nitto Denko Corp.	1,100	84,588
Nomura Holdings, Inc.	10,900	64,399
NTT Data Corp.	1,100	53,286
NTT DOCOMO, Inc.	1,700	38,814
Obayashi Corp.	11,000	105,346
ORIX Corp.	4,400	68,810
Osaka Gas Co., Ltd.	11,000	42,402

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Panasonic Corp.	6,600	$67,310
Resona Holdings, Inc.	6,600	33,924
Rohm Co., Ltd.	1,100	63,471
Secom Co., Ltd.	1,100	80,617
Seven & i Holdings Co., Ltd.	1,100	41,997
Shin-Etsu Chemical Co., Ltd.	1,100	85,512
SoftBank Group Corp.	2,200	146,465
Sompo Holdings, Inc.	2,200	74,695
Sony Corp.	3,300	92,661
Sumitomo Chemical Co., Ltd.	11,000	52,437
Sumitomo Corp.	2,200	25,945
Sumitomo Electric Industries, Ltd.	3,300	47,717
Sumitomo Mitsui Financial Group, Inc.	2,200	84,126
Sumitomo Mitsui Trust Holdings, Inc.	1,100	39,450
T&D Holdings, Inc.	4,400	58,303
Takeda Pharmaceutical Co., Ltd.	1,100	45,599
TDK Corp.	1,100	75,826
Teijin, Ltd.	2,200	44,685
Terumo Corp. (a)	2,200	81,391
Tokio Marine Holdings, Inc.	2,200	90,463
Tokyo Electron, Ltd.	1,100	104,167
Tokyu Corp.	11,000	81,013
Toppan Printing Co., Ltd.	11,000	105,251
Toshiba Corp. (c)	11,000	26,700
Toyota Motor Corp.	4,400	259,469
Toyota Tsusho Corp.	3,300	86,153
West Japan Railway Co.	1,100	67,649
Yamada Denki Co., Ltd. (a)	4,400	23,766
Yamaha Corp.	3,600	110,190

		5,847,204

LUXEMBOURG — 0.0% (d)
ArcelorMittal (c)	3,771	27,906

MEXICO — 0.4%
America Movil SAB de CV Series L	85,312	53,958
Cemex SAB de CV Series CPO (c)	42,033	33,747
Fomento Economico Mexicano SAB de CV	8,769	67,112
Grupo Financiero Banorte SAB de CV Series O	8,441	41,915
Grupo Mexico SAB de CV Series B	14,038	38,452
Grupo Televisa SAB Series CPO	7,458	31,321
Industrias Penoles SAB de CV	568	10,644

		277,149

NETHERLANDS — 1.4%
Akzo Nobel NV	872	54,623
ASML Holding NV	804	90,441
Heineken NV	594	44,646
ING Groep NV	7,702	108,614
Koninklijke Ahold Delhaize NV	3,281	69,316
Koninklijke DSM NV	1,030	61,881
Koninklijke KPN NV	10,140	30,096
Koninklijke Philips NV	3,113	95,220
Royal Dutch Shell PLC Class A	1,414	39,181
Royal Dutch Shell PLC Class B	10,893	316,847
Wolters Kluwer NV	3,329	120,858

		1,031,723

NORWAY — 0.3%
DNB ASA	4,132	61,636
Norsk Hydro ASA	12,704	60,954

Telenor ASA	3,384	50,715
Yara International ASA	705	27,847

		201,152

PERU — 0.0% (d)
Cia de Minas Buenaventura SAA ADR	293	3,305

PHILIPPINES — 0.0% (d)
PLDT, Inc. ADR	822	22,646

RUSSIA — 0.4%
Gazprom PJSC ADR (b)	738	3,756
Gazprom PJSC ADR (b)	8,043	40,617
Lukoil PJSC ADR	1,088	61,059
MMC Norilsk Nickel PJSC ADR	1,328	22,470
Mobile TeleSystems PJSC ADR	2,074	18,894
RusHydro PJSC ADR (b)	989	1,414
RusHydro PJSC ADR (b)	579	843
Sberbank of Russia PJSC ADR	4,633	53,629
Surgutneftegas OJSC ADR	9,579	49,140
Tatneft PJSC ADR (b)	88	3,669
Tatneft PJSC ADR (b)	1,006	41,467

		296,958

SINGAPORE — 0.6%
Broadcom, Ltd.	851	150,432
CapitaLand, Ltd.	33,000	68,983
Singapore Exchange, Ltd.	22,000	109,033
Singapore Press Holdings, Ltd. (a)	22,000	53,755
Singapore Telecommunications, Ltd.	11,000	27,791

		409,994

SOUTH AFRICA — 0.6%
AngloGold Ashanti, Ltd. (c)	967	10,789
Discovery, Ltd.	14,441	120,914
FirstRand, Ltd.	12,166	47,303
Gold Fields, Ltd.	2,342	7,465
Harmony Gold Mining Co., Ltd.	2,220	5,119
Impala Platinum Holdings, Ltd. (c)	1,504	4,701
Lonmin PLC (c)	13	23
MTN Group, Ltd.	4,492	41,445
Naspers, Ltd. Class N	716	105,454
Sanlam, Ltd.	11,264	51,810
Sasol, Ltd.	867	25,290
Sibanye Gold, Ltd.	987	1,832
Standard Bank Group, Ltd.	2,911	32,303

		454,448

SOUTH KOREA — 1.6%
Able C&C Co., Ltd.	3,259	55,855
Coreana Cosmetics Co., Ltd.	3,153	16,707
DIO Corp. (c)	1,516	49,642
E-MART, Inc.	27	4,091
Hana Financial Group, Inc.	376	9,728
Hyundai Heavy Industries Co., Ltd. (c)	40	4,819
Hyundai Mobis Co., Ltd.	131	28,634
Hyundai Motor Co.	292	35,297
Hyundai Steel Co.	163	7,693
JoyCity Corp. (c)	1,472	24,984
JW Holdings Corp.	3,789	27,858
JW Pharmaceutical Corp.	805	35,125
KB Financial Group, Inc.	708	25,089
KH Vatec Co., Ltd.	1,194	13,395
Kia Motors Corp.	300	9,749

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Korea Electric Power Corp. ADR (c)	908	$16,780
KT&G Corp.	264	22,077
LG Chem, Ltd. Preference Shares	399	59,298
LG Electronics, Inc.	129	5,511
LG Household & Health Care, Ltd.	41	29,092
Lotte Chemical Corp.	17	5,194
NAVER Corp.	74	47,483
NHN Entertainment Corp. (c)	33	1,374
POSCO ADR	1,243	65,320
Samsung C&T Corp.	125	12,988
Samsung Electronics Co., Ltd. GDR	421	314,487
Samsung Engineering Co., Ltd. (c)	355	3,027
Samsung Fire & Marine Insurance Co., Ltd.	71	15,784
Samsung Heavy Industries Co., Ltd. (c)	692	5,300
Samsung Securities Co., Ltd.	309	8,110
SeAH Steel Corp.	1,675	128,419
Shinhan Financial Group Co., Ltd.	708	26,525
SK Holdings Co., Ltd.	68	12,921
SK Hynix, Inc.	1,095	40,525
SK Innovation Co., Ltd.	68	8,248

		1,177,129

SPAIN — 1.0%
Acciona SA	1,450	106,950
Acerinox SA (a)	3,328	44,246
ACS Actividades de Construccion y Servicios SA	2,475	78,367
Amadeus IT Group SA Class A	1,106	50,360
Banco Bilbao Vizcaya Argentaria SA	9,715	65,724
Banco Santander SA	20,233	105,829
Iberdrola SA	8,392	55,180
Industria de Diseno Textil SA	2,205	75,423
Repsol SA	1,561	22,096
Telefonica SA	7,984	74,274

		678,449

SWEDEN — 1.0%
Assa Abloy AB Class B	3,755	69,895
Atlas Copco AB Class B	3,494	95,613
Nordea Bank AB	6,064	67,618
Sandvik AB	3,253	40,356
Securitas AB Class B	5,055	79,793
Skandinaviska Enskilda Banken AB Class A	7,649	80,451
Skanska AB Class B	3,318	78,562
SKF AB Class B	2,359	43,521
Svenska Handelsbanken AB Class A	3,102	43,229
Tele2 AB Class B (a)	2,320	18,655
Telefonaktiebolaget LM Ericsson Class B	6,191	36,459
Telia Co. AB	5,333	21,550
Volvo AB Class A	5,103	60,216

		735,918

SWITZERLAND — 2.9%
ABB, Ltd. (c)	4,610	97,430
Adecco Group AG	889	58,299
Cie Financiere Richemont SA	1,251	83,023
Credit Suisse Group AG (c)	3,131	45,008
Geberit AG	362	145,391
Givaudan SA	44	80,783
Glencore PLC (c)	6,056	20,754
Kuehne + Nagel International AG	427	56,550

LafargeHolcim, Ltd. (c)	852	44,974
Nestle SA	4,418	317,543
Novartis AG	3,009	219,380
Roche Holding AG	1,120	256,321
Santhera Pharmaceutical Holding AG (a) (c)	555	28,942
SGS SA	44	89,701
Swatch Group AG	132	41,132
Swiss Re AG	1,077	102,259
Syngenta AG	79	31,286
TE Connectivity, Ltd.	2,276	157,681
UBS Group AG (c)	6,261	98,256
Wolseley PLC	967	59,290
Zurich Insurance Group AG (c)	219	60,420

		2,094,423

TAIWAN — 1.3%
Advanced Semiconductor Engineering, Inc. ADR	13,159	66,321
AU Optronics Corp. ADR	22,378	79,218
Chunghwa Telecom Co., Ltd. ADR	2,998	94,587
Hon Hai Precision Industry Co., Ltd. GDR	23,634	120,061
Siliconware Precision Industries Co., Ltd. ADR	15,530	113,369
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,499	359,346
United Microelectronics Corp. ADR (a)	51,556	90,223

		923,125

THAILAND — 0.1%
Bangkok Bank PCL	12,100	54,569
PTT PCL (f)	2,200	22,854

		77,423

TURKEY — 0.2%
Akbank TAS	8,330	18,518
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	45,616	38,774
Turkiye Garanti Bankasi A/S	9,635	20,872
Turkiye Is Bankasi Class C	22,114	32,565

		110,729

UNITED KINGDOM — 5.7%
3i Group PLC	20,205	175,763
Anglo American PLC (c)	2,541	36,421
AstraZeneca PLC	2,013	110,377
BAE Systems PLC	10,157	74,236
Barclays PLC	27,261	75,269
BP PLC	22,187	139,709
British American Tobacco PLC	579	33,064
British Land Co. PLC REIT	7,283	56,650
BT Group PLC	23,699	107,442
Burberry Group PLC	1,804	33,370
Capita PLC	6,122	40,168
CNH Industrial NV	1,570	13,686
Cobham PLC	45,257	91,544
Compass Group PLC	5,142	95,369
CYBG PLC (a) (c)	858	2,995
Diageo PLC	3,098	80,772
G4S PLC	7,101	20,620
GlaxoSmithKline PLC	7,123	137,480
Hammerson PLC	11,717	82,959

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

HSBC Holdings PLC	27,885	$226,342
Imperial Brands PLC	1,142	49,989
Indivior PLC	869	3,181
InterContinental Hotels Group PLC	2,391	107,482
J Sainsbury PLC	8,396	25,864
Land Securities Group PLC REIT	5,023	66,163
Liberty Global PLC Class A (c)	1,142	34,934
Liberty Global PLC Series C (c)	2,035	60,439
Liberty Global PLC LiLAC Class C (c)	283	5,991
Lloyds Banking Group PLC	98,693	76,231
Marks & Spencer Group PLC	11,593	50,137
National Grid PLC	2,316	27,233
Next PLC	823	50,674
Old Mutual PLC	17,091	43,779
Pearson PLC	1,361	13,765
Pentair PLC	131	7,345
Prudential PLC	5,531	111,229
Randgold Resources, Ltd.	336	26,634
Reckitt Benckiser Group PLC	911	77,514
RELX NV	5,990	101,024
RELX PLC	3,548	63,525
Rio Tinto PLC	2,446	95,462
Rio Tinto, Ltd.	1,154	50,053
Rolls-Royce Holdings PLC (c)	3,603	29,740
RSA Insurance Group PLC	8,043	58,239
Sage Group PLC	19,375	156,812
Severn Trent PLC	2,848	78,195
Sky PLC	2,287	28,005
Smith & Nephew PLC	5,165	77,926
Smiths Group PLC	3,977	69,585
SSE PLC	2,003	38,437
Standard Chartered PLC (c)	5,567	45,648
Standard Life PLC	19,151	88,030
Tesco PLC (c)	13,466	34,418
Tullow Oil PLC (a) (c)	2,024	7,820
Unilever NV	2,271	93,694
Unilever PLC	1,744	70,952
United Utilities Group PLC	5,066	56,401
Vodafone Group PLC	41,550	102,605
Whitbread PLC	3,723	173,708
WPP PLC	3,922	88,007

		4,081,106

UNITED STATES — 53.5%
3M Co.	1,142	203,927
Abbott Laboratories	2,276	87,421
AbbVie, Inc.	1,120	70,134
Accenture PLC Class A	1,142	133,762
Adient PLC (c)	13	762
Adobe Systems, Inc. (c)	2,862	294,643
AdvanSix, Inc. (c)	82	1,815
Aetna, Inc.	1,722	213,545
Aflac, Inc.	2,276	158,410
Agilent Technologies, Inc.	2,276	103,695
AGNC Investment Corp. REIT	1,142	20,704
Alexion Pharmaceuticals, Inc. (c)	866	105,955
Allegion PLC	372	23,808
Allergan PLC (c)	424	89,044
Allstate Corp.	2,276	168,697
Alphabet, Inc. Class A (c)	557	441,395
Alphabet, Inc. Class C (c)	557	429,904

Altria Group, Inc.	2,276	153,903
Amazon.com, Inc. (c)	736	551,904
American Electric Power Co., Inc.	2,276	143,297
American Express Co.	2,276	168,606
American Tower Corp. REIT	1,142	120,687
Amgen, Inc.	1,947	284,671
Anadarko Petroleum Corp.	1,142	79,632
Annaly Capital Management, Inc.	2,276	22,692
Anthem, Inc. (a)	1,142	164,185
Apache Corp.	1,142	72,483
Apple, Inc.	7,991	925,518
Applied Materials, Inc.	7,969	257,160
Archer-Daniels-Midland Co.	3,417	155,986
AT&T, Inc.	10,129	430,786
Automatic Data Processing, Inc.	1,142	117,375
Baker Hughes, Inc.	1,727	112,203
Bank of America Corp.	19,382	428,342
Bank of New York Mellon Corp.	3,417	161,897
Baxter International, Inc.	2,227	98,745
Becton Dickinson and Co.	1,142	189,058
Bed Bath & Beyond, Inc. (a)	1,142	46,411
Berkshire Hathaway, Inc. Class B (c)	1,142	186,123
Biogen, Inc. (c)	699	198,222
Boeing Co.	1,142	177,787
Bristol-Myers Squibb Co.	3,417	199,690
C.H. Robinson Worldwide, Inc.	1,142	83,663
California Resources Corp. (c)	69	1,469
Capital One Financial Corp.	1,142	99,628
Carnival Corp.	1,142	59,453
Caterpillar, Inc. (a)	1,142	105,909
CBS Corp. Class B (a)	2,265	144,099
CDK Global, Inc.	376	22,443
Celgene Corp. (c)	2,282	264,142
CenturyLink, Inc. (a)	2,276	54,123
Charles Schwab Corp.	5,698	224,900
Charter Communications, Inc. Class A (c)	486	139,929
Chemours Co.	388	8,571
Chesapeake Energy Corp. (a) (c)	3,417	23,987
Chevron Corp.	2,862	336,857
Chubb, Ltd.	1,830	241,780
Church & Dwight Co., Inc. (a)	3,443	152,146
Cisco Systems, Inc.	11,385	344,055
Citigroup, Inc.	5,698	338,632
Citrix Systems, Inc. (c)	1,142	101,992
Clorox Co.	1,142	137,063
Coach, Inc. (a)	1,142	39,993
Coca-Cola Co.	4,565	189,265
Cognizant Technology Solutions Corp. Class A (c)	2,282	127,860
Colgate-Palmolive Co.	2,276	148,941
Comcast Corp. Class A	2,939	202,938
CommerceHub, Inc. Series A (c)	46	690
CommerceHub, Inc. Series C (c)	96	1,443
Conagra Brands, Inc.	2,276	90,016
ConocoPhillips	2,276	114,119
Corning, Inc.	4,565	110,793
Costco Wholesale Corp.	1,142	182,846
Coty, Inc. Class A	605	11,078
CST Brands, Inc.	121	5,826
CSX Corp.	4,565	164,020

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Cummins, Inc.	1,142	$156,077
CVS Health Corp.	2,276	179,599
Danaher Corp.	2,276	177,164
Deere & Co. (a)	1,142	117,672
Dell Technologies, Inc. Class V (c)	509	27,980
Devon Energy Corp.	1,142	52,155
Discover Financial Services	2,276	164,077
Dollar Tree, Inc. (c)	1,537	118,626
Dow Chemical Co. (a)	3,417	195,521
Duke Energy Corp.	1,240	96,249
E.I. du Pont de Nemours & Co.	2,276	167,058
Eaton Corp. PLC	2,276	152,697
eBay, Inc. (c)	3,417	101,451
Ecolab, Inc.	1,142	133,865
Edison International	2,276	163,849
Eli Lilly & Co.	2,276	167,400
Emerson Electric Co.	2,276	126,887
EOG Resources, Inc.	2,282	230,710
Equity Residential REIT	1,142	73,499
Estee Lauder Cos., Inc. Class A	1,142	87,352
Exelon Corp.	2,276	80,775
Express Scripts Holding Co. (c)	1,592	109,514
Exxon Mobil Corp.	6,100	550,586
Facebook, Inc. Class A (c)	2,602	299,360
Fastenal Co.	1,142	53,651
FedEx Corp.	1,142	212,640
FirstEnergy Corp.	2,276	70,488
FMC Technologies, Inc. (c)	2,276	80,866
Ford Motor Co.	9,110	110,504
Fortive Corp.	1,138	61,031
Franklin Resources, Inc.	3,417	135,245
Freeport-McMoRan, Inc. (c)	2,276	30,020
General Dynamics Corp.	1,142	197,178
General Electric Co.	15,880	501,808
General Mills, Inc.	1,142	70,541
General Motors Co.	2,276	79,296
Gilead Sciences, Inc.	3,020	216,262
Goldman Sachs Group, Inc.	1,142	273,452
Halliburton Co.	2,276	123,109
Halyard Health, Inc. (c)	142	5,251
HCP, Inc. REIT	3,417	101,553
Hershey Co.	1,142	118,117
Hess Corp.	1,142	71,135
Hewlett Packard Enterprise Co.	4,565	105,634
Home Depot, Inc.	2,276	305,166
Honeywell International, Inc.	2,276	263,675
HP, Inc.	4,565	67,745
Illinois Tool Works, Inc.	1,722	210,876
Ingersoll-Rand PLC	2,276	170,791
Intel Corp.	9,110	330,420
International Business Machines Corp.	1,837	304,924
Intuit, Inc.	1,142	130,885
Iron Mountain, Inc. (a)	31	998
Iron Mountain, Inc. REIT	83	2,696
J.M. Smucker Co.	1,142	146,245
Johnson & Johnson	3,417	393,673
Johnson Controls International PLC	3,017	124,270
JPMorgan Chase & Co.	6,838	590,051
Juniper Networks, Inc.	2,276	64,320
Kellogg Co.	1,142	84,177

Keysight Technologies, Inc. (c)	1,140	41,690
Kimberly-Clark Corp.	1,142	130,325
Kinder Morgan, Inc.	3,288	68,094
Kohl’s Corp. (a)	1,142	56,392
Kraft Heinz Co. (a)	186	16,242
L Brands, Inc. (a)	1,722	113,376
Lamb Weston Holdings, Inc. (c)	758	28,690
Las Vegas Sands Corp.	1,142	60,994
Leidos Holdings, Inc.	287	14,677
Liberty Expedia Holdings, Inc. Class A (c)	192	7,617
Liberty Interactive Corp. QVC Group Class A (c)	2,276	45,474
Liberty TripAdvisor Holdings, Inc. Class A (c)	154	2,318
Liberty Ventures Series A (c)	288	10,619
Lockheed Martin Corp.	919	229,695
Lowe’s Cos., Inc.	3,417	243,017
LyondellBasell Industries NV Class A	1,142	97,961
Macy’s, Inc.	2,276	81,504
Mallinckrodt PLC (c)	142	7,074
Marathon Oil Corp.	3,417	59,148
Marathon Petroleum Corp.	2,283	114,949
Marsh & McLennan Cos., Inc.	2,276	153,835
Mattel, Inc.	4,565	125,766
McCormick & Co., Inc.	2,448	228,472
McDonald’s Corp.	1,142	139,004
McKesson Corp.	866	121,630
Mead Johnson Nutrition Co.	1,142	80,808
Medtronic PLC	4,722	336,348
Merck & Co., Inc.	4,565	268,742
MetLife, Inc.	3,417	184,142
Microsoft Corp.	12,532	778,739
Mondelez International, Inc. Class A	1,142	50,625
Monsanto Co.	1,142	120,150
Morgan Stanley	3,417	144,368
Mosaic Co. (a)	1,142	33,495
National Oilwell Varco, Inc. (a)	1,142	42,756
NetApp, Inc.	1,142	40,278
Newmont Mining Corp.	1,142	38,908
News Corp. Class A	694	7,953
NextEra Energy, Inc.	1,142	136,423
NIKE, Inc. Class B	3,813	193,815
Noble Corp. PLC	2,276	13,474
Noble Energy, Inc.	2,276	86,625
Norfolk Southern Corp.	1,142	123,416
Northrop Grumman Corp.	1,038	241,418
NOW, Inc. (c)	284	5,813
O’Reilly Automotive, Inc. (c)	657	182,915
Occidental Petroleum Corp.	2,276	162,120
Oracle Corp.	7,969	306,408
Outfront Media, Inc.	3	75
Parker-Hannifin Corp.	1,142	159,880
PayPal Holdings, Inc. (c)	3,417	134,869
PepsiCo, Inc.	2,276	238,138
Perrigo Co. PLC.	19	1,581
Pfizer, Inc.	11,252	365,465
PG&E Corp.	1,142	69,399
Philip Morris International, Inc.	2,276	208,231
Phillips 66	557	48,130
Pioneer Natural Resources Co.	1,142	205,640

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

PNC Financial Services Group, Inc.	1,142	$133,568
PPL Corp.	3,417	116,349
Praxair, Inc.	1,142	133,831
Procter & Gamble Co.	2,121	178,334
Prologis, Inc. REIT	3,417	180,383
Prudential Financial, Inc.	2,276	236,841
Public Service Enterprise Group, Inc.	2,276	99,871
Public Storage REIT	957	213,890
QUALCOMM, Inc.	3,417	222,788
Quality Care Properties, Inc. REIT (c)	683	10,587
Range Resources Corp.	1,142	39,239
Raytheon Co.	1,142	162,164
Retail Opportunity Investments Corp. REIT	9,371	198,009
Ross Stores, Inc.	2,283	149,765
salesforce.com, Inc. (c)	2,353	161,086
Schlumberger, Ltd.	3,351	281,316
Seagate Technology PLC (a)	1,142	43,590
Shire PLC	657	38,026
Shire PLC ADR	84	14,312
Simon Property Group, Inc. REIT	1,142	202,899
Southern Co. (a)	1,142	56,175
Southwestern Energy Co. (c)	1,142	12,356
Spectra Energy Corp.	2,276	93,521
St. Jude Medical, Inc.	2,276	182,512
Starbucks Corp.	4,551	252,672
State Street Corp. (g)	1,142	88,756
Synchrony Financial	1,273	46,172
Sysco Corp.	2,276	126,022
Target Corp. (a)	1,142	82,487
Texas Instruments, Inc. (a)	3,417	249,339
Thermo Fisher Scientific, Inc.	1,907	269,078
Time Warner, Inc.	1,837	177,326
Time, Inc.	284	5,069
TJX Cos., Inc.	2,276	170,996
Transocean, Ltd. (c)	812	12,016
Travelers Cos., Inc.	1,142	139,804
Twenty-First Century Fox, Inc. Class A	5,698	159,772
Tyson Foods, Inc. Class A	3,640	224,515
Union Pacific Corp.	2,282	236,598
United Financial Bancorp, Inc.	9,545	173,337
United Parcel Service, Inc. Class B	1,142	130,919
United Technologies Corp.	1,142	125,186
UnitedHealth Group, Inc.	2,276	364,251
US Bancorp	3,417	175,531
Valero Energy Corp.	2,276	155,496
Vector Group, Ltd. (a)	7,158	162,773
Verizon Communications, Inc.	3,858	205,940
Viacom, Inc. Class B	1,142	40,084
Visa, Inc. Class A (a)	4,573	356,785
Wal-Mart Stores, Inc.	2,276	157,317
Walgreens Boots Alliance, Inc.	2,276	188,362
Walt Disney Co.	3,417	356,120
Washington Prime Group, Inc. REIT	567	5,902
Waste Management, Inc.	2,276	161,391
Weatherford International PLC (a) (c)	5,698	28,433
Wells Fargo & Co.	9,110	502,052
Western Digital Corp.	1,414	96,081
Whole Foods Market, Inc.	2,276	70,010
Williams Cos., Inc.	3,417	106,405

Yahoo!, Inc. (c)	3,417	132,135
Yum China Holdings, Inc. (c)	1,142	29,829
Yum! Brands, Inc.	1,142	72,323
Zoetis, Inc.	131	7,012

		38,223,887

TOTAL COMMON STOCKS (Cost $70,500,206)		71,160,366

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Repsol SA (expiring 1/6/17) (c) (Cost $545)	1,561	580

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (h) (i)	115,660	115,660
State Street Navigator Securities Lending Government Money Market Portfolio (i) (j)	685,555	685,555

TOTAL SHORT-TERM INVESTMENTS (Cost $801,215)		801,215

TOTAL INVESTMENTS — 100.8%
(Cost $71,301,966)		71,962,161
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(553,017)

NET ASSETS — 100.0%		$71,409,144

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of December 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $24,285 representing 0.0% of net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2016.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,776,821	$—	$—	$1,776,821
Austria	54,795	—	—	54,795
Belgium	244,194	—	—	244,194
Brazil	406,616	—	—	406,616
Canada	2,329,586	—	—	2,329,586
Chile	21,778	—	—	21,778
China	2,039,941	—	—	2,039,941
Colombia	8,730	—	—	8,730
Denmark	420,204	—	—	420,204
Finland	265,772	—	—	265,772
France	2,202,813	—	—	2,202,813
Germany	2,048,798	—	—	2,048,798
Hong Kong	917,791	—	—	917,791
Hungary	61,274	—	—	61,274
India	472,522	—	—	472,522
Indonesia	321,176	—	—	321,176
Ireland	226,475	—	—	226,475
Israel	235,876	—	—	235,876
Italy	429,099	1,431	—	430,530
Japan	5,847,204	—	—	5,847,204
Luxembourg	27,906	—	—	27,906
Mexico	277,149	—	—	277,149
Netherlands	1,031,723	—	—	1,031,723
Norway	201,152	—	—	201,152
Peru	3,305	—	—	3,305
Philippines	22,646	—	—	22,646
Russia	296,958	—	—	296,958
Singapore	409,994	—	—	409,994
South Africa	454,448	—	—	454,448
South Korea	1,177,129	—	—	1,177,129
Spain	678,449	—	—	678,449
Sweden	735,918	—	—	735,918
Switzerland	2,094,423	—	—	2,094,423
Taiwan	923,125	—	—	923,125
Thailand	54,569	22,854	—	77,423
Turkey	110,729	—	—	110,729
United Kingdom	4,081,106	—	—	4,081,106
United States	38,223,887	—	—	38,223,887
Rights
Spain	580	—	—	580
Short-Term Investments	801,215	—	—	801,215

TOTAL INVESTMENTS	$71,937,876	$24,285	$—	$71,962,161

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Corp.	1,037	$72,206	105	—	1,142	$88,756	$434
State Street Institutional Liquid Reserves Fund, Premier Class	268,592	268,592	8,422	277,014	—	—	10
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,169,783	4,054,123	115,660	115,660	314
State Street Navigator Securities Lending Government Money Market Portfolio *	2,141,243	2,141,243	65,129,239	66,584,927	685,555	685,555	3,829

TOTAL		$2,482,041				$889,971	$4,587

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ARGENTINA — 0.0% (a)
MercadoLibre, Inc.	132	$20,610

AUSTRALIA — 2.3%
Amcor, Ltd.	4,244	45,943
AMP, Ltd.	12,549	45,797
APA Group	22,822	141,623
Aristocrat Leisure, Ltd.	1,461	16,398
Aurizon Holdings, Ltd.	2,081	7,610
Australia & New Zealand Banking Group, Ltd.	10,407	229,236
Brambles, Ltd.	6,089	54,672
Caltex Australia, Ltd.	5,267	116,169
Challenger, Ltd.	1,826	14,862
Coca-Cola Amatil, Ltd.	2,727	19,983
Cochlear, Ltd.	136	12,068
Commonwealth Bank of Australia	5,971	356,308
Computershare, Ltd.	1,241	11,197
Crown Resorts, Ltd.	1,018	8,536
CSL, Ltd.	1,321	96,046
Dexus Property Group REIT	3,575	24,903
Domino’s Pizza Enterprises, Ltd.	250	11,765
DUET Group	8,495	16,854
Fortescue Metals Group, Ltd.	18,272	77,929
Goodman Group	8,221	42,444
GPT Group	5,886	21,438
Harvey Norman Holdings, Ltd.	2,601	9,681
Insurance Australia Group, Ltd.	5,092	22,086
LendLease Group	2,334	24,708
Macquarie Group, Ltd.	1,207	76,142
Medibank Pvt, Ltd.	10,237	20,904
Mirvac Group REIT	13,939	21,499
National Australia Bank, Ltd.	9,565	212,421
Newcrest Mining, Ltd.	2,536	37,185
Oil Search, Ltd.	9,921	51,508
QBE Insurance Group, Ltd.	5,010	45,056
Ramsay Health Care, Ltd.	452	22,354
Scentre Group REIT	25,230	84,768
SEEK, Ltd.	1,309	14,104
Sonic Healthcare, Ltd.	1,043	16,162
Stockland REIT	10,559	35,018
Suncorp Group, Ltd.	4,118	40,314
Sydney Airport	12,894	55,926
Tabcorp Holdings, Ltd.	1,181	4,113
Tatts Group, Ltd.	7,378	23,934
Telstra Corp., Ltd.	20,544	75,867
Transurban Group Stapled Security	16,346	122,149
Treasury Wine Estates, Ltd.	3,569	27,600
Vicinity Centres REIT	5,180	11,215
Vocus Communications, Ltd.	7,152	20,042
Wesfarmers, Ltd.	3,601	109,879
Westfield Corp.	8,119	55,145
Westpac Banking Corp.	11,728	276,847
Woolworths, Ltd.	3,010	52,527

		2,940,935

AUSTRIA — 0.1%
ANDRITZ AG	170	8,552
Erste Group Bank AG (b)	1,383	40,589
Raiffeisen Bank International AG (b)	1,020	18,698

		67,839

BELGIUM — 0.4%
Ageas.	1,441	57,163
Anheuser-Busch InBev SA	2,738	290,379
Colruyt SA	272	13,485
KBC Group NV	734	45,546
Proximus SADP	442	12,755
UCB SA	340	21,843
Umicore SA	597	34,098

		475,269

BERMUDA — 0.0% (a)
Marvell Technology Group, Ltd.	1,918	26,603

BRAZIL — 0.8%
AES Tiete Energia SA	8,634	37,139
Ambev SA	17,259	86,966
Banco Bradesco SA	1,100	9,848
Banco Bradesco SA Preference Shares	10,867	96,827
Banco do Brasil SA	3,363	29,025
Banco Santander Brasil SA	900	8,166
BB Seguridade Participacoes SA	1,287	11,191
BM&FBovespa SA	5,044	25,571
BRF SA	1,687	25,009
CCR SA	3,852	18,889
Cielo SA	1,852	15,870
Cosan SA Industria e Comercio	8,171	95,776
Embraer SA	1,287	6,327
Equatorial Energia SA	2,402	40,148
Itau Unibanco Holding SA Preference Shares	10,182	105,896
Klabin SA	1,313	7,149
Kroton Educacional SA	3,852	15,776
Raia Drogasil SA	500	9,400
Telefonica Brasil SA Preference Shares	2,184	29,579
Tim Participacoes SA	1,607	3,866
Ultrapar Participacoes SA	10,960	230,501
Vale SA	4,844	38,220
Vale SA Preference Shares	8,380	60,094

		1,007,233

CANADA — 3.7%
Agnico Eagle Mines, Ltd.	1,815	76,400
Alimentation Couche-Tard, Inc. Class B	1,423	64,600
AltaGas, Ltd.	4,410	111,479
Bank of Montreal	1,687	121,482
Bank of Nova Scotia	3,671	204,649
Barrick Gold Corp.	3,668	58,779
BCE, Inc.	573	24,795
BlackBerry, Ltd. (b)	1,037	7,145
Bombardier, Inc. Class B (b)	3,362	5,415
Brookfield Asset Management, Inc. Class A	2,527	83,477
CAE, Inc.	784	10,979
Cameco Corp.	15,012	157,167
Canadian Imperial Bank of Commerce	833	68,054
Canadian National Railway Co.	2,316	156,052
Canadian Pacific Railway, Ltd.	327	46,710
Canadian Tire Corp., Ltd. Class A	260	27,001
CCL Industries, Inc. Class B	285	56,063
CGI Group, Inc. Class A (b)	524	25,179
Constellation Software, Inc.	55	25,023

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Dollarama, Inc.	260	$19,074
Eldorado Gold Corp. (b)	5,044	16,249
Enbridge, Inc.	7,543	317,795
Fairfax Financial Holdings, Ltd.	32	15,474
Finning International, Inc.	916	17,957
First Quantum Minerals, Ltd.	5,398	53,737
Franco-Nevada Corp.	1,423	85,186
Goldcorp, Inc.	4,110	56,024
Great-West Lifeco, Inc.	524	13,742
Hydro One, Ltd. (c)	7,950	139,787
Inter Pipeline, Ltd.	12,079	266,971
Keyera Corp.	2,994	90,330
Kinross Gold Corp. (b)	4,060	12,685
Loblaw Cos., Ltd.	825	43,580
Magna International, Inc.	782	33,996
Manulife Financial Corp.	7,008	124,948
National Bank of Canada	524	21,307
Open Text Corp.	260	16,076
Pembina Pipeline Corp.	8,712	272,589
Power Corp. of Canada	1,048	23,483
PrairieSky Royalty, Ltd.	11,777	280,495
Restaurant Brands International, Inc.	760	36,242
Rogers Communications, Inc. Class B	1,163	44,914
Royal Bank of Canada	4,572	309,800
Saputo, Inc.	524	18,564
Shaw Communications, Inc. Class B	1,308	26,276
Silver Wheaton Corp.	4,603	89,036
SNC-Lavalin Group, Inc.	798	34,388
Sun Life Financial, Inc.	1,687	64,848
Toronto-Dominion Bank	5,617	277,363
TransCanada Corp.	6,042	272,758
Veresen, Inc.	11,578	113,186
Vermilion Energy, Inc.	1,790	75,402
Waste Connectins, Inc.	451	35,444
Yamana Gold, Inc.	2,638	7,416

		4,657,571

CHILE — 0.2%
Aguas Andinas SA Class A	177,617	92,478
Antofagasta PLC	14,157	118,078
Cencosud SA	9,166	25,727
Cia Cervecerias Unidas SA	614	6,412
SACI Falabella	1,498	11,853
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	936	26,676

		281,224

CHINA — 2.6%
AAC Technologies Holdings, Inc.	1,500	13,630
Agricultural Bank of China, Ltd. Class H	98,000	40,195
Alibaba Group Holding, Ltd. ADR (b)	3,785	332,361
ANTA Sports Products, Ltd.	3,000	8,958
Baidu, Inc. ADR (b)	913	150,106
Bank of China, Ltd. Class H	291,000	129,114
Bank of Communications Co., Ltd. Class H	45,000	32,561
Beijing Capital International Airport Co., Ltd. Class H	22,000	22,246
Beijing Enterprises Water Group, Ltd.	68,000	45,256
Belle International Holdings, Ltd.	17,000	9,560

Brilliance China Automotive Holdings, Ltd.	22,000	30,305
Byd Co., Ltd. Class H	2,000	10,538
CGN Power Co., Ltd. Class H (c)	335,000	92,034
China Cinda Asset Management Co., Ltd. Class H	54,000	19,571
China CITIC Bank Corp., Ltd. Class H	29,000	18,440
China Communications Construction Co., Ltd. Class H	2,000	2,301
China Conch Venture Holdings, Ltd.	7,500	13,349
China Construction Bank Corp. Class H	292,000	224,843
China Everbright Bank Co., Ltd. Class H	17,000	7,740
China Galaxy Securities Co., Ltd. Class H	14,500	13,073
China Life Insurance Co., Ltd. Class H	34,000	88,583
China Merchants Bank Co., Ltd. Class H	15,000	35,173
China Merchants Port Holdings Co., Ltd.	12,220	30,325
China Minsheng Banking Corp., Ltd. Class H	15,500	16,573
China Mobile, Ltd.	19,500	206,742
China Oilfield Services, Ltd. Class H	34,000	31,574
China Overseas Land & Investment, Ltd.	12,000	31,806
China Pacific Insurance Group Co., Ltd. Class H	6,800	23,725
China Railway Group, Ltd. Class H	16,000	13,166
China Resources Gas Group, Ltd.	4,000	11,247
China Resources Land, Ltd.	8,000	17,995
China State Construction International Holdings, Ltd.	8,000	11,969
China Taiping Insurance Holdings Co., Ltd. (b)	6,000	12,382
China Telecom Corp., Ltd. Class H	68,000	31,399
China Unicom Hong Kong, Ltd.	22,000	25,623
China Vanke Co., Ltd. Class H	6,696	15,287
Chongqing Changan Automobile Co., Ltd. Class B	2,400	3,433
CITIC Securities Co., Ltd. Class H	8,500	17,278
CITIC, Ltd.	3,000	4,295
COSCO SHIPPING Ports, Ltd.	12,689	12,749
Country Garden Holdings Co., Ltd.	17,000	9,516
CRRC Corp., Ltd. Class H	19,000	17,056
Ctrip.com International, Ltd. ADR (b)	1,163	46,520
Dongfeng Motor Group Co., Ltd. Class H	12,000	11,717
Geely Automobile Holdings, Ltd.	15,000	14,336
GF Securities Co., Ltd. Class H	6,000	12,521
Great Wall Motor Co., Ltd. Class H	25,500	23,812
Guangdong Investment, Ltd.	58,000	76,604
Guangzhou Automobile Group Co., Ltd. Class H	12,000	14,518
Haitian International Holdings, Ltd.	4,000	7,852
Haitong Securities Co., Ltd. Class H	13,200	22,644
Hengan International Group Co., Ltd.	2,000	14,691
Huaneng Renewables Corp., Ltd. Class H	114,000	37,053
Huatai Securities Co., Ltd. Class H (c)	6,500	12,408
Industrial & Commercial Bank of China, Ltd. Class H	266,000	159,535
JD.com, Inc. ADR (b)	2,405	61,183
Jiangsu Expressway Co., Ltd. Class H	24,000	30,336
Lenovo Group, Ltd.	34,000	20,611
NetEase, Inc. ADR	271	58,357
New Oriental Education & Technology Group, Inc. ADR (b)	405	17,051

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

PICC Property & Casualty Co., Ltd. Class H	12,000	$18,697
Ping An Insurance Group Co. of China, Ltd. Class H	17,000	85,075
Shanghai Electric Group Co., Ltd. Class H (b)	44,000	19,693
SINA Corp. (b)	164	9,970
Sinopec Engineering Group Co., Ltd. Class H	8,500	7,093
Sinopharm Group Co., Ltd. Class H	800	3,297
Sinotrans, Ltd. Class H	40,000	17,851
Sunny Optical Technology Group Co., Ltd.	1,000	4,379
TAL Education Group ADR (b)	171	11,996
Tencent Holdings, Ltd.	18,784	459,597
Vipshop Holdings, Ltd. ADR (b)	1,407	15,491
Want Want China Holdings, Ltd.	17,000	10,898
Yangzijiang Shipbuilding Holdings, Ltd.	34,000	19,181
Zhejiang Expressway Co., Ltd. Class H	24,000	22,907
Zhuzhou CRRC Times Electric Co., Ltd.	2,000	10,151

		3,242,102

COLOMBIA — 0.2%
Bancolombia SA Preference Shares	4,455	40,335
Grupo Aval Acciones y Valores SA Preference Shares	34,988	14,161
Grupo de Inversiones Suramericana SA	3,539	45,033
Grupo de Inversiones Suramericana SA Preference Shares	2,263	27,892
Interconexion Electrica SA ESP	26,273	87,343

		214,764

CZECH REPUBLIC — 0.0% (a)
Komercni banka A/S	477	16,478

DENMARK — 0.5%
Carlsberg A/S Class B	324	28,013
Chr Hansen Holding A/S	1,094	60,694
Coloplast A/S Class B	374	25,269
Danske Bank A/S	2,349	71,374
Genmab A/S (b)	153	25,458
ISS A/S	513	17,348
Novo Nordisk A/S Class B	6,954	251,248
Novozymes A/S Class B	1,759	60,758
Pandora A/S	425	55,706
TDC A/S (b)	3,362	17,293
Vestas Wind Systems A/S	884	57,558

		670,719

FINLAND — 0.3%
Kone Oyj Class B	1,747	78,442
Metso Oyj	561	16,036
Neste Oyj	2,627	101,135
Nokia Oyj (d)	2,449	11,794
Nokia Oyj (d)	21,883	105,896
Nokian Renkaat Oyj	493	18,418
Sampo Oyj Class A	1,689	75,873
Wartsila Oyj Abp	723	32,547

		440,141

FRANCE — 3.2%
Aeroports de Paris	579	62,169
Airbus Group SE	2,401	159,139
Alstom SA (b)	642	17,724
Atos SE	332	35,105
AXA SA	9,199	232,718
BNP Paribas SA	4,343	277,366
Bollore SA (b)	85	293
Bollore SA	19,922	70,393
Bureau Veritas SA	867	16,835
Cap Gemini SA	527	44,552
Christian Dior SE	221	46,445
CNP Assurances	1,747	32,431
Credit Agricole SA	7,939	98,642
Danone SA	2,392	151,882
Dassault Systemes SE	291	22,219
Edenred	1,794	35,640
Essilor International SA	744	84,241
Eutelsat Communications SA	1,018	19,751
Fonciere Des Regions	70	6,124
Gecina SA REIT	170	23,570
Groupe Eurotunnel SE	3,096	29,500
Hermes International	89	36,610
Iliad SA	68	13,100
Ingenico Group SA	191	15,284
Kering	293	65,919
Klepierre REIT	883	34,781
L’Oreal SA	1,122	205,207
Lagardere SCA	340	9,466
Legrand SA	1,018	57,928
LVMH Moet Hennessy Louis Vuitton SE	1,003	191,906
Natixis SA	5,902	33,367
Orange SA	8,254	125,670
Pernod Ricard SA	970	105,329
Peugeot SA (b)	2,778	45,402
Publicis Groupe SA	713	49,296
Remy Cointreau SA	155	13,246
Renault SA	918	81,828
Rexel SA	2,366	39,018
Safran SA	1,343	96,919
Sanofi	4,287	347,720
Schneider Electric SE	2,622	182,831
SCOR SE	776	26,871
SFR Group SA (b)	558	15,791
Societe BIC SA	102	13,894
Societe Generale SA	3,345	164,923
Sodexo SA	358	41,234
Technip SA	1,354	96,841
Thales SA	437	42,465
Unibail-Rodamco SE	391	93,513
Valeo SA	673	38,765
Vinci SA	1,647	112,395
Vivendi SA	5,191	98,855
Zodiac Aerospace	1,105	25,425

		3,988,538

GERMANY — 2.9%
adidas AG	708	112,126
Allianz SE	1,965	325,396
BASF SE	2,355	219,356

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Bayer AG	2,484	$259,721
Bayerische Motoren Werke AG	1,636	153,144
Bayerische Motoren Werke AG Preference Shares	446	34,199
Beiersdorf AG	337	28,649
Brenntag AG	850	47,337
Commerzbank AG	6,619	50,587
Continental AG	272	52,702
Daimler AG	4,184	312,093
Deutsche Bank AG (b)	6,119	111,332
Deutsche Boerse AG (b)	607	49,644
Deutsche Post AG	2,078	68,460
Deutsche Telekom AG	10,780	185,960
Deutsche Wohnen AG	1,265	39,814
Fraport AG Frankfurt Airport Services Worldwide	476	28,201
Fresenius Medical Care AG & Co. KGaA	628	53,289
Fresenius SE & Co. KGaA	1,467	114,904
GEA Group AG	595	23,992
Hannover Rueck SE	219	23,746
Henkel AG & Co. KGaA	474	49,485
Henkel AG & Co. KGaA Preference Shares	717	85,646
HUGO BOSS AG	119	7,296
Infineon Technologies AG	3,506	61,053
Merck KGaA	510	53,335
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	747	141,546
ProSiebenSat.1 Media SE	645	24,906
SAP SE	3,509	306,490
Siemens AG	3,092	380,918
Symrise AG	1,418	86,493
Telefonica Deutschland Holding AG	10,156	43,598
Volkswagen AG Preference Shares	733	103,097
Vonovia SE	1,974	64,347
Zalando SE (b) (c)	319	12,210

		3,715,072

GREECE — 0.0% (a)
Alpha Bank AE (b)	2,943	5,898
Eurobank Ergasias SA (b)	259	176
FF Group (b)	208	4,219
Hellenic Telecommunications Organization SA	601	5,661
JUMBO SA	536	8,514
National Bank of Greece SA (b)	238	62
OPAP SA	575	5,094
Piraeus Bank SA (b)	45	10

		29,634

HONG KONG — 1.1%
AIA Group, Ltd.	38,000	214,429
BOC Hong Kong Holdings, Ltd.	8,500	30,423
Cheung Kong Infrastructure Holdings, Ltd.	8,000	63,664
Cheung Kong Property Holdings, Ltd.	9,459	58,012
China Gas Holdings, Ltd.	8,000	10,855
CK Hutchison Holdings, Ltd.	11,000	124,711
Galaxy Entertainment Group, Ltd.	11,000	47,955
GCL-Poly Energy Holdings, Ltd. (b)	34,000	4,078

Hanergy Thin Film Power Group, Ltd. (b) (e)	24,000	—
Hang Lung Properties, Ltd.	11,000	23,325
Henderson Land Development Co., Ltd.	3,300	17,557
Hong Kong & China Gas Co., Ltd.	103,200	182,889
Hong Kong Exchanges & Clearing, Ltd.	3,493	82,537
Hongkong Land Holdings, Ltd.	3,800	24,054
Jardine Matheson Holdings, Ltd.	400	22,100
Li & Fung, Ltd.	34,000	14,954
Link REIT	7,000	45,504
Melco Crown Entertainment, Ltd.	709	11,273
MTR Corp., Ltd.	7,880	38,317
New World Development Co., Ltd.	36,796	38,917
Power Assets Holdings, Ltd.	16,500	145,460
Sands China, Ltd.	11,200	48,682
Sino Land Co., Ltd.	6,000	8,992
Sun Art Retail Group, Ltd.	8,500	7,455
Sun Hung Kai Properties, Ltd.	6,000	75,840
Swire Properties, Ltd.	6,800	18,769
Wharf Holdings, Ltd.	5,000	33,245
Wheelock & Co., Ltd.	2,000	11,260

		1,405,257

INDIA — 0.9%
Adani Ports & Special Economic Zone, Ltd.	8,782	34,736
Asian Paints, Ltd.	3,802	49,916
Axis Bank, Ltd.	4,683	31,046
Bharat Petroleum Corp., Ltd.	14,979	140,256
Bharti Airtel, Ltd.	4,501	20,270
Bharti Infratel, Ltd.	3,012	15,242
Cairn India, Ltd.	23,337	83,263
Eicher Motors, Ltd.	52	16,705
HCL Technologies, Ltd.	1,974	24,081
Hindustan Petroleum Corp., Ltd.	15,399	100,126
Hindustan Unilever, Ltd.	1,669	20,321
Housing Development Finance Corp., Ltd.	3,585	66,692
ICICI Bank, Ltd. ADR	1,878	14,066
Infosys, Ltd. ADR	6,614	98,086
ITC, Ltd.	12,822	45,653
Larsen & Toubro, Ltd. GDR	1,332	26,507
Lupin, Ltd.	329	7,208
Mahindra & Mahindra, Ltd. GDR	1,119	19,694
Maruti Suzuki India, Ltd.	421	32,997
Power Finance Corp., Ltd.	4,887	8,781
Reliance Industries, Ltd.	3,014	48,068
State Bank of India GDR	620	22,785
Sun Pharmaceutical Industries, Ltd.	2,792	25,917
Tata Consultancy Services, Ltd.	1,849	64,445
Tata Motors, Ltd.	2,474	10,903
Tata Motors, Ltd.	2,808	19,528
Tata Motors, Ltd. ADR	830	28,544
Wipro, Ltd. ADR	1,602	15,507

		1,091,343

INDONESIA — 0.3%
Astra International Tbk PT	91,800	56,385
Bank Central Asia Tbk PT	13,700	15,762
Bank Mandiri Persero Tbk PT	34,000	29,211
Bank Rakyat Indonesia Persero Tbk PT	34,000	29,464
Charoen Pokphand Indonesia Tbk PT	25,500	5,849

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Gudang Garam Tbk PT	4,700	$22,292
Hanjaya Mandala Sampoerna Tbk PT	81,700	23,226
Indofood CBP Sukses Makmur Tbk PT	15,600	9,929
Jasa Marga Persero Tbk PT	35,750	11,463
Perusahaan Gas Negara Persero Tbk	252,300	50,563
Telekomunikasi Indonesia Persero Tbk PT	204,400	60,383
Unilever Indonesia Tbk PT	8,500	24,479

		339,006

IRELAND — 0.2%
Bank of Ireland (b)	72,763	17,959
Experian PLC	4,417	85,907
Kerry Group PLC Class A	493	35,307
XL Group, Ltd.	1,687	62,858

		202,031

ISRAEL — 0.2%
Bank Leumi Le-Israel BM (b)	2,181	8,988
Bezeq The Israeli Telecommunication Corp., Ltd.	5,345	10,166
Check Point Software Technologies, Ltd. (b)	528	44,595
Frutarom Industries, Ltd.	654	33,493
Teva Pharmaceutical Industries, Ltd.	3,531	126,885

		224,127

ITALY — 0.6%
Assicurazioni Generali SpA	6,478	96,477
Atlantia SpA	3,522	82,692
Ferrari NV	395	23,040
Intesa Sanpaolo SpA	53,695	137,396
Leonardo-Finmeccanica SpA (b)	1,722	24,229
Luxottica Group SpA	842	45,382
Mediobanca SpA	2,469	20,195
Snam SpA	24,555	101,370
Telecom Italia RSP/Milano (b) (d)	53,590	38,832
Telecom Italia SpA/Milano (b) (d)	12,433	10,976
Terna Rete Elettrica Nazionale SpA	6,532	29,984
UniCredit SpA	22,993	66,305
UnipolSai SpA	12,011	25,717

		702,595

JAPAN — 7.7%
Aeon Co., Ltd.	2,900	41,175
Aisin Seiki Co., Ltd.	300	13,041
Alfresa Holdings Corp.	600	9,949
Alps Electric Co., Ltd.	500	12,115
Amada Holdings Co., Ltd.	1,700	19,021
Asahi Group Holdings, Ltd.	1,700	53,783
Asics Corp.	400	8,008
Astellas Pharma, Inc.	7,000	97,436
Bandai Namco Holdings, Inc.	400	11,060
Bank of Kyoto, Ltd.	1,000	7,442
Bridgestone Corp.	1,600	57,808
Brother Industries, Ltd.	500	9,041
Canon, Inc.	4,800	135,603
Casio Computer Co., Ltd.	1,100	15,590
Central Japan Railway Co.	700	115,411
Chiba Bank, Ltd.	3,000	18,442
Chugai Pharmaceutical Co., Ltd.	600	17,259
Chugoku Bank, Ltd.	500	7,193

Concordia Financial Group, Ltd.	5,600	27,012
Credit Saison Co., Ltd.	500	8,904
Dai-ichi Life Holdings, Inc.	4,900	81,754
Daiichi Sankyo Co., Ltd.	1,700	34,857
Daikin Industries, Ltd.	800	73,631
Daito Trust Construction Co., Ltd.	200	30,145
Daiwa House Industry Co., Ltd.	2,000	54,803
Daiwa Securities Group, Inc.	11,000	67,932
DeNA Co., Ltd.	200	4,379
Denso Corp.	2,000	86,818
Dentsu, Inc.	1,200	56,587
East Japan Railway Co.	1,500	129,892
Eisai Co., Ltd.	1,100	63,264
FANUC Corp.	700	118,922
Fast Retailing Co., Ltd.	200	71,728
Fuji Heavy Industries, Ltd.	2,800	114,559
FUJIFILM Holdings Corp.	1,400	53,234
Fujitsu, Ltd.	5,000	27,843
Fukuoka Financial Group, Inc.	3,000	13,349
Hachijuni Bank, Ltd.	3,100	18,020
Hankyu Hanshin Holdings, Inc.	600	19,291
Hino Motors, Ltd.	1,700	17,345
Hiroshima Bank, Ltd.	2,000	9,363
Hitachi Chemical Co., Ltd.	400	10,024
Hitachi Construction Machinery Co., Ltd.	400	8,680
Hitachi Metals, Ltd.	3,700	50,249
Hitachi, Ltd.	14,000	75,861
Honda Motor Co., Ltd.	5,600	163,965
Hoshizaki Corp.	200	15,861
Hoya Corp.	1,400	58,948
IHI Corp. (b)	5,000	13,032
Iida Group Holdings Co., Ltd.	600	11,405
Isetan Mitsukoshi Holdings, Ltd.	1,900	20,526
Isuzu Motors, Ltd.	3,100	39,363
ITOCHU Corp.	8,000	106,452
Japan Airport Terminal Co., Ltd.	300	10,867
Japan Exchange Group, Inc.	1,600	22,909
Japan Post Bank Co., Ltd.	3,700	44,507
Japan Post Holdings Co., Ltd.	4,532	56,691
Japan Real Estate Investment Corp.	3	16,384
Japan Retail Fund Investment Corp. REIT	4	8,114
Japan Tobacco, Inc.	4,500	148,309
JGC Corp.	500	9,105
Kajima Corp.	2,000	13,872
Kamigumi Co., Ltd.	2,000	19,102
Kansai Paint Co., Ltd.	2,800	51,686
Kao Corp.	1,700	80,762
Kawasaki Heavy Industries, Ltd.	5,000	15,733
KDDI Corp.	6,600	167,469
Keikyu Corp.	2,000	23,235
Keio Corp.	2,000	16,479
Keisei Electric Railway Co., Ltd.	500	12,162
Keyence Corp.	200	137,523
Kikkoman Corp.	1,000	32,066
Kintetsu Group Holdings Co., Ltd.	2,000	7,648
Kirin Holdings Co., Ltd.	1,700	27,715
Koito Manufacturing Co., Ltd.	300	15,921
Komatsu, Ltd.	3,900	88,526
Kubota Corp.	4,500	64,374

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Kyocera Corp.	1,300	$64,780
Lawson, Inc.	500	35,195
LIXIL Group Corp.	400	9,102
M3, Inc.	500	12,625
Mabuchi Motor Co., Ltd.	200	10,460
Makita Corp.	400	26,853
Marubeni Corp.	13,900	78,989
Marui Group Co., Ltd.	500	7,318
Maruichi Steel Tube, Ltd.	400	13,049
Mazda Motor Corp.	1,700	27,868
Mebuki Financial Group, Inc.	6,200	23,017
Medipal Holdings Corp.	1,300	20,542
MEIJI Holdings Co., Ltd.	300	23,561
MISUMI Group, Inc.	1,200	19,795
Mitsubishi Corp.	5,600	119,552
Mitsubishi Electric Corp.	7,400	103,385
Mitsubishi Estate Co., Ltd.	5,000	99,777
Mitsubishi Heavy Industries, Ltd.	17,000	77,629
Mitsubishi Logistics Corp.	1,000	14,172
Mitsubishi Motors Corp.	1,700	9,707
Mitsubishi Tanabe Pharma Corp.	500	9,830
Mitsubishi UFJ Financial Group, Inc.	49,400	305,036
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,600	18,643
Mitsui & Co., Ltd.	8,800	121,247
Mitsui Fudosan Co., Ltd.	3,000	69,576
Mizuho Financial Group, Inc.	101,800	183,115
MS&AD Insurance Group Holdings, Inc.	2,200	68,357
Murata Manufacturing Co., Ltd.	700	93,926
Nabtesco Corp.	400	9,325
Nagoya Railroad Co., Ltd.	2,000	9,688
NEC Corp.	6,000	15,947
Nexon Co., Ltd.	600	8,714
NGK Spark Plug Co., Ltd.	600	13,365
Nidec Corp.	1,100	95,113
Nikon Corp.	100	1,558
Nintendo Co., Ltd.	400	84,160
Nippon Building Fund, Inc.	3	16,642
Nippon Paint Holdings Co., Ltd.	1,600	43,692
Nippon Telegraph & Telephone Corp.	2,300	96,863
Nissan Chemical Industries, Ltd.	1,100	36,829
Nissan Motor Co., Ltd.	10,200	102,800
Nitori Holdings Co., Ltd.	200	22,909
Nitto Denko Corp.	1,100	84,588
Nomura Holdings, Inc.	17,000	100,439
Nomura Real Estate Master Fund, Inc.	13	19,706
Nomura Research Institute, Ltd.	330	10,072
NTT Data Corp.	300	14,533
NTT DOCOMO, Inc.	5,300	121,009
Obayashi Corp.	2,100	20,111
Odakyu Electric Railway Co., Ltd.	1,400	27,764
Olympus Corp.	1,200	41,566
Omron Corp.	500	19,227
Ono Pharmaceutical Co., Ltd.	1,400	30,674
Oriental Land Co., Ltd.	1,100	62,302
ORIX Corp.	4,800	75,065
Otsuka Holdings Co., Ltd.	1,400	61,133
Panasonic Corp.	6,800	69,350
Rakuten, Inc. (b)	3,400	33,392
Recruit Holdings Co., Ltd.	1,500	60,316

Resona Holdings, Inc.	11,900	61,166
Ricoh Co., Ltd.	1,200	10,165
Ryohin Keikaku Co., Ltd.	100	19,642
Santen Pharmaceutical Co., Ltd.	1,200	14,713
SBI Holdings, Inc.	1,700	21,674
Secom Co., Ltd.	1,200	87,946
Sekisui House, Ltd.	3,400	56,713
Seven & i Holdings Co., Ltd.	2,300	87,812
Shimano, Inc.	200	31,449
Shimizu Corp.	2,000	18,331
Shin-Etsu Chemical Co., Ltd.	1,700	132,155
Shinsei Bank, Ltd.	6,000	10,083
Shionogi & Co., Ltd.	1,200	57,605
Shiseido Co., Ltd.	1,700	43,121
Shizuoka Bank, Ltd.	2,000	16,839
SMC Corp.	300	71,775
SoftBank Group Corp.	3,400	226,356
Sohgo Security Services Co., Ltd.	200	7,708
Sompo Holdings, Inc.	1,700	57,719
Sony Corp.	4,700	131,972
Sony Financial Holdings, Inc.	1,200	18,766
Sumitomo Corp.	8,800	103,780
Sumitomo Electric Industries, Ltd.	400	5,784
Sumitomo Heavy Industries, Ltd.	4,000	25,824
Sumitomo Metal Mining Co., Ltd.	5,000	64,603
Sumitomo Mitsui Financial Group, Inc.	5,500	210,314
Sumitomo Mitsui Trust Holdings, Inc.	1,700	60,969
Sumitomo Realty & Development Co., Ltd.	1,000	26,630
Suntory Beverage & Food, Ltd.	700	29,138
Suzuki Motor Corp.	1,700	59,963
Sysmex Corp.	300	17,413
T&D Holdings, Inc.	3,400	45,053
Taisei Corp.	3,000	21,040
Takeda Pharmaceutical Co., Ltd.	3,000	124,362
Terumo Corp.	1,100	40,695
Toho Gas Co., Ltd.	13,000	105,997
Tokio Marine Holdings, Inc.	3,000	123,359
Tokyo Electron, Ltd.	500	47,349
Tokyu Corp.	7,000	51,554
Tokyu Fudosan Holdings Corp.	1,700	10,057
Toshiba Corp. (b)	12,000	29,127
TOTO, Ltd.	300	11,896
Toyota Industries Corp.	1,200	57,307
Toyota Motor Corp.	9,800	577,909
Toyota Tsusho Corp.	1,700	44,382
Trend Micro, Inc. (b)	200	7,125
Tsuruha Holdings, Inc.	100	9,517
Unicharm Corp.	1,700	37,277
West Japan Railway Co.	200	12,300
Yahoo! Japan Corp.	5,100	19,633
Yakult Honsha Co., Ltd.	300	13,941
Yamaha Corp.	300	9,182
Yamaha Motor Co., Ltd.	600	13,241
Yamato Holdings Co., Ltd.	1,100	22,413
Yaskawa Electric Corp.	500	7,794

		9,805,130

JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	700	16,374

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

LUXEMBOURG — 0.1%
RTL Group SA (b)	170	$12,503
SES SA	1,540	33,989
Tenaris SA	1,148	20,548

		67,040

MACAU — 0.0% (a)
MGM China Holdings, Ltd.	6,800	14,103
Wynn Macau, Ltd.	6,800	10,823

		24,926

MALAYSIA — 0.3%
British American Tobacco Malaysia Bhd	900	8,948
CIMB Group Holdings Bhd	4,315	4,338
Gamuda Bhd	3,000	3,197
Genting Bhd	15,300	27,285
Genting Malaysia Bhd	8,900	9,086
IJM Corp. Bhd	15,600	11,128
IOI Properties Group Bhd	9,450	4,424
Malayan Banking Bhd	7,110	12,996
Petronas Chemicals Group Bhd	18,700	29,096
Petronas Dagangan Bhd	13,500	71,623
Petronas Gas Bhd	26,700	126,774
PPB Group Bhd	900	3,182
SapuraKencana Petroleum Bhd (b)	67,200	24,268
Westports Holdings Bhd	14,962	14,342

		350,687

MEXICO — 0.4%
America Movil SAB de CV Series L	96,972	61,333
Coca-Cola Femsa SAB de CV Series L	1,687	10,758
Fibra Uno Administracion SA de CV REIT	7,096	10,939
Fomento Economico Mexicano SAB de CV	6,730	51,507
Fresnillo PLC	1,965	29,646
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,687	13,960
Grupo Aeroportuario del Sureste SAB de CV Class B	1,704	24,704
Grupo Financiero Banorte SAB de CV Series O	3,062	15,205
Grupo Mexico SAB de CV Series B	51,843	142,004
Grupo Televisa SAB Series CPO	6,730	28,264
OHL Mexico SAB de CV	14,664	14,513
Promotora y Operadora de Infraestructura SABde CV	1,964	16,491
Wal-Mart de Mexico SAB de CV	23,537	42,329

		461,653

NETHERLANDS — 1.3%
ABN AMRO Group NV (c)	833	18,495
Aegon NV	10,277	56,670
AerCap Holdings NV (b)	882	36,700
Altice NV Class A (b)	1,214	24,111
Altice NV Class B (b)	646	12,898
ASML Holding NV	1,309	147,248
Gemalto NV	238	13,787
Heineken NV	647	48,629
ING Groep NV	14,609	206,016
Koninklijke Ahold Delhaize NV	3,336	70,479

Koninklijke KPN NV	10,916	32,399
Koninklijke Philips NV	4,140	126,633
Koninklijke Vopak NV	4,383	207,456
NN Group NV	1,606	54,536
NXP Semiconductors NV (b)	1,038	101,734
Randstad Holding NV	782	42,503
Royal Dutch Shell PLC Class A	10,144	281,085
Royal Dutch Shell PLC Class B	2,947	85,720
Steinhoff International Holdings NV	15,597	81,298
Wolters Kluwer NV	1,018	36,958

		1,685,355

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	2,201	9,592
Meridian Energy, Ltd.	39,647	71,879

		81,471

NORWAY — 0.2%
DNB ASA	4,427	66,037
Gjensidige Forsikring ASA	680	10,823
Marine Harvest ASA (b)	3,034	54,880
Orkla ASA	6,486	58,925
Schibsted ASA Class A	758	17,445
Schibsted ASA Class B	877	18,645
Telenor ASA	3,914	58,657

		285,412

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	260	2,933
Southern Copper Corp.	4,584	146,413

		149,346

PHILIPPINES — 0.1%
Aboitiz Power Corp.	76,500	64,170
Energy Development Corp.	64,500	6,682
International Container Terminal Services, Inc.	3,400	4,921
JG Summit Holdings, Inc.	6,710	9,131
PLDT, Inc.	425	11,670
SM Investments Corp.	700	9,223
SM Prime Holdings, Inc.	32,300	18,420
Universal Robina Corp.	2,040	6,709

		130,926

POLAND — 0.1%
Bank Pekao SA	1,113	33,542
Bank Zachodni WBK SA	136	10,296
Cyfrowy Polsat SA (b)	1,224	7,213
LPP SA	12	16,310
mBank SA (b)	68	5,461
Powszechna Kasa Oszczednosci Bank Polski SA (b)	4,444	29,958
Powszechny Zaklad Ubezpieczen SA	3,655	29,079

		131,859

PORTUGAL — 0.0% (a)
Jeronimo Martins SGPS SA	1,015	15,780

QATAR — 0.1%
Industries Qatar QSC	1,118	36,076
Qatar Gas Transport Co., Ltd.	18,269	115,843

		151,919

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

ROMANIA — 0.0% (a)
New Europe Property Investments PLC	1,388	$16,138
RUSSIA — 0.4%
Magnit PJSC GDR	1,985	87,638
Mobile TeleSystems PJSC ADR	5,044	45,951
Moscow Exchange MICEX-RTS PJSC (b)	20,497	41,989
PhosAgro PJSC GDR	2,591	39,513
Rostelecom PJSC ADR	5,668	46,817
Sberbank of Russia PJSC ADR	15,807	182,966
VTB Bank PJSC GDR	20,690	49,387

		494,261

SINGAPORE — 0.6%
Ascendas REIT	2,207	3,468
Broadcom, Ltd.	1,424	251,720
City Developments, Ltd.	1,832	10,500
DBS Group Holdings, Ltd.	6,455	77,476
Genting Singapore PLC	34,000	21,299
Global Logistic Properties, Ltd.	17,000	25,888
Hutchison Port Holdings Trust	78,000	33,930
Oversea-Chinese Banking Corp., Ltd.	9,708	59,940
SATS, Ltd.	6,200	20,814
Singapore Technologies Engineering, Ltd.	9,000	20,122
Singapore Telecommunications, Ltd.	44,429	112,249
United Overseas Bank, Ltd.	4,572	64,559
UOL Group, Ltd.	2,827	11,721
Wilmar International, Ltd.	10,100	25,098

		738,784

SOUTH AFRICA — 0.7%
Aspen Pharmacare Holdings, Ltd.	1,579	32,744
Barclays Africa Group, Ltd.	1,105	13,631
Bid Corp., Ltd.	1,657	29,705
Brait SE (b)	4,031	25,810
Discovery, Ltd.	1,173	9,821
FirstRand, Ltd.	17,502	68,050
Fortress Income Fund, Ltd. Class A	22,317	27,042
Foschini Group, Ltd.	969	11,276
Growthpoint Properties, Ltd. REIT	19,726	37,346
Hyprop Investments, Ltd.	2,053	17,612
Investec PLC	2,384	15,789
Investec, Ltd.	1,825	12,111
Mediclinic International PLC	1,509	14,376
Mr. Price Group, Ltd.	408	4,760
MTN Group, Ltd.	6,994	64,529
Naspers, Ltd. Class N	1,647	242,574
Nedbank Group, Ltd.	1,241	21,610
Redefine Properties, Ltd. REIT	50,505	41,327
Resilient REIT, Ltd.	1,877	15,704
RMB Holdings, Ltd.	6,790	32,969
Sanlam, Ltd.	5,566	25,602
Shoprite Holdings, Ltd.	2,468	30,944
SPAR Group, Ltd.	1,590	23,089
Standard Bank Group, Ltd.	5,561	61,710
Truworths International, Ltd.	1,673	9,747
Vodacom Group, Ltd.	2,418	26,947
Woolworths Holdings, Ltd.	453	2,353

		919,178

SOUTH KOREA — 1.3%
Amorepacific Corp.	147	39,129
Amorepacific Corp. Preference Shares	52	8,848

AMOREPACIFIC Group	130	14,315
BNK Financial Group, Inc.	476	3,421
Celltrion, Inc. (b)	287	25,521
Coway Co., Ltd.	130	9,504
Daelim Industrial Co., Ltd.	234	16,875
Daewoo Engineering & Construction Co., Ltd. (b)	1,027	4,320
Dongbu Insurance Co., Ltd.	130	6,727
GS Engineering & Construction Corp. (b)	247	5,419
Hana Financial Group, Inc.	1,343	34,748
Hanwha Corp.	371	10,766
Hanwha Life Insurance Co., Ltd.	897	4,850
Hyundai Development Co.-Engineering & Construction	260	9,676
Hyundai Engineering & Construction Co., Ltd.	338	11,978
Hyundai Glovis Co., Ltd.	172	22,002
Hyundai Heavy Industries Co., Ltd. (b)	115	13,854
Hyundai Mobis Co., Ltd.	285	62,295
Hyundai Motor Co.	373	45,089
Hyundai Motor Co. Preference Shares (d)	313	25,759
Hyundai Motor Co. Preference Shares (d)	156	12,361
Industrial Bank of Korea	897	9,432
Kakao Corp.	52	3,315
Kangwon Land, Inc.	840	24,863
KB Financial Group, Inc.	1,534	54,359
KEPCO Plant Service & Engineering Co., Ltd.	174	7,808
Kia Motors Corp.	827	26,875
Korea Aerospace Industries, Ltd.	130	7,212
Korea Gas Corp.	327	13,117
Korea Zinc Co., Ltd.	277	108,938
KT&G Corp.	574	48,000
LG Household & Health Care, Ltd.	34	24,125
Mirae Asset Daewoo Co., Ltd.	640	3,836
NAVER Corp.	102	65,450
NCSoft Corp.	52	10,656
Orion Corp.	13	7,050
S-1 Corp.	104	7,552
Samsung C&T Corp.	370	38,446
Samsung Card Co., Ltd.	156	5,128
Samsung Electronics Co., Ltd.	339	505,777
Samsung Electronics Co., Ltd. Preference Shares	69	81,865
Samsung Fire & Marine Insurance Co., Ltd.	119	26,454
Samsung Life Insurance Co., Ltd.	255	23,752
Samsung SDS Co., Ltd.	101	11,665
Samsung Securities Co., Ltd.	182	4,777
Shinhan Financial Group Co., Ltd.	1,687	63,203
SK Holdings Co., Ltd.	223	42,373
SK Hynix, Inc.	1,306	48,334
SK Telecom Co., Ltd.	65	12,055
Woori Bank	1,417	14,958

		1,688,832

SPAIN — 1.1%
Abertis Infraestructuras SA	4,419	61,967
Aena SA (c)	495	67,691
Amadeus IT Group SA Class A	1,224	55,733

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Banco Bilbao Vizcaya Argentaria SA	26,310	$177,992
Banco de Sabadell SA	24,648	34,395
Banco Popular Espanol SA	28,820	27,905
Banco Santander SA	57,510	300,806
Bankia SA	26,782	27,429
CaixaBank SA	14,584	48,301
Enagas SA	4,150	105,600
Ferrovial SA	1,917	34,363
Industria de Diseno Textil SA	3,965	135,625
Mapfre SA	7,309	22,357
Red Electrica Corp. SA	8,344	157,755
Telefonica SA	17,344	161,349

		1,419,268

SWEDEN — 0.9%
Alfa Laval AB	1,343	22,293
Assa Abloy AB Class B	3,337	62,115
Atlas Copco AB Class A	2,483	75,846
Atlas Copco AB Class B	1,943	53,170
Autoliv, Inc.	272	30,777
Boliden AB	6,805	178,204
Hennes & Mauritz AB Class B	3,165	88,282
Hexagon AB Class B	731	26,192
Investor AB Class B	2,064	77,361
Kinnevik AB Class B	782	18,791
Nordea Bank AB	11,172	124,576
Sandvik AB	3,475	43,109
Skandinaviska Enskilda Banken AB Class A	3,318	34,898
Skanska AB Class B	485	11,484
SKF AB Class B	527	9,722
Svenska Handelsbanken AB Class A	3,874	53,987
Swedbank AB Class A	1,788	43,359
Telefonaktiebolaget LM Ericsson Class B	12,710	74,850
Telia Co. AB	11,749	47,477
Volvo AB Class B	6,926	81,118

		1,157,611

SWITZERLAND — 2.9%
ABB, Ltd. (b)	6,780	143,292
Actelion, Ltd. (b)	238	51,635
Adecco Group AG	782	51,282
Chocoladefabriken Lindt & Spruengli AG	3	15,570
Cie Financiere Richemont SA	1,873	124,301
Credit Suisse Group AG (b)	8,120	116,725
EMS-Chemie Holding AG	129	65,684
Geberit AG	85	34,139
Givaudan SA	74	135,863
Julius Baer Group, Ltd. (b)	493	21,940
Kuehne + Nagel International AG	238	31,519
Nestle SA	10,690	768,342
Novartis AG	7,702	561,537
Roche Holding AG	2,349	537,588
Schindler Holding AG	119	21,029
SGS SA	14	28,541
Sika AG	20	96,266
Swatch Group AG	133	41,443
Swiss Life Holding AG (b)	102	28,923
Swiss Re AG	1,215	115,361
Swisscom AG	51	22,887

Syngenta AG	421	166,726
TE Connectivity, Ltd.	1,406	97,408
UBS Group AG	13,909	218,280
Wolseley PLC	1,098	67,322
Zurich Insurance Group AG (b)	561	154,774

		3,718,377

TAIWAN — 1.2%
Acer, Inc.	35,000	14,226
Advanced Semiconductor Engineering, Inc.	13,000	13,331
Advantech Co., Ltd.	2,000	15,793
Asustek Computer, Inc.	4,000	32,890
Catcher Technology Co., Ltd.	3,000	20,851
Cathay Financial Holding Co., Ltd.	49,000	73,282
China Development Financial Holding Corp.	52,000	13,004
Chunghwa Telecom Co., Ltd.	17,000	53,539
CTBC Financial Holding Co., Ltd.	80,359	44,008
Delta Electronics, Inc.	6,000	29,694
E.Sun Financial Holding Co., Ltd.	15,447	8,795
Eclat Textile Co., Ltd.	1,000	10,472
Far EasTone Telecommunications Co., Ltd.	6,000	13,497
Formosa Plastics Corp.	23,000	63,657
Foxconn Technology Co., Ltd.	11,070	29,299
Fubon Financial Holding Co., Ltd.	34,000	53,802
Hon Hai Precision Industry Co., Ltd.	62,820	164,121
Hotai Motor Co., Ltd.	1,000	11,449
Inventec Corp.	13,000	8,914
MediaTek, Inc.	6,000	40,305
Mega Financial Holding Co., Ltd.	49,922	35,626
Micro-Star International Co., Ltd.	3,000	6,851
Novatek Microelectronics Corp.	4,000	13,218
Pegatron Corp.	5,000	11,946
Pou Chen Corp.	4,000	4,989
President Chain Store Corp.	3,000	21,502
Quanta Computer, Inc.	17,000	31,807
Shin Kong Financial Holding Co., Ltd. (b)	40,469	9,920
SinoPac Financial Holdings Co., Ltd.	29,154	8,214
Taiwan Fertilizer Co., Ltd.	37,000	46,094
Taiwan Mobile Co., Ltd.	12,000	38,723
Taiwan Semiconductor Manufacturing Co., Ltd.	84,000	473,052
Teco Electric and Machinery Co., Ltd.	13,000	11,254
Uni-President Enterprises Corp.	11,000	18,226
Yuanta Financial Holding Co., Ltd.	86,573	32,234

		1,478,585

THAILAND — 0.2%
Advanced Info Service PCL (f)	3,400	13,957
Airports of Thailand PCL (f)	3,400	37,788
Bangkok Bank PCL NVDR	1,000	4,454
Bangkok Expressway & Metro PCL NVDR	85,000	17,683
BTS Group Holdings PCL (f)	106,500	25,427
CP ALL PCL (f)	13,600	23,736
Energy Absolute PCL (f)	76,500	63,553
Kasikornbank PCL NVDR	3,800	18,836
Siam Commercial Bank PCL (f)	6,800	28,863
Thai Oil PCL (f)	10,700	21,588

		255,885

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

TURKEY — 0.1%
Akbank TAS	9,781	$21,744
TAV Havalimanlari Holding A/S	1,020	4,068
Turkcell Iletisim Hizmetleri A/S (b)	102	283
Turkiye Garanti Bankasi A/S	9,554	20,697
Turkiye Halk Bankasi A/S	2,030	5,390
Turkiye Is Bankasi Class C	16,543	24,361

		76,543

UNITED ARAB EMIRATES — 0.1%
Aldar Properties PJSC	6,484	4,643
DP World, Ltd.	644	11,277
Emaar Properties PJSC	15,328	29,755
Emirates Telecommunications Group Co. PJSC	6,597	33,767
First Gulf Bank PJSC	1,079	3,775

		83,217

UNITED KINGDOM — 5.6%
3i Group PLC	4,524	39,354
Aberdeen Asset Management PLC	4,118	13,092
Admiral Group PLC	459	10,362
Ashtead Group PLC	2,452	47,871
Associated British Foods PLC	1,020	34,597
AstraZeneca PLC	4,671	256,120
Auto Trader Group PLC (c)	3,126	15,798
Aviva PLC	19,301	116,003
Babcock International Group PLC	814	9,585
BAE Systems PLC	11,957	87,392
Barclays PLC	67,990	187,724
Barratt Developments PLC	5,176	29,574
Berkeley Group Holdings PLC	657	22,796
British American Tobacco PLC	7,282	415,843
British Land Co. PLC REIT	6,854	53,313
BT Group PLC	36,952	167,526
Bunzl PLC	1,557	40,575
Burberry Group PLC	1,873	34,646
Capita PLC	3,097	20,320
CNH Industrial NV	3,424	29,849
Cobham PLC	6,461	13,069
Coca-Cola European Partners PLC	833	26,156
Compass Group PLC	6,974	129,347
Croda International PLC	1,611	63,621
DCC PLC	353	26,346
Delphi Automotive PLC	952	64,117
Diageo PLC	9,565	249,381
Direct Line Insurance Group PLC	4,516	20,613
Dixons Carphone PLC	5,397	23,648
GlaxoSmithKline PLC	16,944	327,034
Hammerson PLC	6,021	42,630
Hargreaves Lansdown PLC	561	8,409
HSBC Holdings PLC	72,613	589,398
IMI PLC	2,014	25,881
Imperial Brands PLC	4,429	193,870
Inmarsat PLC	2,657	24,673
Intertek Group PLC	717	30,840
Intu Properties PLC	11,230	39,034
ITV PLC	21,268	54,241
Johnson Matthey PLC	1,611	63,342
Kingfisher PLC	8,193	35,463

Land Securities Group PLC REIT	4,858	63,990
Legal & General Group PLC	23,774	72,736
Liberty Global PLC Class A (b)	1,715	52,462
Liberty Global PLC Series C (b)	1,483	44,045
Lloyds Banking Group PLC	250,837	193,748
London Stock Exchange Group PLC	867	31,218
Marks & Spencer Group PLC	6,628	28,665
Meggitt PLC	5,804	32,889
National Grid PLC	14,025	164,912
NEX Group PLC	1,199	6,881
Next PLC	597	36,759
Old Mutual PLC	17,154	43,940
Pearson PLC	3,362	34,003
Pentair PLC	1,033	57,920
Persimmon PLC	1,477	32,413
Petrofac, Ltd.	3,744	40,202
Provident Financial PLC	536	18,869
Prudential PLC	9,726	195,592
Randgold Resources, Ltd.	573	45,420
Reckitt Benckiser Group PLC	2,554	217,312
RELX NV	3,057	51,558
RELX PLC	5,448	97,544
Rolls-Royce Holdings PLC (b)	7,733	63,829
Royal Bank of Scotland Group PLC (b)	17,375	48,220
Royal Mail PLC	2,656	15,166
RSA Insurance Group PLC	2,894	20,955
Sage Group PLC	4,101	33,191
Schroders PLC	488	18,078
Segro PLC	3,372	19,087
Severn Trent PLC	4,453	122,262
Sky PLC	5,410	66,247
Smith & Nephew PLC	3,575	53,937
Smiths Group PLC	2,622	45,877
Standard Chartered PLC (b)	12,814	105,072
Standard Life PLC	6,754	31,046
Taylor Wimpey PLC	13,813	26,199
Tesco PLC (b)	20,824	53,225
TP ICAP PLC	979	5,242
Travis Perkins PLC	1,602	28,742
Unilever NV	5,233	215,896
Unilever PLC	4,651	189,220
United Utilities Group PLC	13,401	149,196
Vodafone Group PLC	111,346	274,963
Weir Group PLC	1,337	31,224
Whitbread PLC	884	41,246
William Hill PLC	4,689	16,814
Worldpay Group PLC (c)	3,912	13,047
WPP PLC	5,536	124,224

		7,058,736

UNITED STATES — 53.7%
3M Co.	2,051	366,247
Abbott Laboratories	5,463	209,834
AbbVie, Inc.	5,530	346,289
Accenture PLC Class A	2,303	269,750
Activision Blizzard, Inc.	2,339	84,461
Acuity Brands, Inc.	140	32,320
Adobe Systems, Inc. (b)	1,815	186,854
Advance Auto Parts, Inc.	221	37,376
Aetna, Inc.	1,423	176,466

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Affiliated Managers Group, Inc. (b)	187	$27,171
Aflac, Inc.	1,647	114,631
AGCO Corp.	392	22,681
Agilent Technologies, Inc.	1,031	46,972
AGNC Investment Corp. REIT	2,590	46,957
Akamai Technologies, Inc. (b)	544	36,274
Albemarle Corp.	656	56,468
Alexandria Real Estate Equities, Inc.	260	28,894
Alexion Pharmaceuticals, Inc. (b)	777	95,066
Align Technology, Inc. (b)	260	24,994
Alkermes PLC (b)	437	24,288
Alleghany Corp. (b)	29	17,635
Allergan PLC (b)	1,456	305,775
Alliance Data Systems Corp.	170	38,845
Allstate Corp.	1,163	86,202
Ally Financial, Inc.	2,349	44,678
Alphabet, Inc. Class A (b)	999	791,658
Alphabet, Inc. Class C (b)	1,038	801,149
Altria Group, Inc.	7,667	518,443
Amazon.com, Inc. (b)	1,375	1,031,071
American Express Co.	2,862	212,017
American International Group, Inc.	4,675	305,324
American Tower Corp. REIT	1,456	153,870
American Water Works Co., Inc.	3,096	224,027
Ameriprise Financial, Inc.	688	76,327
AMETEK, Inc.	977	47,482
Amgen, Inc.	2,541	371,520
Amphenol Corp. Class A	662	44,486
Analog Devices, Inc.	1,163	84,457
Annaly Capital Management, Inc.	5,942	59,242
ANSYS, Inc. (b)	132	12,209
Anthem, Inc.	1,103	158,578
AO Smith Corp.	392	18,561
Aon PLC	666	74,279
Apple, Inc.	18,425	2,133,983
Applied Materials, Inc.	4,128	133,211
Arch Capital Group, Ltd. (b)	260	22,435
Ashland Global Holdings, Inc.	100	10,929
Assurant, Inc.	104	9,657
AT&T, Inc.	22,300	948,419
Atmos Energy Corp.	392	29,067
Autodesk, Inc. (b)	671	49,661
Automatic Data Processing, Inc.	1,687	173,390
AutoZone, Inc. (b)	119	93,985
AvalonBay Communities, Inc.	493	87,335
Avery Dennison Corp.	765	53,718
Avnet, Inc.	767	36,517
Axalta Coating Systems, Ltd. (b)	2,346	63,811
Axis Capital Holdings, Ltd.	270	17,623
B/E Aerospace, Inc.	510	30,697
Baker Hughes, Inc.	2,324	150,990
Ball Corp.	807	60,581
Bank of America Corp.	36,990	817,479
Bank of New York Mellon Corp.	4,388	207,903
Baxter International, Inc.	1,593	70,634
BB&T Corp.	3,142	147,737
Becton Dickinson and Co.	893	147,836
Bed Bath & Beyond, Inc.	392	15,931
Berkshire Hathaway, Inc. Class B (b)	2,212	360,512

Best Buy Co., Inc.	891	38,019
Biogen, Inc. (b)	743	210,700
BioMarin Pharmaceutical, Inc. (b)	590	48,876
BlackRock, Inc.	490	186,465
Boeing Co.	2,132	331,910
BorgWarner, Inc.	683	26,938
Boston Properties, Inc. REIT	391	49,180
Boston Scientific Corp. (b)	5,044	109,102
Bristol-Myers Squibb Co.	5,804	339,186
Brixmor Property Group, Inc.	545	13,309
Brown-Forman Corp. Class B	948	42,584
C.H. Robinson Worldwide, Inc.	524	38,388
C.R. Bard, Inc.	255	57,288
CA, Inc.	1,373	43,620
Cadence Design Systems, Inc. (b)	524	13,215
Camden Property Trust	260	21,858
Campbell Soup Co.	710	42,934
Capital One Financial Corp.	2,481	216,442
Cardinal Health, Inc.	1,283	92,337
CarMax, Inc. (b)	611	39,342
Caterpillar, Inc.	2,384	221,092
CBRE Group, Inc. Class A (b)	1,292	40,685
CBS Corp. Class B	1,687	107,327
Celanese Corp. Series A	866	68,189
Celgene Corp. (b)	2,626	303,959
Centene Corp. (b)	689	38,935
CenturyLink, Inc.	899	21,378
Cerner Corp. (b)	1,054	49,928
Charles Schwab Corp.	4,194	165,537
Charter Communications, Inc. Class A (b)	863	248,475
Cheniere Energy, Inc. (b)	3,474	143,928
Chevron Corp.	1,766	207,858
Chipotle Mexican Grill, Inc. Class A (b)	102	38,487
Chubb, Ltd.	1,813	239,534
Church & Dwight Co., Inc.	524	23,156
Cigna Corp.	994	132,590
Cimarex Energy Co.	471	64,009
Cincinnati Financial Corp.	455	34,466
Cintas Corp.	417	48,189
Cisco Systems, Inc.	18,567	561,095
CIT Group, Inc.	1,100	46,948
Citigroup, Inc.	10,898	647,668
Citizens Financial Group, Inc.	2,693	95,952
Citrix Systems, Inc. (b)	544	48,585
Clorox Co.	285	34,206
CME Group, Inc.	1,305	150,532
Coach, Inc.	997	34,915
Coca-Cola Co.	16,055	665,640
Cognizant Technology Solutions Corp. Class A (b)	2,217	124,218
Colgate-Palmolive Co.	3,098	202,733
Comcast Corp. Class A	8,734	603,083
Comerica, Inc.	717	48,835
Computer Sciences Corp.	392	23,293
Conagra Brands, Inc.	132	5,221
Concho Resources, Inc. (b)	1,100	145,860
Consolidated Edison, Inc.	2,046	150,749
Constellation Brands, Inc. Class A	756	115,902
Cooper Cos., Inc.	170	29,738

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Core Laboratories NV	638	$76,586
Corning, Inc.	2,948	71,548
CoStar Group, Inc. (b)	65	12,252
Costco Wholesale Corp.	1,673	267,864
Coty, Inc. Class A	2,126	38,927
Crown Castle International Corp. REIT	1,253	108,723
CSX Corp.	2,234	80,268
Cummins, Inc.	705	96,352
CVS Health Corp.	4,388	346,257
D.R. Horton, Inc.	1,687	46,106
Danaher Corp.	2,452	190,864
DaVita, Inc. (b)	557	35,759
Deere & Co.	912	93,972
Dell Technologies, Inc. Class V (b)	1,348	74,100
DENTSPLY SIRONA, Inc.	861	49,706
DexCom, Inc. (b)	260	15,522
Diamondback Energy, Inc. (b)	1,611	162,808
Dick’s Sporting Goods, Inc.	260	13,806
Digital Realty Trust, Inc. REIT	656	64,459
Discover Financial Services	1,423	102,584
Discovery Communications, Inc. Class A (b)	1,163	31,878
Discovery Communications, Inc. Class C (b)	470	12,587
DISH Network Corp. Class A (b)	964	55,845
Dollar General Corp.	935	69,255
Dollar Tree, Inc. (b)	800	61,744
Domino’s Pizza, Inc.	260	41,402
Dover Corp.	901	67,512
Dow Chemical Co.	470	26,893
Dr. Pepper Snapple Group, Inc.	782	70,904
Duke Realty Corp.	916	24,329
Dun & Bradstreet Corp.	153	18,562
E*TRADE Financial Corp. (b)	1,135	39,328
E.I. du Pont de Nemours & Co.	2,507	184,014
Eaton Corp. PLC	2,234	149,879
eBay, Inc. (b)	3,624	107,597
Ecolab, Inc.	2,217	259,877
Edison International	2,096	150,891
Edwards Lifesciences Corp. (b)	778	72,899
Electronic Arts, Inc. (b)	952	74,980
Eli Lilly & Co.	3,362	247,275
Emerson Electric Co.	2,838	158,218
Endo International PLC (b)	1,114	18,348
Envision Healthcare Corp. (b)	483	30,569
EOG Resources, Inc.	1,687	170,556
Equifax, Inc.	611	72,239
Equinix, Inc. REIT	249	88,995
Equity Residential REIT	1,241	79,871
Essex Property Trust, Inc. REIT	290	67,425
Estee Lauder Cos., Inc. Class A	1,054	80,620
Everest Re Group, Ltd.	131	28,348
Eversource Energy	3,335	184,192
Expedia, Inc.	469	53,128
Expeditors International of Washington, Inc.	1,423	75,362
Express Scripts Holding Co. (b)	2,543	174,933
Extra Space Storage, Inc. REIT	524	40,474
Exxon Mobil Corp.	2,925	264,010

F5 Networks, Inc. (b)	221	31,983
Facebook, Inc. Class A (b)	7,965	916,373
Fastenal Co.	1,423	66,853
Federal Realty Investment Trust REIT	132	18,759
FedEx Corp.	304	56,605
Fidelity National Information Services, Inc.	1,151	87,062
Fifth Third Bancorp	3,362	90,673
First Data Corp. Class A (b)	1,221	17,326
First Republic Bank	231	21,284
Fiserv, Inc. (b)	705	74,927
FleetCor Technologies, Inc. (b)	334	47,268
FLIR Systems, Inc.	392	14,186
Flowserve Corp.	799	38,392
Fluor Corp.	1,031	54,148
FMC Technologies, Inc. (b)	3,149	111,884
FNF Group	425	14,433
Foot Locker, Inc.	459	32,538
Ford Motor Co.	13,210	160,237
Fortinet, Inc. (b)	524	15,783
Fortive Corp.	1,224	65,643
Fortune Brands Home & Security, Inc.	354	18,925
Franklin Resources, Inc.	1,687	66,771
Freeport-McMoRan, Inc. (b)	5,764	76,027
Frontier Communications Corp.	7,158	24,194
Gap, Inc.	867	19,455
Garmin, Ltd.	459	22,257
General Dynamics Corp.	1,049	181,120
General Electric Co.	32,300	1,020,680
General Growth Properties, Inc. REIT	1,687	42,141
General Mills, Inc.	2,611	161,281
General Motors Co.	3,970	138,315
Genuine Parts Co.	392	37,452
Gilead Sciences, Inc.	4,652	333,130
Global Payments, Inc.	524	36,371
Goldman Sachs Group, Inc.	1,555	372,345
H&R Block, Inc.	243	5,587
Halliburton Co.	3,472	187,800
Hanesbrands, Inc.	1,224	26,402
Harley-Davidson, Inc.	765	44,630
Harman International Industries, Inc.	283	31,458
Harris Corp.	425	43,550
Hartford Financial Services Group, Inc.	1,876	89,391
Hasbro, Inc.	425	33,061
HCA Holdings, Inc. (b)	799	59,142
HCP, Inc. REIT	1,687	50,138
Helmerich & Payne, Inc.	1,438	111,301
Henry Schein, Inc. (b)	216	32,769
Hershey Co.	748	77,366
Hewlett Packard Enterprise Co.	6,086	140,830
Hilton Worldwide Holdings, Inc.	795	21,624
HollyFrontier Corp.	509	16,675
Hologic, Inc. (b)	712	28,565
Home Depot, Inc.	4,346	582,712
Honeywell International, Inc.	2,553	295,765
Hormel Foods Corp.	916	31,886
Host Hotels & Resorts, Inc. REIT	3,127	58,913
HP, Inc.	5,350	79,394
Humana, Inc.	496	101,199

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Huntington Bancshares, Inc.	3,651	$48,266
Huntington Ingalls Industries, Inc.	183	33,707
IDEXX Laboratories, Inc. (b)	260	30,490
IHS Markit, Ltd. (b)	2,119	75,034
Illinois Tool Works, Inc.	1,409	172,546
Illumina, Inc. (b)	459	58,770
Incyte Corp. (b)	621	62,268
Ingersoll-Rand PLC	1,173	88,022
Ingredion, Inc.	135	16,870
Intel Corp.	17,095	620,036
Intercontinental Exchange, Inc.	1,959	110,527
International Business Machines Corp.	3,230	536,148
International Flavors & Fragrances, Inc.	932	109,818
Interpublic Group of Cos., Inc.	1,031	24,136
Intuit, Inc.	867	99,367
Intuitive Surgical, Inc. (b)	140	88,784
Invesco, Ltd.	2,211	67,082
Iron Mountain, Inc. REIT	744	24,165
J.M. Smucker Co.	611	78,245
Jacobs Engineering Group, Inc. (b)	899	51,243
Jazz Pharmaceuticals PLC (b)	204	22,242
Johnson & Johnson	9,560	1,101,408
Johnson Controls International PLC	3,862	159,076
Jones Lang LaSalle, Inc.	260	26,270
JPMorgan Chase & Co.	12,797	1,104,253
Juniper Networks, Inc.	1,687	47,675
Kansas City Southern	67	5,685
Kellogg Co.	833	61,400
KeyCorp	4,146	75,747
Kimberly-Clark Corp.	603	68,814
Kimco Realty Corp. REIT	1,687	42,445
Kinder Morgan, Inc.	10,510	217,662
KLA-Tencor Corp.	560	44,061
Kohl’s Corp.	561	27,702
Kraft Heinz Co.	2,755	240,567
Kroger Co.	2,082	71,850
L Brands, Inc.	1,028	67,684
L3 Technologies, Inc.	293	44,568
Laboratory Corp. of America Holdings (b)	285	36,588
Lam Research Corp.	683	72,214
Las Vegas Sands Corp.	1,687	90,103
Leggett & Platt, Inc.	260	12,709
Lennar Corp. Class A	981	42,114
Level 3 Communications, Inc. (b)	1,031	58,107
Liberty Broadband Corp. Class C (b)	631	46,738
Liberty Interactive Corp. QVC Group Class A (b)	1,687	33,706
Liberty Media Corp.-Liberty SiriusXM Class C (b)	1,375	46,640
Liberty Property Trust REIT	656	25,912
Lincoln National Corp.	1,291	85,555
Linear Technology Corp.	816	50,878
LKQ Corp. (b)	759	23,263
Lockheed Martin Corp.	1,046	261,437
Loews Corp.	1,687	79,002
Lowe’s Cos., Inc.	2,966	210,942
lululemon athletica, Inc. (b)	392	25,476
M&T Bank Corp.	438	68,516
Macerich Co. REIT	285	20,189

Macquarie Infrastructure Corp.	656	53,595
Macy’s, Inc.	1,139	40,788
Mallinckrodt PLC (b)	391	19,480
ManpowerGroup, Inc.	505	44,879
Marathon Petroleum Corp.	1,153	58,054
Markel Corp. (b)	28	25,326
Marriott International, Inc. Class A	656	54,238
Marsh & McLennan Cos., Inc.	1,212	81,919
Masco Corp.	1,687	53,343
MasterCard, Inc. Class A	3,514	362,820
Mattel, Inc.	1,291	35,567
Maxim Integrated Products, Inc.	850	32,784
McCormick & Co., Inc.	539	50,305
McDonald’s Corp.	3,097	376,967
McKesson Corp.	884	124,158
Mead Johnson Nutrition Co.	782	55,334
MEDNAX, Inc. (b)	260	17,332
Medtronic PLC	5,547	395,113
Merck & Co., Inc.	9,952	585,874
MetLife, Inc.	3,996	215,344
MGM Resorts International (b)	1,560	44,975
Michael Kors Holdings, Ltd. (b)	734	31,547
Microchip Technology, Inc.	524	33,615
Micron Technology, Inc. (b)	3,362	73,695
Microsoft Corp.	25,399	1,578,294
Mid-America Apartment Communities, Inc. REIT	260	25,459
Middleby Corp. (b)	260	33,491
Mobileye NV (b)	843	32,135
Molson Coors Brewing Co. Class B	842	81,935
Mondelez International, Inc. Class A	6,063	268,773
Monsanto Co.	1,817	191,167
Monster Beverage Corp. (b)	1,524	67,574
Moody’s Corp.	608	57,316
Morgan Stanley	6,160	260,260
Motorola Solutions, Inc.	291	24,121
Mylan NV (b)	1,687	64,359
Nasdaq, Inc.	351	23,559
National Oilwell Varco, Inc.	2,508	93,899
National Retail Properties, Inc.	656	28,995
Navient Corp.	1,544	25,368
NetApp, Inc.	1,031	36,363
Netflix, Inc. (b)	1,573	194,737
New York Community Bancorp, Inc.	1,440	22,910
Newell Brands, Inc.	1,704	76,084
Newmont Mining Corp.	1,704	58,055
News Corp. Class A	2,690	30,827
Nielsen Holdings PLC	1,772	74,335
NIKE, Inc. Class B	4,912	249,677
Nordstrom, Inc.	392	18,789
Norfolk Southern Corp.	700	75,649
Northern Trust Corp.	850	75,692
Northrop Grumman Corp.	694	161,410
Norwegian Cruise Line Holdings, Ltd. (b)	494	21,010
Nuance Communications, Inc. (b)	899	13,395
NVIDIA Corp.	1,942	207,289
O’Reilly Automotive, Inc. (b)	357	99,392
Omnicom Group, Inc.	743	63,237
ONEOK, Inc.	2,183	125,326

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Oracle Corp.	11,489	$441,752
PACCAR, Inc.	1,687	107,799
Packaging Corp. of America	301	25,531
Palo Alto Networks, Inc. (b)	337	42,142
Parker-Hannifin Corp.	555	77,700
Parsley Energy, Inc. Class A (b)	4,063	143,180
Paychex, Inc.	1,131	68,855
PayPal Holdings, Inc. (b)	4,127	162,893
PepsiCo, Inc.	5,229	547,110
Perrigo Co. PLC	493	41,032
Pfizer, Inc.	22,015	715,047
PG&E Corp.	3,356	203,944
Philip Morris International, Inc.	6,187	566,049
Phillips 66	815	70,424
Pioneer Natural Resources Co.	1,433	258,040
PNC Financial Services Group, Inc.	1,873	219,066
Polaris Industries, Inc.	187	15,407
PPG Industries, Inc.	1,606	152,185
Priceline Group, Inc. (b)	187	274,153
Principal Financial Group, Inc.	1,189	68,796
Procter & Gamble Co.	9,084	763,783
Progressive Corp.	1,687	59,888
Prologis, Inc. REIT	2,268	119,728
Prudential Financial, Inc.	2,282	237,465
Public Storage REIT	561	125,383
PulteGroup, Inc.	1,687	31,007
PVH Corp.	340	30,682
Qorvo, Inc. (b)	504	26,576
QUALCOMM, Inc.	5,529	360,491
Quest Diagnostics, Inc.	510	46,869
Quintiles IMS Holdings, Inc. (b)	434	33,006
Ralph Lauren Corp.	289	26,102
Raymond James Financial, Inc.	459	31,795
Raytheon Co.	1,270	180,340
Realty Income Corp. REIT	1,037	59,607
Red Hat, Inc. (b)	476	33,177
Regeneron Pharmaceuticals, Inc. (b)	255	93,608
Regions Financial Corp.	5,810	83,432
Reinsurance Group of America, Inc.	260	32,716
ResMed, Inc.	425	26,371
Reynolds American, Inc.	3,500	196,140
Rite Aid Corp. (b)	1,048	8,636
Robert Half International, Inc.	561	27,366
Rockwell Automation, Inc.	705	94,752
Rockwell Collins, Inc.	700	64,932
Roper Technologies, Inc.	361	66,092
Ross Stores, Inc.	1,439	94,398
Royal Caribbean Cruises, Ltd.	285	23,381
S&P Global, Inc.	833	89,581
Sabre Corp.	470	11,726
salesforce.com, Inc. (b)	2,386	163,346
SBA Communications Corp. Class A (b)	519	53,592
Schlumberger, Ltd.	6,223	522,421
Scripps Networks Interactive, Inc. Class A	392	27,977
Seagate Technology PLC	952	36,338
Sealed Air Corp.	1,118	50,690
Seattle Genetics, Inc. (b)	260	13,720
Sempra Energy	637	64,108
Sensata Technologies Holding NV (b)	734	28,589
ServiceNow, Inc. (b)	612	45,496

Sherwin-Williams Co.	530	142,432
Shire PLC	3,229	186,887
Signature Bank (b)	132	19,826
Signet Jewelers, Ltd.	255	24,036
Simon Property Group, Inc. REIT	1,220	216,757
Sirius XM Holdings, Inc.	4,726	21,031
Skyworks Solutions, Inc.	645	48,156
SL Green Realty Corp. REIT	387	41,622
Snap-on, Inc.	340	58,232
Spectra Energy Corp.	4,758	195,506
Splunk, Inc. (b)	471	24,092
Sprint Corp. (b)	5,133	43,220
St. Jude Medical, Inc.	1,019	81,714
Stanley Black & Decker, Inc.	773	88,655
Staples, Inc.	3,362	30,426
Starbucks Corp.	5,396	299,586
State Street Corp. (g)	1,555	120,855
Stryker Corp.	1,423	170,490
SunTrust Banks, Inc.	2,211	121,273
Symantec Corp.	2,182	52,128
Synchrony Financial	3,084	111,857
Synopsys, Inc. (b)	356	20,954
Sysco Corp.	2,169	120,098
T Rowe Price Group, Inc.	828	62,315
T-Mobile US, Inc. (b)	1,203	69,185
Targa Resources Corp.	477	26,745
Target Corp.	1,687	121,852
TD Ameritrade Holding Corp.	1,019	44,428
TEGNA, Inc.	1,002	21,433
Teleflex, Inc.	132	21,272
Tesla Motors, Inc. (b)	553	118,171
Texas Instruments, Inc.	3,362	245,325
Textron, Inc.	1,019	49,483
Thermo Fisher Scientific, Inc.	1,423	200,785
Thomson Reuters Corp.	590	25,852
Tiffany & Co.	544	42,122
Time Warner, Inc.	2,838	273,952
TJX Cos., Inc.	2,375	178,434
Toll Brothers, Inc. (b)	1,010	31,310
Total System Services, Inc.	569	27,898
Tractor Supply Co.	425	32,219
TransDigm Group, Inc.	319	79,418
Travelers Cos., Inc.	1,130	138,335
Trimble, Inc. (b)	899	27,105
TripAdvisor, Inc. (b)	391	18,131
Twenty-First Century Fox, Inc. Class A	4,385	122,955
Twenty-First Century Fox, Inc. Class B	1,839	50,113
Twitter, Inc. (b)	2,397	39,071
Tyson Foods, Inc. Class A	392	24,179
UDR, Inc. REIT	1,048	38,231
Ulta Salon Cosmetics & Fragrance, Inc. (b)	172	43,850
Under Armour, Inc. Class A (b)	902	26,203
Under Armour, Inc. Class C (b)	512	12,887
Union Pacific Corp.	2,702	280,143
United Parcel Service, Inc. Class B	1,941	222,516
United Rentals, Inc. (b)	459	48,461
United Technologies Corp.	3,252	356,484
United Therapeutics Corp. (b)	132	18,933

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

UnitedHealth Group, Inc.	3,420	$547,337
Universal Health Services, Inc. Class B	285	30,318
Unum Group	1,163	51,091
US Bancorp.	5,810	298,460
Valeant Pharmaceuticals International, Inc. (b)	1,054	15,302
Valero Energy Corp.	1,034	70,643
Valspar Corp.	524	54,292
Vantiv, Inc. Class A (b)	470	28,021
Varian Medical Systems, Inc. (b)	225	20,200
Ventas, Inc. REIT	1,314	82,151
VEREIT, Inc.	7,431	62,866
VeriSign, Inc. (b)	260	19,778
Verisk Analytics, Inc. Class A (b)	527	42,777
Verizon Communications, Inc.	14,549	776,626
Vertex Pharmaceuticals, Inc. (b)	866	63,798
VF Corp.	1,241	66,207
Viacom, Inc. Class B	1,291	45,314
Visa, Inc. Class A	6,888	537,402
VMware, Inc. Class A (b)	306	24,091
Vornado Realty Trust REIT	388	40,496
Voya Financial, Inc.	1,528	59,928
W.W. Grainger, Inc.	323	75,017
WABCO Holdings, Inc. (b)	260	27,599
Wabtec Corp.	429	35,616
Wal-Mart Stores, Inc.	5,545	383,270
Walgreens Boots Alliance, Inc.	3,552	293,963
Walt Disney Co.	5,471	570,188
Waters Corp. (b)	157	21,099
Weatherford International PLC (b)	7,507	37,460
Wells Fargo & Co.	17,086	941,609
Welltower, Inc. REIT	1,545	103,407
Western Digital Corp.	1,097	74,541
Western Union Co.	1,687	36,642
WestRock Co.	1,139	57,827
Weyerhaeuser Co. REIT	1,440	43,330
Whirlpool Corp.	204	37,081
WhiteWave Foods Co. (b)	631	35,084
Whole Foods Market, Inc.	1,031	31,714
Williams Cos., Inc.	3,030	94,354
Willis Towers Watson PLC	418	51,113
Workday, Inc. Class A (b)	456	30,137
Wyndham Worldwide Corp.	208	15,885
Wynn Resorts, Ltd.	289	25,001
Xerox Corp.	5,044	44,034
Xilinx, Inc.	1,031	62,241
Xylem, Inc.	918	45,459
Yahoo!, Inc. (b)	3,754	145,167
Yum China Holdings, Inc. (b)	910	23,769
Yum! Brands, Inc.	359	22,735
Zillow Group, Inc. Class C (b)	564	20,569
Zimmer Biomet Holdings, Inc.	782	80,702
Zoetis, Inc.	1,398	74,835

		68,008,081

TOTAL COMMON STOCKS (Cost $123,890,003)		126,230,465

SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (h) (i) (Cost $29,001)		29,001

TOTAL INVESTMENTS — 99.8% (Cost $123,919,004)		126,259,466
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		273,475

NET ASSETS — 100.0%		$126,532,941

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $214,912 representing 0.2% of net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2016.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Argentina	$20,610	$—	$—		$20,610
Australia	2,940,935	—	—		2,940,935
Austria	67,839	—	—		67,839
Belgium	475,269	—	—		475,269
Bermuda	26,603	—	—		26,603
Brazil	1,007,233	—	—		1,007,233
Canada	4,657,571	—	—		4,657,571
Chile	281,224	—	—		281,224
China	3,242,102	—	—		3,242,102
Colombia	214,764	—	—		214,764
Czech Republic	16,478	—	—		16,478
Denmark	670,719	—	—		670,719
Finland	440,141	—	—		440,141
France	3,988,538	—	—		3,988,538
Germany	3,715,072	—	—		3,715,072
Greece	29,634	—	—		29,634
Hong Kong	1,405,257	—	0	(a)	1,405,257
India	1,091,343	—	—		1,091,343
Indonesia	339,006	—	—		339,006
Ireland	202,031	—	—		202,031
Israel	224,127	—	—		224,127
Italy	702,595	—	—		702,595
Japan	9,805,130	—	—		9,805,130
Jordan	16,374	—	—		16,374
Luxembourg	67,040	—	—		67,040
Macau	24,926	—	—		24,926
Malaysia	350,687	—	—		350,687
Mexico	461,653	—	—		461,653
Netherlands	1,685,355	—	—		1,685,355
New Zealand	81,471	—	—		81,471
Norway	285,412	—	—		285,412
Peru	149,346	—	—		149,346
Philippines	130,926	—	—		130,926
Poland	131,859	—	—		131,859
Portugal	15,780	—	—		15,780
Qatar	151,919	—	—		151,919
Romania	16,138	—	—		16,138
Russia	494,261	—	—		494,261
Singapore	738,784	—	—		738,784
South Africa	919,178	—	—		919,178
South Korea	1,688,832	—	—		1,688,832
Spain	1,419,268	—	—		1,419,268
Sweden	1,157,611	—	—		1,157,611
Switzerland	3,718,377	—	—		3,718,377
Taiwan	1,478,585	—	—		1,478,585
Thailand	40,973	214,912	—		255,885
Turkey	76,543	—	—		76,543
United Arab Emirates	83,217	—	—		83,217
United Kingdom	7,058,736	—	—		7,058,736
United States	68,008,081	—	—		68,008,081
Short-Term Investment	29,001	—	—		29,001

TOTAL INVESTMENTS	$126,044,554	$214,912	$0		$126,259,466

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,287	$89,614	368	100	1,555	$120,855	$591	$(93)
State Street Institutional Liquid Reserves Fund, Premier Class	241,790	241,790	45,145	286,935	—	—	10	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,782,560	1,753,559	29,001	29,001	198	—

TOTAL		$331,404				$149,856	$799	$(93)

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRALIA — 6.9%
Alumina, Ltd.	6,624	$8,777
Amcor, Ltd.	3,130	33,883
AMP, Ltd.	8,010	29,232
APA Group	3,012	18,691
Aristocrat Leisure, Ltd.	1,460	16,386
ASX, Ltd.	520	18,729
Aurizon Holdings, Ltd.	5,550	20,295
AusNet Services	4,941	5,653
Australia & New Zealand Banking Group, Ltd.	7,890	173,794
Bank of Queensland, Ltd.	1,030	8,853
Bendigo & Adelaide Bank, Ltd.	1,250	11,504
Boral, Ltd.	2,929	11,474
Brambles, Ltd.	4,300	38,609
Caltex Australia, Ltd.	710	15,660
Challenger, Ltd.	1,540	12,534
CIMIC Group, Ltd.	270	6,831
Coca-Cola Amatil, Ltd.	1,540	11,285
Cochlear, Ltd.	160	14,198
Commonwealth Bank of Australia	4,640	276,883
Computershare, Ltd.	1,260	11,368
Crown Resorts, Ltd.	982	8,234
CSL, Ltd.	1,230	89,429
Dexus Property Group REIT	2,620	18,250
Domino’s Pizza Enterprises, Ltd.	170	8,000
DUET Group	6,584	13,063
Flight Centre Travel Group, Ltd.	150	3,400
Fortescue Metals Group, Ltd.	4,220	17,998
Goodman Group	4,814	24,854
GPT Group	4,874	17,752
Harvey Norman Holdings, Ltd.	1,500	5,583
Healthscope, Ltd.	4,694	7,783
Incitec Pivot, Ltd.	4,570	11,913
Insurance Australia Group, Ltd.	6,574	28,514
LendLease Group	1,490	15,774
Macquarie Group, Ltd.	840	52,990
Medibank Pvt, Ltd.	7,450	15,213
Mirvac Group REIT	10,030	15,470
National Australia Bank, Ltd.	7,162	159,055
Newcrest Mining, Ltd.	2,080	30,499
Orica, Ltd.	1,012	12,956
Qantas Airways, Ltd.	1,390	3,352
QBE Insurance Group, Ltd.	3,720	33,455
Ramsay Health Care, Ltd.	380	18,793
REA Group, Ltd.	140	5,599
Scentre Group REIT	14,414	48,428
SEEK, Ltd.	890	9,589
Sonic Healthcare, Ltd.	1,060	16,425
Stockland REIT	6,480	21,490
Suncorp Group, Ltd.	3,480	34,069
Sydney Airport	2,962	12,847
Tabcorp Holdings, Ltd.	2,250	7,837
Tatts Group, Ltd.	3,970	12,879
Telstra Corp., Ltd.	11,580	42,764
TPG Telecom, Ltd.	930	4,593
Transurban Group Stapled Security	5,510	41,175
Treasury Wine Estates, Ltd.	2,000	15,467

Vicinity Centres REIT	9,112	19,728
Vocus Communications, Ltd.	1,360	3,811
Wesfarmers, Ltd.	3,052	93,127
Westfield Corp.	5,340	36,270
Westpac Banking Corp.	9,032	213,206
Woolworths, Ltd.	3,460	60,380

		2,056,653

AUSTRIA — 0.2%
ANDRITZ AG	200	10,061
Erste Group Bank AG (a)	820	24,066
Raiffeisen Bank International AG (a)	320	5,866
Voestalpine AG	310	12,193

		52,186

BELGIUM — 1.3%
Ageas	540	21,421
Anheuser-Busch InBev SA	2,180	231,200
Colruyt SA	180	8,924
Groupe Bruxelles Lambert SA	220	18,499
KBC Group NV	690	42,815
Proximus SADP	410	11,832
Solvay SA	200	23,489
Telenet Group Holding NV (a)	140	7,785
UCB SA	340	21,843
Umicore SA	260	14,850

		402,658

CHILE — 0.0%
Antofagasta PLC	1,060	8,841

CHINA — 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	5,000	2,821

DENMARK — 1.8%
AP Moeller — Maersk A/S Class A	10	15,136
AP Moller — Maersk A/S Class B	20	31,974
Carlsberg A/S Class B	290	25,073
Chr Hansen Holding A/S	270	14,979
Coloplast A/S Class B	320	21,621
Danske Bank A/S	1,870	56,820
DSV A/S	510	22,731
Genmab A/S (a)	150	24,959
ISS A/S	450	15,218
Novo Nordisk A/S Class B	5,170	186,792
Novozymes A/S Class B	630	21,761
Pandora A/S	300	39,322
TDC A/S (a)	2,010	10,339
Tryg A/S	310	5,615
Vestas Wind Systems A/S	610	39,717
William Demant Holding A/S (a)	320	5,574

		537,631

FINLAND — 1.1%
Elisa Oyj	380	12,397
Fortum Oyj	1,200	18,441
Kone Oyj Class B	920	41,309
Metso Oyj	310	8,861
Neste Oyj	350	13,474
Nokia Oyj	15,800	76,459
Nokian Renkaat Oyj	310	11,581
Orion Oyj Class B	280	12,490

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Sampo Oyj Class A	1,210	$54,355
Stora Enso Oyj Class R	1,490	16,046
UPM-Kymmene Oyj	1,440	35,450
Wartsila Oyj Abp	400	18,007

		318,870

FRANCE — 9.6%
Accor SA	460	17,190
Aeroports de Paris	80	8,590
Air Liquide SA	1,050	117,006
Airbus Group SE	1,590	105,386
Alstom SA (a)	410	11,319
Arkema SA	180	17,645
Atos SE	240	25,377
AXA SA	5,260	133,068
BNP Paribas SA	2,857	182,463
Bollore SA	2,350	8,304
Bouygues SA	570	20,468
Bureau Veritas SA	730	14,175
Cap Gemini SA	440	37,197
Carrefour SA	1,490	35,973
Casino Guichard Perrachon SA	150	7,213
Christian Dior SE	150	31,524
Cie de Saint-Gobain	1,340	62,548
Cie Generale des Etablissements Michelin	490	54,629
CNP Assurances	460	8,539
Credit Agricole SA	2,864	35,585
Danone SA	1,600	101,594
Dassault Systemes SE	350	26,724
Edenred	570	11,324
Eiffage SA	160	11,180
Essilor International SA	561	63,521
Eurazeo SA	110	6,449
Eutelsat Communications SA	470	9,119
Fonciere Des Regions	90	7,873
Gecina SA REIT	110	15,251
Groupe Eurotunnel SE	504	4,802
Hermes International	70	28,795
ICADE	100	7,150
Iliad SA	70	13,485
Imerys SA	100	7,602
Ingenico Group SA	150	12,004
JCDecaux SA	200	5,892
Kering	210	47,245
Klepierre REIT	600	23,634
L’Oreal SA	685	125,282
Lagardere SCA	320	8,909
Legrand SA	730	41,540
LVMH Moet Hennessy Louis Vuitton SE	755	144,455
Natixis SA	2,540	14,360
Orange SA	5,380	81,912
Pernod Ricard SA	580	62,980
Peugeot SA (a)	1,310	21,410
Publicis Groupe SA	510	35,261
Remy Cointreau SA	60	5,127
Renault SA	520	46,351
Rexel SA	830	13,688
Safran SA	850	61,341
Sanofi	3,130	253,875
Schneider Electric SE	1,510	105,292

SCOR SE	440	15,236
SFR Group SA (a)	300	8,490
Societe BIC SA	80	10,898
Societe Generale SA	2,080	102,553
Sodexo SA	260	29,946
Suez Environment Co.	890	13,156
Technip SA	300	21,457
Thales SA	290	28,180
Unibail-Rodamco SE	270	64,574
Valeo SA	650	37,440
Veolia Environnement SA	1,220	20,814
Vinci SA	1,360	92,810
Vivendi SA	3,150	59,987
Wendel SA	80	9,653
Zodiac Aerospace	560	12,885

		2,887,705

GERMANY — 10.0%
adidas AG	510	80,769
Allianz SE	1,230	203,683
Axel Springer SE	120	5,839
BASF SE	2,479	230,906
Bayer AG	2,240	234,208
Bayerische Motoren Werke AG	900	84,248
Bayerische Motoren Werke AG Preference Shares	150	11,502
Beiersdorf AG	270	22,953
Brenntag AG	420	23,390
Commerzbank AG	2,884	22,042
Continental AG	300	58,127
Covestro AG (b)	190	13,062
Daimler AG	2,610	194,685
Deutsche Bank AG (a)	3,514	63,935
Deutsche Boerse AG (a)	520	42,528
Deutsche Lufthansa AG	640	8,283
Deutsche Post AG	2,630	86,646
Deutsche Telekom AG	8,724	150,493
Deutsche Wohnen AG	920	28,956
Evonik Industries AG	440	13,171
Fraport AG Frankfurt Airport Services Worldwide	110	6,517
Fresenius Medical Care AG & Co. KGaA	600	50,913
Fresenius SE & Co. KGaA	1,100	86,158
Fuchs Petrolub SE Preference Shares	190	7,992
GEA Group AG	490	19,758
Hannover Rueck SE	160	17,349
HeidelbergCement AG	380	35,523
Henkel AG & Co. KGaA	280	29,232
Henkel AG & Co. KGaA Preference Shares	480	57,336
HOCHTIEF AG	60	8,420
HUGO BOSS AG	180	11,036
Infineon Technologies AG	3,062	53,321
KS AG	520	12,445
Lanxess AG	250	16,441
Linde AG	500	82,323
MAN SE	100	9,949
Merck KGaA	350	36,602
METRO AG	480	15,991
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	440	83,374

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

OSRAM Licht AG	240	$12,613
Porsche Automobil Holding SE Preference Shares	410	22,375
ProSiebenSat.1 Media SE	600	23,169
RWE AG (a)	1,320	16,450
SAP SE	2,657	232,073
Schaeffler AG	450	6,671
Siemens AG	2,070	255,013
Symrise AG	330	20,129
Telefonica Deutschland Holding AG	2,020	8,672
ThyssenKrupp AG	992	23,689
TUI AG	1,350	19,400
United Internet AG	330	12,912
Volkswagen AG Preference Shares	500	70,325
Volkswagen AG	90	12,981
Vonovia SE	1,260	41,072
Zalando SE (a) (b)	230	8,804

		3,006,454

HONG KONG — 3.3%
AIA Group, Ltd.	32,000	180,572
ASM Pacific Technology, Ltd.	1,000	10,596
Bank of East Asia, Ltd.	4,000	15,323
BOC Hong Kong Holdings, Ltd.	10,000	35,792
Cheung Kong Property Holdings, Ltd.	5,000	30,665
CK Hutchison Holdings, Ltd.	10,000	113,373
CLP Holdings, Ltd.	5,000	45,949
Hang Lung Properties, Ltd.	10,000	21,204
Hang Seng Bank, Ltd.	2,000	37,224
HK Electric Investments & HK Electric Investments, Ltd. (b)	5,000	4,127
HKT Trust & HKT, Ltd.	10,000	12,266
Hong Kong Exchanges & Clearing, Ltd.	3,000	70,887
Li & Fung, Ltd.	20,000	8,796
Link REIT	5,000	32,503
Melco Crown Entertainment, Ltd.	510	8,109
MTR Corp., Ltd.	5,000	24,313
New World Development Co., Ltd.	20,755	21,951
NWS Holdings, Ltd.	10,268	16,740
PCCW, Ltd.	10,000	5,417
Power Assets Holdings, Ltd.	5,000	44,079
Sands China, Ltd.	8,000	34,773
Sino Land Co., Ltd.	20,000	29,975
SJM Holdings, Ltd.	10,000	7,842
Sun Hung Kai Properties, Ltd.	10,000	126,400
Swire Properties, Ltd.	4,000	11,041
Techtronic Industries Co., Ltd.	5,000	17,928
WH Group, Ltd. (b)	15,000	12,131
Yue Yuen Industrial Holdings, Ltd.	5,000	18,154

		998,130

IRELAND — 0.8%
Bank of Ireland (a)	74,472	18,381
CRH PLC	2,250	78,208
Experian PLC	2,600	50,568
James Hardie Industries PLC	1,200	19,090
Kerry Group PLC Class A	430	30,795
Paddy Power Betfair PLC	220	23,553
Ryanair Holdings PLC (a)	90	7,493

		228,088

ISRAEL — 0.6%
Azrieli Group, Ltd.	120	5,210
Bank Hapoalim BM	2,884	17,168
Bank Leumi Le-Israel BM (a)	3,920	16,154
Bezeq The Israeli Telecommunication Corp., Ltd.	5,610	10,670
Check Point Software Technologies, Ltd. (a)	350	29,561
Israel Chemicals, Ltd.	1,380	5,665
Mizrahi Tefahot Bank, Ltd.	380	5,564
Nice-Systems, Ltd.	160	10,917
Teva Pharmaceutical Industries, Ltd.	2,470	88,759

		189,668

ITALY — 1.3%
Assicurazioni Generali SpA	3,160	47,062
Atlantia SpA	1,110	26,061
Ferrari NV	330	19,248
Intesa Sanpaolo SpA	34,352	87,901
Intesa Sanpaolo SpA	2,520	5,938
Leonardo-Finmeccanica SpA (a)	1,090	15,337
Luxottica Group SpA	460	24,793
Mediobanca SpA	1,530	12,515
Poste Italiane SpA (b)	1,410	9,377
Prysmian SpA	540	13,897
Saipem SpA (a)	8,250	4,656
Snam SpA	6,634	27,387
Telecom Italia RSP/Milano (a)	16,314	11,821
Telecom Italia SpA/Milano (a)	27,406	24,195
Terna Rete Elettrica Nazionale SpA	4,080	18,728
UniCredit SpA	11,445	33,004
UnipolSai SpA	3,062	6,556

		388,476

JAPAN — 25.5%
Acom Co., Ltd. (a)	1,000	4,381
Aeon Co., Ltd.	2,000	28,396
Air Water, Inc.	1,000	18,091
Aisin Seiki Co., Ltd.	1,000	43,469
Ajinomoto Co., Inc.	2,000	40,365
Alfresa Holdings Corp.	1,000	16,582
Alps Electric Co., Ltd.	1,000	24,229
Amada Holdings Co., Ltd.	1,000	11,189
Asahi Group Holdings, Ltd.	1,000	31,637
Asics Corp.	1,000	20,020
Astellas Pharma, Inc.	6,000	83,517
Bandai Namco Holdings, Inc.	1,000	27,650
Bridgestone Corp.	2,000	72,260
Brother Industries, Ltd.	1,000	18,082
Canon, Inc.	3,000	84,752
Casio Computer Co., Ltd.	1,000	14,172
Chubu Electric Power Co., Inc.	2,000	28,002
Chugai Pharmaceutical Co., Ltd.	1,000	28,765
Chugoku Bank, Ltd.	1,000	14,387
Chugoku Electric Power Co., Inc.	1,000	11,755
Concordia Financial Group, Ltd.	3,000	14,471
Credit Saison Co., Ltd.	1,000	17,808
Dai-ichi Life Holdings, Inc.	3,000	50,054
Daicel Corp.	1,000	11,060
Daiichi Sankyo Co., Ltd.	2,000	41,008
Daikin Industries, Ltd.	1,000	92,039
Daiwa House Industry Co., Ltd.	2,000	54,803
Daiwa Securities Group, Inc.	10,000	61,757

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Denso Corp.	1,000	$43,409
Dentsu, Inc.	1,000	47,156
East Japan Railway Co.	1,000	86,595
Eisai Co., Ltd.	1,000	57,513
FANUC Corp.	1,000	169,889
Fuji Heavy Industries, Ltd.	2,000	81,828
FUJIFILM Holdings Corp.	1,000	38,025
Fujitsu, Ltd.	10,000	55,687
Hachijuni Bank, Ltd.	1,000	5,813
Hakuhodo DY Holdings, Inc.	1,000	12,346
Hankyu Hanshin Holdings, Inc.	1,000	32,152
Hino Motors, Ltd.	1,000	10,203
Hitachi Metals, Ltd.	1,000	13,581
Hitachi, Ltd.	10,000	54,186
Hokuriku Electric Power Co.	1,000	11,232
Honda Motor Co., Ltd.	5,000	146,397
Hoya Corp.	1,000	42,106
Hulic Co., Ltd.	1,000	8,908
IHI Corp. (a)	10,000	26,064
Iida Group Holdings Co., Ltd.	1,000	19,008
Isetan Mitsukoshi Holdings, Ltd.	1,000	10,803
Isuzu Motors, Ltd.	2,000	25,395
ITOCHU Corp.	4,000	53,226
J Front Retailing Co., Ltd.	1,000	13,504
Japan Exchange Group, Inc.	2,000	28,636
Japan Post Bank Co., Ltd.	1,000	12,029
Japan Post Holdings Co., Ltd.	1,000	12,509
Japan Retail Fund Investment Corp. REIT	10	20,285
Japan Tobacco, Inc.	3,000	98,873
JFE Holdings, Inc.	2,000	30,523
JGC Corp.	1,000	18,211
JSR Corp.	1,000	15,801
JTEKT Corp.	1,000	16,033
Kansai Electric Power Co., Inc. (a)	2,000	21,915
Kansai Paint Co., Ltd.	1,000	18,459
Kao Corp.	1,000	47,507
KDDI Corp.	5,000	126,870
Kintetsu Group Holdings Co., Ltd.	10,000	38,239
Kirin Holdings Co., Ltd.	2,000	32,606
Kobe Steel, Ltd. (a)	1,000	9,577
Komatsu, Ltd.	3,000	68,097
Konica Minolta, Inc.	1,000	9,954
Kubota Corp.	3,000	42,916
Kuraray Co., Ltd.	1,000	15,056
Kyocera Corp.	1,000	49,831
Kyowa Hakko Kirin Co., Ltd.	1,000	13,855
Kyushu Electric Power Co., Inc.	1,000	10,872
Kyushu Financial Group, Inc.	1,000	6,799
LIXIL Group Corp.	1,000	22,755
M3, Inc.	1,000	25,250
Marubeni Corp.	5,000	28,413
Marui Group Co., Ltd.	1,000	14,635
Mazda Motor Corp.	2,000	32,786
Medipal Holdings Corp.	1,000	15,801
Minebea Co., Ltd.	1,000	9,397
Mitsubishi Chemical Holdings Corp.	4,000	25,996
Mitsubishi Corp.	4,000	85,395
Mitsubishi Electric Corp.	5,000	69,855
Mitsubishi Gas Chemical Co., Inc.	1,000	17,105
Mitsubishi Heavy Industries, Ltd.	10,000	45,664
Mitsubishi Motors Corp.	2,000	11,420

Mitsubishi Tanabe Pharma Corp.	1,000	19,660
Mitsubishi UFJ Financial Group, Inc.	34,000	209,944
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	5,179
Mitsui & Co., Ltd.	5,000	68,890
Mizuho Financial Group, Inc.	65,000	116,920
MS&AD Insurance Group Holdings, Inc.	1,000	31,071
Murata Manufacturing Co., Ltd.	1,000	134,179
NEC Corp.	4,000	10,631
Nexon Co., Ltd.	1,000	14,524
NGK Insulators, Ltd.	1,000	19,437
NGK Spark Plug Co., Ltd.	1,000	22,275
Nidec Corp.	1,000	86,466
Nikon Corp.	1,000	15,578
Nintendo Co., Ltd.	200	42,080
Nippon Paint Holdings Co., Ltd.	1,000	27,307
Nippon Prologis, Inc. REIT	10	20,483
Nippon Steel & Sumitomo Metal Corp.	2,000	44,704
Nippon Telegraph & Telephone Corp.	2,000	84,229
Nippon Yusen KK	10,000	18,605
Nissan Motor Co., Ltd.	7,000	70,549
Nisshin Seifun Group, Inc.	1,000	15,038
Nitto Denko Corp.	1,000	76,898
Nomura Holdings, Inc.	10,000	59,082
Nomura Real Estate Master Fund, Inc.	10	15,158
NSK, Ltd.	1,000	11,609
NTT DOCOMO, Inc.	4,000	91,328
Obayashi Corp.	2,000	19,154
Odakyu Electric Railway Co., Ltd.	1,000	19,831
Olympus Corp.	1,000	34,638
Omron Corp.	1,000	38,453
Ono Pharmaceutical Co., Ltd.	1,000	21,910
Oriental Land Co., Ltd.	1,000	56,638
ORIX Corp.	4,000	62,554
Osaka Gas Co., Ltd.	10,000	38,548
Otsuka Holdings Co., Ltd.	1,000	43,666
Panasonic Corp.	6,000	61,191
Rakuten, Inc. (a)	3,000	29,464
Recruit Holdings Co., Ltd.	1,000	40,211
Resona Holdings, Inc.	6,000	30,840
Ricoh Co., Ltd.	2,000	16,942
Santen Pharmaceutical Co., Ltd.	1,000	12,260
SBI Holdings, Inc.	1,000	12,749
Secom Co., Ltd.	1,000	73,288
Sega Sammy Holdings, Inc.	1,000	14,910
Seibu Holdings, Inc.	1,000	17,971
Seiko Epson Corp.	1,000	21,220
Sekisui Chemical Co., Ltd.	1,000	15,981
Sekisui House, Ltd.	2,000	33,360
Seven & i Holdings Co., Ltd.	2,000	76,358
Seven Bank, Ltd.	2,000	5,744
Sharp Corp. (a)	10,000	23,149
Shin-Etsu Chemical Co., Ltd.	1,000	77,738
Shionogi & Co., Ltd.	1,000	48,004
Shiseido Co., Ltd.	1,000	25,365
Showa Shell Sekiyu KK	1,000	9,320
SoftBank Group Corp.	3,000	199,726
Sompo Holdings, Inc.	1,000	33,952
Sony Corp.	4,000	112,316
Sony Financial Holdings, Inc.	1,000	15,639
Stanley Electric Co., Ltd.	1,000	27,393
Start Today Co., Ltd.	1,000	17,310

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Sumitomo Chemical Co., Ltd.	10,000	$47,670
Sumitomo Corp.	3,000	35,380
Sumitomo Dainippon Pharma Co., Ltd.	1,000	17,233
Sumitomo Electric Industries, Ltd.	2,000	28,919
Sumitomo Mitsui Financial Group, Inc.	4,000	152,956
Sumitomo Mitsui Trust Holdings, Inc.	1,000	35,864
Sumitomo Rubber Industries, Ltd.	1,000	15,913
Suruga Bank, Ltd.	1,000	22,369
Suzuki Motor Corp.	1,000	35,272
Sysmex Corp.	1,000	58,044
T&D Holdings, Inc.	2,000	26,501
Takeda Pharmaceutical Co., Ltd.	2,000	82,908
Teijin, Ltd.	1,000	20,311
Terumo Corp.	1,000	36,996
Tohoku Electric Power Co., Inc.	1,000	12,663
Tokio Marine Holdings, Inc.	2,000	82,239
Tokyo Electric Power Co. Holdings, Inc. (a)	4,000	16,187
Tokyo Electron, Ltd.	1,000	94,697
Tokyo Gas Co., Ltd.	10,000	45,347
Tokyo Tatemono Co., Ltd.	1,000	13,401
Tokyu Fudosan Holdings Corp.	1,000	5,916
Toray Industries, Inc.	10,000	81,125
Toshiba Corp. (a)	10,000	24,272
Toyo Seikan Group Holdings, Ltd.	1,000	18,708
Toyota Industries Corp.	1,000	47,756
Toyota Motor Corp.	7,000	412,792
Toyota Tsusho Corp.	1,000	26,107
Unicharm Corp.	1,000	21,927
United Urban Investment Corp.	10	15,253
USS Co., Ltd.	1,000	15,964
West Japan Railway Co.	1,000	61,500
Yahoo! Japan Corp.	4,000	15,398
Yamada Denki Co., Ltd.	2,000	10,803
Yamaha Corp.	1,000	30,608
Yamaha Motor Co., Ltd.	1,000	22,069
Yamato Holdings Co., Ltd.	1,000	20,376
Yaskawa Electric Corp.	1,000	15,587
Yokogawa Electric Corp.	1,000	14,515

		7,660,815

JORDAN — 0.0%
Hikma Pharmaceuticals PLC	390	9,122

LUXEMBOURG — 0.3%
ArcelorMittal (a)	4,982	36,867
Millicom International Cellular SA	180	7,714
RTL Group SA (a)	110	8,090
SES SA	982	21,673
Tenaris SA	1,270	22,732

		97,076

MACAU — 0.1%
MGM China Holdings, Ltd.	4,000	8,296
Wynn Macau, Ltd.	4,000	6,366

		14,662

MEXICO — 0.0%
Fresnillo PLC	610	9,203

NETHERLANDS — 2.9%
ABN AMRO Group NV (b)	640	14,210
Aegon NV	4,942	27,251
AerCap Holdings NV (a)	450	18,725

Akzo Nobel NV	680	42,596
Altice NV Class A (a)	1,002	19,901
Altice NV Class B (a)	300	5,990
ASML Holding NV	992	111,589
Boskalis Westminster	240	8,351
EXOR NV	300	12,967
Gemalto NV	220	12,744
Heineken Holding NV	270	18,836
Heineken NV	630	47,352
ING Groep NV	10,494	147,986
Koninklijke Ahold Delhaize NV	3,460	73,098
Koninklijke DSM NV	490	29,438
Koninklijke KPN NV	9,250	27,455
Koninklijke Philips NV	2,520	77,081
Koninklijke Vopak NV	190	8,993
NN Group NV	870	29,543
NXP Semiconductors NV (a)	800	78,408
Randstad Holding NV	320	17,392
Wolters Kluwer NV	820	29,770

		859,676

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	2,580	11,244
Contact Energy, Ltd.	1,940	6,304
Fletcher Building, Ltd.	1,880	13,896
Mercury NZ, Ltd.	1,870	3,859
Meridian Energy, Ltd.	3,470	6,291
Ryman Healthcare, Ltd.	1,012	5,723
Spark New Zealand, Ltd.	4,952	11,775

		59,092

NORWAY — 0.5%
DNB ASA	2,660	39,679
Gjensidige Forsikring ASA	550	8,754
Marine Harvest ASA (a)	1,030	18,631
Norsk Hydro ASA	3,640	17,465
Orkla ASA	2,210	20,077
Schibsted ASA Class A	200	4,603
Schibsted ASA Class B	240	5,102
Telenor ASA	2,030	30,423
Yara International ASA	480	18,960

		163,694

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	6,270	19,139
Jeronimo Martins SGPS SA	690	10,727

		29,866

SINGAPORE — 1.3%
Ascendas REIT	6,000	9,428
CapitaLand Commercial Trust	6,000	6,147
CapitaLand Mall Trust REIT	7,000	9,133
CapitaLand, Ltd.	7,000	14,633
City Developments, Ltd.	1,000	5,731
ComfortDelGro Corp., Ltd.	6,000	10,258
DBS Group Holdings, Ltd.	5,000	60,012
Genting Singapore PLC	16,000	10,023
Global Logistic Properties, Ltd.	7,000	10,660
Golden Agri-Resources, Ltd.	19,000	5,655
Hutchison Port Holdings Trust	14,000	6,090
Keppel Corp., Ltd.	4,000	16,031
Oversea-Chinese Banking Corp., Ltd.	8,000	49,394

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Sembcorp Industries, Ltd.	3,000	$5,918
Singapore Airlines, Ltd.	1,000	6,693
Singapore Exchange, Ltd.	2,000	9,912
Singapore Press Holdings, Ltd.	4,000	9,774
Singapore Technologies Engineering, Ltd.	4,000	8,943
Singapore Telecommunications, Ltd.	22,000	55,583
StarHub, Ltd.	2,000	3,890
Suntec Real Estate Investment Trust	7,000	7,995
United Overseas Bank, Ltd.	4,000	56,482
UOL Group, Ltd.	1,000	4,146
Wilmar International, Ltd.	5,000	12,425

		394,956

SOUTH AFRICA — 0.1%
Investec PLC	1,680	11,127
Mediclinic International PLC	992	9,451
Mondi PLC	992	20,421

		40,999

SPAIN — 3.3%
Abertis Infraestructuras SA	1,750	24,540
ACS Actividades de Construccion y Servicios SA	520	16,465
Aena SA (b)	180	24,615
Amadeus IT Group SA Class A	1,180	53,730
Banco Bilbao Vizcaya Argentaria SA	17,804	120,447
Banco de Sabadell SA	14,314	19,974
Banco Popular Espanol SA	9,092	8,803
Banco Santander SA	39,076	204,387
Bankia SA	12,474	12,775
Bankinter SA	1,830	14,206
CaixaBank SA	8,914	29,522
Distribuidora Internacional de Alimentacion SA	1,690	8,316
Enagas SA	620	15,776
Endesa SA	870	18,467
Ferrovial SA	1,339	24,002
Gas Natural SDG SA	954	18,022
Grifols SA	820	16,329
Iberdrola SA	14,672	96,473
Industria de Diseno Textil SA	2,952	100,975
Mapfre SA	2,924	8,944
Red Electrica Corp. SA	1,170	22,121
Telefonica SA	12,132	112,863
Zardoya Otis SA	510	4,320

		976,072

SWEDEN — 3.1%
Alfa Laval AB	800	13,280
Assa Abloy AB Class B	2,720	50,630
Atlas Copco AB Class A	1,820	55,594
Atlas Copco AB Class B	1,050	28,733
Boliden AB	750	19,640
Electrolux AB Series B	660	16,441
Getinge AB Class B	550	8,845
Hennes & Mauritz AB Class B	2,570	71,686
Hexagon AB Class B	710	25,439
Husqvarna AB Class B	1,120	8,735
ICA Gruppen AB	220	6,730
Industrivarden AB Class C	440	8,224
Investor AB Class B	1,230	46,102

Kinnevik AB Class B	650	15,619
Nordea Bank AB	8,230	91,771
Sandvik AB	2,884	35,778
Securitas AB Class B	860	13,575
Skandinaviska Enskilda Banken AB Class A	4,120	43,333
Skanska AB Class B	930	22,020
SKF AB Class B	1,070	19,740
Svenska Cellulosa AB SCA Class B	1,650	46,732
Svenska Handelsbanken AB Class A	4,100	57,136
Swedbank AB Class A	2,450	59,412
Swedish Match AB	510	16,269
Tele2 AB Class B	968	7,784
Telefonaktiebolaget LM Ericsson Class B	8,310	48,938
Telia Co. AB	7,032	28,416
Volvo AB Class B	4,180	48,957

		915,559

SWITZERLAND — 9.8%
ABB, Ltd. (a)	5,320	112,435
Actelion, Ltd. (a)	280	60,747
Adecco Group AG	450	29,510
Aryzta AG (a)	240	10,591
Baloise Holding AG	140	17,673
Barry Callebaut AG (a)	10	12,260
Cie Financiere Richemont SA	1,410	93,575
Coca-Cola HBC AG (a)	490	10,717
Credit Suisse Group AG (a)	5,032	72,335
Dufry AG (a)	120	14,995
EMS-Chemie Holding AG	20	10,184
Galenica AG	10	11,305
Geberit AG	100	40,163
Givaudan SA	29	53,244
Julius Baer Group, Ltd. (a)	610	27,146
Kuehne + Nagel International AG	150	19,865
LafargeHolcim, Ltd. (a)	1,230	64,928
Lonza Group AG (a)	140	24,285
Nestle SA	8,624	619,849
Novartis AG	5,999	437,375
Pargesa Holding SA	90	5,871
Partners Group Holding AG	50	23,479
Roche Holding AG	1,887	431,855
Schindler Holding AG	120	21,205
Schindler Holding AG	60	10,502
SGS SA	18	36,696
Sika AG	8	38,506
Sonova Holding AG	140	16,998
STMicroelectronics NV	1,730	19,661
Swatch Group AG	80	24,928
Swatch Group AG	130	7,962
Swiss Life Holding AG (a)	90	25,521
Swiss Prime Site AG (a)	190	15,582
Swiss Re AG	910	86,402
Swisscom AG	70	31,413
Syngenta AG	250	99,006
UBS Group AG	9,900	155,365
Wolseley PLC	690	42,306
Zurich Insurance Group AG (a)	410	113,115

		2,949,555

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 15.2%
3i Group PLC	2,630	$22,878
Aberdeen Asset Management PLC	2,500	7,948
Admiral Group PLC	580	13,094
Ashtead Group PLC	1,360	26,552
Associated British Foods PLC	964	32,697
AstraZeneca PLC	3,396	186,209
Auto Trader Group PLC (b)	2,720	13,746
Aviva PLC	10,982	66,004
Babcock International Group PLC	690	8,125
BAE Systems PLC	8,584	62,739
Barclays PLC	42,414	117,108
Barratt Developments PLC	2,720	15,541
Berkeley Group Holdings PLC	360	12,491
British American Tobacco PLC	4,973	283,986
British Land Co. PLC REIT	2,660	20,691
BT Group PLC	22,842	103,556
Bunzl PLC	910	23,714
Burberry Group PLC	1,200	22,197
Capita PLC	1,810	11,876
Carnival PLC	510	25,995
CNH Industrial NV	2,780	24,235
Cobham PLC	4,620	9,345
Coca-Cola European Partners PLC	600	18,998
Compass Group PLC	4,450	82,535
Croda International PLC	350	13,822
DCC PLC	240	17,912
Diageo PLC	6,692	174,475
Direct Line Insurance Group PLC	3,730	17,026
Dixons Carphone PLC	2,660	11,655
easyJet PLC	430	5,340
Fiat Chrysler Automobiles NV	2,440	22,300
G4S PLC	4,200	12,196
GKN PLC	4,640	19,018
GlaxoSmithKline PLC	13,086	252,571
Hammerson PLC	2,150	15,223
Hargreaves Lansdown PLC	710	10,642
HSBC Holdings PLC	53,222	432,002
IMI PLC	740	9,510
Imperial Brands PLC	2,540	111,183
Inmarsat PLC	1,220	11,329
InterContinental Hotels Group PLC	510	22,926
International Consolidated Airlines Group SA	2,190	11,847
Intertek Group PLC	440	18,926
Intu Properties PLC	2,550	8,863
ITV PLC	9,820	25,045
J Sainsbury PLC	4,440	13,677
Johnson Matthey PLC	520	20,446
Kingfisher PLC	6,160	26,663
Land Securities Group PLC REIT	2,140	28,188
Legal & General Group PLC	16,104	49,270
Lloyds Banking Group PLC	173,884	134,309
London Stock Exchange Group PLC	860	30,966
Marks & Spencer Group PLC	4,400	19,029
Meggitt PLC	2,100	11,900
Merlin Entertainments PLC (b)	1,920	10,643
National Grid PLC	10,066	118,360
NEX Group PLC	851	4,887
Next PLC	380	23,398

Old Mutual PLC	13,350	34,196
Pearson PLC	2,230	22,554
Persimmon PLC	840	18,434
Petrofac, Ltd.	710	7,624
Provident Financial PLC	400	14,081
Prudential PLC	6,912	139,002
Randgold Resources, Ltd.	250	19,817
Reckitt Benckiser Group PLC	1,685	143,371
RELX NV	2,700	45,537
RELX PLC	2,962	53,033
Rolls-Royce Holdings PLC (a)	4,982	41,122
Royal Bank of Scotland Group PLC (a)	6,530	18,122
Royal Mail PLC	2,440	13,932
RSA Insurance Group PLC	2,770	20,057
Sage Group PLC	2,924	23,665
Schroders PLC	370	13,707
Segro PLC	2,240	12,680
Severn Trent PLC	650	17,846
Sky PLC	2,800	34,287
Smith & Nephew PLC	2,420	36,511
Smiths Group PLC	1,070	18,722
St James’s Place PLC	1,420	17,792
Standard Chartered PLC (a)	7,932	65,041
Standard Life PLC	5,350	24,592
Tate & Lyle PLC	1,260	11,015
Taylor Wimpey PLC	8,832	16,752
Tesco PLC (a)	22,124	56,548
TP ICAP PLC	695	3,721
Travis Perkins PLC	446	8,002
Unilever NV	4,410	181,941
Unilever PLC	3,470	141,173
United Utilities Group PLC	1,850	20,596
Vodafone Group PLC	71,561	176,716
Weir Group PLC	590	13,779
Whitbread PLC	490	22,862
William Hill PLC	2,350	8,427
Wm Morrison Supermarkets PLC	6,010	17,132
Worldpay Group PLC (b)	4,874	16,255
WPP PLC	3,490	78,313

		4,556,764

UNITED STATES — 0.6%
Mobileye NV (a)	470	17,916
QIAGEN NV (a)	610	17,166
Shire PLC	2,413	139,659
Taro Pharmaceutical Industries, Ltd. (a)	40	4,211

		178,952

TOTAL COMMON STOCKS (Cost $29,847,730)		29,994,244

SHORT-TERM INVESTMENT — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $3,329)		3,329

TOTAL INVESTMENTS — 99.9% (Cost $29,851,059)		29,997,573
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		33,450

NET ASSETS — 100.0%		$30,031,023

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Amount is less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,056,653	$—	$—	$2,056,653
Austria	52,186	—	—	52,186
Belgium	402,658	—	—	402,658
Chile	8,841	—	—	8,841
China	2,821	—	—	2,821
Denmark	537,631	—	—	537,631
Finland	318,870	—	—	318,870
France	2,887,705	—	—	2,887,705
Germany	3,006,454	—	—	3,006,454
Hong Kong	998,130	—	—	998,130
Ireland	228,088	—	—	228,088
Israel	189,668	—	—	189,668
Italy	388,476	—	—	388,476
Japan	7,660,815	—	—	7,660,815
Jordan	9,122	—	—	9,122
Luxembourg	97,076	—	—	97,076
Macau	14,662	—	—	14,662
Mexico	9,203	—	—	9,203
Netherlands	859,676	—	—	859,676
New Zealand	59,092	—	—	59,092
Norway	163,694	—	—	163,694
Portugal	29,866	—	—	29,866
Singapore	394,956	—	—	394,956
South Africa	40,999	—	—	40,999
Spain	976,072	—	—	976,072
Sweden	915,559	—	—	915,559
Switzerland	2,949,555	—	—	2,949,555
United Kingdom	4,556,764	—	—	4,556,764
United States	178,952	—	—	178,952
Short-Term Investment	3,329	—	—	3,329

TOTAL INVESTMENTS	$29,997,573	$—	$—	$29,997,573

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	64,749	61,420	3,329	$3,329	$8

TOTAL		$—				$3,329	$8

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 92.7%
BRAZIL — 7.3%
Ambev SA	7,400	$37,288
Banco Bradesco SA Preference Shares	5,326	47,456
Banco do Brasil SA	1,380	11,910
BB Seguridade Participacoes SA	1,184	10,295
BM&FBovespa SA	2,958	14,996
BRF SA	1,184	17,553
CCR SA	1,776	8,709
CETIP SA — Mercados Organizados	986	13,511
Cia de Saneamento Basico do Estado de Sao Paulo	986	8,722
Cielo SA	1,376	11,791
Embraer SA	1,972	9,694
Equatorial Energia SA	592	9,895
Itau Unibanco Holding SA Preference Shares	4,536	47,176
Itausa — Investimentos Itau SA Preference Shares	7,100	18,063
Kroton Educacional SA	2,366	9,690
Lojas Americanas SA Preference Shares	1,578	8,242
Lojas Renner SA	1,380	9,824
Raia Drogasil SA	394	7,407
Telefonica Brasil SA Preference Shares	986	13,354
Ultrapar Participacoes SA	592	12,450
Vale SA	3,354	26,464
Vale SA Preference Shares	1,776	12,736
WEG SA	1,776	8,458

		375,684

CHILE — 1.1%
Banco Santander Chile	230,236	12,808
Cencosud SA	3,228	9,060
Empresas CMPC SA	5,462	11,167
Enel Americas SA	59,094	9,605
SACI Falabella	1,942	15,366

		58,006

CHINA — 26.7%
58.com, Inc. ADR (a)	220	6,160
AAC Technologies Holdings, Inc.	1,000	9,087
Agricultural Bank of China, Ltd. Class H	24,000	9,844
Alibaba Group Holding, Ltd. ADR (a)	1,587	139,354
Anhui Conch Cement Co., Ltd. Class H	4,000	10,886
Baidu, Inc. ADR (a)	396	65,106
Bank of China, Ltd. Class H	104,000	46,144
Bank of Communications Co., Ltd. Class H	14,000	10,130
Beijing Enterprises Holdings, Ltd.	2,000	9,454
Beijing Enterprises Water Group, Ltd.	16,000	10,649
Belle International Holdings, Ltd.	14,000	7,873
Brilliance China Automotive Holdings, Ltd.	8,000	11,020
Byd Co., Ltd. Class H	2,000	10,538
CGN Power Co., Ltd. Class H (b)	34,000	9,341
China Cinda Asset Management Co., Ltd. Class H	28,000	10,148
China CITIC Bank Corp., Ltd. Class H	16,000	10,174
China Communications Construction Co., Ltd. Class H	10,000	11,505
China Conch Venture Holdings, Ltd.	5,000	8,900
China Construction Bank Corp. Class H	114,000	87,781
China Everbright International, Ltd.	8,000	9,070
China Evergrande Group	14,000	8,722
China Galaxy Securities Co., Ltd. Class H	11,000	9,917

China Life Insurance Co., Ltd. Class H	10,000	26,054
China Longyuan Power Group Corp., Ltd. Class H	12,000	9,379
China Mengniu Dairy Co., Ltd.	6,000	11,562
China Merchants Bank Co., Ltd. Class H	4,000	9,379
China Merchants Port Holdings Co., Ltd.	4,000	9,926
China Minsheng Banking Corp., Ltd. Class H	9,000	9,623
China Mobile, Ltd.	9,000	95,419
China Overseas Land & Investment, Ltd.	4,000	10,602
China Pacific Insurance Group Co., Ltd. Class H	2,800	9,769
China Railway Group, Ltd. Class H	14,000	11,520
China Resources Beer Holdings Co., Ltd. (a)	4,000	7,945
China Resources Gas Group, Ltd.	4,000	11,247
China Resources Land, Ltd.	4,000	8,998
China Taiping Insurance Holdings Co., Ltd. (a)	4,800	9,906
China Telecom Corp., Ltd. Class H	20,000	9,235
China Unicom Hong Kong, Ltd.	8,000	9,318
China Vanke Co., Ltd. Class H	4,000	9,132
CITIC Securities Co., Ltd. Class H	5,000	10,164
CITIC, Ltd.	6,000	8,590
Country Garden Holdings Co., Ltd.	20,000	11,195
CRRC Corp., Ltd. Class H	10,000	8,977
CSPC Pharmaceutical Group, Ltd.	8,000	8,544
Ctrip.com International, Ltd. ADR (a)	556	22,240
Fosun International, Ltd.	7,000	9,913
Geely Automobile Holdings, Ltd.	10,000	9,557
Great Wall Motor Co., Ltd. Class H	9,000	8,404
Guangdong Investment, Ltd.	8,000	10,566
Haitong Securities Co., Ltd. Class H	5,600	9,606
Hengan International Group Co., Ltd.	1,000	7,345
Huaneng Power International, Inc. Class H	16,000	10,607
Huatai Securities Co., Ltd. Class H (b)	4,800	9,163
Industrial & Commercial Bank of China, Ltd. Class H	98,000	58,776
JD.com, Inc. ADR (a)	1,020	25,949
Lenovo Group, Ltd.	16,000	9,699
NetEase, Inc. ADR	112	24,118
New China Life Insurance Co., Ltd. Class H	2,200	10,102
New Oriental Education & Technology Group, Inc. ADR (a)	212	8,925
PICC Property & Casualty Co., Ltd. Class H	8,000	12,465
Ping An Insurance Group Co. of China, Ltd. Class H	6,000	30,027
Semiconductor Manufacturing International Corp. (a)	8,200	12,882
Shenzhou International Group Holdings, Ltd.	2,000	12,653
Sinopharm Group Co., Ltd. Class H	2,400	9,890
TAL Education Group ADR (a)	138	9,681
Tencent Holdings, Ltd.	8,000	195,740
Vipshop Holdings, Ltd. ADR (a)	698	7,685
Want Want China Holdings, Ltd.	16,000	10,256
Zhuzhou CRRC Times Electric Co., Ltd.	2,000	10,151

		1,374,687

COLOMBIA — 0.6%
Bancolombia SA Preference Shares	1,026	9,290
Grupo Argos SA	1,542	9,903
Grupo de Inversiones Suramericana SA	756	9,620

		28,813

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

EGYPT — 0.2%
Commercial International Bank Egypt SAE	2,084	$8,400

GREECE — 0.3%
Piraeus Bank SA (a)	67,456	14,870

HONG KONG — 0.2%
Sino Biopharmaceutical, Ltd.	16,000	11,268

HUNGARY — 0.4%
OTP Bank PLC	438	12,564
Richter Gedeon Nyrt	480	10,179

		22,743

INDONESIA — 2.6%
Astra International Tbk PT	31,600	19,409
Bank Central Asia Tbk PT	18,800	21,629
Bank Mandiri Persero Tbk PT	14,800	12,716
Bank Negara Indonesia Persero Tbk PT	23,800	9,760
Bank Rakyat Indonesia Persero Tbk PT	17,800	15,425
Indofood Sukses Makmur Tbk PT	14,800	8,706
Kalbe Farma Tbk PT	74,200	8,344
Matahari Department Store Tbk PT	7,000	7,859
Telekomunikasi Indonesia Persero Tbk PT	79,800	23,574
Unilever Indonesia Tbk PT	3,000	8,640

		136,062

MALAYSIA — 2.8%
CIMB Group Holdings Bhd	8,600	8,646
DiGi.Com Bhd	8,200	8,829
Genting Bhd	5,400	9,630
Genting Malaysia Bhd	8,800	8,984
IHH Healthcare Bhd	6,600	9,343
IJM Corp. Bhd	12,600	8,988
IOI Corp. Bhd	9,200	9,024
Malayan Banking Bhd	5,600	10,236
Maxis Bhd	7,000	9,331
Petronas Chemicals Group Bhd	6,200	9,647
Petronas Gas Bhd	2,000	9,496
Public Bank Bhd	3,400	14,946
Sime Darby Bhd	5,755	10,391
Tenaga Nasional Bhd	5,000	15,493

		142,984

MEXICO — 3.9%
Alfa SAB de CV Class A	6,130	7,647
America Movil SAB de CV Series L	45,678	28,890
Cemex SAB de CV Series CPO (a)	20,368	16,353
Coca-Cola Femsa SAB de CV Series L	1,186	7,563
Fibra Uno Administracion SA de CV REIT	5,258	8,106
Fomento Economico Mexicano SAB de CV	2,570	19,669
Grupo Aeroportuario del Pacifico SAB de CV Class B	988	8,176
Grupo Bimbo SAB de CV Series A	3,560	8,124
Grupo Financiero Banorte SAB de CV Series O	3,164	15,711
Grupo Financiero Inbursa SAB de CV Series O	6,130	9,334
Grupo Financiero Santander Mexico SAB de CV Class B	5,536	8,016
Grupo Mexico SAB de CV Series B	6,130	16,791
Grupo Televisa SAB Series CPO	3,560	14,951
Industrias Penoles SAB de CV	426	7,983

Kimberly-Clark de Mexico SAB de CV Class A	4,350	7,884
Promotora y Operadora de Infraestructura SAB de CV	790	6,633
Wal-Mart de Mexico SAB de CV	6,174	11,103

		202,934

NETHERLANDS — 0.4%
Steinhoff International Holdings NV	4,398	22,924

PERU — 0.6%
Credicorp, Ltd.	198	31,256

PHILIPPINES — 1.4%
Aboitiz Equity Ventures, Inc.	6,340	9,029
Ayala Corp.	580	8,523
Ayala Land, Inc.	13,200	8,497
BDO Unibank, Inc.	4,460	10,057
JG Summit Holdings, Inc.	6,720	9,145
SM Investments Corp.	720	9,486
SM Prime Holdings, Inc.	18,400	10,493
Universal Robina Corp.	2,720	8,946

		74,176

POLAND — 1.0%
Bank Pekao SA	344	10,367
KGHM Polska Miedz SA	714	15,818
Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,686	11,366
Powszechny Zaklad Ubezpieczen SA	1,528	12,157

		49,708

QATAR — 1.0%
Ezdan Holding Group QSC	2,112	8,764
Industries Qatar QSC	334	10,778
Masraf Al Rayan QSC	1,026	10,594
Qatar Insurance Co. SAQ	410	9,548
Qatar National Bank SAQ	290	12,973

		52,657

RUSSIA — 1.7%
Magnit PJSC GDR	428	18,896
Mobile TeleSystems PJSC ADR	1,384	12,609
Sberbank of Russia PJSC ADR	3,758	43,499
VTB Bank PJSC GDR	4,618	11,023

		86,027

SOUTH AFRICA — 7.0%
AngloGold Ashanti, Ltd. (a)	552	6,159
Aspen Pharmacare Holdings, Ltd.	516	10,700
Barclays Africa Group, Ltd.	952	11,744
Bid Corp., Ltd.	564	10,111
Bidvest Group, Ltd.	856	11,345
Discovery, Ltd.	1,280	10,717
FirstRand, Ltd.	4,514	17,551
Fortress Income Fund, Ltd.	4,450	10,521
Gold Fields, Ltd.	2,428	7,739
Growthpoint Properties, Ltd. REIT	5,696	10,784
Life Healthcare Group Holdings, Ltd.	3,890	9,273
MTN Group, Ltd.	2,418	22,309
Naspers, Ltd. Class N	628	92,493
Nedbank Group, Ltd.	656	11,423
Redefine Properties, Ltd. REIT	12,636	10,340

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Remgro, Ltd.	724	$11,809
Sanlam, Ltd.	2,224	10,230
Sappi, Ltd. (a)	1,810	11,906
Shoprite Holdings, Ltd.	750	9,404
SPAR Group, Ltd.	726	10,543
Standard Bank Group, Ltd.	1,760	19,531
Tiger Brands, Ltd.	376	10,938
Vodacom Group, Ltd.	954	10,632
Woolworths Holdings, Ltd.	1,838	9,545

		357,747

SOUTH KOREA — 15.8%
Amorepacific Corp.	54	14,374
AMOREPACIFIC Group	72	7,928
Celltrion, Inc. (a)	130	11,560
CJ CheilJedang Corp.	32	9,472
Coway Co., Ltd.	118	8,627
Dongbu Insurance Co., Ltd.	158	8,176
E-MART, Inc.	68	10,303
GS Holdings Corp.	216	9,675
Hana Financial Group, Inc.	434	11,229
Hankook Tire Co., Ltd.	194	9,316
Hyundai Engineering & Construction Co., Ltd.	268	9,497
Hyundai Glovis Co., Ltd.	64	8,187
Hyundai Heavy Industries Co., Ltd. (a)	74	8,914
Hyundai Mobis Co., Ltd.	98	21,421
Hyundai Motor Co.	198	23,934
Hyundai Motor Co. Preference Shares	116	9,191
Hyundai Steel Co.	226	10,666
Industrial Bank of Korea	908	9,548
Kangwon Land, Inc.	296	8,761
KB Financial Group, Inc.	572	20,270
Kia Motors Corp.	424	13,779
Korea Aerospace Industries, Ltd.	158	8,765
Korea Electric Power Corp.	374	13,640
Korea Zinc Co., Ltd.	26	10,225
KT&G Corp.	180	15,052
LG Chem, Ltd.	80	17,288
LG Corp.	180	8,942
LG Display Co., Ltd.	374	9,739
LG Electronics, Inc.	224	9,570
LG Household & Health Care, Ltd.	16	11,353
Lotte Chemical Corp.	36	10,998
NAVER Corp.	42	26,950
NCSoft Corp.	40	8,197
POSCO	112	23,878
S-Oil Corp.	138	9,678
Samsung C&T Corp.	110	11,430
Samsung Electronics Co., Ltd.	135	201,416
Samsung Electronics Co., Ltd. Preference Shares	36	42,712
Samsung Fire & Marine Insurance Co., Ltd.	46	10,226
Samsung Life Insurance Co., Ltd.	104	9,687
Samsung SDI Co., Ltd.	122	11,010
Samsung SDS Co., Ltd.	72	8,316
Shinhan Financial Group Co., Ltd.	612	22,928
SK Holdings Co., Ltd.	70	13,301
SK Hynix, Inc.	868	32,124

SK Telecom Co., Ltd.	50	9,273
Woori Bank	966	10,197

		811,723

TAIWAN — 13.6%
Advanced Semiconductor Engineering, Inc.	10,000	10,255
Asustek Computer, Inc.	2,000	16,445
AU Optronics Corp.	25,000	9,153
Catcher Technology Co., Ltd.	2,000	13,900
Cathay Financial Holding Co., Ltd.	9,000	13,460
Chang Hwa Commercial Bank, Ltd.	20,000	10,643
Cheng Shin Rubber Industry Co., Ltd.	4,000	7,546
China Development Financial Holding Corp.	40,000	10,003
China Life Insurance Co., Ltd.	12,000	11,933
China Steel Corp.	22,000	16,826
Chunghwa Telecom Co., Ltd.	3,000	9,448
Compal Electronics, Inc.	16,000	9,159
CTBC Financial Holding Co., Ltd.	22,000	12,048
Delta Electronics, Inc.	2,000	9,898
E.Sun Financial Holding Co., Ltd.	18,000	10,249
Far EasTone Telecommunications Co., Ltd.	4,000	8,998
First Financial Holding Co., Ltd.	20,000	10,674
Formosa Chemicals & Fibre Corp.	4,000	11,952
Formosa Petrochemical Corp.	4,000	13,901
Formosa Plastics Corp.	6,000	16,606
Foxconn Technology Co., Ltd.	4,000	10,587
Fubon Financial Holding Co., Ltd.	9,000	14,242
Hon Hai Precision Industry Co., Ltd.	22,000	57,476
Hua Nan Financial Holdings Co., Ltd.	20,000	10,084
Lite-On Technology Corp.	8,000	12,064
MediaTek, Inc.	2,000	13,435
Mega Financial Holding Co., Ltd.	14,000	9,991
Nan Ya Plastics Corp.	8,000	17,673
Pegatron Corp.	4,000	9,557
President Chain Store Corp.	2,000	14,335
Quanta Computer, Inc.	4,000	7,484
Siliconware Precision Industries Co., Ltd.	6,000	8,908
SinoPac Financial Holdings Co., Ltd.	34,000	9,579
Taishin Financial Holding Co., Ltd.	28,000	10,252
Taiwan Cement Corp.	8,000	8,725
Taiwan Cooperative Financial Holding Co., Ltd.	22,000	9,591
Taiwan Mobile Co., Ltd.	2,000	6,454
Taiwan Semiconductor Manufacturing Co., Ltd.	36,000	202,737
Uni-President Enterprises Corp.	8,000	13,255
United Microelectronics Corp.	28,000	9,904
Yuanta Financial Holding Co., Ltd.	28,000	10,425

		699,855

THAILAND — 2.0%
Advanced Info Service PCL NVDR	2,600	10,673
Airports of Thailand PCL NVDR	800	8,891
Bangkok Dusit Medical Services PCL	16,200	10,450
CP ALL PCL NVDR	8,200	14,311
Kasikornbank PCL	2,800	13,879
Minor International PCL NVDR	8,800	8,785
PTT Global Chemical PCL NVDR	6,000	10,556
Siam Cement PCL	800	11,125
Siam Commercial Bank PCL NVDR	3,000	12,776

		101,446

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

TURKEY — 1.1%
Akbank TAS	4,586	$10,195
BIM Birlesik Magazalar A/S	616	8,581
Haci Omer Sabanci Holding A/S	3,260	8,480
Turkcell Iletisim Hizmetleri A/S (a)	3,134	8,687
Turkiye Garanti Bankasi A/S	5,286	11,451
Turkiye Is Bankasi Class C	6,884	10,137

		57,531

UNITED ARAB EMIRATES — 1.0%
Abu Dhabi Commercial Bank PJSC	5,948	11,174
Aldar Properties PJSC	14,094	10,092
DP World, Ltd.	532	9,315
Emaar Properties PJSC	5,634	10,937
Emirates Telecommunications Group Co. PJSC	2,014	10,309

		51,827

TOTAL COMMON STOCKS (Cost $5,092,401)		4,773,328

SHORT-TERM INVESTMENT — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.40% (c) (d) (Cost $10)		10

TOTAL INVESTMENTS — 92.7% (Cost $5,092,411)		4,773,338
OTHER ASSETS IN EXCESS OF LIABILITIES — 7.3%		375,814

NET ASSETS — 100.0%		$5,149,152

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

At December 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
SGX NIFTY 50	01/25/2017	23	376,487	9,510

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$375,684	$—	$—	$375,684
Chile	58,006	—	—	58,006
China	1,374,687	—	—	1,374,687
Colombia	28,813	—	—	28,813
Egypt	8,400	—	—	8,400
Greece	14,870	—	—	14,870
Hong Kong	11,268	—	—	11,268
Hungary	22,743	—	—	22,743
Indonesia	136,062	—	—	136,062
Malaysia	142,984	—	—	142,984
Mexico	202,934	—	—	202,934
Netherlands	22,924	—	—	22,924
Peru	31,256	—	—	31,256
Philippines	74,176	—	—	74,176
Poland	49,708	—	—	49,708
Qatar	52,657	—	—	52,657
Russia	86,027	—	—	86,027
South Africa	357,747	—	—	357,747
South Korea	811,723	—	—	811,723
Taiwan	699,855	—	—	699,855
Thailand	101,446	—	—	101,446
Turkey	57,531	—	—	57,531
United Arab Emirates	51,827	—	—	51,827
Short-Term Investment	10	—	—	10

TOTAL INVESTMENTS	$4,773,338	$—	$—	$4,773,338

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	9,510	—	—	9,510

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,782,848	$—	$—	$4,782,848

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	373,685	43,875	329,810	$329,810	$188

TOTAL		$—				$329,810	$188

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 5.0%
AGL Energy, Ltd.	10,123	$161,921
Amcor, Ltd.	4,112	44,514
ASX, Ltd.	1,649	59,392
Australia & New Zealand Banking Group, Ltd.	7,918	174,411
BHP Billiton PLC	5,400	87,176
BHP Billiton, Ltd.	5,877	106,644
Brambles, Ltd.	11,555	103,750
Cochlear, Ltd.	530	47,031
Commonwealth Bank of Australia	4,674	278,912
CSL, Ltd.	4,789	348,193
GPT Group	14,528	52,914
Insurance Australia Group, Ltd.	9,010	39,080
LendLease Group	3,861	40,874
Macquarie Group, Ltd.	670	42,266
Medibank Pvt, Ltd.	16,159	32,996
National Australia Bank, Ltd.	6,435	142,909
Newcrest Mining, Ltd.	2,405	35,265
QBE Insurance Group, Ltd.	4,561	41,018
Ramsay Health Care, Ltd.	756	37,389
REA Group, Ltd.	866	34,633
Scentre Group REIT	34,835	117,039
SEEK, Ltd.	3,387	36,494
Sonic Healthcare, Ltd.	8,161	126,461
Stockland REIT	16,900	56,047
Suncorp Group, Ltd.	4,364	42,723
Telstra Corp., Ltd.	114,059	421,210
Transurban Group Stapled Security	15,332	114,572
Vicinity Centres REIT	48,190	104,334
Wesfarmers, Ltd.	8,449	257,809
Westfield Corp.	21,109	143,373
Westpac Banking Corp.	7,261	171,401
Woodside Petroleum, Ltd.	2,399	54,128
Woolworths, Ltd.	11,961	208,729

		3,765,608

AUSTRIA — 0.1%
OMV AG	1,453	51,432

BELGIUM — 1.0%
Ageas	841	33,362
Anheuser-Busch InBev SA	1,397	148,159
Colruyt SA	3,328	164,997
Groupe Bruxelles Lambert SA	474	39,856
KBC Group NV	616	38,224
Proximus SADP	6,293	181,603
Solvay SA	390	45,804
UCB SA	1,341	86,152

		738,157

DENMARK — 3.3%
AP Moller — Maersk A/S Class B	29	46,362
Carlsberg A/S Class B	418	36,140
Chr Hansen Holding A/S	2,796	155,118
Coloplast A/S Class B	2,883	194,789
Danske Bank A/S	10,605	322,232
DONG Energy A/S (a) (b)	3,414	129,595
DSV A/S	4,001	178,325
Genmab A/S (a)	152	25,292

ISS A/S	3,442	116,401
Novo Nordisk A/S Class B	21,968	793,703
Novozymes A/S Class B	2,185	75,473
Pandora A/S	1,009	132,252
TDC A/S (a)	11,638	59,861
Tryg A/S	5,230	94,739
Vestas Wind Systems A/S	187	12,176
William Demant Holding A/S (a)	6,351	110,632

		2,483,090

FINLAND — 1.2%
Elisa Oyj	3,526	115,030
Fortum Oyj	2,547	39,142
Kone Oyj Class B	3,303	148,307
Neste Oyj	924	35,573
Nokia Oyj	5,383	26,049
Nokian Renkaat Oyj	1,006	37,583
Orion Oyj Class B	2,600	115,974
Sampo Oyj Class A	5,995	269,306
UPM-Kymmene Oyj	1,431	35,228
Wartsila Oyj Abp	1,286	57,892

		880,084

FRANCE — 7.5%
Aeroports de Paris	1,177	126,379
Air Liquide SA	3,162	352,355
Airbus Group SE	4,786	317,218
Atos SE	364	38,489
AXA SA	6,938	175,519
BNP Paribas SA	4,616	294,801
Bureau Veritas SA	2,099	40,758
Cap Gemini SA	418	35,337
Carrefour SA	1,705	41,164
Casino Guichard Perrachon SA	724	34,814
Cie de Saint-Gobain	1,454	67,870
Cie Generale des Etablissements Michelin	1,398	155,859
Credit Agricole SA	8,029	99,760
Danone SA	2,071	131,500
Dassault Systemes SE	2,212	168,894
Engie SA	5,371	68,661
Essilor International SA	1,594	180,484
Eutelsat Communications SA	2,265	43,946
Hermes International	308	126,697
Iliad SA	224	43,154
Kering	197	44,321
L’Oreal SA	2,600	475,523
Legrand SA	1,845	104,987
LVMH Moet Hennessy Louis Vuitton SE	2,041	390,508
Orange SA	4,532	69,001
Pernod Ricard SA	306	33,227
Peugeot SA (a)	911	14,889
Publicis Groupe SA	1,372	94,858
Renault SA	672	59,900
Safran SA	558	40,269
Sanofi	2,656	215,429
Schneider Electric SE	1,065	74,262
SCOR SE	5,035	174,349
SEB SA	337	45,764
Societe BIC SA	253	34,464
Societe Generale SA	4,026	198,499

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Sodexo SA	1,343	$154,685
Thales SA	2,044	198,624
TOTAL SA	7,050	362,281
Unibail-Rodamco SE	168	40,180
Valeo SA	1,903	109,613
Vinci SA	1,037	70,767
Vivendi SA	3,469	66,062

		5,616,121

GERMANY — 8.4%
adidas AG	1,397	221,244
Allianz SE	1,121	185,633
BASF SE	6,938	646,240
Bayer AG	6,265	655,052
Bayerische Motoren Werke AG	981	91,830
Beiersdorf AG	2,069	175,891
Commerzbank AG	8,533	65,215
Continental AG	1,006	194,920
Covestro AG (b)	530	36,437
Daimler AG	3,804	283,748
Deutsche Bank AG (a)	7,638	138,969
Deutsche Boerse AG (a)	755	61,748
Deutsche Lufthansa AG	2,296	29,714
Deutsche Post AG	7,722	254,402
Deutsche Telekom AG	6,182	106,642
E.ON SE	13,903	98,250
Fresenius Medical Care AG & Co. KGaA	2,295	194,741
Fresenius SE & Co. KGaA	1,652	129,394
Fuchs Petrolub SE Preference Shares	756	31,800
GEA Group AG	1,147	46,250
Hannover Rueck SE	502	54,431
HeidelbergCement AG	420	39,263
Henkel AG & Co. KGaA	1,903	198,671
Henkel AG & Co. KGaA Preference Shares	1,219	145,610
HUGO BOSS AG	700	42,919
Infineon Technologies AG	2,883	50,204
Innogy SE (a) (b)	543	18,906
Linde AG	340	55,980
MAN SE	1,453	144,566
Merck KGaA	897	93,807
METRO AG	2,096	69,827
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,257	238,184
Porsche Automobil Holding SE Preference Shares	1,706	93,101
ProSiebenSat.1 Media SE	1,510	58,308
RWE AG (a)	5,679	70,771
SAP SE	7,638	667,132
Siemens AG	1,453	179,002
ThyssenKrupp AG	2,209	52,750
TUI AG	7,258	104,302
United Internet AG	1,093	42,765
Volkswagen AG Preference Shares	1,565	220,119

		6,288,738

HONG KONG — 4.3%
AIA Group, Ltd.	16,823	94,930
Bank of East Asia, Ltd.	11,074	42,421
BOC Hong Kong Holdings, Ltd.	14,036	50,237
Cheung Kong Infrastructure Holdings, Ltd.	28,000	222,826

Cheung Kong Property Holdings, Ltd.	12,120	74,332
CK Hutchison Holdings, Ltd.	12,000	136,048
CLP Holdings, Ltd.	41,500	381,377
Hang Seng Bank, Ltd.	22,429	417,444
HK Electric Investments & HK Electric Investments, Ltd. (b)	125,040	103,217
HKT Trust & HKT, Ltd.	111,540	136,815
Hong Kong & China Gas Co., Ltd.	84,424	149,615
Hong Kong Exchanges & Clearing, Ltd.	11,128	262,945
Li & Fung, Ltd.	112,000	49,260
Link REIT	14,000	91,008
MTR Corp., Ltd.	56,167	273,114
New World Development Co., Ltd.	56,489	59,745
PCCW, Ltd.	140,000	75,840
Power Assets Holdings, Ltd.	28,000	246,842
Sands China, Ltd.	22,400	97,364
Sun Hung Kai Properties, Ltd.	1,000	12,640
Swire Pacific, Ltd. Class A	12,000	114,611
Techtronic Industries Co., Ltd.	14,000	50,199
Yue Yuen Industrial Holdings, Ltd.	28,500	103,477

		3,246,307

IRELAND — 0.8%
Bank of Ireland (a)	47,988	11,844
CRH PLC	1,425	49,532
Experian PLC	7,024	136,611
Kerry Group PLC Class A	3,608	258,396
Paddy Power Betfair PLC	448	47,962
Ryanair Holdings PLC (a)	1,509	125,639

		629,984

ISRAEL — 1.1%
Azrieli Group, Ltd.	2,199	95,476
Bank Hapoalim BM	38,919	231,674
Bank Leumi Le-Israel BM (a)	33,631	138,591
Bezeq The Israeli Telecommunication Corp., Ltd.	48,193	91,661
Check Point Software Technologies, Ltd. (a)	1,371	115,795
Mizrahi Tefahot Bank, Ltd.	6,799	99,547
Teva Pharmaceutical Industries, Ltd.	1,935	69,534

		842,278

ITALY — 1.1%
Assicurazioni Generali SpA	5,734	85,397
Enel SpA	29,771	131,507
Eni SpA	10,772	175,767
Ferrari NV	897	52,320
Intesa Sanpaolo SpA	35,196	90,060
Luxottica Group SpA	1,034	55,730
Snam SpA	30,089	124,216
Telecom Italia RSP/Milano (a)	60,912	44,138
UniCredit SpA	32,838	94,694

		853,829

JAPAN — 23.8%
ABC-Mart, Inc.	1,700	96,489
Aeon Co., Ltd.	2,800	39,755
Ajinomoto Co., Inc.	2,900	58,530
ANA Holdings, Inc.	56,000	151,145
Aozora Bank, Ltd.	21,000	74,360
Asahi Group Holdings, Ltd.	2,800	88,584

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Asics Corp.	1,200	$24,024
Astellas Pharma, Inc.	30,700	427,328
Benesse Holdings, Inc.	2,800	77,301
Bridgestone Corp.	7,900	285,425
Calbee, Inc.	300	9,414
Canon, Inc.	14,000	395,507
Chubu Electric Power Co., Inc.	2,800	39,203
Concordia Financial Group, Ltd.	8,500	41,001
Dai-ichi Life Holdings, Inc.	5,008	83,556
Daicel Corp.	2,000	22,120
Daiichi Sankyo Co., Ltd.	5,506	112,896
Daito Trust Construction Co., Ltd.	700	105,509
Daiwa House REIT Investment Corp.	7	17,741
Denso Corp.	2,300	99,841
East Japan Railway Co.	2,800	242,466
Eisai Co., Ltd.	1,800	103,523
FamilyMart UNY Holdings Co., Ltd.	2,400	160,089
FANUC Corp.	100	16,989
Fuji Heavy Industries, Ltd.	5,700	233,210
Fujitsu, Ltd.	5,000	27,843
Hitachi, Ltd.	25,000	135,465
Honda Motor Co., Ltd.	7,200	210,811
Hoya Corp.	2,900	122,107
Inpex Corp.	4,600	46,183
Isuzu Motors, Ltd.	3,800	48,251
ITOCHU Corp.	8,814	117,283
Japan Airlines Co., Ltd.	5,600	163,964
Japan Exchange Group, Inc.	5,606	80,268
Japan Post Bank Co., Ltd.	5,300	63,754
Japan Prime Realty Investment Corp.	28	110,550
Japan Real Estate Investment Corp.	27	147,460
Japan Retail Fund Investment Corp. REIT	84	170,398
Japan Tobacco, Inc.	9,100	299,913
JFE Holdings, Inc.	2,900	44,258
JX Holdings, Inc.	16,832	71,392
Kajima Corp.	24,000	166,468
Kakaku.com, Inc.	2,800	46,429
Kansai Electric Power Co., Inc. (a)	1,600	17,532
Kao Corp.	5,600	266,040
KDDI Corp.	19,418	492,713
Keikyu Corp.	19,000	220,731
Keyence Corp.	200	137,523
Kirin Holdings Co., Ltd.	5,700	92,927
Kobe Steel, Ltd. (a)	1,500	14,365
Koito Manufacturing Co., Ltd.	400	21,229
Komatsu, Ltd.	2,800	63,557
Kose Corp.	100	8,325
Kubota Corp.	2,800	40,055
Kyowa Hakko Kirin Co., Ltd.	2,800	38,795
Kyushu Financial Group, Inc.	3,600	24,476
Lawson, Inc.	2,800	197,093
LINE Corp. (a)	900	30,943
LIXIL Group Corp.	2,000	45,509
M3, Inc.	2,400	60,599
Marubeni Corp.	22,400	127,292
Mazda Motor Corp.	2,800	45,900
McDonald’s Holdings Co., Japan, Ltd.	2,800	73,460
MEIJI Holdings Co., Ltd.	1,800	141,364
Miraca Holdings, Inc.	1,900	85,523
MISUMI Group, Inc.	1,100	18,145
Mitsubishi Chemical Holdings Corp.	8,400	54,591

Mitsubishi Corp.	6,100	130,227
Mitsubishi Electric Corp.	2,200	30,736
Mitsubishi Heavy Industries, Ltd.	19,000	86,761
Mitsubishi Tanabe Pharma Corp.	8,513	167,362
Mitsubishi UFJ Financial Group, Inc.	61,300	378,516
Mitsui & Co., Ltd.	10,300	141,914
Mizuho Financial Group, Inc.	210,000	377,743
MS&AD Insurance Group Holdings, Inc.	2,800	87,000
Murata Manufacturing Co., Ltd.	1,800	241,523
Nabtesco Corp.	2,300	53,618
Nagoya Railroad Co., Ltd.	27,000	130,793
NEC Corp.	7,000	18,605
NH Foods, Ltd.	4,000	108,201
Nippon Building Fund, Inc.	8	44,378
Nippon Paint Holdings Co., Ltd.	900	24,577
Nippon Prologis, Inc. REIT	57	116,751
Nippon Steel & Sumitomo Metal Corp.	2,900	64,820
Nippon Telegraph & Telephone Corp.	11,200	471,680
Nippon Yusen KK	21,000	39,071
Nissan Motor Co., Ltd.	8,416	84,820
Nissin Foods Holdings Co., Ltd.	2,800	147,400
Nitori Holdings Co., Ltd.	1,700	194,727
Nitto Denko Corp.	1,900	146,106
Nomura Holdings, Inc.	12,000	70,898
Nomura Real Estate Master Fund, Inc.	139	210,702
Nomura Research Institute, Ltd.	3,070	93,704
NTT DOCOMO, Inc.	11,122	253,937
Obayashi Corp.	5,600	53,631
Oracle Corp. Japan	2,600	131,298
Oriental Land Co., Ltd.	2,800	158,587
ORIX Corp.	5,400	84,448
Osaka Gas Co., Ltd.	28,000	107,933
Otsuka Corp.	2,100	98,307
Otsuka Holdings Co., Ltd.	8,400	366,796
Panasonic Corp.	6,500	66,290
Park24 Co., Ltd.	2,800	76,101
Recruit Holdings Co., Ltd.	7,335	294,947
Resona Holdings, Inc.	14,500	74,530
Ricoh Co., Ltd.	5,400	45,743
Ryohin Keikaku Co., Ltd.	100	19,642
Sankyo Co., Ltd.	2,800	90,625
Santen Pharmaceutical Co., Ltd.	5,600	68,659
Secom Co., Ltd.	2,800	205,208
Sekisui House, Ltd.	2,800	46,705
Seven & i Holdings Co., Ltd.	2,700	103,083
Shimamura Co., Ltd.	300	37,527
Shimano, Inc.	400	62,897
Shin-Etsu Chemical Co., Ltd.	300	23,321
Shionogi & Co., Ltd.	700	33,603
SMC Corp.	300	71,775
SoftBank Group Corp.	2,400	159,780
Sompo Holdings, Inc.	800	27,162
Sony Corp.	2,800	78,621
Start Today Co., Ltd.	1,100	19,041
Sumitomo Chemical Co., Ltd.	2,000	9,534
Sumitomo Corp.	5,712	67,363
Sumitomo Electric Industries, Ltd.	2,900	41,933
Sumitomo Mitsui Financial Group, Inc.	7,300	279,144
Sumitomo Mitsui Trust Holdings, Inc.	2,000	71,728
Suntory Beverage & Food, Ltd.	5,387	224,237
Suruga Bank, Ltd.	800	17,895

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Suzuken Co., Ltd.	1,100	$36,027
Suzuki Motor Corp.	1,500	52,909
Sysmex Corp.	2,000	116,089
T&D Holdings, Inc.	1,700	22,526
Taiheiyo Cement Corp.	9,000	28,551
Taisei Corp.	5,000	35,067
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	166,331
Takeda Pharmaceutical Co., Ltd.	7,400	306,760
Terumo Corp.	2,700	99,889
Tobu Railway Co., Ltd.	28,000	139,238
Tohoku Electric Power Co., Inc.	2,800	35,458
Tokio Marine Holdings, Inc.	2,600	106,911
Tokyo Electric Power Co. Holdings, Inc. (a)	20,700	83,769
Tokyo Gas Co., Ltd.	21,043	95,423
TonenGeneral Sekiyu KK	7,000	73,940
Toray Industries, Inc.	25,000	202,812
Toshiba Corp. (a)	11,000	26,700
Toyo Suisan Kaisha, Ltd.	5,500	199,704
Toyota Motor Corp.	10,000	589,703
Toyota Tsusho Corp.	2,800	73,100
Trend Micro, Inc. (a)	500	17,812
Tsuruha Holdings, Inc.	400	38,067
Unicharm Corp.	2,406	52,757
United Urban Investment Corp.	112	170,830
USS Co., Ltd.	5,600	89,400
West Japan Railway Co.	2,200	135,299
Yahoo! Japan Corp.	11,200	43,116
Yamada Denki Co., Ltd.	16,800	90,745
Yamaguchi Financial Group, Inc.	2,000	21,829
Yamato Holdings Co., Ltd.	5,500	112,065

		17,894,981

LUXEMBOURG — 0.4%
ArcelorMittal (a)	7,469	55,271
RTL Group SA (a)	1,650	121,354
SES SA	4,853	107,109

		283,734

MEXICO — 0.0% (c)
Fresnillo PLC	734	11,074

NETHERLANDS — 2.7%
Aegon NV	9,986	55,065
Akzo Nobel NV	616	38,587
ASML Holding NV	3,387	381,001
Boskalis Westminster	1,034	35,979
EXOR NV	1,009	43,613
Heineken NV	446	33,522
ING Groep NV	9,763	137,678
Koninklijke Ahold Delhaize NV	10,437	220,499
Koninklijke DSM NV	754	45,299
Koninklijke KPN NV	10,380	30,809
Koninklijke Philips NV	1,959	59,921
NN Group NV	4,615	156,715
NXP Semiconductors NV (a)	119	11,663
Randstad Holding NV	716	38,916
Royal Dutch Shell PLC Class A	13,116	363,437
Royal Dutch Shell PLC Class B	11,128	323,682
Wolters Kluwer NV	1,147	41,641

		2,018,027

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	11,863	51,700
Contact Energy, Ltd.	4,216	13,700
Meridian Energy, Ltd.	21,573	39,111
Ryman Healthcare, Ltd.	6,548	37,030
Spark New Zealand, Ltd.	15,137	35,993

		177,534

NORWAY — 0.3%
DNB ASA	3,888	57,997
Gjensidige Forsikring ASA	1,901	30,256
Statoil ASA	4,903	90,226
Telenor ASA	3,385	50,729
Yara International ASA	864	34,128

		263,336

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	11,052	33,736
Jeronimo Martins SGPS SA	2,379	36,986

		70,722

SINGAPORE — 2.0%
ComfortDelGro Corp., Ltd.	28,000	47,872
DBS Group Holdings, Ltd.	27,252	327,092
Keppel Corp., Ltd.	12,811	51,343
Oversea-Chinese Banking Corp., Ltd.	55,602	343,303
Singapore Airlines, Ltd.	28,000	187,416
Singapore Press Holdings, Ltd.	28,000	68,416
Singapore Technologies Engineering, Ltd.	28,000	62,601
Singapore Telecommunications, Ltd.	142,600	360,275
StarHub, Ltd.	28,000	54,461
United Overseas Bank, Ltd.	2,700	38,126

		1,540,905

SOUTH AFRICA — 0.1%
Mondi PLC	2,796	57,558

SPAIN — 2.1%
ACS Actividades de Construccion y Servicios SA	1,481	46,894
Amadeus IT Group SA Class A	4,112	187,234
Banco Bilbao Vizcaya Argentaria SA	23,209	157,013
Banco de Sabadell SA	23,642	32,991
Banco Popular Espanol SA	18,146	17,570
Banco Santander SA	63,875	334,098
CaixaBank SA	13,150	43,552
Distribuidora Internacional de Alimentacion SA	6,182	30,418
Endesa SA	3,580	75,992
Iberdrola SA	13,600	89,424
Industria de Diseno Textil SA	9,539	326,287
Repsol SA	6,898	97,639
Telefonica SA	11,542	107,374

		1,546,486

SWEDEN — 2.3%
Alfa Laval AB	2,450	40,669
Assa Abloy AB Class B	7,154	133,164
Atlas Copco AB Class A	7,665	234,137
Atlas Copco AB Class B	1,677	45,891
Hennes & Mauritz AB Class B	11,666	325,404
Hexagon AB Class B	1,678	60,122

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

ICA Gruppen AB	1,482	$45,335
Investor AB Class B	2,296	86,056
Kinnevik AB Class B	2,715	65,241
L E Lundbergforetagen AB Class B	953	58,588
Nordea Bank AB	8,310	92,663
Sandvik AB	3,889	48,245
Securitas AB Class B	1,217	19,210
Skandinaviska Enskilda Banken AB Class A	4,281	45,027
Skanska AB Class B	3,497	82,800
Svenska Cellulosa AB SCA Class B	1,230	34,837
Svenska Handelsbanken AB Class A	3,247	45,249
Swedbank AB Class A	2,069	50,173
Swedish Match AB	1,257	40,098
Telefonaktiebolaget LM Ericsson Class B	7,722	45,475
Telia Co. AB	22,636	91,470
Volvo AB Class B	4,309	50,468

		1,740,322

SWITZERLAND — 12.6%
ABB, Ltd. (a)	17,095	361,293
Actelion, Ltd. (a)	977	211,963
Adecco Group AG	1,398	91,678
Baloise Holding AG	700	88,365
Barry Callebaut AG (a)	56	68,654
Chocoladefabriken Lindt & Spruengli AG	56	290,648
Cie Financiere Richemont SA	586	38,890
Credit Suisse Group AG (a)	7,889	113,404
EMS-Chemie Holding AG	84	42,771
Galenica AG	28	31,654
Geberit AG	390	156,637
Givaudan SA	139	255,201
Glencore PLC (a)	55,121	188,904
Julius Baer Group, Ltd. (a)	1,888	84,020
Kuehne + Nagel International AG	2,435	322,478
LafargeHolcim, Ltd. (d)	532	28,009
LafargeHolcim, Ltd. (a) (d)	448	23,649
Nestle SA	25,797	1,854,155
Novartis AG	8,869	646,621
Partners Group Holding AG	365	171,394
Roche Holding AG	7,105	1,626,037
Schindler Holding AG	390	68,917
Schindler Holding AG	334	58,463
SGS SA	56	114,165
Sika AG	26	125,146
Sonova Holding AG	2,155	261,649
Swatch Group AG	168	52,350
Swiss Life Holding AG (a)	308	87,338
Swiss Prime Site AG (a)	2,491	204,285
Swiss Re AG	5,118	485,942
Swisscom AG	810	363,498
Syngenta AG	840	332,661
UBS Group AG	10,549	165,550
Wolseley PLC	2,099	128,696
Zurich Insurance Group AG (a)	1,062	292,994

		9,438,079

UNITED KINGDOM — 19.3%
3i Group PLC	5,792	50,384
Aberdeen Asset Management PLC	10,773	34,251
Admiral Group PLC	4,587	103,553

Anglo American PLC (a)	5,570	79,838
Ashtead Group PLC	3,273	63,900
Associated British Foods PLC	3,219	109,184
AstraZeneca PLC	16,258	891,458
Aviva PLC	8,058	48,430
Babcock International Group PLC	3,889	45,796
BAE Systems PLC	29,113	212,783
Barclays PLC	66,144	182,627
Barratt Developments PLC	7,726	44,144
Berkeley Group Holdings PLC	1,425	49,443
BP PLC	68,885	433,760
British American Tobacco PLC	16,026	915,173
BT Group PLC	82,835	375,541
Bunzl PLC	4,784	124,670
Burberry Group PLC	3,972	73,473
Centrica PLC	38,768	112,142
CNH Industrial NV	3,834	33,423
Compass Group PLC	32,947	611,071
Croda International PLC	1,202	47,469
Diageo PLC	25,797	672,585
Direct Line Insurance Group PLC	30,043	137,131
easyJet PLC	851	10,568
Fiat Chrysler Automobiles NV	11,189	102,261
GKN PLC	18,886	77,407
GlaxoSmithKline PLC	20,676	399,064
Hargreaves Lansdown PLC	2,656	39,809
HSBC Holdings PLC	100,352	814,555
IMI PLC	3,217	41,341
Imperial Brands PLC	10,632	465,393
Intertek Group PLC	1,258	54,110
ITV PLC	37,969	96,835
J Sainsbury PLC	12,481	38,447
Johnson Matthey PLC	1,621	63,735
Kingfisher PLC	35,645	154,289
Land Securities Group PLC REIT	3,497	46,063
Legal & General Group PLC	47,705	145,952
Lloyds Banking Group PLC	142,946	110,412
London Stock Exchange Group PLC	449	16,167
Marks & Spencer Group PLC	20,004	86,513
Meggitt PLC	6,715	38,052
Merlin Entertainments PLC (b)	9,595	53,186
National Grid PLC	31,475	370,097
Next PLC	1,259	77,520
Old Mutual PLC	14,943	38,277
Pearson PLC	3,133	31,687
Persimmon PLC	3,303	72,485
Provident Financial PLC	1,121	39,463
Prudential PLC	5,734	115,312
Randgold Resources, Ltd.	2,324	184,216
Reckitt Benckiser Group PLC	9,094	773,780
RELX NV	9,623	162,296
RELX PLC	23,363	418,304
Rio Tinto PLC	3,330	129,963
Rio Tinto, Ltd.	1,091	47,321
Rolls-Royce Holdings PLC (a)	17,598	145,256
Royal Bank of Scotland Group PLC (a)	5,795	16,083
Royal Mail PLC	35,365	201,932
Sage Group PLC	9,707	78,564
Schroders PLC	981	36,341
Severn Trent PLC	1,174	32,234

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Sky PLC	9,318	$114,102
Smith & Nephew PLC	15,391	232,208
Smiths Group PLC	3,636	63,618
SSE PLC	16,301	312,810
St James’s Place PLC	3,944	49,416
Standard Chartered PLC (a)	14,327	117,478
Tate & Lyle PLC	14,872	130,014
Taylor Wimpey PLC	25,127	47,659
Tesco PLC (a)	29,929	76,497
Travis Perkins PLC	1,148	20,597
Unilever NV	15,082	622,231
Unilever PLC	17,626	717,092
United Utilities Group PLC	2,463	27,421
Vodafone Group PLC	125,139	309,024
Whitbread PLC	1,680	78,386
William Hill PLC	13,008	46,645
Wm Morrison Supermarkets PLC	13,484	38,438
WPP PLC	8,954	200,922

		14,482,077

UNITED STATES — 0.1%
Shire PLC	897	51,916

TOTAL COMMON STOCKS (Cost $74,195,188)		74,972,379

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 1/6/17) (a) (Cost $2,229)	6,392	2,373

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f) (Cost $16,619)		16,619

TOTAL INVESTMENTS — 99.8% (Cost $74,214,036)		74,991,371
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		138,737

NET ASSETS — 100.0%		$75,130,108

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$3,765,608	$—	$—	$3,765,608
Austria	51,432	—	—	51,432
Belgium	738,157	—	—	738,157
Denmark	2,483,090	—	—	2,483,090
Finland	880,084	—	—	880,084
France	5,616,121	—	—	5,616,121
Germany	6,288,738	—	—	6,288,738
Hong Kong	3,246,307	—	—	3,246,307
Ireland	629,984	—	—	629,984
Israel	842,278	—	—	842,278
Italy	853,829	—	—	853,829
Japan	17,894,981	—	—	17,894,981
Luxembourg	283,734	—	—	283,734
Mexico	11,074	—	—	11,074
Netherlands	2,018,027	—	—	2,018,027
New Zealand	177,534	—	—	177,534
Norway	263,336	—	—	263,336
Portugal	70,722	—	—	70,722
Singapore	1,540,905	—	—	1,540,905

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
South Africa	$57,558	$—	$—	$57,558
Spain	1,546,486	—	—	1,546,486
Sweden	1,740,322	—	—	1,740,322
Switzerland	9,438,079	—	—	9,438,079
United Kingdom	14,482,077	—	—	14,482,077
United States	51,916	—	—	51,916
Rights
Spain	2,373	—	—	2,373
Short-Term Investment	16,619	—	—	16,619

TOTAL INVESTMENTS	$74,991,371	$—	$—	$74,991,371

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,487	$7,487	3	7,490	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	282,046	265,427	16,619	16,619	24

TOTAL		$7,487				$16,619	$24

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 5.3%
AES Tiete Energia SA	897	$3,858
Ambev SA	44,174	222,587
Ambev SA ADR	235,498	1,156,295
Banco Bradesco SA	10,428	93,364
Banco Bradesco SA Preference Shares	35,765	318,673
Banco do Brasil SA	20,631	178,058
Banco Santander Brasil SA	4,306	39,068
BB Seguridade Participacoes SA	35,916	312,294
BM&FBovespa SA	10,627	53,875
BR Malls Participacoes SA (a)	5,582	20,495
Braskem SA Class A, Preference Shares	2,584	27,192
BRF SA	1,446	21,437
BRF SA ADR	6,587	97,224
CCR SA	3,790	18,585
Centrais Eletricas Brasileiras SA (a)	1,900	13,316
Centrais Eletricas Brasileiras SA ADR (a)	1,395	10,993
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	490	3,898
CETIP SA — Mercados Organizados	15,948	218,540
Cia Brasileira de Distribuicao ADR	3,039	50,295
Cia Brasileira de Distribuicao Preference Shares	532	8,949
Cia de Saneamento Basico do Estado de Sao Paulo	434	3,839
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,574	22,342
Cia Energetica de Minas Gerais ADR	18,697	42,629
Cia Energetica de Minas Gerais Preference Shares	4,886	11,574
Cia Paranaense de Energia ADR	2,033	17,240
Cia Paranaense de Energia Preference Shares	406	3,413
Cia Siderurgica Nacional SA (a)	1,232	4,107
Cia Siderurgica Nacional SA ADR (a)	6,933	22,394
Cielo SA	79,292	679,465
Cosan SA Industria e Comercio	650	7,619
CPFL Energia SA ADR	7,656	117,902
Duratex SA (a)	3,346	6,991
EDP — Energias do Brasil SA	9,930	40,883
Embraer SA	980	4,818
Embraer SA ADR	1,815	34,939
Engie Brasil Energia SA	7,117	76,534
Equatorial Energia SA	7,884	131,775
Fibria Celulose SA ADR	1,150	11,051
Gerdau SA Preference Shares	12,010	39,853
Hypermarcas SA	982	7,884
Itau Unibanco Holding SA Preference Shares	7,493	77,930
Itau Unibanco Holding SA Preference Shares ADR	29,863	306,992
Itausa — Investimentos Itau SA Preference Shares	212,639	540,956
JBS SA	15,676	54,907
Klabin SA	2,404	13,088
Kroton Educacional SA	8,772	35,927
Localiza Rent a Car SA	700	7,360
Lojas Americanas SA	700	2,682

Lojas Americanas SA Preference Shares	1,680	8,775
Lojas Renner SA	26,722	190,232
M Dias Branco SA	1,354	47,846
Multiplan Empreendimentos Imobiliarios SA	200	3,649
Natura Cosmeticos SA	604	4,272
Odontoprev SA	13,550	52,456
Petroleo Brasileiro SA (a)	12,464	64,872
Petroleo Brasileiro SA ADR (a)	18,848	190,553
Petroleo Brasileiro SA Preference Shares (a)	24,620	112,483
Petroleo Brasileiro SA Preference Shares ADR (a)	24,856	218,981
Porto Seguro SA	916	7,571
Qualicorp SA	746	4,412
Raia Drogasil SA	7,492	140,853
Rumo Logistica Operadora Multimodal SA (a)	6,735	12,706
Sul America SA	10,288	56,897
Suzano Papel e Celulose SA Class A, Preference Shares	1,300	5,672
Telefonica Brasil SA ADR	4,024	53,841
Telefonica Brasil SA Preference Shares	644	8,722
Tim Participacoes SA	1,806	4,345
Tim Participacoes SA ADR	1,991	23,494
Ultrapar Participacoes SA	378	7,950
Ultrapar Participacoes SA ADR	2,119	43,948
Vale SA	2,986	23,560
Vale SA ADR	7,140	54,407
Vale SA Preference Shares	5,651	40,524
Vale SA Preference Shares ADR	11,204	77,196
WEG SA	21,338	101,619

		6,757,926

CHILE — 1.5%
AES Gener SA	25,647	9,160
Aguas Andinas SA Class A	579,030	301,478
Banco de Chile	1,044,034	122,363
Banco de Chile ADR	6,902	486,246
Banco de Credito e Inversiones	1,525	77,172
Banco Santander Chile	90,118	5,013
Banco Santander Chile ADR	1,245	27,228
Cencosud SA	2,352	6,601
Cencosud SA ADR	4,055	34,062
Cia Cervecerias Unidas SA	2,142	22,370
Cia Cervecerias Unidas SA ADR	2,728	57,233
Colbun SA	265,234	52,185
Embotelladora Andina SA Class B, Preference Shares	1,220	4,538
Empresa Nacional de Telecomunicaciones SA (a)	1,189	12,616
Empresas CMPC SA	15,627	31,950
Empresas COPEC SA	8,458	81,051
Enel Americas SA	23,688	3,850
Enel Americas SA ADR	3,316	27,224
Enel Chile SA	30,114	2,788
Enel Chile SA ADR	3,316	15,088
Enel Generacion Chile SA	26,934	17,771
Enel Generacion Chile SA ADR	1,947	37,850
Itau CorpBanca ADR	960	11,942

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Latam Airlines Group SA (a)	616	$5,190
Latam Airlines Group SA ADR (a)	2,832	23,166
SACI Falabella	55,759	441,179
Sociedad Quimica y Minera de Chile SA ADR	742	21,258
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	84	2,394

		1,940,966

CHINA — 24.9%
3SBio, Inc. (a) (b)	70,390	68,546
58.com, Inc. ADR (a)	118	3,304
AAC Technologies Holdings, Inc.	64,000	581,544
Agricultural Bank of China, Ltd. Class H	987,000	404,824
Air China, Ltd. Class H	26,000	16,600
Alibaba Group Holding, Ltd. ADR (a)	26,081	2,290,173
Aluminum Corp. of China, Ltd. Class H (a)	74,000	30,542
Anhui Conch Cement Co., Ltd. Class H	14,000	38,101
ANTA Sports Products, Ltd.	98,000	292,617
AviChina Industry & Technology Co., Ltd. Class H	4,000	2,755
Baidu, Inc. ADR (a)	13,950	2,293,520
Bank of China, Ltd. Class H	3,054,071	1,355,063
Bank of Communications Co., Ltd. Class H	274,000	198,260
Beijing Capital International Airport Co., Ltd. Class H	126,000	127,411
Beijing Enterprises Holdings, Ltd.	9,500	44,908
Beijing Enterprises Water Group, Ltd.	40,000	26,621
Belle International Holdings, Ltd.	330,000	185,576
Brilliance China Automotive Holdings, Ltd.	136,000	187,341
Byd Co., Ltd. Class H	1,500	7,903
CGN Power Co., Ltd. Class H (b)	77,100	21,181
China Cinda Asset Management Co., Ltd. Class H	134,548	48,765
China CITIC Bank Corp., Ltd. Class H	371,000	235,908
China Coal Energy Co., Ltd. Class H (a)	34,000	16,138
China Communications Construction Co., Ltd. Class H	94,000	108,147
China Communications Services Corp., Ltd. Class H	230,000	146,547
China Conch Venture Holdings, Ltd.	11,000	19,579
China Construction Bank Corp. Class H	2,517,394	1,938,418
China Everbright Bank Co., Ltd. Class H	326,274	148,552
China Everbright International, Ltd.	7,000	7,936
China Everbright, Ltd.	12,000	22,845
China Evergrande Group	70,000	43,608
China Galaxy Securities Co., Ltd. Class H	31,334	28,250
China Huarong Asset Management Co., Ltd. (a) (b)	162,000	58,296
China Huishan Dairy Holdings Co., Ltd.	892,393	346,453
China Jinmao Holdings Group, Ltd.	34,000	9,165
China Life Insurance Co., Ltd. Class H	69,000	179,772
China Longyuan Power Group Corp., Ltd. Class H	33,000	25,793
China Medical System Holdings, Ltd.	160,700	254,528
China Mengniu Dairy Co., Ltd.	110,000	211,965

China Merchants Bank Co., Ltd. Class H	68,500	160,622
China Merchants Port Holdings Co., Ltd.	22,607	56,101
China Minsheng Banking Corp., Ltd. Class H	158,300	169,261
China Mobile, Ltd.	298,997	3,170,009
China National Building Material Co., Ltd. Class H	138,000	67,103
China Oilfield Services, Ltd. Class H	40,000	37,146
China Overseas Land & Investment, Ltd.	180,000	477,096
China Pacific Insurance Group Co., Ltd. Class H	24,800	86,525
China Petroleum & Chemical Corp. Class H	942,395	668,525
China Power International Development, Ltd.	66,000	23,921
China Railway Construction Corp., Ltd. Class H	50,500	65,005
China Railway Group, Ltd. Class H	91,000	74,883
China Resources Beer Holdings Co., Ltd. (a)	70,092	139,223
China Resources Gas Group, Ltd.	70,000	196,823
China Resources Land, Ltd.	26,444	59,483
China Resources Power Holdings Co., Ltd.	70,267	111,657
China Shenhua Energy Co., Ltd. Class H	52,000	97,922
China Southern Airlines Co., Ltd. Class H	34,000	17,673
China State Construction International Holdings, Ltd.	64,000	95,755
China Taiping Insurance Holdings Co., Ltd. (a)	24,610	50,787
China Telecom Corp., Ltd. Class H	286,000	132,060
China Unicom Hong Kong, Ltd.	136,000	158,398
China Vanke Co., Ltd. Class H	56,092	128,055
Chongqing Changan Automobile Co., Ltd. Class B	46,100	65,941
Chongqing Rural Commercial Bank Co., Ltd. Class H	68,000	39,906
CITIC Securities Co., Ltd. Class H	14,500	29,474
CITIC, Ltd.	71,000	101,649
CNOOC, Ltd.	299,000	374,080
COSCO SHIPPING Ports, Ltd.	73,415	73,764
Country Garden Holdings Co., Ltd.	74,266	41,572
CRRC Corp., Ltd. Class H	39,000	35,010
CSPC Pharmaceutical Group, Ltd.	332,000	354,560
Ctrip.com International, Ltd. ADR (a)	875	35,000
Dongfeng Motor Group Co., Ltd. Class H	160,000	156,220
ENN Energy Holdings, Ltd.	6,000	24,687
Fang Holdings, Ltd. ADR (a)	42	138
Far East Horizon, Ltd.	22,000	18,870
Fosun International, Ltd.	32,500	46,026
Fuyao Glass Industry Group Co., Ltd. Class H (b)	17,600	54,595
Geely Automobile Holdings, Ltd.	25,000	23,894
GF Securities Co., Ltd. Class H	16,800	35,060
GOME Electrical Appliances Holding, Ltd.	202,000	24,491
Great Wall Motor Co., Ltd. Class H	162,500	151,745
Guangdong Investment, Ltd.	492,000	649,811

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Guangzhou Automobile Group Co., Ltd. Class H	12,000	$14,518
Guangzhou R&F Properties Co., Ltd. Class H	22,800	27,584
Haitian International Holdings, Ltd.	25,000	49,077
Haitong Securities Co., Ltd. Class H	26,000	44,601
Hengan International Group Co., Ltd.	65,874	483,871
Huaneng Power International, Inc. Class H	84,000	55,688
Huaneng Renewables Corp., Ltd. Class H	38,000	12,351
Huatai Securities Co., Ltd. Class H (b)	14,243	27,188
Industrial & Commercial Bank of China, Ltd. Class H	2,299,448	1,379,108
JD.com, Inc. ADR (a)	2,182	55,510
Jiangsu Expressway Co., Ltd. Class H	264,000	333,697
Jiangxi Copper Co., Ltd. Class H	27,000	37,680
Kingsoft Corp., Ltd.	2,000	4,102
Kunlun Energy Co., Ltd.	36,000	26,931
Lenovo Group, Ltd.	240,915	146,044
Longfor Properties Co., Ltd.	20,500	26,018
NetEase, Inc. ADR	4,994	1,075,408
New China Life Insurance Co., Ltd. Class H	8,200	37,652
New Oriental Education & Technology Group, Inc. ADR (a)	7,503	315,876
People’s Insurance Co. Group of China, Ltd. Class H	144,000	56,834
PetroChina Co., Ltd. Class H	560,000	417,482
PICC Property & Casualty Co., Ltd. Class H	218,180	339,941
Ping An Insurance Group Co. of China, Ltd. Class H	42,000	210,186
Qunar Cayman Islands, Ltd. ADR (a)	5	151
Semiconductor Manufacturing International Corp. (a)	198,200	311,367
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	68,000	45,432
Shanghai Electric Group Co., Ltd. Class H (a)	36,000	16,112
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	1,500	4,595
Shanghai Industrial Holdings, Ltd.	7,000	18,960
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	102,127	149,514
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	41,800	95,858
Shenzhou International Group Holdings, Ltd.	103,000	651,625
SINA Corp. (a)	211	12,827
Sino-Ocean Group Holding, Ltd.	65,000	29,091
Sinopec Engineering Group Co., Ltd. Class H	62,741	52,357
Sinopec Shanghai Petrochemical Co., Ltd. Class H	26,000	14,085
Sinopharm Group Co., Ltd. Class H	25,600	105,495
Sinotrans, Ltd. Class H	32,000	14,281
SOHO China, Ltd.	22,000	10,839
Sunac China Holdings, Ltd.	32,889	27,361

Sunny Optical Technology Group Co., Ltd.	27,293	119,512
TAL Education Group ADR (a)	3,920	274,988
Tencent Holdings, Ltd.	116,378	2,847,476
Tingyi Cayman Islands Holding Corp.	18,000	21,893
TravelSky Technology, Ltd. Class H	117,000	245,977
Tsingtao Brewery Co., Ltd. Class H	22,000	83,140
Vipshop Holdings, Ltd. ADR (a)	1,426	15,700
Want Want China Holdings, Ltd.	315,000	201,924
Weichai Power Co., Ltd. Class H	10,000	15,400
Yanzhou Coal Mining Co., Ltd. Class H	30,000	20,469
YY, Inc. ADR (a)	93	3,666
Zhejiang Expressway Co., Ltd. Class H	340,000	324,513
Zhuzhou CRRC Times Electric Co., Ltd.	25,000	126,884
Zijin Mining Group Co., Ltd. Class H	126,000	40,629
ZTE Corp. Class H	8,280	14,396

		31,701,845

COLOMBIA — 0.2%
Bancolombia SA ADR	932	34,186
Bancolombia SA Preference Shares	714	6,465
Cementos Argos SA	1,555	6,143
Corp. Financiera Colombiana SA	5,659	69,899
Ecopetrol SA (a)	9,534	4,383
Ecopetrol SA ADR (a)	2,793	25,277
Grupo Argos SA	2,801	17,989
Grupo Aval Acciones y Valores SA Preference Shares	32,251	13,053
Grupo de Inversiones Suramericana SA	2,183	27,778
Grupo de Inversiones Suramericana SA Preference Shares	8,379	103,272
Interconexion Electrica SA ESP	2,436	8,098

		316,543

CZECH REPUBLIC — 0.3%
CEZ A/S	3,551	59,604
Komercni banka A/S	4,368	150,897
Moneta Money Bank A/S (a) (b)	27,743	89,669
O2 Czech Republic A/S	9,742	98,797

		398,967

EGYPT — 0.3%
Commercial International Bank Egypt SAE GDR	94,733	345,776
Talaat Moustafa Group	20,698	10,423

		356,199

GREECE — 0.2%
Alpha Bank AE (a)	36,701	73,550
Eurobank Ergasias SA (a)	38,182	25,976
FF Group (a)	440	8,924
Hellenic Telecommunications Organization SA	2,231	21,013
JUMBO SA	633	10,055
National Bank of Greece SA (a)	124,358	32,529
OPAP SA	9,963	88,271
Piraeus Bank SA (a)	197,433	43,523
Titan Cement Co. SA	324	7,621

		311,462

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

HONG KONG — 0.9%
Alibaba Pictures Group, Ltd. (a)	10,000	$1,625
China Gas Holdings, Ltd.	30,000	40,706
Fullshare Holdings, Ltd.	719,580	335,977
GCL-Poly Energy Holdings, Ltd. (a)	197,000	23,631
Haier Electronics Group Co., Ltd.	67,000	105,428
Hanergy Thin Film Power Group, Ltd. (a) (c)	598,000	—
Nine Dragons Paper Holdings, Ltd.	14,000	12,694
Shimao Property Holdings, Ltd.	35,500	46,429
Sino Biopharmaceutical, Ltd.	458,000	322,537
Sun Art Retail Group, Ltd.	272,332	238,852

		1,127,879

HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	3,008	211,964
OTP Bank PLC	2,401	68,874
Richter Gedeon Nyrt	12,456	264,150

		544,988

INDIA — 8.9%
ACC, Ltd.	193	3,785
Adani Ports & Special Economic Zone, Ltd.	3,747	14,821
Ambuja Cements, Ltd.	2,581	7,845
Apollo Hospitals Enterprise, Ltd.	134	2,330
Ashok Leyland, Ltd.	1,669	1,970
Asian Paints, Ltd.	35,592	467,279
Aurobindo Pharma, Ltd.	14,892	146,857
Axis Bank, Ltd.	14,219	94,266
Bajaj Auto, Ltd.	4,193	162,617
Bajaj Finance, Ltd.	200	2,482
Bharat Forge, Ltd.	339	4,528
Bharat Heavy Electricals, Ltd.	7,216	12,886
Bharat Petroleum Corp., Ltd.	24,575	230,108
Bharti Airtel, Ltd.	7,525	33,889
Bharti Infratel, Ltd.	19,791	100,151
Bosch, Ltd.	279	86,532
Cadila Healthcare, Ltd.	12,899	67,783
Cairn India, Ltd.	6,346	22,642
Cipla, Ltd.	4,576	38,350
Coal India, Ltd.	44,559	196,960
Container Corp. Of India, Ltd.	136	2,224
Dabur India, Ltd.	100,192	410,615
Divi’s Laboratories, Ltd.	14,101	162,825
Dr Reddy’s Laboratories, Ltd.	471	21,238
Dr Reddy’s Laboratories, Ltd. ADR	5,443	246,459
Eicher Motors, Ltd.	660	212,023
GAIL India, Ltd.	490	3,171
GAIL India, Ltd. GDR	693	26,507
Glenmark Pharmaceuticals, Ltd.	271	3,548
Godrej Consumer Products, Ltd.	4,369	97,200
Havells India, Ltd.	11,594	58,465
HCL Technologies, Ltd.	37,234	454,220
Hero MotoCorp, Ltd.	2,455	110,095
Hindalco Industries, Ltd.	17,183	39,255
Hindustan Petroleum Corp., Ltd.	6,667	43,350
Hindustan Unilever, Ltd.	46,458	565,649
Housing Development Finance Corp., Ltd.	8,067	150,072

ICICI Bank, Ltd.	1,722	6,478
ICICI Bank, Ltd. ADR	4,473	33,503
Idea Cellular, Ltd.	21,487	23,475
Indiabulls Housing Finance, Ltd.	1,806	17,303
Infosys, Ltd.	37,432	557,371
Infosys, Ltd. ADR	76,067	1,128,074
ITC, Ltd.	175,913	626,335
JSW Steel, Ltd.	764	18,321
Larsen & Toubro, Ltd.	252	5,009
Larsen & Toubro, Ltd. GDR	1,328	26,427
LIC Housing Finance, Ltd.	1,712	14,118
Lupin, Ltd.	10,757	235,673
Mahindra & Mahindra Financial Services, Ltd.	1,058	4,213
Mahindra & Mahindra, Ltd.	336	5,865
Mahindra & Mahindra, Ltd. GDR	2,151	37,858
Marico, Ltd.	56,804	217,984
Maruti Suzuki India, Ltd.	4,484	351,449
Motherson Sumi Systems, Ltd.	15,985	76,887
Nestle India, Ltd.	1,036	92,020
NTPC, Ltd.	17,013	41,298
Oil & Natural Gas Corp., Ltd.	14,260	40,204
Piramal Enterprises, Ltd.	149	3,567
Power Finance Corp., Ltd.	10,179	18,290
Reliance Industries, Ltd.	3,159	50,380
Reliance Industries, Ltd. GDR (b)	5,750	181,413
Shree Cement, Ltd.	11	2,388
Shriram Transport Finance Co., Ltd.	991	12,462
Siemens, Ltd.	93	1,524
State Bank of India GDR	2,372	87,171
Sun Pharmaceutical Industries, Ltd.	59,841	555,471
Tata Consultancy Services, Ltd.	36,222	1,262,486
Tata Motors, Ltd. (d)	7,160	31,554
Tata Motors, Ltd. (d)	3,574	24,855
Tata Motors, Ltd. ADR	3,224	110,873
Tata Power Co., Ltd.	8,054	9,007
Tata Steel, Ltd.	742	4,277
Tata Steel, Ltd. GDR	4,458	25,099
Tech Mahindra, Ltd.	22,332	160,868
Titan Co., Ltd.	19,342	93,133
UltraTech Cement, Ltd.	253	12,116
United Spirits, Ltd. (a)	35	1,002
UPL, Ltd.	13,146	125,320
Vedanta, Ltd.	6,938	22,096
Wipro, Ltd.	32,110	224,467
Wipro, Ltd. ADR	25,288	244,788
Yes Bank, Ltd.	1,667	28,404
Zee Entertainment Enterprises, Ltd.	20,908	139,566

		11,297,439

INDONESIA — 4.1%
Adaro Energy Tbk PT	143,800	18,092
AKR Corporindo Tbk PT	9,800	4,364
Astra International Tbk PT	133,800	82,182
Bank Central Asia Tbk PT	978,725	1,126,015
Bank Danamon Indonesia Tbk PT	67,600	18,615
Bank Mandiri Persero Tbk PT	100,000	85,916
Bank Negara Indonesia Persero Tbk PT	120,900	49,580
Bank Rakyat Indonesia Persero Tbk PT	504,600	437,276
Bumi Serpong Damai Tbk PT	59,800	7,790

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Charoen Pokphand Indonesia Tbk PT	289,500	$66,399
Gudang Garam Tbk PT	29,400	139,444
Hanjaya Mandala Sampoerna Tbk PT	934,300	265,605
Indocement Tunggal Prakarsa Tbk PT	72,100	82,415
Indofood CBP Sukses Makmur Tbk PT	202,400	128,824
Indofood Sukses Makmur Tbk PT	215,500	126,765
Jasa Marga Persero Tbk PT	72,700	23,311
Kalbe Farma Tbk PT	2,719,700	305,834
Lippo Karawaci Tbk PT	144,900	7,744
Matahari Department Store Tbk PT	132,000	148,191
Media Nusantara Citra Tbk PT	22,000	2,866
Perusahaan Gas Negara Persero Tbk	153,700	30,803
Semen Indonesia Persero Tbk PT	131,400	89,486
Summarecon Agung Tbk PT	47,000	4,622
Surya Citra Media Tbk PT	311,600	64,760
Telekomunikasi Indonesia Persero Tbk PT	3,964,621	1,171,215
Tower Bersama Infrastructure Tbk PT	134,506	49,719
Unilever Indonesia Tbk PT	202,100	582,036
United Tractors Tbk PT	20,500	32,334
Waskita Karya Persero Tbk PT	13,300	2,517
XL Axiata Tbk PT (a)	27,100	4,647

		5,159,367

MALAYSIA — 3.6%
AirAsia Bhd	10,400	5,309
Alliance Financial Group Bhd	6,900	5,722
AMMB Holdings Bhd	37,000	35,548
Astro Malaysia Holdings Bhd	6,700	3,883
Axiata Group Bhd	23,147	24,354
Berjaya Sports Toto Bhd	59,657	39,363
British American Tobacco Malaysia Bhd	7,200	71,583
CIMB Group Holdings Bhd	54,135	54,425
Dialog Group Bhd	8,000	2,746
DiGi.Com Bhd	159,600	171,839
Felda Global Ventures Holdings Bhd	17,200	5,943
Gamuda Bhd	7,800	8,311
Genting Bhd	22,800	40,660
Genting Malaysia Bhd	28,000	28,587
Genting Plantations Bhd	800	1,926
HAP Seng Consolidated Bhd	15,800	31,205
Hartalega Holdings Bhd	46,400	49,958
Hong Leong Bank Bhd	117,120	352,456
Hong Leong Financial Group Bhd	2,900	9,193
IHH Healthcare Bhd	444,300	628,913
IJM Corp. Bhd	29,400	20,972
IOI Corp. Bhd	14,900	14,614
IOI Properties Group Bhd	14,647	6,857
Kuala Lumpur Kepong Bhd	2,600	13,910
Lafarge Malaysia Bhd	1,300	2,084
Malayan Banking Bhd	296,060	541,171
Malaysia Airports Holdings Bhd	3,100	4,188
Maxis Bhd	299,700	399,511
MISC Bhd	8,700	14,254
Petronas Chemicals Group Bhd	167,200	260,155
Petronas Dagangan Bhd	20,000	106,108
Petronas Gas Bhd	93,600	444,423
PPB Group Bhd	3,300	11,667
Public Bank Bhd	149,775	658,396
RHB Capital Bhd	13,138	13,794
SapuraKencana Petroleum Bhd (a)	59,400	21,451

Sime Darby Bhd	19,527	35,258
Telekom Malaysia Bhd	90,285	119,749
Tenaga Nasional Bhd	77,600	240,446
UMW Holdings Bhd	7,400	7,539
Westports Holdings Bhd	80,638	77,294
YTL Corp. Bhd	58,900	20,351
YTL Power International Bhd	17,800	5,912

		4,612,028

MEXICO — 2.6%
Alfa SAB de CV Class A	35,281	44,012
America Movil SAB de CV Series L	367,528	232,454
Arca Continental SAB de CV	50,019	262,386
Cemex SAB de CV Series CPO (a)	101,757	81,696
Coca-Cola Femsa SAB de CV Series L	9,861	62,881
El Puerto de Liverpool SAB de CV Series C1	40,196	291,790
Fibra Uno Administracion SA de CV REIT	39,429	60,785
Fomento Economico Mexicano SAB de CV	8,342	63,844
Gentera SAB de CV	41,128	66,639
Gruma SAB de CV Class B	17,096	218,332
Grupo Aeroportuario del Pacifico SAB de CV Class B	44,563	368,764
Grupo Aeroportuario del Sureste SAB de CV Class B	13,568	196,702
Grupo Bimbo SAB de CV Series A	18,817	42,938
Grupo Carso SAB de CV Series A1	4,629	18,791
Grupo Financiero Banorte SAB de CV Series O	24,532	121,818
Grupo Financiero Inbursa SAB de CV Series O	23,075	35,136
Grupo Financiero Santander Mexico SAB de CV Class B	19,637	28,433
Grupo Lala SAB de CV	25,475	37,357
Grupo Mexico SAB de CV Series B	36,466	99,885
Grupo Televisa SAB Series CPO	15,409	64,713
Industrias Penoles SAB de CV	533	9,988
Infraestructura Energetica Nova SAB de CV	22,179	97,247
Kimberly-Clark de Mexico SAB de CV Class A	5,246	9,508
Mexichem SAB de CV	9,914	22,666
OHL Mexico SAB de CV	12,902	12,770
Promotora y Operadora de Infraestructura SAB de CV	10,226	85,862
Wal-Mart de Mexico SAB de CV	336,602	605,349

		3,242,746

NETHERLANDS — 0.1%
Steinhoff International Holdings NV	22,482	117,186
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR (d)	432	4,968
Cia de Minas Buenaventura SAA ADR (d)	4,444	50,129
Credicorp, Ltd.	3,541	558,982
Southern Copper Corp. (d)	24	775
Southern Copper Corp. (d)	412	13,159

		628,013

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

PHILIPPINES — 1.6%
Aboitiz Equity Ventures, Inc.	209,410	$298,239
Aboitiz Power Corp.	333,400	279,664
Alliance Global Group, Inc.	22,800	5,861
Ayala Corp.	1,050	15,429
Ayala Land, Inc.	20,300	13,067
Bank of the Philippine Islands	163,120	291,376
BDO Unibank, Inc.	121,480	273,933
DMCI Holdings, Inc.	169,530	45,219
Energy Development Corp.	68,900	7,138
Globe Telecom, Inc.	130	3,946
GT Capital Holdings, Inc.	640	16,350
International Container Terminal Services, Inc.	3,180	4,602
JG Summit Holdings, Inc.	12,290	16,725
Jollibee Foods Corp.	71,490	278,985
Megaworld Corp.	103,000	7,397
Metro Pacific Investments Corp.	83,000	11,120
Metropolitan Bank & Trust Co.	67,111	98,009
PLDT, Inc.	1,081	29,682
Robinsons Land Corp.	40,500	21,182
Security Bank Corp.	6,670	25,493
SM Investments Corp.	1,285	16,931
SM Prime Holdings, Inc.	36,200	20,644
Universal Robina Corp.	64,860	213,319

		1,994,311

POLAND — 1.1%
Alior Bank SA (a)	661	8,581
Bank Handlowy w Warszawie SA	391	7,155
Bank Millennium SA (a)	14,873	18,492
Bank Pekao SA	6,986	210,536
Bank Zachodni WBK SA	1,313	99,396
CCC SA	109	5,315
Cyfrowy Polsat SA (a)	7,611	44,853
Eurocash SA	6,360	59,939
Grupa Azoty SA	485	7,281
Grupa Lotos SA (a)	5,997	54,952
KGHM Polska Miedz SA	2,894	64,115
LPP SA	61	82,910
mBank SA (a)	217	17,428
Orange Polska SA	11,715	15,463
PGE Polska Grupa Energetyczna SA	94,206	235,837
Polski Koncern Naftowy Orlen SA	10,086	206,103
Polskie Gornictwo Naftowe i Gazownictwo SA	24,642	33,235
Powszechna Kasa Oszczednosci Bank Polski SA (a)	14,015	94,479
Powszechny Zaklad Ubezpieczen SA	6,571	52,278
Synthos SA	4,712	5,147
Tauron Polska Energia SA (a)	56,637	38,669

		1,362,164

QATAR — 1.4%
Barwa Real Estate Co.	1,726	15,760
Commercial Bank QSC	12,359	110,306
Doha Bank QSC	7,877	75,495
Ezdan Holding Group QSC	1,776	7,369
Industries Qatar QSC	6,226	200,899
Masraf Al Rayan QSC	5,087	52,527

Ooredoo QSC	1,130	31,591
Qatar Electricity & Water Co. QSC	7,117	443,664
Qatar Gas Transport Co., Ltd.	7,196	45,630
Qatar Insurance Co. SAQ	9,403	218,975
Qatar Islamic Bank SAQ	7,912	225,753
Qatar National Bank SAQ	6,998	313,059

		1,741,028

ROMANIA — 0.1%
New Europe Property Investments PLC	12,118	140,897

RUSSIA — 4.1%
Alrosa PJSC	114,691	182,153
Gazprom PJSC ADR	194,414	981,791
Lukoil PJSC ADR	11,860	665,346
Magnit PJSC GDR	15,098	666,577
MMC Norilsk Nickel PJSC ADR	2,580	43,318
Mobile TeleSystems PJSC ADR	25,845	235,448
Moscow Exchange MICEX-RTS PJSC (a)	9,031	18,500
Novatek PJSC GDR	300	38,940
PhosAgro PJSC GDR	384	5,856
Rosneft Oil Co. PJSC	17,190	113,387
Rosneft Oil Co. PJSC GDR	30,049	195,318
Rostelecom PJSC ADR	3,093	25,537
RusHydro PJSC ADR	22,813	33,193
Sberbank of Russia PJSC ADR	48,250	558,528
Severstal PJSC GDR	873	13,270
Sistema PJSC FC GDR	2,537	22,833
Surgutneftegas OJSC ADR (d)	56,850	291,640
Surgutneftegas OJSC ADR (d)	56,457	284,826
Tatneft PJSC ADR (d)	9,256	381,532
Tatneft PJSC ADR (d)	1,551	64,661
Transneft PJSC Preference Shares	87	282,120
VTB Bank PJSC	45,119,561	54,053
VTB Bank PJSC GDR	41,504	99,070

		5,257,897

SOUTH AFRICA — 4.6%
African Bank Investments, Ltd. (a) (c)	1,693	—
Anglo American Platinum, Ltd. (a)	235	4,544
AngloGold Ashanti, Ltd. (a)	3,131	34,934
Aspen Pharmacare Holdings, Ltd.	1,388	28,783
Barclays Africa Group, Ltd.	6,759	83,377
Bid Corp., Ltd.	14,063	252,106
Bidvest Group, Ltd.	18,184	241,013
Brait SE (a)	4,668	29,889
Capitec Bank Holdings, Ltd.	1,628	82,739
Coronation Fund Managers, Ltd.	12,245	63,119
Discovery, Ltd.	2,325	19,467
Exxaro Resources, Ltd.	2,753	18,018
FirstRand, Ltd.	170,095	661,349
Fortress Income Fund, Ltd.	2,474	5,849
Fortress Income Fund, Ltd. Class A	88,280	106,969
Foschini Group, Ltd.	8,169	95,059
Gold Fields, Ltd.	6,631	21,137
Growthpoint Properties, Ltd. REIT	18,694	35,392
Hyprop Investments, Ltd.	1,707	14,643
Impala Platinum Holdings, Ltd. (a)	7,534	23,547
Imperial Holdings, Ltd.	3,108	41,464
Investec, Ltd.	1,298	8,614

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Liberty Holdings, Ltd.	5,205	$42,249
Life Healthcare Group Holdings, Ltd.	45,427	108,294
Massmart Holdings, Ltd.	5,376	49,597
MMI Holdings, Ltd.	14,096	24,316
Mondi, Ltd.	4,905	100,428
Mr. Price Group, Ltd.	14,090	164,392
MTN Group, Ltd.	20,934	193,144
Naspers, Ltd. Class N	635	93,525
Nedbank Group, Ltd.	2,635	45,885
Netcare, Ltd.	39,003	90,812
Pick n Pay Stores, Ltd.	41,535	193,536
Pioneer Foods Group, Ltd.	5,010	56,409
PSG Group, Ltd.	401	6,409
Rand Merchant Investment Holdings, Ltd.	27,482	79,984
Redefine Properties, Ltd. REIT	25,730	21,054
Remgro, Ltd.	3,984	64,982
Resilient REIT, Ltd.	2,615	21,878
RMB Holdings, Ltd.	37,128	180,278
Sanlam, Ltd.	62,415	287,086
Sappi, Ltd. (a)	6,977	45,893
Sasol, Ltd.	8,196	239,078
Shoprite Holdings, Ltd.	19,808	248,357
Sibanye Gold, Ltd.	5,469	10,154
SPAR Group, Ltd.	18,254	265,073
Standard Bank Group, Ltd.	16,239	180,202
Telkom SA SOC, Ltd.	3,390	18,342
Tiger Brands, Ltd.	7,921	230,436
Truworths International, Ltd.	24,746	144,169
Tsogo Sun Holdings, Ltd.	2,756	5,562
Vodacom Group, Ltd.	43,429	483,991
Woolworths Holdings, Ltd.	43,786	227,399

		5,794,926

SOUTH KOREA — 12.9%
Amorepacific Corp.	1,264	336,460
Amorepacific Corp. Preference Shares	360	61,252
AMOREPACIFIC Group	689	75,871
BGF retail Co., Ltd.	854	57,838
BNK Financial Group, Inc.	7,495	53,864
Celltrion, Inc. (a)	90	8,003
Cheil Worldwide, Inc.	2,711	35,352
CJ CheilJedang Corp.	264	78,142
CJ Corp.	309	47,842
CJ E&M Corp.	78	4,579
CJ Korea Express Corp. (a)	664	98,407
Coway Co., Ltd.	3,063	223,930
Daelim Industrial Co., Ltd.	377	27,187
Daewoo Engineering & Construction Co., Ltd. (a)	1,280	5,384
DGB Financial Group, Inc.	4,955	40,081
Dongbu Insurance Co., Ltd.	6,543	338,580
Dongsuh Cos., Inc.	104	2,372
Doosan Heavy Industries & Construction Co., Ltd.	1,311	29,524
E-MART, Inc.	702	106,364
GS Engineering & Construction Corp. (a)	864	18,957
GS Holdings Corp.	632	28,309
GS Retail Co., Ltd.	132	5,202
Hana Financial Group, Inc.	7,566	195,759

Hankook Tire Co., Ltd.	1,113	53,448
Hanmi Pharm Co., Ltd.	7	1,771
Hanmi Science Co., Ltd.	10	506
Hanon Systems	6,507	55,491
Hanssem Co., Ltd.	453	74,637
Hanwha Chemical Corp.	1,288	26,340
Hanwha Corp.	2,164	62,799
Hanwha Life Insurance Co., Ltd.	4,982	26,935
Hanwha Techwin Co., Ltd.	219	7,878
Hotel Shilla Co., Ltd.	70	2,791
Hyosung Corp.	398	47,946
Hyundai Department Store Co., Ltd.	165	14,891
Hyundai Development Co.-Engineering & Construction	206	7,667
Hyundai Engineering & Construction Co., Ltd.	1,498	53,084
Hyundai Glovis Co., Ltd.	204	26,095
Hyundai Heavy Industries Co., Ltd. (a)	778	93,723
Hyundai Marine & Fire Insurance Co., Ltd.	5,921	154,422
Hyundai Mobis Co., Ltd.	3,450	754,098
Hyundai Motor Co.	4,398	531,634
Hyundai Motor Co. GDR	224	8,747
Hyundai Motor Co. Preference Shares (d)	1,372	112,913
Hyundai Motor Co. Preference Shares (d)	712	56,415
Hyundai Steel Co.	1,884	88,912
Hyundai Wia Corp.	475	28,709
Industrial Bank of Korea	7,256	76,297
Kakao Corp.	559	35,638
Kangwon Land, Inc.	13,341	394,884
KB Financial Group, Inc.	1,793	63,537
KB Financial Group, Inc. ADR (a)	6,975	246,148
KCC Corp.	82	24,407
KEPCO Plant Service & Engineering Co., Ltd.	1,094	49,093
Kia Motors Corp.	10,675	346,907
Korea Aerospace Industries, Ltd.	2,454	136,130
Korea Electric Power Corp.	1,750	63,825
Korea Electric Power Corp. ADR (a)	20,613	380,928
Korea Gas Corp.	998	40,034
Korea Investment Holdings Co., Ltd.	646	22,411
Korea Zinc Co., Ltd.	81	31,855
Korean Air Lines Co., Ltd. (a)	1,295	29,325
KT Corp.	123	2,994
KT Corp. ADR (a)	7,883	111,071
KT&G Corp.	9,853	823,939
Kumho Petrochemical Co., Ltd.	181	12,288
LG Chem, Ltd.	514	111,073
LG Chem, Ltd. Preference Shares	108	16,051
LG Corp.	1,259	62,543
LG Display Co., Ltd.	1,270	33,070
LG Display Co., Ltd. ADR (a)	10,373	133,293
LG Electronics, Inc.	3,218	137,480
LG Household & Health Care, Ltd.	390	276,726
LG Household & Health Care, Ltd. Preference Shares	99	46,148
LG Innotek Co., Ltd.	218	15,956
LG Uplus Corp.	4,181	39,636

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Lotte Chemical Corp.	194	$59,270
Lotte Chilsung Beverage Co., Ltd.	4	4,835
Lotte Confectionery Co., Ltd.	349	51,578
Lotte Shopping Co., Ltd.	392	71,889
Mirae Asset Daewoo Co., Ltd.	3,105	18,613
Mirae Asset Securities Co., Ltd. (e)	556	9,904
NAVER Corp.	1,840	1,180,659
NCSoft Corp.	877	179,713
NH Investment & Securities Co., Ltd.	1,072	8,565
OCI Co., Ltd. (a)	161	10,491
Orion Corp.	22	11,931
Ottogi Corp.	4	2,192
POSCO	409	87,198
POSCO ADR	4,641	243,885
Posco Daewoo Corp.	918	20,522
S-1 Corp.	4,832	350,858
S-Oil Corp.	548	38,430
Samsung Biologics Co., Ltd. (a)	120	15,002
Samsung C&T Corp.	3,483	361,911
Samsung Card Co., Ltd.	333	10,946
Samsung Electro-Mechanics Co., Ltd.	644	27,087
Samsung Electronics Co., Ltd.	378	563,964
Samsung Electronics Co., Ltd. GDR (d)	2,680	2,001,960
Samsung Electronics Co., Ltd. GDR (d)	604	358,172
Samsung Electronics Co., Ltd. Preference Shares	82	97,289
Samsung Fire & Marine Insurance Co., Ltd.	1,539	342,127
Samsung Heavy Industries Co., Ltd. (a)	5,962	45,660
Samsung Life Insurance Co., Ltd.	4,051	377,329
Samsung SDI Co., Ltd.	659	59,473
Samsung SDS Co., Ltd.	198	22,869
Samsung Securities Co., Ltd.	417	10,945
Shinhan Financial Group Co., Ltd.	1,611	60,356
Shinhan Financial Group Co., Ltd. ADR (a)	7,155	269,314
Shinsegae, Inc.	88	12,823
SK Holdings Co., Ltd.	1,776	337,466
SK Hynix, Inc.	11,957	442,522
SK Innovation Co., Ltd.	1,128	136,821
SK Networks Co., Ltd.	5,138	29,438
SK Telecom Co., Ltd.	341	63,242
SK Telecom Co., Ltd. ADR	14,469	302,402
Woori Bank	7,188	75,879
Yuhan Corp.	175	28,906

		16,339,234

TAIWAN — 14.3%
Acer, Inc.	95,258	38,719
Advanced Semiconductor Engineering, Inc.	98,000	100,496
Advantech Co., Ltd.	46,867	370,091
Asia Cement Corp.	81,200	66,388
Asia Pacific Telecom Co., Ltd. (a)	9,000	2,890
Asustek Computer, Inc.	30,000	246,672
AU Optronics Corp.	259,000	94,828
Casetek Holdings, Ltd.	1,000	2,665
Catcher Technology Co., Ltd.	33,000	229,359
Cathay Financial Holding Co., Ltd.	77,100	115,307
Chailease Holding Co., Ltd.	10,160	17,370
Chang Hwa Commercial Bank, Ltd.	78,081	41,549

Cheng Shin Rubber Industry Co., Ltd.	13,000	24,525
Chicony Electronics Co., Ltd.	133,756	311,263
China Airlines, Ltd.	474,000	136,777
China Development Financial Holding Corp.	254,000	63,522
China Life Insurance Co., Ltd.	38,772	38,557
China Steel Corp.	108,440	82,939
Chunghwa Telecom Co., Ltd.	339,540	1,069,326
Compal Electronics, Inc.	138,000	79,000
CTBC Financial Holding Co., Ltd.	256,900	140,690
Delta Electronics, Inc.	109,623	542,520
E.Sun Financial Holding Co., Ltd.	86,948	49,505
Eclat Textile Co., Ltd.	8,137	85,210
Eva Airways Corp.	106,718	48,344
Evergreen Marine Corp. Taiwan, Ltd. (a)	12,000	4,133
Far Eastern New Century Corp.	72,560	54,484
Far EasTone Telecommunications Co., Ltd.	296,449	666,870
Feng TAY Enterprise Co., Ltd.	15,468	57,833
First Financial Holding Co., Ltd.	826,136	440,893
Formosa Chemicals & Fibre Corp.	30,000	89,640
Formosa Petrochemical Corp.	87,000	302,336
Formosa Plastics Corp.	91,000	251,860
Formosa Taffeta Co., Ltd.	118,000	108,008
Foxconn Technology Co., Ltd.	78,892	208,802
Fubon Financial Holding Co., Ltd.	69,000	109,187
Giant Manufacturing Co., Ltd.	10,000	56,781
Highwealth Construction Corp.	36,500	51,416
Hiwin Technologies Corp.	1,000	4,592
Hon Hai Precision Industry Co., Ltd.	936,163	2,445,776
Hotai Motor Co., Ltd.	1,000	11,449
HTC Corp. (a)	8,000	19,610
Hua Nan Financial Holdings Co., Ltd.	707,152	356,549
Innolux Corp.	304,751	109,687
Inventec Corp.	64,000	43,886
Largan Precision Co., Ltd.	5,000	587,980
Lite-On Technology Corp.	275,952	416,124
MediaTek, Inc.	13,877	93,219
Mega Financial Holding Co., Ltd.	135,657	96,811
Merida Industry Co., Ltd.	9,000	40,212
Micro-Star International Co., Ltd.	4,000	9,135
Nan Ya Plastics Corp.	35,000	77,322
Nanya Technology Corp.	9,000	13,488
Nien Made Enterprise Co., Ltd.	6,000	61,901
Novatek Microelectronics Corp.	32,000	105,743
OBI Pharma, Inc. (a)	2,000	17,686
Pegatron Corp.	39,000	93,177
Phison Electronics Corp.	7,000	55,494
Pou Chen Corp.	25,000	31,183
Powertech Technology, Inc.	32,000	86,382
President Chain Store Corp.	69,000	494,555
Quanta Computer, Inc.	81,000	151,550
Realtek Semiconductor Corp.	3,000	9,495
Ruentex Development Co., Ltd. (a)	9,536	10,888
Ruentex Industries, Ltd.	26,000	43,321
Shin Kong Financial Holding Co., Ltd. (a)	109,936	26,948
Siliconware Precision Industries Co., Ltd.	185,300	275,113
SinoPac Financial Holdings Co., Ltd.	229,199	64,573
Standard Foods Corp.	34,085	81,011

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Synnex Technology International Corp.	200,900	$202,589
TaiMed Biologics, Inc. (a)	3,000	15,498
Taishin Financial Holding Co., Ltd.	114,899	42,068
Taiwan Business Bank	245,549	62,094
Taiwan Cement Corp.	30,000	32,719
Taiwan Cooperative Financial Holding Co., Ltd.	1,295,598	564,807
Taiwan Fertilizer Co., Ltd.	10,000	12,458
Taiwan Mobile Co., Ltd.	264,542	853,653
Taiwan Semiconductor Manufacturing Co., Ltd.	615,495	3,466,206
Teco Electric and Machinery Co., Ltd.	13,000	11,254
Transcend Information, Inc.	54,000	142,753
Uni-President Enterprises Corp.	31,164	51,635
United Microelectronics Corp.	305,000	107,884
Vanguard International Semiconductor Corp.	31,000	54,057
Wistron Corp.	96,914	75,026
WPG Holdings, Ltd.	100,000	117,906
Yuanta Financial Holding Co., Ltd.	147,466	54,907
Yulon Motor Co., Ltd.	7,000	5,821
Zhen Ding Technology Holding, Ltd.	4,000	7,918

		18,216,868

THAILAND — 3.6%
Advanced Info Service PCL (e)	72,400	297,198
Airports of Thailand PCL NVDR (e)	20,067	223,025
Bangkok Bank PCL NVDR	2,800	12,471
Bangkok Dusit Medical Services PCL (e)	484,592	312,592
Bangkok Expressway & Metro PCL (e)	895,333	186,265
Banpu PCL (e)	16,370	8,777
BEC World PCL (e)	58,800	27,257
BTS Group Holdings PCL NVDR (e)	1,328,998	317,307
Bumrungrad Hospital PCL (e)	51,700	261,312
Central Pattana PCL (e)	2,800	4,457
Central Pattana PCL NVDR	14,400	22,820
Charoen Pokphand Foods PCL (e)	27,186	22,395
CP ALL PCL (e)	207,300	361,800
Delta Electronics Thailand PCL NVDR (e)	137,200	312,249
Electricity Generating PCL (e)	30,300	168,378
Energy Absolute PCL NVDR (e)	70,900	58,901
Glow Energy PCL NVDR (e)	49,100	108,318
Home Product Center PCL (e)	449,559	128,049
Indorama Ventures PCL NVDR (e)	18,200	17,026
IRPC PCL (e)	138,300	18,538
Kasikornbank PCL NVDR	42,900	212,640
KCE Electronics PCL NVDR	59,800	203,728
Krung Thai Bank PCL (e)	68,900	34,055
Minor International PCL (e)	8,100	8,256
Minor International PCL NVDR	114,000	113,807
PTT Exploration & Production PCL (e)	23,928	64,313
PTT Global Chemical PCL (e)	29,703	52,255
PTT PCL (e)	16,656	173,023
Robinson Department Store PCL NVDR (e)	69,400	123,062
Siam Cement PCL	31,550	438,751
Siam Cement PCL NVDR	500	6,925
Siam Commercial Bank PCL (e)	23,200	98,474
Thai Oil PCL (e)	39,600	79,896
Thai Union Group PCL NVDR (e)	34,200	20,055

TMB Bank PCL NVDR (e)	161,300	9,459
True Corp. PCL (e)	88,300	17,630

		4,525,464

TURKEY — 0.7%
Akbank TAS	33,715	74,952
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,654	13,302
Arcelik A/S	2,519	15,182
BIM Birlesik Magazalar A/S	11,391	158,676
Coca-Cola Icecek A/S	424	3,990
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	26,326	22,377
Eregli Demir ve Celik Fabrikalari TAS	14,229	20,792
Ford Otomotiv Sanayi A/S	3,424	29,766
Haci Omer Sabanci Holding A/S	11,985	31,175
KOC Holding A/S	9,081	35,626
Petkim Petrokimya Holding A/S	3,853	4,053
TAV Havalimanlari Holding A/S	1,610	6,422
Tofas Turk Otomobil Fabrikasi A/S	5,614	39,325
Tupras Turkiye Petrol Rafinerileri A/S	6,648	133,712
Turk Hava Yollari AO (a)	17,232	24,543
Turk Telekomunikasyon A/S	4,248	6,376
Turkcell Iletisim Hizmetleri A/S (a)	13,544	37,541
Turkiye Garanti Bankasi A/S	42,557	92,189
Turkiye Halk Bankasi A/S	19,213	51,015
Turkiye Is Bankasi Class C	41,783	61,529
Turkiye Sise ve Cam Fabrikalari A/S	16,904	18,405
Turkiye Vakiflar Bankasi TAO Class D	17,849	22,073
Ulker Biskuvi Sanayi A/S	584	2,683
Yapi ve Kredi Bankasi A/S (a)	17,990	17,542

		923,246

UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	29,981	56,323
Aldar Properties PJSC	31,561	22,600
DP World, Ltd.	13,072	228,891
Dubai Islamic Bank PJSC	63,843	96,819
DXB Entertainments PJSC (a)	58,609	20,744
Emaar Malls PJSC	6,474	4,618
Emaar Properties PJSC	29,515	57,296
Emirates Telecommunications Group Co. PJSC	139,376	713,406
First Gulf Bank PJSC	61,631	215,622
National Bank of Abu Dhabi PJSC	123,868	336,911

		1,753,230

UNITED STATES — 0.2%
Yum China Holdings, Inc. (a)	7,741	202,195

TOTAL COMMON STOCKS (Cost $127,870,776)		126,765,014

RIGHTS — 0.0% (f)
QATAR — 0.0% (f)
Commercial Bank QSC (expiring 1/22/17) (a) (e) (Cost $0)	2,225	4,277

TOTAL INVESTMENTS — 99.8% (Cost $127,870,776)		126,769,291
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		302,489

NET ASSETS — 100.0%		$127,071,780

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $3,140,934 representing 2.5% of net assets.
(f)	Amount is less than 0.05% of net assets.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$6,757,926	$—	$—		$6,757,926
Chile	1,940,966	—	—		1,940,966
China	31,701,845	—	—		31,701,845
Colombia	316,543	—	—		316,543
Czech Republic	398,967	—	—		398,967
Egypt	356,199	—	—		356,199
Greece	311,462	—	—		311,462
Hong Kong	1,127,879	—	0	(a)	1,127,879
Hungary	544,988	—	—		544,988
India	11,297,439	—	—		11,297,439
Indonesia	5,159,367	—	—		5,159,367
Malaysia	4,612,028	—	—		4,612,028
Mexico	3,242,746	—	—		3,242,746
Netherlands	117,186	—	—		117,186
Peru	628,013	—	—		628,013
Philippines	1,994,311	—	—		1,994,311
Poland	1,362,164	—	—		1,362,164
Qatar	1,741,028	—	—		1,741,028
Romania	140,897	—	—		140,897
Russia	5,257,897	—	—		5,257,897
South Africa	5,794,926	—	0	(a)	5,794,926
South Korea	16,329,330	9,904	—		16,339,234
Taiwan	18,216,868	—	—		18,216,868
Thailand	1,398,711	3,126,753	—		4,525,464
Turkey	923,246	—	—		923,246
United Arab Emirates	1,753,230	—	—		1,753,230
United States	202,195	—	—		202,195
Rights
Qatar	—	4,277	—		4,277

TOTAL INVESTMENTS	$123,628,357	$3,140,934	$0		$126,769,291

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	1,677,403	1,677,403	—	$—	$19
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,881,629	3,881,629	—	—	183

TOTAL		$—				$—	$202

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRALIA — 1.4%
AGL Energy, Ltd.	348	$5,566
Amcor, Ltd.	1,201	13,001
AMP, Ltd.	905	3,303
Aurizon Holdings, Ltd.	937	3,426
Australia & New Zealand Banking Group, Ltd.	1,109	24,428
Bendigo & Adelaide Bank, Ltd.	232	2,135
BHP Billiton PLC	276	4,456
BHP Billiton, Ltd.	541	9,817
Brambles, Ltd.	1,686	15,138
Caltex Australia, Ltd.	88	1,941
Cochlear, Ltd.	76	6,744
Commonwealth Bank of Australia	469	27,987
CSL, Ltd.	713	51,840
Flight Centre Travel Group, Ltd.	4	91
Fortescue Metals Group, Ltd.	1,053	4,491
Incitec Pivot, Ltd.	501	1,306
Insurance Australia Group, Ltd.	809	3,509
LendLease Group	340	3,599
Macquarie Group, Ltd.	80	5,047
Medibank Pvt, Ltd.	797	1,627
National Australia Bank, Ltd.	1,017	22,586
Newcrest Mining, Ltd.	436	6,393
Oil Search, Ltd.	400	2,077
Orica, Ltd.	232	2,970
QBE Insurance Group, Ltd.	440	3,957
REA Group, Ltd.	108	4,319
Santos, Ltd.	4	12
Scentre Group REIT	1,878	6,310
SEEK, Ltd.	292	3,146
Sonic Healthcare, Ltd.	392	6,074
South32, Ltd.	765	1,523
Suncorp Group, Ltd.	336	3,289
Telstra Corp., Ltd.	10,612	39,189
Transurban Group Stapled Security	120	897
Wesfarmers, Ltd.	248	7,567
Westfield Corp.	2,282	15,500
Westpac Banking Corp.	1,109	26,179
Woodside Petroleum, Ltd.	272	6,137
Woolworths, Ltd.	1,113	19,423

		367,000

AUSTRIA — 0.1%
Erste Group Bank AG (a)	132	3,874
OMV AG	120	4,248
Raiffeisen Bank International AG (a)	4	73
Voestalpine AG	92	3,619

		11,814

BELGIUM — 0.3%
Ageas	104	4,125
Anheuser-Busch InBev SA	116	12,302
Colruyt SA	84	4,165
Groupe Bruxelles Lambert SA	40	3,363
KBC Group NV	76	4,716
Proximus SADP	805	23,231
Solvay SA	32	3,758
UCB SA	192	12,335
Umicore SA	84	4,798

		72,793

CANADA — 3.3%
Agnico Eagle Mines, Ltd.	741	31,192
Agrium, Inc.	48	4,831
Alimentation Couche-Tard, Inc. Class B	384	17,433
Bank of Montreal	541	38,958
Bank of Nova Scotia	376	20,961
Barrick Gold Corp.	228	3,654
BCE, Inc.	629	27,218
Bombardier, Inc. Class B (a)	777	1,251
Brookfield Asset Management, Inc. Class A	196	6,475
Canadian Imperial Bank of Commerce	324	26,470
Canadian National Railway Co.	757	51,007
Canadian Natural Resources, Ltd.	248	7,913
Canadian Pacific Railway, Ltd.	28	4,000
Canadian Tire Corp., Ltd. Class A	44	4,569
CI Financial Corp.	160	3,444
Constellation Software, Inc.	24	10,919
Dollarama, Inc.	320	23,475
Enbridge, Inc.	204	8,595
Fairfax Financial Holdings, Ltd.	48	23,212
First Capital Realty, Inc.	481	7,414
Franco-Nevada Corp.	961	57,529
Gildan Activewear, Inc.	208	5,287
Goldcorp, Inc.	2,431	33,137
Great-West Lifeco, Inc.	148	3,881
Imperial Oil, Ltd.	84	2,926
Intact Financial Corp.	665	47,654
Loblaw Cos., Ltd.	104	5,494
Magna International, Inc.	525	22,824
Manulife Financial Corp.	801	14,281
Metro, Inc.	300	8,984
Onex Corp.	72	4,906
Pembina Pipeline Corp.	32	1,001
Power Corp. of Canada	156	3,496
Power Financial Corp.	132	3,303
PrairieSky Royalty, Ltd.	316	7,526
Restaurant Brands International, Inc.	352	16,786
RioCan Real Estate Investment Trust	589	11,696
Rogers Communications, Inc. Class B	961	37,113
Royal Bank of Canada	1,029	69,725
Saputo, Inc.	224	7,936
Shaw Communications, Inc. Class B	1,446	29,048
Silver Wheaton Corp.	609	11,780
Smart Real Estate Investment Trust REIT	412	9,920
Sun Life Financial, Inc.	128	4,920
Suncor Energy, Inc.	797	26,090
TELUS Corp.	629	20,051
Toronto-Dominion Bank	1,169	57,724

		848,009

CHILE — 0.0% (b)
Antofagasta PLC	148	1,234

DENMARK — 1.1%
Carlsberg A/S Class B	40	3,458
Chr Hansen Holding A/S	104	5,770
Coloplast A/S Class B	773	52,227
Danske Bank A/S	208	6,320
DONG Energy A/S (a) (c)	585	22,207
DSV A/S	248	11,053
ISS A/S	581	19,648

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Novo Nordisk A/S Class B	2,899	$104,741
Novozymes A/S Class B	372	12,849
Pandora A/S	136	17,826
Tryg A/S	240	4,348
Vestas Wind Systems A/S	32	2,084
William Demant Holding A/S (a)	717	12,490

		275,021

FINLAND — 0.2%
Elisa Oyj	136	4,437
Fortum Oyj	4	61
Kone Oyj Class B	400	17,960
Nokia Oyj (d)	581	2,798
Nokia Oyj (d)	513	2,483
Orion Oyj Class B	140	6,245
Sampo Oyj Class A	96	4,312
Stora Enso Oyj Class R	412	4,437
UPM-Kymmene Oyj	236	5,810
Wartsila Oyj Abp	144	6,482

		55,025

FRANCE — 2.1%
Aeroports de Paris	100	10,737
Air Liquide SA	64	7,132
Airbus Group SE	705	46,728
Alstom SA (a)	108	2,982
Arkema SA	44	4,313
AXA SA	1,041	26,335
BNP Paribas SA	697	44,514
Bouygues SA	108	3,878
Bureau Veritas SA	4	78
Cap Gemini SA	56	4,734
Carrefour SA	252	6,084
Casino Guichard Perrachon SA	4	192
Christian Dior SE	20	4,203
Cie de Saint-Gobain	152	7,095
Cie Generale des Etablissements Michelin	68	7,581
CNP Assurances	192	3,564
Credit Agricole SA	1,337	16,612
Danone SA	104	6,604
Dassault Systemes SE	100	7,635
Electricite de France SA	4	41
Engie SA	4	51
Essilor International SA	60	6,794
Hermes International	32	13,163
Iliad SA	4	771
Kering	20	4,500
L’Oreal SA	252	46,089
Lagardere SCA	4	111
Legrand SA	64	3,642
LVMH Moet Hennessy Louis Vuitton SE	48	9,184
Natixis SA	629	3,556
Orange SA	849	12,926
Pernod Ricard SA	40	4,343
Peugeot SA (a)	324	5,295
Publicis Groupe SA	132	9,126
Renault SA	100	8,914
Rexel SA	176	2,902
Safran SA	64	4,619
Sanofi	252	20,440

Schneider Electric SE	104	7,252
SCOR SE	116	4,017
Societe BIC SA	32	4,359
Societe Generale SA	601	29,632
Sodexo SA	40	4,607
Suez Environment Co.	204	3,016
Technip SA	4	286
Thales SA	112	10,884
TOTAL SA	1,097	56,372
Unibail-Rodamco SE	20	4,783
Valeo SA	276	15,898
Veolia Environnement SA	244	4,163
Vinci SA	148	10,100
Vivendi SA	228	4,342
Zodiac Aerospace	44	1,012

		528,191

GERMANY — 2.2%
adidas AG	44	6,968
Allianz SE	180	29,807
BASF SE	308	28,689
Bayer AG	168	17,566
Bayerische Motoren Werke AG	180	16,850
Bayerische Motoren Werke AG Preference Shares	44	3,374
Beiersdorf AG	88	7,481
Brenntag AG	72	4,010
Commerzbank AG	1,341	10,249
Continental AG	128	24,801
Daimler AG	525	39,161
Deutsche Bank AG (a)	1,361	24,763
Deutsche Boerse AG (a)	24	1,963
Deutsche Lufthansa AG	4	52
Deutsche Post AG	1,141	37,590
Deutsche Telekom AG	1,129	19,476
E.ON SE	1,570	11,095
Fresenius Medical Care AG & Co. KGaA	40	3,394
Fresenius SE & Co. KGaA	84	6,579
Fuchs Petrolub SE Preference Shares	88	3,701
Hannover Rueck SE	48	5,204
HeidelbergCement AG	48	4,487
Henkel AG & Co. KGaA	108	11,275
Henkel AG & Co. KGaA Preference Shares	180	21,501
HUGO BOSS AG	92	5,641
Infineon Technologies AG	376	6,548
KS AG	116	2,776
Lanxess AG	60	3,946
Linde AG	40	6,586
MAN SE	180	17,909
Merck KGaA	48	5,020
METRO AG	340	11,327
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	84	15,917
Porsche Automobil Holding SE Preference Shares	240	13,097
ProSiebenSat.1 Media SE	200	7,723
RWE AG (a)	725	9,035
SAP SE	120	10,481
Siemens AG	204	25,132
Telefonica Deutschland Holding AG	1,293	5,551

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

ThyssenKrupp AG	148	$3,534
TUI AG	1,758	25,263
United Internet AG	120	4,695
Volkswagen AG Preference Shares	208	29,255
Volkswagen AG	64	9,231

		558,703

HONG KONG — 1.8%
AIA Group, Ltd.	1,600	9,029
Bank of East Asia, Ltd.	2,452	9,393
BOC Hong Kong Holdings, Ltd.	4,000	14,317
Cheung Kong Infrastructure Holdings, Ltd.	4,000	31,832
Cheung Kong Property Holdings, Ltd.	1,770	10,856
CK Hutchison Holdings, Ltd.	2,000	22,675
CLP Holdings, Ltd.	8,000	73,519
Hang Seng Bank, Ltd.	4,000	74,447
HK Electric Investments & HK Electric Investments, Ltd. (c)	13,831	11,417
HKT Trust & HKT, Ltd.	15,540	19,061
Hong Kong & China Gas Co., Ltd.	15,630	27,699
Hong Kong Exchanges & Clearing, Ltd.	1,210	28,591
Link REIT	4,000	26,002
MTR Corp., Ltd.	8,059	39,187
New World Development Co., Ltd.	4,112	4,349
Noble Group, Ltd. (a)	4,000	471
Power Assets Holdings, Ltd.	4,000	35,263
Yue Yuen Industrial Holdings, Ltd.	4,000	14,523

		452,631

IRELAND — 0.3%
Bank of Ireland (a)	10,956	2,704
CRH PLC	176	6,118
Experian PLC	1,033	20,091
James Hardie Industries PLC	436	6,936
Kerry Group PLC Class A	424	30,366
Paddy Power Betfair PLC	76	8,136
XL Group, Ltd.	128	4,769

		79,120

ISRAEL — 0.5%
Azrieli Group, Ltd.	224	9,726
Bank Hapoalim BM	3,920	23,335
Bank Leumi Le-Israel BM (a)	3,356	13,830
Bezeq The Israeli Telecommunication Corp., Ltd.	4,673	8,888
Check Point Software Technologies, Ltd. (a)	132	11,149
Israel Chemicals, Ltd.	4	16
Mizrahi Tefahot Bank, Ltd.	785	11,493
Nice-Systems, Ltd.	224	15,284
Teva Pharmaceutical Industries, Ltd.	609	21,884

		115,605

ITALY — 0.5%
Assicurazioni Generali SpA	805	11,989
Atlantia SpA	152	3,569
Enel SpA	3,744	16,538
Eni SpA	521	8,501
Ferrari NV	104	6,066
Intesa Sanpaolo SpA	4,621	11,824
Mediobanca SpA	913	7,468
Snam SpA	8,746	36,106

Telecom Italia RSP/Milano (a) (d)	5,398	3,912
Telecom Italia SpA/Milano (a) (d)	6,944	6,130
UniCredit SpA	5,102	14,713

		126,816

JAPAN — 10.2%
ABC-Mart, Inc.	400	22,703
Aeon Co., Ltd.	400	5,679
Ajinomoto Co., Inc.	800	16,146
ANA Holdings, Inc.	8,000	21,592
Aozora Bank, Ltd.	4,000	14,164
Astellas Pharma, Inc.	4,400	61,246
Benesse Holdings, Inc.	400	11,043
Bridgestone Corp.	400	14,452
Canon, Inc.	2,800	79,101
Chubu Electric Power Co., Inc.	400	5,600
Chugai Pharmaceutical Co., Ltd.	400	11,506
Chugoku Bank, Ltd.	800	11,509
Chugoku Electric Power Co., Inc.	400	4,702
Concordia Financial Group, Ltd.	400	1,929
Dai-ichi Life Holdings, Inc.	1,200	20,021
Daiichi Sankyo Co., Ltd.	400	8,202
Denso Corp.	400	17,364
Eisai Co., Ltd.	400	23,005
Fuji Heavy Industries, Ltd.	800	32,731
FUJIFILM Holdings Corp.	400	15,210
Hino Motors, Ltd.	400	4,081
Hitachi Construction Machinery Co., Ltd.	400	8,680
Hitachi, Ltd.	4,000	21,674
Honda Motor Co., Ltd.	800	23,423
Hoya Corp.	400	16,842
Idemitsu Kosan Co., Ltd.	400	10,649
Inpex Corp.	800	8,032
Isetan Mitsukoshi Holdings, Ltd.	400	4,321
Isuzu Motors, Ltd.	400	5,079
ITOCHU Corp.	1,200	15,968
Japan Airlines Co., Ltd.	800	23,423
Japan Exchange Group, Inc.	400	5,727
Japan Post Bank Co., Ltd.	400	4,812
Japan Post Holdings Co., Ltd.	400	5,004
Japan Prime Realty Investment Corp.	4	15,793
Japan Real Estate Investment Corp.	4	21,846
Japan Retail Fund Investment Corp. REIT	12	24,343
Japan Tobacco, Inc.	1,200	39,549
JFE Holdings, Inc.	800	12,209
JTEKT Corp.	400	6,413
JX Holdings, Inc.	2,800	11,876
Kakaku.com, Inc.	800	13,265
Kansai Electric Power Co., Inc. (a)	400	4,383
Kao Corp.	400	19,003
Kawasaki Heavy Industries, Ltd.	4,000	12,586
KDDI Corp.	800	20,299
Keikyu Corp.	4,000	46,470
Kirin Holdings Co., Ltd.	400	6,521
Kobe Steel, Ltd. (a)	400	3,831
Komatsu, Ltd.	400	9,080
Konica Minolta, Inc.	400	3,982
Kubota Corp.	400	5,722
Kyowa Hakko Kirin Co., Ltd.	800	11,084
Kyushu Electric Power Co., Inc.	400	4,349

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Kyushu Financial Group, Inc.	400	$2,720
Lawson, Inc.	400	28,156
M3, Inc.	400	10,100
Marubeni Corp.	4,000	22,731
Mazda Motor Corp.	400	6,557
McDonald’s Holdings Co., Japan, Ltd.	400	10,494
Miraca Holdings, Inc.	400	18,005
Mitsubishi Chemical Holdings Corp.	1,200	7,799
Mitsubishi Corp.	1,600	34,158
Mitsubishi Heavy Industries, Ltd.	4,000	18,266
Mitsubishi Motors Corp.	1,200	6,852
Mitsubishi Tanabe Pharma Corp.	1,200	23,592
Mitsubishi UFJ Financial Group, Inc.	10,800	66,688
Mitsubishi UFJ Lease & Finance Co., Ltd.	400	2,071
Mitsui & Co., Ltd.	1,200	16,534
Mitsui OSK Lines, Ltd.	4,000	11,112
Mizuho Financial Group, Inc.	20,000	35,975
MS&AD Insurance Group Holdings, Inc.	400	12,429
Nagoya Railroad Co., Ltd.	4,000	19,377
NGK Spark Plug Co., Ltd.	400	8,910
Nikon Corp.	400	6,231
Nippon Building Fund, Inc.	4	22,189
Nippon Prologis, Inc. REIT	8	16,386
Nippon Steel & Sumitomo Metal Corp.	400	8,941
Nippon Telegraph & Telephone Corp.	1,600	67,383
Nippon Yusen KK	4,000	7,442
Nissan Motor Co., Ltd.	1,600	16,126
Nissin Foods Holdings Co., Ltd.	400	21,057
Nitori Holdings Co., Ltd.	400	45,818
Nomura Holdings, Inc.	2,000	11,816
Nomura Real Estate Master Fund, Inc.	16	24,253
Nomura Research Institute, Ltd.	880	26,860
NSK, Ltd.	800	9,287
NTT Data Corp.	800	38,753
NTT DOCOMO, Inc.	2,768	63,199
Oracle Corp. Japan	400	20,200
Oriental Land Co., Ltd.	400	22,655
ORIX Corp.	400	6,255
Osaka Gas Co., Ltd.	4,000	15,419
Otsuka Corp.	400	18,725
Otsuka Holdings Co., Ltd.	1,600	69,866
Panasonic Corp.	1,200	12,238
Park24 Co., Ltd.	400	10,872
Rakuten, Inc. (a)	400	3,928
Recruit Holdings Co., Ltd.	1,966	79,055
Resona Holdings, Inc.	2,000	10,280
Ricoh Co., Ltd.	400	3,388
Sankyo Co., Ltd.	400	12,946
Santen Pharmaceutical Co., Ltd.	2,000	24,521
SBI Holdings, Inc.	400	5,100
Secom Co., Ltd.	400	29,315
Sekisui House, Ltd.	400	6,672
Seven & i Holdings Co., Ltd.	400	15,272
Showa Shell Sekiyu KK	800	7,456
SoftBank Group Corp.	400	26,630
Sompo Holdings, Inc.	400	13,581
Sony Corp.	800	22,463
Sumitomo Corp.	800	9,435
Sumitomo Electric Industries, Ltd.	400	5,784
Sumitomo Mitsui Financial Group, Inc.	1,200	45,887

Sumitomo Mitsui Trust Holdings, Inc.	400	14,346
Suntory Beverage & Food, Ltd.	800	33,300
Suzuken Co., Ltd.	400	13,101
T&D Holdings, Inc.	800	10,601
Taisho Pharmaceutical Holdings Co., Ltd.	400	33,266
Takeda Pharmaceutical Co., Ltd.	1,989	82,452
Terumo Corp.	400	14,798
Tobu Railway Co., Ltd.	4,000	19,891
Toho Co., Ltd.	400	11,335
Tohoku Electric Power Co., Inc.	400	5,065
Tokio Marine Holdings, Inc.	400	16,448
Tokyo Electric Power Co. Holdings, Inc. (a)	1,200	4,856
TonenGeneral Sekiyu KK	4,000	42,251
Toshiba Corp. (a)	4,000	9,709
Toyo Suisan Kaisha, Ltd.	400	14,524
Toyota Motor Corp.	1,200	70,764
Toyota Tsusho Corp.	400	10,443
Unicharm Corp.	400	8,771
United Urban Investment Corp.	12	18,303
USS Co., Ltd.	1,200	19,157
Yahoo! Japan Corp.	1,600	6,159
Yamada Denki Co., Ltd.	1,200	6,482
Yamaha Motor Co., Ltd.	400	8,828
Yamato Holdings Co., Ltd.	1,200	24,451
Yokohama Rubber Co., Ltd.	400	7,188

		2,600,923

LUXEMBOURG — 0.1%
ArcelorMittal (a)	1,193	8,828
RTL Group SA (a)	132	9,708
SES SA	68	1,501
Tenaris SA	184	3,294

		23,331

MEXICO — 0.1%
Fresnillo PLC	1,117	16,853

NETHERLANDS — 1.1%
Aegon NV	1,185	6,534
AerCap Holdings NV (a)	400	16,644
Akzo Nobel NV	60	3,759
Altice NV Class A (a)	48	953
Altice NV Class B (a)	16	320
ASML Holding NV	334	37,571
EXOR NV	108	4,668
Heineken Holding NV	64	4,465
Heineken NV	64	4,810
ING Groep NV	1,730	24,397
Koninklijke Ahold Delhaize NV	1,602	33,845
Koninklijke DSM NV	56	3,364
Koninklijke KPN NV	1,345	3,992
Koninklijke Philips NV	228	6,974
NN Group NV	224	7,607
Randstad Holding NV	72	3,913
Royal Dutch Shell PLC Class A	2,479	68,692
Royal Dutch Shell PLC Class B	1,606	46,714

		279,222

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	4,141	18,047
Ryman Healthcare, Ltd.	2,046	11,570

		29,617

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.1%
DNB ASA	376	$5,609
Norsk Hydro ASA	777	3,728
Statoil ASA	478	8,796
Telenor ASA	180	2,698
Yara International ASA	240	9,480

		30,311

PORTUGAL — 0.0% (b)
EDP — Energias de Portugal SA	909	2,775
Galp Energia SGPS SA	240	3,592
Jeronimo Martins SGPS SA	288	4,477

		10,844

SINGAPORE — 0.7%
Broadcom, Ltd.	36	6,364
Keppel Corp., Ltd.	4,000	16,031
Oversea-Chinese Banking Corp., Ltd.	4,026	24,858
Singapore Airlines, Ltd.	4,000	26,774
Singapore Press Holdings, Ltd.	8,000	19,547
Singapore Telecommunications, Ltd.	27,242	68,826
StarHub, Ltd.	4,000	7,780

		170,180

SOUTH AFRICA — 0.0% (b)
Investec PLC	220	1,457
Mondi PLC	452	9,305

		10,762

SPAIN — 0.9%
ACS Actividades de Construccion y Servicios SA	104	3,293
Amadeus IT Group SA Class A	473	21,537
Banco Bilbao Vizcaya Argentaria SA	4,116	27,845
Banco de Sabadell SA	1,674	2,336
Banco Popular Espanol SA	4,325	4,188
Banco Santander SA	10,215	53,430
CaixaBank SA	4	13
Distribuidora Internacional de Alimentacion SA	280	1,378
Endesa SA	605	12,842
Ferrovial SA	197	3,531
Gas Natural SDG SA	4	76
Iberdrola SA	2,343	15,406
Industria de Diseno Textil SA	1,177	40,260
Mapfre SA	753	2,303
Repsol SA	1,154	16,335
Telefonica SA	1,856	17,266
Zardoya Otis SA	264	2,236

		224,275

SWEDEN — 0.8%
Alfa Laval AB	304	5,046
Assa Abloy AB Class B	973	18,111
Atlas Copco AB Class A	721	22,024
Atlas Copco AB Class B	424	11,603
Autoliv, Inc.	40	4,526
Boliden AB	296	7,751
Electrolux AB Series B	168	4,185
Hennes & Mauritz AB Class B	1,193	33,277
Investor AB Class B	268	10,045
Kinnevik AB Class B	312	7,497

Nordea Bank AB	1,478	16,481
Sandvik AB	280	3,474
Skandinaviska Enskilda Banken AB Class A	461	4,849
Skanska AB Class B	420	9,944
SKF AB Class B	432	7,970
Svenska Cellulosa AB SCA Class B	144	4,078
Svenska Handelsbanken AB Class A	420	5,853
Swedbank AB Class A	268	6,499
Telefonaktiebolaget LM Ericsson Class B	677	3,987
Telia Co. AB	693	2,800
Volvo AB Class B	432	5,060

		195,060

SWITZERLAND — 5.0%
ABB, Ltd. (a)	440	9,299
Actelion, Ltd. (a)	140	30,373
Adecco Group AG	204	13,378
Baloise Holding AG	36	4,545
Barry Callebaut AG (a)	4	4,904
Chocoladefabriken Lindt & Spruengli AG	6	31,141
Cie Financiere Richemont SA	4	265
Credit Suisse Group AG (a)	1,141	16,402
EMS-Chemie Holding AG	12	6,110
Galenica AG	4	4,522
Geberit AG	40	16,065
Givaudan SA	16	29,376
Glencore PLC (a)	9,214	31,577
Julius Baer Group, Ltd. (a)	416	18,513
Kuehne + Nagel International AG	328	43,439
LafargeHolcim, Ltd. (a)	220	11,613
Nestle SA	4,305	309,421
Novartis AG	1,173	85,521
Partners Group Holding AG	28	13,148
Roche Holding AG	1,205	275,774
Schindler Holding AG (d)	76	13,430
Schindler Holding AG (d)	124	21,705
SGS SA	4	8,155
Sika AG	4	19,253
Sonova Holding AG	276	33,511
STMicroelectronics NV	208	2,364
Swatch Group AG	4	245
Swiss Life Holding AG (a)	16	4,537
Swiss Prime Site AG (a)	296	24,275
Swiss Re AG	156	14,812
Swisscom AG	136	61,032
Syngenta AG	79	31,286
TE Connectivity, Ltd.	408	28,266
UBS Group AG	1,610	25,266
Wolseley PLC	276	16,922
Zurich Insurance Group AG (a)	52	14,346

		1,274,791

UNITED KINGDOM — 6.0%
3i Group PLC	424	3,688
Aberdeen Asset Management PLC	1,125	3,577
Admiral Group PLC	256	5,779
Anglo American PLC (a)	1,377	19,737
Ashtead Group PLC	96	1,874
Associated British Foods PLC	84	2,849
AstraZeneca PLC	1,738	95,298
Auto Trader Group PLC (c)	68	344

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Aviva PLC	1,349	$8,108
Babcock International Group PLC	48	565
BAE Systems PLC	4,361	31,874
Barclays PLC	12,614	34,828
Barratt Developments PLC	208	1,188
Berkeley Group Holdings PLC	168	5,829
BP PLC	11,284	71,054
British American Tobacco PLC	224	12,792
British Land Co. PLC REIT	336	2,614
BT Group PLC	7,740	35,090
Bunzl PLC	348	9,069
Burberry Group PLC	509	9,415
Capita PLC	1,053	6,909
Carnival PLC	104	5,301
Centrica PLC	256	741
CNH Industrial NV	376	3,278
Cobham PLC	601	1,216
Coca-Cola European Partners PLC	260	8,164
Compass Group PLC	3,716	68,921
Croda International PLC	152	6,003
Delphi Automotive PLC	428	28,826
Diageo PLC	2,094	54,595
Direct Line Insurance Group PLC	889	4,058
easyJet PLC	1,001	12,431
Fiat Chrysler Automobiles NV	1,638	14,970
G4S PLC	557	1,617
GKN PLC	2,755	11,292
GlaxoSmithKline PLC	2,194	42,346
Hargreaves Lansdown PLC	292	4,377
HSBC Holdings PLC	10,227	83,012
IMI PLC	4	51
Imperial Brands PLC	1,033	45,217
International Consolidated Airlines Group SA	641	3,468
Intertek Group PLC	220	9,463
ITV PLC	4,281	10,918
J Sainsbury PLC	685	2,110
Johnson Matthey PLC	204	8,021
Kingfisher PLC	5,814	25,166
Land Securities Group PLC REIT	252	3,319
Legal & General Group PLC	1,189	3,638
Liberty Global PLC Class A (a)	124	3,793
Liberty Global PLC Series C (a)	180	5,346
Liberty Global PLC LiLAC Class C (a)	16	339
Lloyds Banking Group PLC	10,431	8,057
London Stock Exchange Group PLC	200	7,201
Marks & Spencer Group PLC	1,906	8,243
Merlin Entertainments PLC (c)	1,606	8,902
National Grid PLC	2,607	30,654
NEX Group PLC	355	2,037
Next PLC	308	18,964
Old Mutual PLC	1,430	3,663
Pearson PLC	212	2,144
Pentair PLC	56	3,140
Persimmon PLC	388	8,515
Petrofac, Ltd.	4	43
Prudential PLC	493	9,914
Randgold Resources, Ltd.	444	35,195
Reckitt Benckiser Group PLC	1,097	93,340
RELX NV	1,365	23,021

RELX PLC	1,534	27,466
Rio Tinto PLC	625	24,392
Rio Tinto, Ltd.	320	13,880
Rolls-Royce Holdings PLC (a)	2,295	18,943
Royal Bank of Scotland Group PLC (a)	3,059	8,490
Royal Mail PLC	3,103	17,718
RSA Insurance Group PLC	561	4,062
Sage Group PLC	1,197	9,688
Schroders PLC	120	4,445
Sky PLC	1,337	16,372
Smith & Nephew PLC	881	13,292
Smiths Group PLC	444	7,769
SSE PLC	64	1,228
St James’s Place PLC	517	6,478
Standard Chartered PLC (a)	2,739	22,459
Standard Life PLC	537	2,468
Tate & Lyle PLC	4	35
Taylor Wimpey PLC	3,464	6,570
Tesco PLC (a)	6,823	17,439
TP ICAP PLC	289	1,547
Travis Perkins PLC	156	2,799
Unilever NV	1,886	77,810
Unilever PLC	1,462	59,480
Vodafone Group PLC	14,091	34,797
Weir Group PLC	4	93
Whitbread PLC	164	7,652
William Hill PLC	893	3,202
Wm Morrison Supermarkets PLC	1,374	3,917
WPP PLC	304	6,822

		1,518,824

UNITED STATES — 61.0%
3M Co.	665	118,749
Abbott Laboratories	1,498	57,538
AbbVie, Inc.	208	13,025
Accenture PLC Class A	1,133	132,708
Activision Blizzard, Inc.	196	7,078
Adobe Systems, Inc. (a)	68	7,001
Advance Auto Parts, Inc.	76	12,853
AES Corp.	296	3,440
Aetna, Inc.	108	13,393
Aflac, Inc.	108	7,517
AGCO Corp.	76	4,397
Agilent Technologies, Inc.	72	3,280
AGNC Investment Corp. REIT	1,786	32,380
Air Products & Chemicals, Inc.	36	5,178
Albemarle Corp.	84	7,231
Alleghany Corp. (a)	76	46,217
Allergan PLC (a)	32	6,720
Allstate Corp.	553	40,988
Ally Financial, Inc.	388	7,380
Alphabet, Inc. Class A (a)	284	225,056
Alphabet, Inc. Class C (a)	300	231,546
Altria Group, Inc.	1,185	80,130
Amazon.com, Inc. (a)	20	14,997
Ameren Corp.	108	5,666
American Electric Power Co., Inc.	144	9,066
American Express Co.	160	11,853
American International Group, Inc.	681	44,476
American Tower Corp. REIT	351	37,094

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

American Water Works Co., Inc.	196	$14,183
Ameriprise Financial, Inc.	40	4,438
AmerisourceBergen Corp.	268	20,955
AMETEK, Inc.	400	19,440
Amgen, Inc.	877	128,226
Amphenol Corp. Class A	288	19,354
Anadarko Petroleum Corp.	76	5,299
Analog Devices, Inc.	80	5,810
Annaly Capital Management, Inc.	5,402	53,858
ANSYS, Inc. (a)	400	36,996
Anthem, Inc.	120	17,252
Aon PLC	364	40,597
Apache Corp.	160	10,155
Apple, Inc.	4,789	554,662
Applied Materials, Inc.	208	6,712
Arch Capital Group, Ltd. (a)	797	68,773
Archer-Daniels-Midland Co.	284	12,965
Arconic, Inc.	112	2,076
Arrow Electronics, Inc. (a)	76	5,419
Assurant, Inc.	64	5,943
AT&T, Inc.	4,745	201,805
Automatic Data Processing, Inc.	1,558	160,131
AutoZone, Inc. (a)	124	97,934
AvalonBay Communities, Inc.	404	71,569
Avnet, Inc.	96	4,571
Axis Capital Holdings, Ltd.	485	31,656
Baker Hughes, Inc.	108	7,017
Ball Corp.	16	1,201
Bank of America Corp.	4,473	98,853
Bank of New York Mellon Corp.	384	18,194
Baxter International, Inc.	601	26,648
BB&T Corp.	232	10,909
Becton Dickinson and Co.	501	82,941
Bed Bath & Beyond, Inc.	336	13,655
Berkshire Hathaway, Inc. Class B (a)	745	121,420
Best Buy Co., Inc.	180	7,681
Biogen, Inc. (a)	224	63,522
BlackRock, Inc.	24	9,133
Boeing Co.	781	121,586
BorgWarner, Inc.	68	2,682
Boston Scientific Corp. (a)	308	6,662
Bristol-Myers Squibb Co.	1,742	101,802
Brixmor Property Group, Inc.	296	7,228
Broadridge Financial Solutions, Inc.	400	26,520
Brown-Forman Corp. Class B	264	11,859
Bunge, Ltd.	92	6,646
C.H. Robinson Worldwide, Inc.	577	42,271
C.R. Bard, Inc.	240	53,918
CA, Inc.	344	10,929
Camden Property Trust	72	6,053
Campbell Soup Co.	605	36,584
Capital One Financial Corp.	236	20,589
Cardinal Health, Inc.	348	25,046
CarMax, Inc. (a)	96	6,181
Carnival Corp.	100	5,206
Caterpillar, Inc.	172	15,951
CBS Corp. Class B	485	30,856
CDK Global, Inc.	216	12,893
Celanese Corp. Series A	68	5,354
CenterPoint Energy, Inc.	188	4,632

CenturyLink, Inc.	208	4,946
Cerner Corp. (a)	400	18,948
CF Industries Holdings, Inc.	300	9,444
Charles Schwab Corp.	156	6,157
Charter Communications, Inc. Class A (a)	24	6,910
Chevron Corp.	805	94,748
Chipotle Mexican Grill, Inc. Class A (a)	52	19,621
Chubb, Ltd.	336	44,392
Church & Dwight Co., Inc.	1,570	69,378
Cigna Corp.	68	9,070
Cimarex Energy Co.	32	4,349
Cincinnati Financial Corp.	400	30,300
Cintas Corp.	400	46,224
Cisco Systems, Inc.	1,898	57,358
CIT Group, Inc.	100	4,268
Citigroup, Inc.	1,770	105,191
Citizens Financial Group, Inc.	272	9,691
Citrix Systems, Inc. (a)	148	13,218
Clorox Co.	613	73,572
CME Group, Inc.	96	11,074
Coach, Inc.	384	13,448
Coca-Cola Co.	2,026	83,998
Cognizant Technology Solutions Corp. Class A (a)	88	4,931
Colgate-Palmolive Co.	713	46,659
Comcast Corp. Class A	601	41,499
Comerica, Inc.	92	6,266
Conagra Brands, Inc.	128	5,062
ConocoPhillips	364	18,251
Consolidated Edison, Inc.	1,510	111,257
Core Laboratories NV	44	5,282
Corning, Inc.	372	9,028
Costco Wholesale Corp.	436	69,808
Crown Castle International Corp. REIT	477	41,389
CSX Corp.	208	7,473
Cummins, Inc.	172	23,507
CVS Health Corp.	288	22,726
Danaher Corp.	104	8,095
Darden Restaurants, Inc.	88	6,399
DaVita, Inc. (a)	360	23,112
Deere & Co.	108	11,128
Delta Air Lines, Inc.	108	5,313
Devon Energy Corp.	100	4,567
Dick’s Sporting Goods, Inc.	112	5,947
Discover Financial Services	132	9,516
DISH Network Corp. Class A (a)	72	4,171
Dollar General Corp.	340	25,184
Dollar Tree, Inc. (a)	216	16,671
Dominion Resources, Inc.	993	76,054
Dover Corp.	48	3,597
Dow Chemical Co.	300	17,166
Dr. Pepper Snapple Group, Inc.	593	53,767
DTE Energy Co.	64	6,305
Duke Energy Corp.	989	76,766
E.I. du Pont de Nemours & Co.	164	12,038
Eastman Chemical Co.	160	12,034
Eaton Corp. PLC	96	6,441
Eaton Vance Corp.	128	5,361
eBay, Inc. (a)	577	17,131
Edison International	96	6,911

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Edwards Lifesciences Corp. (a)	216	$20,239
Eli Lilly & Co.	1,626	119,592
Emerson Electric Co.	641	35,736
Entergy Corp.	72	5,290
EOG Resources, Inc.	84	8,492
EQT Corp.	52	3,401
Equity Residential REIT	469	30,185
Estee Lauder Cos., Inc. Class A	240	18,358
Everest Re Group, Ltd.	232	50,205
Eversource Energy	292	16,127
Exelon Corp.	304	10,789
Expeditors International of Washington, Inc.	989	52,377
Express Scripts Holding Co. (a)	565	38,866
Exxon Mobil Corp.	2,379	214,729
F5 Networks, Inc. (a)	72	10,420
Facebook, Inc. Class A (a)	84	9,664
Fastenal Co.	296	13,906
Federal Realty Investment Trust REIT	324	46,044
FedEx Corp.	68	12,662
Fidelity National Information Services, Inc.	236	17,851
Fifth Third Bancorp	344	9,278
FirstEnergy Corp.	180	5,575
Fiserv, Inc. (a)	68	7,227
FleetCor Technologies, Inc. (a)	60	8,491
Flex, Ltd. (a)	416	5,978
Flowserve Corp.	140	6,727
Fluor Corp.	172	9,033
FNF Group	276	9,373
Foot Locker, Inc.	541	38,351
Ford Motor Co.	2,126	25,788
Fortive Corp.	436	23,383
Franklin Resources, Inc.	408	16,149
Freeport-McMoRan, Inc. (a)	721	9,510
Frontier Communications Corp.	705	2,383
Gap, Inc.	316	7,091
Gartner, Inc. (a)	400	40,428
General Dynamics Corp.	284	49,035
General Electric Co.	2,066	65,286
General Mills, Inc.	2,230	137,747
General Motors Co.	1,005	35,014
Genuine Parts Co.	268	25,605
Gilead Sciences, Inc.	1,774	127,036
Goldman Sachs Group, Inc.	168	40,228
Halliburton Co.	144	7,789
Harris Corp.	108	11,067
Hartford Financial Services Group, Inc.	160	7,624
HCA Holdings, Inc. (a)	84	6,218
HCP, Inc. REIT	104	3,091
Henry Schein, Inc. (a)	397	60,229
Hershey Co.	509	52,646
Hess Corp.	120	7,475
Hewlett Packard Enterprise Co.	1,081	25,014
HollyFrontier Corp.	88	2,883
Home Depot, Inc.	368	49,341
Honeywell International, Inc.	713	82,601
Hormel Foods Corp.	485	16,883
Host Hotels & Resorts, Inc. REIT	196	3,693
HP, Inc.	1,918	28,463
Humana, Inc.	52	10,610
Illinois Tool Works, Inc.	469	57,434

Ingersoll-Rand PLC	72	5,403
Intel Corp.	5,770	209,278
Intercontinental Exchange, Inc.	120	6,770
International Business Machines Corp.	1,373	227,904
International Flavors & Fragrances, Inc.	76	8,955
International Paper Co.	128	6,792
Interpublic Group of Cos., Inc.	400	9,364
Intuit, Inc.	489	56,044
Intuitive Surgical, Inc. (a)	4	2,537
Invesco, Ltd.	116	3,519
J.M. Smucker Co.	196	25,100
Jacobs Engineering Group, Inc. (a)	76	4,332
JB Hunt Transport Services, Inc.	272	26,403
Johnson & Johnson	4,169	480,310
Johnson Controls International PLC	360	14,828
JPMorgan Chase & Co.	1,530	132,024
Juniper Networks, Inc.	164	4,635
Kellogg Co.	949	69,951
KeyCorp	332	6,066
Kimberly-Clark Corp.	733	83,650
Kinder Morgan, Inc.	505	10,459
KLA-Tencor Corp.	68	5,350
Kohl’s Corp.	88	4,345
Kraft Heinz Co.	96	8,383
Kroger Co.	448	15,460
L Brands, Inc.	144	9,481
L3 Technologies, Inc.	36	5,476
Laboratory Corp. of America Holdings (a)	264	33,892
Las Vegas Sands Corp.	388	20,723
Leucadia National Corp.	160	3,720
Liberty Interactive Corp. QVC Group Class A (a)	160	3,197
Liberty Media Corp.-Liberty SiriusXM Class A (a)	132	4,557
Liberty Media Corp.-Liberty SiriusXM Class C (a)	264	8,955
Lincoln National Corp.	88	5,832
Linear Technology Corp.	264	16,460
Loews Corp.	108	5,058
Lowe’s Cos., Inc.	1,185	84,277
lululemon athletica, Inc. (a)	116	7,539
LyondellBasell Industries NV Class A	581	49,838
M&T Bank Corp.	68	10,637
Macerich Co. REIT	400	28,336
ManpowerGroup, Inc.	52	4,621
Marathon Oil Corp.	641	11,096
Marathon Petroleum Corp.	469	23,614
Marriott International, Inc. Class A	40	3,307
Marsh & McLennan Cos., Inc.	1,021	69,009
MasterCard, Inc. Class A	1,281	132,263
McCormick & Co., Inc.	681	63,558
McDonald’s Corp.	757	92,142
McKesson Corp.	216	30,337
Medtronic PLC	509	36,256
Merck & Co., Inc.	1,377	81,064
MetLife, Inc.	360	19,400
Mettler-Toledo International, Inc. (a)	36	15,068
MGM Resorts International (a)	164	4,728
Michael Kors Holdings, Ltd. (a)	272	11,691
Micron Technology, Inc. (a)	957	20,977

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Microsoft Corp.	7,809	$485,251
Molson Coors Brewing Co. Class B	64	6,228
Mondelez International, Inc. Class A	436	19,328
Monsanto Co.	60	6,313
Monster Beverage Corp. (a)	440	19,510
Morgan Stanley	821	34,687
Mosaic Co.	96	2,816
Motorola Solutions, Inc.	617	51,143
Murphy Oil Corp.	68	2,117
Mylan NV (a)	88	3,357
National Oilwell Varco, Inc.	501	18,757
Navient Corp.	280	4,600
NetApp, Inc.	116	4,091
New York Community Bancorp, Inc.	292	4,646
Newell Brands, Inc.	268	11,966
Newmont Mining Corp.	336	11,447
News Corp. Class A	252	2,888
NextEra Energy, Inc.	340	40,616
NIKE, Inc. Class B	1,474	74,923
Noble Energy, Inc.	60	2,284
Nordstrom, Inc.	156	7,477
Norfolk Southern Corp.	60	6,484
Northern Trust Corp.	72	6,412
Northrop Grumman Corp.	208	48,377
Nucor Corp.	84	5,000
NVIDIA Corp.	633	67,566
O’Reilly Automotive, Inc. (a)	252	70,159
Occidental Petroleum Corp.	605	43,094
Omnicom Group, Inc.	260	22,129
ONEOK, Inc.	64	3,674
Oracle Corp.	3,320	127,654
PACCAR, Inc.	72	4,601
Parker-Hannifin Corp.	36	5,040
Patterson Cos., Inc.	424	17,397
Paychex, Inc.	1,986	120,908
PayPal Holdings, Inc. (a)	120	4,736
People’s United Financial, Inc.	1,622	31,402
PepsiCo, Inc.	2,411	252,263
Pfizer, Inc.	2,487	80,778
PG&E Corp.	1,137	69,095
Philip Morris International, Inc.	252	23,055
Phillips 66	320	27,651
Pioneer Natural Resources Co.	20	3,601
Plains GP Holdings L.P. Class A	148	5,133
PNC Financial Services Group, Inc.	216	25,263
Polaris Industries, Inc.	76	6,262
PPG Industries, Inc.	248	23,500
PPL Corp.	176	5,993
Praxair, Inc.	264	30,938
Priceline Group, Inc. (a)	52	76,235
Principal Financial Group, Inc.	88	5,092
Procter & Gamble Co.	3,932	330,603
Progressive Corp.	601	21,335
Prologis, Inc. REIT	108	5,701
Prudential Financial, Inc.	140	14,568
Public Service Enterprise Group, Inc.	144	6,319
Public Storage REIT	312	69,732
PulteGroup, Inc.	216	3,970
QUALCOMM, Inc.	1,838	119,838
Quest Diagnostics, Inc.	72	6,617

Ralph Lauren Corp.	60	5,419
Raytheon Co.	308	43,736
Realty Income Corp. REIT	400	22,992
Regions Financial Corp.	541	7,769
RenaissanceRe Holdings, Ltd.	240	32,693
Republic Services, Inc. Class A	1,345	76,732
ResMed, Inc.	136	8,439
Reynolds American, Inc.	128	7,173
Robert Half International, Inc.	152	7,415
Rockwell Automation, Inc.	148	19,891
Rockwell Collins, Inc.	152	14,099
Ross Stores, Inc.	781	51,234
Royal Caribbean Cruises, Ltd.	76	6,235
SBA Communications Corp. Class A (a)	64	6,609
SCANA Corp.	120	8,794
Schlumberger, Ltd.	444	37,274
Scripps Networks Interactive, Inc. Class A	84	5,995
Seagate Technology PLC	96	3,664
SEI Investments Co.	156	7,700
Sempra Energy	88	8,856
Sherwin-Williams Co.	84	22,574
Shire PLC	116	6,714
Simon Property Group, Inc. REIT	28	4,975
Skyworks Solutions, Inc.	164	12,244
Southern Co.	2,599	127,845
Southwest Airlines Co.	24	1,196
Spectra Energy Corp.	208	8,547
Stanley Black & Decker, Inc.	48	5,505
Staples, Inc.	372	3,367
Starbucks Corp.	2,583	143,408
State Street Corp. (e)	144	11,192
Stericycle, Inc. (a)	20	1,541
Stryker Corp.	452	54,154
SunTrust Banks, Inc.	212	11,628
Symantec Corp.	184	4,396
Synchrony Financial	128	4,643
Synopsys, Inc. (a)	773	45,499
Sysco Corp.	452	25,027
T Rowe Price Group, Inc.	268	20,170
Target Corp.	1,458	105,311
TD Ameritrade Holding Corp.	244	10,638
Tesoro Corp.	84	7,346
Texas Instruments, Inc.	1,349	98,437
Textron, Inc.	112	5,439
Thermo Fisher Scientific, Inc.	52	7,337
Thomson Reuters Corp.	597	26,158
Tiffany & Co.	116	8,982
Time Warner, Inc.	244	23,553
TJX Cos., Inc.	1,786	134,182
Tractor Supply Co.	156	11,826
Travelers Cos., Inc.	497	60,843
TripAdvisor, Inc. (a)	112	5,193
Twenty-First Century Fox, Inc. Class A	260	7,290
Twenty-First Century Fox, Inc. Class B	517	14,088
Tyson Foods, Inc. Class A	112	6,908
UDR, Inc. REIT	797	29,075
Ulta Salon Cosmetics & Fragrance, Inc. (a)	60	15,296
Under Armour, Inc. Class A (a)	136	3,951
Under Armour, Inc. Class C (a)	136	3,423
Union Pacific Corp.	913	94,660

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

United Parcel Service, Inc. Class B	545	$62,479
United Technologies Corp.	156	17,101
UnitedHealth Group, Inc.	465	74,419
Universal Health Services, Inc. Class B	48	5,106
Unum Group	120	5,272
US Bancorp	753	38,682
Valero Energy Corp.	324	22,136
Varian Medical Systems, Inc. (a)	577	51,803
Ventas, Inc. REIT	641	40,075
Verizon Communications, Inc.	3,071	163,930
VF Corp.	797	42,520
Visa, Inc. Class A	2,699	210,576
VMware, Inc. Class A (a)	400	31,492
Voya Financial, Inc.	112	4,393
W.W. Grainger, Inc.	64	14,864
Wabtec Corp.	88	7,306
Wal-Mart Stores, Inc.	2,811	194,296
Walgreens Boots Alliance, Inc.	176	14,566
Walt Disney Co.	1,826	190,306
Waste Management, Inc.	1,313	93,105
Waters Corp. (a)	84	11,289
WEC Energy Group, Inc.	773	45,336
Wells Fargo & Co.	2,319	127,800
Welltower, Inc. REIT	765	51,201
Western Digital Corp.	60	4,077
Western Union Co.	669	14,531
WestRock Co.	88	4,468
Weyerhaeuser Co. REIT	136	4,092
Whirlpool Corp.	28	5,090
Whole Foods Market, Inc.	400	12,304
Williams Cos., Inc.	88	2,740
Willis Towers Watson PLC	48	5,869
WR Berkley Corp.	553	36,780
Xcel Energy, Inc.	1,349	54,904
Xerox Corp.	489	4,269
Xilinx, Inc.	228	13,764
Yahoo!, Inc. (a)	569	22,003
Yum! Brands, Inc.	112	7,093
Zimmer Biomet Holdings, Inc.	40	4,128
Zoetis, Inc.	32	1,713

		15,498,934

TOTAL COMMON STOCKS (Cost $25,068,255)		25,375,889

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
Repsol SA (expiring 1/6/17) (a) (Cost $99)	284	105

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (f) (g) (Cost $3,738)		3,738

TOTAL INVESTMENTS — 99.9% (Cost $25,072,092)		25,379,732
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		26,227

NET ASSETS — 100.0%		$25,405,959

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$367,000	$—	$—	$367,000
Austria	11,814	—	—	11,814
Belgium	72,793	—	—	72,793
Canada	848,009	—	—	848,009
Chile	1,234	—	—	1,234

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Denmark	$275,021	$—	$—	$275,021
Finland	55,025	—	—	55,025
France	528,191	—	—	528,191
Germany	558,703	—	—	558,703
Hong Kong	452,631	—	—	452,631
Ireland	79,120	—	—	79,120
Israel	115,605	—	—	115,605
Italy	126,816	—	—	126,816
Japan	2,600,923	—	—	2,600,923
Luxembourg	23,331	—	—	23,331
Mexico	16,853	—	—	16,853
Netherlands	279,222	—	—	279,222
New Zealand	29,617	—	—	29,617
Norway	30,311	—	—	30,311
Portugal	10,844	—	—	10,844
Singapore	170,180	—	—	170,180
South Africa	10,762	—	—	10,762
Spain	224,275	—	—	224,275
Sweden	195,060	—	—	195,060
Switzerland	1,274,791	—	—	1,274,791
United Kingdom	1,518,824	—	—	1,518,824
United States	15,498,934	—	—	15,498,934
Rights
Spain	105	—	—	105
Short-Term Investment	3,738	—	—	3,738

TOTAL INVESTMENTS	$25,379,732	$—	$—	$25,379,732

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Corp.	36	$2,507	108	—	144	$11,192	$55
State Street Institutional Liquid Reserves Fund, Premier Class	28,844	28,844	919	29,763	—	—	1
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	150,649	146,911	3,738	3,738	13

TOTAL		$31,351				$14,930	$69

See accompanying Notes to Schedule of Investments

SPDR MSCIAustralia StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AIRLINES — 0.1%
Qantas Airways, Ltd.	7,245	$17,470

BANKS — 21.7%
Australia & New Zealand Banking Group, Ltd.	27,988	616,495
Bank of Queensland, Ltd.	2,490	21,401
Bendigo & Adelaide Bank, Ltd.	10,377	95,503
Commonwealth Bank of Australia	11,532	688,150
National Australia Bank, Ltd.	24,393	541,723
Westpac Banking Corp.	26,079	615,612

		2,578,884

BEVERAGES — 0.6%
Coca-Cola Amatil, Ltd.	6,728	49,302
Treasury Wine Estates, Ltd.	3,423	26,471

		75,773

BIOTECHNOLOGY — 5.2%
CSL, Ltd.	8,428	612,773

CAPITAL MARKETS — 1.5%
Macquarie Group, Ltd.	2,873	181,239

CHEMICALS — 0.7%
Incitec Pivot, Ltd.	12,416	32,365
Orica, Ltd.	3,952	50,594

		82,959

COMMERCIAL SERVICES & SUPPLIES — 2.9%
Brambles, Ltd.	38,110	342,184

CONSTRUCTION & ENGINEERING — 0.1%
CIMIC Group, Ltd.	451	11,410

CONSTRUCTION MATERIALS — 1.8%
Boral, Ltd.	27,356	107,164
James Hardie Industries PLC	6,551	104,216

		211,380

CONTAINERS & PACKAGING — 1.6%
Amcor, Ltd.	17,664	191,218

DIVERSIFIED FINANCIAL SERVICES — 2.6%
ASX, Ltd.	7,640	275,168
Challenger, Ltd.	3,469	28,234

		303,402

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.7%
Telstra Corp., Ltd.	172,057	635,391
TPG Telecom, Ltd.	6,981	34,475
Vocus Communications, Ltd.	2,649	7,423

		677,289

ELECTRIC UTILITIES — 0.6%
AusNet Services.	64,197	73,446

FOOD & STAPLES RETAILING — 11.2%
Wesfarmers, Ltd.	25,385	774,587
Woolworths, Ltd.	31,738	553,854

		1,328,441

GAS UTILITIES — 0.7%
APA Group	14,314	88,826

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Cochlear, Ltd.	2,124	188,480

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Healthscope, Ltd.	6,208	10,294
Ramsay Health Care, Ltd.	4,233	209,348
Sonic Healthcare, Ltd.	11,916	184,647

		404,289

HOTELS, RESTAURANTS & LEISURE — 2.9%
Aristocrat Leisure, Ltd.	12,377	138,914
Crown Resorts, Ltd.	1,545	12,955
Domino’s Pizza Enterprises, Ltd.	1,168	54,965
Flight Centre Travel Group, Ltd.	1,325	30,030
Tabcorp Holdings, Ltd.	4,338	15,109
Tatts Group, Ltd.	28,022	90,903

		342,876

INSURANCE — 6.9%
AMP, Ltd.	26,699	97,437
Insurance Australia Group, Ltd.	49,379	214,174
Medibank Pvt, Ltd.	88,116	179,929
QBE Insurance Group, Ltd.	11,739	105,573
Suncorp Group, Ltd.	22,584	221,094

		818,207

IT SERVICES — 0.1%
Computershare, Ltd.	1,112	10,033

MEDIA — 0.5%
REA Group, Ltd.	1,511	60,428

METALS & MINING — 4.5%
Alumina, Ltd.	7,345	9,733
BHP Billiton, Ltd.	14,400	261,301
Fortescue Metals Group, Ltd.	9,008	38,419
Newcrest Mining, Ltd.	6,268	91,908
Rio Tinto, Ltd.	2,213	95,986
South32, Ltd.	15,908	31,677

		529,024

MULTI-UTILITIES — 2.0%
AGL Energy, Ltd.	9,046	144,694
DUET Group	45,884	91,036

		235,730

MULTILINE RETAIL — 0.3%
Harvey Norman Holdings, Ltd.	11,037	41,078

OIL, GAS & CONSUMABLE FUELS — 2.0%
Caltex Australia, Ltd.	1,559	34,385
Oil Search, Ltd.	3,841	19,942
Origin Energy, Ltd.	10,459	49,909
Santos, Ltd.	13,277	38,648
Woodside Petroleum, Ltd.	4,102	92,553

		235,437

PROFESSIONAL SERVICES — 0.5%
SEEK, Ltd.	5,614	60,489

REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.2%
Dexus Property Group REIT	22,645	157,741
Goodman Group	49,903	257,641
GPT Group	40,928	149,069
Mirvac Group REIT	26,068	40,206
Scentre Group REIT	144,021	483,885
Stockland REIT	23,293	77,248

See accompanying Notes to Schedule of Investments

SPDR MSCIAustralia StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Vicinity Centres REIT	38,986	$84,407
Westfield Corp.	65,046	441,796

		1,691,993

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
LendLease Group	12,423	131,514

ROAD & RAIL — 0.5%
Aurizon Holdings, Ltd.	16,775	61,341

TRANSPORTATION INFRASTRUCTURE — 2.2%
Sydney Airport	17,391	75,431
Transurban Group Stapled Security	24,311	181,669

		257,100

TOTAL COMMON STOCKS (Cost $11,449,104)		11,844,713

SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $2,056)	2,056	2,056

TOTAL INVESTMENTS — 99.7% (Cost $11,451,160)		11,846,769
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		35,289

NET ASSETS — 100.0%		$11,882,058

(a)	Amount shown represents less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$17,470	$—	$—	$17,470
Banks	2,578,884	—	—	2,578,884
Beverages	75,773	—	—	75,773
Biotechnology	612,773	—	—	612,773
Capital Markets	181,239	—	—	181,239
Chemicals	82,959	—	—	82,959
Commercial Services & Supplies	342,184	—	—	342,184
Construction & Engineering	11,410	—	—	11,410
Construction Materials	211,380	—	—	211,380
Containers & Packaging	191,218	—	—	191,218
Diversified Financial Services	303,402	—	—	303,402
Diversified Telecommunication Services	677,289	—	—	677,289
Electric Utilities	73,446	—	—	73,446
Food & Staples Retailing.	1,328,441	—	—	1,328,441
Gas Utilities	88,826	—	—	88,826
Health Care Equipment & Supplies	188,480	—	—	188,480
Health Care Providers & Services	404,289	—	—	404,289
Hotels, Restaurants & Leisure	342,876	—	—	342,876
Insurance	818,207	—	—	818,207
IT Services	10,033	—	—	10,033
Media	60,428	—	—	60,428
Metals & Mining	529,024	—	—	529,024
Multi-Utilities	235,730	—	—	235,730
Multiline Retail	41,078	—	—	41,078
Oil, Gas & Consumable Fuels	235,437	—	—	235,437
Professional Services	60,489	—	—	60,489
Real Estate Investment Trusts (REITs)	1,691,993	—	—	1,691,993
Real Estate Management & Development	131,514	—	—	131,514

See accompanying Notes to Schedule of Investments

SPDR MSCIAustralia StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Road & Rail	$61,341	$—	$—	$61,341
Transportation Infrastructure	257,100	—	—	257,100
Short-Term Investment	2,056	—	—	2,056

TOTAL INVESTMENTS	$11,846,769	$—	$—	$11,846,769

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	—	—	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	332,938	330,882	2,056	2,056	37

TOTAL		$—				$2,056	$37

See accompanying Notes to Schedule of Investments

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.1%
Bombardier, Inc. Class B (a)	17,555	$28,276
CAE, Inc.	12,959	181,477

		209,753

AUTO COMPONENTS — 3.2%
Linamar Corp.	2,527	108,708
Magna International, Inc.	11,343	493,119

		601,827

BANKS — 19.4%
Bank of Montreal	7,412	533,744
Bank of Nova Scotia	11,733	654,084
Canadian Imperial Bank of Commerce	8,901	727,186
National Bank of Canada	4,369	177,653
Royal Bank of Canada	11,616	787,104
Toronto-Dominion Bank	15,194	750,268

		3,630,039

CAPITAL MARKETS — 1.5%
CI Financial Corp.	12,246	263,630
IGM Financial, Inc.	486	13,844

		277,474

CHEMICALS — 4.7%
Agrium, Inc.	4,352	437,975
Methanex Corp.	616	27,051
Potash Corp. of Saskatchewan, Inc.	22,575	408,893

		873,919

CONSTRUCTION & ENGINEERING — 1.5%
SNC-Lavalin Group, Inc.	6,360	274,072

CONTAINERS & PACKAGING — 1.6%
CCL Industries, Inc. Class B	1,518	298,608

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Element Fleet Management Corp.	1,333	12,385
Onex Corp.	2,793	190,317

		202,702

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
BCE, Inc.	9,653	417,705
TELUS Corp.	5,385	171,663

		589,368

ELECTRIC UTILITIES — 2.7%
Emera, Inc.	4,223	142,934
Fortis, Inc.	5,035	155,663
Hydro One, Ltd. (b)	11,546	203,016

		501,613

FOOD & STAPLES RETAILING — 7.2%
Alimentation Couche-Tard, Inc. Class B	9,849	447,118
Empire Co., Ltd. Class A	2,300	26,961
George Weston, Ltd.	1,567	132,728
Jean Coutu Group PJC, Inc. Class A	3,997	62,352
Loblaw Cos., Ltd.	4,153	219,379
Metro, Inc.	15,065	451,147

		1,339,685

FOOD PRODUCTS — 2.4%
Saputo, Inc.	12,975	459,671

HOTELS, RESTAURANTS & LEISURE — 0.1%
Restaurant Brands International, Inc.	544	25,941

INSURANCE — 12.2%
Fairfax Financial Holdings, Ltd.	553	267,418
Great-West Lifeco, Inc.	17,911	469,729
Industrial Alliance Insurance & Financial Services, Inc.	1,189	47,337
Intact Financial Corp.	7,533	539,817
Manulife Financial Corp.	11,796	210,314
Power Corp. of Canada	5,953	133,394
Power Financial Corp.	13,465	336,964
Sun Life Financial, Inc.	7,287	280,112

		2,285,085

IT SERVICES — 2.4%
CGI Group, Inc. Class A (a)	9,191	441,645

MEDIA — 2.3%
Shaw Communications, Inc. Class B	9,377	188,372
Thomson Reuters Corp.	5,512	241,516

		429,888

METALS & MINING — 3.1%
Agnico Eagle Mines, Ltd.	2,555	107,550
Barrick Gold Corp.	4,517	72,384
Eldorado Gold Corp. (a)	4,667	15,034
First Quantum Minerals, Ltd.	5,039	50,163
Franco-Nevada Corp.	1,992	119,248
Goldcorp, Inc.	4,969	67,733
Kinross Gold Corp. (a)	5,585	17,450
Silver Wheaton Corp.	1,951	37,738
Teck Resources, Ltd. Class B	3,078	61,672
Turquoise Hill Resources, Ltd. (a)	5,188	16,674
Yamana Gold, Inc.	6,634	18,650

		584,296

MULTI-UTILITIES — 0.2%
Atco, Ltd. Class I	573	19,082
Canadian Utilities, Ltd. Class A	571	15,409

		34,491

MULTILINE RETAIL — 3.5%
Canadian Tire Corp., Ltd. Class A	2,999	311,451
Dollarama, Inc.	4,679	343,253

		654,704

OIL, GAS & CONSUMABLE FUELS — 13.1%
AltaGas, Ltd.	4,126	104,300
ARC Resources, Ltd.	1,147	19,766
Cameco Corp.	2,808	29,398
Canadian Natural Resources, Ltd.	5,514	175,940
Cenovus Energy, Inc.	7,677	116,210
Crescent Point Energy Corp.	4,149	56,463
Enbridge, Inc.	6,464	272,336
Encana Corp.	4,091	48,077
Husky Energy, Inc. (a)	4,409	53,557
Imperial Oil, Ltd.	6,254	217,833
Inter Pipeline, Ltd.	3,455	76,363
Keyera Corp.	8,384	252,948
Pembina Pipeline Corp.	7,450	233,102
Peyto Exploration & Development Corp.	486	12,035
PrairieSky Royalty, Ltd.	524	12,480

See accompanying Notes to Schedule of Investments

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Seven Generations Energy, Ltd. Class A (a)	248	$5,790
Suncor Energy, Inc.	12,938	423,532
Tourmaline Oil Corp. (a)	828	22,172
TransCanada Corp.	6,401	288,965
Veresen, Inc.	1,112	10,871
Vermilion Energy, Inc.	331	13,943

		2,446,081

PAPER & FOREST PRODUCTS — 0.1%
West Fraser Timber Co., Ltd.	467	16,719

PHARMACEUTICALS — 0.3%
Valeant Pharmaceuticals International, Inc. (a)	3,624	52,615

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
H&R Real Estate Investment Trust	3,092	51,578
RioCan Real Estate Investment Trust	4,763	94,582
Smart Real Estate Investment Trust	2,961	71,295

		217,455

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
Brookfield Asset Management, Inc. Class A	6,910	228,263
First Capital Realty, Inc.	9,482	146,149

		374,412

ROAD & RAIL — 4.8%
Canadian National Railway Co.	8,296	558,985
Canadian Pacific Railway, Ltd.	2,432	347,395

		906,380

SOFTWARE — 2.5%
Constellation Software, Inc.	836	380,344
Open Text Corp.	1,300	80,382

		460,726

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
BlackBerry, Ltd. (a)	1,806	12,444

TEXTILES,APPAREL & LUXURY GOODS — 1.3%
Gildan Activewear, Inc.	9,285	236,028

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Finning International, Inc.	996	19,525

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Rogers Communications, Inc. Class B	4,645	179,385

TOTAL COMMON STOCKS (Cost $16,786,651)		18,636,551

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e) (Cost $3,582)	3,582	3,582

TOTAL INVESTMENTS — 99.7% (Cost $16,790,233)		18,640,133
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		47,051

NET ASSETS — 100.0%		$18,687,184

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.1% of net assets as of December 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$209,753	$—	$—	$209,753
Auto Components	601,827	—	—	601,827
Banks	3,630,039	—	—	3,630,039
Capital Markets	277,474	—	—	277,474
Chemicals	873,919	—	—	873,919
Construction & Engineering	274,072	—	—	274,072
Containers & Packaging	298,608	—	—	298,608
Diversified Financial Services	202,702	—	—	202,702
Diversified Telecommunication Services	589,368	—	—	589,368
Electric Utilities	501,613	—	—	501,613
Food & Staples Retailing	1,339,685	—	—	1,339,685
Food Products	459,671	—	—	459,671
Hotels, Restaurants & Leisure	25,941	—	—	25,941

See accompanying Notes to Schedule of Investments

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Insurance	$2,285,085	$—	$—	$2,285,085
IT Services	441,645	—	—	441,645
Media	429,888	—	—	429,888
Metals & Mining	584,296	—	—	584,296
Multi-Utilities	34,491	—	—	34,491
Multiline Retail	654,704	—	—	654,704
Oil, Gas & Consumable Fuels	2,446,081	—	—	2,446,081
Paper & Forest Products	16,719	—	—	16,719
Pharmaceuticals	52,615	—	—	52,615
Real Estate Investment Trusts (REITs)	217,455	—	—	217,455
Real Estate Management & Development	374,412	—	—	374,412
Road & Rail	906,380	—	—	906,380
Software	460,726	—	—	460,726
Technology Hardware, Storage & Peripherals	12,444	—	—	12,444
Textiles, Apparel & Luxury Goods	236,028	—	—	236,028
Trading Companies & Distributors	19,525	—	—	19,525
Wireless Telecommunication Services	179,385	—	—	179,385
Short-Term Investment	3,582	—	—	3,582

TOTAL INVESTMENTS	$18,640,133	$—	$—	$18,640,133

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,298	$9,298	263	9,561	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	231,826	228,244	3,582	3,582	26

TOTAL		$9,298				$3,582	$26

See accompanying Notes to Schedule of Investments

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AIR FREIGHT & LOGISTICS — 3.4%
Deutsche Post AG	5,388	$177,508

AIRLINES — 0.6%
Deutsche Lufthansa AG	2,518	32,587
AUTO COMPONENTS — 2.7%
Continental AG	704	136,406
Schaeffler AG	61	904

		137,310

AUTOMOBILES — 10.0%
Bayerische Motoren Werke AG	764	71,517
Bayerische Motoren Werke AG Preference Shares	622	47,695
Daimler AG	2,842	211,990
Porsche Automobil Holding SE Preference Shares	762	41,584
Volkswagen AG Preference Shares	898	126,305
Volkswagen AG	133	19,184

		518,275

BANKS — 0.8%
Commerzbank AG	5,207	39,796

CAPITAL MARKETS — 2.7%
Deutsche Bank AG (a)	5,186	94,356
Deutsche Boerse AG (a)	552	45,146

		139,502

CHEMICALS — 12.9%
BASF SE	2,611	243,202
Covestro AG (b)	1,174	80,711
Evonik Industries AG	2,478	74,176
Fuchs Petrolub SE Preference Shares	1,313	55,229
KS AG	2,253	53,919
Lanxess AG	112	7,366
Linde AG	262	43,137
Symrise AG	1,855	113,148

		670,888

CONSTRUCTION & ENGINEERING — 0.1%
HOCHTIEF AG	29	4,070

CONSTRUCTION MATERIALS — 1.1%
HeidelbergCement AG	583	54,500

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
Deutsche Telekom AG	8,860	152,839
Telefonica Deutschland Holding AG	2,841	12,196

		165,035

ELECTRICAL EQUIPMENT — 0.1%
OSRAM Licht AG	96	5,045

FOOD & STAPLES RETAILING — 2.5%
METRO AG	3,818	127,194

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Fresenius Medical Care AG & Co. KGaA	993	84,261
Fresenius SE & Co. KGaA	1,231	96,419

		180,680

HOUSEHOLD PRODUCTS — 3.6%
Henkel AG & Co. KGaA	349	36,435
Henkel AG & Co. KGaA Preference Shares	1,273	152,061

		188,496

INDUSTRIAL CONGLOMERATES — 5.0%
Siemens AG	2,105	259,325

INSURANCE — 10.3%
Allianz SE	1,435	237,630
Hannover Rueck SE	1,201	130,222
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	875	165,800

		533,652

INTERNET & CATALOG RETAIL — 0.1%
Zalando SE (a) (b)	117	4,478

INTERNET SOFTWARE & SERVICES — 0.2%
United Internet AG	319	12,481

LIFE SCIENCES TOOLS & SERVICES — 0.4%
QIAGEN NV (a)	692	19,473

MACHINERY — 3.4%
GEA Group AG	2,244	90,485
MAN SE	840	83,575

		174,060

MEDIA — 5.3%
Axel Springer SE	1,303	63,398
ProSiebenSat.1 Media SE	2,990	115,457
RTL Group SA (a)	1,331	97,892

		276,747

METALS & MINING — 0.3%
ThyssenKrupp AG	585	13,970

MULTI-UTILITIES — 4.2%
E.ON SE	7,406	52,337
Innogy SE (a)	3,393	118,135
RWE AG (a)	3,751	46,745

		217,217

PERSONAL PRODUCTS — 2.9%
Beiersdorf AG	1,762	149,793

PHARMACEUTICALS — 5.7%
Bayer AG	1,989	207,964
Merck KGaA	852	89,101

		297,065

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.4%
Deutsche Wohnen AG	1,298	40,853
Vonovia SE	998	32,532

		73,385

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Infineon Technologies AG	6,350	110,578

SOFTWARE — 4.2%
SAP SE	2,495	217,923

TEXTILES,APPAREL & LUXURY GOODS — 4.1%
adidas AG	910	144,117
HUGO BOSS AG	1,153	70,694

		214,811

TRADING COMPANIES & DISTRIBUTORS — 1.8%
Brenntag AG	1,697	94,507

See accompanying Notes to Schedule of Investments

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.6%
Fraport AG Frankfurt Airport Services Worldwide	487	$28,852

TOTAL COMMON STOCKS (Cost $5,661,710)		5,139,203

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e) (Cost $336)	336	336

TOTAL INVESTMENTS — 99.2% (Cost $5,662,046)		5,139,539
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		41,684

NET ASSETS — 100.0%		$5,181,223

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$177,508	$—	$—	$177,508
Airlines	32,587	—	—	32,587
Auto Components	137,310	—	—	137,310
Automobiles	518,275	—	—	518,275
Banks	39,796	—	—	39,796
Capital Markets	139,502	—	—	139,502
Chemicals	670,888	—	—	670,888
Construction & Engineering	4,070	—	—	4,070
Construction Materials	54,500	—	—	54,500
Diversified Telecommunication Services	165,035	—	—	165,035
Electrical Equipment	5,045	—	—	5,045
Food & Staples Retailing	127,194	—	—	127,194
Health Care Providers & Services	180,680	—	—	180,680
Household Products	188,496	—	—	188,496
Industrial Conglomerates	259,325	—	—	259,325
Insurance	533,652	—	—	533,652
Internet & Catalog Retail	4,478	—	—	4,478
Internet Software & Services	12,481	—	—	12,481
Life Sciences Tools & Services	19,473	—	—	19,473
Machinery	174,060	—	—	174,060
Media	276,747	—	—	276,747
Metals & Mining	13,970	—	—	13,970
Multi-Utilities	217,217	—	—	217,217
Personal Products	149,793	—	—	149,793
Pharmaceuticals	297,065	—	—	297,065
Real Estate Management & Development	73,385	—	—	73,385
Semiconductors & Semiconductor Equipment	110,578	—	—	110,578
Software	217,923	—	—	217,923
Textiles, Apparel & Luxury Goods	214,811	—	—	214,811
Trading Companies & Distributors	94,507	—	—	94,507
Transportation Infrastructure	28,852	—	—	28,852
Short-Term Investment	336	—	—	336

TOTAL INVESTMENTS	$5,139,539	$—	$—	$5,139,539

See accompanying Notes to Schedule of Investments

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	353	$353	—	353	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	19,867	19,531	336	336	2

TOTAL		$353				$336	$2

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AIR FREIGHT & LOGISTICS — 0.2%
Yamato Holdings Co., Ltd.	1,500	$30,563

AIRLINES — 1.0%
ANA Holdings, Inc.	17,000	45,884
Japan Airlines Co., Ltd.	3,000	87,838

		133,722

AUTO COMPONENTS — 4.2%
Aisin Seiki Co., Ltd.	700	30,428
Bridgestone Corp.	8,200	296,265
Denso Corp.	900	39,068
Koito Manufacturing Co., Ltd.	1,500	79,607
NGK Spark Plug Co., Ltd.	200	4,455
NOK Corp.	200	4,057
Stanley Electric Co., Ltd.	100	2,739
Sumitomo Electric Industries, Ltd.	2,400	34,703
Sumitomo Rubber Industries, Ltd.	2,400	38,191
Toyoda Gosei Co., Ltd.	100	2,344
Toyota Industries Corp.	300	14,327
Yokohama Rubber Co., Ltd.	200	3,594

		549,778

AUTOMOBILES — 7.9%
Fuji Heavy Industries, Ltd.	6,700	274,124
Honda Motor Co., Ltd.	4,600	134,685
Isuzu Motors, Ltd.	7,200	91,424
Mazda Motor Corp.	1,400	22,950
Mitsubishi Motors Corp.	2,200	12,562
Nissan Motor Co., Ltd.	10,500	105,824
Suzuki Motor Corp.	500	17,636
Toyota Motor Corp.	6,200	365,616
Yamaha Motor Co., Ltd.	400	8,827

		1,033,648

BANKS — 8.0%
Aozora Bank, Ltd.	9,000	31,869
Bank of Kyoto, Ltd.	1,000	7,442
Chiba Bank, Ltd.	3,000	18,442
Chugoku Bank, Ltd.	700	10,071
Concordia Financial Group, Ltd.	5,000	24,118
Fukuoka Financial Group, Inc.	2,000	8,900
Hachijuni Bank, Ltd.	1,300	7,557
Hiroshima Bank, Ltd.	1,000	4,681
Japan Post Bank Co., Ltd.	3,600	43,304
Kyushu Financial Group, Inc.	5,800	39,434
Mebuki Financial Group, Inc.	5,400	20,047
Mitsubishi UFJ Financial Group, Inc.	40,600	250,698
Mizuho Financial Group, Inc.	101,600	182,756
Resona Holdings, Inc.	13,100	67,334
Seven Bank, Ltd.	500	1,436
Shinsei Bank, Ltd.	5,000	8,402
Shizuoka Bank, Ltd.	1,000	8,419
Sumitomo Mitsui Financial Group, Inc.	5,000	191,195
Sumitomo Mitsui Trust Holdings, Inc.	800	28,691
Suruga Bank, Ltd.	2,800	62,633
Yamaguchi Financial Group, Inc.	3,000	32,743

		1,050,172

BEVERAGES — 1.3%
Asahi Group Holdings, Ltd.	1,500	47,456
Kirin Holdings Co., Ltd.	3,900	63,582
Suntory Beverage & Food, Ltd.	1,500	62,438

		173,476

BUILDING PRODUCTS — 2.0%
Asahi Glass Co., Ltd.	2,000	13,650
Daikin Industries, Ltd.	2,500	230,098
LIXIL Group Corp.	400	9,102
TOTO, Ltd.	100	3,965

		256,815

CAPITAL MARKETS — 0.4%
Daiwa Securities Group, Inc.	3,000	18,527
Nomura Holdings, Inc.	6,000	35,449
SBI Holdings, Inc.	400	5,100

		59,076

CHEMICALS — 4.0%
Air Water, Inc.	200	3,618
Asahi Kasei Corp.	3,000	26,223
Daicel Corp.	3,000	33,180
Hitachi Chemical Co., Ltd.	1,100	27,567
JSR Corp.	300	4,740
Kansai Paint Co., Ltd.	2,300	42,456
Kuraray Co., Ltd.	1,200	18,067
Mitsubishi Chemical Holdings Corp.	3,200	20,797
Mitsubishi Gas Chemical Co., Inc.	300	5,131
Mitsui Chemicals, Inc.	2,000	9,003
Nippon Paint Holdings Co., Ltd.	100	2,731
Nissan Chemical Industries, Ltd.	1,500	50,221
Nitto Denko Corp.	1,700	130,727
Shin-Etsu Chemical Co., Ltd.	1,000	77,738
Sumitomo Chemical Co., Ltd.	3,000	14,301
Taiyo Nippon Sanso Corp.	100	1,161
Teijin, Ltd.	300	6,093
Toray Industries, Inc.	7,000	56,787

		530,541

COMMERCIAL SERVICES & SUPPLIES — 1.4%
Dai Nippon Printing Co., Ltd.	2,000	19,805
Park24 Co., Ltd.	2,000	54,358
Secom Co., Ltd.	1,000	73,288
Sohgo Security Services Co., Ltd.	100	3,854
Toppan Printing Co., Ltd.	3,000	28,705

		180,010

CONSTRUCTION & ENGINEERING — 0.9%
JGC Corp.	300	5,463
Kajima Corp.	5,000	34,681
Obayashi Corp.	3,200	30,646
Shimizu Corp.	2,000	18,331
Taisei Corp.	5,000	35,067

		124,188

CONSTRUCTION MATERIALS — 0.0% (a)
Taiheiyo Cement Corp.	2,000	6,345

CONSUMER FINANCE — 0.1%
Acom Co., Ltd. (b)	1,800	7,886
AEON Financial Service Co., Ltd.	100	1,781
Credit Saison Co., Ltd.	200	3,562

		13,229

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

CONTAINERS & PACKAGING — 0.0% (a)
Toyo Seikan Group Holdings, Ltd.	300	$5,612

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc.	1,100	30,368

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Japan Exchange Group, Inc.	7,300	104,523
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	5,179
ORIX Corp.	2,400	37,532

		147,234

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Nippon Telegraph & Telephone Corp.	3,100	130,554

ELECTRIC UTILITIES — 2.1%
Chubu Electric Power Co., Inc.	4,500	63,004
Chugoku Electric Power Co., Inc.	3,200	37,615
Hokuriku Electric Power Co.	1,100	12,355
Kansai Electric Power Co., Inc. (b)	3,800	41,637
Kyushu Electric Power Co., Inc.	1,200	13,046
Tohoku Electric Power Co., Inc.	4,200	53,186
Tokyo Electric Power Co. Holdings, Inc. (b)	14,200	57,465

		278,308

ELECTRICAL EQUIPMENT — 0.5%
Fuji Electric Co., Ltd.	1,000	5,196
Mitsubishi Electric Corp.	2,500	34,927
Nidec Corp.	300	25,940

		66,063

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.3%
Alps Electric Co., Ltd.	200	4,846
Hamamatsu Photonics KK	100	2,636
Hirose Electric Co., Ltd.	100	12,423
Hitachi High-Technologies Corp.	700	28,298
Hitachi, Ltd.	12,000	65,023
Keyence Corp.	400	275,046
Kyocera Corp.	700	34,881
Murata Manufacturing Co., Ltd.	1,800	241,523
Nippon Electric Glass Co., Ltd.	1,000	5,419
Omron Corp.	200	7,691
TDK Corp.	200	13,787
Yaskawa Electric Corp.	200	3,117
Yokogawa Electric Corp.	200	2,903

		697,593

FOOD & STAPLES RETAILING — 2.0%
Aeon Co., Ltd.	2,800	39,755
FamilyMart UNY Holdings Co., Ltd.	500	33,352
Lawson, Inc.	700	49,273
Seven & i Holdings Co., Ltd.	1,900	72,540
Sundrug Co., Ltd.	400	27,745
Tsuruha Holdings, Inc.	400	38,067

		260,732

FOOD PRODUCTS — 2.0%
Ajinomoto Co., Inc.	1,900	38,347
Calbee, Inc.	1,000	31,380
MEIJI Holdings Co., Ltd.	400	31,414
NH Foods, Ltd.	2,000	54,100
Nisshin Seifun Group, Inc.	1,300	19,550
Nissin Foods Holdings Co., Ltd.	700	36,850

Toyo Suisan Kaisha, Ltd.	1,000	36,310
Yakult Honsha Co., Ltd.	100	4,647
Yamazaki Baking Co., Ltd.	600	11,616

		264,214

GAS UTILITIES — 1.3%
Osaka Gas Co., Ltd.	18,000	69,386
Toho Gas Co., Ltd.	5,000	40,768
Tokyo Gas Co., Ltd.	12,000	54,416

		164,570

HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Hoya Corp.	5,600	235,792
Olympus Corp.	200	6,927
Sysmex Corp.	2,000	116,089
Terumo Corp.	800	29,597

		388,405

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Alfresa Holdings Corp.	1,100	18,240
Medipal Holdings Corp.	1,400	22,122
Miraca Holdings, Inc.	400	18,005
Suzuken Co., Ltd.	300	9,825

		68,192

HEALTH CARE TECHNOLOGY — 0.5%
M3, Inc.	2,800	70,699

HOTELS, RESTAURANTS & LEISURE — 1.6%
McDonald’s Holdings Co., Japan, Ltd.	2,000	52,471
Oriental Land Co., Ltd.	2,900	164,251

		216,722

HOUSEHOLD DURABLES — 2.0%
Casio Computer Co., Ltd.	2,400	34,014
Iida Group Holdings Co., Ltd.	200	3,801
Nikon Corp.	2,100	32,715
Panasonic Corp.	5,100	52,012
Rinnai Corp.	200	16,170
Sekisui Chemical Co., Ltd.	1,900	30,365
Sekisui House, Ltd.	2,600	43,369
Sharp Corp. (b)	1,000	2,315
Sony Corp.	1,700	47,734

		262,495

HOUSEHOLD PRODUCTS — 0.1%
Unicharm Corp.	400	8,771

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Electric Power Development Co., Ltd.	400	9,225

INDUSTRIAL CONGLOMERATES — 0.1%
Seibu Holdings, Inc.	200	3,594
Toshiba Corp. (b)	5,000	12,136

		15,730

INSURANCE — 2.0%
Dai-ichi Life Holdings, Inc.	2,500	41,711
Japan Post Holdings Co., Ltd.	3,300	41,280
MS&AD Insurance Group Holdings, Inc.	1,700	52,821
Sompo Holdings, Inc.	900	30,557
Sony Financial Holdings, Inc.	300	4,692
T&D Holdings, Inc.	1,300	17,226
Tokio Marine Holdings, Inc.	1,800	74,016

		262,303

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

INTERNET & CATALOG RETAIL — 0.3%
Rakuten, Inc. (b)	600	$5,893
Start Today Co., Ltd.	2,300	39,814

		45,707

INTERNET SOFTWARE & SERVICES — 0.9%
DeNA Co., Ltd.	100	2,190
Kakaku.com, Inc.	1,800	29,847
Mixi, Inc.	100	3,661
Yahoo! Japan Corp.	20,000	76,992

		112,690

IT SERVICES — 1.5%
Fujitsu, Ltd.	5,000	27,843
Nomura Research Institute, Ltd.	1,320	40,290
NTT Data Corp.	800	38,753
Obic Co., Ltd.	900	39,431
Otsuka Corp.	1,100	51,494

		197,811

LEISURE EQUIPMENT & PRODUCTS — 2.1%
Bandai Namco Holdings, Inc.	2,600	71,891
Sankyo Co., Ltd.	1,000	32,366
Sega Sammy Holdings, Inc.	200	2,982
Shimano, Inc.	1,000	157,243
Yamaha Corp.	300	9,182

		273,664

MACHINERY — 1.6%
Amada Holdings Co., Ltd.	300	3,357
FANUC Corp.	200	33,978
Hino Motors, Ltd.	500	5,101
Hitachi Construction Machinery Co., Ltd.	200	4,340
Hoshizaki Corp.	100	7,931
IHI Corp. (b)	3,000	7,819
JTEKT Corp.	400	6,413
Kawasaki Heavy Industries, Ltd.	3,000	9,440
Komatsu, Ltd.	1,600	36,319
Kubota Corp.	1,100	15,736
Kurita Water Industries, Ltd.	100	2,207
Makita Corp.	400	26,853
Minebea Co., Ltd.	500	4,698
Mitsubishi Heavy Industries, Ltd.	6,000	27,398
Nabtesco Corp.	100	2,331
NGK Insulators, Ltd.	300	5,831
NSK, Ltd.	600	6,965
Sumitomo Heavy Industries, Ltd.	1,000	6,456
THK Co., Ltd.	100	2,217

		215,390

MARINE — 0.2%
Mitsui OSK Lines, Ltd.	4,000	11,112
Nippon Yusen KK	7,000	13,023

		24,135

MEDIA — 0.2%
Dentsu, Inc.	200	9,431
Hakuhodo DY Holdings, Inc.	300	3,704
Toho Co., Ltd.	400	11,335

		24,470

METALS & MINING — 0.9%
Hitachi Metals, Ltd.	400	5,432
JFE Holdings, Inc.	1,700	25,944
Kobe Steel, Ltd. (b)	1,300	12,450
Maruichi Steel Tube, Ltd.	100	3,262
Mitsubishi Materials Corp.	300	9,234
Nippon Steel & Sumitomo Metal Corp.	2,000	44,704
Sumitomo Metal Mining Co., Ltd.	1,000	12,921

		113,947

MULTILINE RETAIL — 0.7%
Don Quijote Holdings Co., Ltd.	100	3,708
Isetan Mitsukoshi Holdings, Ltd.	600	6,482
J Front Retailing Co., Ltd.	400	5,402
Marui Group Co., Ltd.	300	4,391
Ryohin Keikaku Co., Ltd.	300	58,927
Takashimaya Co., Ltd.	1,000	8,265

		87,175

OIL, GAS & CONSUMABLE FUELS — 0.9%
Idemitsu Kosan Co., Ltd.	500	13,311
Inpex Corp.	1,700	17,068
JX Holdings, Inc.	11,500	48,776
Showa Shell Sekiyu KK	500	4,660
TonenGeneral Sekiyu KK	3,000	31,689

		115,504

PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	2,000	8,162

PERSONAL PRODUCTS — 2.5%
Kao Corp.	6,200	294,545
Kose Corp.	300	24,975
Shiseido Co., Ltd.	200	5,073

		324,593

PHARMACEUTICALS — 7.2%
Astellas Pharma, Inc.	21,500	299,269
Chugai Pharmaceutical Co., Ltd.	800	23,012
Daiichi Sankyo Co., Ltd.	2,300	47,159
Eisai Co., Ltd.	500	28,756
Hisamitsu Pharmaceutical Co., Inc.	100	5,016
Kyowa Hakko Kirin Co., Ltd.	1,100	15,241
Mitsubishi Tanabe Pharma Corp.	3,600	70,775
Ono Pharmaceutical Co., Ltd.	100	2,191
Otsuka Holdings Co., Ltd.	1,900	82,966
Santen Pharmaceutical Co., Ltd.	5,900	72,337
Shionogi & Co., Ltd.	3,500	168,015
Sumitomo Dainippon Pharma Co., Ltd.	1,200	20,680
Taisho Pharmaceutical Holdings Co., Ltd.	400	33,266
Takeda Pharmaceutical Co., Ltd.	2,000	82,908

		951,591

PROFESSIONAL SERVICES — 0.6%
Recruit Holdings Co., Ltd.	1,900	76,401

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
Daiwa House REIT Investment Corp.	7	17,741
Japan Prime Realty Investment Corp.	7	27,637
Japan Real Estate Investment Corp.	5	27,307
Japan Retail Fund Investment Corp. REIT	25	50,714
Nippon Building Fund, Inc.	4	22,189
Nippon Prologis, Inc. REIT	13	26,628

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Nomura Real Estate Master Fund, Inc.	35	$53,054
United Urban Investment Corp.	24	36,607

		261,877

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Aeon Mall Co., Ltd.	100	1,410
Daito Trust Construction Co., Ltd.	1,200	180,872
Daiwa House Industry Co., Ltd.	1,400	38,362
Hulic Co., Ltd.	200	1,782
Mitsubishi Estate Co., Ltd.	1,000	19,955
Mitsui Fudosan Co., Ltd.	1,000	23,192
Nomura Real Estate Holdings, Inc.	200	3,409
Tokyo Tatemono Co., Ltd.	200	2,680
Tokyu Fudosan Holdings Corp.	900	5,324

		276,986

ROAD & RAIL — 4.0%
Central Japan Railway Co.	400	65,949
East Japan Railway Co.	1,100	95,254
Hankyu Hanshin Holdings, Inc.	1,600	51,443
Keikyu Corp.	5,000	58,087
Keio Corp.	1,000	8,239
Keisei Electric Railway Co., Ltd.	300	7,297
Kintetsu Group Holdings Co., Ltd.	8,000	30,591
Nagoya Railroad Co., Ltd.	7,000	33,909
Nippon Express Co., Ltd.	5,000	26,965
Odakyu Electric Railway Co., Ltd.	1,100	21,814
Tobu Railway Co., Ltd.	8,000	39,782
Tokyu Corp.	3,000	22,095
West Japan Railway Co.	1,000	61,500

		522,925

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Rohm Co., Ltd.	100	5,770
Tokyo Electron, Ltd.	200	18,940

		24,710

SOFTWARE — 1.2%
Konami Holdings Corp.	400	16,187
LINE Corp. (b)	1,000	34,381
Nexon Co., Ltd.	100	1,453
Oracle Corp. Japan	1,100	55,549
Trend Micro, Inc. (b)	1,300	46,311

		153,881

SPECIALTY RETAIL — 2.6%
ABC-Mart, Inc.	800	45,407
Hikari Tsushin, Inc.	300	28,010
Nitori Holdings Co., Ltd.	1,300	148,909
Shimamura Co., Ltd.	200	25,018
USS Co., Ltd.	3,400	54,279
Yamada Denki Co., Ltd.	6,800	36,730

		338,353

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Brother Industries, Ltd.	300	5,424
Canon, Inc.	3,900	110,177
FUJIFILM Holdings Corp.	1,600	60,839
Konica Minolta, Inc.	900	8,959
NEC Corp.	10,000	26,579

Ricoh Co., Ltd.	2,200	18,636
Seiko Epson Corp.	500	10,610

		241,224

TEXTILES,APPAREL & LUXURY GOODS — 0.0% (a)
Asics Corp.	100	2,002

TOBACCO — 2.1%
Japan Tobacco, Inc.	8,500	280,139

TRADING COMPANIES & DISTRIBUTORS — 3.1%
ITOCHU Corp.	4,100	54,557
Marubeni Corp.	9,500	53,986
MISUMI Group, Inc.	2,900	47,838
Mitsubishi Corp.	3,700	78,990
Mitsui & Co., Ltd.	7,000	96,446
Sumitomo Corp.	4,500	53,069
Toyota Tsusho Corp.	700	18,275

		403,161

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	2,000	19,102

WIRELESS TELECOMMUNICATION SERVICES — 4.0%
KDDI Corp.	13,200	334,937
NTT DOCOMO, Inc.	4,400	100,460
SoftBank Group Corp.	1,300	86,548

		521,945

TOTAL COMMON STOCKS (Cost $12,741,468)		13,106,898

SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $2,442)	2,442	2,442

TOTAL INVESTMENTS — 99.7% (Cost $12,743,910)		13,109,340
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		34,961

NET ASSETS — 100.0%		$13,144,301

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$30,563	$—	$—	$30,563
Airlines	133,722	—	—	133,722
Auto Components	549,778	—	—	549,778
Automobiles	1,033,648	—	—	1,033,648
Banks	1,050,172	—	—	1,050,172
Beverages	173,476	—	—	173,476
Building Products	256,815	—	—	256,815
Capital Markets	59,076	—	—	59,076
Chemicals	530,541	—	—	530,541
Commercial Services & Supplies	180,010	—	—	180,010
Construction & Engineering	124,188	—	—	124,188
Construction Materials	6,345	—	—	6,345
Consumer Finance	13,229	—	—	13,229
Containers & Packaging	5,612	—	—	5,612
Diversified Consumer Services	30,368	—	—	30,368
Diversified Financial Services	147,234	—	—	147,234
Diversified Telecommunication Services	130,554	—	—	130,554
Electric Utilities	278,308	—	—	278,308
Electrical Equipment	66,063	—	—	66,063
Electronic Equipment, Instruments & Components	697,593	—	—	697,593
Food & Staples Retailing	260,732	—	—	260,732
Food Products	264,214	—	—	264,214
Gas Utilities	164,570	—	—	164,570
Health Care Equipment & Supplies	388,405	—	—	388,405
Health Care Providers & Services	68,192	—	—	68,192
Health Care Technology	70,699	—	—	70,699
Hotels, Restaurants & Leisure	216,722	—	—	216,722
Household Durables	262,495	—	—	262,495
Household Products	8,771	—	—	8,771
Independent Power Producers & Energy Traders	9,225	—	—	9,225
Industrial Conglomerates	15,730	—	—	15,730
Insurance	262,303	—	—	262,303
Internet & Catalog Retail	45,707	—	—	45,707
Internet Software & Services	112,690	—	—	112,690
IT Services	197,811	—	—	197,811
Leisure Equipment & Products	273,664	—	—	273,664
Machinery	215,390	—	—	215,390
Marine	24,135	—	—	24,135
Media	24,470	—	—	24,470
Metals & Mining	113,947	—	—	113,947
Multiline Retail	87,175	—	—	87,175
Oil, Gas & Consumable Fuels	115,504	—	—	115,504
Paper & Forest Products	8,162	—	—	8,162
Personal Products	324,593	—	—	324,593
Pharmaceuticals	951,591	—	—	951,591
Professional Services	76,401	—	—	76,401
Real Estate Investment Trusts (REITs)	261,877	—	—	261,877
Real Estate Management & Development	276,986	—	—	276,986
Road & Rail	522,925	—	—	522,925
Semiconductors & Semiconductor Equipment	24,710	—	—	24,710
Software	153,881	—	—	153,881

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Specialty Retail	$338,353	$—	$—	$338,353
Technology Hardware, Storage & Peripherals	241,224	—	—	241,224
Textiles, Apparel & Luxury Goods	2,002	—	—	2,002
Tobacco	280,139	—	—	280,139
Trading Companies & Distributors	403,161	—	—	403,161
Transportation Infrastructure	19,102	—	—	19,102
Wireless Telecommunication Services	521,945	—	—	521,945
Short-Term Investment	2,442	—	—	2,442

TOTAL INVESTMENTS	$13,109,340	$—	$—	$13,109,340

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	754	$754	—	754	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	121,560	119,118	2,442	2,442	12

TOTAL		$754				$2,442	$12

See accompanying Notes to Schedule of Investments

SPDR MSCI Spain StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AIRLINES — 1.4%
International Consolidated Airlines Group SA	5,392	$29,170

BANKS — 29.6%
Banco Bilbao Vizcaya Argentaria SA	21,054	142,434
Banco de Sabadell SA	28,299	39,489
Banco Popular Espanol SA	27,541	26,667
Banco Santander SA	55,688	291,276
Bankia SA	23,629	24,200
Bankinter SA	4,603	35,733
CaixaBank SA	12,784	42,340

		602,139

BIOTECHNOLOGY — 1.9%
Grifols SA	1,926	38,354

CONSTRUCTION & ENGINEERING — 5.9%
ACS Actividades de Construccion y Servicios SA	1,757	55,633
Ferrovial SA	3,599	64,514

		120,147

DIVERSIFIED TELECOMMUNICATION SERVICES — 8.2%
Telefonica SA	18,019	167,629
ELECTRIC UTILITIES — 15.7%
Endesa SA	3,526	74,846
Iberdrola SA	26,499	174,239
Red Electrica Corp. SA	3,771	71,296

		320,381

FOOD & STAPLES RETAILING — 1.7%
Distribuidora Internacional de Alimentacion SA	7,100	34,935

GAS UTILITIES — 6.2%
Enagas SA	2,624	66,770
Gas Natural SDG SA	3,159	59,675

		126,445

INSURANCE — 4.0%
Grupo Catalana Occidente SA	1,187	38,949
Mapfre SA	13,590	41,569

		80,518

IT SERVICES — 4.3%
Amadeus IT Group SA Class A	1,907	86,832

MACHINERY — 1.8%
Zardoya Otis SA	4,231	35,835

MEDIA — 1.5%
Mediaset Espana Comunicacion SA	2,613	30,730

OIL, GAS & CONSUMABLE FUELS — 4.5%
Repsol SA	6,530	92,430

SPECIALTY RETAIL — 7.6%
Industria de Diseno Textil SA	4,541	155,327

TRANSPORTATION INFRASTRUCTURE — 5.4%
Abertis Infraestructuras SA	5,332	74,770
Aena SA (a)	259	35,418

		110,188

TOTAL COMMON STOCKS (Cost $2,892,788)		2,031,060

RIGHTS — 0.1%
Repsol SA (expiring 1/6/17) (b) (Cost $2,277)	6,530	2,424
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e) (Cost $295)	295	295

TOTAL INVESTMENTS — 99.8% (Cost $2,895,360)		2,033,779
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,122

NET ASSETS — 100.0%		$2,037,901

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.7% of net assets as of December 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$29,170	$—	$—	$29,170
Banks	602,139	—	—	602,139
Biotechnology	38,354	—	—	38,354
Construction & Engineering	120,147	—	—	120,147
Diversified Telecommunication Services	167,629	—	—	167,629

See accompanying Notes to Schedule of Investments

SPDR MSCI Spain StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electric Utilities	$320,381	$—	$—	$320,381
Food & Staples Retailing.	34,935	—	—	34,935
Gas Utilities	126,445	—	—	126,445
Insurance	80,518	—	—	80,518
IT Services	86,832	—	—	86,832
Machinery	35,835	—	—	35,835
Media	30,730	—	—	30,730
Oil, Gas & Consumable Fuels	92,430	—	—	92,430
Specialty Retail	155,327	—	—	155,327
Transportation Infrastructure	110,188	—	—	110,188
Rights
Oil, Gas & Consumable Fuels	2,424	—	—	2,424
Short-Term Investment	295	—	—	295

TOTAL INVESTMENTS	$2,033,779	$—	$—	$2,033,779

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	37	$37	—	37	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	63,805	63,510	295	295	6

TOTAL		$37				$295	$6

See accompanying Notes to Schedule of Investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 3.6%
BAE Systems PLC	6,862	$50,153
Cobham PLC	603	1,220
Meggitt PLC.	239	1,354
Rolls-Royce Holdings PLC (a)	3,677	30,351

		83,078

AIR FREIGHT & LOGISTICS — 0.6%
Royal Mail PLC	2,603	14,863

AIRLINES — 0.2%
easyJet PLC	385	4,781

AUTO COMPONENTS — 0.6%
GKN PLC	3,403	13,948

BANKS — 8.6%
Barclays PLC	11,157	30,805
HSBC Holdings PLC	14,681	119,165
Lloyds Banking Group PLC	29,357	22,676
Royal Bank of Scotland Group PLC (a)	2,586	7,177
Standard Chartered PLC (a)	2,460	20,171

		199,994

BEVERAGES — 2.0%
Coca-Cola HBC AG (a)	191	4,177
Diageo PLC	1,635	42,628

		46,805

CAPITAL MARKETS — 2.2%
3i Group PLC	1,507	13,109
Aberdeen Asset Management PLC	1,943	6,177
Hargreaves Lansdown PLC	809	12,126
Investec PLC	224	1,484
NEX Group PLC	471	2,706
Schroders PLC	339	12,558
TP ICAP PLC	385	2,061

		50,221

CHEMICALS — 1.5%
Croda International PLC	493	19,469
Johnson Matthey PLC	382	15,020

		34,489

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Babcock International Group PLC	834	9,821
G4S PLC	529	1,536

		11,357

CONSUMER FINANCE — 0.0% (b)
Provident Financial PLC	22	774

DIVERSIFIED FINANCIAL SERVICES — 0.5%
London Stock Exchange Group PLC	321	11,558

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
BT Group PLC	14,129	64,055
Inmarsat PLC	337	3,130

		67,185

ELECTRIC UTILITIES — 1.1%
SSE PLC	1,373	26,347

ENERGY EQUIPMENT & SERVICES — 0.1%
Petrofac, Ltd.	128	1,374

FOOD & STAPLES RETAILING — 1.0%
J Sainsbury PLC	1,372	4,226
Tesco PLC (a)	4,552	11,635
Wm Morrison Supermarkets PLC	2,352	6,705

		22,566

FOOD PRODUCTS — 1.8%
Associated British Foods PLC	910	30,866
Tate & Lyle PLC	1,335	11,671

		42,537

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Smith & Nephew PLC	2,631	39,695

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Mediclinic International PLC	499	4,754

HOTELS, RESTAURANTS & LEISURE — 5.0%
Carnival PLC	82	4,180
Compass Group PLC	3,544	65,731
InterContinental Hotels Group PLC	21	944
Merlin Entertainments PLC (c)	1,296	7,184
TUI AG	759	10,907
Whitbread PLC	434	20,250
William Hill PLC	1,822	6,533

		115,729

HOUSEHOLD DURABLES — 1.2%
Barratt Developments PLC	366	2,091
Berkeley Group Holdings PLC	282	9,784
Persimmon PLC	712	15,625
Taylor Wimpey PLC	670	1,271

		28,771

HOUSEHOLD PRODUCTS — 3.1%
Reckitt Benckiser Group PLC	860	73,175

INDUSTRIAL CONGLOMERATES — 0.7%
DCC PLC	43	3,209
Smiths Group PLC	714	12,493

		15,702

INSURANCE — 6.2%
Admiral Group PLC	1,289	29,100
Aviva PLC	2,420	14,545
Direct Line Insurance Group PLC	2,984	13,620
Legal & General Group PLC	14,083	43,086
Old Mutual PLC	1,601	4,101
Prudential PLC	989	19,889
RSA Insurance Group PLC	1,716	12,425
St James’s Place PLC	349	4,373
Standard Life PLC	729	3,351

		144,490

INTERNET SOFTWARE & SERVICES — 0.1%
Auto Trader Group PLC (c)	503	2,542

IT SERVICES — 0.3%
Worldpay Group PLC (c)	1,887	6,293

MACHINERY — 0.4%
IMI PLC	546	7,017
Weir Group PLC	57	1,331

		8,348

See accompanying Notes to Schedule of Investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

MEDIA — 5.2%
ITV PLC	11,742	$29,947
Pearson PLC	384	3,884
RELX PLC	3,493	62,541
Sky PLC	812	9,943
WPP PLC	636	14,271

		120,586

METALS & MINING — 3.9%
Anglo American PLC (a)	816	11,696
Antofagasta PLC	117	976
BHP Billiton PLC	819	13,222
Fresnillo PLC	398	6,005
Glencore PLC (a)	8,877	30,422
Randgold Resources, Ltd.	133	10,542
Rio Tinto PLC	478	18,655

		91,518

MULTI-UTILITIES — 2.4%
Centrica PLC	3,845	11,122
National Grid PLC	3,750	44,094

		55,216

MULTILINE RETAIL — 1.5%
Marks & Spencer Group PLC	3,618	15,647
Next PLC	324	19,949

		35,596

OIL, GAS & CONSUMABLE FUELS — 11.5%
BP PLC	17,403	109,585
Royal Dutch Shell PLC Class A	3,624	100,419
Royal Dutch Shell PLC Class B	1,965	57,156

		267,160

PAPER & FOREST PRODUCTS — 0.6%
Mondi PLC	689	14,184

PERSONAL PRODUCTS — 3.3%
Unilever PLC	1,883	76,608

PHARMACEUTICALS — 7.5%
AstraZeneca PLC	1,395	76,491
GlaxoSmithKline PLC	4,189	80,851
Hikma Pharmaceuticals PLC	75	1,754
Shire PLC	277	16,032

		175,128

PROFESSIONAL SERVICES — 1.5%
Capita PLC	1,420	9,317
Experian PLC	658	12,797
Intertek Group PLC	284	12,216

		34,330

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.9%
British Land Co. PLC REIT	370	2,878
Hammerson PLC	1,395	9,877
Intu Properties PLC	629	2,187
Land Securities Group PLC REIT	902	11,881
Segro PLC	2,957	16,738

		43,561

SOFTWARE — 1.1%
Sage Group PLC	3,060	24,766

SPECIALTY RETAIL — 1.4%
Dixons Carphone PLC	494	2,165
Kingfisher PLC	6,784	29,364

		31,529

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
Burberry Group PLC	921	17,036

TOBACCO — 4.8%
British American Tobacco PLC	1,491	85,145
Imperial Brands PLC	576	25,213

		110,358

TRADING COMPANIES & DISTRIBUTORS — 3.2%
Ashtead Group PLC	92	1,796
Bunzl PLC	1,239	32,288
Travis Perkins PLC	530	9,509
Wolseley PLC	503	30,841

		74,434

WATER UTILITIES — 0.9%
Severn Trent PLC	408	11,202
United Utilities Group PLC	802	8,929

		20,131

WIRELESS TELECOMMUNICATION SERVICES — 2.1%
Vodafone Group PLC	20,094	49,621

TOTAL COMMON STOCKS (Cost $2,755,850)		2,313,138

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e) (Cost $4,483)	4,483	4,483

TOTAL INVESTMENTS — 99.8% (Cost $2,760,333)		2,317,621
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,679

NET ASSETS — 100.0%		$2,323,300

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$83,078	$—	$—	$83,078
Air Freight & Logistics	14,863	—	—	14,863
Airlines	4,781	—	—	4,781
Auto Components	13,948	—	—	13,948
Banks	199,994	—	—	199,994
Beverages	46,805	—	—	46,805
Capital Markets	50,221	—	—	50,221
Chemicals	34,489	—	—	34,489
Commercial Services & Supplies	11,357	—	—	11,357
Consumer Finance	774	—	—	774
Diversified Financial Services	11,558	—	—	11,558
Diversified Telecommunication Services	67,185	—	—	67,185
Electric Utilities	26,347	—	—	26,347
Energy Equipment & Services	1,374	—	—	1,374
Food & Staples Retailing	22,566	—	—	22,566
Food Products	42,537	—	—	42,537
Health Care Equipment & Supplies	39,695	—	—	39,695
Health Care Providers & Services	4,754	—	—	4,754
Hotels, Restaurants & Leisure	115,729	—	—	115,729
Household Durables	28,771	—	—	28,771
Household Products	73,175	—	—	73,175
Industrial Conglomerates	15,702	—	—	15,702
Insurance	144,490	—	—	144,490
Internet Software & Services	2,542	—	—	2,542
IT Services	6,293	—	—	6,293
Machinery	8,348	—	—	8,348
Media	120,586	—	—	120,586
Metals & Mining	91,518	—	—	91,518
Multi-Utilities	55,216	—	—	55,216
Multiline Retail	35,596	—	—	35,596
Oil, Gas & Consumable Fuels	267,160	—	—	267,160
Paper & Forest Products	14,184	—	—	14,184
Personal Products	76,608	—	—	76,608
Pharmaceuticals	175,128	—	—	175,128
Professional Services	34,330	—	—	34,330
Real Estate Investment Trusts (REITs)	43,561	—	—	43,561
Software	24,766	—	—	24,766
Specialty Retail	31,529	—	—	31,529
Textiles, Apparel & Luxury Goods	17,036	—	—	17,036
Tobacco	110,358	—	—	110,358
Trading Companies & Distributors	74,434	—	—	74,434
Water Utilities	20,131	—	—	20,131
Wireless Telecommunication Services	49,621	—	—	49,621
Short-Term Investment	4,483	—	—	4,483

TOTAL INVESTMENTS	$2,317,621	$—	$—	$2,317,621

See accompanying Notes to Schedule of Investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,019	$1,019	—	1,019	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	43,485	39,002	4,483	4,483	1

TOTAL		$1,019				$4,483	$1

See accompanying Notes to Schedule of Investments

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 3.9%
APA Group	172,547	$1,070,746
Challenger, Ltd.	82,657	672,736
Sonic Healthcare, Ltd.	71,173	1,102,878
Woolworths, Ltd.	72,716	1,268,953

		4,115,313

BRAZIL — 0.8%
TOTVS SA	110,500	816,180

CANADA — 20.4%
Agrium, Inc. (a)	9,846	990,877
Bank of Montreal (a)	10,944	788,085
Bank of Nova Scotia	17,335	966,380
Canadian Apartment Properties	29,663	693,880
Canadian Imperial Bank of Commerce	11,017	900,058
Canadian Western Bank (a)	35,160	795,462
Emera, Inc. (a)	33,465	1,132,677
Enbridge Income Fund Holdings, Inc. (a)	84,062	2,179,513
Finning International, Inc.	72,747	1,426,135
Fortis, Inc. (a)	36,454	1,127,015
IGM Financial, Inc. (a)	35,500	1,011,223
National Bank of Canada	27,218	1,106,743
Power Corp. of Canada	28,515	638,959
Power Financial Corp. (a)	28,547	714,393
RioCan Real Estate Investment Trust	48,379	960,690
Rogers Communications, Inc. Class B (a)	26,273	1,014,637
Royal Bank of Canada	11,497	779,041
Shaw Communications, Inc. Class B (a)	67,832	1,362,659
TELUS Corp.	40,041	1,276,427
TransCanada Corp. (a)	34,396	1,552,764

		21,417,618

FINLAND — 1.9%
Fortum Oyj	126,804	1,948,687

FRANCE — 5.0%
Klepierre REIT	12,378	487,565
Sanofi	10,236	830,245
Technip SA	24,227	1,732,778
TOTAL SA	33,484	1,720,656
Unibail-Rodamco SE	2,225	532,141

		5,303,385

GERMANY — 1.7%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,971	562,962
Siemens AG	9,703	1,195,359

		1,758,321

HONG KONG — 4.9%
CK Hutchison Holdings, Ltd.	64,500	731,258
CLP Holdings, Ltd.	111,000	1,020,069
Hysan Development Co., Ltd.	125,000	516,725
Link REIT	88,000	572,051
Sino Land Co., Ltd.	410,386	615,064
Sun Hung Kai Properties, Ltd.	36,000	455,041
Wharf Holdings, Ltd.	103,000	684,838
Wheelock & Co., Ltd.	103,000	579,887

		5,174,933

INDONESIA — 1.1%
Astra International Tbk PT	1,940,600	1,191,944

ITALY — 1.4%
Atlantia SpA	33,196	779,400
Hera SpA	308,448	713,136

		1,492,536

JAPAN — 0.9%
Canon, Inc. (a)	34,000	960,518

NETHERLANDS — 0.9%
Boskalis Westminster	25,716	894,819

NORWAY — 0.9%
Orkla ASA	105,973	962,753

PORTUGAL — 1.0%
EDP—Energias de Portugal SA	359,032	1,095,926

SINGAPORE — 1.9%
Singapore Post, Ltd. (a)	902,300	914,979
Singapore Telecommunications, Ltd.	436,100	1,101,796

		2,016,775

SOUTH AFRICA — 9.8%
AVI, Ltd.	207,118	1,383,715
Foschini Group, Ltd.	173,831	2,022,795
MTN Group, Ltd.	309,513	2,855,668
Sanlam, Ltd.	137,119	630,697
SPAR Group, Ltd.	74,425	1,080,754
Standard Bank Group, Ltd.	112,452	1,247,868
Truworths International, Ltd.	184,245	1,073,404

		10,294,901

SPAIN — 2.8%
Abertis Infraestructuras SA	78,437	1,099,914
Enagas SA	41,607	1,058,725
Red Electrica Corp. SA	44,219	836,022

		2,994,661

SWEDEN — 3.1%
Castellum AB	40,062	550,794
Skanska AB Class B	50,716	1,200,825
Telia Co. AB	374,543	1,513,492

		3,265,111

SWITZERLAND — 2.5%
Baloise Holding AG	4,148	523,627
PSP Swiss Property AG	5,618	486,431
Sulzer AG	9,109	941,059
Swiss Prime Site AG (b)	7,789	638,769

		2,589,886

THAILAND — 2.8%
Advanced Info Service PCL NVDR	382,500	1,570,140
Bangkok Bank PCL	124,600	561,927
Siam Commercial Bank PCL NVDR	179,400	763,980

		2,896,047

UNITED KINGDOM — 9.1%
Aberdeen Asset Management PLC	246,297	783,058
BAE Systems PLC	130,912	956,818
British American Tobacco PLC	18,217	1,040,292
Carillion PLC (a)	321,118	936,820
Close Brothers Group PLC	27,890	497,980

See accompanying Notes to Schedule of Investments

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

GlaxoSmithKline PLC	66,213	$1,277,967
IMI PLC	89,447	1,149,461
Pennon Group PLC	72,914	745,095
Tate & Lyle PLC	120,227	1,051,051
UBM PLC	119,685	1,081,806

		9,520,348

UNITED STATES — 22.8%
AT&T, Inc.	37,340	1,588,070
Chevron Corp.	13,453	1,583,418
CME Group, Inc.	7,860	906,651
Consolidated Edison, Inc.	13,514	995,711
Donnelley Financial Solutions, Inc. (b)	14,520	333,670
Entergy Corp.	17,013	1,249,945
Helmerich & Payne, Inc. (a)	27,492	2,127,881
LSC Communications, Inc.	14,520	430,954
Mattel, Inc. (a)	47,863	1,318,626
Mercury General Corp.	15,038	905,438
National Health Investors, Inc. REIT	11,856	879,359
New York Community Bancorp, Inc.	52,870	841,162
Old Republic International Corp.	27,850	529,150
People’s United Financial, Inc. (a)	34,734	672,450
PPL Corp.	30,855	1,050,613
RR Donnelley & Sons Co.	38,723	631,959
Southern Co.	22,164	1,090,247
Tupperware Brands Corp.	19,968	1,050,716
Verizon Communications, Inc.	24,760	1,321,689
Waddell & Reed Financial, Inc. Class A (a)	30,773	600,381
Williams Cos., Inc.	124,284	3,870,204

		23,978,294

TOTAL COMMON STOCKS (Cost $105,010,751)		104,688,956

SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	40,044	40,044
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	6,376,518	6,376,518

TOTAL SHORT-TERM INVESTMENTS (Cost $6,416,562)		6,416,562

TOTAL INVESTMENTS — 105.7% (Cost $111,427,313)		111,105,518
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(5,965,799)

NET ASSETS — 100.0%		$105,139,719

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$4,115,313	$—	$—	$4,115,313
Brazil	816,180	—	—	816,180
Canada	21,417,618	—	—	21,417,618
Finland	1,948,687	—	—	1,948,687
France	5,303,385	—	—	5,303,385
Germany	1,758,321	—	—	1,758,321
Hong Kong	5,174,933	—	—	5,174,933
Indonesia	1,191,944	—	—	1,191,944
Italy.	1,492,536	—	—	1,492,536
Japan	960,518	—	—	960,518
Netherlands	894,819	—	—	894,819
Norway	962,753	—	—	962,753
Portugal	1,095,926	—	—	1,095,926
Singapore.	2,016,775	—	—	2,016,775
South Africa	10,294,901	—	—	10,294,901

See accompanying Notes to Schedule of Investments

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Spain	$2,994,661	$—	$—	$2,994,661
Sweden	3,265,111	—	—	3,265,111
Switzerland	2,589,886	—	—	2,589,886
Thailand	2,896,047	—	—	2,896,047
United Kingdom	9,520,348	—	—	9,520,348
United States	23,978,294	—	—	23,978,294
Short-Term Investments	6,416,562	—	—	6,416,562

TOTAL INVESTMENTS	$111,105,518	$—	$—	$111,105,518

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class .	57,050	$57,050	42,032	99,082	—	$—	$4
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,170,851	1,130,807	40,044	40,044	156
State Street Navigator Securities Lending Government Money Market Portfolio *	8,297,041	8,297,041	101,147,722	103,068,245	6,376,518	6,376,518	7,836

TOTAL		$8,354,091				$6,416,562	$7,996

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 23.9%
APA Group	2,123,259	$13,175,960
ASX, Ltd.	142,387	5,128,314
Aurizon Holdings, Ltd.	6,181,735	22,604,777
Australia & New Zealand Banking Group, Ltd.	345,387	7,607,880
Bank of Queensland, Ltd.	526,730	4,527,279
Bendigo & Adelaide Bank, Ltd.	662,862	6,100,524
Commonwealth Bank of Australia	65,798	3,926,369
CSR, Ltd.	4,199,091	14,047,393
Dexus Property Group REIT	705,142	4,911,907
Downer EDI, Ltd.	2,513,822	11,085,372
DUET Group	8,432,619	16,730,599
Genworth Mortgage Insurance Australia, Ltd.	2,096,388	4,963,841
Insurance Australia Group, Ltd.	1,311,340	5,687,751
IOOF Holdings, Ltd. (a)	858,190	5,723,234
National Australia Bank, Ltd.	305,652	6,787,963
Spark Infrastructure Group	4,102,694	7,070,409
Stockland REIT	1,272,482	4,220,030
Suncorp Group, Ltd.	564,474	5,526,105
Tatts Group, Ltd.	3,283,458	10,651,431
Telstra Corp., Ltd.	4,263,827	15,745,926
Vicinity Centres REIT	1,884,310	4,079,641
Westpac Banking Corp.	230,790	5,447,949
Woodside Petroleum, Ltd.	1,382,733	31,198,538
Woolworths, Ltd.	1,451,218	25,324,924

		242,274,116

BELGIUM — 0.6%
bpost SA	258,527	6,135,330

BRAZIL — 1.1%
Cia Energetica de Minas Gerais ADR	4,827,896	11,007,603

CANADA — 14.4%
Crescent Point Energy Corp. (a)	2,879,642	39,188,297
Enbridge Income Fund Holdings, Inc. (a)	391,487	10,150,258
Inter Pipeline, Ltd.	816,942	18,056,121
Pembina Pipeline Corp. (a)	905,610	28,335,555
PrairieSky Royalty, Ltd. (a)	815,047	19,412,103
Smart Real Estate Investment Trust REIT	157,829	3,800,230
Whitecap Resources, Inc. (a)	3,040,252	27,567,551

		146,510,115

CHINA — 4.0%
Agricultural Bank of China, Ltd. Class H	11,921,000	4,889,468
Bank of China, Ltd. Class H	10,328,000	4,582,437
China Construction Bank Corp. Class H	7,043,000	5,423,178
China Evergrande Group (a)	6,967,115	4,340,322
China South City Holdings, Ltd. (a)	21,810,000	4,557,141
Country Garden Holdings Co., Ltd. (a)	10,127,200	5,668,928
Huaneng Power International, Inc. Class H .	5,396,000	3,577,312

Industrial & Commercial Bank of China, Ltd. Class H	7,932,000	4,757,266
KWG Property Holding, Ltd.	5,552,000	3,150,823

		40,946,875

CZECH REPUBLIC — 0.3%
Komercni banka A/S	97,663	3,373,875

FINLAND — 3.3%
Fortum Oyj	1,662,935	25,555,498
Orion Oyj Class B	185,491	8,273,896

		33,829,394

FRANCE — 2.8%
Electricite de France SA (a)	2,002,924	20,449,813
Fonciere Des Regions	39,343	3,441,763
ICADE	55,124	3,941,449

		27,833,025

GERMANY — 2.2%
Drillisch AG (a)	283,551	12,230,689
Freenet AG	336,915	9,509,462

		21,740,151

HONG KONG — 5.6%
New World Development Co., Ltd.	3,889,869	4,114,060
Sands China, Ltd.	7,807,200	33,934,935
SJM Holdings, Ltd.	16,778,000	13,157,264
Yue Yuen Industrial Holdings, Ltd.	1,620,000	5,881,867

		57,088,126

ITALY — 2.9%
Italgas SpA (b)	575,241	2,267,977
Snam SpA	2,830,887	11,686,726
Terna Rete Elettrica Nazionale SpA	2,446,516	11,230,173
UnipolSai SpA (a)	2,077,211	4,447,605

		29,632,481

NETHERLANDS — 1.6%
Delta Lloyd NV	2,877,930	16,139,735

NEW ZEALAND — 2.5%
Fletcher Building, Ltd.	1,468,469	10,854,012
SKY Network Television, Ltd.	1,621,500	5,144,557
Spark New Zealand, Ltd.	3,895,551	9,262,814

		25,261,383

NORWAY — 1.6%
Gjensidige Forsikring ASA	173,695	2,764,527
TGS Nopec Geophysical Co. ASA	604,741	13,468,040

		16,232,567

PORTUGAL — 1.5%
EDP — Energias de Portugal SA	4,931,719	15,053,808

RUSSIA — 1.0%
Mobile TeleSystems PJSC ADR	1,115,075	10,158,333

SINGAPORE — 0.7%
CapitaLand Mall Trust REIT	2,609,000	3,404,143
United Overseas Bank, Ltd.	284,332	4,014,932

		7,419,075

SOUTH AFRICA — 5.7%
Barclays Africa Group, Ltd.	521,945	6,438,530
Coronation Fund Managers, Ltd.	1,939,189	9,995,863

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Growthpoint Properties, Ltd. REIT	2,477,623	$4,690,725
MMI Holdings, Ltd.	3,354,052	5,785,893
MTN Group, Ltd.	794,752	7,332,641
Nedbank Group, Ltd.	337,087	5,869,874
Redefine Properties, Ltd. REIT	8,959,249	7,331,188
Standard Bank Group, Ltd.	554,201	6,149,909
Vodacom Group, Ltd.	357,449	3,983,563

		57,578,186

SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	537,894	3,638,942
Bolsas y Mercados Espanoles SHMSF SA (a)	119,442	3,526,851
Enagas SA	527,968	13,434,591

		20,600,384

SWEDEN — 2.0%
Bonava AB Class B (b)	292,692	4,549,250
NCC AB Class B	292,692	7,262,045
Nordea Bank AB	380,064	4,237,994
Swedbank AB Class A	187,618	4,549,705

		20,598,994

SWITZERLAND — 4.1%
STMicroelectronics NV	2,780,783	31,676,732
Swiss Re AG	49,301	4,681,012
Zurich Insurance Group AG (b)	17,973	4,958,557

		41,316,301

THAILAND — 1.1%
Advanced Info Service PCL NVDR (c)	1,082,969	4,445,525
BTS Group Holdings PCL NVDR	15,612,345	3,727,553
Krung Thai Bank PCL NVDR (c)	6,786,300	3,354,254

		11,527,332

TURKEY — 2.4%
Eregli Demir ve Celik Fabrikalari TAS	7,904,633	11,550,436
Tofas Turk Otomobil Fabrikasi A/S	483,017	3,383,426
Turkcell Iletisim Hizmetleri A/S (b)	3,289,550	9,117,896

		24,051,758

UNITED KINGDOM — 12.4%
Aberdeen Asset Management PLC	1,459,843	4,641,317
Admiral Group PLC	159,258	3,595,300
Berkeley Group Holdings PLC	335,821	11,651,994
Imperial Brands PLC	328,129	14,363,152

National Grid PLC	1,520,761	17,881,777
Old Mutual PLC	1,560,508	3,997,243
Rio Tinto PLC	957,341	37,363,094
SSE PLC	944,508	18,124,765
Vodafone Group PLC	5,511,343	13,609,961

		125,228,603

TOTAL COMMON STOCKS (Cost $1,010,420,884)		1,011,537,550

SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	173,685	173,685
State Street Navigator Securities Lending Government Money Market Portfolio (e) (f)	46,385,067	46,385,067

TOTAL SHORT-TERM INVESTMENTS (Cost $46,558,752)		46,558,752
TOTAL INVESTMENTS — 104.3% (Cost $1,056,979,636)		1,058,096,302
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(43,384,783)

NET ASSETS — 100.0%		$1,014,711,519

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $123,645 representing 0.0% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia.	$242,274,116	$—	$—	$242,274,116
Belgium	6,135,330	—	—	6,135,330
Brazil	11,007,603	—	—	11,007,603

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Canada	$146,510,115	$—	$—	$146,510,115
China	40,946,875	—	—	40,946,875
Czech Republic	3,373,875	—	—	3,373,875
Finland	33,829,394	—	—	33,829,394
France	27,833,025	—	—	27,833,025
Germany	21,740,151	—	—	21,740,151
Hong Kong	57,088,126	—	—	57,088,126
Italy	29,632,481	—	—	29,632,481
Netherlands	16,139,735	—	—	16,139,735
New Zealand	25,261,383	—	—	25,261,383
Norway	16,232,567	—	—	16,232,567
Portugal	15,053,808	—	—	15,053,808
Russia	10,158,333	—	—	10,158,333
Singapore	7,419,075	—	—	7,419,075
South Africa	57,578,186	—	—	57,578,186
Spain	20,600,384	—	—	20,600,384
Sweden	20,598,994	—	—	20,598,994
Switzerland.	41,316,301	—	—	41,316,301
Thailand	11,403,687	123,645	—	11,527,332
Turkey	24,051,758	—	—	24,051,758
United Kingdom	125,228,603	—	—	125,228,603
Short-Term Investments	46,558,752	—	—	46,558,752

TOTAL INVESTMENTS	$1,057,972,657	$123,645	$—	$1,058,096,302

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	34,299	$34,299	957	35,256	—	$—	$(57)
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	24,431,351	24,257,666	173,685	$173,685	$3,274
State Street Navigator Securities Lending Government Money Market Portfolio *	85,141,270	85,141,270	662,575,439	701,331,642	46,385,067	46,385,067	192,533

TOTAL		$85,175,569				$46,558,752	$195,750

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.2%
AUSTRALIA — 0.1%
MMG, Ltd. (a) (b)	864,000	$221,763

BRAZIL — 5.1%
AES Tiete Energia SA	23,814	102,435
Aliansce Shopping Centers SA	85,371	379,024
Alpargatas SA Preference Shares	14,200	43,673
Alupar Investimento SA	42,500	223,292
Arezzo Industria e Comercio SA	41,449	319,142
B2W Cia Digital (b)	74,990	235,013
Banco ABC Brasil SA Preference Shares	67,571	289,201
Banco do Estado do Rio Grande do SulSA Class B, Preference Shares	107,748	341,647
BR Properties SA	64,242	148,037
Bradespar SA Preference Shares	145,681	664,689
Brasil Brokers Participacoes SA (b)	312,120	151,519
Cia de Saneamento de Minas Gerais-COPASA	46,607	522,677
Cia Energetica de Sao Paulo Class B, Preference Shares	61,811	256,193
Cia Ferro Ligas da Bahia — FERBASA Preference Shares	95,397	227,450
Cia Hering	114,597	532,371
Cosan Logistica SA (b)	57,617	88,336
Direcional Engenharia SA	157,047	220,031
EcoRodovias Infraestrutura e Logistica SA	124,153	314,321
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	91,396	317,037
Estacio Participacoes SA	167,149	811,428
Even Construtora e Incorporadora SA	222,084	252,469
Ez Tec Empreendimentos e Participacoes SA	78,913	379,448
Fleury SA	70,849	776,037
GAEC Educacao SA	70,788	296,445
Gafisa SA	335,097	191,502
Helbor Empreendimentos SA	218,049	103,172
Iguatemi Empresa de Shopping Centers SA	35,613	291,824
International Meal Co. Alimentacao SA Class A (b)	89,436	136,571
Iochpe Maxion SA	73,555	263,512
JSL SA	43,633	120,387
Kepler Weber SA	16,953	93,758
Light SA	65,342	348,523
Linx SA	60,033	320,021
LPS Brasil Consultoria de Imoveis SA (b)	91,764	109,958
Magnesita Refratarios SA (b)	52,806	385,333
Mahle-Metal Leve SA	33,034	210,706
Marcopolo SA Preference Shares	441,791	371,926
Marfrig Global Foods SA (b)	182,813	371,277
Metalurgica Gerdau SA Preference Shares (b)	458,182	675,722
Mills Estruturas e Servicos de Engenharia SA (b)	167,557	201,293
Minerva SA (b)	39,672	148,098
MRV Engenharia e Participacoes SA	225,059	756,489

Paranapanema SA	231,772	108,241
Prumo Logistica SA (b)	28,218	66,325
QGEP Participacoes SA	158,861	260,156
Qualicorp SA	88,759	524,967
Randon SA Implementos e Participacoes (b)	1,051	804
Randon SA Implementos e Participacoes Preference Shares (b)	225,809	239,359
Restoque Comercio e Confeccoes de Roupas SA (b)	112,871	109,587
Santos Brasil Participacoes SA (b)	153,264	113,016
Sao Martinho SA	51,255	307,086
Ser Educacional SA (c)	50,194	287,929
SLC Agricola SA	69,268	307,957
Smiles SA	33,493	460,301
Sul America SA	85,699	473,955
TOTVS SA	44,759	330,601
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	62,238	470,987
Via Varejo SA	110,618	365,362

		17,418,620

CHILE — 1.6%
CAP SA	16,605	118,179
Engie Energia Chile SA	174,133	275,582
Inversiones Aguas Metropolitanas SA	495,899	715,286
Inversiones La Construccion SA	44,681	583,681
Parque Arauco SA	578,380	1,320,770
Ripley Corp. SA	1,021,257	608,880
Salfacorp SA	471,462	337,872
Sociedad Matriz SAAM SA	7,352,839	566,570
SONDA SA	55,715	98,922
Vina Concha y Toro SA	578,997	929,200

		5,554,942

CHINA — 15.3%
21Vianet Group, Inc. ADR (b)	37,124	260,239
361 Degrees International, Ltd.	802,000	310,325
500.com, Ltd. Class A, ADR (a) (b)	8,321	127,561
51job, Inc. ADR (b)	21,350	721,630
Anton Oilfield Services Group (a) (b)	932,000	131,028
Autohome, Inc. ADR (b)	26,533	670,754
AVIC International Holding HK, Ltd. (b)	1,604,000	95,166
Baoxin Auto Group, Ltd. (b)	56,101	13,821
Baozun, Inc. ADR (b)	18,745	226,252
BeiGene, Ltd. ADR (b)	14,311	434,482
Beijing Capital Land, Ltd. Class H	964,400	361,970
Beijing North Star Co., Ltd. Class H	534,000	163,923
Biostime International Holdings, Ltd. (a) (b)	123,500	381,500
Bitauto Holdings, Ltd. ADR (a) (b)	22,098	418,536
Boer Power Holdings, Ltd. (a)	110,000	43,840
Boshiwa International Holding, Ltd. (a) (b) (d)	1,843,000	—
Boyaa Interactive International, Ltd. (a) (b)	721,000	330,130
BYD Electronic International Co., Ltd.	377,000	296,615
Central China Securities Co., Ltd. Class H	320,000	175,000

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Chaowei Power Holdings, Ltd.	467,000	$399,349
Cheetah Mobile, Inc. ADR (a) (b)	17,390	166,248
China Aerospace International Holdings, Ltd.	1,060,000	133,984
China Aircraft Leasing Group Holdings, Ltd.	82,500	90,341
China Animal Healthcare, Ltd. (a) (b) (d)	1,059,700	—
China Assurance Finance Group, Ltd. (b)	647,000	86,788
China Distance Education Holdings, Ltd. ADR	29,819	333,376
China Dongxiang Group Co., Ltd.	3,530,000	637,418
China Electronics Corp. Holdings Co., Ltd.	174,000	35,010
China Energine International Holdings, Ltd. (b)	602,000	45,035
China Fangda Group Co., Ltd. Class B	132,200	124,985
China First Capital Group, Ltd. (b)	58,000	86,927
China Foods, Ltd.	598,000	253,757
China Forestry Holdings Co., Ltd. (a) (b) (d)	1,642,000	—
China Greenland Broad Greenstate Group Co., Ltd. (a)	476,000	79,199
China Harmony New Energy Auto Holding, Ltd. (a)	360,000	129,083
China Hongxing Sports, Ltd. (a) (b) (d)	4,758,000	—
China Huarong Energy Co., Ltd. (b)	378,100	21,701
China Huiyuan Juice Group, Ltd. (b)	1,172,400	391,649
China Lesso Group Holdings, Ltd.	818,000	530,693
China Lilang, Ltd.	804,000	453,168
China Logistics Property Holdings Co., Ltd. (a) (b)	595,000	395,226
China Maple Leaf Educational Systems, Ltd. (a)	366,000	242,642
China Modern Dairy Holdings, Ltd. (a) (b)	1,677,000	413,131
China National Materials Co., Ltd.	1,054,000	246,060
China Overseas Grand Oceans Group, Ltd. (b)	635,000	207,213
China Pioneer Pharma Holdings, Ltd.	383,000	138,318
China Power New Energy Development Co., Ltd. (a)	435,000	229,474
China Rare Earth Holdings, Ltd. (b)	1,496,400	117,733
China Resources Phoenix Healthcare Holdings Co., Ltd. (a)	507,500	649,336
China SCE Property Holdings, Ltd.	1,892,800	568,830
China Shanshui Cement Group, Ltd. (a) (b) (d)	1,224,000	59,202
China Shengmu Organic Milk, Ltd. (a) (b) (c)	1,400,000	388,229
China Shineway Pharmaceutical Group, Ltd.	298,000	338,237
China Silver Group, Ltd.	856,000	164,506
China Singyes Solar Technologies Holdings, Ltd. (a)	453,600	216,469
China Suntien Green Energy Corp., Ltd. Class H (a)	1,308,000	168,706
China Travel International Investment Hong Kong, Ltd. (a)	2,792,000	767,038

China Yurun Food Group, Ltd. (a) (b)	887,000	131,566
China ZhengTong Auto Services Holdings, Ltd.	591,500	172,419
Chinasoft International, Ltd. (a) (b)	1,520,000	713,620
Chongqing Iron & Steel Co., Ltd. Class H (b)	458,000	133,504
CITIC Resources Holdings, Ltd. (a) (b)	2,733,000	334,877
CITIC Telecom International Holdings, Ltd.	722,000	216,978
Colour Life Services Group Co., Ltd.	487,000	364,316
Consun Pharmaceutical Group, Ltd.	415,600	206,912
Coolpad Group, Ltd. (b)	2,437,600	251,521
CT Environmental Group, Ltd. (a)	2,681,900	539,621
Dah Chong Hong Holdings, Ltd.	550,000	209,979
Dongyue Group, Ltd. (b) (d)	661,000	87,600
Eastern Communications Co., Ltd. Class B	52,174	37,409
Fang Holdings, Ltd. ADR (b)	138,718	454,995
Fanhua, Inc. ADR (a) (b)	42,029	348,000
First Tractor Co., Ltd. Class H	508,500	285,300
Foshan Electrical and Lighting Co., Ltd. Class B	85,600	68,121
Fu Shou Yuan International Group, Ltd. (a)	1,186,000	702,133
Fufeng Group, Ltd. (a)	779,600	383,106
Future Land Holdings Co., Ltd. Class A	531,529	898,692
Fuyao Glass Industry Group Co., Ltd. Class H (a) (c)	436,400	1,353,698
Goodbaby International Holdings, Ltd.	520,000	248,828
Greatview Aseptic Packaging Co., Ltd.	803,048	412,236
Greentown China Holdings, Ltd. (a) (b)	614,000	497,336
Guangdong Land Holdings, Ltd. (b)	1,062,000	234,230
Guorui Properties, Ltd.	894,000	280,198
Harbin Electric Co., Ltd. Class H	946,000	441,694
Hilong Holding, Ltd.	909,100	263,825
Hisense Kelon Electrical Holdings Co., Ltd. Class H	217,000	177,168
HNA Holding Group Co., Ltd. (a) (b)	3,134,000	115,203
Hollysys Automation Technologies, Ltd.	36,922	676,411
Honghua Group, Ltd. (b)	2,149,000	210,655
Huadian Energy Co., Ltd. Class B (b)	198,400	99,200
Huangshan Tourism Development Co., Ltd. Class B	368,461	495,580
Huayi Tencent Entertainment Co., Ltd. (a) (b)	2,400,000	145,489
Huiyin Smart Community Co., Ltd. (b)	76,210	6,586
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	132,300	129,786
JA Solar Holdings Co., Ltd. ADR (b)	51,222	243,817
Jiangnan Group, Ltd.	432,000	60,734
JinkoSolar Holding Co., Ltd. ADR (a) (b)	18,610	283,430
Jumei International Holding, Ltd. ADR (b)	37,347	187,108
Kama Co., Ltd. Class B (b)	245,400	279,756
Kandi Technologies Group, Inc. (a) (b)	35,364	173,284
Kangda International Environmental Co., Ltd. (a) (c)	1,490,200	388,256

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Kingdee International Software Group Co., Ltd. (a) (b)	956,000	$360,050
Launch Tech Co., Ltd. Class H (b)	66,000	75,592
Leyou Technologies Holdings, Ltd. (a) (b)	774,200	159,770
Li Ning Co., Ltd. (b)	1,725,249	1,083,684
Lifetech Scientific Corp. (a) (b)	932,000	223,589
Lonking Holdings, Ltd.	1,892,000	405,090
Luoyang Glass Co., Ltd. Class H (a) (b)	380,000	249,963
Maoye International Holdings, Ltd. (a) (b)	1,304,000	121,097
Nanjing Panda Electronics Co., Ltd. Class H	106,000	98,574
Noah Holdings, Ltd. ADS (a) (b)	35,776	784,568
NQ Mobile, Inc. Class A, ADR (a) (b)	48,390	155,816
Orient Securities Co., Ltd. Class H (b) (c)	956,400	949,844
Ourgame International Holdings, Ltd. (a) (b)	149,000	60,729
Ozner Water International Holding, Ltd. (a) (b) (c)	1,033,000	246,487
Pacific Online, Ltd. (a)	725,100	187,982
Parkson Retail Group, Ltd. (a)	2,257,500	247,496
Poly Culture Group Corp., Ltd. Class H	130,800	319,191
Poly Property Group Co., Ltd. (a) (b)	1,648,000	546,276
PW Medtech Group, Ltd. (b)	1,980,000	515,868
Real Gold Mining, Ltd. (b) (d)	251,500	—
Renren, Inc. ADR (b)	93,337	148,406
Shandong Airlines Co., Ltd. Class B	190,100	406,281
Shandong Molong Petroleum Machinery Co., Ltd. Class H (b)	223,600	77,868
Shandong Zhonglu Oceanic Fisheries Co., Ltd. Class B (b)	94,200	73,021
Shang Gong Group Co., Ltd. Class B (b)	112,700	129,380
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B (b)	142,400	113,350
Shanghai Diesel Engine Co., Ltd. Class B	334,560	287,052
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (a)	383,000	320,107
Shanghai Greencourt Investment Group Co., Ltd. Class B (b)	426,700	283,329
Shanghai Haixin Group Co. Class B	562,008	465,343
Shanghai Highly Group Co., Ltd. Class B	129,900	109,116
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	842,000	222,632
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	105,400	156,203
Shanghai Jinjiang International Travel Co., Ltd. Class B	59,900	218,635
Shanghai Potevio Co., Ltd. Class B (b)	78,900	108,409
Shanghai Shibei Hi-Tech Co., Ltd. Class B	111,700	126,556
Shenguan Holdings Group, Ltd.	1,438,010	109,430
Shenwan Hongyuan HK, Ltd.	115,000	50,134
Shenzhen China Bicycle Co. Holdings, Ltd. Class B (b)	212,000	139,726

Shenzhen Chiwan Petroleum Class B (b)	20,500	67,107
Shenzhen SEG Co., Ltd. Class B	137,500	87,787
Shougang Concord International Enterprises Co., Ltd. (b)	7,482,000	246,082
Shougang Fushan Resources Group, Ltd.	2,444,000	479,145
Shunfeng International Clean Energy, Ltd. (b)	1,179,300	73,771
Sichuan Expressway Co., Ltd. Class H	1,274,000	489,675
Silergy Corp.	24,000	338,081
Sinofert Holdings, Ltd. (a)	1,268,000	171,724
Sinosoft Technology Group, Ltd. (a)	567,200	179,236
Sinotrans Shipping, Ltd. (a) (b)	1,701,500	316,021
Sinotruk Hong Kong, Ltd.	439,000	313,120
Sinovac Biotech, Ltd. (b)	34,690	204,671
SITC International Holdings Co., Ltd.	1,066,000	648,965
Sohu.com, Inc. (b)	24,282	822,917
Springland International Holdings, Ltd.	1,058,000	174,670
Sun King Power Electronics Group	597,000	113,961
Tian Ge Interactive Holdings, Ltd. (a) (c)	580,000	359,080
Tiangong International Co., Ltd.	1,344,000	171,615
Tianjin Capital Environmental Protection Group Co., Ltd. Class H	406,000	213,129
Tianjin Development Holdings, Ltd.	652,000	343,107
Tianjin Port Development Holdings, Ltd.	3,196,000	490,541
Tianjin Tianhai Investment Co., Ltd. Class B (b)	381,000	240,030
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	113,800	99,575
Tianneng Power International, Ltd. (a)	766,000	703,446
Trina Solar, Ltd. ADR (b)	44,812	416,752
Tuniu Corp. ADR (a) (b)	43,906	384,177
V1 Group, Ltd. (a) (b)	1,784,999	81,731
Virscend Education Co., Ltd. (a) (b) (c)	808,000	575,271
West China Cement, Ltd. (a) (b)	2,064,000	231,607
Wisdom Sports Group (a) (b)	975,000	315,646
Xiamen International Port Co., Ltd. Class H	432,000	80,793
Xinhua Winshare Publishing and Media Co., Ltd. Class H (a)	405,000	377,672
Yestar International Holdings Co., Ltd. (a)	1,347,200	653,344
Yingde Gases Group Co., Ltd.	964,500	357,031
YuanShengTai Dairy Farm, Ltd. (b)	4,165,000	273,972
Yuexiu Property Co., Ltd.	3,464,000	473,593
Yuexiu Transport Infrastructure, Ltd.	932,549	584,561
YY, Inc. ADR (b)	18,732	738,415
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	216,000	112,832
Zhonglu Co., Ltd. Class B	84,200	181,451
Zhongsheng Group Holdings, Ltd.	444,000	396,861

		52,336,819

COLOMBIA — 0.1%
Avianca Holdings SA Preference Shares	175,475	210,430

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

CYPRUS — 0.2%
Globaltrans Investment PLC GDR	87,757	$555,502

CZECH REPUBLIC — 0.4%
Moneta Money Bank A/S (b) (c)	210,060	678,937
Philip Morris CR A/S	1,300	664,565

		1,343,502

EGYPT — 0.8%
Arab Cotton Ginning	377,585	99,551
Citadel Capital SAE (b)	494,355	28,085
Eastern Tobacco	19,818	303,752
Egypt Kuwait Holding Co. SAE	514,481	298,399
Egyptian Financial Group-Hermes Holding Co. (b)	381,702	537,499
ElSewedy Electric Co.	97,478	398,676
Ezz Steel (b)	361,734	354,352
Juhayna Food Industries	449,670	153,528
Orascom Telecom Media And Technology Holding SAE (b)	2,857,391	132,389
Sidi Kerir Petrochemicals Co.	123,016	116,298
Six of October Development & Investment (b)	407,038	338,113

		2,760,642

GREECE — 2.2%
Aegean Airlines SA	46,085	307,690
Aegean Marine Petroleum Network, Inc.	18,510	187,876
Costamare, Inc.	26,066	145,970
Diana Shipping, Inc. (b)	55,609	167,939
Ellaktor SA (b)	85,050	97,780
Eurobank Ergasias SA (b)	995,261	677,090
FF Group (b)	21,358	433,201
Grivalia Properties REIC AE	32,975	266,418
Hellenic Exchanges — Athens Stock Exchange SA	65,779	339,270
JUMBO SA	63,398	1,007,048
Metka Industrial — Construction SA	20,255	136,302
Motor Oil Hellas Corinth Refineries SA	35,415	489,337
Mytilineos Holdings SA (b)	61,127	396,513
National Bank of Greece SA (b)	2,612,659	683,414
Piraeus Bank SA (b)	3,197,535	704,873
Public Power Corp. SA (b)	54,719	166,796
Star Bulk Carriers Corp. (b)	7,442	38,029
StealthGas, Inc. (b)	35,641	120,466
Titan Cement Co. SA	26,974	634,453
Tsakos Energy Navigation, Ltd.	88,272	413,996

		7,414,461

HONG KONG — 2.8%
Ajisen China Holdings, Ltd.	550,000	224,167
Anxin-China Holdings, Ltd. (b) (d)	2,248,000	—
Asia Resources Holdings, Ltd. (b)	744,626	22,570
Beijing Enterprises Clean Energy Group, Ltd. (b)	7,648,400	196,311
Beijing Enterprises Medical & Health Group, Ltd. (b)	1,799,600	97,487
Carnival Group International Holdings, Ltd. (a) (b)	3,000,000	386,940
CGN Meiya Power Holdings Co., Ltd. (b) (c)	356,000	52,804

China All Access Holdings, Ltd. (a)	736,000	237,323
China Animation Characters Co., Ltd. (a)	588,000	254,064
China Beidahuang Industry Group Holdings, Ltd. Class A (b)	1,714,400	93,977
China Chengtong Development Group, Ltd. (b)	1,436,000	107,425
China Finance Investment Holdings, Ltd. (b)	586,232	15,198
China Financial International Investments, Ltd. (a) (b)	2,280,000	130,863
China High Precision Automation Group, Ltd. (b) (d)	1,226,000	—
China Lumena New Materials Corp. (a) (b) (d)	4,181,298	—
China Metal Recycling Holdings, Ltd. (a) (b) (d)	693,675	—
China Minsheng Drawin Technology Group, Ltd. (b)	1,380,000	38,802
China NT Pharma Group Co., Ltd. (a)	365,900	69,847
China Nuclear Energy Technology Corp., Ltd. (b)	394,000	70,637
China Oil & Gas Group, Ltd. (b)	3,948,000	310,620
China Overseas Property Holdings, Ltd. (a)	586,232	100,564
China Properties Investment Holdings, Ltd. (b)	3,977,575	70,285
China Public Procurement, Ltd. (b)	2,668,000	24,088
China Soft Power Technology Holdings, Ltd. (b)	1,848,000	39,090
Comba Telecom Systems Holdings, Ltd.	910,575	162,075
Concord New Energy Group, Ltd.	6,540,000	341,629
Dawnrays Pharmaceutical Holdings, Ltd.	532,000	319,756
Digital China Holdings, Ltd. (a)	528,000	399,755
Glorious Property Holdings, Ltd. (a) (b)	1,566,000	153,507
Golden Meditech Holdings, Ltd. (a) (b) (e)	628,000	85,049
Greater China Financial Holdings, Ltd. (b)	1,040,200	31,931
Hengdeli Holdings, Ltd. (b)	1,708,400	246,791
Hi Sun Technology China, Ltd. (a) (b)	924,000	141,821
Hua Han Health Industry Holdings, Ltd. (a) (e)	2,414,560	165,058
Huabao International Holdings, Ltd. (b)	1,022,000	433,679
Huajun Holdings, Ltd. (b)	708,000	74,881
Ju Teng International Holdings, Ltd.	765,500	236,962
MIE Holdings Corp. (b)	1,604,754	153,166
Munsun Capital Group, Ltd. (a) (b)	2,280,000	66,167
National Agricultural Holdings, Ltd. (a) (b)	408,000	95,249
Neo Telemedia, Ltd. (b)	3,808,000	208,741
NetDragon Websoft Holdings, Ltd. (a)	202,000	560,159
NewOcean Energy Holdings, Ltd. (a)	932,000	247,631
Pou Sheng International Holdings, Ltd.	915,000	263,177
Qianhai Health Holdings, Ltd. (b)	849,005	15,878
Real Nutriceutical Group, Ltd.	925,000	70,391
SSY Group, Ltd. (a)	1,555,562	495,571

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Suncorp Technologies, Ltd. (b)	7,180,000	$50,934
Tech Pro Technology Development, Ltd. (b)	5,695,100	135,158
Tibet Water Resources, Ltd.	1,554,000	671,456
Tongfang Kontafarma Holdings, Ltd. (b)	363,553	31,886
United Laboratories International Holdings, Ltd. (a) (b)	766,500	521,997
Universal Medical Financial & Technical Advisory Services Co., Ltd. (a) (c)	292,900	242,158
Vision Values Holdings, Ltd. (b)	80,000	3,147
Wasion Group Holdings, Ltd. (a)	599,000	322,170
Zhidao International Holdings, Ltd. (b)	1,050,000	82,612

		9,573,604

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	274,112	466,163

INDIA — 11.8%
Abbott India, Ltd.	883	61,438
Adani Enterprises, Ltd.	95,780	108,029
Aditya Birla Fashion and Retail, Ltd. (b)	148,013	301,064
AIA Engineering, Ltd.	29,229	558,180
Amtek Auto, Ltd. (b)	180,706	86,000
Apollo Tyres, Ltd.	302,665	824,558
Arvind, Ltd.	153,314	797,291
Bajaj Corp., Ltd.	35,971	196,868
Bajaj Hindusthan Sugar, Ltd. (b)	827,037	170,598
Balkrishna Industries, Ltd.	33,338	541,552
Balrampur Chini Mills, Ltd.	359,488	663,413
Bata India, Ltd.	91,701	608,548
Bharat Financial Inclusion, Ltd. (b)	91,027	788,489
Blue Dart Express, Ltd.	4,206	271,773
Ceat, Ltd.	4,264	73,073
CESC, Ltd.	98,618	927,768
Chennai Super Kings Cricket, Ltd. (b) (e)	418,560	13,876
Coromandel International, Ltd.	131,772	567,802
Credit Analysis & Research, Ltd.	12,003	230,855
Crompton Greaves Consumer Electricals, Ltd. (b)	370,785	797,076
Crompton Greaves, Ltd. (b)	464,070	405,471
Cyient, Ltd.	31,896	237,281
Dalmia Bharat, Ltd.	12,038	239,669
Dewan Housing Finance Corp., Ltd.	211,332	758,672
Dish TV India, Ltd. (b)	502,845	627,167
Dr Lal PathLabs, Ltd. (c)	9,813	154,844
eClerx Services, Ltd.	13,274	273,812
Edelweiss Financial Services, Ltd.	265,936	382,427
Eros International Media, Ltd. (b)	996	2,412
FAG Bearings India, Ltd.	1,839	104,632
Federal Bank, Ltd.	1,050,787	1,034,995
Force Motors, Ltd.	191	10,530
Fortis Healthcare, Ltd. (b)	197,906	527,351
Gateway Distriparks, Ltd.	161,978	584,596
GE T&D India, Ltd.	11,336	49,907
GMR Infrastructure, Ltd. (b)	1,003,514	175,212
Godfrey Phillips India, Ltd.	5,150	77,542

Gujarat Pipavav Port, Ltd.	185,168	358,768
Hexaware Technologies, Ltd.	189,250	577,482
Housing Development & Infrastructure, Ltd. (b)	307,459	271,354
IDFC, Ltd. (b)	782,500	619,705
IFCI, Ltd.	850,281	340,764
India Cements, Ltd.	352,815	606,133
Indiabulls Real Estate, Ltd. (b)	391,532	411,031
Indian Bank	40,952	133,258
Indian Hotels Co., Ltd.	529,350	768,638
Info Edge India, Ltd.	73,158	965,703
Ipca Laboratories, Ltd. (b)	58,597	460,220
IRB Infrastructure Developers, Ltd.	181,988	525,558
Jain Irrigation Systems, Ltd.	251,027	325,851
Jaiprakash Associates, Ltd. (b)	719,394	85,327
Jammu & Kashmir Bank, Ltd.	370,101	323,641
Jindal Steel & Power, Ltd. (b)	257,504	262,550
JSW Energy, Ltd.	221,870	198,921
Jubilant Foodworks, Ltd.	46,833	588,914
Jubilant Life Sciences, Ltd.	46,624	434,296
Just Dial, Ltd. (b)	43,340	216,445
Jyothy Laboratories, Ltd.	33,708	168,242
Kajaria Ceramics, Ltd.	35,937	246,534
KPIT Technologies, Ltd.	206,361	408,496
Mahindra CIE Automotive, Ltd. (b)	81,173	219,766
MakeMyTrip, Ltd. (b)	30,030	666,666
Manappuram Finance, Ltd.	241,109	239,084
Marksans Pharma, Ltd.	477,782	280,531
McLeod Russel India, Ltd.	109,031	224,665
Mindtree, Ltd.	73,593	565,637
Monsanto India, Ltd.	2,144	70,864
Mphasis, Ltd.	81,226	676,484
Muthoot Finance, Ltd.	79,289	330,264
Natco Pharma, Ltd.	75,276	642,902
NCC, Ltd.	232,391	275,979
PC Jeweller, Ltd.	14,380	83,903
Persistent Systems, Ltd.	23,863	216,761
Pfizer, Ltd.	5,074	136,356
PI Industries, Ltd.	31,342	383,797
Prestige Estates Projects, Ltd.	54,415	136,298
PTC India, Ltd.	371,177	401,694
PVR, Ltd.	16,954	286,959
Rajesh Exports, Ltd.	132,451	900,050
Redington India, Ltd.	198,057	276,790
Reliance Capital, Ltd.	110,948	704,807
Reliance Communications, Ltd. (b)	932,925	468,043
Reliance Defence and Engineering, Ltd. (b)	307,916	249,980
Rolta India, Ltd. (b)	205,383	183,534
Sadbhav Engineering, Ltd.	28,583	115,772
Sintex Industries, Ltd.	429,762	474,910
SKF India, Ltd.	13,390	249,058
Strides Shasun, Ltd.	58,350	913,207
Sun Pharma Advanced Research Co., Ltd. (b)	104,787	470,592
Supreme Industries, Ltd.	21,526	287,653
Suzlon Energy, Ltd. (b)	1,389,680	282,563
Symphony, Ltd.	18,252	309,749
Tata Elxsi, Ltd.	8,061	166,897

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Tata Global Beverages, Ltd.	418,646	$752,539
Thermax, Ltd.	52,659	576,945
Torrent Power, Ltd.	96,124	253,517
Union Bank of India	69,088	125,309
Unitech, Ltd. (b)	1,644,718	96,933
Vakrangee, Ltd.	166,790	672,616
Videocon d2h, Ltd. ADR (b)	29,451	244,738
Videocon Industries, Ltd. (b)	122,885	188,845
Voltas, Ltd.	168,313	814,038
Welspun Corp., Ltd.	190,705	211,442
Welspun India, Ltd.	116,364	114,615
WNS Holdings, Ltd. ADR (b)	27,057	745,420

		40,221,774

INDONESIA — 3.3%
Adhi Karya Persero Tbk PT	901,991	139,257
AKR Corporindo Tbk PT	1,539,500	685,619
Alam Sutera Realty Tbk PT (b)	14,720,600	384,610
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,048,100	766,974
Bank Tabungan Negara Persero Tbk PT	3,660,786	472,798
Blue Bird Tbk PT	577,105	128,507
Bumitama Agri, Ltd. (a)	274,300	158,538
Ciputra Development Tbk PT	9,356,599	927,152
Eagle High Plantations Tbk PT (b)	2,281,200	46,394
Gajah Tunggal Tbk PT (b)	1,631,300	129,560
Garuda Indonesia Persero Tbk PT (b)	7,849,300	196,924
Global Mediacom Tbk PT	941,800	42,992
Indo Tambangraya Megah Tbk PT	120,735	151,227
Intiland Development Tbk PT	4,866,800	180,620
Japfa Comfeed Indonesia Tbk PT	4,552,700	491,681
Kawasan Industri Jababeka Tbk PT (b)	22,352,338	484,460
Link Net Tbk PT	1,421,300	543,306
Lippo Cikarang Tbk PT (b)	220,000	82,464
Lippo Karawaci Tbk PT	5,243,100	280,203
Matahari Putra Prima Tbk PT	2,187,100	240,260
Medco Energi Internasional Tbk PT (b)	1,431,100	140,215
Media Nusantara Citra Tbk PT	3,574,200	465,594
Mitra Adiperkasa Tbk PT (b)	793,000	317,848
MNC Investama Tbk PT (b)	10,334,900	103,560
Modernland Realty Tbk PT (b)	4,895,700	124,278
Pembangunan Perumahan Persero Tbk PT	3,481,098	984,449
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,528,000	326,496
Semen Baturaja Persero Tbk PT	824,500	170,745
Siloam International Hospitals Tbk PT (b)	898,475	726,916
Surya Semesta Internusa Tbk PT	2,690,000	86,655
Tambang Batubara Bukit Asam Persero Tbk PT	228,600	212,099
Timah Persero Tbk PT	3,266,529	260,643
Wijaya Karya Persero Tbk PT	4,306,436	754,366

		11,207,410

MALAYSIA — 4.7%
Aeon Co. M Bhd	865,900	496,068
Alliance Financial Group Bhd	200,000	165,849
Berjaya Corp. Bhd	3,511,167	266,116
Berjaya Sports Toto Bhd	996,858	657,757

Bermaz Auto Bhd	543,060	257,851
Boustead Holdings Bhd	1,005,257	598,314
Bumi Armada Bhd (b)	427,600	57,668
Bursa Malaysia Bhd	436,573	861,273
Cahya Mata Sarawak Bhd	377,900	336,959
Carlsberg Brewery Malaysia Bhd Class B	80,500	249,790
Datasonic Group Bhd	642,500	173,300
Dialog Group Bhd	3,239,700	1,112,157
DRB-Hicom Bhd	923,500	236,742
Eastern & Oriental Bhd	1,105,852	357,442
Evergreen Fibreboard Bhd	224,250	47,989
Gas Malaysia Bhd	296,800	163,419
Hartalega Holdings Bhd	448,700	483,108
Heineken Malaysia Bhd	50,800	185,489
IGB Real Estate Investment Trust	476,200	170,906
Inari Amertron Bhd	607,393	449,520
Karex Bhd	267,200	140,569
KNM Group Bhd (b)	3,080,706	233,491
KPJ Healthcare Bhd	854,493	796,206
Magnum Bhd	1,206,600	583,665
Malaysian Resources Corp. Bhd	1,388,200	411,571
Media Prima Bhd	1,295,900	332,208
My EG Services Bhd	1,577,250	530,907
OSK Holdings Bhd	915,600	285,742
Padini Holdings Bhd	476,900	271,087
Pavilion Real Estate Investment Trust	659,300	279,240
Pos Malaysia Bhd	584,000	509,015
Press Metal Bhd	1,613,760	571,975
Silverlake Axis, Ltd.	747,800	274,337
Sunway Real Estate Investment Trust	2,043,400	783,470
Top Glove Corp. Bhd	736,400	878,230
UEM Sunrise Bhd	270,700	63,360
UMW Holdings Bhd	205,700	209,552
UOA Development Bhd	1,288,500	674,983
WCT Holdings Bhd	1,173,786	452,664
Yinson Holdings Bhd	440,500	283,782

		15,893,771

MEXICO — 2.3%
Asesor de Activos Prisma SAPI de CV (b)	316,363	175,216
Axtel SAB de CV (a) (b)	1,341,825	229,266
Banregio Grupo Financiero SAB de CV	150,346	842,679
Bolsa Mexicana de Valores SAB de CV	467,760	619,623
Concentradora Fibra Hotelera Mexicana SA de CV	277,788	189,179
Concentradora Hipotecaria SAPI de CV REIT	432,575	487,976
Consorcio ARA SAB de CV Series	1,497,911	471,880
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	623,601	938,663
Corp. Inmobiliaria Vesta SAB de CV	299,680	362,499
Credito Real SAB de CV SOFOM ER	169,224	224,739
Genomma Lab Internacional SAB de CV Class B (b)	405,279	423,348
Grupo Aeromexico SAB de CV (a) (b)	150,799	286,205
Grupo GICSA SA de CV (a) (b)	275,398	135,015
Hoteles City Express SAB de CV (a) (b)	109,697	91,266

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Industrias CH SAB de CV Series B (b)	28,328	$182,194
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (b)	505,757	524,378
Megacable Holdings SAB de CV	166,465	560,849
PLA Administradora Industrial S de RL de CV (b)	299,848	380,168
Prologis Property Mexico SA de CV REIT	191,180	275,613
Qualitas Controladora SAB de CV	118,985	169,397
TV Azteca SAB de CV	1,150,409	181,483
Vitro SAB de CV Series A	24,975	78,120

		7,829,756

MONACO — 0.0% (f)
Navios Maritime Holdings, Inc. (b)	34,618	48,811

PERU — 0.6%
Alicorp SAA	361,819	787,771
Ferreycorp SAA	1,623,772	818,460
Grana y Montero SAA	252,401	353,814
Volcan Cia Minera SAA Class B	521,698	112,031

		2,072,076

PHILIPPINES — 1.4%
Belle Corp.	2,251,400	144,923
Cebu Air, Inc.	353,018	660,411
CEMEX Holdings Philippines, Inc. (b) (c)	3,366,605	751,709
Cosco Capital, Inc.	4,641,000	793,533
D&L Industries, Inc.	2,497,300	572,677
First Gen Corp.	779,300	344,875
First Philippine Holdings Corp.	258,610	353,223
Manila Water Co., Inc.	853,200	497,718
Nickel Asia Corp.	1,175,100	188,631
Philex Mining Corp.	952,400	164,760
Rizal Commercial Banking Corp.	317,380	214,193
SM Prime Holdings, Inc.	1	1

		4,686,654

POLAND — 3.3%
Alior Bank SA (b)	82,080	1,065,548
Alumetal SA	10,193	149,929
AmRest Holdings SE (b)	5,516	391,140
Asseco Poland SA	85,627	1,106,876
Bank Millennium SA (b)	357,189	444,101
Boryszew SA (b)	71,136	136,502
CCC SA	12,001	585,201
CD Projekt SA (b)	47,243	590,778
Ciech SA	43,498	607,615
Emperia Holding SA (b)	22,811	355,201
Eurocash SA	70,736	666,640
Fabryki Mebli Forte SA	7,536	137,205
Getin Noble Bank SA (b)	141,493	44,743
Globe Trade Centre SA (b)	307,957	604,951
Grupa Azoty SA	23,244	348,969
Grupa Kety SA	5,271	489,938
Grupa Lotos SA (b)	88,484	810,798
Inter Cars SA	3,213	213,633
Jastrzebska Spolka Weglowa SA (b)	34,490	552,759
KRUK SA	10,663	605,402
Lubelski Wegiel Bogdanka SA (b)	8,634	143,752

Netia SA	421,560	464,551
Orange Polska SA	442,520	584,118
PKP Cargo SA (b)	11,797	132,827
Synthos SA	156,927	171,427

		11,404,604

QATAR — 0.6%
Al Meera Consumer Goods Co. QSC	11,291	544,178
Gulf Warehousing Co.	7,698	118,385
Mannai Corp. QSC	12,880	282,968
Medicare Group	10,300	177,918
Qatar First Bank (b)	131,588	372,208
Qatari Investors Group QSC	24,757	397,727
Salam International Investment, Ltd. QSC	85,852	260,522

		2,153,906

RUSSIA — 1.1%
Aeroflot-Russian Airlines PJSC (b)	465,995	1,170,336
DIXY Group PJSC (b)	24,428	111,928
Etalon Group, Ltd. GDR	48,764	155,801
Exillon Energy PLC (b)	63,958	109,851
LSR Group PJSC GDR	155,429	536,230
Mechel PJSC ADR (b)	70,520	404,080
QIWI PLC ADR (a)	30,745	392,614
Ros Agro PLC GDR	10,898	144,943
TCS Group Holding PLC GDR	53,826	567,864
TMK PJSC GDR	46,904	239,210

		3,832,857

SINGAPORE — 0.4%
Asian Pay Television Trust	651,900	169,214
SIIC Environment Holdings, Ltd. (b)	922,860	373,692
Yanlord Land Group, Ltd.	708,700	647,528

		1,190,434

SOUTH AFRICA — 6.1%
Adcock Ingram Holdings, Ltd.	159,956	564,379
AECI, Ltd.	74,109	547,892
African Bank Investments, Ltd. (b) (d)	1,222,985	—
African Rainbow Minerals, Ltd.	55,759	401,628
Alexander Forbes Group Holdings, Ltd.	395,986	230,208
ArcelorMittal South Africa, Ltd. (b)	224,705	188,966
Arrowhead Properties, Ltd. Class A	607,712	386,625
Assore, Ltd.	22,083	382,589
Attacq, Ltd. (b)	190,165	234,873
Aveng, Ltd. (b)	319,312	185,399
Balwin Properties, Ltd.	66,602	36,382
Barloworld, Ltd. (a)	83,523	720,100
Coronation Fund Managers, Ltd.	124,320	640,828
Curro Holdings, Ltd. (a) (b)	156,616	574,927
DataTec, Ltd.	244,099	883,219
Emira Property Fund, Ltd.	268,389	280,459
EOH Holdings, Ltd.	63,344	757,997
Famous Brands, Ltd.	31,529	360,849
Grindrod, Ltd.	526,419	517,758
Harmony Gold Mining Co., Ltd.	204,269	470,976
Hosken Consolidated Investments, Ltd.	88,882	881,345
Investec, Ltd.	119,652	794,034
JSE, Ltd.	87,366	1,049,478
KAP Industrial Holdings, Ltd.	125,090	68,422

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Lewis Group, Ltd. (a)	157,309	$485,328
Montauk Holdings, Ltd. (b)	1	1
Mpact, Ltd.	181,320	374,573
Murray & Roberts Holdings, Ltd.	289,079	243,524
Nampak, Ltd.	311,256	422,443
Net 1 UEPS Technologies, Inc. (b)	39,748	456,307
Northam Platinum, Ltd. (b)	337,031	998,154
Omnia Holdings, Ltd.	29,764	402,657
PPC, Ltd. (a)	1,122,761	454,031
Reunert, Ltd. (a)	199,096	991,331
SA Corporate Real Estate, Ltd.	2,264,853	930,784
Santam, Ltd.	20,864	357,015
Sun International, Ltd.	92,355	587,560
Super Group, Ltd. (b)	332,020	937,911
Tongaat Hulett, Ltd.	66,486	635,883
Trencor, Ltd.	42,980	89,574
Vukile Property Fund, Ltd. REIT	271,106	370,330
Wilson Bayly Holmes-Ovcon, Ltd.	70,909	798,536

		20,695,275

TAIWAN — 27.8%
A-DATA Technology Co., Ltd.	207,652	339,547
Ability Enterprise Co., Ltd.	301,141	156,976
AcBel Polytech, Inc.	281,000	209,688
Accton Technology Corp.	442,341	698,599
Acer, Inc. (a)	1,488,000	604,822
Adlink Technology, Inc.	107,625	204,036
Advanced Ceramic X Corp.	36,642	270,020
AGV Products Corp. (b)	1,273,414	293,175
Airtac International Group	86,200	687,375
Alpha Networks, Inc.	390,513	237,490
Altek Corp.	189,516	130,249
AmTRAN Technology Co., Ltd.	673,717	463,025
Arcadyan Technology Corp.	185,172	327,494
Asia Optical Co., Inc. (b)	190,540	180,318
Asia Polymer Corp.	444,494	262,733
Aten International Co., Ltd.	164,000	408,105
Basso Industry Corp.	100,800	292,432
BES Engineering Corp.	1,955,356	376,158
Capital Securities Corp.	1,859,730	559,148
Career Technology MFG. Co., Ltd.	227,726	126,832
Casetek Holdings, Ltd.	102,000	271,861
Cathay Real Estate Development Co., Ltd. (b)	742,332	419,201
Center Laboratories, Inc. (b)	155,389	296,998
Chailease Holding Co., Ltd.	338,000	577,858
Chang Wah Electromaterials, Inc.	62,419	259,522
Charoen Pokphand Enterprise	297,675	414,246
Cheng Loong Corp.	740,128	297,392
Cheng Uei Precision Industry Co., Ltd.	258,915	294,030
Chicony Electronics Co., Ltd.	241,000	560,830
Chin-Poon Industrial Co., Ltd.	161,000	303,227
China Airlines, Ltd.	470,000	135,623
China Bills Finance Corp.	698,394	281,707
China Chemical & Pharmaceutical Co., Ltd.	488,000	275,578
China Man-Made Fiber Corp.	1,115,899	295,690
China Motor Corp.	669,000	543,852
China Petrochemical Development Corp. (a) (b)	1,215,575	373,396

China Steel Chemical Corp.	145,000	535,387
China Synthetic Rubber Corp.	522,832	463,150
Chipbond Technology Corp.	329,000	469,067
ChipMOS TECHNOLOGIES, Inc. ADR	30,812	434,757
Chlitina Holding, Ltd.	33,678	157,266
Chong Hong Construction Co., Ltd.	221,275	436,659
Chroma ATE, Inc. (a)	249,680	584,128
Chung Hung Steel Corp. (b)	740,239	218,656
Clevo Co.	406,265	350,435
CMC Magnetics Corp. (b)	1,107,788	119,960
Coretronic Corp.	235,652	247,870
CTCI Corp.	570,000	861,305
CyberTAN Technology, Inc.	448,210	268,406
D-Link Corp. (b)	847,054	282,535
Darwin Precisions Corp.	646,576	255,790
Dynapack International Technology Corp.	85,000	97,847
E Ink Holdings, Inc.	606,000	431,528
Elan Microelectronics Corp. (a)	452,899	486,920
Elite Material Co., Ltd.	262,782	733,823
Elite Semiconductor Memory Technology, Inc.	259,674	267,900
eMemory Technology, Inc.	39,000	474,355
Ennoconn Corp.	38,000	485,774
Epistar Corp. (b)	528,572	379,672
Eternal Materials Co., Ltd.	725,866	742,104
Eva Airways Corp.	1,644,000	744,745
Everlight Chemical Industrial Corp.	480,304	300,292
Everlight Electronics Co., Ltd.	333,503	477,039
Excelsior Medical Co., Ltd.	177,403	248,801
Far Eastern Department Stores, Ltd.	645,490	320,452
Far Eastern International Bank	2,106,575	594,801
Faraday Technology Corp.	231,385	217,895
Farglory Land Development Co., Ltd.	202,464	232,122
Feng Hsin Steel Co., Ltd.	328,270	460,896
Firich Enterprises Co., Ltd.	132,342	247,610
FLEXium Interconnect, Inc.	181,329	477,108
Formosa Taffeta Co., Ltd.	822,000	752,397
Formosan Rubber Group, Inc.	352,011	174,755
FSP Technology, Inc.	266,490	196,380
Gemtek Technology Corp.	379,234	277,109
GeoVision, Inc.	106,720	159,605
Gigabyte Technology Co., Ltd.	284,000	379,795
Gigastorage Corp. (b)	351,114	266,912
Ginko International Co., Ltd.	39,000	403,565
Gintech Energy Corp. (a) (b)	381,172	228,852
Global Unichip Corp.	94,669	230,585
Gloria Material Technology Corp.	477,909	278,777
Goldsun Building Materials Co., Ltd.	1,551,041	319,073
Grand Pacific Petrochemical	851,000	554,501
Grape King Bio, Ltd.	106,000	615,036
Great Wall Enterprise Co., Ltd.	739,867	668,036
HannStar Display Corp. (a) (b)	1,665,599	406,206
HannsTouch Solution, Inc. (b)	575,511	151,427
Hey Song Corp.	225,770	226,267
Highwealth Construction Corp.	616,730	868,769
Himax Technologies, Inc. ADR (a)	67,584	408,207
Hiwin Technologies Corp.	87,000	399,516
Ho Tung Chemical Corp. (b)	1,295,596	333,255

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Hota Industrial Manufacturing Co., Ltd.	92,000	$356,822
Huaku Development Co., Ltd.	265,260	497,944
Huang Hsiang Construction Corp.	261,484	323,721
Ibase Technology, Inc.	290,544	564,338
Ichia Technologies, Inc. (b)	163,000	80,415
Iron Force Industrial Co., Ltd.	38,000	191,598
ITE Technology, Inc.	228,887	214,122
Jess-Link Products Co., Ltd.	230,974	202,816
Jih Sun Financial Holdings Co., Ltd.	1,581,422	338,571
KEE TAI Properties Co., Ltd.	846,076	254,907
Kenda Rubber Industrial Co., Ltd.	526,247	793,559
Kerry TJ Logistics Co., Ltd.	174,000	240,789
King Slide Works Co., Ltd.	46,000	595,178
King Yuan Electronics Co., Ltd.	1,008,656	788,673
King’s Town Bank Co., Ltd.	1,101,000	961,654
Kinpo Electronics	1,020,371	376,754
Kinsus Interconnect Technology Corp.	160,030	353,537
Kuoyang Construction Co., Ltd.	771,527	286,070
Land Mark Optoelectronics Corp.	20,000	166,930
LCY Chemical Corp.	419,862	579,722
Lingsen Precision Industries, Ltd. (b)	680,694	250,278
Long Bon International Co., Ltd.	368,000	191,256
Longwell Co.	273,000	242,260
Lumax International Corp., Ltd.	174,358	285,106
Lung Yen Life Service Corp.	162,000	284,502
Macronix International (b)	2,370,170	340,497
Makalot Industrial Co., Ltd. (a)	132,070	508,135
Masterlink Securities Corp.	1,323,329	368,721
Medigen Biotechnology Corp. (b)	76,000	186,999
Mercuries & Associates Holding, Ltd.	457,176	324,133
Merida Industry Co., Ltd.	105,000	469,143
Merry Electronics Co., Ltd.	95,000	358,140
Micro-Star International Co., Ltd.	420,000	959,136
Microbio Co., Ltd. (b)	446,723	319,494
MIN AIK Technology Co., Ltd.	125,000	116,743
Mirle Automation Corp. (a)	249,854	289,554
Mitac Holdings Corp.	627,412	603,487
Motech Industries, Inc. (b)	258,885	227,325
Nan Kang Rubber Tire Co., Ltd.	673,204	614,111
Nantex Industry Co., Ltd.	449,766	304,924
Neo Solar Power Corp. (a) (b)	506,758	237,427
Oriental Union Chemical Corp. (a) (b)	603,500	432,556
Pan-International Industrial Corp.	208,539	159,499
Parade Technologies, Ltd.	36,000	355,208
PChome Online, Inc.	51,010	447,914
PharmaEngine, Inc.	48,000	270,316
Phison Electronics Corp.	82,837	656,702
Phytohealth Corp. (b)	214,511	203,336
Pixart Imaging, Inc.	92,060	191,381
Portwell, Inc.	147,000	181,532
Powertech Technology, Inc.	488,000	1,317,323
Poya International Co., Ltd.	30,000	347,668
President Securities Corp.	1,158,360	424,110
Primax Electronics, Ltd.	287,000	392,712
Prince Housing & Development Corp.	1,538,996	501,395
Promate Electronic Co., Ltd.	280,000	264,979
Qisda Corp.	1,232,641	575,607
Radiant Opto-Electronics Corp.	270,331	471,395
Radium Life Tech Co., Ltd. (b)	818,810	238,054

Realtek Semiconductor Corp.	311,053	984,437
Ritek Corp. (b)	1,382,045	218,698
Ruentex Development Co., Ltd. (b)	492,000	561,780
Ruentex Industries, Ltd.	450,000	749,791
Sampo Corp. (a)	773,527	439,218
Sanyang Motor Co., Ltd.	481,945	309,543
ScinoPharm Taiwan, Ltd.	215,135	257,996
Senao International Co., Ltd.	138,911	225,420
Sercomm Corp.	207,000	495,197
Shinkong Insurance Co., Ltd.	309,841	253,322
Shinkong Synthetic Fibers Corp.	1,865,796	523,921
Sigurd Microelectronics Corp.	559,694	404,632
Silicon Integrated Systems Corp. (b)	824,299	165,990
Silicon Motion Technology Corp. ADR	21,475	912,258
Simplo Technology Co., Ltd.	166,129	478,866
Sinbon Electronics Co., Ltd.	318,444	693,623
Sinmag Equipment Corp.	58,726	257,834
Sino-American Silicon Products, Inc.	368,058	381,431
Sinon Corp.	729,662	346,391
Sinphar Pharmaceutical Co., Ltd.	323,879	242,691
Sinyi Realty, Inc.	547,940	546,597
Soft-World International Corp.	91,848	180,966
Solar Applied Materials Technology Co. (b) (e)	336,090	91,247
Solartech Energy Corp. (b)	387,207	181,415
St Shine Optical Co., Ltd.	37,000	706,041
Synnex Technology International Corp.	673,000	678,659
Systex Corp.	251,000	452,484
Taichung Commercial Bank Co., Ltd.	2,249,526	640,747
Taiflex Scientific Co., Ltd.	271,699	286,208
Tainan Enterprises Co., Ltd.	299,000	276,001
Tainan Spinning Co., Ltd. (a)	1,394,105	527,726
Taisun Enterprise Co., Ltd. (b)	678,549	313,704
Taiwan Acceptance Corp.	192,000	459,909
Taiwan Business Bank	3,580,134	905,337
Taiwan Cogeneration Corp.	484,469	335,215
Taiwan Fertilizer Co., Ltd.	400,000	498,309
Taiwan Hon Chuan Enterprise Co., Ltd.	348,218	569,397
Taiwan Land Development Corp.	492,781	155,193
Taiwan Paiho, Ltd.	186,000	550,572
Taiwan Secom Co., Ltd.	290,961	799,874
Taiwan Surface Mounting Technology Corp.	337,308	276,302
Taiyen Biotech Co., Ltd.	329,979	299,990
Tatung Co., Ltd. (b)	1,445,691	427,934
Teco Electric and Machinery Co., Ltd.	1,128,000	976,487
Test Rite International Co., Ltd.	451,896	281,830
Thye Ming Industrial Co., Ltd.	249,218	263,299
Ton Yi Industrial Corp.	379,000	162,870
Tong Hsing Electronic Industries, Ltd.	84,327	287,814
Tong Yang Industry Co., Ltd.	356,872	703,136
Topco Scientific Co., Ltd.	243,384	637,364
Transcend Information, Inc.	178,484	471,837
Tripod Technology Corp.	408,353	922,402
TSRC Corp.	487,028	500,190
TTY Biopharm Co., Ltd.	194,436	618,378
Tung Ho Steel Enterprise Corp.	579,258	380,133
Tung Thih Electronic Co., Ltd.	41,893	376,308
TXC Corp.	400,120	505,907

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

U-Ming Marine Transport Corp.	375,000	$292,051
Unimicron Technology Corp.	787,000	302,796
Unity Opto Technology Co., Ltd.	279,307	113,096
Unizyx Holding Corp. (b)	473,694	213,852
UPC Technology Corp.	752,914	292,017
USI Corp. (a)	871,318	428,508
Visual Photonics Epitaxy Co., Ltd.	194,371	298,531
Voltronic Power Technology Corp.	24,000	331,751
Wafer Works Corp. (b)	421,872	188,494
Walsin Lihwa Corp.	2,209,000	812,208
Wan Hai Lines, Ltd.	918,320	464,446
Waterland Financial Holdings Co., Ltd.	1,885,759	481,548
Wei Chuan Foods Corp. (b)	258,899	140,579
Win Semiconductors Corp. (a)	256,000	722,033
Winbond Electronics Corp.	2,172,730	672,131
Wistron Corp.	1,202,000	930,525
Wistron NeWeb Corp.	175,188	469,103
WPG Holdings, Ltd.	342,000	403,239
WUS Printed Circuit Co., Ltd. (a)	377,000	208,216
Yageo Corp.	374,310	680,585
Yang Ming Marine Transport Corp. (b)	993,788	148,626
Yeong Guan Energy Technology Group Co., Ltd.	63,000	201,340
YFY, Inc.	1,698,941	510,278
Yieh Phui Enterprise Co., Ltd. (b)	994,924	347,293
Yungtay Engineering Co., Ltd.	341,000	474,537
Zenitron Corp.	302,348	159,481
Zhen Ding Technology Holding, Ltd.	216,000	427,590
Zinwell Corp.	291,674	302,724

		95,084,890

THAILAND — 5.6%
Bangkok Land PCL NVDR	11,904,700	571,790
Banpu PCL	835,880	448,162
Beauty Community PCL (e)	1,908,900	623,675
BEC World PCL NVDR	843,500	391,005
Carabao Group PCL Class F (e)	371,921	791,918
Central Plaza Hotel PCL NVDR	365,900	406,152
Chularat Hospital PCL NVDR	2,636,700	210,580
Dynasty Ceramic PCL NVDR	2,756,220	341,733
Esso Thailand PCL NVDR (b)	791,000	282,733
GFPT PCL (e)	239,100	98,149
Group Lease PCL NVDR	488,379	780,768
Gunkul Engineering PCL NVDR	506,460	79,907
Hana Microelectronics PCL (e)	879,157	969,735
Ichitan Group PCL NVDR	1,190,100	338,979
Inter Far East Energy Corp. NVDR	294,400	30,747
International Engineering PCL (b) (e)	63,855,934	35,663
Jasmine International PCL NVDR	2,276,925	502,303
KCE Electronics PCL NVDR	312,600	1,064,973
Kiatnakin Bank PCL NVDR	401,000	660,672
LPN Development PCL NVDR	711,700	240,476
Major Cineplex Group PCL NVDR	842,600	770,588
MK Restaurants Group PCL NVDR	448,700	732,996
Precious Shipping PCL (b) (e)	483,600	110,736
Pruksa Holding PCL NVDR	1,063,131	667,973
PTG Energy PCL NVDR	625,600	572,134
Siam Global House PCL NVDR	761,774	385,030
Sino-Thai Engineering & Construction PCL NVDR	676,100	523,918
Sri Trang Agro-Industry PCL NVDR	395,700	254,146

Srisawad Power 1979 PCL NVDR	608,997	701,502
Star Petroleum Refining PCL (e)	877,400	303,815
Supalai PCL NVDR	398,500	278,201
Superblock PCL NVDR (b)	3,848,100	163,335
Thai Airways International PCL NVDR (b)	700,800	444,232
Thai Vegetable Oil PCL NVDR	368,700	416,982
Thaicom PCL NVDR	550,600	298,282
Thanachart Capital PCL (e)	739,311	908,384
Thoresen Thai Agencies PCL (e)	2,506,106	636,840
Tipco Asphalt PCL NVDR	757,600	401,960
Tisco Financial Group PCL (e)	254,003	427,352
TPI Polene PCL (e)	852,800	58,583
TTW PCL (e)	1,348,700	402,985
VGI Global Media PCL NVDR	3,136,112	490,421
WHA Corp. PCL NVDR (b)	4,537,830	375,085

		19,195,600

TURKEY — 1.2%
Afyon Cimento Sanayi TAS (b)	51,771	116,417
Albaraka Turk Katilim Bankasi A/S	1,338,588	452,843
Aygaz A/S	99,494	340,264
Dogan Sirketler Grubu Holding A/S (b)	814,496	175,977
Ihlas Holding A/S (b)	3	—
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	1,188,688	388,615
Koza Altin Isletmeleri A/S (b)	69,221	321,546
Migros Ticaret A/S (b)	49,783	248,802
NET Holding A/S (b)	228,397	183,751
Pegasus Hava Tasimaciligi A/S (a) (b)	33,517	134,826
Sekerbank TAS (b)	896,947	300,886
Sinpas Gayrimenkul Yatirim Ortakligi A/S (b)	3	—
TAV Havalimanlari Holding A/S	133,438	532,219
Tekfen Holding A/S	120,421	221,151
Torunlar Gayrimenkul Yatirim Ortakligi A/S	163,813	193,264
Turkiye Sinai Kalkinma Bankasi A/S	967,731	387,907
Yazicilar Holding A/S Class A	21,702	81,130

		4,079,598

UNITED ARAB EMIRATES — 0.9%
Air Arabia PJSC	1,595,171	577,630
Ajman Bank PJSC (b)	290,619	105,236
Al Waha Capital PJSC	965,492	507,337
Arabtec Holding PJSC (b)	1,076,227	383,854
Dana Gas PJSC (b)	2,611,987	384,022
Eshraq Properties Co. PJSC (b)	1,478,494	418,643
National Central Cooling Co. PJSC	580,449	317,652
RAK Properties PJSC	2,375,801	426,918
Ras Al Khaimah Ceramics	159,348	106,293

		3,227,585

UNITED KINGDOM — 0.0% (f)
Pan African Resources PLC	510,717	96,355

UNITED STATES — 0.4%
GasLog, Ltd.	42,967	691,769
Luxoft Holding, Inc. (a) (b)	12,794	719,023

		1,410,792

TOTAL COMMON STOCKS (Cost $441,767,460)		342,188,596

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0% (f)
THAILAND — 0.0% (f)
TPI Polene PCL (expiring 4/30/17) (b) (e) (Cost $0)	4,948	$—

WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
International Engineering PCL (expiring 5/22/19) (b) (e) (Cost $0)	13,635,806	3,808

SHORT-TERM INVESTMENTS — 3.1%
UNITED STATES — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (g) (h)	79,966	79,966
State Street Navigator Securities Lending Prime Portfolio (h) (i)	10,594,011	10,594,011

		10,673,977

TOTAL SHORT-TERM INVESTMENTS (Cost $10,673,977)		10,673,977

TOTAL INVESTMENTS — 103.3% (Cost $452,441,437)		352,866,381
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(11,245,035)

NET ASSETS — 100.0%		$341,621,346

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.9% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $146,802, representing 0.0% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $5,726,873 representing 1.7% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The rate shown is the annualized seven-day yield at December 31, 2016.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$221,763	$—	$—		$221,763
Brazil	17,418,620	—	—		17,418,620
Chile	5,554,942	—	—		5,554,942
China	52,190,017	—	146,802		52,336,819
Colombia	210,430	—	—		210,430
Cyprus	555,502	—	—		555,502
Czech Republic	1,343,502	—	—		1,343,502
Egypt	2,760,642	—	—		2,760,642
Greece	7,414,461	—	—		7,414,461
Hong Kong	9,323,497	250,107	0	(b)	9,573,604
Hungary	466,163	—	—		466,163
India	40,207,898	13,876	—		40,221,774
Indonesia	11,207,410	—	—		11,207,410
Malaysia	15,893,771	—	—		15,893,771
Mexico	7,829,756	—	—		7,829,756
Monaco	48,811	—	—		48,811

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
Peru	$2,072,076	$—		$—		$2,072,076
Philippines	4,686,654	—		—		4,686,654
Poland	11,404,604	—		—		11,404,604
Qatar	2,153,906	—		—		2,153,906
Russia	3,832,857	—		—		3,832,857
Singapore	1,190,434	—		—		1,190,434
South Africa	20,695,275	—		0	(b)	20,695,275
Taiwan	94,993,643	91,247		—		95,084,890
Thailand	13,827,765	5,367,835		—		19,195,600
Turkey	4,079,598	—		—		4,079,598
United Arab Emirates	3,227,585	—		—		3,227,585
United Kingdom	96,355	—		—		96,355
United States	1,410,792	—		—		1,410,792
Rights
Thailand	—	0	(a)	—		—
Warrants
Thailand	—	3,808		—		3,808
Short-Term Investments	10,673,977	—		—		10,673,977

TOTAL INVESTMENTS	$346,992,706	$5,726,873		$146,802		$352,866,381

(a)	Fund held Level 2 securities that were valued at $0 at December 31, 2016.
(b)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,009,858	$1,009,858	556,842	1,566,700	—	$—	$56
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	19,391,974	19,312,008	79,966	79,966	1,701
State Street Navigator Securities Lending Government Money Market Portfolio *	14,070,192	14,070,192	66,577,709	70,012,841	10,635,060	10,635,060	108,508

TOTAL		$15,080,050				$10,715,026	$110,265

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 5.6%
Astro Japan Property Group (a)	122,827	$591,444
BGP Holdings PLC (b) (c)	1,313,937	—
BWP Trust	1,133,895	2,454,949
Charter Hall Retail REIT	762,806	2,336,431
Dexus Property Group REIT	2,200,686	15,329,628
Gateway Lifestyle (a)	638,771	999,073
Goodman Group	3,651,008	18,849,541
GPT Group	4,113,667	14,982,889
Investa Office Fund REIT	1,402,638	4,793,868
Scentre Group REIT	12,214,694	41,039,214
Westfield Corp.	4,384,608	29,780,506

		131,157,543

AUSTRIA — 0.5%
BUWOG AG	164,935	3,842,891
CA Immobilien Anlagen AG	166,592	3,068,826
IMMOFINANZ AG	2,005,386	3,919,430

		10,831,147

BELGIUM — 0.4%
Befimmo SA	53,246	2,996,762
Cofinimmo SA REIT	46,227	5,297,549

		8,294,311

BRAZIL — 0.2%
BR Malls Participacoes SA (b)	1,231,423	4,521,309

CANADA — 1.5%
Artis Real Estate Investment Trust	174,658	1,654,045
Boardwalk Real Estate Investment Trust	53,700	1,948,104
Canadian Apartment Properties	151,138	3,535,438
Canadian Real Estate Investment Trust	83,705	2,889,931
Crombie Real Estate Investment Trust	103,516	1,048,244
Dream Office Real Estate Investment Trust	123,374	1,798,562
First Capital Realty, Inc. (a)	323,000	4,978,494
H&R Real Estate Investment Trust	318,451	5,312,068
RioCan Real Estate Investment Trust	364,644	7,240,945
Smart Real Estate Investment Trust REIT	145,113	3,494,052

		33,899,883

FRANCE — 4.2%
Fonciere Des Regions	112,693	9,858,492
Gecina SA REIT	92,424	12,814,300
Klepierre REIT	475,651	18,735,720
Mercialys SA (a)	128,387	2,606,084
Unibail-Rodamco SE	227,877	54,500,101

		98,514,697

GERMANY — 0.5%
LEG Immobilien AG	143,773	11,191,369

HONG KONG — 3.0%
Champion REIT	5,008,462	2,713,161
Hang Lung Properties, Ltd.	4,740,018	10,050,869
Hongkong Land Holdings, Ltd.	2,698,000	17,078,340
Hysan Development Co., Ltd.	1,410,731	5,831,685

Link REIT	5,119,182	33,277,671
Prosperity REIT	2,831,000	1,117,334

		70,069,060

ITALY — 0.1%
Beni Stabili SpA SIIQ	2,465,135	1,411,855
Immobiliare Grande Distribuzione SIIQ SpA	792,848	605,450

		2,017,305

JAPAN — 9.3%
Activia Properties, Inc.	1,512	7,142,899
Aeon Mall Co., Ltd.	259,400	3,656,309
AEON REIT Investment Corp.	2,443	2,678,953
Daibiru Corp.	129,100	1,107,979
Daiwa Office Investment Corp.	751	3,798,945
Frontier Real Estate Investment Corp.	1,064	4,556,677
Fukuoka Corp. REIT	1,739	2,755,324
Global One Real Estate Investment Corp.	431	1,618,536
Hankyu REIT, Inc.	1,420	1,778,729
Heiwa Real Estate Co., Ltd.	74,900	1,021,057
Hoshino Resorts REIT, Inc	383	2,003,087
Hulic Co., Ltd	1,108,000	9,870,210
Hulic, Inc. REIT	2,216	3,725,791
Ichigo Hotel Real Estate Investment Corp.	591	653,148
Japan Excellent, Inc.	2,979	3,787,763
Japan Prime Realty Investment Corp.	1,998	7,888,533
Japan Real Estate Investment Corp	2,851	15,570,686
Japan Rental Housing Investments, Inc.	3,732	2,508,585
Japan Retail Fund Investment Corp. REIT	5,847	11,860,935
Kenedix Office Investment Corp. REIT	926	5,335,208
Kenedix Residential Investment Corp.	818	2,219,720
Kenedix Retail REIT Corp.	937	2,140,153
Leopalace21 Corp.	620,700	3,437,838
MCUBS MidCity Investment Corp.	584	1,687,384
Mitsui Fudosan Co., Ltd.	2,276,000	52,785,013
Mori Hills Investment Corp. REIT	3,196	4,326,732
Mori Trust Sogo REIT, Inc.	2,248	3,554,089
Nippon Building Fund, Inc.	3,238	17,961,898
NTT Urban Development Corp.	255,900	2,257,651
Orix JREIT, Inc. REIT	5,663	8,958,061
Premier Investment Corp.	2,549	3,020,292
Tokyu Fudosan Holdings Corp.	1,173,200	6,940,524
Tokyu REIT, Inc.	2,219	2,817,627
United Urban Investment Corp.	6,764	10,316,934

		215,743,270

NETHERLANDS — 0.5%
Atrium European Real Estate, Ltd.	390,658	1,619,343
Eurocommercial Properties NV	110,159	4,250,818
Vastned Retail NV	44,640	1,735,518
Wereldhave NV	94,185	4,247,848

		11,853,527

NEW ZEALAND — 0.3%
Argosy Property, Ltd.	1,849,344	1,302,443
Goodman Property Trust	2,356,121	2,004,366

See accompanying Notes to Schedule of Investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Kiwi Property Group, Ltd.	3,078,461	$2,973,056
Precinct Properties New Zealand, Ltd.	2,373,883	1,986,371

		8,266,236

PHILIPPINES — 0.7%
Robinsons Land Corp.	3,699,600	1,934,918
SM Prime Holdings, Inc.	26,476,300	15,098,880

		17,033,798

SINGAPORE — 2.6%
Ascendas REIT	5,397,964	8,481,608
Cambridge Industrial Trust	2,356,571	880,839
CapitaLand Commercial Trust	4,876,551	4,995,705
CapitaLand Mall Trust REIT	6,164,227	8,042,893
CapitaLand, Ltd.	5,922,779	12,380,974
Frasers Commercial Trust	1,359,856	1,186,003
Global Logistic Properties, Ltd.	6,763,378	10,299,323
GuocoLand, Ltd.	600,699	748,431
Keppel REIT	4,048,712	2,858,508
Mapletree Logistics Trust	3,536,112	2,496,597
Starhill Global REIT	3,060,548	1,567,665
Suntec Real Estate Investment Trust	5,803,590	6,628,313

		60,566,859

SOUTH AFRICA — 0.7%
Growthpoint Properties, Ltd. REIT	5,336,529	10,103,308
Hyprop Investments, Ltd.	483,772	4,150,003
SA Corporate Real Estate, Ltd.	3,962,606	1,628,508

		15,881,819

SPAIN — 0.0%(d)
Martinsa Fadesa SA (b) (c)	178	—

SWEDEN — 0.7%
Castellum AB	625,380	8,598,063
Fabege AB	321,228	5,265,047
Kungsleden AB	365,871	2,325,810

		16,188,920

SWITZERLAND — 0.9%
PSP Swiss Property AG	92,384	7,999,008
Swiss Prime Site AG (b)	163,793	13,432,525

		21,431,533

THAILAND — 0.2%
Central Pattana PCL NVDR	3,076,144	4,874,860

UNITED KINGDOM — 4.7%
Big Yellow Group PLC REIT	348,719	2,953,781
British Land Co. PLC REIT	2,345,835	18,246,875
Capital & Counties Properties PLC (a)	1,721,111	6,318,396
Derwent London PLC	253,696	8,689,647
Grainger PLC	978,538	2,875,311
Great Portland Estates PLC REIT	786,668	6,498,127
Hammerson PLC	1,796,993	12,723,198
Intu Properties PLC (a)	2,061,412	7,165,225
Land Securities Group PLC REIT	1,836,931	24,196,098
Segro PLC	1,897,735	10,742,148
Shaftesbury PLC	635,771	7,141,014
Workspace Group PLC	275,879	2,699,847

		110,249,667

UNITED STATES — 62.9%
Acadia Realty Trust	186,306	6,088,480
Alexandria Real Estate Equities, Inc.	182,034	20,229,438
American Campus Communities, Inc.	304,841	15,171,937
American Homes 4 Rent Class A	495,597	10,397,625
Apartment Investment & Management Co. Class A REIT	359,606	16,344,093
Apple Hospitality REIT, Inc.	357,734	7,147,525
Ashford Hospitality Prime, Inc.	61,196	835,325
Ashford Hospitality Trust, Inc.	180,176	1,398,166
AvalonBay Communities, Inc.	315,093	55,818,725
Boston Properties, Inc. REIT	352,789	44,373,800
Brandywine Realty Trust	400,561	6,613,262
Brixmor Property Group, Inc.	599,811	14,647,385
Camden Property Trust	200,472	16,853,681
Care Capital Properties, Inc.	191,805	4,795,125
CBL & Associates Properties, Inc.	398,787	4,586,050
Cedar Realty Trust, Inc.	177,640	1,159,989
Chesapeake Lodging Trust	137,134	3,546,285
Colony Starwood Homes (a)	116,006	3,342,133
Columbia Property Trust, Inc.	282,364	6,099,062
Corporate Office Properties Trust	216,753	6,767,029
Cousins Properties, Inc. REIT	782,869	6,662,215
CubeSmart REIT	412,372	11,039,198
DCT Industrial Trust, Inc. REIT	208,462	9,981,161
DDR Corp. REIT	704,726	10,761,166
DiamondRock Hospitality Co.	457,720	5,277,512
Digital Realty Trust, Inc. REIT (a)	364,597	35,825,301
Douglas Emmett, Inc.	329,789	12,057,086
Duke Realty Corp.	813,346	21,602,470
DuPont Fabros Technology, Inc. REIT	172,961	7,598,177
Easterly Government Properties, Inc. (a)	55,518	1,111,470
EastGroup Properties, Inc.	74,857	5,527,441
Education Realty Trust, Inc.	167,111	7,068,795
Equity Commonwealth (b)	287,378	8,690,311
Equity LifeStyle Properties, Inc.	183,750	13,248,375
Equity One, Inc.	215,717	6,620,355
Equity Residential REIT	838,980	53,996,753
Essex Property Trust, Inc. REIT	150,319	34,949,167
Extra Space Storage, Inc. REIT	288,515	22,284,899
Federal Realty Investment Trust REIT	164,631	23,395,711
FelCor Lodging Trust, Inc.	291,417	2,334,250
First Industrial Realty Trust, Inc. REIT	267,536	7,504,385
First Potomac Realty Trust	137,528	1,508,682
Forest City Realty Trust, Inc. Class A	497,915	10,376,549
Franklin Street Properties Corp. REIT	249,531	3,233,922
General Growth Properties, Inc. REIT	1,339,502	33,460,760
HCP, Inc. REIT	1,072,598	31,877,613
Healthcare Realty Trust, Inc. REIT	265,272	8,043,047
Hersha Hospitality Trust	99,135	2,131,403
Highwoods Properties, Inc.	231,352	11,801,266
Hospitality Properties Trust	376,329	11,944,682
Host Hotels & Resorts, Inc. REIT	1,697,084	31,973,063
Hudson Pacific Properties, Inc. REIT	279,284	9,713,498
Independence Realty Trust, Inc.	145,434	1,297,271
Kilroy Realty Corp. REIT	211,318	15,472,704

See accompanying Notes to Schedule of Investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Kimco Realty Corp. REIT	974,723	$24,524,031
Kite Realty Group Trust REIT	190,836	4,480,829
LaSalle Hotel Properties	258,785	7,885,179
Liberty Property Trust REIT	336,887	13,307,036
Life Storage, Inc. REIT	106,238	9,057,852
LTC Properties, Inc.	89,510	4,205,180
Macerich Co. REIT	276,765	19,606,033
Mack-Cali Realty Corp.	205,041	5,950,290
Mid-America Apartment Communities, Inc. REIT	260,379	25,496,312
Monogram Residential Trust, Inc.	380,809	4,120,353
National Storage Affiliates Trust	83,897	1,851,607
New York REIT, Inc.	378,347	3,828,872
NexPoint Residential Trust, Inc.	41,279	922,173
NorthStar Realty Europe Corp. REIT	126,815	1,594,065
Parkway, Inc. REIT (b)	98,919	2,200,948
Pebblebrook Hotel Trust	164,699	4,899,795
Pennsylvania Real Estate Investment Trust	162,616	3,083,199
Piedmont Office Realty Trust, Inc. Class A	332,199	6,946,281
Prologis, Inc. REIT	1,212,969	64,032,634
PS Business Parks, Inc.	44,666	5,204,482
Public Storage REIT	342,297	76,503,379
Quality Care Properties, Inc. REIT (b)	219,421	3,401,025
Ramco-Gershenson Properties Trust	186,090	3,085,372
Regency Centers Corp.	239,563	16,517,869
Retail Opportunity Investments Corp. REIT	249,815	5,278,591
Rexford Industrial Realty, Inc.	150,599	3,492,391
RLJ Lodging Trust REIT	284,376	6,964,368
Saul Centers, Inc.	27,968	1,862,948
Senior Housing Properties Trust	543,954	10,297,049
Seritage Growth Properties Class A REIT (a)	53,039	2,265,296
Silver Bay Realty Trust Corp. REIT	83,963	1,439,126
Simon Property Group, Inc. REIT	721,155	128,127,609
SL Green Realty Corp. REIT	232,348	24,989,027
Sun Communities, Inc. REIT	152,200	11,660,042
Sunstone Hotel Investors, Inc. REIT	495,515	7,556,604
Tanger Factory Outlet Centers, Inc.	219,866	7,866,805
Taubman Centers, Inc.	138,405	10,232,282
Tier REIT, Inc.	108,213	1,881,824
UDR, Inc. REIT	612,794	22,354,725
Universal Health Realty Income Trust	28,555	1,872,922
Urban Edge Properties	209,821	5,772,176
Ventas, Inc. REIT	812,429	50,793,061
Vornado Realty Trust REIT	394,509	41,174,904
Washington Prime Group, Inc. REIT	423,400	4,407,594
Washington Real Estate Investment Trust	173,164	5,660,731
Weingarten Realty Investors REIT	269,805	9,656,321
Welltower, Inc. REIT	831,824	55,673,980
Xenia Hotels & Resorts, Inc. (a)	244,177	4,741,917

		1,465,312,862

TOTAL COMMON STOCKS (Cost $2,214,851,961)		2,317,899,975

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f)	5,322,129	5,322,129
State Street Navigator Securities Lending Government Money Market Portfolio (f) (g)	15,253,337	15,253,337

TOTAL SHORT-TERM INVESTMENTS (Cost $20,575,466)		20,575,466

TOTAL INVESTMENTS — 100.4% (Cost $2,235,427,427)		2,338,475,441
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(8,802,605)

NET ASSETS — 100.0%		$2,329,672,836

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$131,157,543	$—	$0	(a)	$131,157,543
Austria	10,831,147	—	—		10,831,147
Belgium	8,294,311	—	—		8,294,311
Brazil	4,521,309	—	—		4,521,309
Canada	33,899,883	—	—		33,899,883
France	98,514,697	—	—		98,514,697
Germany	11,191,369	—	—		11,191,369
Hong Kong	70,069,060	—	—		70,069,060
Italy	2,017,305	—	—		2,017,305
Japan	215,743,270	—	—		215,743,270
Netherlands	11,853,527	—	—		11,853,527
New Zealand	8,266,236	—	—		8,266,236
Philippines	17,033,798	—	—		17,033,798
Singapore	60,566,859	—	—		60,566,859
South Africa	15,881,819	—	—		15,881,819
Spain	—	—	0	(a)	—
Sweden	16,188,920	—	—		16,188,920
Switzerland	21,431,533	—	—		21,431,533
Thailand	4,874,860	—	—		4,874,860
United Kingdom	110,249,667	—	—		110,249,667
United States	1,465,312,862	—	—		1,465,312,862
Short-Term Investments	20,575,466	—	—		20,575,466

TOTAL INVESTMENTS	$2,338,475,441	$—	$0		$2,338,475,441

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,984,959	$3,984,959	43,517	4,028,476	—	$—	$129
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	61,467,725	56,145,596	5,322,129	5,322,129	5,746
State Street Navigator Securities Lending Government Money Market Portfolio *	35,695,682	35,695,682	722,386,408	742,828,753	15,253,337	15,253,337	23,826

TOTAL		$39,680,641				$20,575,466	$29,701

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 2.5%
Aristocrat Leisure, Ltd.	9,140	$102,583
Automotive Holdings Group, Ltd.	11,139	31,860
Crown Resorts, Ltd.	6,592	55,275
Domino’s Pizza Enterprises, Ltd.	400	18,824
Fairfax Media, Ltd.	38,525	24,827
Tatts Group, Ltd. (a)	24,221	78,572

		311,941

BELGIUM — 0.3%
D’ieteren SA	804	35,613

CANADA — 4.1%
Amaya, Inc. (a) (b)	678	9,611
Canadian Tire Corp., Ltd. Class A	1,005	104,371
Dollarama, Inc.	600	44,016
Gildan Activewear, Inc. (a)	2,681	68,152
Magna International, Inc.	3,447	149,853
Restaurant Brands International, Inc.	1,348	64,281
Shaw Communications, Inc. Class B (a)	3,658	73,485

		513,769

DENMARK — 0.7%
Pandora A/S	642	84,148

FINLAND — 0.4%
Nokian Renkaat Oyj	980	36,612
Sanoma Oyj	2,494	21,689

		58,301

FRANCE — 10.7%
Accor SA	1,478	55,233
Christian Dior SE	331	69,563
Cie Generale des Etablissements Michelin	1,460	162,771
Havas SA	6,151	51,902
Hermes International	105	43,192
Kering	617	138,811
Lagardere SCA	1,140	31,738
LVMH Moet Hennessy Louis Vuitton SE	1,613	308,618
Peugeot SA (b)	1,008	16,474
Publicis Groupe SA	969	66,996
Renault SA	1,383	123,276
Sodexo SA	549	63,233
Valeo SA	1,578	90,893
Vivendi SA	7,060	134,447

		1,357,147

GERMANY — 11.1%
adidas AG	1,620	256,561
Bayerische Motoren Werke AG	1,796	168,122
Bayerische Motoren Werke AG Preference Shares	303	23,234
Continental AG	596	115,479
Daimler AG	5,878	438,451
HUGO BOSS AG	194	11,895
Leoni AG	432	15,422
Porsche Automobil Holding SE Preference Shares	679	37,055
ProSiebenSat.1 Media SE	1,014	39,155
TUI AG	5,622	80,792
Volkswagen AG Preference Shares	1,045	146,980

Volkswagen AG	233	33,607
windeln.de SE (a) (b) (c)	2,608	8,252
Zalando SE (b) (c)	700	26,794

		1,401,799

HONG KONG — 3.2%
Esprit Holdings, Ltd. (b)	20,182	15,853
Fairwood Holdings, Ltd. (a)	12,000	43,802
Galaxy Entertainment Group, Ltd.	14,000	61,033
Giordano International, Ltd.	70,000	37,830
Global Brands Group Holding, Ltd. (b)	54,000	7,174
Li & Fung, Ltd.	54,000	23,750
Pico Far East Holdings, Ltd.	94,000	28,855
Sands China, Ltd.	20,800	90,410
Shangri-La Asia, Ltd.	14,500	15,298
SJM Holdings, Ltd.	21,000	16,468
Techtronic Industries Co., Ltd.	13,500	48,406
Yuxing InfoTech Investment Holdings, Ltd. (a) (b)	80,000	15,065

		403,944

IRELAND — 0.6%
Dalata Hotel Group PLC (b)	2,377	11,019
Paddy Power Betfair PLC	583	62,414

		73,433

ITALY — 1.3%
Banzai SpA (b)	2,574	10,990
Ferrari NV	677	39,488
Luxottica Group SpA	1,031	55,568
Mediaset SpA	7,193	31,182
Piaggio & C SpA	5,290	8,849
Sogefi SpA (b)	6,496	16,691
Yoox Net-A-Porter Group SpA (b)	224	6,365

		169,133

JAPAN — 37.6%
Aisin Seiki Co., Ltd.	2,000	86,938
Aoyama Trading Co., Ltd.	1,200	41,874
Asics Corp.	700	14,014
Bandai Namco Holdings, Inc.	3,400	94,011
Benesse Holdings, Inc.	1,400	38,650
Bookoff Corp.	1,300	8,772
Bridgestone Corp.	5,500	198,714
Can Do Co., Ltd. (a)	700	10,581
Casio Computer Co., Ltd.	3,400	48,186
CyberAgent, Inc.	800	19,809
Daikyonishikawa Corp.	400	5,151
Denso Corp.	2,700	117,204
Dentsu, Inc.	2,400	113,174
Don Quijote Holdings Co., Ltd.	700	25,957
Fast Retailing Co., Ltd.	388	139,152
Fuji Corp., Ltd.	2,700	17,431
Fuji Heavy Industries, Ltd.	3,800	155,473
GLOBERIDE, Inc.	700	11,601
Gunze, Ltd.	13,000	43,357
Haseko Corp.	2,100	21,408
Honda Motor Co., Ltd.	10,300	301,578
Isetan Mitsukoshi Holdings, Ltd.	4,500	48,613
Isuzu Motors, Ltd.	3,700	46,982
Kappa Create Co., Ltd. (a)	700	7,844

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Koito Manufacturing Co., Ltd.	700	$37,150
Konaka Co., Ltd.	5,100	25,536
Kyoritsu Maintenance Co., Ltd.	300	17,516
Kyoto Kimono Yuzen Co., Ltd. (a)	3,000	24,358
Laox Co., Ltd. (b)	1,100	6,753
Marui Group Co., Ltd.	1,600	23,417
Mazda Motor Corp.	3,500	57,376
Mitsuba Corp.	1,500	24,397
Mitsubishi Motors Corp.	4,200	23,982
NGK Spark Plug Co., Ltd.	1,000	22,275
Nikon Corp.	3,400	52,967
Nissan Motor Co., Ltd.	13,400	135,051
Nitori Holdings Co., Ltd.	400	45,818
Oriental Land Co., Ltd.	2,000	113,276
Otsuka Kagu, Ltd.	1,800	16,498
Panasonic Corp.	11,900	121,362
Pioneer Corp. (b)	2,800	5,666
Rakuten, Inc. (b)	5,500	54,017
Resorttrust, Inc.	2,600	48,106
Ringer Hut Co., Ltd.	1,000	19,454
Ryohin Keikaku Co., Ltd.	200	39,285
Sanrio Co., Ltd.	300	5,674
Sanyo Housing Nagoya Co., Ltd.	1,500	14,057
Sega Sammy Holdings, Inc.	600	8,946
Sekisui Chemical Co., Ltd.	7,000	111,870
Sekisui House, Ltd.	7,000	116,762
Sharp Corp. (b)	7,000	16,204
Shimamura Co., Ltd.	100	12,509
Shimano, Inc.	1,100	172,967
Sony Corp.	7,100	199,361
Stanley Electric Co., Ltd.	2,100	57,526
Start Today Co., Ltd.	1,200	20,772
Suminoe Textile Co., Ltd.	6,000	12,963
Sumitomo Electric Industries, Ltd.	4,400	63,622
Sumitomo Forestry Co., Ltd.	5,900	78,306
Suzuki Motor Corp.	3,100	109,345
Syuppin Co., Ltd.	500	6,417
Takata Corp. (a) (b)	1,300	9,552
Toho Co., Ltd.	900	25,503
Toyota Industries Corp.	1,700	81,185
Toyota Motor Corp.	16,900	996,598
Yamada Denki Co., Ltd. (a)	8,700	46,993
Yamaha Corp.	900	27,547
Yamaha Motor Co., Ltd. (a)	1,400	30,896

		4,756,309

LUXEMBOURG — 0.4%
SES SA	2,494	55,044

MACAU — 0.2%
Wynn Macau, Ltd. (a)	13,600	21,646

MALTA — 0.1%
Kindred Group PLC SDR	1,264	11,903

NETHERLANDS — 0.6%
Altice NV Class A (b)	3,214	63,833
Altice NV Class B (b)	437	8,725

		72,558

NEW ZEALAND — 0.1%
SKYCITY Entertainment Group, Ltd.	3,800	10,413

NORWAY — 0.3%
Schibsted ASA Class A	910	20,943
Schibsted ASA Class B	910	19,347

		40,290

SINGAPORE — 0.6%
Genting Singapore PLC	42,000	26,310
Singapore Press Holdings, Ltd. (a)	21,000	51,312

		77,622

SOUTH KOREA — 4.4%
Cheil Worldwide, Inc.	1,045	13,627
Coway Co., Ltd.	339	24,784
Fila Korea, Ltd.	101	5,895
Hankook Tire Co., Ltd.	772	37,072
Hanon Systems	1,296	11,052
Hanssem Co., Ltd.	150	24,714
HLB, Inc. (b)	1,001	10,899
Hotel Shilla Co., Ltd.	250	9,967
Hyundai Department Store Co., Ltd.	148	13,357
Hyundai Engineering Plastics Co., Ltd.	2,026	15,701
Hyundai Mobis Co., Ltd.	414	90,492
Hyundai Motor Co.	927	112,057
Hyundai Motor Co. Preference Shares	162	13,332
Hyundai Wia Corp.	151	9,127
Inscobee, Inc. (b)	3,175	4,482
Kangwon Land, Inc.	623	18,440
Kia Motors Corp.	1,682	54,660
LG Electronics, Inc.	654	27,940
Lotte Shopping Co., Ltd.	103	18,889
Multicampus Co., Ltd.	373	9,867
Seoul Auction Co., Ltd.	1,576	12,722
Seoyon Co., Ltd.	843	7,468
Seoyon E-Hwa Co., Ltd.	453	5,251

		551,795

SPAIN — 2.0%
Industria de Diseno Textil SA	6,791	232,290
Mediaset Espana Comunicacion SA	1,000	11,760
NH Hotel Group SA (b)	3,641	14,766

		258,816

SWEDEN — 2.3%
Betsson AB (b)	1,758	17,010
Electrolux AB Series B	3,386	84,346
Hennes & Mauritz AB Class B	5,855	163,316
Husqvarna AB Class B	2,500	19,497
Nobia AB	586	5,473

		289,642

SWITZERLAND — 2.6%
Cie Financiere Richemont SA	3,207	212,832
Dufry AG (b)	152	18,994
Swatch Group AG	303	94,416

		326,242

UNITED KINGDOM — 13.1%
Barratt Developments PLC	4,775	27,283
Bellway PLC	500	15,297
Berkeley Group Holdings PLC	400	13,879
Burberry Group PLC	3,683	68,127
Carnival PLC	1,853	94,448

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Compass Group PLC	12,377	$229,558
Fiat Chrysler Automobiles NV	6,770	61,874
GKN PLC	12,807	52,491
Informa PLC	8,827	74,168
InterContinental Hotels Group PLC	1,100	49,448
ITV PLC	30,140	76,869
Kingfisher PLC	24,738	107,078
Marks & Spencer Group PLC	13,267	57,377
Next PLC	1,890	116,372
Ocado Group PLC (a) (b)	2,358	7,695
Pearson PLC	7,891	79,808
Persimmon PLC	1,132	24,842
Sky PLC	9,260	113,391
Sports Direct International PLC (a) (b)	1,384	4,764
Taylor Wimpey PLC	15,090	28,622
Thomas Cook Group PLC (b)	6,107	6,580
WH Smith PLC	648	12,475
Whitbread PLC	2,547	118,838
WPP PLC	9,639	216,293

		1,657,577

UNITED STATES — 0.4%
International Game Technology PLC	1,838	46,906

TOTAL COMMON STOCKS (Cost $13,945,166)		12,585,991

WARRANTS — 0.1%
FRANCE — 0.1%
Peugeot SA (expiring 4/29/17) (b) (Cost $7,744)	3,417	11,497

SHORT-TERM INVESTMENTS — 1.5%
UNITED STATES — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	12,864	12,864
State Street Navigator Securities Lending Government Money Market Portfolio (e) (f)	177,983	177,983

		190,847

TOTAL SHORT-TERM INVESTMENTS (Cost $190,847)		190,847

TOTAL INVESTMENTS — 101.2% (Cost $14,143,757)		12,788,335
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(149,188)

NET ASSETS — 100.0%		$12,639,147

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$311,941	$—	$—	$311,941
Belgium	35,613	—	—	35,613
Canada	513,769	—	—	513,769
Denmark	84,148	—	—	84,148
Finland	58,301	—	—	58,301
France	1,357,147	—	—	1,357,147
Germany	1,401,799	—	—	1,401,799
Hong Kong	403,944	—	—	403,944
Ireland	73,433	—	—	73,433
Italy	169,133	—	—	169,133
Japan	4,756,309	—	—	4,756,309
Luxembourg	55,044	—	—	55,044
Macau	21,646	—	—	21,646

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Malta	$11,903	$—	$—	$11,903
Netherlands	72,558	—	—	72,558
New Zealand	10,413	—	—	10,413
Norway	40,290	—	—	40,290
Singapore	77,622	—	—	77,622
South Korea	551,795	—	—	551,795
Spain	258,816	—	—	258,816
Sweden	289,642	—	—	289,642
Switzerland	326,242	—	—	326,242
United Kingdom	1,657,577	—	—	1,657,577
United States	46,906	—	—	46,906
Warrants
France	11,497	—	—	11,497
Short-Term Investments	190,847	—	—	190,847

TOTAL INVESTMENTS	$12,788,335	$—	$—	$12,788,335

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45,577	$45,577	99	45,676	—	$—	$1
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	117,174	104,310	12,864	12,864	27
State Street Navigator Securities Lending Government Money Market Portfolio *	1,095,491	1,095,491	11,134,246	12,051,754	177,983	177,983	781

TOTAL		$1,141,068				$190,847	$809

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 4.4%
Bellamy’s Australia, Ltd. (a) (b)	1,179	$5,703
Blackmores, Ltd. (a)	192	14,370
Coca-Cola Amatil, Ltd.	14,104	103,353
Metcash, Ltd. (c)	21,678	35,789
Select Harvests, Ltd.	1,168	5,616
Treasury Wine Estates, Ltd.	19,486	150,693
Wesfarmers, Ltd.	25,499	778,065
Woolworths, Ltd.	27,613	481,869

		1,575,458

BELGIUM — 5.4%
Anheuser-Busch InBev SA	17,334	1,838,359
Colruyt SA	894	44,323
Ontex Group NV	1,346	40,107

		1,922,789

CANADA — 3.7%
AGT Food & Ingredients, Inc.	610	16,666
Alimentation Couche-Tard, Inc. Class B	8,677	393,912
Clearwater Seafoods, Inc.	711	6,177
Corby Spirit and Wine, Ltd.	1,790	29,779
Cott Corp.	2,646	29,991
Empire Co., Ltd. Class A	2,596	30,431
George Weston, Ltd.	436	36,930
High Liner Foods, Inc.	289	4,299
Jean Coutu Group PJC, Inc. Class A	1,600	24,960
Liquor Stores N.A., Ltd. (a)	1,582	12,422
Loblaw Cos., Ltd.	6,946	366,918
Maple Leaf Foods, Inc.	1,308	27,427
Metro, Inc.	4,028	120,625
North West Co., Inc. (a)	810	16,622
Premium Brands Holdings Corp. (a)	711	36,561
Rogers Sugar, Inc. (a)	3,556	18,058
Saputo, Inc.	3,739	132,463
SunOpta, Inc. (c)	2,924	20,614

		1,324,855

DENMARK — 0.8%
Carlsberg A/S Class B	3,107	268,629
Royal Unibrew A/S	321	12,413
United International Enterprises	55	9,682

		290,724

FAEROE ISLANDS — 0.1%
Bakkafrost P/F	580	23,098

FINLAND — 0.4%
Kesko Oyj Class B	2,682	134,313

FRANCE — 7.7%
Carrefour SA	13,969	337,257
Casino Guichard Perrachon SA (a)	1,507	72,466
Danone SA	13,800	876,244
L’Oreal SA	5,156	942,999
Pernod Ricard SA	4,878	529,685

		2,758,651

GERMANY — 2.8%
Beiersdorf AG	2,789	237,101
Henkel AG & Co. KGaA	172	17,957
Henkel AG & Co. KGaA Preference Shares	5,386	643,360

METRO AG	2,779	92,580
Suedzucker AG	864	20,677

		1,011,675

HONG KONG — 0.4%
Dairy Farm International Holdings, Ltd.	4,000	28,760
Major Holdings, Ltd. (a) (d)	42,000	6,501
Vitasoy International Holdings, Ltd.	54,000	108,513

		143,774

IRELAND — 1.3%
C&C Group PLC	7,425	30,151
Fyffes PLC	7,623	18,171
Glanbia PLC	3,290	54,759
Greencore Group PLC	22,820	69,507
Kerry Group PLC Class A	3,228	231,181
Origin Enterprises PLC	3,449	22,486
Total Produce PLC	19,349	40,102

		466,357

ITALY — 0.1%
Davide Campari-Milano SpA	4,954	48,542

JAPAN — 19.3%
Aeon Co., Ltd.	19,705	279,774
Ain Holdings, Inc.	1,000	66,361
Ajinomoto Co., Inc.	14,328	289,177
Arcs Co., Ltd.	600	13,545
Ariake Japan Co., Ltd.	500	26,836
Asahi Group Holdings, Ltd.	12,182	385,404
Axial Retailing, Inc.	600	20,680
Calbee, Inc.	1,900	59,622
Coca-Cola East Japan Co., Ltd.	1,600	35,338
Coca-Cola West Co., Ltd.	1,700	50,212
Cocokara fine, Inc.	700	25,777
Cosmos Pharmaceutical Corp.	100	18,476
euglena Co., Ltd. (a) (c)	1,800	19,877
Ezaki Glico Co., Ltd.	1,800	84,572
FamilyMart UNY Holdings Co., Ltd.	2,300	153,419
Fuji Oil Holdings, Inc.	1,800	35,434
Fujicco Co., Ltd. (a)	1,800	37,270
Genky Stores, Inc.	100	4,827
Hokuto Corp.	1,700	30,739
Ito En, Ltd.	1,500	49,964
Itoham Yonekyu Holdings, Inc. (c)	2,900	26,903
Japan Tobacco, Inc.	23,178	763,889
Kagome Co., Ltd.	1,400	35,086
Kao Corp.	12,008	570,466
Kenko Mayonnaise Co., Ltd.	1,000	28,293
Kewpie Corp.	3,500	85,253
Key Coffee, Inc.	3,500	65,328
Kikkoman Corp.	4,000	128,263
Kirin Holdings Co., Ltd.	17,675	288,155
Kobayashi Pharmaceutical Co., Ltd.	1,800	77,164
Kobe Bussan Co., Ltd. (a)	200	7,048
Kose Corp.	700	58,276
Kotobuki Spirits Co., Ltd.	1,100	26,360
Kusuri no Aoki Holdings Co., Ltd.	400	17,833
Lawson, Inc. (a)	1,824	128,392
Life Corp.	1,000	28,251
Lion Corp.	7,000	115,231

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Matsumotokiyoshi Holdings Co., Ltd.	1,300	$64,200
Megmilk Snow Brand Co., Ltd.	700	19,325
MEIJI Holdings Co., Ltd.	3,400	267,021
Ministop Co., Ltd.	400	7,003
Morinaga & Co., Ltd.	1,600	66,875
Morinaga Milk Industry Co., Ltd.	3,000	21,657
NH Foods, Ltd.	3,000	81,151
Nichirei Corp.	4,793	99,447
Nippon Suisan Kaisha, Ltd.	4,700	22,647
Nisshin Seifun Group, Inc.	4,900	73,688
Nissin Foods Holdings Co., Ltd.	1,700	89,493
Oenon Holdings, Inc.	35,351	78,501
Pigeon Corp.	2,000	51,254
Pola Orbis Holdings, Inc. (a)	300	24,821
Qol Co., Ltd.	500	6,002
S Foods, Inc.	300	7,806
San-A Co., Ltd.	300	14,558
Sapporo Holdings, Ltd.	600	15,484
Seven & i Holdings Co., Ltd.	17,775	678,631
Shiseido Co., Ltd.	9,493	240,794
Sugi Holdings Co., Ltd.	200	9,534
Sundrug Co., Ltd.	500	34,681
Suntory Beverage & Food, Ltd.	2,400	99,901
Takara Holdings, Inc.	1,600	14,761
Toyo Suisan Kaisha, Ltd.	1,600	58,096
Tsuruha Holdings, Inc.	700	66,618
Unicharm Corp.	10,500	230,237
Valor Holdings Co., Ltd.	1,000	26,150
Warabeya Nichiyo Holdings Co., Ltd.	300	6,351
Welcia Holdings Co., Ltd.	500	30,608
Yakult Honsha Co., Ltd.	3,280	152,421
Yamazaki Baking Co., Ltd.	4,900	94,862
Yaoko Co., Ltd.	400	15,947

		6,908,020

NETHERLANDS — 3.1%
Heineken Holding NV	735	51,274
Heineken NV	5,312	399,258
Koninklijke Ahold Delhaize NV	31,274	660,715

		1,111,247

NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (c)	14,990	22,264
Scales Corp., Ltd.	6,653	16,005

		38,269

NORWAY — 1.1%
Grieg Seafood ASA	2,220	21,071
Leroy Seafood Group ASA	245	13,694
Marine Harvest ASA (c)	10,766	194,740
Norway Royal Salmon ASA	873	20,994
Orkla ASA	15,264	138,672
Salmar ASA	676	20,270

		409,441

PORTUGAL — 0.2%
Jeronimo Martins SGPS SA	3,103	48,243
Sonae SGPS SA	9,774	9,010

		57,253

SINGAPORE — 0.7%
Delfi, Ltd.	4,700	7,222
Golden Agri-Resources, Ltd.	198,275	59,015
Wilmar International, Ltd.	72,000	178,916

		245,153

SOUTH KOREA — 3.4%
Able C&C Co., Ltd.	316	5,416
Amorepacific Corp.	650	173,021
AMOREPACIFIC Group	505	55,609
BGF retail Co., Ltd.	566	38,333
Binggrae Co., Ltd.	173	9,139
CJ CheilJedang Corp.	132	39,071
CJ Freshway Corp.	118	3,810
Cosmax, Inc.	114	11,279
Crown Confectionery Co., Ltd.	490	11,400
Dae Han Flour Mills Co., Ltd.	164	24,441
Daesang Corp.	800	17,486
Dongsuh Cos., Inc.	1,520	34,671
Dongwon Industries Co., Ltd.	68	20,465
E-MART, Inc.	358	54,243
GS Retail Co., Ltd.	495	19,508
Harim Co., Ltd.	2,580	10,499
Hite Jinro Co., Ltd.	718	12,543
Hyundai Greenfood Co., Ltd.	785	10,009
Jinro Distillers Co., Ltd.	835	21,708
Korea Kolmar Co., Ltd.	232	12,639
Korea Kolmar Holdings Co., Ltd.	105	2,930
KT&G Corp.	2,540	212,403
Leaders Cosmetics Co., Ltd. (c)	229	4,171
LG Household & Health Care, Ltd.	199	141,201
LG Household & Health Care, Ltd. Preference Shares	19	8,857
Lotte Chilsung Beverage Co., Ltd.	5	6,044
Lotte Confectionery Co., Ltd.	180	26,602
Lotte Food Co., Ltd.	46	24,718
Maeil Dairy Industry Co., Ltd.	650	21,608
Muhak Co., Ltd.	225	4,257
Namyang Dairy Products Co., Ltd.	19	11,547
Nong Woo Bio Co., Ltd. (c)	860	11,357
NongShim Co., Ltd.	68	18,720
Orion Corp.	71	38,504
Ottogi Corp.	71	38,915
Pulmuone Co., Ltd.	26	3,025
Sajo Industries Co., Ltd. (c)	231	12,221
Samyang Holdings Corp.	140	13,852
SPC Samlip Co., Ltd.	29	4,070
Sunjin Co., Ltd.	344	7,946

		1,198,238

SPAIN — 0.6%
Distribuidora Internacional de Alimentacion SA	11,202	55,119
Ebro Foods SA	6,204	130,252
Viscofan SA (a)	678	33,503

		218,874

SWEDEN — 1.7%
ICA Gruppen AB	1,062	32,487
Svenska Cellulosa AB SCA Class A	2,453	69,205

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Svenska Cellulosa AB SCA Class B	10,902	$308,774
Swedish Match AB	5,707	182,054

		592,520

SWITZERLAND — 15.0%
Aryzta AG (c)	1,874	82,697
Barry Callebaut AG (c)	22	26,971
Chocoladefabriken Lindt & Spruengli AG	65	337,359
Coca-Cola HBC AG (c)	3,514	76,854
Nestle SA	66,991	4,814,968
Oriflame Holding AG (c)	1,070	32,402

		5,371,251

UNITED KINGDOM — 27.2%
Associated British Foods PLC	7,473	253,474
Booker Group PLC	31,994	69,381
British American Tobacco PLC	38,965	2,225,117
Britvic PLC	5,851	40,993
Coca-Cola European Partners PLC	4,379	137,501
Cranswick PLC	1,067	30,891
Diageo PLC	53,289	1,389,362
Greggs PLC	2,224	26,656
Imperial Brands PLC	20,521	898,263
J Sainsbury PLC	35,284	108,691
Reckitt Benckiser Group PLC	14,225	1,210,360
Tate & Lyle PLC	13,628	119,139
Tesco PLC (c)	172,685	441,373
Unilever NV	36,089	1,488,907
Unilever PLC	27,291	1,110,301
Wm Morrison Supermarkets PLC	59,827	170,545

		9,720,954

TOTAL COMMON STOCKS (Cost $38,857,104)		35,571,456

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f)	12,430	12,430
State Street Navigator Securities Lending Government Money Market Portfolio (f) (g)	238,881	238,881

TOTAL SHORT-TERM INVESTMENTS (Cost $251,311)		251,311

TOTAL INVESTMENTS — 100.2% (Cost $39,108,415)		35,822,767
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(65,918)

NET ASSETS — 100.0%		$35,756,849

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $5,703 representing 0.0% of net assets.
(c)	Non-income producing security.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of December 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,569,755	$5,703	$—	$1,575,458
Belgium	1,922,789	—	—	1,922,789
Canada	1,324,855	—	—	1,324,855
Denmark	290,724	—	—	290,724
Faeroe Islands	23,098	—	—	23,098
Finland	134,313	—	—	134,313
France	2,758,651	—	—	2,758,651
Germany	1,011,675	—	—	1,011,675
Hong Kong	143,774	—	—	143,774
Ireland	466,357	—	—	466,357
Italy	48,542	—	—	48,542
Japan	6,908,020	—	—	6,908,020
Netherlands	1,111,247	—	—	1,111,247

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
New Zealand	$38,269	$—	$—	$38,269
Norway	409,441	—	—	409,441
Portugal	57,253	—	—	57,253
Singapore	245,153	—	—	245,153
South Korea	1,198,238	—	—	1,198,238
Spain	218,874	—	—	218,874
Sweden	592,520	—	—	592,520
Switzerland	5,371,251	—	—	5,371,251
United Kingdom	9,720,954	—	—	9,720,954
Short-Term Investments	251,311	—	—	251,311

TOTAL INVESTMENTS	$35,817,064	$5,703	$—	$35,822,767

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,118	$27,118	21	27,139	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	357,715	345,285	12,430	12,430	41
State Street Navigator Securities Lending Government Money Market Portfolio *	1,530,426	1,530,426	20,231,933	21,523,478	238,881	238,881	2,018

TOTAL		$1,557,544				$251,311	$2,059

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 4.6%
Beach Energy, Ltd.	59,064	$36,353
Caltex Australia, Ltd.	10,809	238,404
Karoon Gas Australia, Ltd.	10,066	13,083
Liquefied Natural Gas, Ltd. (a)	23,874	11,669
Oil Search, Ltd.	47,634	247,306
Origin Energy, Ltd.	69,149	329,967
Paladin Energy, Ltd. (a)	86,052	5,359
Santos, Ltd.	68,447	199,241
Washington H Soul Pattinson & Co., Ltd.	5,494	60,190
Whitehaven Coal, Ltd.	26,965	50,961
Woodside Petroleum, Ltd.	28,408	640,968
WorleyParsons, Ltd.	8,802	61,951

		1,895,452

AUSTRIA — 0.5%
OMV AG	5,309	187,925
Schoeller-Bleckmann Oilfield Equipment AG	404	32,611

		220,536

BELGIUM — 0.1%
Euronav NV	4,034	32,247

CANADA — 31.1%
Advantage Oil & Gas, Ltd. (b)	6,736	45,809
Africa Oil Corp. (a) (b)	15,404	30,554
AltaGas, Ltd. (a)	6,111	154,478
ARC Resources, Ltd.	13,836	238,432
Athabasca Oil Corp. (b)	23,443	35,836
Baytex Energy Corp. (a) (b)	12,477	61,034
Birchcliff Energy, Ltd. (b)	8,126	56,777
Bonavista Energy Corp.	13,700	49,138
Bonterra Energy Corp. (a)	1,320	28,633
Cameco Corp. (a)	15,237	159,522
Canacol Energy, Ltd. (b)	5,819	19,873
Canadian Energy Services & Technology Corp.	10,003	57,137
Canadian Natural Resources, Ltd.	42,736	1,363,613
Cardinal Energy, Ltd.	2,930	23,138
Cenovus Energy, Inc.	32,530	492,419
Crescent Point Energy Corp. (a)	21,061	286,614
Crew Energy, Inc. (b)	5,392	30,196
Enbridge Income Fund Holdings, Inc. (a)	3,708	96,139
Enbridge, Inc. (a)	36,557	1,540,189
Encana Corp.	38,015	446,752
Enerflex, Ltd.	3,028	38,498
Enerplus Corp. (a)	12,951	123,035
Ensign Energy Services, Inc.	5,314	37,169
Freehold Royalties, Ltd.	3,388	35,799
Gibson Energy, Inc. (a)	5,058	71,586
Gran Tierra Energy, Inc. (b)	15,885	48,091
Husky Energy, Inc. (b)	11,371	138,126
Imperial Oil, Ltd. (a)	10,491	365,411
Inter Pipeline, Ltd.	13,963	308,611
Kelt Exploration, Ltd. (b)	5,476	27,644
Keyera Corp. (a)	7,281	219,671
Lightstream Resources, Ltd. (b) (c)	6,978	—
MEG Energy Corp. (a) (b)	9,932	68,359
Mullen Group, Ltd	3,990	59,000
NexGen Energy, Ltd. (b)	11,983	20,820

NuVista Energy, Ltd. (b)	5,910	30,585
Painted Pony Petroleum, Ltd. (b)	3,329	22,888
Paramount Resources, Ltd. Class A (b)	2,063	27,798
Parex Resources, Inc. (b)	5,615	70,761
Parkland Fuel Corp	3,806	79,835
Pason Systems, Inc	2,646	38,751
Pembina Pipeline Corp. (a)	15,277	478,001
Pengrowth Energy Corp	20,697	29,786
Penn West Petroleum, Ltd. (b) (d)	20,500	36,229
Penn West Petroleum, Ltd. (b) (d)	21,858	38,689
Peyto Exploration & Development Corp. (a)	6,406	158,639
PrairieSky Royalty, Ltd. (a)	7,893	187,989
Precision Drilling Corp	17,405	95,004
Raging River Exploration, Inc. (b)	11,216	88,320
Secure Energy Services, Inc	8,479	74,038
Seven Generations Energy, Ltd. Class A (b)	9,342	218,111
ShawCor, Ltd	2,458	65,691
Spartan Energy Corp. (b)	11,847	29,418
Suncor Energy, Inc	59,320	1,941,872
Sunshine Oilsands, Ltd. (b)	90,000	3,831
Surge Energy, Inc	9,613	23,727
TORC Oil & Gas, Ltd	4,807	29,644
Tourmaline Oil Corp. (b)	9,577	256,448
TransCanada Corp. (a)	33,618	1,517,642
Trican Well Service, Ltd. (b)	11,337	38,888
Trilogy Energy Corp. (b)	1,975	11,119
Trinidad Drilling, Ltd	9,400	23,411
Veresen, Inc. (a)	12,570	122,883
Vermilion Energy, Inc. (a)	4,628	194,948
Whitecap Resources, Inc. (a)	13,891	125,957

		12,839,006

COLOMBIA — 0.2%
Pacific Exploration and Production Corp. (b)	2,000	87,588

FINLAND — 0.5%
Neste Oyj	4,932	189,874

FRANCE — 12.4%
Bourbon Corp. (a)	1,237	15,983
CGG SA (a) (b)	1,298	18,770
Etablissements Maurel et Prom (b)	5,012	22,308
Gaztransport Et Technigaz SA	701	30,385
Technip SA	4,596	328,718
TOTAL SA	90,065	4,628,208
Vallourec SA (a) (b)	13,899	96,023

		5,140,395

HONG KONG — 0.1%
Brightoil Petroleum Holdings, Ltd	90,000	25,538
Sino Oil And Gas Holdings, Ltd. (a) (b)	655,000	16,221
Yanchang Petroleum International, Ltd. (b)	390,000	11,217

		52,976

ISRAEL — 0.2%
Delek Group, Ltd.	177	37,855
Oil Refineries, Ltd. (b)	90,726	31,942
Paz Oil Co., Ltd.	223	32,737

		102,534

See accompanying Notes to Schedule of Investments

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

ITALY — 5.5%
Eni SpA	103,997	$1,696,917
Saipem SpA (b)	256,836	144,930
Saras SpA	14,979	27,175
Snam SpA	93,684	386,755

		2,255,777

JAPAN — 3.2%
Cosmo Energy Holdings Co., Ltd.	3,300	46,486
Idemitsu Kosan Co., Ltd.	4,600	122,459
Inpex Corp.	43,400	435,730
Itochu Enex Co., Ltd. (a)	1,300	10,243
Japan Petroleum Exploration Co., Ltd.	900	20,055
JX Holdings, Inc.	100,097	424,555
Modec, Inc.	500	8,008
Nippon Gas Co., Ltd.	1,100	31,689
San-Ai Oil Co., Ltd.	1,000	7,176
Shinko Plantech Co., Ltd.	1,000	7,279
Showa Shell Sekiyu KK	8,500	79,217
TonenGeneral Sekiyu KK	11,000	116,192
Toyo Kanetsu KK	3,000	8,102

		1,317,191

LUXEMBOURG — 0.8%
Tenaris SA	18,739	335,411

NETHERLANDS — 20.5%
Fugro NV (b)	2,423	37,172
Koninklijke Vopak NV	2,685	127,086
Royal Dutch Shell PLC Class A	155,660	4,313,251
Royal Dutch Shell PLC Class B	133,417	3,880,726
SBM Offshore NV	8,213	129,204

		8,487,439

NEW ZEALAND — 0.2%
Z Energy, Ltd.	15,671	79,333

NORWAY — 2.7%
Akastor ASA (a) (b)	14,526	27,339
Aker BP ASA	3,744	67,201
Aker Solutions ASA (b)	5,097	24,497
BW LPG, Ltd. (e)	3,287	13,873
DNO ASA (a) (b)	26,687	26,291
Frontline, Ltd. (a)	2,664	19,188
Kvaerner ASA (b)	24,365	34,250
Petroleum Geo-Services ASA (b)	13,265	44,999
Statoil ASA	40,407	743,575
TGS Nopec Geophysical Co. ASA	4,340	96,655

		1,097,868

PORTUGAL — 0.6%
Galp Energia SGPS SA	16,686	249,738

SINGAPORE — 0.0% (f)
Ezion Holdings, Ltd. (a) (b)	61,633	16,425

SOUTH KOREA — 1.3%
GS Holdings Corp.	2,015	90,256
Hankook Shell Oil Co., Ltd.	90	33,010
S-Oil Corp.	1,591	111,573
SK Innovation Co., Ltd.	2,339	283,709

		518,548

SPAIN — 1.6%
Repsol SA	42,816	606,050
Tecnicas Reunidas SA	1,274	52,359

		658,409

SWEDEN — 0.4%
Lundin Petroleum AB (b)	7,896	172,181

UNITED KINGDOM — 12.6%
Afren PLC (a) (b) (c)	26,211	—
Amec Foster Wheeler PLC	17,304	100,494
BP PLC	672,710	4,235,967
Cairn Energy PLC (b)	22,050	64,274
Genel Energy PLC (a) (b)	6,281	6,364
Hunting PLC.	4,612	35,760
James Fisher & Sons PLC	2,494	48,075
John Wood Group PLC	14,575	157,764
Ophir Energy PLC (b)	17,651	21,047
Petrofac, Ltd.	10,514	112,897
Premier Oil PLC (b)	24,575	22,471
Seadrill, Ltd. (a) (b)	14,537	50,361
Soco International PLC	15,363	30,278
Stobart Group, Ltd.	11,518	25,369
Subsea 7 SA (b)	9,836	124,897
Tullow Oil PLC (a) (b)	43,560	168,310

		5,204,328

UNITED STATES — 0.4%
DHT Holdings, Inc. (a)	3,524	14,589
Golar LNG, Ltd.	3,201	73,431
Nordic American Tankers, Ltd. (a)	3,526	29,619
Ship Finance International, Ltd. (a)	2,333	34,645

		152,284

TOTAL COMMON STOCKS (Cost $44,872,453)		41,105,540

WARRANTS — 0.0% (f)
SINGAPORE — 0.0% (f)
Ezion Holdings, Ltd. (expiring 4/24/20) (b) (Cost $0)	6,896	396

RIGHTS — 0.1%
NORWAY — 0.0% (f)
Petroleum Geo-Services ASA (expiring 1/5/17) (b) (g)	1,487	1,158

SPAIN — 0.1%
Repsol SA (expiring 1/6/17) (b)	42,816	15,896

TOTAL RIGHTS (Cost $14,930)		17,054

See accompanying Notes to Schedule of Investments

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 5.6%
UNITED STATES — 5.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (h) (i)	51,722	$51,722
State Street Navigator Securities Lending Government Money Market Portfolio (i) (j)	2,270,734	2,270,734

		2,322,456

TOTAL SHORT-TERM INVESTMENTS (Cost $2,322,456)		2,322,456

TOTAL INVESTMENTS — 105.2%
(Cost $47,209,839)		43,445,446
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(2,131,770)

NET ASSETS — 100.0%		$41,313,676

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of December 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $1,158 representing 0.0% of net assets.
(h)	The rate shown is the annualized seven-day yield at December 31, 2016.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,895,452	$—	$—		$1,895,452
Austria	220,536	—	—		220,536
Belgium	32,247	—	—		32,247
Canada	12,839,006	—	0	(a)	12,839,006
Colombia	87,588	—	—		87,588
Finland	189,874	—	—		189,874
France	5,140,395	—	—		5,140,395
Hong Kong	52,976	—	—		52,976
Israel	102,534	—	—		102,534
Italy	2,255,777	—	—		2,255,777
Japan	1,317,191	—	—		1,317,191
Luxembourg	335,411	—	—		335,411
Netherlands	8,487,439	—	—		8,487,439
New Zealand	79,333	—	—		79,333
Norway	1,097,868	—	—		1,097,868
Portugal	249,738	—	—		249,738
Singapore	16,425	—	—		16,425
South Korea	518,548	—	—		518,548
Spain	658,409	—	—		658,409
Sweden	172,181	—	—		172,181
United Kingdom	5,204,328	—	0	(a)	5,204,328
United States	152,284	—	—		152,284

See accompanying Notes to Schedule of Investments

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Warrants
Singapore	$396	$—	$—	$396
Rights
Norway	—	1,158	—	1,158
Spain	15,896	—	—	15,896
Short-Term Investments	2,322,456	—	—	2,322,456

TOTAL INVESTMENTS	$43,444,288	$1,158	$0	$43,445,446

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2016.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	32,462	$32,462	13,400	45,862	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,219,606	1,167,884	51,722	51,722	69
State Street Navigator Securities Lending Government Money Market Portfolio *	2,840,776	2,840,776	39,038,775	39,608,817	2,270,734	2,270,734	11,638

TOTAL		$2,873,238				$2,322,456	$11,707

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 11.4%
AMP, Ltd.	5,238	$19,116
ASX, Ltd.	518	18,657
Australia & New Zealand Banking Group, Ltd.	4,669	102,845
Bank of Queensland, Ltd.	996	8,561
Bendigo & Adelaide Bank, Ltd.	1,044	9,608
Challenger, Ltd.	1,277	10,393
Commonwealth Bank of Australia	2,721	162,370
Insurance Australia Group, Ltd.	3,567	15,471
IOOF Holdings, Ltd. (a)	837	5,582
Macquarie Group, Ltd.	555	35,011
Medibank Pvt, Ltd.	5,173	10,563
National Australia Bank, Ltd.	4,245	94,274
QBE Insurance Group, Ltd.	2,260	20,325
Suncorp Group, Ltd.	1,961	19,198
Westpac Banking Corp.	5,332	125,865

		657,839

AUSTRIA — 0.4%
Erste Group Bank AG (b)	712	20,896

BELGIUM — 1.3%
Ackermans & van Haaren NV	52	7,245
Ageas	530	21,024
Groupe Bruxelles Lambert SA	162	13,622
KBC Group NV	563	34,935

		76,826

CANADA — 14.7%
Bank of Montreal (a)	1,107	79,716
Bank of Nova Scotia	1,954	108,930
Brookfield Asset Management, Inc. Class A	1,452	47,965
Canadian Imperial Bank of Commerce (a)	661	54,002
CI Financial Corp. (a)	504	10,850
ECN Capital Corp. (a)	1,018	2,505
Element Fleet Management Corp. (a)	870	8,083
Fairfax Financial Holdings, Ltd.	4	1,934
Great-West Lifeco, Inc. (a)	752	19,722
Industrial Alliance Insurance & Financial Services, Inc.	256	10,192
Intact Financial Corp.	367	26,299
Manulife Financial Corp.	3,212	57,268
National Bank of Canada	634	25,780
Onex Corp.	171	11,652
Power Corp. of Canada	585	13,109
Power Financial Corp. (a)	789	19,745
Royal Bank of Canada	2,386	161,676
Sun Life Financial, Inc.	993	38,171
Toronto-Dominion Bank	2,959	146,113

		843,712

DENMARK — 0.9%
Danske Bank A/S	1,274	38,710
Jyske Bank A/S	178	8,502
Sydbank A/S	118	3,669

		50,881

FINLAND — 0.6%
Sampo Oyj Class A	737	33,107

FRANCE — 5.7%
ABC arbitrage	2,103	15,948
AXA SA	3,108	78,627
BNP Paribas SA	1,809	115,532
CNP Assurances	214	3,973
Credit Agricole SA	1,694	21,048
Natixis SA	1,805	10,204
SCOR SE	353	12,224
Societe Generale SA	1,231	60,694
Wendel SA	94	11,342

		329,592

GERMANY — 4.6%
Allianz SE	741	122,706
Commerzbank AG	1,876	14,338
Deutsche Bank AG (b)	2,268	41,265
Deutsche Boerse AG (b)	282	23,063
Hannover Rueck SE	101	10,951
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen	248	46,993
Sixt Leasing AG	268	5,060

		264,376

HONG KONG — 4.0%
AIA Group, Ltd.	19,623	110,730
Bank of East Asia, Ltd.	1,959	7,504
BOC Hong Kong Holdings, Ltd.	7,449	26,661
Goldin Financial Holdings, Ltd. (b)	4,000	1,542
Haitong International Securities Group, Ltd. (a)	8,000	4,592
Hang Seng Bank, Ltd.	1,489	27,713
Hong Kong Exchanges & Clearing, Ltd.	2,069	48,889
Kingston Financial Group, Ltd.	10,000	4,321

		231,952

IRELAND — 0.2%
Bank of Ireland (b)	41,898	10,341

ISRAEL — 0.6%
Bank Hapoalim BM	2,105	12,531
Bank Leumi Le-Israel BM (b)	4,853	19,999

		32,530

ITALY — 2.7%
Assicurazioni Generali SpA	2,363	35,192
Azimut Holding SpA (a)	296	4,952
Banca Monte dei Paschi di Siena SpA (a) (b) (c)	37	588
Banca Popolare dell’Etruria e del Lazio SC (b) (d)	1,627	—
Banco Popolare SC	1,608	3,887
Intesa Sanpaolo SpA (e)	3,381	7,967
Intesa Sanpaolo SpA (e)	22,958	58,745
Mediobanca SpA	1,150	9,407
Poste Italiane SpA (f)	973	6,471
UniCredit SpA (a)	8,848	25,515
Unione di Banche Italiane SpA (a)	1,956	5,389

		158,113

See accompanying Notes to Schedule of Investments

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

JAPAN — 14.4%
Aozora Bank, Ltd.	3,000	$10,623
Bank of Kyoto, Ltd.	3,000	22,326
Bank of the Ryukyus, Ltd.	1,300	17,098
Chiba Bank, Ltd.	3,000	18,442
Concordia Financial Group, Ltd.	3,900	18,812
Dai-ichi Life Holdings, Inc.	2,083	34,754
Daiwa Securities Group, Inc.	2,878	17,774
Fukuoka Financial Group, Inc.	3,000	13,349
Japan Exchange Group, Inc.	1,500	21,477
Japan Post Bank Co., Ltd.	900	10,826
Japan Post Holdings Co., Ltd.	900	11,258
Kyushu Financial Group, Inc.	1,200	8,159
Mebuki Financial Group, Inc.	2,300	8,539
Mitsubishi UFJ Financial Group, Inc.	23,144	142,910
Mizuho Financial Group, Inc.	42,028	75,599
MS&AD Insurance Group Holdings, Inc.	874	27,156
Nomura Holdings, Inc.	7,307	43,171
ORIX Corp.	2,572	40,222
Resona Holdings, Inc.	3,127	16,073
Shinsei Bank, Ltd.	5,000	8,402
Shizuoka Bank, Ltd.	1,989	16,746
Sompo Holdings, Inc.	889	30,183
Sumitomo Mitsui Financial Group, Inc.	2,346	89,709
Sumitomo Mitsui Trust Holdings, Inc.	882	31,632
Suruga Bank, Ltd.	500	11,184
T&D Holdings, Inc.	1,877	24,872
Tokio Marine Holdings, Inc.	1,361	55,964

		827,260

NETHERLANDS — 2.9%
ABN AMRO Group NV (f)	460	10,213
Aegon NV	2,428	13,389
ASR Nederland NV (b)	325	7,747
Delta Lloyd NV	588	3,298
Euronext NV (f)	166	6,864
EXOR NV	440	19,018
Flow Traders (f)	110	3,798
ING Groep NV	6,230	87,855
NN Group NV	484	16,436

		168,618

NORWAY — 0.5%
DNB ASA	1,395	20,809
Gjensidige Forsikring ASA	597	9,502

		30,311

PORTUGAL — 0.1%
Banco BPI SA (b)	6,050	7,217
Banco Comercial Portugues SA Class R (a) (b)	735	831

		8,048

SINGAPORE — 2.0%
DBS Group Holdings, Ltd.	3,290	39,488
Oversea-Chinese Banking Corp., Ltd.	6,178	38,145
Singapore Exchange, Ltd.	1,400	6,939
United Overseas Bank, Ltd.	2,126	30,020

		114,592

SOUTH AFRICA — 0.2%
Investec PLC	1,348	8,928

SOUTH KOREA — 2.4%
DGB Financial Group, Inc.	828	6,698
Dongbu Insurance Co., Ltd.	137	7,089
Hana Financial Group, Inc.	590	15,265
Hanwha General Insurance Co., Ltd.	2,151	12,876
KB Financial Group, Inc.	445	15,769
KB Financial Group, Inc. ADR (b)	316	11,152
Samsung Fire & Marine Insurance Co., Ltd.	62	13,783
Samsung Life Insurance Co., Ltd.	166	15,462
Shinhan Financial Group Co., Ltd.	546	20,456
Shinhan Financial Group Co., Ltd. ADR (b)	245	9,222
Woori Bank	1,089	11,496

		139,268

SPAIN — 4.7%
Banco Bilbao Vizcaya Argentaria SA	10,648	72,035
Banco de Sabadell SA	9,527	13,294
Banco Popular Espanol SA (a)	5,801	5,617
Banco Santander SA	23,146	121,065
Bankia SA	10,991	11,257
Bankinter SA	1,612	12,514
Bolsas y Mercados Espanoles SHMSF SA	350	10,335
CaixaBank SA	5,680	18,812
Mapfre SA	1,335	4,083

		269,012

SWEDEN — 4.2%
Industrivarden AB Class A	685	13,587
Industrivarden AB Class C	221	4,131
Investor AB Class A	200	7,415
Investor AB Class B	919	34,445
Kinnevik AB Class B	540	12,976
L E Lundbergforetagen AB Class B	120	7,377
Nordea Bank AB	5,040	56,200
Skandinaviska Enskilda Banken AB Class A	2,815	29,608
Svenska Handelsbanken AB Class A	2,550	35,536
Swedbank AB Class A	1,669	40,473

		241,748

SWITZERLAND — 6.0%
Baloise Holding AG	123	15,527
Credit Suisse Group AG (b)	3,266	46,949
GAM Holding AG (b)	666	7,732
Helvetia Holding AG	8	4,318
Julius Baer Group, Ltd. (b)	543	24,165
Partners Group Holding AG (a)	32	15,026
Swiss Life Holding AG (b)	52	14,745
Swiss Re AG	527	50,037
UBS Group AG	6,205	97,378
Zurich Insurance Group AG (b)	241	66,489

		342,366

UNITED KINGDOM — 14.8%
3i Group PLC	3,587	31,203
Aberdeen Asset Management PLC	1,722	5,475
Admiral Group PLC	415	9,369
Ashmore Group PLC	872	3,046
Aviva PLC	6,750	40,569
Barclays PLC	25,182	69,529
Beazley PLC	705	3,376
Close Brothers Group PLC	321	5,732

See accompanying Notes to Schedule of Investments

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

CYBG PLC (a) (b)	1,377	$4,806
Direct Line Insurance Group PLC	2,251	10,275
Hargreaves Lansdown PLC	429	6,430
Henderson Group PLC	3,159	9,197
Hiscox, Ltd.	544	6,836
HSBC Holdings PLC	32,647	264,995
IG Group Holdings PLC	697	4,255
Jupiter Fund Management PLC	1,050	5,755
Legal & General Group PLC	8,997	27,526
Lloyds Banking Group PLC	101,790	78,623
London Stock Exchange Group PLC	695	25,025
Man Group PLC	4,999	7,307
Metro Bank PLC (b)	128	4,626
NEX Group PLC	569	3,263
Old Mutual PLC	8,001	20,495
Phoenix Group Holdings	530	4,814
Provident Financial PLC	223	7,850
Prudential PLC	4,019	80,823
Royal Bank of Scotland Group PLC (b)	5,397	14,978
RSA Insurance Group PLC	2,250	16,292
Schroders PLC	153	5,668
Schroders PLC NVDR	344	9,513
St James’s Place PLC	897	11,239
Standard Chartered PLC (b)	4,462	36,587
Standard Life PLC	3,292	15,132
TP ICAP PLC	464	2,484

		853,093

UNITED STATES — 0.4%
Thomson Reuters Corp. (a)	513	22,478

TOTAL COMMON STOCKS (Cost $7,249,216)		5,735,887

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (g) (h)	2,866	2,866

State Street Navigator Securities Lending Government Money Market Portfolio (h) (i)	61,090	61,090

TOTAL SHORT-TERM INVESTMENTS (Cost $63,956)		63,956

TOTAL INVESTMENTS — 100.8%
(Cost $7,313,172)		5,799,843
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(44,120)

NET ASSETS — 100.0%		$5,755,723

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $588 representing 0.0% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The rate shown is the annualized seven-day yield at December 31, 2016.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$657,839	$—	$—	$657,839
Austria	20,896	—	—	20,896
Belgium	76,826	—	—	76,826
Canada	843,712	—	—	843,712
Denmark	50,881	—	—	50,881
Finland	33,107	—	—	33,107
France	329,592	—	—	329,592

See accompanying Notes to Schedule of Investments

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Germany	$264,376	$—	$—		$264,376
Hong Kong	231,952	—	—		231,952
Ireland	10,341	—	—		10,341
Israel	32,530	—	—		32,530
Italy	157,525	588	0	(a)	158,113
Japan	827,260	—	—		827,260
Netherlands	168,618	—	—		168,618
Norway	30,311	—	—		30,311
Portugal	8,048	—	—		8,048
Singapore	114,592	—	—		114,592
South Africa	8,928	—	—		8,928
South Korea	139,268	—	—		139,268
Spain	269,012	—	—		269,012
Sweden	241,748	—	—		241,748
Switzerland	342,366	—	—		342,366
United Kingdom	853,093	—	—		853,093
United States	22,478	—	—		22,478
Short-Term Investments	63,956	—	—		63,956

TOTAL INVESTMENTS	$5,799,255	$588	$0		$5,799,843

(a)	Fund held Level 3 security that was valued at $0 at December 31, 2016.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	21,918	$21,918	—	21,918	—	$—	$1
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	135,722	132,856	2,866	2,866	14
State Street Navigator Securities Lending Government Money Market Portfolio *	268,820	268,820	6,731,542	6,939,272	61,090	61,090	415

TOTAL		$290,738				$63,956	$430

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 4.1%
Ansell, Ltd.	5,889	$105,369
Cochlear, Ltd.	1,989	176,501
CSL, Ltd.	13,801	1,003,427
Healthscope, Ltd.	56,746	94,095
Primary Health Care, Ltd.	21,323	62,995
Ramsay Health Care, Ltd.	5,149	254,649
Sirtex Medical, Ltd.	2,317	23,774
Sonic Healthcare, Ltd.	15,927	246,801

		1,967,611

BELGIUM — 0.8%
Galapagos NV (a)	1,565	100,592
UCB SA	4,431	284,669

		385,261

CANADA — 0.2%
Canopy Growth Corp. (a)	4,354	29,675
Novadaq Technologies, Inc. (a)	4,183	29,657
ProMetic Life Sciences, Inc. (a) (b)	29,444	48,962

		108,294

DENMARK — 6.1%
Bavarian Nordic A/S (a) (b)	1,312	46,342
Coloplast A/S Class B	3,578	241,746
Genmab A/S (a)	1,793	298,344
GN Store Nord A/S	6,856	142,283
H Lundbeck A/S (a)	2,275	92,716
Novo Nordisk A/S Class B	55,369	2,000,480
William Demant Holding A/S (a)	6,348	110,579

		2,932,490

FINLAND — 0.5%
Orion Oyj Class B	4,996	222,848

FRANCE — 8.8%
BioMerieux	678	101,475
Cellectis SA (a) (b)	1,310	22,398
DBV Technologies SA (a) (b)	793	55,496
Essilor International SA	6,652	753,189
Ipsen SA	1,766	127,967
Korian SA	3,544	104,067
Orpea	1,751	141,765
Sanofi	35,075	2,844,943
Virbac SA (a)	237	41,796

		4,193,096

GERMANY — 10.4%
Bayer AG	24,766	2,589,468
Fresenius Medical Care AG & Co. KGaA	6,670	565,980
Fresenius SE & Co. KGaA	12,534	981,735
Gerresheimer AG	1,126	83,872
Merck KGaA	4,257	445,190
MorphoSys AG (a) (b)	1,292	66,433
RHOEN-KLINIKUM AG	2,089	56,539
Sartorius AG Preference Shares	934	69,452
STADA Arzneimittel AG	2,595	134,623

		4,993,292

HONG KONG — 0.2%
CK Life Sciences Int’l Holdings, Inc.	410,000	36,488
Lee’s Pharmaceutical Holdings, Ltd.	37,955	30,743
Town Health International Medical Group, Ltd. (b) (c)	276,079	44,511

		111,742

IRELAND — 0.2%
UDG Healthcare PLC	5,848	48,306
UDG Healthcare PLC (a) (c)	6,214	51,330

		99,636

ISRAEL — 2.3%
Teva Pharmaceutical Industries, Ltd.	31,063	1,116,239

ITALY — 0.2%
Recordati SpA	3,665	104,064

JAPAN — 17.9%
Alfresa Holdings Corp.	7,600	126,020
Asahi Intecc Co., Ltd.	1,900	77,134
Astellas Pharma, Inc.	64,900	903,375
Chugai Pharmaceutical Co., Ltd.	6,925	199,197
Daiichi Sankyo Co., Ltd.	20,800	426,486
Eisai Co., Ltd.	9,200	529,117
Hisamitsu Pharmaceutical Co., Inc.	3,000	150,469
Hoya Corp.	12,400	522,111
Kaken Pharmaceutical Co., Ltd.	1,400	74,420
Kissei Pharmaceutical Co., Ltd.	2,300	57,443
KYORIN Holdings, Inc.	3,200	68,782
Kyowa Hakko Kirin Co., Ltd.	9,022	125,002
M3, Inc.	6,000	151,498
Medipal Holdings Corp.	7,500	118,511
Miraca Holdings, Inc.	2,100	94,526
Mitsubishi Tanabe Pharma Corp.	8,700	171,039
Nakanishi, Inc.	1,000	38,753
Nihon Kohden Corp.	3,300	73,195
Nippon Shinyaku Co., Ltd.	2,100	103,708
Olympus Corp.	9,800	339,452
Ono Pharmaceutical Co., Ltd.	16,100	352,755
Otsuka Holdings Co., Ltd.	16,900	737,958
PeptiDream, Inc. (a) (b)	1,300	67,767
Rohto Pharmaceutical Co., Ltd.	4,400	69,338
Santen Pharmaceutical Co., Ltd.	13,800	169,195
Sawai Pharmaceutical Co., Ltd.	1,400	75,380
Shionogi & Co., Ltd.	9,500	456,042
Ship Healthcare Holdings, Inc.	2,300	59,159
Sosei Group Corp. (a)	500	57,659
Sumitomo Dainippon Pharma Co., Ltd.	6,500	112,016
Suzuken Co., Ltd.	3,300	108,081
Sysmex Corp.	5,200	301,830
Taisho Pharmaceutical Holdings Co., Ltd.	1,600	133,065
Takara Bio, Inc.	3,300	44,421
Takeda Pharmaceutical Co., Ltd.	22,400	928,572
Terumo Corp.	11,000	406,953
Toho Holdings Co., Ltd.	2,900	57,983
Tsumura & Co.	2,800	77,301

		8,565,713

JORDAN — 0.3%
Hikma Pharmaceuticals PLC	5,094	119,153

See accompanying Notes to Schedule of Investments

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

LUXEMBOURG — 0.3%
Eurofins Scientific SE	356	$152,074

NEW ZEALAND — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	23,257	138,170
Ryman Healthcare, Ltd.	23,597	133,443

		271,613

SINGAPORE — 0.3%
Haw Par Corp., Ltd.	10,600	66,695
Raffles Medical Group, Ltd.	75,408	74,641

		141,336

SOUTH KOREA — 2.5%
Cell Biotech Co., Ltd.	895	36,050
Celltrion, Inc. (a)	3,364	299,134
Chong Kun Dang Pharmaceutical Corp.	686	59,353
Dong-A Socio Holdings Co., Ltd.	419	54,292
Green Cross Corp.	440	57,195
Green Cross Holdings Corp.	2,760	54,386
Hanmi Pharm Co., Ltd.	232	58,682
Hanmi Science Co., Ltd.	1,106	55,950
iNtRON Biotechnology, Inc. (a)	907	22,979
Kolon Life Science, Inc.	467	45,393
Komipharm International Co., Ltd. (a)	1,712	49,611
LG Life Sciences, Ltd. (a)	985	55,048
Medy-Tox, Inc.	211	62,297
Samsung Biologics Co., Ltd. (a)	855	106,893
ViroMed Co., Ltd. (a)	783	67,098
Yuhan Corp.	491	81,102
Yungjin Pharmaceutical Co., Ltd. (a)	5,770	42,136

		1,207,599

SPAIN — 0.7%
Grifols SA	15,521	309,080
Grifols SA Class B, Preference Shares	3,094	49,620

		358,700

SWEDEN — 0.7%
Elekta AB Class B (b)	13,657	121,167
Getinge AB Class B	7,018	112,865
Swedish Orphan Biovitrum AB (a) (b)	6,738	79,139

		313,171

SWITZERLAND — 25.6%
Actelion, Ltd. (a)	3,231	700,975
Basilea Pharmaceutica, Ltd. (a) (b)	718	51,641
Galenica AG	133	150,359
Lonza Group AG (a)	1,841	319,347
Novartis AG	77,894	5,679,092
Roche Holding AG (d)	1,594	373,269
Roche Holding AG (d)	19,889	4,551,760
Sonova Holding AG	1,856	225,346
Straumann Holding AG	331	129,456
Tecan Group AG	543	84,895

		12,266,140

UNITED KINGDOM — 11.8%
AstraZeneca PLC	37,286	2,044,464
BTG PLC (a)	14,457	105,396
Dechra Pharmaceuticals PLC	5,139	85,408
Genus PLC	3,019	66,998
GlaxoSmithKline PLC	142,722	2,754,655

Indivior PLC	25,201	92,236
Smith & Nephew PLC	30,837	465,246
Spire Healthcare Group PLC (e)	11,742	48,997

		5,663,400

UNITED STATES — 4.6%
ICON PLC (a)	2,125	159,800
QIAGEN NV (a)	8,516	239,647
Shire PLC	27,397	1,585,679
Taro Pharmaceutical Industries, Ltd. (a) (b)	657	69,162
Valeant Pharmaceuticals International, Inc. (a) (b)	9,096	132,060

		2,186,348

TOTAL COMMON STOCKS (Cost $53,802,964)		47,479,820

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (f) (g)	28,080	28,080
State Street Navigator Securities Lending Government Money Market Portfolio (g) (h)	346,057	346,057

TOTAL SHORT-TERM INVESTMENTS (Cost $374,137)		374,137

TOTAL INVESTMENTS — 99.9%
(Cost $54,177,101)		47,853,957
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		64,728

NET ASSETS — 100.0%		$47,918,685

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2016, total aggregate fair value of the security is $95,841, representing 0.2% of the Fund’s net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of December 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The rate shown is the annualized seven-day yield at December 31, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned. Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $44,511 representing 0.1% of net assets.

See accompanying Notes to Schedule of Investments

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,967,611	$—	$—	$1,967,611
Belgium	385,261	—	—	385,261
Canada	108,294	—	—	108,294
Denmark	2,932,490	—	—	2,932,490
Finland	222,848	—	—	222,848
France	4,193,096	—	—	4,193,096
Germany	4,993,292	—	—	4,993,292
Hong Kong	67,231	44,511	—	111,742
Ireland	48,306	51,330	—	99,636
Israel	1,116,239	—	—	1,116,239
Italy	104,064	—	—	104,064
Japan	8,565,713	—	—	8,565,713
Jordan	119,153	—	—	119,153
Luxembourg	152,074	—	—	152,074
New Zealand	271,613	—	—	271,613
Singapore	141,336	—	—	141,336
South Korea	1,207,599	—	—	1,207,599
Spain	358,700	—	—	358,700
Sweden	313,171	—	—	313,171
Switzerland	12,266,140	—	—	12,266,140
United Kingdom	5,663,400	—	—	5,663,400
United States	2,186,348	—	—	2,186,348
Short-Term Investments	374,137	—	—	374,137

TOTAL INVESTMENTS	$47,758,116	$95,841	$—	$47,853,957

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,823	$8,823	25	8,848	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	261,220	233,140	28,080	28,080	44
State Street Navigator Securities Lending Government Money Market Portfolio *	2,406,488	2,406,488	24,022,116	26,082,547	346,057	346,057	5,825

TOTAL		$2,415,311				$374,137	$5,869

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 2.2%
Brambles, Ltd.	13,308	$119,490
CIMIC Group, Ltd.	1,425	36,053
GWA Group, Ltd.	10,699	22,931
SEEK, Ltd.	4,924	53,054
Transurban Group Stapled Security	20,018	149,589

		381,117

AUSTRIA — 0.3%
ANDRITZ AG	793	39,893
Zumtobel Group AG	1,003	17,974

		57,867

CANADA — 5.9%
Bombardier, Inc. Class B (a)	18,919	30,472
CAE, Inc.	6,560	91,866
Canadian National Railway Co. (b)	5,938	400,103
Canadian Pacific Railway, Ltd.	1,043	148,985
K-Bro Linen, Inc.	1,324	41,614
SNC-Lavalin Group, Inc.	2,082	89,720
Toromont Industries, Ltd.	2,676	84,507
Waste Connections, Inc.	1,760	138,249
WestJet Airlines, Ltd.	1,251	21,493

		1,047,009

CHINA — 0.2%
Fosun International, Ltd.	23,500	33,281

DENMARK — 2.3%
AP Moller — Maersk A/S Class B	71	113,506
DSV A/S	2,133	95,068
FLSmidth & Co. A/S	987	41,023
NKT Holding A/S	667	47,204
Vestas Wind Systems A/S	1,828	119,022

		415,823

FINLAND — 1.7%
Kone Oyj Class B	3,108	139,552
Metso Oyj	1,621	46,334
Valmet Oyj	1,955	28,827
Wartsila Oyj Abp	1,799	80,985

		295,698

FRANCE — 9.9%
Air France-KLM (a)	3,955	21,584
Airbus Group SE	4,454	295,213
Alstom SA (a)	2,176	60,075
Bouygues SA	1,993	71,567
Bureau Veritas SA	1,680	32,622
Cie de Saint-Gobain	3,745	174,809
Edenred	1,649	32,760
Eiffage SA	881	61,562
Groupe Eurotunnel SE	4,047	38,562
Legrand SA	2,127	121,034
Safran SA	2,254	162,662
Schneider Electric SE	4,466	311,412
Thales SA	685	66,564
Vinci SA	3,680	251,132
Zodiac Aerospace	2,146	49,378

		1,750,936

GERMANY — 7.4%
Brenntag AG	1,262	70,282
Deutsche Lufthansa AG	1,729	22,376
Deutsche Post AG	7,538	248,340
GEA Group AG	1,992	80,324
HOCHTIEF AG	313	43,925
MAN SE	262	26,068
OSRAM Licht AG	833	43,776
Pfeiffer Vacuum Technology AG	398	37,286
Rheinmetall AG	683	46,033
Siemens AG	5,608	690,876

		1,309,286

HONG KONG — 3.0%
Cathay Pacific Airways, Ltd. (b)	22,000	28,943
CK Hutchison Holdings, Ltd.	22,496	255,045
Hopewell Highway Infrastructure, Ltd. (b)	79,500	41,733
Jardine Matheson Holdings, Ltd.	1,678	92,710
Jardine Strategic Holdings, Ltd.	1,202	39,906
MTR Corp., Ltd.	11,319	55,039
Noble Group, Ltd. (a)	168,481	19,825

		533,201

IRELAND — 1.8%
Experian PLC	9,342	181,694
Kingspan Group PLC	1,855	50,479
Ryanair Holdings PLC (a) (b)	1,106	92,086

		324,259

ISRAEL — 0.2%
Inrom Construction Industries, Ltd.	12,905	42,585

ITALY — 1.2%
Ansaldo STS SpA	3,940	49,204
ASTM SpA	2,722	29,715
Atlantia SpA	2,817	66,140
Leonardo-Finmeccanica SpA (a)	5,095	71,688

		216,747

JAPAN — 33.2%
Asahi Glass Co., Ltd.	12,000	81,897
Central Japan Railway Co.	1,400	230,823
Dai Nippon Printing Co., Ltd.	8,000	79,221
Daikin Industries, Ltd.	2,200	202,486
East Japan Railway Co.	2,700	233,806
FANUC Corp.	1,400	237,845
Futaba Corp.	1,500	25,233
Hankyu Hanshin Holdings, Inc.	2,400	77,164
Hoshizaki Corp.	700	55,515
IHI Corp. (a)	15,000	39,096
ITOCHU Corp.	13,500	179,637
Japan Airport Terminal Co., Ltd.	900	32,602
JGC Corp.	3,200	58,274
JTEKT Corp.	2,700	43,289
Kajima Corp.	12,000	83,234
Kamigumi Co., Ltd.	4,000	38,205
Kawasaki Heavy Industries, Ltd.	22,000	69,225
Kawasaki Kisen Kaisha, Ltd. (b)	19,000	43,169
Keikyu Corp.	8,000	92,940
Keisei Electric Railway Co., Ltd.	1,900	46,215
Kintetsu Group Holdings Co., Ltd.	14,000	53,535
Kitano Construction Corp.	21,000	57,976

See accompanying Notes to Schedule of Investments

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Kokuyo Co., Ltd.	3,200	$36,901
Komatsu, Ltd.	8,200	186,132
Kubota Corp.	10,500	150,206
LIXIL Group Corp.	3,100	70,540
Mabuchi Motor Co., Ltd.	1,000	52,300
Makita Corp.	1,200	80,559
Marubeni Corp.	13,900	78,989
Minebea Co., Ltd.	5,400	50,743
MISUMI Group, Inc.	3,700	61,035
Mitsubishi Corp.	12,300	262,588
Mitsubishi Electric Corp.	16,800	234,712
Mitsubishi Heavy Industries, Ltd.	32,000	146,124
Mitsui & Co., Ltd.	13,400	184,626
Mitsui OSK Lines, Ltd.	15,000	41,668
MonotaRO Co., Ltd. (b)	1,100	22,540
NGK Insulators, Ltd.	3,200	62,197
Nidec Corp.	2,100	181,579
Nippon Air Conditioning Services Co., Ltd.	7,500	39,161
Nippon Express Co., Ltd.	12,000	64,715
Nippon Yusen KK	23,000	42,792
NSK, Ltd.	5,200	60,366
NTN Corp.	6,000	24,332
Obayashi Corp.	7,400	70,869
Odakyu Electric Railway Co., Ltd.	3,600	71,392
Park24 Co., Ltd.	1,300	35,332
Recruit Holdings Co., Ltd.	3,496	140,577
Secom Co., Ltd.	2,000	146,577
SMC Corp.	600	143,550
Sohgo Security Services Co., Ltd.	1,100	42,393
Sojitz Corp.	25,500	62,091
Sumitomo Corp.	10,900	128,546
Sumitomo Heavy Industries, Ltd.	10,000	64,560
Taisei Corp.	11,000	77,147
THK Co., Ltd.	2,100	46,561
Tobu Railway Co., Ltd.	13,000	64,646
Tokyu Corp.	11,000	81,013
Tomoe Corp.	15,200	46,785
Toppan Printing Co., Ltd.	9,000	86,115
Toshiba Corp. (a)	33,000	80,099
TOTO, Ltd.	2,000	79,307
Toyota Tsusho Corp.	2,700	70,489
West Japan Railway Co.	1,500	92,249
Yamato Holdings Co., Ltd.	4,000	81,502

		5,907,992

NETHERLANDS — 3.1%
Aalberts Industries NV	1,298	42,194
AerCap Holdings NV (a)	1,817	75,605
Boskalis Westminster	1,243	43,252
Koninklijke Philips NV	8,932	273,210
Randstad Holding NV	1,628	88,484
Wolters Kluwer NV	994	36,087

		558,832

NEW ZEALAND — 0.6%
Freightways, Ltd.	12,967	61,033
Metro Performance Glass, Ltd.	29,786	39,878

		100,911

SINGAPORE — 0.7%
ComfortDelGro Corp., Ltd.	32,400	55,394
Keppel Corp., Ltd.	18,100	72,540

		127,934

SOUTH KOREA — 2.8%
CJ Corp.	179	27,714
Hyundai Development Co-Engineering & Construction	881	32,788
Hyundai Engineering & Construction Co., Ltd.	866	30,688
Hyundai Glovis Co., Ltd.	245	31,340
Hyundai Heavy Industries Co., Ltd. (a)	424	51,078
Hyundai Merchant Marine Co., Ltd. (a)	3,330	18,638
KCC Corp.	92	27,384
Koentec Co., Ltd.	17,823	43,089
Korea Aerospace Industries, Ltd.	591	32,784
LG Corp.	1,088	54,049
Samsung C&T Corp.	674	70,034
Samsung Heavy Industries Co., Ltd. (a)	5,384	41,233
SK Holdings Co., Ltd.	231	43,893

		504,712

SPAIN — 2.1%
Abertis Infraestructuras SA	4,269	59,864
ACS Actividades de Construccion y Servicios SA	2,935	92,933
Aena SA (c)	692	94,630
Ferrovial SA	3,501	62,757
Gamesa Corp. Tecnologica SA	2,665	54,166

		364,350

SWEDEN — 5.7%
Alfa Laval AB	3,739	62,066
Assa Abloy AB Class B	7,179	133,629
Atlas Copco AB Class A	4,613	140,910
Atlas Copco AB Class B	2,987	81,739
B&B Tools AB Class B	2,041	42,911
Sandvik AB	9,565	118,660
Securitas AB Class B	4,430	69,927
Skanska AB Class B	3,180	75,294
SKF AB Class B	3,072	56,675
Trelleborg AB Class B	3,656	72,157
Volvo AB Class A	5,473	64,583
Volvo AB Class B	7,622	89,270

		1,007,821

SWITZERLAND — 5.9%
ABB, Ltd. (a)	17,090	361,188
Adecco Group AG	1,801	118,106
Geberit AG	400	160,653
Kuehne + Nagel International AG	736	97,472
Schindler Holding AG	394	69,624
SGS SA	64	130,475
Wolseley PLC	1,919	117,659

		1,055,177

UNITED KINGDOM — 9.2%
Aggreko PLC	3,239	36,741
Ashtead Group PLC	4,702	91,798
Babcock International Group PLC	6,299	74,175

See accompanying Notes to Schedule of Investments

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
BAE Systems PLC	25,323	$185,083
Balfour Beatty PLC	10,854	36,064
Bunzl PLC	2,563	66,792
Capita PLC	6,075	39,860
CNH Industrial NV	6,808	59,349
Cobham PLC	22,101	44,705
DCC PLC	1,147	85,604
easyJet PLC	3,355	41,663
Firstgroup PLC (a)	21,374	27,362
G4S PLC	13,217	38,379
Howden Joinery Group PLC	5,133	24,343
IMI PLC	2,653	34,093
International Consolidated Airlines Group SA	8,166	44,488
Intertek Group PLC	1,243	53,465
Meggitt PLC	8,634	48,926
Melrose Industries PLC	19,613	47,924
RELX NV	3,659	61,711
RELX PLC	6,497	116,326
Rentokil Initial PLC	32,901	90,334
Rolls-Royce Holdings PLC (a)	12,828	105,884
Smiths Group PLC	5,030	88,009
Travis Perkins PLC	2,084	37,390
Weir Group PLC	2,586	60,393

		1,640,861

TOTAL COMMON STOCKS (Cost $18,643,459)		17,676,399

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e)	9,731	9,731

State Street Navigator Securities Lending Government Money Market Portfolio (e) (f)	94,265	94,265

TOTAL SHORT-TERM INVESTMENTS (Cost $103,996)		103,996

TOTAL INVESTMENTS — 100.0%
(Cost $18,747,455)		17,780,395
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(4,446)

NET ASSETS — 100.0%		$17,775,949

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of December 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount shown represents less than 0.05% of net assets.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$381,117	$—	$—	$381,117
Austria	57,867	—	—	57,867
Canada	1,047,009	—	—	1,047,009
China	33,281	—	—	33,281
Denmark	415,823	—	—	415,823
Finland	295,698	—	—	295,698
France	1,750,936	—	—	1,750,936
Germany	1,309,286	—	—	1,309,286
Hong Kong	533,201	—	—	533,201
Ireland	324,259	—	—	324,259
Israel	42,585	—	—	42,585
Italy	216,747	—	—	216,747
Japan	5,907,992	—	—	5,907,992
Netherlands	558,832	—	—	558,832
New Zealand	100,911	—	—	100,911
Singapore	127,934	—	—	127,934

See accompanying Notes to Schedule of Investments

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
South Korea	$504,712	$—	$—	$504,712
Spain	364,350	—	—	364,350
Sweden	1,007,821	—	—	1,007,821
Switzerland	1,055,177	—	—	1,055,177
United Kingdom	1,640,861	—	—	1,640,861
Short-Term Investments	103,996	—	—	103,996

TOTAL INVESTMENTS	$17,780,395	$—	$—	$17,780,395

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,949	$11,949	11	11,960	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	176,085	166,354	9,731	9,731	19
State Street Navigator Securities Lending Government Money Market Portfolio *	668,413	668,413	10,111,052	10,685,200	94,265	94,265	897

TOTAL		$680,362				$103,996	$916

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRALIA — 13.0%
Alumina, Ltd. (a)	19,045	$25,237
Amcor, Ltd.	8,473	91,723
Arrium, Ltd. (b) (c)	13,738	219
BHP Billiton PLC	15,777	254,700
BHP Billiton, Ltd.	23,544	427,228
BlueScope Steel, Ltd.	5,010	33,665
Boral, Ltd.	12,477	48,877
DuluxGroup, Ltd.	2,601	11,752
Evolution Mining, Ltd.	8,082	12,407
Fortescue Metals Group, Ltd. (a)	13,192	56,263
Iluka Resources, Ltd.	3,177	16,724
Incitec Pivot, Ltd.	14,008	36,516
Independence Group NL	2,947	9,219
Newcrest Mining, Ltd.	5,640	82,699
Northern Star Resources, Ltd.	4,280	11,219
OceanaGold Corp.	4,350	12,683
Orica, Ltd.	3,390	43,399
Orora, Ltd.	6,682	14,467
OZ Minerals, Ltd.	3,983	22,756
Regis Resources, Ltd.	3,627	7,800
Resolute Mining, Ltd.	5,054	4,758
Saracen Mineral Holdings, Ltd. (b)	6,114	4,383
South32, Ltd. (d)	16,439	32,805
South32, Ltd. (d)	23,047	45,893
St. Barbara, Ltd. (b)	2,899	4,282

		1,311,674

AUSTRIA — 0.8%
RHI AG	747	19,107
Voestalpine AG	1,209	47,552
Wienerberger AG	747	12,996

		79,655

BELGIUM — 1.2%
Bekaert SA	210	8,524
Solvay SA	537	63,069
Tessenderlo Chemie NV (b)	200	7,341
Umicore SA	807	46,092

		125,026

CANADA — 12.4%
Agnico Eagle Mines, Ltd.	1,880	79,137
Agrium, Inc. (a)	1,021	102,751
Alamos Gold, Inc. Class A	2,101	14,507
Asanko Gold, Inc. (b)	1,581	4,857
B2Gold Corp. (b)	6,832	16,252
Barrick Gold Corp.	8,370	134,127
Canam Group, Inc. (a)	950	6,390
Canfor Corp. (b)	497	5,659
CCL Industries, Inc. Class B	250	49,178
Centerra Gold, Inc.	1,197	5,614
Detour Gold Corp. (b)	1,267	17,280
Dominion Diamond Corp.	611	5,928
Eldorado Gold Corp. (b)	5,677	18,288
Endeavour Mining Corp. (b)	470	7,030
First Majestic Silver Corp. (a) (b)	1,117	8,546
First Quantum Minerals, Ltd.	4,713	46,917
Fortuna Silver Mines, Inc. (b)	1,139	6,446
Franco-Nevada Corp. (a)	1,242	74,351

Goldcorp, Inc.	6,074	82,795
Guyana Goldfields, Inc. (b)	829	3,783
HudBay Minerals, Inc.	1,720	9,850
IAMGOLD Corp. (b)	2,881	11,150
Interfor Corp. (b)	877	9,829
Intertape Polymer Group, Inc.	957	17,969
Kinross Gold Corp. (b)	9,257	28,923
Kirkland Lake Gold, Ltd. (b)	750	3,926
Labrador Iron Ore Royalty Corp. (a)	477	6,623
Lundin Mining Corp. (b)	3,827	18,264
MAG Silver Corp. (b)	799	8,806
Methanex Corp.	620	27,226
New Gold, Inc. (b)	3,817	13,406
Novagold Resources, Inc. (a) (b)	1,910	8,745
Osisko Gold Royalties, Ltd.	750	7,321
Pan American Silver Corp.	1,447	21,850
Potash Corp. of Saskatchewan, Inc.	6,268	113,530
Pretium Resources, Inc. (b)	1,040	8,624
Richmont Mines, Inc. (b)	570	3,706
Seabridge Gold, Inc. (a) (b)	417	3,433
SEMAFO, Inc. (b)	2,919	9,621
Silver Standard Resources, Inc. (b)	1,000	8,956
Silver Wheaton Corp. (a)	3,087	59,712
Stella-Jones, Inc.	250	8,124
Teck Resources, Ltd. Class B	3,241	64,938
Torex Gold Resources, Inc. (b)	597	9,255
Turquoise Hill Resources, Ltd. (b)	8,347	26,826
West Fraser Timber Co., Ltd. (a)	417	14,929
Winpak, Ltd.	550	18,628
Yamana Gold, Inc.	6,958	19,561

		1,253,567

CHILE — 0.2%
Antofagasta PLC (a)	2,919	24,346

DENMARK — 1.0%
Chr Hansen Holding A/S	739	40,999
Novozymes A/S Class B	1,701	58,754

		99,753

FINLAND — 2.1%
Huhtamaki Oyj	161	5,991
Outokumpu Oyj (b)	2,187	19,619
Stora Enso Oyj Class R	6,647	71,581
UPM-Kymmene Oyj	4,570	112,504

		209,695

FRANCE — 3.8%
Air Liquide SA	2,894	322,491
Arkema SA	580	56,857

		379,348

GERMANY — 12.5%
Aurubis AG	157	9,074
BASF SE	6,918	644,377
Covestro AG (e)	361	24,818
Evonik Industries AG	650	19,457
Fuchs Petrolub SE Preference Shares	327	13,755
HeidelbergCement AG	1,057	98,811
KS AG (a)	1,599	38,268
Lanxess AG	601	39,524
Linde AG	1,403	230,999

See accompanying Notes to Schedule of Investments

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Salzgitter AG	520	$18,401
Symrise AG	747	45,564
ThyssenKrupp AG	3,091	73,812
Wacker Chemie AG	111	11,573

		1,268,433

HONG KONG — 0.1%
G-Resources Group, Ltd.	1,647	30
KuangChi Science, Ltd. (a) (b)	19,000	7,009

		7,039

INDIA — 0.1%
Vedanta Resources PLC	1,131	12,291

IRELAND — 3.2%
CRH PLC	6,851	238,136
James Hardie Industries PLC	3,111	49,491
Smurfit Kappa Group PLC	1,340	30,804

		318,431

ISRAEL — 0.4%
Frutarom Industries, Ltd.	530	27,143
Israel Chemicals, Ltd.	3,271	13,428

		40,571

ITALY — 0.2%
Buzzi Unicem SpA	917	21,772

JAPAN — 18.2%
Air Water, Inc.	1,500	27,136
Asahi Kasei Corp.	9,833	85,950
Daicel Corp.	2,900	32,074
Daido Steel Co., Ltd.	1,000	4,150
Daio Paper Corp.	900	9,545
Denka Co., Ltd.	9,855	43,599
DIC Corp.	700	21,306
Dowa Holdings Co., Ltd.	1,000	7,665
FP Corp.	100	4,596
Fuji Seal International, Inc.	1,400	29,960
Hitachi Chemical Co., Ltd.	700	17,543
Hitachi Metals, Ltd.	1,700	23,087
Hokuetsu Kishu Paper Co., Ltd.	1,000	5,693
JFE Holdings, Inc.	5,156	78,687
JSR Corp.	2,873	45,397
Kaneka Corp.	5,000	40,811
Kansai Paint Co., Ltd.	1,700	31,381
Kobe Steel, Ltd. (b)	3,064	29,344
Kuraray Co., Ltd.	2,700	40,650
Maruichi Steel Tube, Ltd.	700	22,836
Mitsubishi Chemical Holdings Corp.	13,102	85,149
Mitsubishi Gas Chemical Co., Inc.	2,500	42,762
Mitsubishi Materials Corp.	986	30,349
Mitsui Chemicals, Inc.	9,876	44,454
Mitsui Mining & Smelting Co., Ltd.	1,809	4,591
Nihon Nohyaku Co., Ltd.	1,700	9,401
Nippon Paint Holdings Co., Ltd.	1,700	46,423
Nippon Paper Industries Co., Ltd.	900	15,278
Nippon Shokubai Co., Ltd.	100	6,259
Nippon Steel & Sumitomo Metal Corp.	7,100	158,698
Nissan Chemical Industries, Ltd.	1,000	33,481
Nisshin Steel Co., Ltd.	900	11,119
Nitto Denko Corp.	1,076	82,742

Oji Holdings Corp.	10,000	40,811
Pack Corp.	700	15,670
Rengo Co., Ltd.	2,500	13,632
Shin-Etsu Chemical Co., Ltd.	3,067	238,423
Showa Denko KK	700	10,047
Sumitomo Chemical Co., Ltd.	10,838	51,665
Sumitomo Osaka Cement Co., Ltd.	1,000	3,781
T&K Toka Co., Ltd.	1,000	8,771
Taiheiyo Cement Corp.	10,744	34,083
Taiyo Nippon Sanso Corp.	1,000	11,609
Teijin, Ltd.	861	17,488
Tokuyama Corp. (b)	1,000	3,807
Tokyo Ohka Kogyo Co., Ltd.	100	3,378
Tomoku Co., Ltd.	7,000	19,685
Toray Industries, Inc.	10,838	87,923
Tosoh Corp.	7,000	49,633
Toyo Seikan Group Holdings, Ltd.	1,000	18,708
Toyobo Co., Ltd.	7,000	10,443
Ube Industries, Ltd.	11,866	24,925

		1,836,598

LUXEMBOURG — 1.1%
APERAM SA	509	23,335
ArcelorMittal (b)	12,037	89,075

		112,410

MEXICO — 0.2%
Fresnillo PLC	1,291	19,478

NETHERLANDS — 2.1%
Akzo Nobel NV	1,885	118,080
AMG Advanced Metallurgical Group NV	477	7,436
Koninklijke DSM NV	1,441	86,573

		212,089

NEW ZEALAND — 0.3%
Fletcher Building, Ltd.	3,317	24,517
Steel & Tube Holdings, Ltd.	3,070	5,074

		29,591

NORWAY — 1.1%
Norsk Hydro ASA	9,791	46,977
Yara International ASA	1,721	67,979

		114,956

PERU — 0.0% (f)
Hochschild Mining PLC	1,810	4,730

PORTUGAL — 0.0% (f)
Navigator Co., SA	972	3,347

SOUTH AFRICA — 0.5%
Lonmin PLC (b)	2,031	3,551
Mondi PLC	2,480	51,053

		54,604

SOUTH KOREA — 5.0%
Aekyung Petrochemical Co., Ltd.	420	4,381
Dongkuk Industries Co., Ltd.	2,159	8,151
Hanwha Chemical Corp.	931	19,039
Hanwha Corp.	143	4,150
Hyosung Corp.	209	25,178
Hyundai BNG Steel Co., Ltd. (b)	330	3,388
Hyundai Steel Co.	729	34,404

See accompanying Notes to Schedule of Investments

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Jenax, Inc. (b)	243	$4,527
KISCO Corp.	60	1,841
Kolon Corp.	18	873
Kolon Industries, Inc.	71	4,350
Korea Petrochemical Ind Co., Ltd.	30	6,843
Korea Zinc Co., Ltd.	140	55,059
Kukdo Chemical Co., Ltd.	197	8,955
LG Chem, Ltd.	350	75,633
Lotte Chemical Corp.	131	40,022
OCI Co., Ltd. (b)	157	10,230
Poongsan Holdings Corp.	210	8,433
POSCO ADR	2,269	119,236
Sinjin SM Co., Ltd.	209	1,235
SK Chemicals Co., Ltd.	117	6,490
Taekwang Industrial Co., Ltd.	19	14,897
Tongyang, Inc.	2,131	5,267
Wonik Materials Co., Ltd. (b)	170	9,473
Youlchon Chemical Co., Ltd.	2,160	25,127
Young Poong Corp.	5	4,405

		501,587

SPAIN — 0.2%
Acerinox SA (a)	1,077	14,319
Vidrala SA	79	4,083

		18,402

SWEDEN — 0.9%
Boliden AB	2,077	54,391
Hexpol AB	1,890	17,549
SSAB AB Class A (b)	3,683	14,019
SSAB AB Class B (b)	1,610	5,102

		91,061

SWITZERLAND — 9.9%
Clariant AG	2,091	36,148
EMS-Chemie Holding AG	61	31,060
Givaudan SA	67	123,011
Glencore PLC (b)	86,994	298,135
Gurit Holding AG	10	7,960
LafargeHolcim, Ltd.	1,519	79,972
LafargeHolcim, Ltd. (b)	1,751	92,430
Sika AG	11	52,946
Syngenta AG	701	277,613

		999,275

UNITED KINGDOM — 9.0%
Acacia Mining PLC	1,120	5,173
Anglo American PLC (b)	9,407	134,836
Centamin PLC	7,897	13,515
Croda International PLC	959	37,872
DS Smith PLC	6,584	33,201
Elementis PLC	2,629	9,011
Essentra PLC	1,741	9,917
Johnson Matthey PLC	1,817	71,441
Randgold Resources, Ltd.	679	53,822
Rio Tinto PLC	9,128	356,248
Rio Tinto, Ltd.	3,231	140,140
RPC Group PLC	1,927	25,359
Victrex PLC	631	15,056

		905,591

UNITED STATES — 0.4%
Sims Metal Management, Ltd.	2,397	22,269
Tahoe Resources, Inc.	2,309	21,780

		44,049

TOTAL COMMON STOCKS (Cost $12,356,161)		10,099,369

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (g) (h)	651	651
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	163,157	163,157

TOTAL SHORT-TERM INVESTMENTS (Cost $163,808)		163,808

TOTAL INVESTMENTS — 101.5%
(Cost $12,519,969)		10,263,177
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(150,381)

NET ASSETS — 100.0%		$10,112,796

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $219 representing 0.0% of net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.3% of net assets as of December 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2016.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,311,455	$219	$—	$1,311,674
Austria	79,655	—	—	79,655
Belgium	125,026	—	—	125,026
Canada	1,253,567	—	—	1,253,567
Chile	24,346	—	—	24,346
Denmark	99,753	—	—	99,753
Finland	209,695	—	—	209,695
France	379,348	—	—	379,348
Germany	1,268,433	—	—	1,268,433
Hong Kong	7,039	—	—	7,039
India	12,291	—	—	12,291
Ireland	318,431	—	—	318,431
Israel	40,571	—	—	40,571
Italy	21,772	—	—	21,772
Japan	1,836,598	—	—	1,836,598
Luxembourg	112,410	—	—	112,410
Mexico	19,478	—	—	19,478
Netherlands	212,089	—	—	212,089
New Zealand	29,591	—	—	29,591
Norway	114,956	—	—	114,956
Peru	4,730	—	—	4,730
Portugal	3,347	—	—	3,347
South Africa	54,604	—	—	54,604
South Korea	501,587	—	—	501,587
Spain	18,402	—	—	18,402
Sweden	91,061	—	—	91,061
Switzerland	999,275	—	—	999,275
United Kingdom	905,591	—	—	905,591
United States	44,049	—	—	44,049
Short-Term Investments	163,808	—	—	163,808

TOTAL INVESTMENTS	$10,262,958	$219	$—	$10,263,177

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	81	$81	112	193	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	37,564	36,913	651	651	5
State Street Navigator Securities Lending Government Money Market Portfolio *	264,905	264,905	3,425,095	3,526,843	163,157	163,157	410

TOTAL		$264,986				$163,808	$415

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 1.1%
Aconex, Ltd. (a) (b)	2,176	$7,989
Altium, Ltd. (a)	1,274	7,463
carsales.com, Ltd.	3,035	24,943
Computershare, Ltd.	6,511	58,744
IRESS, Ltd.	3,289	28,269
Link Administration Holdings, Ltd.	1,634	8,957

		136,365

AUSTRIA — 0.2%
ams AG	711	20,217

BELGIUM — 0.2%
Barco NV	301	25,411

CANADA — 3.7%
Avigilon Corp. (a) (b)	274	2,619
BlackBerry, Ltd. (b)	5,471	37,696
Canadian Solar, Inc. (a) (b)	341	4,154
Celestica, Inc. (b)	1,801	21,367
CGI Group, Inc. Class A (b)	3,020	145,117
Constellation Software, Inc.	202	91,901
DH Corp.	1,408	23,392
Kinaxis, Inc. (b)	230	10,719
Open Text Corp.	1,263	78,094
Sandvine Corp.	1,899	3,979
Shopify, Inc. Class A (b)	424	18,243

		437,281

CHINA — 0.0% (c)
New Sports Group, Ltd. (b)	140,000	1,914
Technovator International, Ltd.	8,000	3,054

		4,968

DENMARK — 0.5%
Nets A/S (b) (d)	1,105	19,374
SimCorp A/S	711	34,715

		54,089

FINLAND — 2.5%
Nokia Oyj (e)	18,513	89,159
Nokia Oyj (e)	34,829	168,544
Tieto Oyj	1,325	36,224

		293,927

FRANCE — 4.1%
Altran Technologies SA (b)	1,330	19,471
Atos SE	796	84,168
Cap Gemini SA	1,707	144,307
Criteo SA ADR (b)	570	23,415
Dassault Systemes SE	1,327	101,321
Ingenico Group SA	574	45,934
Neopost SA	511	16,018
Sopra Steria Group	156	17,746
Ubisoft Entertainment SA (b)	1,134	40,428

		492,808

GERMANY — 9.7%
ADVA Optical Networking SE (b)	1,209	9,842
AIXTRON SE (b)	1,544	5,047
Infineon Technologies AG	11,776	205,066
Rocket Internet SE (b) (d)	504	10,172

SAP SE	9,004	786,444
Scout24 AG (b) (d)	215	7,671
SMA Solar Technology AG (a)	200	5,298
Software AG	689	25,061
United Internet AG	1,423	55,676
Wirecard AG (a)	1,103	47,571

		1,157,848

HONG KONG — 0.9%
ASM Pacific Technology, Ltd.	4,049	42,902
China Goldjoy Group, Ltd. (a)	44,000	5,108
China Innovationpay Group, Ltd. (b)	84,000	6,284
Landing International Development, Ltd. (b)	136,651	1,763
PAX Global Technology, Ltd.	11,000	7,292
Peace Map Holding, Ltd. (b)	120,000	1,780
Truly International Holdings, Ltd. (a)	16,000	6,232
VTech Holdings, Ltd.	2,271	30,375

		101,736

IRELAND — 0.1%
Datalex PLC	2,098	7,524

ISLE OF MAN — 0.1%
Paysafe Group PLC (b)	3,938	18,067

ISRAEL — 2.0%
Check Point Software Technologies, Ltd. (a) (b)	1,331	112,416
CyberArk Software, Ltd. (b)	253	11,512
Ituran Location and Control, Ltd.	630	16,695
Mellanox Technologies, Ltd. (b)	411	16,810
Nice-Systems, Ltd.	811	55,336
Tower Semiconductor, Ltd. (b)	831	15,907
Wix.com, Ltd. (b)	293	13,053

		241,729

ITALY — 0.1%
Reply SpA	106	13,193

JAPAN — 31.9%
Advantest Corp.	2,378	40,124
Alps Electric Co., Ltd.	2,047	49,598
Anritsu Corp.	1,800	9,723
Azbil Corp.	986	27,813
Brother Industries, Ltd.	2,748	49,690
Canon, Inc. (a)	10,319	291,517
Citizen Watch Co., Ltd.	4,155	24,901
COLOPL, Inc. (a)	700	5,954
COOKPAD, Inc. (a) (b)	300	2,765
DeNA Co., Ltd.	1,100	24,087
Dip Corp.	400	8,293
Disco Corp.	200	24,281
FUJIFILM Holdings Corp.	4,325	164,456
Fujitsu, Ltd.	19,688	109,636
GMO internet, Inc.	700	8,966
GMO Payment Gateway, Inc. (a)	200	8,917
GungHo Online Entertainment, Inc. (a) (b)	3,900	8,326
Gurunavi, Inc.	400	7,974
Hamamatsu Photonics KK	1,800	47,456
Hirose Electric Co., Ltd.	400	49,694
Hitachi High-Technologies Corp.	877	35,453
Hitachi Kokusai Electric, Inc.	500	10,473
Hitachi, Ltd.	44,325	240,180

See accompanying Notes to Schedule of Investments

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Horiba, Ltd.	686	$31,819
Ibiden Co., Ltd.	1,970	26,568
Infomart Corp. (a)	1,600	9,383
Istyle, Inc.	1,200	8,550
Japan Display, Inc. (b)	3,450	9,850
Kakaku.com, Inc.	1,800	29,847
Keyence Corp.	492	338,307
Konami Holdings Corp.	1,185	47,955
Konica Minolta, Inc.	5,506	54,807
Kyocera Corp.	3,483	173,560
LINE Corp. (a) (b)	200	6,876
Mitsumi Electric Co., Ltd. (b)	1,679	9,242
Mixi, Inc.	600	21,966
Murata Manufacturing Co., Ltd.	1,969	264,199
NEC Corp.	26,578	70,641
Nexon Co., Ltd.	1,800	26,143
Nintendo Co., Ltd.	983	206,823
Nippon Electric Glass Co., Ltd.	4,933	26,730
Nomura Research Institute, Ltd.	1,650	50,362
NTT Data Corp.	1,592	77,119
Obic Co., Ltd.	990	43,374
Oki Electric Industry Co., Ltd.	977	13,754
Omron Corp.	2,161	83,098
Otsuka Corp.	800	37,450
Renesas Electronics Corp. (b)	3,000	23,869
Ricoh Co., Ltd.	6,801	57,610
Rohm Co., Ltd.	980	56,547
SCREEN Holdings Co., Ltd.	487	30,272
SCSK Corp.	700	24,547
Seiko Epson Corp.	3,200	67,904
Shimadzu Corp.	2,000	31,929
SMS Co., Ltd.	500	11,107
Square Enix Holdings Co., Ltd.	800	20,611
Sumco Corp.	1,878	24,313
Taiyo Yuden Co., Ltd.	1,684	20,257
TDK Corp.	1,278	88,096
TIS, Inc.	1,279	27,415
Tokyo Electron, Ltd.	1,670	158,144
Topcon Corp.	1,200	18,128
Trend Micro, Inc. (b)	1,181	42,072
Ulvac, Inc.	600	18,416
Wacom Co., Ltd. (a)	2,200	5,772
Yahoo! Japan Corp.	13,919	53,583
Yaskawa Electric Corp.	3,312	51,624
Yokogawa Electric Corp.	3,035	44,054

		3,794,970

NETHERLANDS — 7.4%
ASM International NV	877	39,438
ASML Holding NV	4,168	468,854
Cimpress NV (b)	462	42,324
Gemalto NV	939	54,393
InterXion Holding NV (b)	470	16,483
NXP Semiconductors NV (b)	2,676	262,275

		883,767

NEW ZEALAND — 0.1%
Xero, Ltd. (b)	1,046	12,764

NORWAY — 0.1%
Nordic Semiconductor ASA (a) (b)	1,491	6,080

SINGAPORE — 0.4%
IGG, Inc.	9,000	6,059
Venture Corp., Ltd.	5,725	39,152

		45,211

SOUTH KOREA — 21.2%
Actoz Soft Co., Ltd. (b)	82	906
Advanced Process Systems Corp. (b)	502	12,407
AfreecaTV Co., Ltd.	193	3,939
Ahnlab, Inc.	130	6,221
Bluecom Co., Ltd.	233	2,093
Com2uSCorp.	147	10,613
Daou Technology, Inc.	283	4,218
Dongbu HiTek Co., Ltd. (b)	308	4,055
DuzonBizon Co., Ltd.	317	5,630
Eo Technics Co., Ltd.	82	6,097
G-SMATT GLOBAL Co., Ltd. (b)	303	3,663
G-treeBNT Co., Ltd. (b)	423	5,831
Gamevil, Inc. (b)	122	4,919
GemVax & Kael Co., Ltd. (b)	520	6,264
Homecast Co., Ltd. (b)	232	3,381
Kakao Corp.	313	19,954
KH Vatec Co., Ltd.	236	2,648
LG Display Co., Ltd. ADR (a) (b)	4,833	62,104
LG Innotek Co., Ltd.	207	15,151
Lumens Co., Ltd. (b)	1,860	5,906
NAVER Corp.	290	186,082
NCSoft Corp.	175	35,861
Neowiz Games Corp. (b)	536	5,037
Nexon GT Co., Ltd. (b)	245	1,724
NHN Entertainment Corp. (b)	279	11,619
NHN KCP Corp.	249	2,639
Partron Co., Ltd.	745	6,384
Sam Young Electronics Co., Ltd.	1,488	14,969
Samsung Electro-Mechanics Co., Ltd.	616	25,909
Samsung Electronics Co., Ltd. GDR	2,283	1,705,401
Samsung SDI Co., Ltd.	527	47,560
Samsung SDS Co., Ltd.	355	41,002
Seoul Semiconductor Co., Ltd.	930	11,973
SK Hynix, Inc.	5,447	201,590
SundayToz Corp. (b)	75	1,273
Texcell-NetCom Co., Ltd. (b)	742	4,061
Tovis Co., Ltd.	781	5,477
UniTest, Inc.	449	4,498
Viatron Technologies, Inc.	345	7,241
Webzen, Inc. (b)	193	2,389
WeMade Entertainment Co., Ltd. (b)	98	1,809
Wonik Holdings Co., Ltd. (b)	1,406	7,846

		2,518,344

SPAIN — 1.7%
Amadeus IT Group SA Class A	4,058	184,775
Indra Sistemas SA (b)	1,626	17,854

		202,629

SWEDEN — 2.7%
Fingerprint Cards AB Class B (b)	3,052	21,115
Hexagon AB Class B	2,756	98,747
Mycronic AB	580	6,257
NetEnt AB (b)	2,024	15,662

See accompanying Notes to Schedule of Investments

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Starbreeze AB (b)	3,492	$7,419
Telefonaktiebolaget LM Ericsson Class B	28,608	168,475

		317,675

SWITZERLAND — 1.7%
Logitech International SA	2,114	52,832
Myriad Group AG (b)	2,724	6,486
STMicroelectronics NV	7,557	86,084
Temenos Group AG (b)	844	58,877

		204,279

UNITED KINGDOM — 5.4%
Atlassian Corp. PLC Class A (b)	591	14,231
Auto Trader Group PLC (d)	8,159	41,234
AVEVA Group PLC	1,040	24,147
Dialog Semiconductor PLC (b)	929	39,356
Electrocomponents PLC	5,981	35,230
FDM Group Holdings PLC	843	5,885
Fidessa Group PLC	462	13,067
Halma PLC	3,194	35,421
Imagination Technologies Group PLC (b)	3,018	9,398
Just Eat PLC (b)	4,409	31,789
Kainos Group PLC	1,222	3,088
Micro Focus International PLC	2,099	56,515
Moneysupermarket.com Group PLC	4,427	16,088
NCC Group PLC (a)	3,482	7,777
Playtech PLC	1,752	17,882
Rightmove PLC	909	43,839
Sage Group PLC	13,463	108,963
Sophos Group PLC (d)	2,445	7,903
Spectris PLC	1,756	50,187
Spirent Communications PLC	10,508	12,822
Worldpay Group PLC (d)	13,094	43,669
Xaar PLC	1,432	7,078
Zoopla Property Group PLC (d)	2,851	11,248

		636,817

UNITED STATES — 1.5%
Flex, Ltd. (a) (b)	6,716	96,509
Globant SA (a) (b)	186	6,203
Mitel Networks Corp. (b)	1,144	7,779
Mobileye NV (a) (b)	1,690	64,423
Stratasys, Ltd. (a) (b)	368	6,087

		181,001

TOTAL COMMON STOCKS (Cost $11,636,213)		11,808,700

SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (f) (g)	6,497	6,497
State Street Navigator Securities Lending Government Money Market Portfolio (g) (h)	374,954	374,954

TOTAL SHORT-TERM INVESTMENTS (Cost $381,451)		381,451

TOTAL INVESTMENTS — 102.5% (Cost $12,017,664)		12,190,151
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(297,705)

NET ASSETS — 100.0%		$11,892,446

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.2% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	The rate shown is the annualized seven-day yield at December 31, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$136,365	$—	$—	$136,365
Austria	20,217	—	—	20,217
Belgium.	25,411	—	—	25,411
Canada	437,281	—	—	437,281
China	4,968	—	—	4,968
Denmark	54,089	—	—	54,089
Finland	293,927	—	—	293,927
France	492,808	—	—	492,808
Germany	1,157,848	—	—	1,157,848
Hong Kong	101,736	—	—	101,736
Ireland	7,524	—	—	7,524
Isle of Man	18,067	—	—	18,067
Israel	241,729	—	—	241,729
Italy.	13,193	—	—	13,193
Japan	3,794,970	—	—	3,794,970
Netherlands	883,767	—	—	883,767
New Zealand	12,764	—	—	12,764
Norway	6,080	—	—	6,080
Singapore	45,211	—	—	45,211
South Korea	2,518,344	—	—	2,518,344
Spain	202,629	—	—	202,629
Sweden	317,675	—	—	317,675
Switzerland	204,279	—	—	204,279
United Kingdom.	636,817	—	—	636,817
United States	181,001	—	—	181,001
Short-Term Investments	381,451	—	—	381,451

TOTAL INVESTMENTS	$12,190,151	$—	$—	$12,190,151

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,021	$2,021	—	2,021	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	44,752	38,255	6,497	6,497	7
State Street Navigator Securities Lending Government Money Market Portfolio *	796,074	796,074	11,017,112	11,438,232	374,954	374,954	1,832

TOTAL		$798,095				$381,451	$1,839

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 4.1%
Amaysim Australia, Ltd.	13,100	$18,877
SpeedCast International, Ltd. (a)	11,020	27,928
Superloop, Ltd. (b)	8,107	16,085
Telstra Corp., Ltd.	286,220	1,056,984
TPG Telecom, Ltd. (a)	21,072	104,061
Vocus Communications, Ltd.	42,012	117,729

		1,341,664

AUSTRIA — 0.1%
Telekom Austria AG (b)	5,935	35,118

BELGIUM — 1.0%
Orange Belgium SA (b)	1,865	39,057
Proximus SADP	9,728	280,730

		319,787

CANADA — 6.9%
BCE, Inc. (c)	3,529	152,707
BCE, Inc. (c)	16,167	699,061
Manitoba Telecom Services, Inc.	1,606	45,460
Rogers Communications, Inc. Class B	24,478	944,361
TELUS Corp.	13,378	426,090

		2,267,679

CHINA — 0.0% (d)
APT Satellite Holdings, Ltd.	24,500	11,787

DENMARK — 0.9%
TDC A/S (b)	55,605	286,009

FINLAND — 1.0%
Elisa Oyj	10,268	334,977

FRANCE — 6.1%
Iliad SA	1,812	349,082
Orange SA	100,283	1,526,840
SFR Group SA (b)	5,074	143,589

		2,019,511

GERMANY — 9.1%
Deutsche Telekom AG	140,208	2,418,649
Drillisch AG (a)	2,961	127,720
Freenet AG	8,767	247,449
QSC AG	6,611	13,353
Telefonica Deutschland Holding AG	42,675	183,197

		2,990,368

HONG KONG — 1.6%
HKBN, Ltd.	67,760	74,375
HKT Trust & HKT, Ltd.	192,208	235,762
Hutchison Telecommunications Hong Kong Holdings, Ltd.	98,000	31,600
PCCW, Ltd.	279,664	151,498
SmarTone Telecommunications Holdings, Ltd.	28,000	37,631

		530,866

ISRAEL — 1.1%
B Communications, Ltd.	792	17,348
Bezeq The Israeli Telecommunication Corp., Ltd.	139,852	265,994

Cellcom Israel, Ltd. (b)	3,622	29,174
magicJack VocalTec, Ltd. (b)	826	5,658
Partner Communications Co., Ltd. (b)	8,333	39,991

		358,165

ITALY — 3.4%
Ei Towers SpA (b)	1,205	65,074
Infrastrutture Wireless Italiane SpA (e)	16,059	74,562
Telecom Italia RSP/Milano (b) (c)	412,914	299,203
Telecom Italia SpA/Milano (b) (c)	780,719	689,239
Tiscali SpA (b)	105,268	5,052

		1,133,130

JAPAN — 23.5%
Freebit Co., Ltd.	700	4,813
Japan Communications, Inc. (a) (b)	9,600	13,498
KDDI Corp.	78,490	1,991,608
Nippon Telegraph & Telephone Corp.	36,894	1,553,765
NTT DOCOMO, Inc.	65,458	1,494,531
Okinawa Cellular Telephone Co.	700	20,916
SoftBank Group Corp.	39,778	2,648,229
WirelessGate, Inc.	400	5,837

		7,733,197

LUXEMBOURG — 0.5%
Millicom International Cellular SA	4,094	175,439

NETHERLANDS — 2.6%
Koninklijke KPN NV	292,385	867,818

NEW ZEALAND — 1.1%
Chorus, Ltd.	27,285	75,532
Spark New Zealand, Ltd.	125,618	298,694

		374,226

NORWAY — 2.2%
Telenor ASA	47,291	708,731

PORTUGAL — 0.0% (d)
Pharol SGPS SA (a)	30,808	6,726

SINGAPORE — 4.5%
M1, Ltd. (a)	25,400	34,460
Singapore Telecommunications, Ltd.	545,613	1,378,478
StarHub, Ltd.	39,489	76,808

		1,489,746

SOUTH KOREA — 2.7%
KT Corp. ADR (b)	15,727	221,594
LG Uplus Corp.	14,589	138,304
Sejong Telecom, Inc. (b)	8,652	6,476
SK Telecom Co., Ltd. ADR	24,716	516,564

		882,938

SPAIN — 6.0%
Cellnex Telecom SA (a) (e)	10,428	150,300
Euskaltel SA (a) (b) (e)	7,547	67,025
Telefonica SA	187,368	1,743,065

		1,960,390

SWEDEN — 3.1%
Com Hem Holding AB	7,843	75,024
Tele2 AB Class B	23,910	192,262
Telia Co. AB	186,783	754,772

		1,022,058

See accompanying Notes to Schedule of Investments

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SWITZERLAND — 2.8%
Sunrise Communications Group AG (b) (e)	2,284	$150,566
Swisscom AG	1,737	779,501

		930,067

UNITED KINGDOM — 15.1%
BT Group PLC	380,834	1,726,548
Inmarsat PLC	30,724	285,300
KCOM Group PLC	36,959	43,271
TalkTalk Telecom Group PLC (a)	36,486	76,282
Vodafone Group PLC	1,153,165	2,847,678

		4,979,079

TOTAL COMMON STOCKS (Cost $36,737,518)		32,759,476

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (f) (g)	4,672	4,672
State Street Navigator Securities Lending Government Money Market Portfolio (g) (h)	267,537	267,537

TOTAL SHORT-TERM INVESTMENTS (Cost $272,209)		272,209

TOTAL INVESTMENTS — 100.2% (Cost $37,009,727)		33,031,685
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(77,132)

NET ASSETS — 100.0%		$32,954,553

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.3% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The rate shown is the annualized seven-day yield at December 31, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,341,664	$—	$—	$1,341,664
Austria	35,118	—	—	35,118
Belgium.	319,787	—	—	319,787
Canada	2,267,679	—	—	2,267,679
China	11,787	—	—	11,787
Denmark	286,009	—	—	286,009
Finland	334,977	—	—	334,977
France	2,019,511	—	—	2,019,511
Germany	2,990,368	—	—	2,990,368
Hong Kong	530,866	—	—	530,866
Israel	358,165	—	—	358,165
Italy.	1,133,130	—	—	1,133,130
Japan	7,733,197	—	—	7,733,197
Luxembourg.	175,439	—	—	175,439
Netherlands	867,818	—	—	867,818
New Zealand	374,226	—	—	374,226
Norway	708,731	—	—	708,731
Portugal	6,726	—	—	6,726

See accompanying Notes to Schedule of Investments

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Singapore	$1,489,746	$—	$—	$1,489,746
South Korea	882,938	—	—	882,938
Spain	1,960,390	—	—	1,960,390
Sweden	1,022,058	—	—	1,022,058
Switzerland	930,067	—	—	930,067
United Kingdom.	4,979,079	—	—	4,979,079
Short-Term Investments	272,209	—	—	272,209

TOTAL INVESTMENTS	$33,031,685	$—	$—	$33,031,685

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,354	$16,354	26	16,380	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	310,193	305,521	4,672	4,672	30
State Street Navigator Securities Lending Government Money Market Portfolio *	250,771	250,771	38,025,343	38,008,577	267,537	267,537	5,082

TOTAL		$267,125				$272,209	$5,112

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 5.2%
AGL Energy, Ltd.	31,581	$505,150
APA Group	52,238	324,165
AusNet Services.	82,065	93,889
DUET Group (a)	114,469	227,110
ERM Power, Ltd.	7,989	7,433
Infigen Energy (b)	35,959	23,434
Spark Infrastructure Group	78,420	135,146

		1,316,327

AUSTRIA — 0.4%
EVN AG	1,464	17,302
Verbund AG	5,572	89,185

		106,487

BELGIUM — 0.3%
Elia System Operator SA	1,383	72,476

CANADA — 7.4%
Algonquin Power & Utilities Corp. (a)	12,932	109,836
Atco, Ltd. Class I	3,543	117,990
Boralex, Inc. Class A	2,110	30,130
Canadian Utilities, Ltd. Class A (a)	5,656	152,635
Capital Power Corp. (a)	4,066	70,432
Emera, Inc. (a)	9,470	320,527
Fortis, Inc.	18,753	579,769
Hydro One, Ltd. (c)	7,834	137,747
Innergex Renewable Energy, Inc. (a)	4,435	46,399
Just Energy Group, Inc. (a)	4,241	23,212
Northland Power, Inc. (a)	5,232	90,903
Superior Plus Corp. (a)	6,804	64,689
TransAlta Corp.	13,914	77,090
TransAlta Renewables, Inc. (a)	4,129	44,152
Valener, Inc. (a)	1,791	27,993

		1,893,504

CHINA — 0.6%
China Everbright Water, Ltd.	33,638	11,642
ENN Energy Holdings, Ltd.	35,000	144,006

		155,648

DENMARK — 1.5%
DONG Energy A/S (b) (c)	9,793	371,741

FINLAND — 1.2%
Fortum Oyj	20,407	313,609

FRANCE — 7.9%
Albioma SA	1,278	22,296
Direct Energie	633	23,835
Electricite de France SA	14,881	151,935
Engie SA	76,051	972,203
Rubis SCA	2,010	166,063
Suez Environment Co.	17,522	259,016
Veolia Environnement SA	23,996	409,386

		2,004,734

GERMANY — 5.3%
Capital Stage AG	3,968	26,576
E.ON SE	93,885	663,469
Innogy SE (b) (c)	6,554	228,193
RWE AG (b)	22,730	283,258

RWE AG Preference Shares	1,917	17,629
Uniper SE (b)	9,116	126,102

		1,345,227

HONG KONG — 9.7%
Canvest Environmental Protection Group Co., Ltd. (a)	30,000	14,820
Cheung Kong Infrastructure Holdings, Ltd.	35,300	280,919
China Ruifeng Renewable Energy Holdings, Ltd. (b)	70,171	8,236
China Water Industry Group, Ltd. (b)	61,045	10,157
CLP Holdings, Ltd.	93,000	854,653
HK Electric Investments & HK Electric Investments, Ltd. (a) (c)	108,671	89,705
Hong Kong & China Gas Co., Ltd.	347,329	615,531
Kong Sun Holdings, Ltd. (b)	193,787	8,498
Power Assets Holdings, Ltd.	61,500	542,170
Towngas China Co., Ltd. (a) (b)	48,000	25,259
United Photovoltaics Group, Ltd. (b)	174,000	16,383

		2,466,331

ITALY — 8.9%
A2A SpA	73,513	95,374
ACEA SpA	2,208	26,899
Ascopiave SpA	4,100	11,780
Enel SpA	363,172	1,604,237
ERG SpA	2,350	25,282
Falck Renewables SpA	7,156	6,970
Hera SpA	27,810	64,297
Iren SpA	27,406	44,978
Italgas SpA (b)	23,410	92,298
Terna Rete Elettrica Nazionale SpA	65,826	302,159

		2,274,274

JAPAN — 13.3%
Chubu Electric Power Co., Inc.	33,788	473,064
Chugoku Electric Power Co., Inc.	15,387	180,868
Electric Power Development Co., Ltd.	8,300	191,426
eRex Co., Ltd.	600	17,413
Hiroshima Gas Co., Ltd.	2,200	7,055
Hokkaido Electric Power Co., Inc.	9,500	74,364
Hokkaido Gas Co., Ltd. (e)	4,000	9,465
Hokuriku Electric Power Co.	9,294	104,387
K&O Energy Group, Inc.	797	12,601
Kansai Electric Power Co., Inc. (b)	37,998	416,354
Kyushu Electric Power Co., Inc.	22,192	241,261
Okinawa Electric Power Co., Inc.	1,900	42,827
Osaka Gas Co., Ltd.	97,958	377,605
Saibu Gas Co., Ltd. (a)	18,000	38,891
Shikoku Electric Power Co., Inc. (b)	9,700	98,468
Shizuoka Gas Co., Ltd.	3,100	21,927
Toho Gas Co., Ltd. (a)	24,000	195,687
Tohoku Electric Power Co., Inc.	23,672	299,769
Tokyo Electric Power Co. Holdings, Inc. (b)	37,799	152,965
Tokyo Gas Co., Ltd.	94,958	430,602
West Holdings Corp.	600	4,342

		3,391,341

NEW ZEALAND — 1.6%
Contact Energy, Ltd.	34,061	110,678
Genesis Energy, Ltd.	23,384	34,242

See accompanying Notes to Schedule of Investments

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value
Infratil, Ltd.	26,416	$50,655
Mercury NZ, Ltd.	30,448	62,845
Meridian Energy, Ltd.	56,568	102,557
Tilt Renewables, Ltd.	3,329	4,503
Trustpower, Ltd.	3,329	11,003
Vector, Ltd.	12,127	27,398

		403,881

NORWAY — 0.1%
Scatec Solar ASA (c)	3,351	14,988

PORTUGAL — 1.5%
EDP — Energias de Portugal SA	114,962	350,915
REN — Redes Energeticas Nacionais SGPS SA	9,515	27,077

		377,992

SINGAPORE — 0.2%
Hyflux, Ltd.	21,100	7,522
Kenon Holdings, Ltd. (b)	983	11,550
Keppel Infrastructure Trust (e)	126,538	41,604

		60,676

SOUTH KOREA — 2.1%
E1 Corp.	137	7,112
Eco Energy Holdings Co., Ltd. (b)	369	3,895
Korea District Heating Corp.	122	6,879
Korea Electric Power Corp. ADR (b)	24,068	444,777
Korea Gas Corp.	1,397	56,040
KyungDong City Gas Co., Ltd.	86	5,461
Samchully Co., Ltd.	163	13,698

		537,862

SPAIN — 13.2%
Acciona SA	1,235	91,092
Atlantica Yield PLC	2,696	52,167
EDP Renovaveis SA	9,424	59,997
Enagas SA	10,660	271,253
Endesa SA (a)	14,891	316,089
Gas Natural SDG SA	16,888	319,024
Iberdrola SA	281,350	1,849,964
Red Electrica Corp. SA	20,297	383,743
Saeta Yield SA	2,976	25,523

		3,368,852

SWITZERLAND — 0.2%
Alpiq Holding AG (b)	215	17,875
BKW AG	520	25,198

		43,073

UNITED KINGDOM — 18.9%
Centrica PLC	257,072	743,621
Drax Group PLC	19,322	90,224
National Grid PLC	185,321	2,179,086
Pennon Group PLC	19,371	197,949
Severn Trent PLC	11,170	306,685
SSE PLC	47,422	910,011
Telecom Plus PLC	3,022	43,913
United Utilities Group PLC	31,971	355,940

		4,827,429

UNITED STATES — 0.1%
Atlantic Power Corp. (a)	6,030	15,198

TOTAL COMMON STOCKS
(Cost $33,136,519)		25,361,650

SHORT-TERM INVESTMENTS — 3.6%
UNITED STATES — 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (f) (g)	6,021	6,021
State Street Navigator Securities Lending Government Money Market Portfolio (g) (h)	912,518	912,518

		918,539

TOTAL SHORT-TERM INVESTMENTS (Cost $918,539)		918,539

TOTAL INVESTMENTS — 103.2% (Cost $34,055,058)		26,280,189
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(813,513)

NET ASSETS — 100.0%		$25,466,676

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.3% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2016, total aggregate fair value of securities is $51,069 representing 0.2% of net assets.
(f)	The rate shown is the annualized seven-day yield at December 31, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,316,327	$—	$—	$1,316,327
Austria	106,487	—	—	106,487
Belgium.	72,476	—	—	72,476
Canada	1,893,504	—	—	1,893,504
China	155,648	—	—	155,648
Denmark	371,741	—	—	371,741
Finland	313,609	—	—	313,609
France	2,004,734	—	—	2,004,734
Germany	1,345,227	—	—	1,345,227
Hong Kong	2,466,331	—	—	2,466,331
Israel	2	—	—	2
Italy.	2,274,272	—	—	2,274,272
Japan	3,381,876	9,465	—	3,391,341
New Zealand	403,881	—	—	403,881
Norway	14,988	—	—	14,988
Portugal	377,992	—	—	377,992
Singapore	19,072	41,604	—	60,676
South Korea	537,862	—	—	537,862
Spain	3,368,852	—	—	3,368,852
Switzerland	43,073	—	—	43,073
United Kingdom.	4,827,429	—	—	4,827,429
United States	15,198	—	—	15,198
Short-Term Investments	918,539	—	—	918,539

TOTAL INVESTMENTS	$26,229,120	$51,069	$—	$26,280,189

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,316	$2,316	—	2,316	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	351,539	345,518	6,021	6,021	23
State Street Navigator Securities Lending Government Money Market Portfolio *	2,565,714	2,565,714	29,024,531	30,677,727	912,518	912,518	3,268

TOTAL		$2,568,030				$918,539	$3,291

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2016, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. For the period ended December 31, 2016, the SPDR MSCI China A Shares IMI ETF had transfers from Level 1 to Level 2 in the amount of $83,989. At December 31, 2015, these investments were valued using exchange closing prices in accordance with Fund’s valuation policy. At December 31, 2016, these investments were valued using alternative valuation procedures under the valuation policy adopted by the Board. For the period ended December 31, 2016, the SPDR MSCI China A Shares IMI ETF had transfers from Level 2 to Level 1 in the amount of $68,280. At December 31, 2015, these investments were valued using alternative valuation procedures under the valuation policy adopted by the Board. At December 31, 2016, these investments were valued using exchange closing prices in accordance with Fund’s valuation policy. The remaining Funds presented herein had no material transfers between levels for the period ended December 31, 2016.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2016, are disclosed in the Schedules of Investments.

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of December 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR STOXX Europe 50 ETF	$207,370,782	$734,830	$38,062,009	$(37,327,179)
SPDR EURO STOXX 50 ETF	2,702,742,180	30,228,550	414,815,468	(384,586,918)
SPDR EURO STOXX Small Cap ETF	12,261,414	526,290	1,082,255	(555,965)
SPDR EURO STOXX 50 Currency Hedged ETF	14,922,278	(30,384)	691,099	(721,483)
SPDR S&P International Dividend Currency Hedged ETF	2,043,506	39,107	—	39,107
SPDR S&P Emerging Asia Pacific ETF	322,107,928	47,879,726	68,565,812	(20,686,086)
SPDR S&P Russia ETF	36,430,157	2,229,582	8,297,123	(6,067,541)
SPDR S&P China ETF	896,423,191	84,612,802	178,744,641	(94,131,839)
SPDR MSCI China A Shares IMI ETF	2,458,249	78,300	454,653	(376,353)
SPDR S&P Emerging Markets ETF	317,145,461	18,726,183	57,597,145	(38,870,962)
SPDR S&P Emerging Markets Dividend ETF	309,774,910	24,526,093	37,204,714	(12,678,621)
SPDR S&P Emerging Europe ETF	62,928,842	2,192,968	29,203,487	(27,010,519)
SPDR S&P Emerging Latin America ETF	47,176,685	2,067,963	21,939,650	(19,871,687)
SPDR S&P Emerging Middle East & Africa ETF	37,589,903	5,151,836	13,858,208	(8,706,372)
SPDR S&P World ex-US ETF	640,703,810	42,292,972	98,638,333	(56,345,361)
SPDR S&P International Small Cap ETF	828,086,042	63,812,971	162,776,027	(98,963,056)
SPDR Dow Jones International Real Estate ETF	3,880,325,861	(122,825,613)	252,129,409	(374,955,022)
SPDR S&P Global Infrastructure ETF	103,518,937	3,406,432	8,667,238	(5,260,806)
SPDR S&P Global Natural Resources ETF	879,569,603	37,398,104	58,742,972	(21,344,868)
SPDR S&P North American Natural Resources ETF	634,413,523	205,042,407	2,648,301	202,394,106
SPDR MSCI ACWI ex-US ETF	1,122,365,510	41,399,757	149,489,087	(108,089,330)
SPDR MSCI ACWI IMI ETF	71,340,587	5,229,965	4,608,391	621,574
SPDR MSCI ACWI Low Carbon Target ETF	123,972,895	9,171,667	6,885,096	2,286,571
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	29,851,059	1,045,103	898,589	146,514
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	5,092,411	84,379	403,452	(319,073)
SPDR MSCI EAFE StrategicFactors ETF	74,255,731	1,457,592	721,952	735,640
SPDR MSCI Emerging Markets StrategicFactors ETF	128,299,707	7,381,498	8,911,914	(1,530,416)
SPDR MSCI World StrategicFactors ETF	25,078,811	723,457	422,536	300,921
SPDR MSCI Australia StrategicFactors ETF	11,680,589	376,757	210,577	166,180
SPDR MSCI Canada StrategicFactors ETF	16,815,661	2,121,973	297,501	1,824,472
SPDR MSCI Germany StrategicFactors ETF	5,699,405	167,743	727,609	(559,866)
SPDR MSCI Japan StrategicFactors ETF	12,792,312	754,885	437,857	317,028
SPDR MSCI Spain StrategicFactors ETF	2,903,492	31,305	901,018	(869,713)
SPDR MSCI United Kingdom StrategicFactors ETF	2,777,229	24,034	483,642	(459,608)
SPDR S&P Global Dividend ETF	112,609,780	4,880,076	6,384,338	(1,504,262)
SPDR S&P International Dividend ETF	1,072,953,759	91,773,264	106,630,721	(14,857,457)
SPDR S&P Emerging Markets Small Cap ETF	455,111,517	30,355,752	132,600,888	(102,245,136)
SPDR Dow Jones Global Real Estate ETF	2,289,831,556	151,970,187	103,326,302	48,643,885

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P International Consumer Discretionary Sector ETF	$14,170,997	$783,254	$2,165,916	$(1,382,662)
SPDR S&P International Consumer Staples Sector ETF	39,132,817	897,250	4,207,300	(3,310,050)
SPDR S&P International Energy Sector ETF	47,342,506	775,043	4,672,103	(3,897,060)
SPDR S&P International Financial Sector ETF	7,321,014	66,068	1,587,239	(1,521,171)
SPDR S&P International Health Care Sector ETF	54,233,092	2,645,529	9,024,664	(6,379,135)
SPDR S&P International Industrial Sector ETF	18,786,015	813,942	1,819,562	(1,005,620)
SPDR S&P International Materials Sector ETF	12,596,318	275,996	2,609,137	(2,333,141)
SPDR S&P International Technology Sector ETF	12,036,805	2,297,435	2,144,089	153,346
SPDR S&P International Telecommunications Sector ETF	37,051,843	1,398,851	5,419,009	(4,020,158)
SPDR S&P International Utilities Sector ETF	34,085,215	116,413	7,921,439	(7,805,026)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date: February 27, 2017